FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	BrandywineGLOBAL - Dynamic US Large Cap Value ETF	Country	Shares	Value
	Common Stocks 98.6%
	Aerospace & Defense 4.9%
	Lockheed Martin Corp.	United States	10,009	$ 4,863,773
	Textron, Inc.	United States	7,001	535,507
				5,399,280
	Air Freight & Logistics 1.0%
	Expeditors International of Washington, Inc.	United States	10,052	1,113,460
	Automobile Components 0.1%
	BorgWarner, Inc.	United States	3,126	99,376
	Automobiles 3.3%
	General Motors Co.	United States	68,426	3,645,053
	Banks 0.7%
	Wells Fargo & Co.	United States	11,181	785,353
	Beverages 0.3%
	Coca-Cola Consolidated, Inc.	United States	271	341,457
	Biotechnology 0.6%
	Amgen, Inc.	United States	2,637	687,308
	Broadline Retail 1.1%
	Dillard’s, Inc., Class A	United States	168	72,533
	eBay, Inc.	United States	18,175	1,125,941
				1,198,474
	Building Products 2.8%
	A.O. Smith Corp.	United States	4,534	309,264
[a]	Builders FirstSource, Inc.	United States	12,116	1,731,740
	Carlisle Cos., Inc.	United States	2,790	1,029,064
				3,070,068
	Capital Markets 1.2%
	Affiliated Managers Group, Inc.	United States	2,494	461,190
	Evercore, Inc., Class A	United States	1,879	520,840
	T. Rowe Price Group, Inc.	United States	3,176	359,174
				1,341,204
	Chemicals 2.8%
	Cabot Corp.	United States	2,141	195,495
	CF Industries Holdings, Inc.	United States	11,055	943,213
	Eastman Chemical Co.	United States	3,598	328,569
	FMC Corp.	United States	3,859	187,586
	LyondellBasell Industries NV, Class A	United States	20,113	1,493,792
				3,148,655
	Construction & Engineering 0.0%†
[a]	WillScot Holdings Corp.	United States	1,103	36,895
	Construction Materials 0.8%
	Eagle Materials, Inc.	United States	851	209,993
	Martin Marietta Materials, Inc.	United States	1,315	679,197
				889,190
	Consumer Finance 2.1%
	American Express Co.	United States	6,066	1,800,328
	OneMain Holdings, Inc.	United States	9,437	491,951
				2,292,279
	Consumer Staples Distribution & Retail 2.8%
	Sysco Corp.	United States	6,901	527,650
	Target Corp.	United States	6,572	888,403

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Walmart, Inc.	United States	18,874	1,705,266
				3,121,319
	Containers & Packaging 0.4%
	Amcor PLC	United States	20,982	197,441
	Graphic Packaging Holding Co.	United States	7,507	203,890
				401,331
	Diversified Consumer Services 0.9%
	Service Corp. International	United States	12,579	1,004,056
	Diversified Telecommunication Services 0.4%
	Verizon Communications, Inc.	United States	11,703	468,003
	Electric Utilities 3.1%
	NextEra Energy, Inc.	United States	17,745	1,272,139
	NRG Energy, Inc.	United States	10,238	923,672
	Southern Co.	United States	15,664	1,289,461
				3,485,272
	Electronic Equipment, Instruments & Components 2.3%
[a]	Flex Ltd.	United States	15,210	583,912
	Jabil, Inc.	United States	7,996	1,150,624
	TD SYNNEX Corp.	United States	2,621	307,391
[a]	Trimble, Inc.	United States	6,741	476,319
				2,518,246
	Energy Equipment & Services 0.1%
	ChampionX Corp.	United States	3,581	97,367
	Entertainment 0.5%
	Walt Disney Co.	United States	5,292	589,264
	Financial Services 4.4%
[a]	Corpay, Inc.	United States	1,896	641,644
	Equitable Holdings, Inc.	United States	14,847	700,333
	MGIC Investment Corp.	United States	21,258	504,027
[a]	PayPal Holdings, Inc.	United States	32,329	2,759,280
[a]	WEX, Inc.	United States	1,212	212,488
				4,817,772
	Food Products 2.4%
	General Mills, Inc.	United States	21,462	1,368,632
	Ingredion, Inc.	United States	1,398	192,309
	Kraft Heinz Co.	United States	36,477	1,120,208
				2,681,149
	Health Care Providers & Services 0.5%
[a]	DaVita, Inc.	United States	2,899	433,546
	Universal Health Services, Inc., Class B	United States	834	149,636
				583,182
	Hotels, Restaurants & Leisure 3.3%
	Boyd Gaming Corp.	United States	2,908	210,946
	Darden Restaurants, Inc.	United States	4,752	887,151
[a]	Expedia Group, Inc.	United States	4,997	931,091
	Hyatt Hotels Corp., Class A	United States	1,669	262,000
[a]	MGM Resorts International	United States	23,618	818,364
	Wyndham Hotels & Resorts, Inc.	United States	5,889	593,552
				3,703,104
	Household Durables 3.1%
	KB Home	United States	4,997	328,403
	Lennar Corp., Class A	United States	3,421	466,522
[a]	NVR, Inc.	United States	101	826,069
	PulteGroup, Inc.	United States	10,212	1,112,087
	Toll Brothers, Inc.	United States	3,261	410,723

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	TopBuild Corp.	United States	910	283,319
				3,427,123
	Household Products 1.1%
	Procter & Gamble Co.	United States	6,496	1,089,054
	Reynolds Consumer Products, Inc.	United States	3,008	81,186
				1,170,240
	Industrial Conglomerates 5.6%
	3M Co.	United States	16,869	2,177,619
	Honeywell International, Inc.	United States	17,880	4,038,913
				6,216,532
	Insurance 1.2%
	Arch Capital Group Ltd.	United States	5,393	498,044
	Old Republic International Corp.	United States	20,095	727,238
	Primerica, Inc.	United States	472	128,110
				1,353,392
	IT Services 4.7%
	International Business Machines Corp.	United States	23,441	5,153,035
	Machinery 9.7%
	Caterpillar, Inc.	United States	10,752	3,900,396
	CNH Industrial NV	United Kingdom	18,100	205,073
	Deere & Co.	United States	11,526	4,883,566
	PACCAR, Inc.	United States	17,071	1,775,725
				10,764,760
	Media 5.5%
	Comcast Corp., Class A	United States	121,973	4,577,647
	Fox Corp., Class A	United States	13,194	640,964
	Interpublic Group of Cos., Inc.	United States	27,561	772,259
	Omnicom Group, Inc.	United States	540	46,462
				6,037,332
	Metals & Mining 2.1%
	Reliance, Inc.	United States	3,623	975,529
	Steel Dynamics, Inc.	United States	11,636	1,327,319
				2,302,848
	Multi-Utilities 0.6%
	Dominion Energy, Inc.	United States	12,099	651,652
	Oil, Gas & Consumable Fuels 12.2%
	Antero Midstream Corp.	United States	21,166	319,395
	Chevron Corp.	United States	15,891	2,301,652
	ConocoPhillips	United States	38,118	3,780,162
	EOG Resources, Inc.	United States	4,525	554,675
	Marathon Petroleum Corp.	United States	19,843	2,768,098
	Phillips 66	United States	6,303	718,101
	Targa Resources Corp.	United States	2,149	383,597
	Valero Energy Corp.	United States	10,170	1,246,740
	Williams Cos., Inc.	United States	26,516	1,435,046
				13,507,466
	Paper & Forest Products 0.0%†
[a]	Magnera Corp.	United States	322	5,851
	Pharmaceuticals 2.8%
	Bristol-Myers Squibb Co.	United States	13,843	782,960
	Johnson & Johnson	United States	11,644	1,683,955
	Merck & Co., Inc.	United States	4,222	420,005
	Royalty Pharma PLC, Class A	United States	6,370	162,499
				3,049,419

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Professional Services 0.6%
	Robert Half, Inc.	United States	4,070	286,772
	Science Applications International Corp.	United States	2,983	333,440
				620,212
	Specialty Retail 1.9%
[a]	AutoNation, Inc.	United States	4,365	741,352
	Best Buy Co., Inc.	United States	3,076	263,921
	Dick’s Sporting Goods, Inc.	United States	1,575	360,423
	Murphy USA, Inc.	United States	783	392,870
	Williams-Sonoma, Inc.	United States	1,753	324,620
				2,083,186
	Textiles, Apparel & Luxury Goods 0.6%
	PVH Corp.	United States	2,502	264,587
	Ralph Lauren Corp.	United States	1,989	459,419
				724,006
	Trading Companies & Distributors 0.5%
	Boise Cascade Co.	United States	2,191	260,422
[a]	Core & Main, Inc., Class A	United States	6,252	318,290
				578,712
	Wireless Telecommunication Services 3.6%
	T-Mobile U.S., Inc.	United States	17,829	3,935,395
	Total Common Stocks (Cost $102,726,570)			109,099,278
	Total Investments before Short-Term Investments (Cost $102,726,570)			109,099,278
	Short-Term Investments 1.3%
	Money Market Funds 1.3%
[b]	State Street Institutional U.S. Government Money Market Fund, 4.43%	United States	1,425,686	1,425,686
	Total Short-Term Investments (Cost $1,425,686)			1,425,686
	Total Investments (Cost $104,152,256) 99.9%			110,524,964
	Other Assets, less Liabilities 0.1%			62,650
	Net Assets 100.0%			$ 110,587,614
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
BrandywineGLOBAL - U.S. Fixed Income ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 3.8%
Aerospace & Defense 0.5%
Boeing Co.,
5.15%, 5/01/30	United States	30,000	$ 29,601
3.20%, 3/01/29	United States	40,000	36,883
			66,484
Agriculture 0.2%
BAT Capital Corp., 3.462%, 9/06/29	United Kingdom	20,000	18,651
Banks 0.2%
Citizens Financial Group, Inc., 5.841% to 1/23/29, FRN thereafter, 1/23/30	United States	30,000	30,452
Financial Services 1.6%
ARES Capital Corp.,
2.875%, 6/15/28	United States	40,000	36,891
7.00%, 1/15/27	United States	10,000	10,367
Blue Owl Capital Corp., 2.875%, 6/11/28	United States	40,000	36,397
Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	104,878
			188,533
Media 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	United States	20,000	19,343
6.10%, 6/01/29	United States	40,000	40,789
			60,132
Oil & Gas 0.8%
Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	33,864
Occidental Petroleum Corp.,
6.625%, 9/01/30	United States	40,000	41,889
5.20%, 8/01/29	United States	20,000	19,857
			95,610
Total Corporate Bonds & Notes (Cost $461,640)			459,862
U.S. Government & Agency Securities 92.8%
Federal Home Loan Mortgage Corp., 5.50%, 12/01/52	United States	387,057	383,135
Federal National Mortgage Association, 5.50%, 1/01/53	United States	474,887	469,137
Government National Mortgage Association,
5.50%, 1/20/53	United States	190,322	189,562
5.50%, 4/20/53	United States	445,980	443,834
5.50%, 5/20/53	United States	452,858	450,586
5.50%, 9/20/53	United States	214,371	213,119
5.50%, 10/20/53	United States	226,416	225,048
5.50%, 2/20/54	United States	174,735	173,483
5.50%, 5/20/54	United States	88,421	87,814
5.50%, 9/20/54	United States	148,849	147,743
6.00%, 4/20/54	United States	132,943	133,962
6.00%, 5/20/54	United States	214,914	216,769
6.00%, 6/20/54	United States	88,317	88,993
6.00%, 7/20/54	United States	502,494	506,335
6.00%, 8/20/54	United States	346,430	349,078
6.00%, 9/20/54	United States	505,503	509,456
6.00%, 10/20/54	United States	119,384	120,297
U.S. Treasury Bonds, 3.00%, 8/15/52	United States	1,880,000	1,349,351
U.S. Treasury Floating Rate Notes,
[a] 3 mo. Treasury money market yield + 0.15%, 4.426%, 4/30/26	United States	2,720,000	2,720,222
[a] 3 mo. Treasury money market yield + 0.21%, 4.481%, 10/31/26	United States	200,000	200,230

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	U.S. Treasury Notes,
	3.875%, 8/15/33	United States	1,090,000	1,037,715
	3.875%, 8/15/34	United States	1,240,000	1,172,855
	Total U.S. Government & Agency Securities (Cost $11,336,037)			11,188,724
	Total Investments before Short-Term Investments (Cost $11,797,677)			11,648,586
	Short-Term Investments 2.1%
	Money Market Funds 2.1%
[b]	State Street Institutional U.S. Government Money Market Fund, 4.43%	United States	247,876	247,876
	Total Short-Term Investments (Cost $247,876)			247,876
	Total Investments (Cost $12,045,553) 98.7%			11,896,462
	Other Assets, less Liabilities 1.3%			156,351
	Net Assets 100.0%			$ 12,052,813
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Variable rate security. The rate shown represents the yield at period end.
[b]The rate shown is the annualized seven-day effective yield at period end.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	29	$ 3,082,836	3/31/25	$ (23,307)

*As of period end.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	ClearBridge Sustainable Infrastructure ETF	Industry	Shares	Value
	Common Stocks 98.2%
	Australia 3.7%
	Atlas Arteria Ltd.	Transportation Infrastructure	48,313	$ 142,087
	Transurban Group	Transportation Infrastructure	23,072	191,276
				333,363
	Brazil 4.4%
	CCR SA	Transportation Infrastructure	68,277	112,398
	Equatorial Energia SA	Electric Utilities	30,886	136,986
	Rumo SA	Ground Transportation	51,405	148,444
				397,828
	Canada 3.2%
[a]	Hydro One Ltd.	Electric Utilities	9,434	290,393
	Denmark 3.2%
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	6,339	285,368
	France 5.5%
	Getlink SE	Transportation Infrastructure	30,997	494,460
	Germany 2.7%
	E.ON SE	Multi-Utilities	21,009	244,633
	Italy 10.9%
[a]	Enav SpA	Transportation Infrastructure	75,834	320,229
	Enel SpA	Electric Utilities	54,538	388,881
	Terna - Rete Elettrica Nazionale	Electric Utilities	34,266	270,376
				979,486
	Netherlands 4.7%
	Ferrovial SE	Construction & Engineering	9,963	418,857
	Portugal 3.2%
	EDP SA	Electric Utilities	90,350	289,186
	Spain 9.7%
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	6,032	190,570
	Iberdrola SA	Electric Utilities	16,009	220,478
	Redeia Corp. SA	Electric Utilities	27,190	464,562
				875,610
	United Kingdom 16.0%
	National Grid PLC	Multi-Utilities	25,084	298,444
	Pennon Group PLC	Water Utilities	31,608	234,942
	Severn Trent PLC	Water Utilities	15,936	500,553
	SSE PLC	Electric Utilities	8,697	174,710
	United Utilities Group PLC	Water Utilities	17,646	232,380
				1,441,029
	United States 31.0%
	American Water Works Co., Inc.	Water Utilities	2,449	304,876
	Crown Castle, Inc.	Specialized REITs	3,473	315,210
	CSX Corp.	Ground Transportation	12,092	390,209
	Entergy Corp.	Electric Utilities	3,796	287,813
	Eversource Energy	Electric Utilities	4,289	246,317
	Exelon Corp.	Electric Utilities	5,450	205,138
	NextEra Energy Partners LP	Independent Power Producers & Energy Traders	9,394	167,213
	NextEra Energy, Inc.	Electric Utilities	6,077	435,660

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	PG&E Corp.	Electric Utilities	21,450	432,861
				2,785,297
	Total Common Stocks (Cost $9,354,481)			8,835,510
	Total Investments before Short-Term Investments (Cost $9,354,481)			8,835,510
	Short-Term Investments 1.5%
	Money Market Funds 1.5%
	United States 1.5%
[c]	JPMorgan 100% U.S. Treasury Securities Money Market Fund, 4.02%	Money Market Funds	139,335	139,335
	Total Short-Term Investments (Cost $139,335)			139,335
	Total Investments (Cost $9,493,816) 99.7%			8,974,845
	Other Assets, less Liabilities 0.3%			23,651
	Net Assets 100.0%			$ 8,998,496
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $1,086,560, representing 12.1% of net assets.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Disruptive Commerce ETF	Country	Shares	Value
	Common Stocks 97.8%
	Broadline Retail 20.0%
	Alibaba Group Holding Ltd., Class A	China	16,753	$ 177,711
[a]	Amazon.com, Inc.	United States	7,335	1,609,226
[a]	Coupang, Inc.	United States	3,448	75,787
	eBay, Inc.	United States	2,253	139,573
[a]	Etsy, Inc.	United States	613	32,422
[a]	Global-e Online Ltd.	Israel	6,868	374,512
[a]	MercadoLibre, Inc.	Brazil	339	576,449
	Naspers Ltd., Class N	South Africa	381	84,261
[a]	PDD Holdings, Inc., ADR	China	1,767	171,381
	Prosus NV	Netherlands	2,164	85,935
				3,327,257
	Commercial Services & Supplies 2.9%
[a]	Copart, Inc.	United States	5,941	340,954
[a]	Liquidity Services, Inc.	United States	3,385	109,301
	RB Global, Inc.	Canada	452	40,775
				491,030
	Consumer Staples Distribution & Retail 5.6%
	Costco Wholesale Corp.	United States	931	853,048
[a]	Maplebear, Inc.	United States	1,746	72,319
				925,367
	Containers & Packaging 0.9%
	Graphic Packaging Holding Co.	United States	2,486	67,520
	Packaging Corp. of America	United States	346	77,895
				145,415
	Diversified Consumer Services 0.2%
[a]	Duolingo, Inc.	United States	127	41,177
	Entertainment 5.6%
[a]	Netflix, Inc.	United States	576	513,400
	Nintendo Co. Ltd., ADR	Japan	6,232	91,174
[a]	ROBLOX Corp., Class A	United States	1,588	91,882
[a]	Sea Ltd., ADR	Singapore	1,286	136,444
[a]	Spotify Technology SA	United States	207	92,608
				925,508
	Financial Services 10.3%
[a]	Adyen NV, ADR	Netherlands	11,979	175,612
[a]	Affirm Holdings, Inc.	United States	1,287	78,378
[a]	Block, Inc.	United States	928	78,871
	Jack Henry & Associates, Inc.	United States	594	104,128
	Mastercard, Inc., Class A	United States	1,049	552,372
[a]	PayPal Holdings, Inc.	United States	1,002	85,521
[a]	Shift4 Payments, Inc., Class A	United States	410	42,550
[a]	Toast, Inc., Class A	United States	2,223	81,028
	Visa, Inc., Class A	United States	1,633	516,093
				1,714,553
	Food Products 1.2%
[a]	Freshpet, Inc.	United States	1,336	197,875
	Ground Transportation 3.4%
[a]	Lyft, Inc., Class A	United States	2,342	30,212
	Old Dominion Freight Line, Inc.	United States	182	32,105
[a]	Uber Technologies, Inc.	United States	4,860	293,155
[a]	XPO, Inc.	United States	1,579	207,086
				562,558

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Hotels, Restaurants & Leisure 16.2%
[a]	Airbnb, Inc., Class A	United States	1,236	162,423
	Booking Holdings, Inc.	United States	149	740,295
[a,b]	Delivery Hero SE	Germany	1,045	29,346
[a]	Despegar.com Corp.	Argentina	2,776	53,438
[a]	DoorDash, Inc., Class A	United States	6,157	1,032,837
[a]	Expedia Group, Inc.	United States	884	164,716
[a]	MakeMyTrip Ltd.	India	3,619	406,341
[a,b]	Meituan, Class B	China	4,938	96,434
				2,685,830
	Industrial REITs 0.2%
	Prologis, Inc.	United States	356	37,629
	Interactive Media & Services 4.0%
	Alphabet, Inc., Class A	United States	932	176,427
	Meta Platforms, Inc., Class A	United States	621	363,602
	Tencent Holdings Ltd.	China	1,476	79,235
[a,b]	Trustpilot Group PLC	United Kingdom	12,550	48,253
				667,517
	IT Services 9.3%
[a]	GoDaddy, Inc., Class A	United States	870	171,712
[a]	Shopify, Inc., Class A	Canada	11,309	1,202,486
[a]	Wix.com Ltd.	Israel	787	168,851
				1,543,049
	Media 1.4%
[a]	Trade Desk, Inc., Class A	United States	1,981	232,827
	Professional Services 0.4%
	TransUnion	United States	804	74,539
	Real Estate Management & Development 0.2%
[a]	CoStar Group, Inc.	United States	396	28,350
	Software 9.1%
[a]	Agilysys, Inc.	United States	316	41,620
[a]	AppLovin Corp., Class A	United States	895	289,828
[a]	Autodesk, Inc.	United States	271	80,100
[a]	Descartes Systems Group, Inc.	Canada	3,150	357,840
[a]	Fair Isaac Corp.	United States	12	23,891
[a]	HubSpot, Inc.	United States	63	43,897
[a]	Life360, Inc.	United States	876	36,153
[a]	Manhattan Associates, Inc.	United States	1,710	462,110
[a]	Samsara, Inc., Class A	United States	1,518	66,321
[a]	SPS Commerce, Inc.	United States	562	103,402
				1,505,162
	Specialty Retail 1.1%
[a]	Carvana Co.	United States	338	68,736
[a]	Chewy, Inc., Class A	United States	1,359	45,513
[a]	Revolve Group, Inc.	United States	1,057	35,399
	ZOZO, Inc.	Japan	1,118	34,836
				184,484

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Trading Companies & Distributors 5.8%
Fastenal Co.	United States	4,999	359,478
WW Grainger, Inc.	United States	567	597,646
			957,124
Total Common Stocks (Cost $13,761,234)			16,247,251
Total Investments (Cost $13,761,234) 97.8%			16,247,251
Other Assets, less Liabilities 2.2%			364,195
Net Assets 100.0%			$ 16,611,446
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $174,033, representing 1.0% of net assets.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Dynamic Municipal Bond ETF	Principal Amount*	Value
	Corporate Bonds & Notes 0.9%
	Arizona 0.8%
	Grand Canyon University, 5.125%, 10/01/28	3,500,000	$ 3,285,416
	Puerto Rico 0.1%
[a,b]	AES Puerto Rico LP, 12.50%, 12/15/25	200,740	200,741
	Total Corporate Bonds & Notes (Cost $3,442,747)		3,486,157
	Municipal Bonds 98.8%
	Alabama 5.5%
	Black Belt Energy Gas District,
	[c] Gas Project No 8, VRDN, Series A, 4.00%, 12/01/52	500,000	495,458
	[c] Gas Project, VRDN, Series E, 5.00%, 5/01/53	525,000	544,050
	[c] VRDN, Refunding, 4.00%, 6/01/51	240,000	240,173
	[c] VRDN, Series A, 5.25%, 5/01/55	4,010,000	4,276,469
[d]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	92,135
	Energy Southeast A Cooperative District,
	[c] VRDN, Series A-1, 5.50%, 11/01/53	1,940,000	2,093,153
	[c] VRDN, Series B, 5.25%, 7/01/54	4,105,000	4,432,497
	[c] VRDN, Series B-1, 5.75%, 4/01/54	500,000	550,733
	Homewood Educational Building Authority, CHF - Horizons II LLC, 5.50%, 10/01/44	1,070,000	1,137,987
	MidCity Improvement District,
	[d] Special Assessment Area, Series 2024, 6.50%, 11/01/44	250,000	244,558
	Special Assessment, Series 2022, 4.25%, 11/01/32	600,000	550,613
[c]	Southeast Alabama Gas Supply District, Project No.1, Refunding, VRDN, Series A, 5.00%, 8/01/54	2,040,000	2,161,546
	Southeast Energy Authority A Cooperative District,
	Refunding, Series A-1, 5.00%, 11/01/35	3,220,000	3,340,539
	[c] VRDN, Refunding, Series A-1, 5.00%, 11/01/55	1,555,000	1,654,146
	[c] VRDN, Series A-1, 5.50%, 1/01/53	1,115,000	1,188,130
			23,002,187
	Alaska 0.2%
	Northern Tobacco Securitization Corp., Series A, 4.00%, 6/01/39	1,000,000	971,130
	Arizona 1.2%
[c]	Chandler Industrial Development Authority, Intel Corp, AMT, VRDN, 5.00%, 9/01/42	1,030,000	1,050,470
	Glendale Industrial Development Authority, People of Faith Inc Obligated Group, 4.00%, 5/15/31	160,000	154,316
[d]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, 7.375%, 10/01/29	1,925,000	1,963,579
	Sierra Vista Industrial Development Authority,
	[d] American Leadership Academy Inc, 5.00%, 6/15/44	1,500,000	1,495,196
	[d] Georgetown Community Development Authority, 9.00%, 10/01/37	250,000	236,407
	Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding, 4.00%, 12/01/31	225,000	219,416
			5,119,384
	Arkansas 0.4%
	Arkansas Development Finance Authority, 5.00%, 2/01/35	1,475,000	1,513,052
	California 7.7%
	California Community Choice Financing Authority,
	[c] Clean Energy, VRDN, Series B, 5.00%, 1/01/55	1,000,000	1,055,343
	[c] VRDN, 5.25%, 1/01/54	7,045,000	7,487,529
	[c] VRDN, 5.50%, 10/01/54	1,825,000	1,986,994
[d]	California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	472,600
	California Community Housing Agency,
	[d] Arbors Apartments, Series A, 5.00%, 8/01/50	1,650,000	1,554,620
	[d] Aster Apartments, Series A-2, 4.00%, 2/01/43	900,000	805,551
	[d] Brio Apartments & Next on Lex Apartments, Series A, 4.00%, 8/01/47	1,000,000	779,339
	[d] Fountains at Emerald Park, 4.00%, 8/01/46	995,000	835,484
	[d] K Street Flats, 4.00%, 8/01/50	740,000	578,336

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	[d] Verdant at Green Valley Apartments, 5.00%, 8/01/49	1,685,000	1,559,717
	California Health Facilities Financing Authority, Episcopal Communities & Services for Seniors Obligated Group, Series A, 3.85%, 11/15/27	1,000,000	999,915
	California Municipal Finance Authority,
	Caritas Corp, Refunding Series 2021B, 3.00%, 8/15/31	145,000	137,564
	LAX Integrated Express Solutions LLC, AMT, 3.50%, 12/31/35	150,000	137,904
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 6/30/29	210,000	217,230
	LAX Integrated Express Solutions LLC, AMT, Series A-P3, 5.00%, 12/31/43	110,000	111,041
	Series C, 5.50%, 9/01/34	60,000	65,088
	Series C, 5.75%, 9/01/37	400,000	433,447
	Series C, 6.00%, 9/01/42	630,000	686,639
	Series D, 6.00%, 9/01/42	265,000	288,824
	California Pollution Control Financing Authority,
	[d,e] CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	3,375
	[c,d] Republic Services Inc, AMT, Refunding, VRDN, 4.05%, 7/01/43	500,000	499,973
	California School Finance Authority,
	[d] 5.00%, 6/01/27	50,000	50,907
	[d] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	160,000	150,580
	[d] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	250,157
	[d] Summit Public Schools Obligated Group, 5.00%, 6/01/27	50,000	51,931
[d]	City & County of San Francisco Special Tax District No., 4.00%, 9/01/36	100,000	97,343
[d]	CMFA Special Finance Agency, Solana at Grand, Series A-2, 4.00%, 8/01/45	985,000	838,676
[d]	CMFA Special Finance Agency VII, The Breakwater Apartments, 4.00%, 8/01/47	1,220,000	1,021,039
[d]	CMFA Special Finance Agency VIII, Junior-Elan Huntington Beach, 4.00%, 8/01/47	1,350,000	1,152,532
[d]	CMFA Special Finance Agency XII, Allure Apartments, 4.375%, 8/01/49	1,625,000	1,329,112
	CSCDA Community Improvement Authority,
	[d] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	139,793
	[d] Renaissance at City Center, 5.00%, 7/01/51	1,100,000	1,044,308
	[d] Towne at Glendale Apartments, 5.00%, 9/01/37	900,000	900,506
	[d] Waterscape Apartments, Series B, 4.00%, 9/01/46	1,055,000	871,179
[d]	Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	99,706
[c]	Long Beach Bond Finance Authority, VRDN, Series B, 3 mo. USD Term SOFR + 1.45%, 4.656%, 11/15/27	1,000,000	1,010,420
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	101,129
	River Islands Public Financing Authority,
	Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	526,228
	Series 2023-1, 5.00%, 9/01/38	435,000	453,949
[c]	Southern California Public Power Authority, Libor-Project No 1, VRDN, Series A, 3 mo. USD Term SOFR + 1.47%, 4.708%, 11/01/38	1,255,000	1,240,174
			32,026,182
	Colorado 3.5%
	Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	197,017
	Colorado Health Facilities Authority,
	[c] Children’s Hospital Colorado Obligated Group, Refunding, VRDN, Series A, 4.05%, 12/01/52	100,000	100,000
	Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	99,453
	CommonSpirit Health Obligated Group, Refunding, Series A-1, 4.00%, 8/01/38	550,000	543,915
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/37	1,480,000	1,466,535
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/39	1,405,000	1,373,380
	CommonSpirit Health Obligated Group, Series A, Refunding, 5.00%, 8/01/39	1,935,000	2,021,481
	Denver Health & Hospital Authority,
	Denver Health & Hospital Authority, Refunding, Series A, 4.00%, 12/01/38	1,000,000	950,478
	Denver Health & Hospital Authority, Refunding, Series A, 4.00%, 12/01/39	1,770,000	1,672,649
	[d] Refunding, Series A, 4.00%, 12/01/36	105,000	101,012
	Refunding, Series A, 4.00%, 12/01/37	1,020,000	975,165
[c]	E-470 Public Highway Authority, Refunding, Series B, VRDN, 1 day USD SOFR + 0.75%, 3.738%, 9/01/39	1,000,000	999,679
[d]	Karl’s Farm Metropolitan District No. 2, Series A, 5.625%, 12/01/50	1,695,000	1,772,639
	Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	100,017
	Southlands Metropolitan District No. 1,
	Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	98,193
	Refunding, Series A-1, 5.00%, 12/01/37	310,000	311,486
	Series A-2, 3.50%, 12/01/27	160,000	157,045

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Sterling Ranch Community Authority Board, Special Assessment, Special Improvement District N, 5.625%, 12/01/43	1,314,000	1,358,629
			14,298,773
	Connecticut 0.3%
	Connecticut State Health & Educational Facilities Authority,
	Masonicare Corp Obligated Group, Refunding, Series F, 5.00%, 7/01/37	1,065,000	1,067,127
	[d] McLean Affiliates Obligated Group, Series A, 5.00%, 1/01/30	150,000	149,215
	Sacred Heart University Inc, 5.00%, 7/01/29	5,000	5,183
			1,221,525
	Delaware 0.3%
	County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	102,174
	Delaware State Economic Development Authority, Newark Charter School Inc, Refunding, 4.00%, 9/01/41	1,000,000	933,037
			1,035,211
	Florida 15.1%
	Abbott Square Community Development District, 2022 Project, Special Assessment, 5.00%, 6/15/32	200,000	204,706
[c]	Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, VRDN, Series A, 1 day USD SOFR + 0.87%, 3.858%, 12/01/37	405,000	394,892
	Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/31	215,000	216,235
[d]	Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000	97,511
[d]	Astonia Community Development District, Assessment Area One Project, Special Assessment, Series 2020, 3.375%, 5/01/30	145,000	140,968
	Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	65,000	63,592
[d]	Avalon Park West Community Development District, 2020 Project Area, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	95,562
	Avenir Community Development District, 2021A Project, Assessment Area Two, Special Assessment, 2.75%, 5/01/31	85,000	77,319
	Aventura Isles Community Development District, Special Assessment, Refunding, 5.00%, 5/01/43	1,210,000	1,214,956
	Babcock Ranch Community Independent Special District,
	Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	47,814
	Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	137,976
	Assessment Area, Special Assessment, Refunding, Series 2022, 4.125%, 5/01/27	500,000	498,689
	Belmond Reserve Community Development District, 2020 Project, Special Assessment, 3.25%, 5/01/30	100,000	95,917
	Berry Bay Community Development District, Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	92,860
	Black Creek Community Development District, Expansion Area Project, Special Assessment, Series 2022, 5.125%, 6/15/32	100,000	103,470
[d]	Brightwater Community Development District, Assessment Area Two, Special Assessment, 5.35%, 5/01/44	250,000	251,515
	Capital Projects Finance Authority,
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/30	1,000,000	1,052,318
	Florida University Project, Refunding, Series A-1, 5.00%, 10/01/34	1,000,000	1,037,341
	[d] PRG - UnionWest Properties LLC, Series 2024A-1, 5.25%, 6/01/44	1,000,000	1,017,793
	Series A-1, 5.00%, 10/01/35	1,000,000	1,033,363
	University Project, Series 2020A-1, 5.00%, 10/01/32	1,555,000	1,626,757
	Capital Trust Agency, Inc.,
	[d] AcadeMir Charter School West, 3.00%, 7/01/31	125,000	115,203
	[d] Educational Growth Fund LLC, 3.375%, 7/01/31	95,000	91,054
	Liza Jackson Preparatory School Inc, 4.00%, 8/01/30	245,000	242,699
	[d] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	282,165
[d,f]	Capital Trust Authority, 5.326%, 3/01/29	855,000	689,102
	Caymas Community Development District, Assessment Area One, Special Assessment, 4.45%, 5/01/31	270,000	270,360
	Celebration Community Development District, Assessment Area One Project, Special Assessment, Series 2021, 3.125%, 5/01/41	50,000	41,953
	Central Parc Community Development District, Special Assessment, Series 2024, 5.70%, 5/01/44	250,000	250,343

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Chaparral Palm Bay Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/31	410,000	408,946
[d]	City of Venice, Refunding, Series B-2, 4.50%, 1/01/30	550,000	549,999
	Coddington Community Development District, Special Assessment, Series 2022, 5.00%, 5/01/32	275,000	286,083
	Connerton East Community Development District, Assessment Area One, Special Assessment, Series 2023, 4.25%, 6/15/30	160,000	161,608
	Coral Keys Homes Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	165,000	157,972
	Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	94,883
	Cordova Palms Community Development District,
	Assessment Area 1, Special Assessment, 4.80%, 5/01/27	80,000	80,466
	Special Assessment, Series 2021, 2.80%, 5/01/31	100,000	90,965
[f]	County of Osceola Transportation Revenue, 3.129%, 10/01/32	150,000	109,579
	Creekview Community Development District, Phase 2, Special Assessment, Series 2024, 5.375%, 5/01/44	470,000	465,279
[d]	Curiosity Creek Community Development District, Assessment Area One, Special Assessment, 4.65%, 5/01/31	300,000	299,224
[d]	Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	55,000	53,344
	Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	80,000	79,891
	Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment, 4.875%, 5/01/30	440,000	445,038
	Darby Community Development District, Special Assessment, Series A-2, 5.875%, 5/01/35	500,000	510,434
	Del Webb Oak Creek Community Development District, 2023 Project, Special Assessment, 4.125%, 5/01/30	120,000	120,412
[d]	Downtown Doral South Community Development District, Assessment Area 2, Special Assessment, 4.25%, 12/15/28	160,000	159,947
[d]	DW Bayview Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/32	100,000	94,551
	East 547 Community Development District, Assessment Area 2, Special Assessment, 5.50%, 5/01/30	185,000	189,300
	East Bonita Beach Road Community Development District, Assessment Area Two, Special Assessment, 3.00%, 5/01/32	100,000	94,123
	Edgewater East Community Development District,
	Assessment Area One, Special Assessment, 3.10%, 5/01/31	100,000	93,263
	Assessment Area Two, Special Assessment, 3.00%, 5/01/27	180,000	174,934
[d]	Enbrook Community Development District, Special Assessment, Series 2020, 3.00%, 5/01/30	100,000	93,318
	Entrada Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	300,000	292,149
	Epperson North Community Development District,
	Assessment Area 2, Special Assessment, 3.00%, 5/01/31	80,000	73,825
	Assessment Area Four, Special Assessment, 4.50%, 5/01/31	135,000	134,835
	Escambia County Health Facilities Authority, Baptist Hospital Inc Obligated Group, Refunding, 5.00%, 8/15/34	2,000,000	2,099,083
	Everlands Community Development District, Assessment Area Two, Special Assessment, 5.25%, 6/15/44	275,000	277,850
	Everlands II Community Development District, Special Assessment, Series 2024, 5.20%, 6/15/44	125,000	123,958
	Florida Development Finance Corp.,
	[c,d] AAF Operations Holdings LLC, AMT, Refunding, VRDN, 12.00%, 7/15/32	800,000	853,236
	[c,d] Brightline Florida Holdings LLC, AMT, VRDN, Series A, 8.25%, 7/01/57	325,000	336,016
	[d] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	205,622
	[d] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	96,159
	Refunding, Series A, 5.00%, 2/01/39	2,600,000	2,660,516
	Florida Municipal Loan Council, AMT, Special Assessment, 5.15%, 5/01/44	220,000	218,255
	Flow Way Community Development District, Special Assessment, Series 2024, Refunding, 5.00%, 5/01/44	1,000,000	1,004,570
[d]	Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	140,091
	Gardens at Hammock Beach Community Development District, Special Assessment, Assessment Area One, 5.375%, 5/01/44	305,000	302,849
	Grand Oaks Community Development District, Assessment Area 2, Special Assessment, 4.00%, 5/01/30	150,000	147,715

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Grande Pines Community Development District, Assessment Area Two, Special Assessment, 4.65%, 5/01/34	515,000	517,820
	Hacienda North Community Development District, Special Assessment, Series 2023, 5.50%, 5/01/33	135,000	140,701
	Hammock Oaks Community Development District, Special Assessment, Assessment Area Two, 5.00%, 5/01/31	100,000	100,602
	Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	96,102
	Harvest Ridge Community Development District, Special Assessment, Series 2024, 5.125%, 5/01/44	500,000	497,400
	Hawkstone Community Development District, Assessment Area 4, Special Assessment, 4.375%, 5/01/30	95,000	95,416
	Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	95,459
	Hickory Tree Community Development District, Assessment Area One, Special Assessment, 4.50%, 5/01/31	455,000	451,923
	Highland Trails Community Development District, Assessment Area One, Special Assessment, 4.70%, 5/01/31	220,000	221,059
[d]	Hillcrest Preserve Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	250,000	241,916
	Hills of Minneola Community Development District, South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	45,000	43,974
	Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	25,000	24,973
	Hunt Club Grove Community Development District,
	Assessment Area One, Special Assessment, 5.375%, 6/15/44	185,000	184,884
	Special Assessment, Assessment Area One, 4.85%, 6/15/31	210,000	210,081
	Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	91,844
	Kelly Park Community Development District, Assessment Area One Project, Special Assessment, 5.125%, 11/01/30	250,000	254,158
	Keys Edge Community Development District, Assessment Area One Project, Special Assessment, 5.10%, 5/01/44	475,000	468,134
	Kindred Community Development District II,
	Special Assessment, 5.65%, 5/01/43	315,000	328,569
	Special Assessment, Series 2020, 3.00%, 5/01/30	155,000	148,066
	Special Assessment, Series 2021, 2.20%, 5/01/26	25,000	24,420
	Kingman Gate Community Development District,
	Special Assessment, Series 2020, 3.125%, 6/15/30	110,000	106,545
	Special Assessment, Series 2021, 2.50%, 6/15/26	45,000	44,135
	Lakes at Bella Lago Community Development District, Special Assessment, 5.75%, 5/01/43	165,000	169,935
	Lakes by the Bay South Community Development District, Special Assessment, Refunding, Series 2024, 5.00%, 5/01/34	440,000	465,523
	Lakes of Sarasota Community Development District,
	Assessment Area One, Special Assessment, 3.40%, 5/01/31	135,000	128,035
	Assessment Area Two, Special Assessment, 3.00%, 5/01/26	80,000	78,982
	Special Assessment, Series A, 5.30%, 5/01/44	425,000	421,012
	Lakewood Ranch Stewardship District,
	Azario Project, Special Assessment, Series 2020, 3.20%, 5/01/30	175,000	166,978
	[d] Lorraine Lakes Project, Special Assessment, Series 2020, 3.125%, 5/01/30	60,000	56,715
	[d] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	94,848
	Special Assessment, Series 2024, 5.25%, 5/01/44	580,000	577,412
	Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	90,424
	Taylor Ranch Project, Special Assessment, 6.125%, 5/01/43	500,000	529,346
	Villages Lakewood Ranch South, Special Assessment, Series 2016, 4.25%, 5/01/26	940,000	940,648
	Langley South Community Development District, Assessment Area One, Special Assessment, 5.125%, 5/01/44	250,000	248,492
	Lawson Dunes Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	100,000	100,096
	Lee County Industrial Development Authority, Shell Point Obligated Group, 4.375%, 11/15/29	1,000,000	1,002,180
	Longleaf Community Development District,
	[d] Neighborhood 4 Assessment Area One, Special Assessment, 4.50%, 5/01/31	140,000	140,902
	Special Assessment, Series A, 4.375%, 5/01/31	250,000	246,992

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Los Cayos Community Development District, 2024 Project, Special Assessment, 4.40%, 6/15/31	300,000	301,091
	LT Ranch Community Development District, Phase IIA Assessment Area, Special Assessment, 5.00%, 5/01/27	105,000	105,944
[d]	Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	47,771
	Marion Ranch Community Development District, Special Assessment, 5.10%, 5/01/31	215,000	216,180
	Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000	68,865
	Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	148,863
	Middleton Community Development District A, Special Assessment, Series 2022, 5.45%, 5/01/32	200,000	212,543
	Mirada II Community Development District, 2021 Project Area, Special Assessment, 3.125%, 5/01/31	100,000	90,842
	Newport Isles Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	440,000	432,536
	Normandy Community Development District,
	[d] Assessment Area One, Special Assessment, 4.625%, 5/01/31	500,000	494,167
	[d] Assessment Area One, Special Assessment, 5.30%, 5/01/44	335,000	326,425
[d]	North Powerline Road Community Development District, Special Assessment, Series 2022, 4.75%, 5/01/27	125,000	125,664
	North River Ranch Improvement Stewardship District, Special Assessment, Series A, 5.70%, 5/01/29	145,000	147,694
	North-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series A, 3.25%, 5/01/31	35,000	32,688
	Old Hickory Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	100,000	94,907
[g]	Pacific Ace Community Development District, Assessment Area Two, Special Assessment, 5.20%, 5/01/44	500,000	501,626
	Palermo Community Development District, 2023 Project, Special Assessment, 4.125%, 6/15/30	75,000	75,407
	Palm Beach County Health Facilities Authority,
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	300,000	322,213
	Jupiter Medical Center Obligated Group, 5.00%, 11/01/40	285,000	293,540
	Jupiter Medical Center Obligated Group, Refunding, Series A, 5.00%, 11/01/36	165,000	172,834
	Jupiter Medical Center Obligated Group, Refunding, Series A, 5.00%, 11/01/37	535,000	557,262
	Jupiter Medical Center Obligated Group, Series A, 5.00%, 11/01/42	145,000	148,294
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 4.00%, 5/15/35	55,000	53,494
	Lifespace Communities Inc Obligated Group, Refunding, Series C, 5.00%, 5/15/27	292,000	292,585
	Lifespace Communities, Inc., 5.00%, 5/15/41	555,000	556,714
	Palm Coast Park Community Development District,
	Sawmill Branch - Phase 7, Special Assessment, 5.00%, 5/01/44	270,000	263,580
	Sawmill Branch Phase 2, Special Assessment, 4.15%, 5/01/27	200,000	199,968
	Parkview at Long Lake Ranch Community Development District, Special Assessment, Series 2020, 3.125%, 5/01/30	100,000	93,641
	Parrish Lakes Community Development District,
	Assessment Area One Project, Special Assessment, 4.00%, 5/01/30	200,000	197,910
	Assessment Area Three, Special Assessment, 5.00%, 5/01/31	285,000	284,619
	Parrish Lakes II Community Development District, Assessment Area One, Special Assessment, 5.125%, 5/01/44	500,000	487,158
	Parrish Plantation Community Development District,
	Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	93,503
	Special Assessment, Assessment Area Four Project-S, 4.75%, 5/01/31	90,000	90,911
	Special Assessment, Assessment Area Three Project, 5.80%, 5/01/44	200,000	205,786
	Pasadena Ridge Community Development District, Assessment Area One, Special Assessment, 5.05%, 5/01/44	250,000	246,666
	Peace Creek Village Community Development District, Special Assessment, Series 2024, 4.625%, 5/01/31	370,000	371,720
	Peace Crossing Community Development District, Assessment Area One, Special Assessment, 5.00%, 5/01/31	375,000	371,467
	Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment, Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	145,535
	Pioneer Ranch Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	565,000	546,171

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Preserve at South Branch Community Development District, Phase 3, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	95,533
	Regal Village Community Development District, Special Assessment Area, 5.20%, 5/01/44	190,000	190,833
	Reunion East Community Development District, Special Assessment, Series 2021, 2.85%, 5/01/31	100,000	90,839
	River Hall Community Development District,
	[d] Assessment Area 5, Special Assessment, 5.35%, 5/01/44	600,000	597,350
	Special Assessment, Series A, 6.25%, 5/01/43	170,000	180,738
	Rivers Edge II Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	92,011
[d]	Rivers Edge III Community Development District, Special Assessment, Series 2021, 2.40%, 5/01/26	100,000	97,652
[d]	Rolling Oaks Community Development District, 2022 Assessment Area, Special Assessment, 6.25%, 5/01/42	60,000	63,215
[d]	Rye Ranch Community Development District, Assessment Area One, Special Assessment, Refunding, 5.00%, 11/01/30	40,000	40,546
	Saddle Creek Preserve of Polk County Community Development District, Assessment Area One, Special Assessment, 3.00%, 6/15/30	80,000	76,241
	Sanctuary Cove Community Development District, Special Assessment, Series 2018, 2.125%, 5/01/26	135,000	131,366
	Sandmine Road Community Development District,
	[d] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	96,955
	Assessment Area Two, Special Assessment, 2.30%, 11/01/26	25,000	24,322
	Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	98,686
	Sawgrass Village Community Development District, Assessment Area Two, Special Assessment, 6.125%, 11/01/43	155,000	162,976
	Sawyers Landing Community Development District, Special Assessment, Series 2021, 3.75%, 5/01/31	150,000	143,138
	Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	500,000	506,868
[d]	Seaton Creek Reserve Community Development District, Assessment Area One, Special Assessment, 4.625%, 6/15/30	25,000	25,264
	Sebastian Isles Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/44	175,000	172,531
	Sherwood Manor Community Development District, Assessment Area Two, Special Assessment, 4.625%, 5/01/30	110,000	111,125
	Shingle Creek at Bronson Community Development District, Special Assessment, Series 2021, 3.10%, 6/15/31	100,000	95,694
	Silver Oaks Community Development District, Special Assessment, 4.70%, 5/01/31	235,000	236,292
	Six Mile Creek Community Development District,
	Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	69,586
	Project Area, Special Assessment, Series 2024, 5.10%, 5/01/44	490,000	476,925
[d]	Somerset Bay Community Development District, Special Assessment, Assessment Area One, 4.85%, 5/01/31	315,000	315,566
	Sorrento Pines Community Development District, Assessment Area One, 4.375%, 5/01/30	50,000	50,435
	South Fork East Community Development District, Special Assessment, Refunding, Series 2005, 4.00%, 5/01/31	1,335,000	1,303,131
	Southern Groves Community Development District No. 5,
	Special Assessment, Series 2022, 5.80%, 5/01/42	400,000	425,715
	Special Assessment, Series 2024, 5.45%, 5/01/44	350,000	362,523
	Springs at Lake Alfred Community Development District, Assessment Area One, Special Assessment, 5.25%, 5/01/44	365,000	365,773
	St. Augustine Lakes Community Development District,
	2022 Project, Special Assessment, 4.70%, 6/15/29	360,000	362,982
	2022 Project, Special Assessment, 5.375%, 6/15/42	95,000	97,327
[d]	Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	91,789
[d]	Stuart Crossing Community Development District, Assessment Area One Project, Special Assessment, 4.375%, 5/01/31	195,000	195,134
	Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	69,573
	Summit View Community Development District, Assessment Area Two, Special Assessment, 4.75%, 5/01/31	480,000	479,968
	Sunbridge Stewardship District, Special Assessment, Series 2022, 4.50%, 5/01/27	135,000	135,655
	Tamarindo Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	91,911

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	140,109
	Tohoqua Community Development District,
	Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	94,027
	Phase 4A/5A Project, Special Assessment, Series 2021, 2.50%, 5/01/26	115,000	112,586
	Tradition Community Development District No. 9, Special Assessment, Series 2021, 2.70%, 5/01/31	100,000	90,486
[d]	Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	96,804
	Twisted Oaks Pointe Community Development District, Assessment Area Two Project, Special Assessment, 5.875%, 5/01/43	170,000	175,758
[d]	Two Lakes Community Development District, Special Assessment, Series 2017, 4.00%, 12/15/28	195,000	193,450
	Two Rivers West Community Development District,
	Special Assessment, Series 2, 5.25%, 5/01/28	320,000	323,276
	Special Assessment, Series 2, 5.375%, 5/01/33	150,000	155,143
	V-Dana Community Development District, Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	93,655
	Venetian Parc Community Development District, Assessment Area Two, Refunding, 5.00%, 5/01/44	1,000,000	1,004,862
	Veranda Community Development District II,
	Assessment Area 5, Special Assessment, Refunding, 4.50%, 5/01/31	360,000	362,572
	[d] Special Assessment, Refunding, 3.10%, 5/01/31	70,000	64,673
	Verano No. 2 Community Development District, Special Assessment, Series 2024, 5.35%, 5/01/44	565,000	562,505
	Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	117,536
	Village Community Development District No. 13, Limited Offering, Special Assessment, Series 2019, 3.00%, 5/01/29	100,000	96,593
	Village Community Development District No. 5,
	Refunding, Special Assessment, 4.00%, 5/01/33	1,085,000	1,058,824
	Refunding, Special Assessment, 4.00%, 5/01/34	1,575,000	1,529,070
	Villamar Community Development District,
	Assessment Area Five Project, Special Assessment, 5.625%, 5/01/43	195,000	201,541
	Assessment Area Six Project, Special Assessment, 4.625%, 5/01/31	210,000	211,861
	Waterford Community Development District, Assessment Area Two, Special Assessment, 5.20%, 5/01/44	650,000	638,626
	Waterset South Community Development District, Special Assessment, Series 2022, 5.375%, 5/01/32	100,000	103,668
[d]	Wellness Ridge Community Development District, Assessment Area Two, Special Assessment, 5.00%, 6/15/44	355,000	348,613
	West Villages Improvement District,
	Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	92,450
	Unit of Development No 8, Special Assessment, 4.625%, 5/01/29	240,000	242,484
	Willowbrook Community Development District, Special Assessment, Assessment Area One Project, 4.95%, 5/01/31	205,000	205,652
	Winding Oaks Community Development District, Assessment Area One, Special Assessment, 5.40%, 5/01/44	500,000	498,893
	Windsor Cay Community Development District, Special Assessment, Assessment Area One Project, 4.60%, 5/01/31	250,000	252,762
	Windward Community Development District,
	Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	96,117
	Special Assessment, Series A-1, 3.00%, 5/01/25	60,000	59,736
	Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	225,297
	Yarborough Lane Community Development District,
	Special Assessment, Series 2024, 4.75%, 5/01/31	250,000	249,007
	Special Assessment, Series 2024, 5.35%, 5/01/44	245,000	242,741
			62,695,751
	Georgia 2.8%
	DeKalb County Housing Authority, HADC Avenues LLC, Refunding, 4.125%, 12/01/34	1,500,000	1,468,601
[d]	Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000	87,901
[d]	George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	330,633

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Georgia Housing & Finance Authority, Georgia Housing & Finance Authority, Refunding, Series C, 4.40%, 12/01/44	1,000,000	984,852
	Main Street Natural Gas, Inc.,
	[c,d] Gas Supply Revenue, VRDN, Series C, 4.00%, 8/01/52	1,000,000	988,736
	[c] VRDN, Series A, 5.00%, 6/01/53	4,080,000	4,272,199
	[c] VRDN, Series B, 5.00%, 12/01/54	1,000,000	1,064,688
	[c] VRDN, Series E, 5.00%, 12/01/53	1,325,000	1,400,915
	[c] VRDN, Series E-2, 1 day USD SOFR + 1.70%, 4.688%, 12/01/53	1,000,000	1,030,125
			11,628,650
	Idaho 0.2%
	Idaho Housing & Finance Association,
	[d] College of Idaho Inc, Refunding, 5.00%, 11/01/25	380,000	382,012
	White Pine Charter School Project, 5.25%, 5/01/38	300,000	315,757
			697,769
	Illinois 7.0%
	Chicago Board of Education,
	[f] Refunding, Series A, 7.732%, 12/01/25	500,000	481,642
	Series A, 5.00%, 12/01/38	2,100,000	2,126,873
	Series A, 5.50%, 12/01/31	2,000,000	2,138,439
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.00%, 4/01/38	2,175,000	2,304,657
	5.25%, 4/01/39	1,000,000	1,070,644
	Chicago Midway International Airport, AMT, Refunding, Series A, 5.50%, 1/01/38	750,000	828,741
	City of Chicago,
	Refunding, Series A, 5.00%, 1/01/34	1,165,000	1,215,816
	Refunding, Series B, 4.00%, 1/01/37	4,000,000	3,838,948
	Series A, 5.50%, 1/01/40	2,610,000	2,760,641
	Series A, 5.50%, 1/01/49	1,320,000	1,348,006
	Illinois Finance Authority,
	[d] Acero Charter Schools, Inc. Obligated Group, 4.00%, 10/01/31	980,000	962,796
	Chicago School - California, Inc., 5.25%, 4/01/44	1,070,000	1,124,638
	[c] Field Museum of Natural History, Refunding, VRDN, 1 day USD SOFR + 1.20%, 4.322%, 11/01/34	380,000	379,556
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/30	250,000	250,731
	Lawndale Educational & Regional Network Charter School Obligated Group, Refunding, 4.00%, 11/01/31	255,000	254,945
	[c] OSF Healthcare System Obligated Group, VRDN, Refunding, 5.00%, 5/15/50	795,000	808,469
	The Chicago School, 5.25%, 4/01/37	130,000	141,907
	Westminster Village Inc Obligated Group, Series A, Refunding, 5.25%, 5/01/38	1,100,000	1,097,828
	Illinois Housing Development Authority, Refunding, Series H-1, 4.00%, 1/01/42	2,500,000	2,407,401
	Metropolitan Pier & Exposition Authority,
	[f] 4.646%, 12/15/30	300,000	243,677
	McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	996,001
	State of Illinois McCormick Place Expansion Project Fund, Refunding, Series A, 4.00%, 12/15/42	390,000	371,615
	Northern Illinois University, 4.25%, 4/01/44	1,250,000	1,190,477
	State of Illinois, 6.00%, 11/01/26	660,000	676,517
[f]	Village of Villa Park, Garden Station Redevelopment Area, 0.158%, 12/31/38	100,000	82,589
			29,103,554
	Indiana 0.7%
[d]	City of Goshen, Green Oaks Of Goshen LLC, Refunding, Series A, 5.00%, 8/01/41	500,000	429,540
[d]	City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	95,288
[d]	City of Valparaiso, Green Oaks of Valparaiso LLC, 5.375%, 12/01/41	500,000	416,244
	Indiana Finance Authority,
	Ohio Valley Electric Corp, Series 2012C, 3.00%, 11/01/30	150,000	142,019
	University of Evansville, 7.00%, 9/01/32	170,000	161,749
[d]	Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	765,000	731,310
	Indianapolis Local Public Improvement Bond Bank, Convention Center Hotel, 5.50%, 3/01/38	1,000,000	1,071,569
			3,047,719

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Iowa 1.8%
	Crawford County Memorial Hospital, Inc., 5.00%, 6/15/27	515,000	520,518
	Iowa Finance Authority,
	[c] Iowa Fertilizer Co LLC, VRDN, Refunding, 5.00%, 12/01/50	2,425,000	2,759,493
	Lifespace Communities Inc Obligated Group, Refunding, 6.75%, 5/15/33	770,000	871,752
	Lifespace Communities Inc Obligated Group, Refunding, Series B, 7.25%, 5/15/38	500,000	573,085
	Lifespace Communities Inc Obligated Group, Series A, 4.125%, 5/15/38	215,000	207,166
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/32	510,000	515,417
	Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/41	1,060,000	1,063,274
	[c] Lifespace Communities Inc Obligated Group, VRDN, Series B, 1 day USD SOFR + 0.55%, 3.672%, 5/15/56	500,000	477,003
	Lifespace Communities, Inc., Series A, 5.00%, 5/15/43	240,000	240,730
	Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	80,000	77,213
			7,305,651
	Kentucky 0.9%
[c]	City of Berea, Berea College, VRDN, Series A, 4.00%, 6/01/32	550,000	550,000
	Kentucky Public Energy Authority,
	[c] Kentucky Public Energy Authority, VRDN, Series A-2, 1 day USD SOFR + 1.20%, 4.188%, 8/01/52	1,285,000	1,288,882
	[c] Refunding, VRDN, Series B, 5.00%, 1/01/55	1,790,000	1,907,721
			3,746,603
	Louisiana 0.7%
	Lakeshore Villages Master Community Development District, Special Assessment, Series 2022, 5.00%, 6/01/32	245,000	248,008
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[d] Parish of St John the Baptist LA, 3.90%, 11/01/44	160,000	145,914
	Westlake Corp, Refunding, 3.50%, 11/01/32	1,625,000	1,549,692
	New Orleans Aviation Board, AMT, Refunding, Series A, 5.00%, 1/01/38	1,000,000	1,066,704
			3,010,318
	Maine 0.2%
	Maine State Housing Authority, Series D, 4.50%, 11/15/44	1,000,000	995,805
	Maryland 0.6%
	City of Baltimore,
	Harbor Point Special Taxing District, 4.25%, 6/01/26	375,000	374,917
	[d] Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	94,840
	County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	133,705
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 6/30/36	595,000	615,520
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 12/31/38	180,000	185,256
	Purple Line Transit Partners LLC, AMT, Series B, 5.00%, 6/30/39	410,000	420,549
[d]	Town of La Plata MD, Heritage Green Special Taxing District, 5.75%, 2/15/35	680,000	680,750
			2,505,537
	Massachusetts 0.4%
	Massachusetts Development Finance Agency,
	[d] CHF Merrimack Inc, Series A, 5.00%, 7/01/44	1,000,000	1,015,873
	Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	60,000	60,456
	Salem Community Corp Obligated Group, Refunding, 5.00%, 1/01/28	200,000	202,216
	Massachusetts Educational Financing Authority, AMT, Series B, 4.25%, 7/01/44	500,000	485,361
			1,763,906
	Michigan 1.5%
	City of Detroit,
	Series A, 5.00%, 4/01/35	350,000	371,966
	Series C, 6.00%, 5/01/43	375,000	420,241
	Grand Rapids Economic Development Corp.,
	Michigan Christian Home Obligated Group, Refunding, 4.00%, 11/01/27	220,000	214,191
	Michigan Christian Home Obligated Group, Refunding, Series A, 4.25%, 11/01/38	45,000	39,879

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[c]	Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, VRDN, Refunding, Series C, 3.82%, 7/01/41	1,600,000	1,600,000
[d]	Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Refunding, 5.00%, 8/15/31	110,000	106,798
	Michigan Finance Authority,
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	145,000	143,465
	Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	274,222
	Provident Group - HFH Energy LLC, 4.125%, 2/29/44	870,000	843,914
	University of Detroit Mercy Obligated Group, 5.25%, 11/01/35	800,000	840,821
	University of Detroit Mercy Obligated Group, Refunding, 5.25%, 11/01/39	590,000	612,315
	Michigan Strategic Fund,
	I-75 Improvement Project, AMT, 5.00%, 12/31/33	50,000	51,564
	Improvement Project-P3, AMT, 4.125%, 6/30/35	670,000	659,475
	State of Michigan Department of Transportation, AMT, 5.00%, 6/30/48	100,000	100,843
			6,279,694
	Minnesota 0.4%
	Duluth Economic Development Authority, Benedictine Health System Obligated Group, Refunding, 4.00%, 7/01/31	125,000	119,206
[c]	Minnesota Municipal Gas Agency, VRDN, Series B, 1 day USD SOFR + 1.00%, 3.988%, 12/01/52	1,400,000	1,405,824
			1,525,030
	Mississippi 0.4%
[d]	Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	153,174
	Mississippi Home Corp., Series C, 4.65%, 12/01/44	1,500,000	1,507,038
			1,660,212
	Missouri 0.4%
	City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	20,000	19,696
[c]	Health & Educational Facilities Authority of the State of Missouri, VRDN, Refunding, Series B-1, 3.95%, 10/01/35	500,000	500,000
	Missouri Housing Development Commission, First Place Homeownership Loan Series E, 4.125%, 11/01/39	1,000,000	990,610
			1,510,306
	Nebraska 0.2%
	Nebraska Investment Finance Authority, Series E, 4.50%, 9/01/44	1,000,000	989,844
	Nevada 1.0%
	City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	155,000	145,643
	City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	179,413
[d]	City of North Las Vegas, NV Special Improvement District No 66, Special Assessment, 5.00%, 6/01/28	140,000	142,665
	Nevada Housing Division, Series E, 4.10%, 10/01/39	1,000,000	985,848
	Reno-Tahoe Airport Authority,
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/42	655,000	701,536
	Reno-Tahoe Airport Authority, AMT, Series A, 5.25%, 7/01/43	1,000,000	1,066,747
[c]	State of Nevada Department of Business & Industry, DesertXpress Enterprises LLC, AMT, VRDN, A-4, 8.125%, 1/01/50	750,000	771,230
	Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	262,587
			4,255,669
	New Jersey 1.6%
	New Jersey Economic Development Authority,
	[c] American Water Co Inc, AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	87,963
	Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	100,812
	Provident Group-Kean Properties LLC, 5.00%, 7/01/37	50,000	50,075
	United Airlines Inc, 5.25%, 9/15/29	215,000	215,218
[c]	New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, VRDN, Series C, 3.45%, 7/01/43	5,000,000	5,000,000
	New Jersey Higher Education Student Assistance Authority, AMT, Series B, 4.00%, 12/01/44	1,000,000	942,248
	Passaic County Improvement Authority, Series 2024A, 5.00%, 1/01/34	280,000	290,477
			6,686,793

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	New Mexico 0.2%
	New Mexico Mortgage Finance Authority, Series E, 4.125%, 9/01/39	700,000	693,481
	New York 6.9%
[c]	City of New York, VRDN, Series B3, 4.00%, 10/01/46	2,500,000	2,500,000
	Metropolitan Transportation Authority,
	Green Bond, Series 2017C-1, 5.00%, 11/15/28	500,000	529,407
	Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	555,677
[c]	Metropolitan Transportation Authority Dedicated Tax Fund, Metropolitan Transportation Authority Dedicated Tax Fund, VRDN, Refunding, Series A-1, 3.80%, 11/01/31	1,100,000	1,100,000
	New York City Housing Development Corp., 8 Spruce NY Owner LLC, Refunding, Series E, 4.375%, 12/15/31	250,000	253,150
	New York City Municipal Water Finance Authority,
	[c] New York City Water & Sewer System, VRDN, Series EE-1, 3.80%, 6/15/45	290,000	290,000
	[c] VRDN, 4.00%, 6/15/33	6,800,000	6,800,000
	New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	65,096
[c,d]	New York State Environmental Facilities Corp., Casella Waste Systems Inc, AMT, VRDN, 5.125%, 9/01/50	250,000	260,113
	New York Transportation Development Corp.,
	American Airlines Inc, AMT, Refunding, 2.25%, 8/01/26	60,000	58,346
	American Airlines Inc, AMT, Refunding, 3.00%, 8/01/31	210,000	195,838
	American Airlines Inc, AMT, Refunding, 5.25%, 8/01/31	70,000	72,881
	Delta Air Lines Inc, AMT, 5.00%, 1/01/25	250,000	250,000
	Delta Air Lines Inc, AMT, 5.625%, 4/01/40	785,000	834,327
	Delta Air Lines Inc, AMT, 6.00%, 4/01/35	1,790,000	1,994,412
	Delta Air Lines, Inc, AMT, 4.00%, 1/01/36	1,490,000	1,424,542
	Delta Air Lines, Inc, AMT, 5.00%, 10/01/40	4,685,000	4,793,075
	JFK International Air Terminal LLC, AMT, 5.00%, 12/01/41	1,000,000	1,033,052
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/39	1,860,000	1,771,306
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/40	500,000	471,788
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 4.00%, 12/01/41	1,380,000	1,289,783
	JFK International Air Terminal LLC, AMT, Refunding, Series A, 5.00%, 12/01/37	170,000	175,693
	JFK NTO LLC, AMT, 5.25%, 6/30/43	500,000	528,645
	JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	270,061
[d]	Oneida Indian Nation of New York, Series B, 6.00%, 9/01/43	250,000	273,201
	Suffolk Regional Off-Track Betting Co., 5.75%, 12/01/44	1,000,000	1,033,490
			28,823,883
	North Carolina 0.2%
	North Carolina Medical Care Commission,
	Penick Village Obligated Group, Refunding, Series B, 4.75%, 9/01/29	405,000	405,159
	United Methodist Retirement Homes Inc Obligated Group, 4.25%, 10/01/28	350,000	351,389
			756,548
	North Dakota 2.1%
	City of Grand Forks,
	Altru Health System Obligated Group, Refunding, 4.00%, 12/01/38	2,300,000	2,147,592
	Altru Health System Obligated Group, Refunding, 4.00%, 12/01/41	1,875,000	1,696,791
	Altru Health System Obligated Group, Refunding, 5.00%, 12/01/31	1,320,000	1,391,193
	City of Horace, Series B, 4.85%, 8/01/26	1,000,000	1,000,185
	County of Burleigh, University of Mary, 5.10%, 4/15/36	250,000	250,381
	North Dakota Housing Finance Agency,
	Series C, 4.65%, 7/01/44	1,000,000	1,007,709
	Series D, 4.50%, 7/01/44	1,000,000	992,831
			8,486,682
	Ohio 4.6%
	Akron Bath Copley Joint Township Hospital District,
	Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	550,000	542,854
	Summa Health System Obligated Group, Refunding, 4.00%, 11/15/34	130,000	127,530
	Cleveland-Cuyahoga County Port Authority, 5.00%, 11/15/39	1,865,000	1,945,757
	Columbus Metropolitan Housing Authority,
	4.00%, 12/01/34	1,910,000	1,888,431
	Cobblestone Manor Project, 4.625%, 8/01/42	2,220,000	2,241,899
	Waldren Woods project, 4.00%, 6/01/34	500,000	492,609

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	505,000	504,970
	County of Franklin,
	Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	193,414
	Ohio Living Obligated Group, Series B, 4.00%, 7/01/28	225,000	224,636
	Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	101,620
[c]	County of Hamilton, TriHealth Obligated Group, VRDN, Refunding, Series B, 4.10%, 8/15/51	3,500,000	3,500,000
	Franklin County Convention Facilities Authority, Hotel Project Revenue, 5.00%, 12/01/30	100,000	101,679
[c]	Ohio Air Quality Development Authority, Duke Energy Corp, AMT, Refunding, VRDN, 4.25%, 11/01/39	2,280,000	2,300,201
	Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	313,509
	Ohio Housing Finance Agency,
	Middletown Phase I Project, 8.00%, 8/01/34	100,000	102,815
	Series B, 4.50%, 9/01/44	1,495,000	1,479,816
	State of Ohio,
	Premier Health Partners Obligated Group, Refunding, 4.00%, 11/15/39	1,335,000	1,261,713
	Premier Health Partners Obligated Group, Refunding, 4.00%, 11/15/40	855,000	800,375
	Premier Health Partners Obligated Group, Refunding, 5.00%, 11/15/35	1,015,000	1,049,144
			19,172,972
	Oregon 0.2%
[c]	Oregon State Facilities Authority, VRDN, 3.80%, 8/01/34	630,000	630,000
	Pennsylvania 2.4%
	Adams County General Authority, Brethren Home Community Obligated Group/The, Refunding, Series 2024A, 5.00%, 6/01/44	1,000,000	1,035,658
	Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	40,000	39,714
	Allentown Commercial & Industrial Development Authority,
	[d] Executive Education Academy Charter School, Refunding, 5.00%, 7/01/40	2,075,000	2,093,309
	[d] Executive Education Academy Charter School, Refunding, 5.00%, 7/01/45	390,000	383,412
	Allentown Neighborhood Improvement Zone Development Authority,
	[d] City Center Project, 5.00%, 5/01/28	100,000	102,314
	[d] City Center Project, 5.25%, 5/01/42	200,000	200,038
	Berks County Municipal Authority,
	Series A, 8.00%, 6/30/34	84,000	85,309
	Series A-2A, 6.00%, 6/30/34	42,000	44,964
	Series A-3, 5.00%, 6/30/39	567,000	547,238
	[f] Series B-1, 1.412%, 6/30/44	283,000	199,438
	Chester County Industrial Development Authority, Avon Grove Charter School, 5.00%, 3/01/27	1,000,000	1,016,442
	Franklin County Industrial Development Authority, Menno-Haven Inc Obligated Group, Refunding, 5.00%, 12/01/28	100,000	101,271
	Pennsylvania Economic Development Financing Authority,
	Philadelphia Water Department, Refunding, 4.00%, 1/01/31	485,000	486,686
	[c] Talen Energy Supply LLC, Refunding, VRDN, 5.25%, 12/01/38	1,000,000	1,011,600
	UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	150,000	146,337
	Pennsylvania Economic Development Financing Authority Parking System Revenue, Refunding, 5.00%, 1/01/26	500,000	508,051
	Pennsylvania Housing Finance Agency, Series 146A, 4.50%, 10/01/44	1,500,000	1,492,563
[e]	Philadelphia Authority for Industrial Development, Beech International LLC, Series A, 5.625%, 6/15/42	100,000	85,000
	Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	420,752
			10,000,096
	Puerto Rico 1.2%
	Commonwealth of Puerto Rico,
	[f] 4.395%, 7/01/33	12,391	8,398
	Series 2021A1, 4.00%, 7/01/33	359,628	354,495
	Series 2021A1, 4.00%, 7/01/35	139,457	136,094
	Series 2021A1, 4.00%, 7/01/37	35,173	33,958
	Series 2021A1, 4.00%, 7/01/41	105,573	99,951
	Series 2021A1, 5.625%, 7/01/27	113,932	118,114
	Series 2021A1, 5.625%, 7/01/29	606,556	646,477
	Series 2021A1, 5.75%, 7/01/31	1,432,319	1,567,504
	[c,f] VRDN, 3.012%, 11/01/43	39,834	24,448

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	1,539,785	1,512,839
	Puerto Rico Electric Power Authority,
	Refunding, 5.25%, 7/01/32	175,000	173,193
	Refunding, Series V, 5.25%, 7/01/27	170,000	169,865
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority,
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/37	100,000	93,204
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/39	100,000	92,301
	Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/40	100,000	91,941
			5,122,782
	South Carolina 1.4%
	County of Dorchester, SC Summers Corner Improvement District, Special Assessment, 4.50%, 10/01/33	415,000	411,212
[d]	County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	95,994
	Patriots Energy Group Financing Agency,
	[c] VRDN, Refunding, 1 day USD SOFR + 1.90%, 4.935%, 2/01/54	100,000	103,704
	[c] VRDN, Series A1, 5.25%, 10/01/54	4,430,000	4,772,130
	South Carolina Jobs-Economic Development Authority,
	AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	86,118
	[d,f] Columbia Portfolio Obligated Group, 2.039%, 6/01/37	315,000	252,690
	[d] FAH Pelham LLC, Series B, 7.50%, 8/01/47	150,000	151,611
	[d] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	86,118
			5,959,577
	South Dakota 0.4%
	South Dakota Housing Development Authority, Refunding, Series C, 4.50%, 11/01/44	1,500,000	1,489,050
	Tennessee 3.7%
	Chattanooga Health Educational & Housing Facility Board,
	CommonSpirit Health Obligated Group, Refunding, Series A-1, 4.00%, 8/01/37	500,000	491,588
	CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/38	1,610,000	1,577,401
	Cleveland Housing Authority,
	[d] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	298,989
	[d] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	99,663
	Knox County Health Educational & Housing Facility Board, 5.00%, 7/01/38	425,000	461,389
[c]	Tennergy Corp., VRDN, Series A, 5.50%, 10/01/53	5,250,000	5,608,737
[c]	Tennessee Energy Acquisition Corp., VRDN, Series A, 5.00%, 5/01/52	6,310,000	6,673,545
			15,211,312
	Texas 12.5%
[d]	Arlington Higher Education Finance Corp., BASIS Texas Charter Schools Inc, 4.50%, 6/15/44	830,000	788,648
	Cedar Port Navigation & Improvement District,
	4.00%, 9/01/37	675,000	678,388
	4.00%, 9/01/38	1,450,000	1,450,469
	City of Anna,
	[d] Hurricane Creek Public Improvement District Impt Area No 2, Special Assessment, 5.00%, 9/01/28	432,000	434,300
	[d] Meadow Vista Public Improvement District Improvement Area 1, Special Assessment, 4.875%, 9/15/31	270,000	271,579
	City of Aubrey, Jackson Ridge Public Improvement District, Special Assessment, 5.00%, 9/01/25	505,000	509,835
[d]	City of Austin, Whisper Valley Public Improvement District Improvement Area 2, Special Assessment, 4.75%, 11/01/29	134,000	134,524
[d]	City of Boyd, Public Improvement District No 1 Improvement Area No 1, Special Assessment, 4.25%, 9/15/30	107,000	107,731
	City of Celina,
	[d] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	50,000	49,628
	[d] Chalk Hill Public Improvement District No 2, Special Assessment, 5.00%, 9/01/30	185,000	185,632
	[d] Creeks of Legacy Public Improvement District Phase No 3, Special Assessment, 3.625%, 9/01/30	100,000	92,411
	[d] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	168,651
	[d] Mosaic Public Improvement District Area No 2, Special Assessment, 4.50%, 9/01/31	250,000	249,693
	North Sky Public Improvement District Improvement Area No 1, Special Assessment, 5.00%, 9/01/44	289,000	284,299

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	[d] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000	104,516
	[d] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	50,000	47,239
	[d] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	101,432
	[d] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	165,334
	City of Corpus Christi, Whitecap Public Improvement District No 1 Improvement Area 1, Special Assessment, 5.375%, 9/15/31	250,000	251,376
[d]	City of Crandall, Cartwright Ranch Public Improvement District Major Impt Are, Special Assessment, 4.75%, 9/15/31	100,000	100,109
	City of Fate,
	[d] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	14,000	13,535
	[d] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	132,031
	City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	138,000	124,938
	City of Houston Airport System Revenue, United Airlines Inc, AMT, Refunding, Series B, 5.50%, 7/15/38	1,000,000	1,057,746
[d]	City of Hutto, Emory Crossing Public Improvement District Impt Area No 2, Special Assessment, 4.50%, 9/01/30	270,000	272,829
[d]	City of Justin, Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, 4.50%, 9/01/31	153,000	154,705
[d]	City of Kaufman, Public Improvement District No 1, Special Assessment, 5.625%, 9/15/42	118,000	119,609
	City of Kyle,
	[d] 6 Creeks Public Improvement District Improvement Area No 4, Special Assessment, 4.50%, 9/01/33	550,000	551,177
	Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	134,077
	[d] Limestone Creek Public Improvement District Improvement Area #1, Special Assessment, 5.50%, 9/01/44	550,000	555,550
	[d] Plum Creek North Public Improvement District Improvement Area No 2, Special Assessment, 5.00%, 9/01/44	524,000	527,887
	[d] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	213,406
	[d] Southwest Kyle Public Improvement District No 1 Impt Area No 2, Special Assessment, 5.75%, 9/01/30	100,000	102,003
	City of Lago Vista,
	[d] Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	115,000	106,171
	Tessera on Lake Travis Public Impt Dist Impt Area No 1, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	120,196
	City of Lavon,
	[d] Elevon Public Improvement District Improvement Area No 1, Special Assessment, 5.00%, 9/15/44	500,000	505,585
	[d] Lakepointe Public Improvement District, Special Assessment, 5.25%, 9/15/28	307,000	310,132
	[d] Lakepointe Public Improvement District, Special Assessment, 5.875%, 9/15/42	455,000	480,309
	City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	90,668
[d]	City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	69,657
[d]	City of Manor, Manor Heights Public Improvement District Area No 3, Special Assessment, 5.25%, 9/15/43	200,000	202,942
[d]	City of Marble Falls, Thunder Rock Public Improvement District Impt Area 2A, Special Assessment, 6.375%, 9/01/44	1,004,000	989,875
[d]	City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	157,092
	City of Mesquite,
	[d] Heartland Town Center Public Improvement District Phase 2, Special Assessment, 4.00%, 9/01/30	109,000	108,699
	[d] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000	104,400
	[d] Solterra Public Improvement District Improvement Area C-3, Special Assessment, 5.00%, 9/01/44	506,000	502,724
[d]	City of Oak Point, Chaparral Park Public Improvement District Impt Area No 1, Special Assessment Area, 4.25%, 9/15/31	309,000	304,330
	City of Pilot Point,
	[d] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	151,994
	[d] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	150,141

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	City of Princeton,
	[d] Southbridge Public Improvement District Improvement Area 2, Special Assessment, 5.25%, 9/01/44	381,000	383,701
	[d] Winchester Crossing Public Improvement District No 3, Special Assessment, 4.375%, 9/01/31	319,000	316,517
	[d] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	88,529
	[d] Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	92,368
	City of Royse City,
	[d] Clearview Ranch Public Impt Dist South Zone Impt Area 1, Special Assessment, Series 2024, 5.25%, 9/15/44	397,000	391,525
	[d] Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	120,000	119,074
	City of Sachse,
	[d] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.00%, 9/15/28	202,000	204,651
	[d] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.625%, 9/15/42	360,000	370,849
	[d] Sachse Public Improvement District No 1, Special Assessment, 6.00%, 9/15/28	100,000	102,101
	[d] TX Sachse Public Improvement District No 1, Special Assessment, 6.875%, 9/15/42	310,000	337,762
	City of Tomball,
	[d] Raburn Reserve Public Improvement District Area No 2, Special Assessment, 4.875%, 9/15/33	145,000	146,354
	[d] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	93,022
[d]	City of Uhland, Watermill Public Improvement District, Special Assessment, 5.75%, 9/01/27	140,000	141,130
[d]	Club Municipal Management District No. 1, Improvement Area No 3, Special Assessment, 5.10%, 9/01/44	326,000	322,714
	County of Bastrop, Double Eagle Ranch Public Improvement District Improvement Area 2, Special Assessment, 4.50%, 9/01/31	220,000	220,322
[d]	County of Denton, Tabor Ranch Public Improvement District Improvement Area No 1, Special Assessment, Series A, 5.25%, 12/31/44	250,000	246,775
	County of Hays,
	[d] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.75%, 9/15/27	326,000	326,005
	[d] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.875%, 9/15/32	435,000	435,468
	[d] La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	137,205
	[d] Special Assessment Area, 5.50%, 9/15/42	440,000	443,766
	East Montgomery County Municipal Utility District No. 5, 4.00%, 12/01/39	1,140,000	1,117,457
	EP Cimarron Ventanas PFC, 4.125%, 12/01/39	1,000,000	971,710
	EP Essential Housing WF PFC, 4.25%, 12/01/34	1,685,000	1,675,559
	EP Royal Estates PFC, 4.25%, 10/01/39	2,000,000	1,962,393
	Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000	998,913
	Harris County Municipal Utility District No. 171,
	4.75%, 12/01/40	1,215,000	1,244,919
	6.75%, 12/01/26	1,015,000	1,078,711
	Series A, 4.00%, 12/01/40	970,000	939,545
	Harris County Municipal Utility District No. 490, 4.00%, 9/01/40	805,000	782,274
	Harris County Municipal Utility District No. 502, 4.75%, 9/01/37	1,060,000	1,090,011
	Harris County Municipal Utility District No. 540, 5.375%, 9/01/45	350,000	348,278
	Harris-Waller Counties Municipal Utility District No. 4,
	5.00%, 11/01/34	275,000	276,333
	5.00%, 11/01/36	575,000	573,988
	5.00%, 11/01/38	145,000	142,047
	5.50%, 11/01/44	735,000	733,543
	Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000	1,359,237
	Matagorda County Navigation District No. 1, CenterPoint Energy Inc, Refunding, 5.125%, 11/01/28	1,000,000	1,034,335
	New Hope Cultural Education Facilities Finance Corp.,
	CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,050
	CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	30,000	30,696
	NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/47	135,000	135,000
	Wesleyan Homes Obligated Group, Refunding, 4.00%, 1/01/29	100,000	96,032
	North Parkway Municipal Management District No. 1,
	[d] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	46,710
	[d] Major Improvements Project, Special Assessment, 4.25%, 9/15/31	152,000	148,928

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000	951,569
[d]	Northwood Municipal Utility District No. 1, Refunding, 4.00%, 8/01/31	400,000	395,333
	Sienna Municipal Utility District No. 6,
	4.125%, 9/01/41	1,105,000	1,085,870
	4.125%, 9/01/42	1,030,000	1,006,471
	South Manvel Development Authority, City of Manvel TX Tax Increment Reinvestment Zone Number 3, 5.00%, 4/01/38	600,000	599,328
	Southeast Regional Management District, Series A, 4.00%, 4/01/43	825,000	786,523
	Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/32	2,270,000	2,415,616
[c]	Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 1/01/54	2,515,000	2,770,953
[c]	Texas Municipal Gas Acquisition & Supply Corp. V, VRDN, 5.00%, 1/01/55	3,100,000	3,300,502
[d]	Town of Providence Village, Foree Ranch Public Improvement Dist Impt Area 1, Special Assessment, Series C, 4.375%, 9/01/31	255,000	254,031
[g]	Travis County Development Authority, Special Assessment, 5.00%, 9/01/44	285,000	284,568
	Travis County Municipal Utility District No. 22,
	Series A, 5.75%, 9/01/38	315,000	318,147
	Series B, 6.00%, 9/01/42	455,000	459,521
	Viridian Municipal Management District,
	5.00%, 12/01/25	100,000	101,258
	Special Assessment, 2.875%, 12/01/30	100,000	88,575
	Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	14,000	13,786
	Walden Pond Fresh Water Supply District,
	6.00%, 9/01/32	160,000	162,699
	6.25%, 9/01/47	225,000	228,295
	Westpointe Special Improvement District, 5.00%, 8/15/41	550,000	572,845
			52,092,599
	Utah 1.0%
[d]	Mida Mountain Village Public Infrastructure District, Military Installation Development Auth Military Recreation Fac Project Area, Series 1, 5.125%, 6/15/54	2,000,000	1,932,985
	Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	233,743
[d]	Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	234,908
	Utah Infrastructure Agency,
	5.00%, 10/15/32	250,000	264,238
	5.25%, 10/15/39	565,000	604,658
	Refunding, Series 2021, 4.00%, 10/15/38	1,000,000	954,390
			4,224,922
	Virginia 1.5%
[c]	Albemarle County Economic Development Authority, Sentara Healthcare Obligated Group, Refunding, Series B, VRDN, 3.80%, 10/01/48	600,000	600,000
[d]	Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	100,438
	Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, 5.75%, 9/01/30	1,000,000	1,028,326
	Virginia Small Business Financing Authority, National Senior Communities Inc Obligated Group, Refunding, Series A, 4.00%, 1/01/36	4,185,000	4,129,845
[c]	Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, VRDN, Series B-1, 3.95%, 1/01/54	500,000	500,000
			6,358,609
	Washington 2.5%
	County of Spokane Airport Revenue, AMT, Refunding, Series B, 5.25%, 1/01/41	1,600,000	1,727,489
	Jefferson County Public Hospital District No. 2, Refunding, Series A, 5.75%, 12/01/33	500,000	495,564
	King County Housing Authority, 5.50%, 5/01/38	1,000,000	1,000,964
	Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	101,559
	Vancouver Housing Authority,
	Cascara Vancouver LLLP, Refunding, Series A, 5.00%, 12/01/42	1,500,000	1,519,096
	Esther Cougar Rehab LLLP, Refunding, Series A, 4.50%, 10/01/42	1,250,000	1,244,706
	Navalia and Alena Projects, 4.00%, 8/01/34	1,000,000	996,763
	Washington Health Care Facilities Authority,
	[d] Fred Hutchinson Cancer Center Obligated Group, 3.00%, 12/01/34	125,000	114,108
	[d] Fred Hutchinson Cancer Center Obligated Group, 5.00%, 12/01/32	250,000	270,067

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Washington State Housing Finance Commission,
	[d] eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	94,674
	Emerald Heights Project, Refunding, Series A, 5.00%, 7/01/38	2,035,000	2,156,230
	[d] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	86,131
	[d] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	100,239
	[d] Seattle Academy of Arts & Sciences, Refunding, 5.625%, 7/01/38	430,000	469,376
	[d] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	101,445
			10,478,411
	West Virginia 0.3%
	County of Ohio, Refunding, 5.25%, 6/01/44	1,000,000	1,031,742
[c]	West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	250,130
			1,281,872
	Wisconsin 2.7%
	Public Finance Authority,
	BlueHub Loan Fund Inc, Refunding, Series B, 5.25%, 7/01/44	1,000,000	1,043,745
	[d] Coral Academy of Science Reno, 5.375%, 6/01/37	670,000	681,440
	[d] Dominium Holdings I LLC, Series 1, 6.81%, 4/28/36	500,000	510,353
	[d] Estancia Valley Classical Academy, Refunding, 4.00%, 7/01/31	100,000	91,590
	[d] FAH Tree House LLC, Series B, 6.625%, 2/01/46	275,000	249,420
	[d] Foundation Academy Charter School A NJ Nonprofit Corp, 4.75%, 7/01/45	1,300,000	1,234,635
	[d] Foundation Academy Charter School A NJ Nonprofit Corp, 5.00%, 7/01/35	700,000	719,581
	[d] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	98,408
	[d] Masonic & Eastern Star Home of NC Inc Obligated Group, Refunding, 4.00%, 3/01/27	35,000	34,563
	NC A&T Real Estate Foundation LLC, Refunding, Series B, 5.00%, 6/01/39	960,000	998,688
	North East Carolina Preparatory School, Inc., Refunding, 4.25%, 6/15/34	800,000	798,672
	[d] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	94,244
	[d] Patriot Services Group Obligated Group, Refunding, Series A-1, 4.50%, 12/01/31	500,000	496,932
	[d,f] Patriot Services Group Obligated Group, Refunding, Series B, 5.844%, 12/01/35	950,000	506,843
	[d] Series 2023-B, 7.125%, 7/25/34	430,000	447,855
	[d] Signature Preparatory, 5.00%, 6/15/31	115,000	115,498
	Triad Math & Science Academy Co, 4.00%, 6/15/30	335,000	332,587
	[d] UMA Education Inc, Refunding, 5.00%, 10/01/29	600,000	616,267
	[d] Whitestone-Retirement Facilities, Refunding, 5.00%, 3/01/37	385,000	380,143
	Wisconsin Health & Educational Facilities Authority,
	St John’s Communities Inc Obligated Group, Refunding, 4.00%, 9/15/41	795,000	728,456
	St John’s Communities Inc Obligated Group, Refunding, Series B, 4.00%, 9/15/41	510,000	467,312
	Wisconsin Masonic Home Obligated Group, 4.20%, 8/15/28	250,000	248,416
	Wisconsin Masonic Home Obligated Group, 5.50%, 8/15/44	305,000	324,420
			11,220,068
	Total Municipal Bonds (Cost $408,180,109)		410,599,119

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[b]	Senior Floating Rate Interest 0.1%
	Health Care Equipment & Supplies 0.1%
	Centennial Gardens LP, 1 mo. USD Term SOFR + 1.55%, 6.139%, 4/01/25	500,000	500,690
	Total Floating Rate Loans (Cost $500,000)		500,690
	Total Investments (Cost $412,122,856) 99.8%		414,585,966
	Other Assets, less Liabilities 0.2%		961,488
	Net Assets 100.0%		$ 415,547,454
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
[d]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $66,736,101, representing 16.1% of net assets.
[e]Defaulted security or security for which income has been deemed uncollectible.
[f]The rate shown represents the yield at period end.
[g]Security purchased on a when-issued basis.
Abbreviations
Selected Portfolio
AMT	–	Alternative Minimum Tax
CSCDA	–	California Statewide Communities Development Authority
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Emerging Market Core Dividend Tilt Index ETF	Industry	Shares	Value
	Common Stocks 98.7%
	Australia 0.0%†
[a]	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	1,500	$ 6,054
	Brazil 3.2%
	Alupar Investimento SA, UNIT	Electric Utilities	1,000	4,277
	Ambev SA	Beverages	21,500	40,857
	Banco do Brasil SA	Banks	9,000	35,211
	Banco Santander Brasil SA	Banks	2,000	7,711
	BB Seguridade Participacoes SA	Insurance	3,000	17,569
	Caixa Seguridade Participacoes SA	Insurance	2,500	5,767
	Cia Energetica de Minas Gerais	Electric Utilities	1,950	4,618
	Cosan SA	Oil, Gas & Consumable Fuels	6,500	8,586
	CPFL Energia SA	Electric Utilities	1,000	5,113
	CSN Mineracao SA	Metals & Mining	3,000	2,501
	Energisa SA	Electric Utilities	1,500	8,858
	Klabin SA	Containers & Packaging	5,000	18,777
	Localiza Rent a Car SA	Ground Transportation	5,000	26,061
	Lojas Renner SA	Specialty Retail	5,500	10,790
	Natura & Co. Holding SA	Personal Care Products	5,000	10,327
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	10,500	66,982
	Telefonica Brasil SA	Diversified Telecommunication Services	2,000	15,141
	TIM SA	Wireless Telecommunication Services	4,000	9,375
	Vale SA	Metals & Mining	13,500	119,204
	Vibra Energia SA	Specialty Retail	5,500	15,883
				433,608
	Chile 0.3%
	Banco de Chile	Banks	225,145	25,593
	Cia Sud Americana de Vapores SA	Marine Transportation	69,825	3,770
	Empresas CMPC SA	Paper & Forest Products	5,415	8,499
	Enel Chile SA	Electric Utilities	121,755	7,039
				44,901
	China 28.0%
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	1,000	2,130
	Agricultural Bank of China Ltd., Class H	Banks	135,000	76,989
	Airtac International Group, Class A	Machinery	450	11,585
	Alibaba Group Holding Ltd., Class A	Broadline Retail	14,500	153,811
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	4,859
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,170	15,790
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	200	4,721
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	500	7,210
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	6,840	68,550
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	10,000	4,969
	Bank of Beijing Co. Ltd., Class A	Banks	9,000	7,539
	Bank of Changsha Co. Ltd., Class A	Banks	1,500	1,816
	Bank of Chengdu Co. Ltd., Class A	Banks	1,500	3,496
	Bank of China Ltd., Class H	Banks	270,000	137,990
	Bank of Communications Co. Ltd., Class A	Banks	15,500	16,405
	Bank of Communications Co. Ltd., Class H	Banks	40,000	32,904
	Bank of Hangzhou Co. Ltd., Class A	Banks	2,500	4,975
	Bank of Jiangsu Co. Ltd., Class A	Banks	7,500	10,032
	Bank of Nanjing Co. Ltd., Class A	Banks	4,500	6,528
	Bank of Shanghai Co. Ltd., Class A	Banks	5,500	6,855
	Bank of Suzhou Co. Ltd., Class A	Banks	1,500	1,657
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	8,000	7,628
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	8,593
	Beijing New Building Materials PLC, Class A	Building Products	500	2,064
	BOC Hong Kong Holdings Ltd.	Banks	17,500	56,209

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	BYD Electronic International Co. Ltd.	Communications Equipment	2,500	13,533
	C&D International Investment Group Ltd.	Real Estate Management & Development	5,000	8,406
	China CITIC Bank Corp. Ltd., Class H	Banks	45,000	31,109
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	2,489
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	10,000	11,959
	China Construction Bank Corp., Class A	Banks	2,000	2,395
	China Construction Bank Corp., Class H	Banks	244,000	203,544
	China Everbright Bank Co. Ltd., Class A	Banks	18,500	9,752
	China Everbright Bank Co. Ltd., Class H	Banks	15,000	5,832
[a]	China Feihe Ltd.	Food Products	20,000	14,032
	China Hongqiao Group Ltd.	Metals & Mining	12,500	18,924
	China Life Insurance Co. Ltd., Class H	Insurance	37,000	69,923
	China Longyuan Power Group Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	4,280
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	15,000	12,436
	China Medical System Holdings Ltd.	Pharmaceuticals	7,000	6,804
	China Merchants Bank Co. Ltd., Class A	Banks	6,500	34,795
	China Merchants Bank Co. Ltd., Class H	Banks	15,000	77,240
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,619
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	2,500	4,750
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	11,884
	China Minsheng Banking Corp. Ltd., Class A	Banks	14,000	7,876
	China Minsheng Banking Corp. Ltd., Class H	Banks	37,500	16,607
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	19,000	30,330
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	500	2,321
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	2,000	6,488
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	17,000	15,468
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	120,000	68,744
[a]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	3,000	11,161
[a]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	10,000	7,338
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	10,000	24,305
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	3,020
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	14,806
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	16,000	69,207
[a]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	210,000	30,278
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	2,872
	China Zheshang Bank Co. Ltd., Class A	Banks	7,500	2,973
	China Zheshang Bank Co. Ltd., Class H	Banks	15,000	4,287
	Chongqing Brewery Co. Ltd., Class A	Beverages	200	1,717
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	1,500	2,730
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	3,000	1,390
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	3,296
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	5,986
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	10,000	8,664
	CITIC Ltd., Class B	Industrial Conglomerates	30,000	35,569
	COFCO Sugar Holding Co. Ltd., Class A	Food Products	1,000	1,391
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	5,000	10,556
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	12,500	20,597
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	44,000	27,075
	Daqin Railway Co. Ltd., Class A	Ground Transportation	7,500	6,926
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	500	1,026
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	500	4,272
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	1,000	2,164
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	2,000	2,497

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	ENN Energy Holdings Ltd.	Gas Utilities	3,500	25,164
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	1,000	2,953
	Focus Media Information Technology Co. Ltd., Class A	Media	5,500	5,267
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	11,714
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	500	4,250
[a]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	1,200	8,643
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,500	4,055
	Giant Network Group Co. Ltd., Class A	Entertainment	1,000	1,729
	Goneo Group Co. Ltd., Class A	Electrical Equipment	290	2,775
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	2,000	12,382
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,000	1,538
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,750
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,000	926
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	500	1,936
	Guangzhou Development Group, Inc., Class A	Oil, Gas & Consumable Fuels	1,500	1,312
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,000	7,621
[a]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	4,000	5,747
	H World Group Ltd.	Hotels, Restaurants & Leisure	7,500	25,103
[a]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	8,000	16,375
	Haier Smart Home Co. Ltd., Class A	Household Durables	1,000	3,878
	Haier Smart Home Co. Ltd., Class H	Household Durables	5,000	17,701
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,000	2,016
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	500	1,485
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	500	1,460
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	Food Products	500	1,556
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	1,000	2,009
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	500	1,151
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,500	5,304
	Hengan International Group Co. Ltd.	Personal Care Products	3,750	10,838
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	1,765
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	2,000	4,182
	Hisense Home Appliances Group Co. Ltd., Class A	Household Durables	500	1,968
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	6,321
	Hisense Visual Technology Co. Ltd., Class A	Household Durables	500	1,358
	HLA Group Corp. Ltd., Class A	Specialty Retail	2,000	2,043
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,000	2,292
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	5,149
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	1,917
	Huatai Securities Co. Ltd., Class A	Capital Markets	3,000	7,188
[a]	Huatai Securities Co. Ltd., Class H	Capital Markets	7,000	11,823
	Huaxia Bank Co. Ltd., Class A	Banks	6,500	7,092
	Huaxin Cement Co. Ltd., Class A	Construction Materials	500	824
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,500	3,598
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	1,981
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	500	1,592
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,500	1,423
	Industrial & Commercial Bank of China Ltd., Class H	Banks	230,000	154,262
	Industrial Bank Co. Ltd., Class A	Banks	7,500	19,574
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	2,667
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,500	2,207

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	3,000	2,149
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	1,180
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	10,277
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	5,500	11,346
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,500	2,809
	JD.com, Inc., Class A	Broadline Retail	4,750	83,162
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	500	1,043
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	4,000	4,418
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	3,000	2,133
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	500	1,957
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	1,000	1,572
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	500	5,689
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	500	2,485
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	1,000	1,370
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,660	4,513
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	1,862
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	2,580	1,799
	KE Holdings, Inc., Class A	Real Estate Management & Development	4,000	24,408
	Kingnet Network Co. Ltd., Class A	Entertainment	500	927
	LB Group Co. Ltd., Class A	Chemicals	1,000	2,407
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	41,000	53,203
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	11,500	24,368
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	300	1,553
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,547
[a]	Longfor Group Holdings Ltd.	Real Estate Management & Development	9,920	12,770
	Luzhou Laojiao Co. Ltd., Class A	Beverages	600	10,232
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,000	1,366
[a,b]	Meituan, Class B	Hotels, Restaurants & Leisure	6,500	126,938
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	1,000	1,718
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	2,000	1,278
	NARI Technology Co. Ltd., Class A	Electrical Equipment	3,000	10,306
	NetEase, Inc.	Entertainment	6,017	107,204
	New China Life Insurance Co. Ltd., Class A	Insurance	1,000	6,770
	New China Life Insurance Co. Ltd., Class H	Insurance	4,500	13,672
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	200	2,310
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	500	1,067
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	1,000	1,015
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	500	3,337
[a]	Nongfu Spring Co. Ltd., Class H	Beverages	6,000	26,223
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	40,000	19,928
	Perfect World Co. Ltd., Class A	Entertainment	500	704
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	104,000	81,803
	PICC Property & Casualty Co. Ltd., Class H	Insurance	34,000	53,662
	Ping An Bank Co. Ltd., Class A	Banks	7,500	11,953
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	2,500	17,929
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	20,200	119,750
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	1,365
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	5,000	6,034
	Postal Savings Bank of China Co. Ltd., Class A	Banks	16,500	12,766
[a]	Postal Savings Bank of China Co. Ltd., Class H	Banks	45,000	26,532
	Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	1,000	1,241
[a]	Qingdao Port International Co. Ltd., Class H	Transportation Infrastructure	5,000	4,119
	Sailun Group Co. Ltd., Class A	Automobile Components	1,500	2,928

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	2,000	10,979
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	Chemicals	1,500	858
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	11,089
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	1,449
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	1,400
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	1,000	2,944
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	4,500	2,397
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	12,000	7,106
	Shanghai Baosight Software Co. Ltd., Class A	Software	1,000	3,986
	Shanghai Baosight Software Co. Ltd., Class B	Software	4,000	6,420
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	4,637
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	1,000	1,611
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	2,245
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	1,956
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,500	1,939
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	3,276
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	413	5,344
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	31,926
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	500	2,038
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,500	2,479
	Sinoma International Engineering Co., Class A	Construction & Engineering	1,000	1,291
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	500	891
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	6,000	16,452
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,500	1,093
	Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	4,725
	Sinotruk Hong Kong Ltd.	Machinery	2,500	7,338
	SooChow Securities Co. Ltd., Class A	Capital Markets	2,000	2,125
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	375	2,537
	Tasly Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	500	985
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	2,416
	Tencent Holdings Ltd.	Interactive Media & Services	5,500	295,252
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	Pharmaceuticals	500	2,098
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S	Pharmaceuticals	1,500	3,225
	Tianqi Lithium Corp., Class A	Chemicals	500	2,247
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	2,000	2,144
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	1,098
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	6,023
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,005	2,642
	Tsingtao Brewery Co. Ltd., Class H	Beverages	1,895	13,856
	Uni-President China Holdings Ltd.	Food Products	5,000	5,027
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	1,124
	Want Want China Holdings Ltd.	Food Products	20,000	11,741
	Weichai Power Co. Ltd., Class A	Machinery	2,500	4,665
	Weichai Power Co. Ltd., Class H	Machinery	10,000	15,294
	Western Mining Co. Ltd., Class A	Metals & Mining	500	1,094
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,500	1,723
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,500	28,613
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	5,401
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,000	1,433
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	31,000	12,531
[a]	Yadea Group Holdings Ltd.	Automobiles	6,000	9,995
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,950	3,764

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	16,100	18,550
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	500	1,643
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	2,000	2,425
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	5,000	3,276
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,000	1,843
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	500	4,083
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	500	2,179
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	500	1,519
	Yutong Bus Co. Ltd., Class A	Machinery	500	1,797
	Zangge Mining Co. Ltd., Class A	Chemicals	500	1,889
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	1,000	3,189
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,500	3,269
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Electrical Equipment	500	1,993
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	1,500	2,102
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	500	860
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	3,500	2,698
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	2,000	3,277
	Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	7,189
	Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	205	1,338
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	1,500	6,334
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,000	764
[a]	ZJLD Group, Inc.	Beverages	3,000	2,622
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	3,000	2,954
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	8,000	5,870
	ZTE Corp., Class A	Communications Equipment	1,500	8,254
	ZTE Corp., Class H	Communications Equipment	4,000	12,539
	ZTO Express Cayman, Inc.	Air Freight & Logistics	2,250	43,824
				3,749,111
	Colombia 0.3%
	Bancolombia SA	Banks	1,495	12,759
	Ecopetrol SA	Oil, Gas & Consumable Fuels	23,795	9,047
	Grupo Energia Bogota SA ESP	Gas Utilities	13,700	7,588
	Interconexion Electrica SA ESP	Electric Utilities	2,260	8,567
				37,961
	Czech Republic 0.3%
	CEZ AS	Electric Utilities	825	32,475
	Komercni Banka AS	Banks	375	13,088
				45,563
	Greece 0.8%
	Eurobank Ergasias Services & Holdings SA, Class A	Banks	11,510	26,579
	Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,045	16,102
	Jumbo SA	Specialty Retail	95	2,514
	Metlen Energy & Metals SA	Industrial Conglomerates	495	17,181
	Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	290	6,198
	National Bank of Greece SA	Banks	3,380	26,810
	OPAP SA	Hotels, Restaurants & Leisure	965	15,688
				111,072
	Hong Kong 1.7%
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	6,462
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	9,990
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	15,000	7,473
	China Gas Holdings Ltd., Class A	Gas Utilities	13,000	11,330
	China Mengniu Dairy Co. Ltd., Class B	Food Products	15,000	33,908
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	20,000	8,162

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	7,500	24,379
	China Resources Gas Group Ltd., Class A	Gas Utilities	4,500	17,814
	China Resources Land Ltd., Class H	Real Estate Management & Development	15,000	43,544
	Far East Horizon Ltd.	Financial Services	5,000	3,650
	Geely Automobile Holdings Ltd.	Automobiles	8,000	15,263
	Guangdong Investment Ltd.	Water Utilities	9,000	7,774
	Kunlun Energy Co. Ltd.	Gas Utilities	20,000	21,627
	Orient Overseas International Ltd.	Marine Transportation	750	11,113
	Xinyi Glass Holdings Ltd.	Building Products	10,000	10,157
				232,646
	Hungary 0.2%
	MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	1,825	12,541
	Richter Gedeon Nyrt	Pharmaceuticals	725	18,980
				31,521
	India 15.8%
	Ashok Leyland Ltd.	Machinery	7,580	19,522
	Asian Paints Ltd.	Chemicals	935	24,915
	Bank of Baroda	Banks	5,120	14,386
	Bank of India	Banks	4,790	5,701
	Bharat Forge Ltd.	Automobile Components	45	683
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	9,950	33,988
	Bosch Ltd.	Automobile Components	35	13,941
	Britannia Industries Ltd.	Food Products	705	39,220
	Canara Bank	Banks	9,025	10,554
	Coal India Ltd.	Oil, Gas & Consumable Fuels	11,900	53,396
	Colgate-Palmolive India Ltd.	Personal Care Products	115	3,601
	Container Corp. of India Ltd.	Ground Transportation	1,355	12,472
	Cummins India Ltd.	Machinery	680	26,004
[c]	Dixon Technologies India Ltd.	Household Durables	160	33,520
	Eicher Motors Ltd.	Automobiles	250	14,080
	GAIL India Ltd.	Gas Utilities	14,460	32,256
	Godrej Consumer Products Ltd.	Personal Care Products	1,365	17,252
	HCL Technologies Ltd.	IT Services	4,795	107,389
[a]	HDFC Asset Management Co. Ltd.	Capital Markets	170	8,338
	HDFC Bank Ltd.	Banks	7,800	161,519
	Hero MotoCorp Ltd.	Automobiles	705	34,261
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,685	22,368
	Hindustan Unilever Ltd.	Personal Care Products	2,005	54,493
	Indian Bank	Banks	1,385	8,573
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,765	31,492
[a]	Indian Railway Finance Corp. Ltd.	Financial Services	2,490	4,335
	Indraprastha Gas Ltd.	Gas Utilities	1,530	7,428
	Info Edge India Ltd.	Interactive Media & Services	405	41,048
	Infosys Ltd.	IT Services	9,705	213,113
	ITC Ltd.	Tobacco	16,075	90,811
	JSW Infrastructure Ltd.	Transportation Infrastructure	260	966
[a]	L&T Technology Services Ltd.	Professional Services	85	4,703
	Larsen & Toubro Ltd.	Construction & Engineering	720	30,340
[a]	LTIMindtree Ltd.	IT Services	245	15,985
	Mahindra & Mahindra Ltd.	Automobiles	930	32,665
	Marico Ltd.	Food Products	1,755	13,109
	Maruti Suzuki India Ltd.	Automobiles	350	44,391
	Motilal Oswal Financial Services Ltd.	Capital Markets	270	3,008
	Mphasis Ltd.	IT Services	405	13,469
	NHPC Ltd.	Independent Power Producers & Energy Traders	14,245	13,426
	NMDC Ltd.	Metals & Mining	17,235	13,270
	NTPC Ltd.	Independent Power Producers & Energy Traders	22,690	88,347
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	21,965	61,382
	Oil India Ltd.	Oil, Gas & Consumable Fuels	3,415	17,182
	Oracle Financial Services Software Ltd.	Software	125	18,673
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	30	16,650
	Patanjali Foods Ltd.	Food Products	510	10,615

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[b]	PB Fintech Ltd.	Insurance	330	8,129
	Persistent Systems Ltd.	IT Services	395	29,794
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,070	12,414
	Power Finance Corp. Ltd.	Financial Services	6,675	34,968
	Power Grid Corp. of India Ltd.	Electric Utilities	23,810	85,852
	REC Ltd.	Financial Services	5,670	33,160
	Shriram Finance Ltd.	Consumer Finance	780	26,322
	State Bank of India	Banks	2,445	22,703
	Tata Communications Ltd.	Diversified Telecommunication Services	580	11,540
	Tata Consultancy Services Ltd.	IT Services	1,300	62,177
	Tata Elxsi Ltd.	Software	50	3,969
	Tata Steel Ltd.	Metals & Mining	29,935	48,269
	Tech Mahindra Ltd.	IT Services	3,225	64,271
	UltraTech Cement Ltd.	Construction Materials	300	40,039
	Union Bank of India Ltd.	Banks	7,845	11,030
	Vedanta Ltd.	Metals & Mining	7,850	40,752
[b]	Zomato Ltd.	Hotels, Restaurants & Leisure	11,890	38,616
				2,112,845
	Indonesia 2.0%
	Alamtri Resources Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	56,500	8,530
	Aneka Tambang Tbk. PT	Metals & Mining	38,500	3,648
	Astra International Tbk. PT, Class H	Industrial Conglomerates	91,500	27,856
	Bank Mandiri Persero Tbk. PT, Class A	Banks	194,500	68,882
	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	76,500	20,676
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	329,000	83,400
	Golden Energy Mines Tbk. PT	Oil, Gas & Consumable Fuels	3,500	2,310
[a]	Pertamina Geothermal Energy PT	Independent Power Producers & Energy Traders	19,500	1,133
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	236,000	39,737
	Unilever Indonesia Tbk. PT	Household Products	33,000	3,865
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	7,000	11,645
				271,682
	Kuwait 0.2%
	Kuwait Finance House KSCP	Banks	10,915	26,411
	Malaysia 2.6%
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	15,500	8,632
	CIMB Group Holdings Bhd., Class A	Banks	44,000	80,689
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	16,500	8,340
	KLCCP Stapled Group	Diversified REITs	3,500	6,379
	Malayan Banking Bhd.	Banks	34,500	79,007
	Maxis Bhd.	Wireless Telecommunication Services	15,000	12,244
	MISC Bhd.	Marine Transportation	11,000	18,696
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,500	6,481
	Public Bank Bhd.	Banks	14,500	14,787
	RHB Bank Bhd.	Banks	20,500	29,708
	Sime Darby Bhd.	Industrial Conglomerates	18,500	9,764
	Tenaga Nasional Bhd.	Electric Utilities	20,000	66,823
	Westports Holdings Bhd.	Transportation Infrastructure	5,000	5,211
				346,761
	Mexico 2.2%
	Fibra Uno Administracion SA de CV	Diversified REITs	14,420	14,370
	Fomento Economico Mexicano SAB de CV	Beverages	11,180	95,547
[a]	GMexico Transportes SAB de CV, Class C	Ground Transportation	2,480	3,883
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	1,955	34,463
	Grupo Financiero Banorte SAB de CV, Class O	Banks	14,495	93,393
	Grupo Mexico SAB de CV, Class B	Metals & Mining	3,080	14,654
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	7,650	10,817
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	10,460	27,613
				294,740

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Peru 0.4%
	Credicorp Ltd.	Banks	320	58,662
	Philippines 0.2%
	Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	6,500	4,236
	Manila Electric Co.	Electric Utilities	1,450	12,233
[a]	Monde Nissin Corp.	Food Products	15,500	2,304
	PLDT, Inc.	Wireless Telecommunication Services	425	9,515
				28,288
[b,d]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	54,971	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
	GMK Norilskiy Nickel PAO	Metals & Mining	69,300	—
	Inter RAO UES PJSC	Electric Utilities	811,741	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	21,224	—
	Novolipetsk Steel PJSC	Metals & Mining	35,119	—
	PhosAgro PJSC	Chemicals	1,073	—
	PhosAgro PJSC	Chemicals	21	—
[c]	PhosAgro PJSC, GDR	Chemicals	1	—
	Polyus PJSC	Metals & Mining	756	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
	Severstal PAO	Metals & Mining	6,090	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
	United Co. RUSAL International PJSC	Metals & Mining	24,749	—
				—
	Saudi Arabia 5.0%
	Arab National Bank	Banks	4,305	24,152
	Arabian Drilling Co.	Energy Equipment & Services	95	2,822
	Banque Saudi Fransi	Banks	5,890	24,830
	Etihad Etisalat Co.	Wireless Telecommunication Services	1,995	28,353
	Jarir Marketing Co.	Specialty Retail	3,075	10,361
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	275	8,607
	Riyad Bank	Banks	6,990	53,205
	SABIC Agri-Nutrients Co.	Chemicals	1,195	35,302
	Sahara International Petrochemical Co.	Chemicals	1,820	12,051
[a]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	18,725	139,787
	Saudi Aramco Base Oil Co.	Chemicals	250	7,439
	Saudi Awwal Bank	Banks	4,940	44,241
	Saudi Basic Industries Corp.	Chemicals	2,535	45,203
	Saudi Industrial Investment Group	Chemicals	1,875	8,334
	Saudi Investment Bank	Banks	2,895	11,172
	Saudi National Bank	Banks	12,300	109,336
	Saudi Telecom Co.	Diversified Telecommunication Services	8,330	88,678
	Yanbu National Petrochemical Co.	Chemicals	1,255	12,626
				666,499
	Singapore 0.1%
[a]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	1,000	7,769
	South Africa 2.7%
	Absa Group Ltd.	Banks	3,685	37,055
	FirstRand Ltd.	Financial Services	24,275	97,718
	Kumba Iron Ore Ltd.	Metals & Mining	265	4,582
	MTN Group Ltd.	Wireless Telecommunication Services	3,045	14,844
	Nedbank Group Ltd.	Banks	2,380	35,531
	Old Mutual Ltd.	Insurance	21,435	14,210
	Sanlam Ltd.	Insurance	8,830	40,655
	Standard Bank Group Ltd.	Banks	7,060	82,969
	Vodacom Group Ltd.	Wireless Telecommunication Services	2,705	14,530
	Woolworths Holdings Ltd.	Broadline Retail	4,465	14,753
				356,847

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	South Korea 5.3%
	DB Insurance Co. Ltd., Class A	Insurance	115	8,030
[b]	GS Holdings Corp.	Industrial Conglomerates	410	10,945
	Hana Financial Group, Inc.	Banks	860	33,181
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	220	11,836
	Hyundai Motor Co.	Automobiles	625	90,004
	Industrial Bank of Korea	Banks	1,365	13,287
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	690	7,485
	Kia Corp.	Automobiles	1,220	83,452
	KT&G Corp.	Tobacco	490	35,648
	LG Corp.	Industrial Conglomerates	310	15,162
	LG Uplus Corp.	Diversified Telecommunication Services	1,200	8,420
	Lotte Chemical Corp.	Chemicals	100	4,062
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	760	7,202
	Samsung Card Co. Ltd.	Consumer Finance	145	3,886
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	7,985	288,559
	Samsung Securities Co. Ltd.	Capital Markets	355	10,490
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	170	20,082
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	605	22,685
	Woori Financial Group, Inc.	Banks	3,555	37,116
				711,532
	Taiwan 21.6%
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	15,000	18,210
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	93	9,304
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,000	84,003
	Asia Cement Corp.	Construction Materials	15,000	18,484
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	700	13,153
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	35,200	15,729
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,770	22,309
	Chailease Holding Co. Ltd., Class A	Financial Services	8,730	30,090
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	12,000	17,954
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	15,485
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	15,000	56,505
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	15,000	17,226
	CTBC Financial Holding Co. Ltd., Class A	Banks	90,000	107,337
	E.Sun Financial Holding Co. Ltd., Class A	Banks	80,000	65,763
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	340	6,409
	Eva Airways Corp., Class H	Passenger Airlines	15,000	20,292
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,000	34,315
	Far Eastern New Century Corp.	Industrial Conglomerates	18,000	17,350
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	10,000	10,539
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	8,312
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	13,964
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	19,000	106,636
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	50,000	39,882
	Innolux Corp.	Electronic Equipment, Instruments & Components	40,000	17,508
	International Games System Co. Ltd.	Entertainment	177	5,259
	Inventec Corp.	Technology Hardware, Storage & Peripherals	15,000	22,922
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	343	27,987
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	35,509
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	4,150	179,117
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	16,791
	momo.com, Inc.	Broadline Retail	483	4,913
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	3,981
	Nien Made Enterprise Co. Ltd.	Household Durables	950	10,620
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,100	47,468
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	11,000	30,835
	Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	16,288
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,500	13,024
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	9,000	78,787
	Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	11,987
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,271	39,346
	Shanghai Commercial & Savings Bank Ltd.	Banks	25,000	30,197
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	13,702

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	7,000	24,234
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	39,536	1,296,381
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	10,000	15,922
	Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,600	15,663
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	3,000	12,902
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	65,000	85,353
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,457	13,581
	Walsin Lihwa Corp.	Electrical Equipment	15,000	10,844
	Wistron Corp.	Technology Hardware, Storage & Peripherals	2,000	6,344
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	370	29,569
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	9,000	18,777
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,000	16,502
				2,901,564
	Thailand 0.9%
	Home Product Center PCL, NVDR	Specialty Retail	20,000	5,514
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,000	11,380
	Kasikornbank PCL, NVDR	Banks	6,000	27,365
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,500	26,177
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	44,000	40,974
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,500	3,728
	TMBThanachart Bank PCL, NVDR	Banks	200,000	10,911
				126,049
	Turkey 0.6%
	Enka Insaat ve Sanayi AS	Construction & Engineering	3,760	5,168
	Ford Otomotiv Sanayi AS	Automobiles	365	9,672
	Haci Omer Sabanci Holding AS	Banks	1,155	3,136
	KOC Holding AS	Industrial Conglomerates	4,115	20,784
	Tofas Turk Otomobil Fabrikasi AS	Automobiles	710	4,118
	Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	4,550	18,259
	Yapi ve Kredi Bankasi AS	Banks	16,495	14,283
				75,420
	United Arab Emirates 4.1%
	Abu Dhabi Commercial Bank PJSC	Banks	15,395	43,674
	Abu Dhabi Islamic Bank PJSC	Banks	7,420	27,918
	Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	15,560	14,912
	ADNOC Drilling Co. PJSC	Energy Equipment & Services	8,210	11,914
	Dubai Electricity & Water Authority PJSC	Multi-Utilities	44,920	34,732
	Dubai Islamic Bank PJSC	Banks	15,165	29,273
	Emaar Development PJSC	Real Estate Management & Development	4,565	17,027
	Emaar Properties PJSC	Real Estate Management & Development	33,280	116,428
	Emirates Integrated Telecommunications Co. PJSC	Diversified Telecommunication Services	4,815	9,819
	Emirates NBD Bank PJSC	Banks	13,145	76,764
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	18,210	80,910
	Fertiglobe PLC	Chemicals	5,855	3,905
	First Abu Dhabi Bank PJSC	Banks	22,270	83,307
				550,583
	United States 0.2%
	JBS SA	Food Products	3,500	20,565
	Total Common Stocks (Cost $12,879,920)			13,248,654
	Preferred Stocks 1.4%
	Brazil 0.7%
[e]	Cia Energetica de Minas Gerais, 11.089%, pfd.	Electric Utilities	10,000	17,984
[e]	Petroleo Brasileiro SA, 16.082%, pfd.	Oil, Gas & Consumable Fuels	13,000	76,154
				94,138

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Colombia 0.2%
[e]	Bancolombia SA, 10.051%, pfd.	Banks	2,335	18,646
[e]	Grupo de Inversiones Suramericana SA, 5.38%, pfd.	Financial Services	655	3,868
				22,514
	Russia 0.0%
[b,d]	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—
	South Korea 0.5%
[e]	Hyundai Motor Co., 9.295%, pfd.	Automobiles	150	15,895
[e]	Hyundai Motor Co., 9.469%, pfd.	Automobiles	100	10,366
[e]	Samsung Electronics Co. Ltd., 3.269%, pfd.	Technology Hardware, Storage & Peripherals	1,310	39,332
				65,593
	Total Preferred Stocks (Cost $264,659)			182,245
	Right 0.0%†
	Thailand 0.0%†
[b]	Electronic Arts, Inc.	Entertainment	9,000	517
	Total Rights (Cost $770)			517
	Total Investments before Short-Term Investments (Cost $13,145,349)			13,431,416
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	55	55
	Total Short-Term Investments (Cost $55)			55
	Total Investments (Cost $13,145,404) 100.1%			13,431,471
	Other Assets, less Liabilities (0.1)%			(15,558)
	Net Assets 100.0%			$ 13,415,913
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $508,887, representing 3.8% of net assets.
[b]Non-income producing.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $33,520, representing 0.2% of net assets.
[d]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Abbreviations
Selected Portfolio
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
REIT	–	Real Estate Investment Trust
SF	–	Single Family

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Exponential Data ETF	Country	Shares	Value
	Common Stocks 99.3%
	Capital Markets 5.7%
	FactSet Research Systems, Inc.	United States	152	$ 73,003
	Moody’s Corp.	United States	66	31,242
	MSCI, Inc.	United States	149	89,401
	S&P Global, Inc.	United States	196	97,614
				291,260
	Communications Equipment 5.2%
[a]	Arista Networks, Inc.	United States	2,372	262,177
	Electrical Equipment 1.0%
	Vertiv Holdings Co., Class A	United States	448	50,897
	Electronic Equipment, Instruments & Components 0.9%
[a]	Keysight Technologies, Inc.	United States	277	44,495
	Entertainment 2.3%
[a]	Netflix, Inc.	United States	133	118,546
	Health Care Technology 0.2%
[a]	Veeva Systems, Inc., Class A	United States	58	12,194
	Interactive Media & Services 9.6%
	Alphabet, Inc., Class A	United States	1,349	255,366
	Meta Platforms, Inc., Class A	United States	398	233,033
				488,399
	IT Services 11.6%
	Accenture PLC, Class A	United States	224	78,801
[a]	Akamai Technologies, Inc.	United States	218	20,852
[a]	Cloudflare, Inc., Class A	United States	1,191	128,247
[a]	Gartner, Inc.	United States	226	109,490
[a]	Globant SA	United States	78	16,725
[a]	MongoDB, Inc.	United States	656	152,723
[a]	Snowflake, Inc., Class A	United States	537	82,918
				589,756
	Media 2.2%
[a]	Trade Desk, Inc., Class A	United States	960	112,829
	Professional Services 0.9%
	TransUnion	United States	250	23,178
	Verisk Analytics, Inc.	United States	84	23,136
				46,314
	Software 50.3%
[a]	Adobe, Inc.	United States	33	14,674
[a]	Confluent, Inc., Class A	United States	1,124	31,427
[a]	Crowdstrike Holdings, Inc., Class A	United States	785	268,596
[a]	Datadog, Inc., Class A	United States	1,865	266,490
[a]	Fair Isaac Corp.	United States	146	290,676
[a]	Fortinet, Inc.	United States	1,143	107,991
[a]	Gitlab, Inc., Class A	United States	339	19,103
[a]	HubSpot, Inc.	United States	134	93,367
	Microsoft Corp.	United States	950	400,425
[a]	Monday.com Ltd.	United States	505	118,897
[a]	Palo Alto Networks, Inc.	United States	1,546	281,310
[a]	Qualys, Inc.	United States	114	15,985
	Salesforce, Inc.	United States	301	100,633
[a]	SentinelOne, Inc., Class A	United States	2,569	57,032
[a]	ServiceNow, Inc.	United States	318	337,118
	Trend Micro, Inc.	Japan	1,207	65,795
[a]	Vertex, Inc., Class A	United States	241	12,857

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Zscaler, Inc.	United States	402	72,525
				2,554,901
	Specialized REITs 6.0%
	Crown Castle, Inc.	United States	536	48,647
	Equinix, Inc.	United States	218	205,550
	SBA Communications Corp.	United States	235	47,893
				302,090
	Wireless Telecommunication Services 3.4%
	T-Mobile U.S., Inc.	United States	770	169,962
	Total Common Stocks (Cost $4,024,092)			5,043,820
	Total Investments before Short-Term Investments (Cost $4,024,092)			5,043,820
	Short-Term Investments 0.6%
	Money Market Funds 0.6%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	United States	30,773	30,773
	Total Short-Term Investments (Cost $30,773)			30,773
	Total Investments (Cost $4,054,865) 99.9%			5,074,593
	Other Assets, less Liabilities 0.1%			6,051
	Net Assets 100.0%			$ 5,080,644
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Focused Growth ETF	Country	Shares	Value
	Common Stocks 99.6%
	Aerospace & Defense 2.3%
[a]	Axon Enterprise, Inc.	United States	4,579	$ 2,721,391
	Automobiles 5.2%
[a]	Tesla, Inc.	United States	15,124	6,107,676
	Biotechnology 1.0%
[a]	Natera, Inc.	United States	7,738	1,224,925
	Broadline Retail 10.7%
[a]	Amazon.com, Inc.	United States	51,925	11,391,826
[a]	MercadoLibre, Inc.	Brazil	740	1,258,325
				12,650,151
	Capital Markets 1.4%
	Tradeweb Markets, Inc., Class A	United States	12,551	1,643,177
	Consumer Staples Distribution & Retail 4.8%
	Costco Wholesale Corp.	United States	6,220	5,699,200
	Entertainment 1.5%
[a]	Netflix, Inc.	United States	1,982	1,766,596
	Financial Services 4.0%
	Mastercard, Inc., Class A	United States	8,988	4,732,811
	Health Care Equipment & Supplies 3.4%
[a]	IDEXX Laboratories, Inc.	United States	1,781	736,337
[a]	Intuitive Surgical, Inc.	United States	6,343	3,310,792
				4,047,129
	Hotels, Restaurants & Leisure 0.7%
[a]	DoorDash, Inc., Class A	United States	4,877	818,117
	Interactive Media & Services 12.0%
	Alphabet, Inc., Class A	United States	30,779	5,826,465
	Meta Platforms, Inc., Class A	United States	14,108	8,260,375
				14,086,840
	IT Services 2.0%
[a]	Shopify, Inc., Class A	Canada	22,187	2,359,144
	Life Sciences Tools & Services 2.1%
	Danaher Corp.	United States	6,576	1,509,521
	Thermo Fisher Scientific, Inc.	United States	1,770	920,807
				2,430,328
	Media 0.7%
[a]	Trade Desk, Inc., Class A	United States	7,007	823,533
	Pharmaceuticals 2.5%
	Eli Lilly & Co.	United States	3,813	2,943,636
	Semiconductors & Semiconductor Equipment 24.3%
[a]	Advanced Micro Devices, Inc.	United States	8,240	995,310
	Analog Devices, Inc.	United States	10,217	2,170,704
	ASML Holding NV	Netherlands	1,772	1,228,138
	Broadcom, Inc.	United States	20,865	4,837,341
	NVIDIA Corp.	United States	125,996	16,920,003
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	12,421	2,453,023
				28,604,519
	Software 21.0%
[a]	Cadence Design Systems, Inc.	United States	13,570	4,077,242
[a]	HubSpot, Inc.	United States	1,542	1,074,419
	Intuit, Inc.	United States	2,488	1,563,708

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Microsoft Corp.	United States	29,056	12,247,104
[a]	ServiceNow, Inc.	United States	5,448	5,775,534
				24,738,007
	Total Common Stocks (Cost $83,001,438)			117,397,180
	Total Investments before Short-Term Investments (Cost $83,001,438)			117,397,180
	Short-Term Investments 0.4%
	Money Market Funds 0.4%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	United States	442,637	442,637
	Total Short-Term Investments (Cost $442,637)			442,637
	Total Investments (Cost $83,444,075) 100.0%			117,839,817
	Other Assets, less Liabilities (0.0)%†			(33,769)
	Net Assets 100.0%			$ 117,806,048
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
	Common Stocks 100.2%
	Cambodia 0.0%†
[a]	NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$ 2,248
	China 31.6%
	360 Security Technology, Inc., Class A	Software	2,400	3,383
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	600	1,278
[b]	3SBio, Inc., Class A	Biotechnology	6,000	4,696
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	2,500	12,069
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	245	6,313
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,212
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	700	3,952
	Agricultural Bank of China Ltd., Class A	Banks	22,800	16,584
	Agricultural Bank of China Ltd., Class H	Banks	120,000	68,435
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	2,655	4,792
[a]	Air China Ltd., Class A	Passenger Airlines	2,400	2,586
[a]	Air China Ltd., Class H	Passenger Airlines	10,000	6,630
	Airtac International Group, Class A	Machinery	540	13,902
[a,b]	Akeso, Inc.	Biotechnology	2,400	18,754
	Alibaba Group Holding Ltd., Class A	Broadline Retail	63,600	674,649
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	3,600	3,604
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	16,000	9,248
	An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	646
[a]	Angang Steel Co. Ltd., Class A	Metals & Mining	1,800	588
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	600	706
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,200	3,887
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	4,500	11,517
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	2,760
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	100	2,361
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	600	8,652
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	600	3,065
	Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,110
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	4,800	48,105
	Autohome, Inc., ADR	Interactive Media & Services	228	5,917
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	2,400	1,187
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	6,000	2,981
	Avicopter PLC, Class A	Aerospace & Defense	200	1,050
[a]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	1,800	1,961
[b]	BAIC Motor Corp. Ltd., Class H	Automobiles	9,000	2,781
[a]	Baidu, Inc., Class A	Interactive Media & Services	8,400	89,429
	Bank of Beijing Co. Ltd., Class A	Banks	6,000	5,026
	Bank of Changsha Co. Ltd., Class A	Banks	1,200	1,453
	Bank of China Ltd., Class A	Banks	13,200	9,907
	Bank of China Ltd., Class H	Banks	318,000	162,522
	Bank of Communications Co. Ltd., Class A	Banks	11,400	12,065
	Bank of Communications Co. Ltd., Class H	Banks	30,000	24,678
	Bank of Guiyang Co. Ltd., Class A	Banks	1,200	981
	Bank of Hangzhou Co. Ltd., Class A	Banks	1,800	3,582
	Bank of Jiangsu Co. Ltd., Class A	Banks	4,800	6,420
	Bank of Nanjing Co. Ltd., Class A	Banks	3,000	4,352
	Bank of Ningbo Co. Ltd., Class A	Banks	1,800	5,960
	Bank of Shanghai Co. Ltd., Class A	Banks	4,200	5,235
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	5,400	5,149
	BBMG Corp., Class A	Construction Materials	2,400	582

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	BBMG Corp., Class H	Construction Materials	12,000	1,236
[a]	BeiGene Ltd.	Biotechnology	3,000	42,173
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	2,400	1,072
[a]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	2,884
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	1,800	1,062
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	600	772
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,000	6,874
[a]	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	600	480
	Beijing Kingsoft Office Software, Inc., Class A	Software	128	4,993
	Beijing New Building Materials PLC, Class A	Building Products	600	2,477
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,200	827
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	600	584
	Beijing Shougang Co. Ltd., Class A	Metals & Mining	2,400	997
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	600	1,192
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	720	2,010
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	600	3,317
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	600	947
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	203	1,948
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	1,200	1,968
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	7,800	6,545
[a]	Bilibili, Inc., Class Z	Interactive Media & Services	1,080	19,743
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	600	758
	BOC Hong Kong Holdings Ltd.	Banks	13,500	43,361
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,400	6,817
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	3,600	1,261
	Brilliance China Automotive Holdings Ltd.	Automobiles	12,000	5,901
[b]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	6,600	6,364
	BYD Co. Ltd., Class A	Automobiles	500	19,251
	BYD Co. Ltd., Class H	Automobiles	4,152	142,499
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	16,240
	By-health Co. Ltd., Class A	Personal Care Products	600	985
	C&D International Investment Group Ltd.	Real Estate Management & Development	3,000	5,044
	Caitong Securities Co. Ltd., Class A	Capital Markets	1,200	1,335
[a]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	150	13,444
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	778
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	1,800	777
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,350
[b]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	42,000	15,409
	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	100	1,354
	Changjiang Securities Co. Ltd., Class A	Capital Markets	1,800	1,672
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	1,818
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,147
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,200	1,241
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	600	748
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	12,000	1,375
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	36,000	5,886
	China CITIC Bank Corp. Ltd., Class A	Banks	6,600	6,275
	China CITIC Bank Corp. Ltd., Class H	Banks	36,000	24,887
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	60,000	5,021
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,991
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	9,568

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	12,000	7,044
	China Conch Venture Holdings Ltd.	Construction & Engineering	6,000	5,160
	China Construction Bank Corp., Class A	Banks	3,000	3,592
	China Construction Bank Corp., Class H	Banks	348,000	290,301
	China CSSC Holdings Ltd., Class A	Machinery	1,200	5,878
[a]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	5,400	2,942
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	10,200	3,182
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	24,000	3,182
	China Everbright Bank Co. Ltd., Class A	Banks	13,200	6,958
	China Everbright Bank Co. Ltd., Class H	Banks	12,000	4,665
[b]	China Feihe Ltd.	Food Products	12,000	8,419
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	1,800	3,734
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	15,000	13,691
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	600	670
[a]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	2,382
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	600	745
	China Hongqiao Group Ltd.	Metals & Mining	9,000	13,625
	China International Capital Corp. Ltd., Class A	Capital Markets	300	1,377
[b]	China International Capital Corp. Ltd., Class H	Capital Markets	4,800	7,922
	China International Marine Containers Group Co. Ltd., Class A	Machinery	600	635
	China International Marine Containers Group Co. Ltd., Class H	Machinery	3,000	2,089
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	24,000	3,028
	China Jushi Co. Ltd., Class A	Construction Materials	1,200	1,862
	China Lesso Group Holdings Ltd.	Building Products	6,000	2,680
	China Life Insurance Co. Ltd., Class H	Insurance	27,000	51,025
[a,b]	China Literature Ltd., Class A	Media	1,200	3,893
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	9,949
	China Medical System Holdings Ltd.	Pharmaceuticals	6,000	5,832
	China Merchants Bank Co. Ltd., Class A	Banks	5,400	28,907
	China Merchants Bank Co. Ltd., Class H	Banks	14,500	74,666
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,619
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	1,800	3,420
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	5,100	9,087
	China Merchants Securities Co. Ltd., Class A	Capital Markets	2,400	6,264
[b]	China Merchants Securities Co. Ltd., Class H	Capital Markets	1,200	2,472
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	2,400	3,348
	China Minsheng Banking Corp. Ltd., Class A	Banks	10,200	5,738
	China Minsheng Banking Corp. Ltd., Class H	Banks	24,000	10,628
	China National Building Material Co. Ltd., Class H	Construction Materials	19,500	8,887
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	1,800	2,033
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	6,819
[a]	China National Software & Service Co. Ltd., Class A	Software	260	1,654
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,200	3,468
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	600	1,246
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	8,000	7,250
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	15,000	23,945
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	1,800	8,356
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	9,600	31,143
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	11,400	10,373
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	96,000	54,995
	China Railway Group Ltd., Class A	Construction & Engineering	6,000	5,222
	China Railway Group Ltd., Class H	Construction & Engineering	18,000	9,176

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	1,705
[b]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	6,000	2,680
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	600	2,292
	China Reinsurance Group Corp., Class H	Insurance	24,000	2,688
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	12,000	2,456
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,618
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	395	2,539
[b]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,400	8,929
[b]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	6,000	4,403
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	7,200	17,500
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	360	2,174
[a]	China Ruyi Holdings Ltd.	Entertainment	24,000	7,570
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	10,660
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	51,906
	China South Publishing & Media Group Co. Ltd., Class A	Media	600	1,227
[a]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	3,600	3,182
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	600	342
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	12,600	10,298
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	2,842
	China Taiping Insurance Holdings Co. Ltd.	Insurance	6,000	8,975
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,200	4,286
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	5,477
[b]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	600	4,101
[b]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	180,000	25,953
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	8,400	6,076
[a]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,000	2,967
[a]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	9,000	6,129
	China XD Electric Co. Ltd., Class A	Electrical Equipment	1,200	1,241
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,600	26,565
	China Zheshang Bank Co. Ltd., Class A	Banks	2,400	951
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	600	1,026
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	2,400	4,367
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	7,200	3,337
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	989
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	6,000	3,592
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	700	2,508
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	7,200	6,238
	CITIC Ltd., Class B	Industrial Conglomerates	24,000	28,455
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,480	2,300
	CITIC Securities Co. Ltd., Class A	Capital Markets	3,600	14,304
	CITIC Securities Co. Ltd., Class H	Capital Markets	6,000	16,491
	CMOC Group Ltd., Class A	Metals & Mining	3,000	2,717
	CMOC Group Ltd., Class H	Metals & Mining	18,000	12,165
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	1,200	1,043

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	CNGR Advanced Material Co. Ltd., Class A	Electrical Equipment	180	886
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	1,800	1,047
	CNPC Capital Co. Ltd., Class A	Banks	1,200	1,126
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,200	43,479
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	3,000	1,067
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	12,000	1,607
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,896
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	4,804
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,200	8,867
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	10,500	17,302
[a,c]	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	72,000	1,798
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	9,000	6,396
	CRRC Corp. Ltd., Class A	Machinery	7,200	8,218
	CRRC Corp. Ltd., Class H	Machinery	18,000	11,609
	CSC Financial Co. Ltd., Class A	Capital Markets	1,800	6,313
[b]	CSC Financial Co. Ltd., Class H	Capital Markets	3,000	3,793
	CSG Holding Co. Ltd., Class B	Construction Materials	4,800	1,409
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,173
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	36,000	22,153
	Daqin Railway Co. Ltd., Class A	Ground Transportation	4,800	4,433
[a]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	198	3,849
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	932
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	2,225
	DHC Software Co. Ltd., Class A	IT Services	1,200	1,187
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,709
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	600	1,299
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,200	1,498
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	9,000	4,310
	Dongxing Securities Co. Ltd., Class A	Capital Markets	600	900
[a,b]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	2,500	5,787
	East Money Information Co. Ltd., Class A	Capital Markets	4,200	14,771
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	1,280
	ENN Energy Holdings Ltd.	Gas Utilities	3,000	21,569
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	600	1,772
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	200	3,149
[b]	ESR Group Ltd., Class H	Real Estate Management & Development	9,600	14,756
	Eve Energy Co. Ltd., Class A	Electrical Equipment	600	3,820
	Everbright Securities Co. Ltd., Class A	Capital Markets	1,200	2,960
[a]	Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,000	948
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,200	789
	FAW Jiefang Group Co. Ltd., Class A	Machinery	600	670
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	1,060
	First Capital Securities Co. Ltd., Class A	Capital Markets	1,200	1,365
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,609
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	2,812
	Focus Media Information Technology Co. Ltd., Class A	Media	4,200	4,022
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,200	7,503
	Fosun International Ltd.	Industrial Conglomerates	6,000	3,507
	Founder Securities Co. Ltd., Class A	Capital Markets	2,400	2,723
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	10,543
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	815
	Fujian Sunner Development Co. Ltd., Class A	Food Products	600	1,183

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	2,550	27,591
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	600	5,100
[b]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	2,400	17,286
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	1,200	2,197
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	600	2,861
[b]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,800	4,658
[a]	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	655
[a]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	78,000	10,845
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	2,994
[a]	GDS Holdings Ltd., Class A	IT Services	2,400	7,044
	GEM Co. Ltd., Class A	Electrical Equipment	1,200	1,067
	Gemdale Corp., Class A	Real Estate Management & Development	1,200	716
[a]	Genscript Biotech Corp.	Life Sciences Tools & Services	6,000	7,600
	GF Securities Co. Ltd., Class A	Capital Markets	1,800	3,974
	GF Securities Co. Ltd., Class H	Capital Markets	3,600	4,885
[b]	Giant Biogene Holding Co. Ltd.	Personal Care Products	1,200	7,709
	Giant Network Group Co. Ltd., Class A	Entertainment	600	1,037
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,200	4,219
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	600	844
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	2,400	2,021
	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	600	1,734
[a]	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	1,200	497
	Great Wall Motor Co. Ltd., Class A	Automobiles	1,200	4,304
	Great Wall Motor Co. Ltd., Class H	Automobiles	9,000	15,827
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	1,200	7,429
[a]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	3,000	858
	Greentown China Holdings Ltd.	Real Estate Management & Development	6,000	7,152
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	953
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	366
	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	370
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	3,600	936
	Guangdong Haid Group Co. Ltd., Class A	Food Products	600	4,009
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,200	1,845
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,650
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	1,800	841
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,111
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	600	986
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,200	1,527
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	12,000	5,268
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	600	2,323
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,000	2,343
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	600	897
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	600	1,612
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	416
	Guolian Securities Co. Ltd., Class A	Capital Markets	600	1,105
	Guosen Securities Co. Ltd., Class A	Capital Markets	1,800	2,746
[a]	Guosheng Financial Holding, Inc., Class A	Capital Markets	600	1,070
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	2,400	6,097
[b]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	2,400	3,448
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,200	1,366
	H World Group Ltd.	Hotels, Restaurants & Leisure	7,200	24,099
[b]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	6,000	12,281
	Haier Smart Home Co. Ltd., Class A	Household Durables	1,800	6,980

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Haier Smart Home Co. Ltd., Class H	Household Durables	8,400	29,738
[a]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	12,000	2,779
[a]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	3,000	1,545
	Haitian International Holdings Ltd.	Machinery	2,000	5,433
	Haitong Securities Co. Ltd., Class A	Capital Markets	3,000	4,544
	Haitong Securities Co. Ltd., Class H	Capital Markets	14,400	12,698
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,200	1,407
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	634	1,278
	Hangzhou GreatStar Industrial Co. Ltd., Class A	Household Durables	400	1,763
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	600	1,751
[a]	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,127
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	300	2,232
[b]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	600	2,379
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	600	2,043
[b]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	6,674
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	600	1,205
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	600	1,381
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,200	4,243
	Hengan International Group Co. Ltd.	Personal Care Products	2,200	6,358
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,059
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,200	2,509
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	600	1,407
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,200	1,026
	Hesteel Co. Ltd., Class A	Metals & Mining	3,600	1,084
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	6,321
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	7,832
	HLA Group Corp. Ltd., Class A	Specialty Retail	1,200	1,226
	Hongta Securities Co. Ltd., Class A	Capital Markets	600	694
[a]	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,200	1,682
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,514
[b]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	2,000	5,574
	Huaan Securities Co. Ltd., Class A	Capital Markets	1,200	991
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,834
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	3,090
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	600	2,828
	Huafon Chemical Co. Ltd., Class A	Chemicals	1,200	1,337
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,539
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	600	1,150
	Hualan Biological Engineering, Inc., Class A	Biotechnology	600	1,377
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	1,800	2,332
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	1,800	1,660
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	18,000	9,918
	Huatai Securities Co. Ltd., Class A	Capital Markets	2,400	5,750
[b]	Huatai Securities Co. Ltd., Class H	Capital Markets	4,800	8,107
	Huaxia Bank Co. Ltd., Class A	Banks	4,800	5,237
	Huaxin Cement Co. Ltd., Class H	Construction Materials	1,200	1,210
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,200	2,878
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,221
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	600	1,773
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	3,000
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	600	1,911
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,400	1,366
	Hundsun Technologies, Inc., Class A	Software	600	2,288

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	HUTCHMED China Ltd.	Pharmaceuticals	2,000	5,806
[a,b]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,200	2,203
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	12,242
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	4,240
	Iflytek Co. Ltd., Class A	Software	600	3,949
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	140	3,480
	Industrial & Commercial Bank of China Ltd., Class A	Banks	20,400	19,229
	Industrial & Commercial Bank of China Ltd., Class H	Banks	300,000	201,211
	Industrial Bank Co. Ltd., Class A	Banks	5,400	14,093
	Industrial Securities Co. Ltd., Class A	Capital Markets	2,400	2,046
[a]	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	11,400	2,888
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	600	1,600
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,400	2,119
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	2,400	1,720
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,062
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	1,800	7,400
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	4,200	8,665
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	1,200	914
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	6,000	28,270
[a]	iQIYI, Inc., ADR	Entertainment	1,788	3,594
[a]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,344
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	600	4,798
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,136	2,128
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	799
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	3,339
[a,b]	JD Health International, Inc.	Consumer Staples Distribution & Retail	4,200	15,193
[a,b]	JD Logistics, Inc.	Air Freight & Logistics	6,600	10,875
	JD.com, Inc., Class A	Broadline Retail	9,600	168,075
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,200	1,342
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	600	1,251
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	6,627
	Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	1,200	853
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	3,565
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	1,800	11,254
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	600	3,697
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	600	578
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	600	943
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	600	6,827
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,491
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,200	2,341
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	600	1,687
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	5,000	8,020
[a]	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	600	606
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	600	822
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	1,743
[b]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	9,000	3,117
[b]	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	1,590
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	517
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	600	921
[b]	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	600	722

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,606	1,120
[a]	JOYY, Inc., ADR	Interactive Media & Services	102	4,269
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	600	1,120
[a]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	3,000	1,430
[a]	Kanzhun Ltd., ADR	Interactive Media & Services	1,242	17,140
	KE Holdings, Inc., ADR	Real Estate Management & Development	2,286	42,108
	Keda Industrial Group Co. Ltd., Class A	Machinery	600	637
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	7,214
[a]	Kingdee International Software Group Co. Ltd.	Software	12,000	13,177
	Kingnet Network Co. Ltd., Class A	Entertainment	600	1,112
	Kingsoft Corp. Ltd.	Entertainment	3,600	15,595
[a,b]	Kuaishou Technology, Class B	Interactive Media & Services	10,800	57,490
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	600	3,907
	Kunlun Tech Co. Ltd., Class A	Interactive Media & Services	600	3,145
	Kweichow Moutai Co. Ltd., Class A	Beverages	330	68,504
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,200	4,265
	LB Group Co. Ltd., Class A	Chemicals	600	1,444
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	1,861
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	2,400	2,459
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	30,000	38,929
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	5,369
	Leo Group Co. Ltd., Class A	Media	1,800	758
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	600	927
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	526
[a]	Li Auto, Inc., Class A	Automobiles	4,200	50,797
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	9,000	19,071
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	5,400	1,272
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	2,400	2,615
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	1,035
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	600	2,128
[b]	Longfor Group Holdings Ltd.	Real Estate Management & Development	9,000	11,586
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	5,136
	Lufax Holding Ltd., ADR	Consumer Finance	732	1,749
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	600	955
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,400	13,325
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	9,000	2,514
	Luzhou Laojiao Co. Ltd., Class A	Beverages	400	6,821
[a]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	758
	Mango Excellent Media Co. Ltd., Class A	Entertainment	600	2,198
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	260	3,177
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,200	1,639
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,200	750
[a,b]	Meituan, Class B	Hotels, Restaurants & Leisure	20,600	402,297
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	4,800	2,158
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	12,000	2,533
[a]	Microport Scientific Corp.	Health Care Equipment & Supplies	3,600	2,961
[a]	Midea Group Co. Ltd.	Household Durables	1,200	11,671
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	600	1,031
	MINISO Group Holding Ltd.	Broadline Retail	1,200	7,268
	Minmetals Capital Co. Ltd., Class A	Capital Markets	1,200	1,054
[a]	Minth Group Ltd.	Automobile Components	3,000	5,839
[a]	MMG Ltd.	Metals & Mining	12,000	3,955
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	306	2,830
	Muyuan Foods Co. Ltd., Class A	Food Products	1,596	8,357
	Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	1,150
	Nanjing Securities Co. Ltd., Class A	Capital Markets	1,200	1,416
	NARI Technology Co. Ltd., Class A	Electrical Equipment	2,400	8,245
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,076
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	10,652
[a]	NavInfo Co. Ltd., Class A	Software	600	788
	NetEase, Inc.	Entertainment	6,900	122,936

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	New China Life Insurance Co. Ltd., Class A	Insurance	600	4,062
	New China Life Insurance Co. Ltd., Class H	Insurance	3,000	9,114
[a]	New Hope Liuhe Co. Ltd., Class A	Food Products	1,200	1,468
	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	6,000	37,809
	Newland Digital Technology Co. Ltd., Class A	Software	600	1,630
[a]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	2,433
[a]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	600	2,302
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	80	924
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	600	1,281
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,432
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	1,676
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	600	609
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	870	5,807
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	1,800	944
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	600	1,376
[a]	NIO, Inc., Class A	Automobiles	4,860	21,773
[b]	Nongfu Spring Co. Ltd., Class H	Beverages	7,200	31,468
	Northeast Securities Co. Ltd., Class A	Capital Markets	600	649
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,200	894
[a]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,958
	ORG Technology Co. Ltd., Class A	Containers & Packaging	600	463
	Orient Securities Co. Ltd., Class A	Capital Markets	1,800	2,589
[b]	Orient Securities Co. Ltd., Class H	Capital Markets	2,400	1,563
[a]	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	776
[a]	Ourpalm Co. Ltd., Class A	Entertainment	1,200	899
[a]	Pacific Securities Co. Ltd., Class A	Capital Markets	1,800	1,044
[a]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	2,400	942
[a]	PDD Holdings, Inc., ADR	Broadline Retail	2,658	257,799
	People.cn Co. Ltd., Class A	Media	600	1,801
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	3,000	3,114
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	30,000	14,946
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	7,200	8,768
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	80,000	62,925
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	600	2,100
[b]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,200	2,178
	PICC Property & Casualty Co. Ltd., Class H	Insurance	26,000	41,035
	Ping An Bank Co. Ltd., Class A	Banks	5,400	8,606
[b]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	2,400	1,916
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	21,515
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	24,000	142,277
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	819
[a]	Polaris Bay Group Co. Ltd., Class A	Capital Markets	600	605
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	3,000	3,621
[d]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,348
[b]	Pop Mart International Group Ltd.	Specialty Retail	2,400	27,698
	Postal Savings Bank of China Co. Ltd., Class A	Banks	6,600	5,106
[b]	Postal Savings Bank of China Co. Ltd., Class H	Banks	42,000	24,763
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	4,800	3,570
	Qifu Technology, Inc., ADR	Consumer Finance	456	17,501
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	600	1,794
[a]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	1,800	4,036
	RLX Technology, Inc., ADR	Tobacco	2,796	6,039
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	2,450	3,020
	SAIC Motor Corp. Ltd., Class A	Automobiles	2,400	6,787
	Sailun Group Co. Ltd., Class A	Automobile Components	1,200	2,342
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	2,984

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	2,903
	Sany Heavy Industry Co. Ltd., Class A	Machinery	2,400	5,387
	Satellite Chemical Co. Ltd., Class A	Chemicals	1,200	3,071
	SDIC Capital Co. Ltd., Class A	Capital Markets	1,800	1,844
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	4,075
	Sealand Securities Co. Ltd., Class A	Capital Markets	1,800	1,049
[a]	Seazen Group Ltd.	Real Estate Management & Development	12,000	2,812
[a]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	600	977
[a,b]	SenseTime Group, Inc., Class B	Software	84,000	16,112
	Seres Group Co. Ltd., Class A	Automobiles	400	7,268
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,200	6,587
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	2,172
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	7,604
	Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	758
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	1,800	873
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,159
[a]	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	3,000	402
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,200	3,699
[b]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	3,000	4,851
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	600	840
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	600	1,766
	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	600	825
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	3,600	1,917
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	600	1,215
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	9,600	5,685
[a]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	901
	Shanghai Baosight Software Co. Ltd., Class A	Software	792	3,157
	Shanghai Baosight Software Co. Ltd., Class B	Software	2,880	4,622
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	1,800	650
[a]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	2,400	2,651
[a]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	12,000	4,372
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	749
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	600	2,031
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	3,000	5,453
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	1,946
	Shanghai Huayi Group Co. Ltd., Class B	Chemicals	1,200	648
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	600	2,791
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,000	2,501
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	600	906
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,200	1,001
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	600	825
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	600	804
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	4,800	2,400
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,200	1,348
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,471
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,200	3,433
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,000	4,874
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	8,400	11,774

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	600	1,300
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	1,800	1,770
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	1,391
	Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,200	649
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,200	1,175
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	1,200	928
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,200	1,051
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	600	2,190
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	4,200	987
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,729
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	900	1,884
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	600	967
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	2,020
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,347
[a]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,200	737
	Shanxi Securities Co. Ltd., Class A	Capital Markets	1,200	1,026
[a]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	1,800	853
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	400	10,037
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,551
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	600	840
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,966
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	6,600	4,810
[b]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	4,800	1,427
	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	600	563
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,059
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,885
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	600	577
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	700	5,586
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	6,000	5,600
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,558
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	680	1,589
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	300	10,420
	Shenzhen MTC Co. Ltd., Class A	Household Durables	1,800	1,417
[a]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	2,400	873
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	300	1,264
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	600	1,442
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,386
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	374	4,840
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	600	398
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,200	767
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	23,945
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	620	1,352
[a]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	600	1,467
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	2,820
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	3,000	834

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,446
[a]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	100	2,102
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	1,800	1,785
	Silergy Corp.	Semiconductors & Semiconductor Equipment	1,200	14,769
	Sinolink Securities Co. Ltd., Class A	Capital Markets	1,200	1,427
	Sinoma International Engineering Co., Class A	Construction & Engineering	600	775
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	600	1,069
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	6,000	5,198
[a]	Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	1,200	333
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	1,800	740
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	12,000	1,854
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	4,800	13,162
	Sinotrans Ltd., Class A	Air Freight & Logistics	1,200	874
	Sinotrans Ltd., Class H	Air Freight & Logistics	6,000	2,835
	Sinotruk Hong Kong Ltd.	Machinery	3,000	8,805
	SITC International Holdings Co. Ltd.	Marine Transportation	5,000	13,324
	Skshu Paint Co. Ltd., Class A	Chemicals	140	812
[b]	Smoore International Holdings Ltd.	Tobacco	6,960	11,917
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	600	759
	SooChow Securities Co. Ltd., Class A	Capital Markets	1,200	1,275
	Southwest Securities Co. Ltd., Class A	Capital Markets	2,400	1,527
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	200	1,571
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	9,000	2,873
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	660	6,637
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	21,272
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	600	1,823
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	358	2,422
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,386
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	140	1,742
[a]	TAL Education Group, ADR	Diversified Consumer Services	1,500	15,030
[a]	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	600	427
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	1,800	1,155
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	600	441
	TBEA Co. Ltd., Class A	Electrical Equipment	1,420	2,464
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	5,400	3,700
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,450
	Tencent Holdings Ltd.	Interactive Media & Services	23,200	1,245,425
	Tencent Music Entertainment Group, ADR	Entertainment	2,778	31,530
	Thunder Software Technology Co. Ltd., Class A	Software	200	1,623
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,200	1,010
[a]	Tianfeng Securities Co. Ltd., Class A	Capital Markets	2,400	1,465
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,200	619
[a]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	738
	Tianqi Lithium Corp., Class A	Chemicals	600	2,697
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	600	643
	TianShan Material Co. Ltd., Class A	Construction Materials	600	463
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,898
	Tingyi Cayman Islands Holding Corp.	Food Products	6,000	7,817
	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	600	646
[d]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	11,246
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,415
	Tongkun Group Co. Ltd., Class A	Chemicals	600	964
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	3,600	1,584
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,614
	Topchoice Medical Corp., Class A	Health Care Providers & Services	140	847

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[b]	Topsports International Holdings Ltd.	Specialty Retail	12,000	4,604
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	5,000	6,694
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,155
[a]	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,350	163,364
[a]	Tsinghua Tongfang Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	1,162
	Tsingtao Brewery Co. Ltd., Class A	Beverages	400	4,409
	Tsingtao Brewery Co. Ltd., Class H	Beverages	2,400	17,549
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	2,797
	Uni-President China Holdings Ltd.	Food Products	5,000	5,027
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,274
	Vipshop Holdings Ltd., ADR	Broadline Retail	1,308	17,619
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	600	987
[a]	Wanda Film Holding Co. Ltd., Class A	Entertainment	600	992
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	600	864
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	800	7,775
	Want Want China Holdings Ltd.	Food Products	18,000	10,566
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,200	1,005
	Weibo Corp., ADR	Interactive Media & Services	300	2,865
	Weichai Power Co. Ltd., Class A	Machinery	1,800	3,359
	Weichai Power Co. Ltd., Class H	Machinery	8,000	12,235
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	600	984
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	1,800	4,048
	Western Mining Co. Ltd., Class A	Metals & Mining	600	1,313
	Western Securities Co. Ltd., Class A	Capital Markets	1,200	1,332
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	600	8,533
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	600	585
	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	1,398
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	1,800	1,241
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,214
	Wuliangye Yibin Co. Ltd., Class A	Beverages	1,200	22,890
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,240
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	800	5,998
[b]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,200	8,728
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	14,440	32,643
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	3,600	3,889
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	600	860
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	600	543
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	600	1,575
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	600	588
[a,b]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	61,200	271,809
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	1,800	942
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	16,500	6,670
[a]	XPeng, Inc., Class A	Automobiles	4,800	28,826
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	2,178
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,500
[b]	Yadea Group Holdings Ltd.	Automobiles	4,200	6,996
[a]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	10,200	22,356
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,560	3,011
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	11,700	13,480
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,200	1,271
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	2,208
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	316	1,039
	Yihai International Holding Ltd.	Food Products	2,000	3,883
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	600	2,665
[a]	Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	2,400	2,073
[a]	Yonyou Network Technology Co. Ltd., Class A	Software	1,200	1,754
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,200	1,455
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,200	2,319
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	600	913
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	3,932
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	1,400	67,441

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,200	2,212
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	600	4,900
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	Metals & Mining	1,200	910
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	600	996
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	1,743
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	600	1,147
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	600	1,823
	Yutong Bus Co. Ltd., Class A	Machinery	600	2,156
[a]	Zai Lab Ltd.	Biotechnology	3,600	9,686
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	5,843
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	6,000	8,466
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	1,800	765
	Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	1,800	3,288
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	600	1,913
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,816
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	2,615
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	4,318
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,460
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Electrical Equipment	600	2,391
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,607
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,200	3,943
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	2,400	10,057
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	1,200	1,682
	Zhejiang NHU Co. Ltd., Class A	Chemicals	1,200	3,591
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	600	1,921
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	600	1,549
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	600	1,032
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,850
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	600	1,061
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	3,000	4,549
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	280	4,711
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	1,200	1,966
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	600	754
	Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	5,391
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	600	537
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	600	471
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	1,800	7,600
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	600	458
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	5,400	11,121
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	22,000	40,047
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,400	2,364
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	6,000	4,403
	ZTE Corp., Class A	Communications Equipment	1,200	6,604
	ZTE Corp., Class H	Communications Equipment	2,400	7,523
				8,738,221
	Hong Kong 4.9%
	AIA Group Ltd.	Insurance	40,800	295,707
[a]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	24,000	10,258
[a]	Alibaba Pictures Group Ltd., Class A	Entertainment	60,000	3,669
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	11,571

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Bank of East Asia Ltd., Class A	Banks	4,800	6,093
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	12,000	3,877
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	14,000	6,993
	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	4,912
	Champion REIT, Class A	Office REITs	6,000	1,336
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	12,000	5,978
	China Everbright Ltd., Class A	Capital Markets	4,000	2,729
	China Gas Holdings Ltd., Class A	Gas Utilities	10,800	9,412
	China Mengniu Dairy Co. Ltd., Class B	Food Products	12,000	27,127
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	18,000	7,346
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	6,000	19,503
	China Resources Gas Group Ltd., Class A	Gas Utilities	3,600	14,251
	China Resources Land Ltd., Class H	Real Estate Management & Development	10,800	31,352
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	8,000	12,626
[a]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	12,000	3,568
	CK Asset Holdings Ltd.	Real Estate Management & Development	7,200	29,568
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	2,000	14,869
	CLP Holdings Ltd.	Electric Utilities	6,000	50,438
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	3,553
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,200	2,772
	Far East Horizon Ltd.	Financial Services	6,000	4,380
	Geely Automobile Holdings Ltd.	Automobiles	21,000	40,065
	Guangdong Investment Ltd.	Water Utilities	12,000	10,366
	Hang Lung Group Ltd.	Real Estate Management & Development	3,000	4,040
	Hang Lung Properties Ltd.	Real Estate Management & Development	7,000	5,614
	Hang Seng Bank Ltd.	Banks	2,400	29,521
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	5,000	15,191
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	42,000	33,576
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	4,500	170,779
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,600	16,020
	Hutchison Port Holdings Trust	Transportation Infrastructure	19,800	3,247
	Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	3,048
[a]	J&T Global Express Ltd.	Air Freight & Logistics	26,400	20,833
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	750	30,727
	Johnson Electric Holdings Ltd.	Automobile Components	1,000	1,403
	Kerry Properties Ltd.	Real Estate Management & Development	2,500	5,008
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	2,785
	Kunlun Energy Co. Ltd.	Gas Utilities	14,000	15,139
	Link REIT	Retail REITs	9,600	40,598
	Man Wah Holdings Ltd.	Household Durables	4,800	2,972
[a]	Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	2,297
	MTR Corp. Ltd.	Ground Transportation	5,500	19,188
	New World Development Co. Ltd.	Real Estate Management & Development	6,000	3,986
	NWS Holdings Ltd.	Industrial Conglomerates	3,000	2,989
	Orient Overseas International Ltd.	Marine Transportation	600	8,890
	PCCW Ltd.	Diversified Telecommunication Services	12,000	6,983
	Power Assets Holdings Ltd.	Electric Utilities	6,000	41,864
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	3,048
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	36,000	14,830
	Sino Land Co. Ltd.	Real Estate Management & Development	13,300	13,440
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,400	51,894
	Swire Pacific Ltd., Class A	Industrial Conglomerates	1,500	13,604
	Swire Pacific Ltd., Class B	Industrial Conglomerates	2,500	3,605
	Swire Properties Ltd.	Real Estate Management & Development	3,600	7,332
	Techtronic Industries Co. Ltd.	Machinery	5,000	65,976
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	1,097
	VTech Holdings Ltd.	Communications Equipment	600	4,078
[b]	WH Group Ltd.	Food Products	30,000	23,211
	Wharf Holdings Ltd.	Real Estate Management & Development	3,600	10,126
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	6,000	15,340

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Xinyi Glass Holdings Ltd.	Building Products	6,400	6,501
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	6,720
				1,361,819
	India 22.9%
	3M India Ltd.	Industrial Conglomerates	12	4,260
	Aarti Industries Ltd.	Chemicals	798	3,822
	ABB India Ltd.	Electrical Equipment	204	16,470
	ACC Ltd.	Construction Materials	318	7,624
[a]	Adani Energy Solutions Ltd.	Electric Utilities	1,320	12,430
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,194	35,265
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,096	13,323
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	2,814	40,464
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	4,416	27,309
	Adani Total Gas Ltd.	Gas Utilities	1,080	9,600
[a]	Adani Wilmar Ltd.	Food Products	618	2,224
[a]	Aditya Birla Capital Ltd.	Financial Services	3,102	6,443
	AIA Engineering Ltd.	Machinery	150	5,962
	Alkem Laboratories Ltd.	Pharmaceuticals	204	13,424
	Ambuja Cements Ltd.	Construction Materials	2,760	17,273
	APL Apollo Tubes Ltd.	Metals & Mining	756	13,848
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	378	32,215
	Ashok Leyland Ltd.	Machinery	5,304	13,661
	Asian Paints Ltd.	Chemicals	1,674	44,607
	Astral Ltd.	Building Products	462	8,916
[b]	AU Small Finance Bank Ltd.	Banks	1,404	9,169
	Aurobindo Pharma Ltd.	Pharmaceuticals	1,008	15,712
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	564	23,465
	Axis Bank Ltd.	Banks	8,580	106,702
	Bajaj Auto Ltd.	Automobiles	258	26,515
	Bajaj Finance Ltd.	Consumer Finance	1,054	83,999
	Bajaj Finserv Ltd.	Financial Services	1,446	26,485
	Bajaj Holdings & Investment Ltd.	Financial Services	102	14,162
	Balkrishna Industries Ltd.	Automobile Components	312	10,605
[b]	Bandhan Bank Ltd.	Banks	3,078	5,719
	Bank of Baroda	Banks	3,912	10,992
	Bank of India	Banks	3,552	4,228
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	252	4,047
	Bayer CropScience Ltd.	Chemicals	48	3,112
	Berger Paints India Ltd.	Chemicals	1,134	5,941
[d]	Bharat Dynamics Ltd.	Aerospace & Defense	276	3,620
	Bharat Electronics Ltd.	Aerospace & Defense	13,170	45,095
	Bharat Forge Ltd.	Automobile Components	954	14,480
	Bharat Heavy Electricals Ltd.	Electrical Equipment	4,896	13,119
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	7,176	24,513
	Bharti Airtel Ltd.	Wireless Telecommunication Services	570	7,839
	Bharti Airtel Ltd.	Wireless Telecommunication Services	9,432	174,921
	Bharti Hexacom Ltd.	Wireless Telecommunication Services	280	4,765
	Biocon Ltd.	Biotechnology	1,740	7,425
	Bosch Ltd.	Automobile Components	30	11,949
	Britannia Industries Ltd.	Food Products	450	25,034
	Canara Bank	Banks	7,080	8,280
	Castrol India Ltd.	Chemicals	1,842	4,248
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	2,406	20,459
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	1,554	21,527
	Cipla Ltd.	Pharmaceuticals	2,040	36,433
	Coal India Ltd.	Oil, Gas & Consumable Fuels	8,658	38,849
[b]	Cochin Shipyard Ltd.	Machinery	270	4,853
	Coforge Ltd.	IT Services	228	25,734
	Colgate-Palmolive India Ltd.	Personal Care Products	486	15,217
	Container Corp. of India Ltd.	Ground Transportation	1,068	9,830
	Coromandel International Ltd.	Chemicals	498	10,935
	Cummins India Ltd.	Machinery	510	19,503
	Dabur India Ltd.	Personal Care Products	2,148	12,720
	Dalmia Bharat Ltd.	Construction Materials	324	6,688

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Deepak Nitrite Ltd.	Chemicals	270	7,866
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	486	34,621
[d]	Dixon Technologies India Ltd.	Household Durables	138	28,911
	DLF Ltd.	Real Estate Management & Development	2,364	22,777
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	132	4,626
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	2,310	37,464
	Eicher Motors Ltd.	Automobiles	528	29,738
	Emami Ltd.	Personal Care Products	810	5,684
	Embassy Office Parks REIT	Office REITs	3,408	14,709
[b]	Endurance Technologies Ltd.	Automobile Components	120	3,014
	Escorts Kubota Ltd.	Machinery	126	4,905
	Exide Industries Ltd.	Automobile Components	1,788	8,699
	Federal Bank Ltd.	Banks	7,002	16,359
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	5,292	10,122
	GAIL India Ltd.	Gas Utilities	9,672	21,575
	GE Vernova T&D India Ltd.	Electrical Equipment	240	5,819
[b]	General Insurance Corp. of India	Insurance	378	1,961
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	162	4,261
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	570	10,713
[a]	GMR Airports Ltd.	Transportation Infrastructure	13,578	12,459
	Godrej Consumer Products Ltd.	Personal Care Products	1,374	17,366
[a]	Godrej Industries Ltd.	Industrial Conglomerates	258	3,514
[a]	Godrej Properties Ltd.	Real Estate Management & Development	396	12,889
	Grasim Industries Ltd.	Construction Materials	1,410	40,230
	Gujarat Fluorochemicals Ltd.	Chemicals	156	7,590
	Gujarat Gas Ltd.	Gas Utilities	798	4,648
	Havells India Ltd.	Electrical Equipment	900	17,609
	HCL Technologies Ltd.	IT Services	3,942	88,285
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	390	19,128
	HDFC Bank Ltd.	Banks	21,072	436,349
[b]	HDFC Life Insurance Co. Ltd.	Insurance	3,732	26,898
	Hero MotoCorp Ltd.	Automobiles	504	24,493
	Hindalco Industries Ltd.	Metals & Mining	5,274	37,112
[d]	Hindustan Aeronautics Ltd.	Aerospace & Defense	720	35,139
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,546	16,930
	Hindustan Unilever Ltd.	Personal Care Products	3,324	90,341
	Hindustan Zinc Ltd.	Metals & Mining	918	4,761
	Hitachi Energy India Ltd.	Electrical Equipment	36	6,060
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	8	3,921
	Housing & Urban Development Corp. Ltd.	Financial Services	1,884	5,165
	ICICI Bank Ltd.	Banks	17,046	255,181
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	936	19,545
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,494	11,427
	IDBI Bank Ltd.	Banks	2,400	2,144
[a]	IDFC First Bank Ltd.	Banks	13,488	9,947
	Indian Bank	Banks	1,050	6,500
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,108	31,857
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	15,084	24,034
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,170	10,754
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	6,948	12,095
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	2,592	6,517
	Indraprastha Gas Ltd.	Gas Utilities	1,362	6,612
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	5,016	20,026
	Info Edge India Ltd.	Interactive Media & Services	288	29,190
	Infosys Ltd.	IT Services	13,170	289,201
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	696	37,024
	Ipca Laboratories Ltd.	Pharmaceuticals	516	10,217
	IRB Infrastructure Developers Ltd.	Construction & Engineering	10,854	7,257
	ITC Ltd.	Tobacco	11,148	62,977
	Jindal Stainless Ltd.	Metals & Mining	1,212	9,898
	Jindal Steel & Power Ltd.	Metals & Mining	1,470	15,980
[a]	Jio Financial Services Ltd.	Financial Services	11,634	40,590
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	2,052	15,403
	JSW Infrastructure Ltd.	Transportation Infrastructure	948	3,521

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	JSW Steel Ltd.	Metals & Mining	3,840	40,435
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,410	11,827
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	1,518	13,586
	Kansai Nerolac Paints Ltd.	Chemicals	798	2,470
	KEI Industries Ltd.	Electrical Equipment	210	10,883
	Kotak Mahindra Bank Ltd.	Banks	3,234	67,467
	KPIT Technologies Ltd.	Software	618	10,573
	L&T Finance Ltd.	Financial Services	3,252	5,152
[b]	L&T Technology Services Ltd.	Professional Services	102	5,644
	Larsen & Toubro Ltd.	Construction & Engineering	2,544	107,201
[b]	Laurus Labs Ltd.	Pharmaceuticals	1,548	10,898
	LIC Housing Finance Ltd.	Financial Services	1,176	8,215
	Linde India Ltd.	Chemicals	84	5,883
	Lloyds Metals & Energy Ltd.	Metals & Mining	438	6,302
[b]	LTIMindtree Ltd.	IT Services	348	22,705
	Lupin Ltd.	Pharmaceuticals	918	25,259
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	1,002	16,261
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,310	7,149
	Mahindra & Mahindra Ltd.	Automobiles	3,300	115,909
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	672	1,165
[a]	Mankind Pharma Ltd.	Pharmaceuticals	372	12,516
	Marico Ltd.	Food Products	1,902	14,207
	Maruti Suzuki India Ltd.	Automobiles	516	65,444
[a]	Max Financial Services Ltd.	Insurance	924	12,022
	Max Healthcare Institute Ltd.	Health Care Providers & Services	2,802	36,923
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	240	6,245
	Metro Brands Ltd.	Specialty Retail	120	1,706
	Motilal Oswal Financial Services Ltd.	Capital Markets	534	5,949
	Mphasis Ltd.	IT Services	426	14,167
	MRF Ltd.	Automobile Components	12	18,310
	Muthoot Finance Ltd.	Consumer Finance	414	10,330
	Nestle India Ltd.	Food Products	1,332	33,762
[b]	New India Assurance Co. Ltd.	Insurance	852	2,015
	NHPC Ltd.	Independent Power Producers & Energy Traders	11,610	10,942
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	678	5,757
	NLC India Ltd.	Independent Power Producers & Energy Traders	678	1,970
	NMDC Ltd.	Metals & Mining	13,446	10,353
	NTPC Ltd.	Independent Power Producers & Energy Traders	17,568	68,404
	Oberoi Realty Ltd.	Real Estate Management & Development	456	12,312
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	14,808	41,381
	Oil India Ltd.	Oil, Gas & Consumable Fuels	2,106	10,596
[a]	One 97 Communications Ltd.	Financial Services	1,374	16,335
	Oracle Financial Services Software Ltd.	Software	84	12,548
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	24	13,320
	Patanjali Foods Ltd.	Food Products	372	7,743
[a]	PB Fintech Ltd.	Insurance	1,188	29,263
	Persistent Systems Ltd.	IT Services	384	28,964
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	2,922	11,816
	Phoenix Mills Ltd.	Real Estate Management & Development	732	13,971
	PI Industries Ltd.	Chemicals	306	13,173
	Pidilite Industries Ltd.	Chemicals	576	19,539
	Piramal Enterprises Ltd.	Financial Services	462	5,961
	Polycab India Ltd.	Electrical Equipment	186	15,800
	Poonawalla Fincorp Ltd.	Consumer Finance	1,062	3,899
	Power Finance Corp. Ltd.	Financial Services	5,532	28,980
	Power Grid Corp. of India Ltd.	Electric Utilities	15,402	55,535
	Prestige Estates Projects Ltd.	Real Estate Management & Development	486	9,616
	Punjab National Bank	Banks	8,586	10,308
[d]	Rail Vikas Nigam Ltd.	Construction & Engineering	2,160	10,665
[a]	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	528	1,422
[b]	RBL Bank Ltd.	Banks	1,722	3,178
	REC Ltd.	Financial Services	4,740	27,721
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	282	2,042
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	24,888	353,333
	Samvardhana Motherson International Ltd.	Automobile Components	10,260	18,710

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	SBI Cards & Payment Services Ltd.	Consumer Finance	1,122	8,700
[b]	SBI Life Insurance Co. Ltd.	Insurance	1,590	25,822
	Schaeffler India Ltd.	Machinery	156	6,206
	Shree Cement Ltd.	Construction Materials	48	14,406
	Shriram Finance Ltd.	Consumer Finance	942	31,789
	Siemens Ltd.	Industrial Conglomerates	336	25,651
	SJVN Ltd.	Electric Utilities	2,814	3,432
	Solar Industries India Ltd.	Chemicals	90	10,285
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	1,374	9,546
	SRF Ltd.	Chemicals	528	13,802
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	888	4,926
	State Bank of India	Banks	6,642	61,673
	Steel Authority of India Ltd.	Metals & Mining	5,640	7,453
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,056	89,367
	Sun TV Network Ltd.	Media	330	2,634
	Sundaram Finance Ltd.	Consumer Finance	252	12,197
	Supreme Industries Ltd.	Chemicals	246	13,506
[a]	Suzlon Energy Ltd.	Electrical Equipment	44,604	32,416
[b]	Syngene International Ltd.	Life Sciences Tools & Services	660	6,618
	Tata Communications Ltd.	Diversified Telecommunication Services	444	8,834
	Tata Consultancy Services Ltd.	IT Services	3,876	185,384
	Tata Consumer Products Ltd.	Food Products	2,370	25,321
	Tata Elxsi Ltd.	Software	126	10,003
	Tata Motors Ltd., Class A	Automobiles	7,897	68,271
	Tata Power Co. Ltd.	Electric Utilities	5,592	25,630
	Tata Steel Ltd.	Metals & Mining	32,130	51,809
	Tata Technologies Ltd.	IT Services	636	6,622
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	1,956	1,725
	Tech Mahindra Ltd.	IT Services	2,262	45,080
	Thermax Ltd.	Machinery	126	5,945
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,560	59,277
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	372	14,600
	Torrent Power Ltd.	Electric Utilities	660	11,455
	Trent Ltd.	Specialty Retail	690	57,410
	Tube Investments of India Ltd.	Automobile Components	396	16,542
	TVS Motor Co. Ltd.	Automobiles	894	24,732
	UltraTech Cement Ltd.	Construction Materials	426	56,856
	Union Bank of India Ltd.	Banks	5,778	8,124
	United Breweries Ltd.	Beverages	270	6,424
	United Spirits Ltd.	Beverages	1,086	20,619
	UNO Minda Ltd.	Automobile Components	606	7,455
	UPL Ltd.	Chemicals	2,052	12,008
	Varun Beverages Ltd.	Beverages	4,328	32,278
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	234	3,525
	Vedanta Ltd.	Metals & Mining	6,042	31,366
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	80,814	7,495
	Voltas Ltd.	Construction & Engineering	894	18,691
	Whirlpool of India Ltd.	Household Durables	252	5,416
	Wipro Ltd.	IT Services	10,440	36,809
[a]	Yes Bank Ltd.	Banks	77,802	17,803
	Zee Entertainment Enterprises Ltd.	Media	3,228	4,573
[a]	Zomato Ltd.	Hotels, Restaurants & Leisure	25,602	83,148
	Zydus Lifesciences Ltd.	Pharmaceuticals	960	10,896
				6,337,329
	Indonesia 1.8%
	Alamtri Resources Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	40,800	6,160
[a]	Amman Mineral Internasional PT	Metals & Mining	48,000	25,275
	Astra International Tbk. PT, Class H	Industrial Conglomerates	76,200	23,199
	Avia Avian Tbk. PT	Chemicals	64,400	1,600
	Bank Central Asia Tbk. PT, Class A	Banks	207,300	124,612
	Bank Mandiri Persero Tbk. PT, Class A	Banks	164,400	58,222
	Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	55,800	15,081
	Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	261,600	66,314

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Bank Syariah Indonesia Tbk. PT	Banks	12,000	2,035
	Barito Pacific Tbk. PT, Class A	Chemicals	89,537	5,118
	Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	15,600	2,665
[a]	Bumi Serpong Damai Tbk. PT, Class A	Real Estate Management & Development	22,800	1,339
	Charoen Pokphand Indonesia Tbk. PT, Class A	Food Products	28,200	8,340
	Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	69,600	2,789
	Elang Mahkota Teknologi Tbk. PT	Media	97,200	2,971
	First Pacific Co. Ltd.	Food Products	12,000	6,967
[a]	GoTo Gojek Tokopedia Tbk. PT	Broadline Retail	3,714,000	16,153
[a]	Gudang Garam Tbk. PT	Tobacco	1,800	1,485
	Indah Kiat Pulp & Paper Tbk. PT	Paper & Forest Products	10,200	4,309
	Indocement Tunggal Prakarsa Tbk. PT	Construction Materials	5,400	2,483
	Indofood CBP Sukses Makmur Tbk. PT	Food Products	7,800	5,513
	Indofood Sukses Makmur Tbk. PT	Food Products	16,800	8,037
	Indosat Tbk. PT	Wireless Telecommunication Services	21,600	3,328
	Jasa Marga Persero Tbk. PT	Transportation Infrastructure	8,400	2,260
	Kalbe Farma Tbk. PT	Pharmaceuticals	73,200	6,185
	Mayora Indah Tbk. PT	Food Products	13,800	2,384
[a]	Merdeka Copper Gold Tbk. PT	Metals & Mining	55,800	5,599
	Perusahaan Gas Negara Tbk. PT	Gas Utilities	42,000	4,149
[a]	Petrindo Jaya Kreasi Tbk. PT	Oil, Gas & Consumable Fuels	6,600	4,562
	Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	72,600	2,955
	Semen Indonesia Persero Tbk. PT	Construction Materials	13,200	2,698
	Sumber Alfaria Trijaya Tbk. PT	Consumer Staples Distribution & Retail	68,100	12,059
	Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	177,000	29,802
	Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	2,400	313
	Trimegah Bangun Persada Tbk. PT	Metals & Mining	31,200	1,464
	Unilever Indonesia Tbk. PT	Household Products	22,800	2,670
	United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	5,400	8,983
[a]	Vale Indonesia Tbk. PT	Metals & Mining	8,400	1,889
	XL Axiata Tbk. PT	Wireless Telecommunication Services	16,800	2,349
				484,316
	Italy 0.1%
	PRADA SpA	Textiles, Apparel & Luxury Goods	1,800	13,938
	Macau 0.3%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,400	35,685
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	3,071
[a]	Sands China Ltd.	Hotels, Restaurants & Leisure	9,600	25,829
[a]	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	2,078
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	3,331
				69,994
	Malaysia 2.0%
	Alliance Bank Malaysia Bhd., Class A	Banks	4,200	4,546
	AMMB Holdings Bhd.	Banks	10,800	13,236
	Axiata Group Bhd., Class A	Wireless Telecommunication Services	17,400	9,689
	CelcomDigi Bhd.	Wireless Telecommunication Services	14,400	11,658
	CIMB Group Holdings Bhd., Class A	Banks	31,800	58,316
	Dialog Group Bhd., Class A	Energy Equipment & Services	15,000	6,206
	FGV Holdings Bhd.	Food Products	1,800	459
	Fraser & Neave Holdings Bhd.	Beverages	600	3,781
	Gamuda Bhd.	Construction & Engineering	19,200	20,353
	Genting Bhd.	Hotels, Restaurants & Leisure	8,400	7,251
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	10,800	5,459
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	6,600	5,830
	Hong Leong Bank Bhd.	Banks	2,400	11,035
	Hong Leong Financial Group Bhd.	Banks	600	2,482
	IHH Healthcare Bhd.	Health Care Providers & Services	11,400	18,611
	IJM Corp. Bhd.	Construction & Engineering	13,800	9,382
	IOI Corp. Bhd.	Food Products	11,400	9,892
	Kuala Lumpur Kepong Bhd.	Food Products	2,400	11,701
	Malayan Banking Bhd.	Banks	28,800	65,954
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	4,200	9,938
	Maxis Bhd.	Wireless Telecommunication Services	11,400	9,306

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	MISC Bhd.	Marine Transportation	7,800	13,257
[b]	Mr. DIY Group M Bhd.	Specialty Retail	15,600	6,454
	Nestle Malaysia Bhd.	Food Products	240	5,366
	Petronas Chemicals Group Bhd.	Chemicals	10,800	12,487
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	5,185
	Petronas Gas Bhd.	Gas Utilities	3,600	14,234
	PPB Group Bhd.	Food Products	2,400	6,656
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	13,800	15,123
	Public Bank Bhd.	Banks	56,400	57,516
	QL Resources Bhd.	Food Products	6,300	6,707
	RHB Bank Bhd.	Banks	7,200	10,434
	SD Guthrie Bhd.	Food Products	13,800	15,277
	Sime Darby Bhd.	Industrial Conglomerates	15,000	7,917
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,200	6,246
	Tenaga Nasional Bhd.	Electric Utilities	16,800	56,132
[a]	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	20,400	6,113
	YTL Corp. Bhd.	Multi-Utilities	18,600	11,106
	YTL Power International Bhd.	Multi-Utilities	9,600	9,489
				560,784
	Philippines 0.6%
	ACEN Corp.	Independent Power Producers & Energy Traders	35,400	2,448
	Ayala Corp., Class A	Industrial Conglomerates	1,140	11,805
	Ayala Land, Inc., Class A	Real Estate Management & Development	27,600	12,501
	Bank of the Philippine Islands, Class A	Banks	7,756	16,358
	BDO Unibank, Inc., Class A	Banks	8,820	21,957
[a]	Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	16,800	1,330
	Converge Information & Communications Technology Solutions, Inc.	Diversified Telecommunication Services	9,600	2,679
	DMCI Holdings, Inc., Class A	Industrial Conglomerates	10,200	1,908
	Globe Telecom, Inc.	Wireless Telecommunication Services	132	4,984
	GT Capital Holdings, Inc.	Industrial Conglomerates	360	4,095
	International Container Terminal Services, Inc.	Transportation Infrastructure	4,020	26,825
	JG Summit Holdings, Inc.	Industrial Conglomerates	11,400	4,050
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,636	7,608
	LT Group, Inc.	Industrial Conglomerates	11,400	2,069
	Manila Electric Co.	Electric Utilities	1,020	8,605
	Megaworld Corp.	Real Estate Management & Development	24,000	851
	Metropolitan Bank & Trust Co.	Banks	7,020	8,738
[b]	Monde Nissin Corp.	Food Products	28,200	4,193
	PLDT, Inc.	Wireless Telecommunication Services	360	8,059
	Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	4,060	2,165
	Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	4,800	2,896
	SM Prime Holdings, Inc.	Real Estate Management & Development	40,200	17,478
	Universal Robina Corp.	Food Products	3,420	4,671
				178,273
	Singapore 3.4%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	600	4,661
	CapitaLand Ascendas REIT, Class A	Industrial REITs	13,200	24,867
	CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	9,600	6,122
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	20,275	28,684
	CapitaLand Investment Ltd.	Real Estate Management & Development	8,400	16,133
	City Developments Ltd., Class H	Real Estate Management & Development	1,800	6,742
	ComfortDelGro Corp. Ltd., Class H	Ground Transportation	7,800	8,462
	DBS Group Holdings Ltd., Class A	Banks	7,600	243,566
[d]	Frasers Logistics & Commercial Trust	Industrial REITs	10,800	6,967
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	21,600	12,113
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	200	4,153
	Keppel DC REIT	Specialized REITs	5,212	8,329
	Keppel Ltd.	Industrial Conglomerates	5,400	27,075
	Keppel REIT	Office REITs	8,400	5,357
	Mapletree Industrial Trust	Industrial REITs	7,200	11,664
	Mapletree Logistics Trust	Industrial REITs	12,600	11,730

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Mapletree Pan Asia Commercial Trust	Retail REITs	9,000	7,983
[d]	Netlink NBN Trust	Diversified Telecommunication Services	11,400	7,270
	Olam Group Ltd.	Consumer Staples Distribution & Retail	4,200	3,756
	Oversea-Chinese Banking Corp. Ltd.	Banks	13,200	161,492
	SATS Ltd.	Transportation Infrastructure	3,600	9,606
[a]	Seatrium Ltd.	Machinery	7,800	11,836
	Sembcorp Industries Ltd.	Multi-Utilities	3,600	14,567
	SIA Engineering Co. Ltd.	Transportation Infrastructure	600	1,042
	Singapore Airlines Ltd.	Passenger Airlines	5,400	25,492
	Singapore Exchange Ltd.	Capital Markets	3,000	28,016
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	20,496
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	27,600	62,313
	StarHub Ltd.	Wireless Telecommunication Services	2,400	2,129
	Suntec Real Estate Investment Trust	Diversified REITs	8,400	7,204
	United Overseas Bank Ltd.	Banks	4,600	122,503
	UOL Group Ltd.	Real Estate Management & Development	1,800	6,808
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,000	9,639
	Wilmar International Ltd.	Food Products	7,200	16,361
	Yangzijiang Financial Holding Ltd.	Capital Markets	10,200	3,103
				948,241
	South Korea 9.3%
[a]	Alteogen, Inc., Class A	Biotechnology	162	34,058
	Amorepacific Corp., Class H	Personal Care Products	108	7,688
	AMOREPACIFIC Group, Class A	Personal Care Products	96	1,356
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	30	2,089
	BNK Financial Group, Inc., Class H	Banks	1,074	7,544
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	69	2,658
	Celltrion, Inc., Class A	Biotechnology	567	72,216
	Cheil Worldwide, Inc., Class A	Media	270	3,109
	CJ CheilJedang Corp., Class A	Food Products	30	5,207
	CJ Corp., Class A	Industrial Conglomerates	48	3,231
[a]	CJ ENM Co. Ltd., Class A	Entertainment	42	1,532
	CJ Logistics Corp., Class A	Air Freight & Logistics	30	1,720
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	84	2,939
	Coway Co. Ltd.	Household Durables	216	9,816
[a]	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	786	1,658
	DB Insurance Co. Ltd., Class A	Insurance	168	11,731
	DGB Financial Group, Inc., Class A	Banks	588	3,267
	DL Holdings Co. Ltd., Class A	Chemicals	48	1,030
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	120	2,229
	Doosan Bobcat, Inc., Class A	Machinery	192	5,465
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	1,596	19,026
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	174	12,990
[a]	Ecopro Co. Ltd.	Electrical Equipment	372	14,530
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	126	5,632
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	78	3,359
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	60	2,213
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	198	5,420
	Green Cross Corp.	Biotechnology	24	2,926
[a]	GS Engineering & Construction Corp.	Construction & Engineering	246	2,899
[a]	GS Holdings Corp.	Industrial Conglomerates	174	4,645
[a]	GS P&L Co. Ltd.	Hotels, Restaurants & Leisure	28	422
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	121	1,356
	Hana Financial Group, Inc.	Banks	942	36,345
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	120	6,146
	Hankook Tire & Technology Co. Ltd.	Automobile Components	288	7,512
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	4,573
	Hanmi Science Co. Ltd.	Health Care Providers & Services	96	1,920
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	168	9,415
[a]	Hanon Systems	Automobile Components	624	1,700
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	114	25,283
	Hanwha Corp.	Industrial Conglomerates	54	987
[a]	Hanwha Industrial Solutions Co. Ltd.	Electrical Equipment	131	2,812

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Hanwha Life Insurance Co. Ltd.	Insurance	1,386	2,316
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	342	8,677
[a]	Hanwha Solutions Corp.	Chemicals	402	4,402
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	162	8,715
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	78	20,240
[a]	HD Hyundai Heavy Industries Co. Ltd.	Machinery	84	16,405
[a]	HD Hyundai Infracore Co. Ltd.	Machinery	540	2,527
[a]	HD Hyundai Mipo	Machinery	78	7,110
[a]	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	162	25,090
	Hite Jinro Co. Ltd.	Beverages	120	1,591
	HL Mando Co. Ltd.	Automobile Components	126	3,479
[a]	HLB, Inc.	Health Care Equipment & Supplies	456	22,643
	HMM Co. Ltd.	Marine Transportation	1,104	13,244
[a]	Hotel Shilla Co. Ltd.	Specialty Retail	120	3,008
[a]	HYBE Co. Ltd.	Entertainment	78	10,247
	Hyundai Autoever Corp.	IT Services	24	2,056
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	282	4,866
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	144	11,552
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	228	3,825
	Hyundai Mobis Co. Ltd.	Automobile Components	228	36,628
	Hyundai Motor Co.	Automobiles	507	73,012
	Hyundai Steel Co.	Metals & Mining	324	4,633
	Hyundai Wia Corp.	Automobile Components	60	1,541
	Industrial Bank of Korea	Banks	1,056	10,279
	Kakao Corp.	Interactive Media & Services	1,230	31,917
[a]	Kakao Games Corp.	Entertainment	156	1,736
	KakaoBank Corp.	Banks	834	11,925
[a]	Kakaopay Corp.	Financial Services	84	1,498
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	414	4,491
	KB Financial Group, Inc.	Banks	1,224	68,926
	KCC Corp.	Chemicals	18	2,879
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	84	2,516
	Kia Corp.	Automobiles	924	63,205
	Korea Aerospace Industries Ltd.	Aerospace & Defense	270	10,069
[a]	Korea Electric Power Corp.	Electric Utilities	990	13,483
[a]	Korea Gas Corp.	Gas Utilities	102	2,404
	Korea Investment Holdings Co. Ltd.	Capital Markets	150	7,265
	Korea Zinc Co. Ltd.	Metals & Mining	24	16,400
	Korean Air Lines Co. Ltd.	Passenger Airlines	720	11,053
[a]	Krafton, Inc.	Entertainment	126	26,747
	KT&G Corp.	Tobacco	354	25,754
[a]	Kum Yang Co. Ltd.	Chemicals	132	1,901
	Kumho Petrochemical Co. Ltd.	Chemicals	60	3,693
[a]	L&F Co. Ltd.	Electrical Equipment	96	5,282
	LG Chem Ltd.	Chemicals	180	30,568
	LG Corp.	Industrial Conglomerates	330	16,140
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,188	7,368
	LG Electronics, Inc.	Household Durables	408	23,142
[a]	LG Energy Solution Ltd.	Electrical Equipment	150	35,458
	LG H&H Co. Ltd.	Personal Care Products	36	7,458
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	54	5,942
	LG Uplus Corp.	Diversified Telecommunication Services	822	5,768
	Lotte Chemical Corp.	Chemicals	72	2,925
	Lotte Chilsung Beverage Co. Ltd.	Beverages	12	913
	Lotte Corp.	Industrial Conglomerates	102	1,510
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	78	1,250
	Lotte Shopping Co. Ltd.	Broadline Retail	42	1,543
	LS Corp.	Electrical Equipment	66	4,228
	LS Electric Co. Ltd.	Electrical Equipment	54	5,898
	Meritz Financial Group, Inc.	Financial Services	330	23,313
	Mirae Asset Securities Co. Ltd.	Capital Markets	1,002	5,466
[a]	NAVER Corp.	Interactive Media & Services	510	68,905
	NCSoft Corp.	Entertainment	60	7,463
[a,b]	Netmarble Corp.	Entertainment	84	2,950

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	528	5,003
	NongShim Co. Ltd.	Food Products	12	3,049
	OCI Holdings Co. Ltd.	Chemicals	60	2,396
	Orion Corp.	Food Products	84	5,843
	Ottogi Corp.	Food Products	6	1,612
	Pan Ocean Co. Ltd.	Marine Transportation	954	2,139
[a]	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	180	1,174
[a]	Pearl Abyss Corp.	Entertainment	126	2,371
	Posco DX Co. Ltd.	IT Services	204	2,644
	POSCO Future M Co. Ltd.	Electrical Equipment	108	10,425
	POSCO Holdings, Inc.	Metals & Mining	282	48,560
	Posco International Corp.	Trading Companies & Distributors	174	4,686
	S-1 Corp.	Commercial Services & Supplies	72	2,895
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	66	42,546
	Samsung C&T Corp.	Industrial Conglomerates	318	24,798
	Samsung Card Co. Ltd.	Consumer Finance	114	3,055
[a]	Samsung E&A Co. Ltd.	Construction & Engineering	612	6,880
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	210	17,660
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	17,850	645,057
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	108	26,300
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	2,508	19,251
	Samsung Life Insurance Co. Ltd.	Insurance	270	17,387
[a]	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	198	33,288
	Samsung SDS Co. Ltd.	IT Services	138	11,980
	Samsung Securities Co. Ltd.	Capital Markets	246	7,269
[a]	SD Biosensor, Inc.	Health Care Equipment & Supplies	156	1,089
	Shinhan Financial Group Co. Ltd.	Banks	1,836	59,427
[a]	Shinsegae, Inc.	Broadline Retail	24	2,168
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	102	7,698
[a]	SK Bioscience Co. Ltd.	Biotechnology	96	3,287
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,016	238,143
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	102	1,562
[a]	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	216	16,433
[a]	SK Square Co. Ltd.	Industrial Conglomerates	354	19,069
	SK, Inc.	Industrial Conglomerates	120	10,719
[a]	SKC Co. Ltd.	Chemicals	72	5,140
	S-Oil Corp.	Oil, Gas & Consumable Fuels	156	5,807
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	102	568
[a]	Wemade Co. Ltd.	Entertainment	66	1,576
	Woori Financial Group, Inc.	Banks	2,274	23,742
	Yuhan Corp.	Pharmaceuticals	192	15,585
				2,582,373
	Taiwan 20.9%
	Accton Technology Corp.	Communications Equipment	1,900	44,799
	Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	14,568
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,620	17,122
	Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	280	28,013
	ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	12,000	59,296
	Asia Cement Corp.	Construction Materials	9,600	11,830
	Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	1,200	22,803
	ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	160	9,688
	ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	106	10,751
	Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	2,700	50,731
	AUO Corp., Class H	Electronic Equipment, Instruments & Components	24,000	10,725
	Capital Securities Corp., Class A	Capital Markets	6,000	4,511
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,280	13,492
	Cathay Financial Holding Co. Ltd., Class A	Insurance	36,000	74,999
	Chailease Holding Co. Ltd., Class A	Financial Services	5,516	19,012
	Chang Hwa Commercial Bank Ltd., Class A	Banks	24,768	13,485
	Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	7,200	10,772
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,260	10,478
	China Airlines Ltd., Class A	Passenger Airlines	12,000	9,389
	China Motor Corp., Class A	Automobiles	800	1,938
	China Steel Corp., Class A	Metals & Mining	42,000	25,174

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,500	54,622
	Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	13,781
	CTBC Financial Holding Co. Ltd., Class A	Banks	60,000	71,558
	Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	8,000	105,050
	E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	3,000	24,981
	E.Sun Financial Holding Co. Ltd., Class A	Banks	55,081	45,279
	Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	780	12,110
	Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	1,050	19,793
	eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	252	25,788
	Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	2,520	3,213
	Eternal Materials Co. Ltd., Class H	Chemicals	3,000	2,544
	Eva Airways Corp., Class H	Passenger Airlines	12,000	16,233
	Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	3,900	26,766
	Far Eastern International Bank	Banks	6,303	2,538
	Far Eastern New Century Corp.	Industrial Conglomerates	12,000	11,566
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	16,361
	Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	8,032
	First Financial Holding Co. Ltd.	Banks	42,000	34,718
[a,b]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	2,819
	Formosa Chemicals & Fibre Corp.	Chemicals	13,200	10,992
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	5,260	5,543
	Formosa Plastics Corp.	Chemicals	14,160	15,333
	Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	300	897
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	3,358
	Fortune Electric Co. Ltd.	Electrical Equipment	500	8,586
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,500	10,212
	Fubon Financial Holding Co. Ltd.	Insurance	30,000	82,631
	Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	360	5,567
	Giant Manufacturing Co. Ltd.	Leisure Products	1,200	5,179
	Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,800	14,961
	Global Unichip Corp.	Semiconductors & Semiconductor Equipment	300	12,445
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	820	9,542
	Hiwin Technologies Corp.	Machinery	1,200	12,042
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	44,600	250,313
	Hotai Motor Co. Ltd.	Specialty Retail	1,260	23,790
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	3,000	4,502
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	34,360	27,407
	Innolux Corp.	Electronic Equipment, Instruments & Components	26,400	11,555
	International Games System Co. Ltd.	Entertainment	600	17,826
	Inventec Corp.	Technology Hardware, Storage & Peripherals	10,000	15,282
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	400	18,606
	KGI Financial Holding Co. Ltd., Class A	Insurance	60,000	31,478
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	4,000	13,604
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	350	28,558
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	7,400	22,459
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	300	17,890
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,560	239,973
	Mega Financial Holding Co. Ltd.	Banks	43,260	51,066
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	2,400	13,433
	momo.com, Inc.	Broadline Retail	257	2,614
	Nan Ya Plastics Corp.	Chemicals	20,260	18,477
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	780	3,105
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,750	4,238
	Nien Made Enterprise Co. Ltd.	Household Durables	600	6,707
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,160	33,074
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	1,461	3,890
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	7,800	21,865
[a]	PharmaEssentia Corp.	Biotechnology	840	15,757
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	6,000	6,753
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	12,000	5,820
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,000	11,164
	President Chain Store Corp.	Consumer Staples Distribution & Retail	2,000	16,044
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	10,120	88,592
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,800	31,186
	Ruentex Development Co. Ltd.	Real Estate Management & Development	6,000	7,851

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	14,495
	Shihlin Electric & Engineering Corp.	Electrical Equipment	1,000	5,856
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	58,284	20,978
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	1,920	7,877
	SinoPac Financial Holdings Co. Ltd.	Banks	43,050	30,071
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	5,200	11,230
	Taishin Financial Holding Co. Ltd.	Banks	42,000	22,291
	Taiwan Business Bank	Banks	20,070	9,091
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	36,000	26,683
	Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	4,676
[a]	Taiwan Glass Industry Corp.	Building Products	6,000	2,992
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	6,000	5,088
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	20,772
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,020	3,842
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	90,080	2,953,713
[a]	Tatung Co. Ltd.	Electrical Equipment	9,000	13,150
	TCC Group Holdings Co. Ltd.	Construction Materials	24,000	23,206
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	9,553
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,020	2,694
	U-Ming Marine Transport Corp.	Marine Transportation	1,800	3,190
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,920	21,160
	Uni-President Enterprises Corp.	Food Products	18,000	44,417
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	45,000	59,090
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,929	11,972
	Voltronic Power Technology Corp.	Electrical Equipment	250	14,184
	Walsin Lihwa Corp.	Electrical Equipment	12,000	8,675
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	1,200	3,386
	Wan Hai Lines Ltd.	Marine Transportation	3,600	8,905
[a]	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,500	5,124
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,734	5,749
	Wistron Corp.	Technology Hardware, Storage & Peripherals	10,800	34,260
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	360	28,770
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	12,518
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,792	29,571
	Yang Ming Marine Transport Corp.	Marine Transportation	6,600	15,240
	Yuanta Financial Holding Co. Ltd.	Financial Services	42,960	44,553
	Yulon Motor Co. Ltd.	Automobiles	2,400	3,712
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,260	8,272
				5,774,501
	Thailand 2.1%
	Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,200	35,354
	Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	16,200	28,271
	Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	27,600	2,849
	B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	3,000	1,716
	Bangkok Bank PCL, Class A, NVDR	Banks	2,400	10,629
	Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	41,400	29,749
	Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	22,200	4,623
	Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	34,800	6,124
	Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	4,200	2,870
[a]	BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	33,000	5,904
	Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,400	14,043
	Carabao Group PCL, Class A, NVDR	Beverages	1,200	2,763
	Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	12,000	20,062
	Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	10,800	10,770
	Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	15,600	10,432
	CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	22,800	37,281
	CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	5,913	4,726
	Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	10,200	45,622
	Digital Telecommunications Infrastructure Fund, Class A, UNIT	Telecommunications	20,400	5,146
	Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	600	2,059
	Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	6,600	767

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	2,400	2,692
	Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	11,400	19,894
	Home Product Center PCL, NVDR	Specialty Retail	21,600	5,955
	Indorama Ventures PCL, NVDR	Chemicals	6,600	4,820
	Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	3,000	8,535
	IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	39,600	1,429
	Kasikornbank PCL, NVDR	Banks	6,400	29,189
	Krung Thai Bank PCL, NVDR	Banks	23,400	14,413
	Krungthai Card PCL, NVDR	Consumer Finance	4,200	6,159
	Land & Houses PCL, NVDR	Real Estate Management & Development	31,800	4,710
	Minor International PCL, NVDR	Hotels, Restaurants & Leisure	15,600	11,896
	Muangthai Capital PCL, NVDR	Consumer Finance	2,400	3,379
	Osotspa PCL, NVDR	Beverages	5,400	3,294
	PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,400	18,847
	PTT Global Chemical PCL, NVDR	Chemicals	7,800	5,582
	PTT Oil & Retail Business PCL, NVDR	Specialty Retail	10,800	4,213
	PTT PCL, NVDR	Oil, Gas & Consumable Fuels	54,600	50,845
	Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	4,200	3,696
	SCB X PCL, NVDR	Banks	6,600	22,745
	SCG Packaging PCL, NVDR	Containers & Packaging	4,800	2,759
	Siam Cement PCL, NVDR	Construction Materials	2,400	11,826
	Siam City Cement PCL, NVDR	Construction Materials	600	2,877
	Srisawad Corp. PCL, NVDR	Consumer Finance	2,680	3,282
	Thai Beverage PCL	Beverages	28,800	11,506
	Thai Life Insurance PCL, NVDR	Insurance	9,600	3,154
	Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	3,480
	Thai Union Group PCL, NVDR	Food Products	10,200	3,889
	TMBThanachart Bank PCL, NVDR	Banks	168,000	9,165
[a]	True Corp. PCL, NVDR	Diversified Telecommunication Services	40,800	13,283
				569,274
	United Kingdom 0.2%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	10,000	53,425
	United States 0.1%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	300	7,019
[b]	Samsonite International SA	Textiles, Apparel & Luxury Goods	5,400	15,015
				22,034
	Total Common Stocks (Cost $24,827,670)			27,696,770
	Preferred Stocks 0.4%
	South Korea 0.4%
[e]	Amorepacific Corp., 2.85%, pfd.	Personal Care Products	42	916
[e]	Hanwha Corp., 5.326%, pfd.	Industrial Conglomerates	78	796
[e]	Hyundai Motor Co., 9.295%, pfd.	Automobiles	132	13,988
[e]	Hyundai Motor Co., 9.469%, pfd.	Automobiles	84	8,707
[e]	LG Chem Ltd., 2.236%, pfd.	Chemicals	30	3,236
[e]	LG Electronics, Inc., 1.214%, pfd.	Household Durables	66	1,847
[e]	Samsung Electronics Co. Ltd., 3.269%, pfd.	Technology Hardware, Storage & Peripherals	3,090	92,774
[e]	Samsung Fire & Marine Insurance Co. Ltd., 5.831%, pfd.	Insurance	12	2,238
[e]	Samsung SDI Co. Ltd., 0.72%, pfd.	Electronic Equipment, Instruments & Components	6	595
	Total Preferred Stocks (Cost $144,774)			125,097
	Right 0.0%†
	Thailand 0.0%†
[a]	Electronic Arts, Inc.	Entertainment	6,600	379
	Total Rights (Cost $4,114)			379
	Total Investments before Short-Term Investments (Cost $24,976,558)			27,822,246

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	17,967	17,967
	Total Short-Term Investments (Cost $17,967)			17,967
	Total Investments (Cost $24,994,525) 100.7%			27,840,213
	Other Assets, less Liabilities (0.7)%			(189,443)
	Net Assets 100.0%			$ 27,650,770
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $1,607,998, representing 5.8% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $106,166, representing 0.4% of net assets.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
REIT	–	Real Estate Investment Trust
SF	–	Single Family
SPA	–	Standby Purchase Agreement
SRF	–	State Revolving Fund

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Australia ETF	Industry	Shares	Value
	Common Stocks 99.5%
	Australia 96.2%
	AGL Energy Ltd.	Multi-Utilities	23,162	$ 161,907
	ALS Ltd.	Professional Services	18,685	174,458
	AMP Ltd.	Financial Services	98,827	96,984
	Ampol Ltd.	Oil, Gas & Consumable Fuels	9,213	160,802
	Ansell Ltd.	Health Care Equipment & Supplies	5,661	118,539
	ANZ Group Holdings Ltd.	Banks	116,587	2,060,156
	APA Group	Gas Utilities	49,765	214,760
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	24,605	1,041,409
	ASX Ltd.	Capital Markets	7,511	302,650
	Atlas Arteria Ltd.	Transportation Infrastructure	43,956	129,273
	Aurizon Holdings Ltd.	Ground Transportation	68,450	137,738
	Bank of Queensland Ltd.	Banks	25,567	106,060
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels	68,043	58,770
	Bendigo & Adelaide Bank Ltd.	Banks	21,978	178,261
	BHP Group Ltd.	Metals & Mining	195,286	4,782,044
	BlueScope Steel Ltd.	Metals & Mining	17,168	198,667
	Brambles Ltd.	Commercial Services & Supplies	53,983	643,070
	CAR Group Ltd.	Interactive Media & Services	14,245	317,777
	Challenger Ltd.	Financial Services	19,906	74,072
	Charter Hall Group	Diversified REITs	18,278	162,396
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies	86,395	141,752
	Cochlear Ltd.	Health Care Equipment & Supplies	2,479	444,929
	Coles Group Ltd.	Consumer Staples Distribution & Retail	50,431	589,828
	Commonwealth Bank of Australia	Banks	64,898	6,157,832
	Computershare Ltd.	Professional Services	22,348	469,758
	CSL Ltd.	Biotechnology	18,694	3,259,118
	Deterra Royalties Ltd.	Metals & Mining	16,317	37,582
	Dexus	Office REITs	41,699	171,947
	Domain Holdings Australia Ltd.	Interactive Media & Services	9,509	14,895
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	2,553	46,536
	Downer EDI Ltd.	Commercial Services & Supplies	26,011	84,550
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	56,092	145,863
	Evolution Mining Ltd.	Metals & Mining	72,409	215,642
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	7,918	81,773
	Fortescue Ltd.	Metals & Mining	61,642	696,523
	Goodman Group	Industrial REITs	72,224	1,593,732
	GPT Group	Diversified REITs	74,296	201,022
	Harvey Norman Holdings Ltd.	Broadline Retail	22,977	66,436
	IDP Education Ltd.	Diversified Consumer Services	10,804	84,486
	IGO Ltd.	Metals & Mining	24,087	71,137
	Iluka Resources Ltd.	Metals & Mining	16,465	51,481
	Incitec Pivot Ltd.	Chemicals	66,637	120,887
	Insignia Financial Ltd.	Capital Markets	25,900	56,928
	Insurance Australia Group Ltd.	Insurance	92,537	484,710
	JB Hi-Fi Ltd.	Specialty Retail	4,218	242,041
	Lendlease Corp. Ltd.	Real Estate Management & Development	26,714	103,044
[a]	Liontown Resources Ltd.	Metals & Mining	59,422	19,315
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	86,173	263,569
[a]	Lynas Rare Earths Ltd.	Metals & Mining	36,112	143,767
	Macquarie Group Ltd.	Capital Markets	13,579	1,863,509
	Magellan Financial Group Ltd.	Capital Markets	6,919	47,637
	Medibank Pvt Ltd.	Insurance	106,708	250,399
	Metcash Ltd.	Consumer Staples Distribution & Retail	42,254	81,101
	Mineral Resources Ltd.	Metals & Mining	6,697	142,016
	Mirvac Group	Diversified REITs	152,699	177,269
	National Australia Bank Ltd.	Banks	120,324	2,763,899
	New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	19,795	60,790
[a]	NEXTDC Ltd.	IT Services	24,790	231,305
	Northern Star Resources Ltd.	Metals & Mining	43,549	416,314

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Nufarm Ltd.	Chemicals	14,615	32,033
	Orica Ltd.	Chemicals	18,796	192,951
	Origin Energy Ltd.	Electric Utilities	66,600	449,466
	Orora Ltd.	Containers & Packaging	52,096	79,348
	Perpetual Ltd.	Capital Markets	4,366	53,767
[a]	Pilbara Minerals Ltd.	Metals & Mining	111,814	151,613
	Pro Medicus Ltd.	Health Care Technology	1,961	303,684
[a]	Qantas Airways Ltd.	Passenger Airlines	29,526	163,981
	QBE Insurance Group Ltd.	Insurance	58,164	691,435
	Qube Holdings Ltd.	Transportation Infrastructure	67,969	167,070
	Ramsay Health Care Ltd.	Health Care Providers & Services	6,808	145,592
	REA Group Ltd.	Interactive Media & Services	1,961	283,274
	Reece Ltd.	Trading Companies & Distributors	8,251	114,331
	Region RE Ltd.	Retail REITs	44,992	57,664
	Rio Tinto Ltd.	Metals & Mining	14,393	1,046,736
	Santos Ltd.	Oil, Gas & Consumable Fuels	125,837	520,452
	Scentre Group	Retail REITs	201,243	427,377
	SEEK Ltd.	Interactive Media & Services	13,653	190,790
	SGH Ltd.	Trading Companies & Distributors	7,659	218,657
	Sonic Healthcare Ltd.	Health Care Providers & Services	18,574	310,618
	South32 Ltd.	Metals & Mining	175,639	369,739
[a]	Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	102,157	12,018
	Steadfast Group Ltd.	Insurance	42,624	153,066
	Stockland	Diversified REITs	92,463	274,793
	Suncorp Group Ltd.	Insurance	49,321	580,510
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	88,208	30,857
	Telstra Group Ltd.	Diversified Telecommunication Services	156,806	389,317
	TPG Telecom Ltd.	Diversified Telecommunication Services	14,208	39,498
	Transurban Group	Transportation Infrastructure	119,806	993,242
	Treasury Wine Estates Ltd.	Beverages	31,450	220,621
	Vicinity Ltd.	Retail REITs	146,076	189,930
	Washington H Soul Pattinson & Co. Ltd.	Financial Services	9,583	203,038
	Wesfarmers Ltd.	Broadline Retail	43,882	1,943,438
	Westpac Banking Corp.	Banks	134,532	2,692,111
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	27,121	104,110
	WiseTech Global Ltd.	Software	7,400	554,662
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	73,260	1,115,830
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	47,360	894,057
	Worley Ltd.	Construction & Engineering	18,500	156,924
	Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	12,765	51,372
				49,785,087
	Ireland 1.0%
[a]	James Hardie Industries PLC, CDI	Construction Materials	16,798	520,752
	New Zealand 1.2%
[a]	Xero Ltd.	Software	5,846	610,112
	United Kingdom 1.0%
	Amcor PLC, CDI	Containers & Packaging	55,685	516,126
	United States 0.1%
	GQG Partners, Inc., CDI	Capital Markets	24,642	31,582
	Sims Ltd.	Metals & Mining	6,105	44,906
				76,488
	Total Common Stocks (Cost $52,040,067)			51,508,565
	Total Investments before Short-Term Investments (Cost $52,040,067)			51,508,565

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	2,429	2,429
	Total Short-Term Investments (Cost $2,429)			2,429
	Total Investments (Cost $52,042,496) 99.5%			51,510,994
	Other Assets, less Liabilities 0.5%			266,182
	Net Assets 100.0%			$ 51,777,176
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
SPI 200 Index	Long	2	$ 252,242	3/20/25	$ (3,749)

*As of period end.
Abbreviations
Selected Portfolio
CDI	–	Clearing House Electronic Subregister System Depositary Interest
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Brazil ETF	Industry	Shares	Value
	Common Stocks 69.6%
	Brazil 67.5%
	Allos SA	Real Estate Management & Development	200,000	$ 586,288
	Alupar Investimento SA, UNIT	Electric Utilities	51,680	221,013
	Ambev SA	Beverages	1,960,000	3,724,661
	Atacadao SA	Consumer Staples Distribution & Retail	240,000	210,947
	Auren Energia SA	Independent Power Producers & Energy Traders	140,000	198,742
[a]	Automob Participacoes SA	Commercial Services & Supplies	195,732	10,772
	B3 SA - Brasil Bolsa Balcao	Capital Markets	2,420,000	4,042,571
	Banco Bradesco SA	Banks	680,000	1,171,152
	Banco BTG Pactual SA	Capital Markets	530,000	2,333,498
	Banco do Brasil SA	Banks	770,000	3,012,521
	Banco Santander Brasil SA	Banks	160,000	616,914
	BB Seguridade Participacoes SA	Insurance	300,000	1,756,922
	BRF SA	Food Products	290,000	1,190,446
	Caixa Seguridade Participacoes SA	Insurance	200,000	461,326
	CCR SA	Transportation Infrastructure	500,000	823,102
	Centrais Eletricas Brasileiras SA	Electric Utilities	580,000	3,204,254
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	205,400	2,942,431
	Cia Energetica de Minas Gerais	Electric Utilities	30,060	71,186
	Cia Paranaense de Energia - Copel	Electric Utilities	350,000	466,829
	Cia Siderurgica Nacional SA	Metals & Mining	280,000	401,564
	Cosan SA	Oil, Gas & Consumable Fuels	540,000	713,258
	CPFL Energia SA	Electric Utilities	80,000	409,074
	CSN Mineracao SA	Metals & Mining	240,000	200,070
[a]	Embraer SA	Aerospace & Defense	330,000	3,001,481
	Energisa SA	Electric Utilities	150,080	886,217
[a]	Eneva SA	Independent Power Producers & Energy Traders	130,000	221,582
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	80,000	459,707
	Equatorial Energia SA	Electric Utilities	440,005	1,951,510
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	220,000	497,843
	Grupo Mateus SA	Consumer Staples Distribution & Retail	190,000	196,525
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	2,130,000	768,860
	Hypera SA	Pharmaceuticals	180,000	527,077
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	40,000	82,747
	Itau Unibanco Holding SA	Banks	200,000	870,853
	Klabin SA	Containers & Packaging	400,000	1,502,141
	Localiza Rent a Car SA	Ground Transportation	440,027	2,293,495
	Lojas Renner SA	Specialty Retail	470,033	922,133
	M Dias Branco SA	Food Products	50,000	162,273
[a]	Magazine Luiza SA	Broadline Retail	170,067	178,935
	Marfrig Global Foods SA	Food Products	150,000	413,493
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	140,000	477,707
	Natura & Co. Holding SA	Personal Care Products	430,000	888,141
	Neoenergia SA	Electric Utilities	100,000	306,094
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,660,000	10,589,542
	Porto Seguro SA	Insurance	80,000	473,304
[a]	PRIO SA	Oil, Gas & Consumable Fuels	360,000	2,339,649
	Raia Drogasil SA	Consumer Staples Distribution & Retail	630,044	2,243,656
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	390,000	1,604,733
	Rumo SA	Ground Transportation	560,000	1,617,132
	Santos Brasil Participacoes SA	Transportation Infrastructure	300,000	637,600
	Sao Martinho SA	Food Products	60,000	225,904
[a]	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	610,000	555,905
	SLC Agricola SA	Food Products	90,080	255,170
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	50,000	137,265
	Suzano SA	Paper & Forest Products	300,000	3,000,073
	Telefonica Brasil SA	Diversified Telecommunication Services	190,000	1,438,413
	TIM SA	Wireless Telecommunication Services	370,000	867,227

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	TOTVS SA	Software	230,000	995,897
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	100,000	531,900
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	360,000	925,370
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	80,000	68,891
	Vale SA	Metals & Mining	1,635,000	14,436,940
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	210,000	161,464
	Vibra Energia SA	Specialty Retail	500,000	1,443,868
	WEG SA	Electrical Equipment	665,300	5,682,864
				95,611,122
	United States 2.1%
	JBS SA	Food Products	510,000	2,996,674
	Total Common Stocks (Cost $109,093,246)			98,607,796
	Preferred Stocks 27.9%
	Brazil 27.9%
[a]	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	100,000	102,948
[c]	Banco Bradesco SA, 6.029%, pfd.	Banks	2,320,000	4,341,187
[c]	Bradespar SA, 12.817%, pfd.	Metals & Mining	110,000	295,216
[a]	Braskem SA, pfd.	Chemicals	90,000	168,699
[c]	Centrais Eletricas Brasileiras SA, 9.635%, pfd.	Electric Utilities	110,000	673,762
[c]	Cia Energetica de Minas Gerais, 11.089%, pfd.	Electric Utilities	740,040	1,330,858
[c]	Cia Paranaense de Energia - Copel, Class B, 4.131%, pfd.	Electric Utilities	470,000	696,116
[c]	Gerdau SA, 4.316%, pfd.	Metals & Mining	620,000	1,820,504
[a]	Isa Energia Brasil SA, pfd.	Electric Utilities	120,000	446,952
[c]	Itau Unibanco Holding SA, 7.224%, pfd.	Banks	2,170,000	10,794,063
[c]	Itausa SA, 6.614%, pfd.	Banks	2,560,000	3,659,008
[c]	Metalurgica Gerdau SA, 4.39%, pfd.	Metals & Mining	300,000	497,746
[c]	Petroleo Brasileiro SA, 16.082%, pfd.	Oil, Gas & Consumable Fuels	2,450,000	14,352,161
[c]	Unipar Carbocloro SA, 8.556%, pfd.	Chemicals	24,424	188,897
[c]	Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.32%, pfd.	Metals & Mining	210,000	180,840
	Total Preferred Stocks (Cost $41,834,384)			39,548,957
	Right 0.0%†
	Brazil 0.0%†
[a]	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	938	131
	Total Rights (Cost $0)			131
	Total Investments before Short-Term Investments (Cost $150,927,630)			138,156,884
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	95,088	95,088
	Total Short-Term Investments (Cost $95,088)			95,088
	Total Investments (Cost $151,022,718) 97.6%			138,251,972
	Other Assets, less Liabilities 2.4%			3,433,878
	Net Assets 100.0%			$ 141,685,850
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $2,871,436, representing 2.0% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	190	$ 3,739,074	2/12/25	$ (116,877)

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Canada ETF	Industry	Shares	Value
	Common Stocks 99.7%
	Canada 97.3%
	Agnico Eagle Mines Ltd.	Metals & Mining	106,434	$ 8,322,603
	Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	165,564	9,177,279
	Bank of Montreal	Banks	155,271	15,066,102
	Bank of Nova Scotia	Banks	261,705	14,046,036
	Barrick Gold Corp.	Metals & Mining	376,023	5,827,807
	BCE, Inc.	Diversified Telecommunication Services	64,824	1,501,833
	Brookfield Asset Management Ltd., Class A	Capital Markets	87,381	4,736,631
	Brookfield Corp.	Capital Markets	318,207	18,279,977
	Cameco Corp.	Oil, Gas & Consumable Fuels	92,856	4,771,928
	Canadian Imperial Bank of Commerce, Class A	Banks	200,604	12,683,161
	Canadian National Railway Co.	Ground Transportation	119,136	12,091,699
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	442,380	13,650,970
	Canadian Pacific Kansas City Ltd.	Ground Transportation	199,728	14,453,963
	Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	272,655	4,130,964
	CGI, Inc., Class A	IT Services	43,581	4,765,971
	Constellation Software, Inc.	Software	4,245	13,119,624
	Dollarama, Inc.	Broadline Retail	58,911	5,746,096
	Enbridge, Inc.	Oil, Gas & Consumable Fuels	466,032	19,769,582
	Fairfax Financial Holdings Ltd.	Insurance	4,574	6,360,729
	Fortis, Inc.	Electric Utilities	105,558	4,383,938
	Franco-Nevada Corp.	Metals & Mining	40,953	4,810,027
	George Weston Ltd.	Consumer Staples Distribution & Retail	11,826	1,838,120
	Great-West Lifeco, Inc.	Insurance	58,911	1,952,640
[a]	Hydro One Ltd.	Electric Utilities	67,890	2,089,758
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	34,164	2,104,428
	Intact Financial Corp.	Insurance	38,106	6,934,698
	Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	30,879	4,061,591
	Magna International, Inc.	Automobile Components	57,378	2,396,934
	Manulife Financial Corp.	Insurance	376,680	11,565,977
	Metro, Inc., Class A	Consumer Staples Distribution & Retail	43,143	2,704,312
	National Bank of Canada	Banks	72,489	6,604,755
	Nutrien Ltd.	Chemicals	105,996	4,740,413
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	124,173	4,585,474
	Power Corp. of Canada	Insurance	116,727	3,639,298
	Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	68,328	4,451,154
	Royal Bank of Canada	Banks	301,782	36,368,277
[b]	Shopify, Inc., Class A	IT Services	258,420	27,489,692
	South Bow Corp.	Oil, Gas & Consumable Fuels	44,457	1,048,520
	Sun Life Financial, Inc.	Insurance	123,516	7,330,059
	Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	271,998	9,703,948
	TC Energy Corp.	Oil, Gas & Consumable Fuels	222,066	10,343,625
	Teck Resources Ltd., Class B	Metals & Mining	106,872	4,330,761
	TELUS Corp.	Diversified Telecommunication Services	106,434	1,442,358
	Thomson Reuters Corp.	Professional Services	29,565	4,744,954
	Toronto-Dominion Bank	Banks	377,775	20,102,295
	Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	74,898	3,464,202
	Wheaton Precious Metals Corp.	Metals & Mining	96,798	5,445,645
				389,180,808
	United States 2.4%
	Waste Connections, Inc.	Commercial Services & Supplies	55,188	9,462,773
	Total Common Stocks (Cost $358,489,678)			398,643,581

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Warrant 0.0%
	Canada 0.0%
[b,c]	Constellation Software, Inc., 3/31/40	Software	3,981	—
	Total Warrants (Cost $0)			—
	Total Investments before Short-Term Investments (Cost $358,489,678)			398,643,581
	Short-Term Investments 0.1%
	Time Deposits 0.1%
	Canada 0.1%
	Royal Bank of Canada, 3.15%, 1/02/2025	Banks	526,000	365,735
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	11,299	11,299
	Total Short-Term Investments (Cost $377,034)			377,034
	Total Investments (Cost $358,866,712) 99.8%			399,020,615
	Other Assets, less Liabilities 0.2%			753,812
	Net Assets 100.0%			$ 399,774,427
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the value of this security was $2,089,758, representing 0.5% of net assets.
[b]Non-income producing.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	4	$ 826,088	3/20/25	$ (20,750)

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE China ETF	Industry	Shares	Value
	Common Stocks 99.8%
	China 96.7%
	360 Security Technology, Inc., Class A	Software	32,000	$ 45,113
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	8,000	17,043
[a]	3peak, Inc., Class A	Semiconductors & Semiconductor Equipment	484	6,098
[b]	3SBio, Inc., Class A	Biotechnology	120,000	93,924
	Accelink Technologies Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	28,425
[a]	Addsino Co. Ltd., Class A	Communications Equipment	8,000	7,966
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	2,841	73,201
	AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	8,000	24,235
	AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	12,000	67,752
	Agricultural Bank of China Ltd., Class A	Banks	380,000	276,401
	Agricultural Bank of China Ltd., Class H	Banks	1,960,000	1,117,772
	Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	42,084	75,954
[a]	Air China Ltd., Class A	Passenger Airlines	44,000	47,407
[a]	Air China Ltd., Class H	Passenger Airlines	104,000	68,950
[a,b]	Akeso, Inc.	Biotechnology	45,400	354,763
	Alibaba Group Holding Ltd., Class A	Broadline Retail	1,069,031	11,339,949
	Aluminum Corp. of China Ltd., Class A	Metals & Mining	60,000	60,069
	Aluminum Corp. of China Ltd., Class H	Metals & Mining	240,000	138,724
[a]	Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,794	16,783
[a]	Angang Steel Co. Ltd., Class A	Metals & Mining	32,000	10,461
[a]	Angang Steel Co. Ltd., Class H	Metals & Mining	98,000	18,545
	Angel Yeast Co. Ltd., Class A	Food Products	4,000	19,642
[b]	Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	18,198
	Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	9,116	10,728
	Anhui Conch Cement Co. Ltd., Class A	Construction Materials	20,000	64,782
	Anhui Conch Cement Co. Ltd., Class H	Construction Materials	77,890	199,339
	Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	28,000	38,641
	Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,800	42,490
	Anhui Gujing Distillery Co. Ltd., Class B	Beverages	8,000	115,356
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	12,000	61,295
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	8,000	14,297
	Anjoy Foods Group Co. Ltd., Class A	Food Products	1,100	12,208
	ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	80,000	801,756
	Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,000	17,718
	APT Medical, Inc., Class A	Health Care Equipment & Supplies	500	25,358
	Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	1,200	12,437
	Autohome, Inc., ADR	Interactive Media & Services	3,880	100,686
	Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	19,876
	AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	44,000	21,756
	AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	160,000	79,506
	Avicopter PLC, Class A	Aerospace & Defense	4,000	21,009
[a]	BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	32,000	34,870
[b]	BAIC Motor Corp. Ltd., Class H	Automobiles	160,000	49,434
[a]	Baidu, Inc., Class A	Interactive Media & Services	142,000	1,511,776
	Bank of Beijing Co. Ltd., Class A	Banks	92,000	77,069
	Bank of Changsha Co. Ltd., Class A	Banks	20,000	24,218
	Bank of Chengdu Co. Ltd., Class A	Banks	8,000	18,645
	Bank of China Ltd., Class A	Banks	196,000	147,103
	Bank of China Ltd., Class H	Banks	5,280,000	2,698,473
	Bank of Communications Co. Ltd., Class A	Banks	172,000	182,039

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Bank of Communications Co. Ltd., Class H	Banks	440,000	361,949
	Bank of Guiyang Co. Ltd., Class A	Banks	20,000	16,345
	Bank of Hangzhou Co. Ltd., Class A	Banks	28,000	55,722
	Bank of Jiangsu Co. Ltd., Class A	Banks	80,000	107,008
	Bank of Nanjing Co. Ltd., Class A	Banks	48,000	69,632
	Bank of Ningbo Co. Ltd., Class A	Banks	28,020	92,783
	Bank of Qingdao Co. Ltd., Class A	Banks	24,000	12,684
	Bank of Shanghai Co. Ltd., Class A	Banks	64,000	79,766
[a]	Bank of Zhengzhou Co. Ltd., Class A	Banks	32,978	9,433
	Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	84,000	80,093
	BBMG Corp., Class A	Construction Materials	48,000	11,638
	BBMG Corp., Class H	Construction Materials	160,000	16,478
[a]	BeiGene Ltd.	Biotechnology	48,000	674,773
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	40,000	17,871
[a]	Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	80,000	28,836
	Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	20,000	11,796
	Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	4,000	21,946
[a]	Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	4,000	12,749
	Beijing Enlight Media Co. Ltd., Class A	Entertainment	16,000	20,573
	Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	29,500	101,397
[a]	Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	12,000	9,595
	Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	80,000	19,877
	Beijing Kingsoft Office Software, Inc., Class A	Software	2,029	79,151
	Beijing New Building Materials PLC, Class A	Building Products	8,000	33,029
	Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	20,035	13,809
	Beijing Roborock Technology Co. Ltd., Class A	Household Durables	940	28,078
	Beijing Shiji Information Technology Co. Ltd., Class A	Software	14,624	14,223
	Beijing Shougang Co. Ltd., Class A	Metals & Mining	40,000	16,618
[a]	Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	4,000	10,608
	Beijing Sinnet Technology Co. Ltd., Class A	IT Services	8,200	16,296
	Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	9,320	26,025
	Beijing Tong Ren Tang Co. Ltd., Class A	Pharmaceuticals	8,000	44,231
	Beijing Ultrapower Software Co. Ltd., Class A	IT Services	12,000	18,944
	Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	2,523	9,135
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	2,521	24,195
	Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	16,000	26,240
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	3,948
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,360	6,159
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	124,000	104,044
	Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	3,240	19,679
[a]	Bilibili, Inc., Class Z	Interactive Media & Services	18,400	336,356
	Bloomage Biotechnology Corp. Ltd., Class A	Personal Care Products	1,185	8,238
[b]	Blue Moon Group Holdings Ltd.	Household Products	100,000	39,908
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	12,000	15,169
	BOC International China Co. Ltd., Class A	Capital Markets	4,000	6,081
	BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	176,000	105,243
	BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	48,000	16,808
	Bright Dairy & Food Co. Ltd., Class A	Food Products	8,000	9,306
	Brilliance China Automotive Holdings Ltd.	Automobiles	160,000	78,682

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	4,000	7,993
	BYD Co. Ltd., Class A	Automobiles	8,500	327,264
	BYD Co. Ltd., Class H	Automobiles	69,352	2,380,196
	BYD Electronic International Co. Ltd.	Communications Equipment	47,500	257,130
	By-health Co. Ltd., Class A	Personal Care Products	8,000	13,131
	C&D International Investment Group Ltd.	Real Estate Management & Development	40,000	67,251
	C&S Paper Co. Ltd., Class A	Household Products	8,000	7,421
	Caida Securities Co. Ltd., Class A	Capital Markets	8,000	7,737
	Caitong Securities Co. Ltd., Class A	Capital Markets	24,060	26,775
[a]	Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,892	169,575
	Canmax Technologies Co. Ltd., Class A	Chemicals	4,870	15,290
[a,b]	CanSino Biologics, Inc., Class H	Biotechnology	6,000	24,331
[a]	CCOOP Group Co. Ltd., Class A	Broadline Retail	88,000	41,354
	CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,000	12,967
	CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	36,280	15,665
	Central China Securities Co. Ltd., Class A	Capital Markets	16,000	9,415
	CETC Cyberspace Security Technology Co. Ltd., Class A	Software	4,000	8,854
	CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	36,000	20,252
[b]	CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	720,000	264,162
	Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	1,800	24,381
	Changjiang Securities Co. Ltd., Class A	Capital Markets	28,000	26,011
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,200	21,818
	Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,000	47,210
	Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	16,000	16,542
	Chengxin Lithium Group Co. Ltd., Class A	Chemicals	4,000	7,508
	Chifeng Jilong Gold Mining Co. Ltd., Class A	Metals & Mining	8,000	17,010
	China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	12,000	14,956
[a,b]	China Bohai Bank Co. Ltd., Class H	Banks	200,000	22,915
	China Cinda Asset Management Co. Ltd., Class H	Capital Markets	520,000	85,016
	China CITIC Bank Corp. Ltd., Class A	Banks	108,000	102,682
	China CITIC Bank Corp. Ltd., Class H	Banks	600,000	414,781
[a,b]	China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	1,000,000	83,677
	China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	24,000	39,817
	China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	131,000	156,668
	China Communications Services Corp. Ltd., Class H	Construction & Engineering	160,000	93,924
	China Conch Venture Holdings Ltd.	Construction & Engineering	80,000	68,795
	China Construction Bank Corp., Class A	Banks	44,000	52,681
	China Construction Bank Corp., Class H	Banks	5,880,000	4,905,078
	China CSSC Holdings Ltd., Class A	Machinery	20,000	97,964
[a]	China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	80,000	43,588
[a]	China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	80,000	26,674
	China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	156,000	48,660
	China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	320,000	42,431
	China Everbright Bank Co. Ltd., Class A	Banks	204,000	107,537
	China Everbright Bank Co. Ltd., Class H	Banks	200,000	77,755
[b]	China Feihe Ltd.	Food Products	240,000	168,384
	China Galaxy Securities Co. Ltd., Class A	Capital Markets	32,000	66,384
	China Galaxy Securities Co. Ltd., Class H	Capital Markets	240,000	219,054
	China Great Wall Securities Co. Ltd., Class A	Capital Markets	16,000	17,871
[a]	China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	16,000	31,754
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	8,000	9,938
	China Hongqiao Group Ltd.	Metals & Mining	180,000	272,504
	China International Capital Corp. Ltd., Class A	Capital Markets	4,000	18,356
[b]	China International Capital Corp. Ltd., Class H	Capital Markets	96,000	158,436
	China International Marine Containers Group Co. Ltd., Class A	Machinery	12,450	13,177

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	China International Marine Containers Group Co. Ltd., Class H	Machinery	44,000	30,644
	China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	400,000	50,464
	China Jushi Co. Ltd., Class A	Construction Materials	17,287	26,820
	China Lesso Group Holdings Ltd.	Building Products	80,000	35,737
	China Life Insurance Co. Ltd., Class H	Insurance	480,686	908,408
[a,b]	China Literature Ltd., Class A	Media	24,000	77,858
	China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	215,000	178,245
	China Medical System Holdings Ltd.	Pharmaceuticals	80,000	77,755
	China Meheco Group Co. Ltd., Class A	Health Care Providers & Services	8,040	12,156
	China Merchants Bank Co. Ltd., Class A	Banks	92,000	492,488
	China Merchants Bank Co. Ltd., Class H	Banks	240,000	1,235,847
	China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	40,000	34,925
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	29,700	56,435
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	83,340	148,485
	China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	4,000	5,759
	China Merchants Securities Co. Ltd., Class A	Capital Markets	32,000	83,514
[b]	China Merchants Securities Co. Ltd., Class H	Capital Markets	32,000	65,912
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	40,000	55,792
	China Minsheng Banking Corp. Ltd., Class A	Banks	156,000	87,759
	China Minsheng Banking Corp. Ltd., Class H	Banks	400,000	177,138
	China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	4,870	8,984
	China National Building Material Co. Ltd., Class H	Construction Materials	320,000	145,830
	China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	32,000	36,134
	China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	76,000	107,972
[a]	China National Software & Service Co. Ltd., Class A	Software	4,870	30,972
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	16,000	46,247
	China Oilfield Services Ltd., Class A	Energy Equipment & Services	8,000	16,618
	China Oilfield Services Ltd., Class H	Energy Equipment & Services	114,000	103,317
	China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	240,000	383,113
	China Pacific Insurance Group Co. Ltd., Class A	Insurance	32,000	148,547
	China Pacific Insurance Group Co. Ltd., Class H	Insurance	160,000	519,056
	China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	192,000	174,700
	China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,520,000	870,757
	China Railway Group Ltd., Class A	Construction & Engineering	92,000	80,076
	China Railway Group Ltd., Class H	Construction & Engineering	240,000	122,349
	China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	34,640	29,537
[b]	China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	120,000	53,605
	China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	8,000	30,566
	China Reinsurance Group Corp., Class H	Insurance	440,000	49,279
	China Resources Building Materials Technology Holdings Ltd.	Construction Materials	160,000	32,750
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,000	21,576
	China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	4,365	28,058
[b]	China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	40,000	148,817
[b]	China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	100,000	73,378
	China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	122,700	298,222

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,550	39,560
[a]	China Ruyi Holdings Ltd.	Entertainment	480,000	151,391
	China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	32,000	189,520
	China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	212,394	918,703
	China South Publishing & Media Group Co. Ltd., Class A	Media	8,000	16,356
[a]	China Southern Airlines Co. Ltd., Class A	Passenger Airlines	60,000	53,041
[a]	China Southern Airlines Co. Ltd., Class H	Passenger Airlines	100,000	52,524
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	16,000	9,110
	China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	184,000	150,378
	China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	120,000	56,849
	China Taiping Insurance Holdings Co. Ltd.	Insurance	88,000	131,638
	China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	108,000	64,287
	China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	9,300	84,886
[b]	China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	8,000	54,686
[b]	China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	2,960,000	426,779
	China TransInfo Technology Co. Ltd., Class A	IT Services	4,000	5,525
	China United Network Communications Ltd., Class A	Wireless Telecommunication Services	128,000	92,581
[a]	China Vanke Co. Ltd., Class A	Real Estate Management & Development	44,000	43,512
[a]	China Vanke Co. Ltd., Class H	Real Estate Management & Development	140,000	95,340
	China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	4,000	13,327
	China XD Electric Co. Ltd., Class A	Electrical Equipment	28,000	28,948
	China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	108,000	434,707
	China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	22,976
	China Zheshang Bank Co. Ltd., Class A	Banks	52,000	20,612
	China Zheshang Bank Co. Ltd., Class H	Banks	160,000	45,726
	Chinalin Securities Co. Ltd., Class A	Capital Markets	4,000	8,353
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	8,000	13,676
	Chongqing Brewery Co. Ltd., Class A	Beverages	2,700	23,177
	Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	41,144	74,874
	Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	104,572	48,463
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	4,870	9,373
	Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	24,000	19,778
	Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	160,000	95,778
	Chongqing Water Group Co. Ltd., Class A	Water Utilities	12,000	8,009
	Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	12,000	42,988
	CITIC Ltd., Class B	Industrial Conglomerates	400,000	474,256
	Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	24,880	38,668
	CITIC Securities Co. Ltd., Class A	Capital Markets	56,000	222,505
	CITIC Securities Co. Ltd., Class H	Capital Markets	103,700	285,017
	CMOC Group Ltd., Class A	Metals & Mining	44,000	39,856
	CMOC Group Ltd., Class H	Metals & Mining	252,000	170,315
	CMST Development Co. Ltd., Class A	Air Freight & Logistics	12,000	10,428
	CNGR Advanced Material Co. Ltd., Class A	Electrical Equipment	5,280	25,977
	CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	36,000	20,939
	CNPC Capital Co. Ltd., Class A	Banks	24,000	22,524

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	20,000	724,648
	COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	64,000	22,753
	COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	240,000	32,132
	COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,000	25,281
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	84,000	67,261
	COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	57,980	122,412
	COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	180,000	296,603
[a,c]	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	770,000	19,230
	Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	129,300	91,882
	CRRC Corp. Ltd., Class A	Machinery	108,000	123,277
	CRRC Corp. Ltd., Class H	Machinery	240,000	154,790
	CSC Financial Co. Ltd., Class A	Capital Markets	24,000	84,179
[b]	CSC Financial Co. Ltd., Class H	Capital Markets	60,000	75,850
	CSG Holding Co. Ltd., Class A	Construction Materials	8,000	5,754
	CSG Holding Co. Ltd., Class B	Construction Materials	72,000	21,133
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	5,600	20,283
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	560,000	344,595
	Daan Gene Co. Ltd., Class A	Biotechnology	5,240	4,054
	Daqin Railway Co. Ltd., Class A	Ground Transportation	80,000	73,881
[a]	Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,880	55,987
	Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	36,000	13,975
	Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	160,000	29,660
	DHC Software Co. Ltd., Class A	IT Services	24,000	23,734
	Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	5,160	8,434
	Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	4,000	34,173
	Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	12,000	25,973
	Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	24,000	29,969
	Dongfeng Motor Group Co. Ltd., Class H	Automobiles	148,700	71,211
	Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	4,000	13,469
	Dongxing Securities Co. Ltd., Class A	Capital Markets	16,000	23,995
[a,b]	East Buy Holding Ltd.	Consumer Staples Distribution & Retail	26,000	60,181
	East Money Information Co. Ltd., Class A	Capital Markets	72,076	253,491
	Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	8,000	18,383
	Eastroc Beverage Group Co. Ltd., Class A	Beverages	910	30,805
	Ecovacs Robotics Co. Ltd., Class A	Household Durables	2,800	17,925
	Empyrean Technology Co. Ltd., Class A	Software	1,500	24,743
	ENN Energy Holdings Ltd.	Gas Utilities	48,000	345,110
	ENN Natural Gas Co. Ltd., Class A	Gas Utilities	16,000	47,249
	Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	62,974
	Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	16,000	9,785
	Eve Energy Co. Ltd., Class A	Electrical Equipment	9,000	57,299
	Everbright Securities Co. Ltd., Class A	Capital Markets	20,000	49,336
	Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	20,000	13,158
	FAW Jiefang Group Co. Ltd., Class A	Machinery	12,000	13,403
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	8,000	21,205
[a]	Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	16,000	7,105
	First Capital Securities Co. Ltd., Class A	Capital Markets	24,000	27,297
	Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,000	21,456
	Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	25,000	35,144
	Focus Media Information Technology Co. Ltd., Class A	Media	68,000	65,115
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	22,373	139,879
	Fosun International Ltd.	Industrial Conglomerates	140,000	81,823
	Founder Securities Co. Ltd., Class A	Capital Markets	44,000	49,924

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	56,000	163,999
	Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,040	16,351
	Fujian Sunner Development Co. Ltd., Class A	Food Products	8,000	15,779
	Full Truck Alliance Co. Ltd., ADR	Ground Transportation	47,040	508,973
	Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	8,000	67,997
[b]	Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	38,200	275,142
	GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	16,000	29,291
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	Biotechnology	4,000	24,028
	Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	8,260	39,390
[b]	Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	24,660	63,809
	G-bits Network Technology Xiamen Co. Ltd., Class A	Entertainment	300	8,943
[a]	GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	32,000	11,638
[a]	GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,280,000	177,962
	GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	80,000	49,908
[a]	GDS Holdings Ltd., Class A	IT Services	52,000	152,627
	GEM Co. Ltd., Class A	Electrical Equipment	28,000	24,905
	Gemdale Corp., Class A	Real Estate Management & Development	24,000	14,319
[a]	Genscript Biotech Corp.	Life Sciences Tools & Services	80,000	101,339
	GF Securities Co. Ltd., Class A	Capital Markets	28,000	61,824
	GF Securities Co. Ltd., Class H	Capital Markets	72,000	97,694
[b]	Giant Biogene Holding Co. Ltd.	Personal Care Products	28,000	179,867
	Giant Network Group Co. Ltd., Class A	Entertainment	16,000	27,656
[a]	GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	4,048	58,888
	Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	2,350	19,548
	Glarun Technology Co. Ltd., Class A	Communications Equipment	8,000	21,718
	GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	16,000	56,250
	Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	16,000	22,513
	Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	40,000	33,677
	Goneo Group Co. Ltd., Class A	Electrical Equipment	4,075	38,988
	GoodWe Technologies Co. Ltd., Class A	Electrical Equipment	634	3,532
	Gotion High-tech Co. Ltd., Class A	Electrical Equipment	8,000	23,123
[a]	Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	24,000	9,938
	Great Wall Motor Co. Ltd., Class A	Automobiles	16,000	57,383
	Great Wall Motor Co. Ltd., Class H	Automobiles	140,000	246,191
	Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	20,000	123,817
[a]	Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	80,000	22,884
	Greentown China Holdings Ltd.	Real Estate Management & Development	80,000	95,366
	GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	12,000	19,059
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,000	7,323
	Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	12,000	7,404
	Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	56,000	14,562
[a]	Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	4,000	8,238
	Guangdong Haid Group Co. Ltd., Class A	Food Products	8,200	54,786
	Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	16,000	24,605
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	4,000	8,173
	Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	32,000	29,335
	Guangshen Railway Co. Ltd., Class A	Ground Transportation	32,000	14,951
	Guangshen Railway Co. Ltd., Class H	Ground Transportation	80,000	22,245
	Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,000	18,525
	Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	8,000	13,142
	Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	16,000	20,356
	Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	206,000	90,431

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	8,000	30,969
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	13,800	32,333
	Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	12,000	17,947
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	4,000	15,000
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	20,110
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	9,660	25,948
	Guangzhou Wondfo Biotech Co. Ltd., Class A	Health Care Equipment & Supplies	1,300	3,968
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	12,000	11,474
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	8,000	10,777
	Guobo Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,800	18,826
	Guolian Securities Co. Ltd., Class A	Capital Markets	12,900	23,756
	Guosen Securities Co. Ltd., Class A	Capital Markets	32,000	48,818
[a]	Guosheng Financial Holding, Inc., Class A	Capital Markets	12,000	21,396
	Guotai Junan Securities Co. Ltd., Class A	Capital Markets	33,500	85,102
[b]	Guotai Junan Securities Co. Ltd., Class H	Capital Markets	44,600	64,076
	Guoyuan Securities Co. Ltd., Class A	Capital Markets	24,000	27,330
	H World Group Ltd.	Hotels, Restaurants & Leisure	120,040	401,784
[b]	Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	95,000	194,453
	Haier Smart Home Co. Ltd., Class A	Household Durables	28,000	108,583
	Haier Smart Home Co. Ltd., Class H	Household Durables	144,000	509,787
[a]	Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	212,000	49,091
[a]	Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	52,000	26,774
	Haitian International Holdings Ltd.	Machinery	40,000	108,652
	Haitong Securities Co. Ltd., Class A	Capital Markets	40,900	61,950
	Haitong Securities Co. Ltd., Class H	Capital Markets	210,800	185,889
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	16,000	18,765
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,000	24,044
	Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,042	12,180
	Hangzhou GreatStar Industrial Co. Ltd., Class A	Household Durables	8,000	35,252
	Hangzhou Lion Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,000	13,496
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	4,000	11,878
	Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	4,000	11,676
[a]	Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,000	28,354
	Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	4,000	29,760
[b]	Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	8,000	31,720
	Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	6,000	20,432
[b]	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	65,500	145,706
	Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	4,000	15,752
	Harbin Boshi Automation Co. Ltd., Class A	Machinery	4,000	9,262
	Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	4,780	9,649
	Heilongjiang Agriculture Co. Ltd., Class A	Food Products	8,000	16,073
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	12,000	27,624
	Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	16,000	56,577
	Hengan International Group Co. Ltd.	Personal Care Products	38,450	111,124

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,000	14,122
	Hengli Petrochemical Co. Ltd., Class A	Chemicals	16,000	33,454
	Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	12,000	28,147
	Hengyi Petrochemical Co. Ltd., Class A	Chemicals	16,000	13,687
	Hesteel Co. Ltd., Class A	Metals & Mining	56,000	16,858
	Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	27,000	85,331
	Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,500	97,902
	HLA Group Corp. Ltd., Class A	Specialty Retail	28,000	28,605
[a]	Hopson Development Holdings Ltd.	Real Estate Management & Development	64,050	25,643
	Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	4,000	30,272
	Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,060	8,987
[b]	Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	40,000	111,484
	Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	36,000	27,509
	Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	114,000	58,703
	Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	12,000	56,555
	Huafon Chemical Co. Ltd., Class A	Chemicals	20,000	22,284
	Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,200	30,669
	Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	12,000	22,998
	Hualan Biological Engineering, Inc., Class A	Biotechnology	8,660	19,876
	Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	32,000	41,452
	Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	36,000	33,198
	Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	272,000	149,867
	Huapont Life Sciences Co. Ltd., Class A	Chemicals	8,000	4,925
	Huatai Securities Co. Ltd., Class A	Capital Markets	32,000	76,671
[b]	Huatai Securities Co. Ltd., Class H	Capital Markets	88,000	148,631
	Huaxi Securities Co. Ltd., Class A	Capital Markets	12,000	13,583
	Huaxia Bank Co. Ltd., Class A	Banks	72,000	78,556
	Huaxin Cement Co. Ltd., Class A	Construction Materials	8,000	13,185
	Huaxin Cement Co. Ltd., Class H	Construction Materials	21,200	21,369
	Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	16,000	38,379
[a]	Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	20,000	12,722
	Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	36,000	24,420
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	8,000	23,646
	Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,300	34,496
	Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	8,000	25,477
	Hunan Gold Corp. Ltd., Class A	Metals & Mining	8,000	17,141
	Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	32,000	18,220
	Hundsun Technologies, Inc., Class A	Software	9,106	34,717
[a,b]	Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	24,000	44,058
	Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	10,480	213,825
[a]	Hytera Communications Corp. Ltd., Class A	Communications Equipment	8,000	15,485
	IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	8,108	57,297
	Iflytek Co. Ltd., Class A	Software	12,000	78,981
	Imeik Technology Development Co. Ltd., Class A	Biotechnology	1,120	27,842
	Industrial & Commercial Bank of China Ltd., Class A	Banks	340,000	320,479
	Industrial & Commercial Bank of China Ltd., Class H	Banks	4,960,000	3,326,695
	Industrial Bank Co. Ltd., Class A	Banks	92,000	240,104
	Industrial Securities Co. Ltd., Class A	Capital Markets	41,890	35,719
	Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,300	21,366
[a]	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	192,000	48,644
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	12,000	32,004

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	10,320	13,720
	Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	30,320	26,773
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	40,000	28,659
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	28,000	115,105
	Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	64,000	132,032
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	20,000	15,229
[a,b]	Innovent Biologics, Inc., Class B	Biotechnology	96,000	452,320
	Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	4,090	14,084
[a]	iQIYI, Inc., ADR	Entertainment	31,000	62,310
[a]	IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	20,000	22,393
	Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	4,800	38,386
	JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,692	31,263
	Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	4,000	15,986
	Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	4,780	17,957
	JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,000	44,525
[a,b]	JD Health International, Inc.	Consumer Staples Distribution & Retail	66,000	238,750
[a,b]	JD Logistics, Inc.	Air Freight & Logistics	104,000	171,371
	JD.com, Inc., Class A	Broadline Retail	160,000	2,801,254
	Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	20,000	22,366
	Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	8,000	16,683
	Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	80,000	88,363
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	5,280	37,952
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	28,000	175,060
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	5,600	34,501
	Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	12,000	11,556
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,000	13,267
	Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	7,044
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	12,000	18,863
	Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	8,000	91,022
	Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	2,170	17,105
	Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	4,000	31,574
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	8,000	39,763
	Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	16,000	31,209
	Jiangxi Copper Co. Ltd., Class A	Metals & Mining	12,000	33,737
	Jiangxi Copper Co. Ltd., Class H	Metals & Mining	80,000	128,322
[a]	Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	8,000	8,075
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	8,000	18,819
	Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	16,000	21,925
	Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	32,000	30,991
[b]	Jinxin Fertility Group Ltd.	Health Care Providers & Services	150,500	52,117
	JiuGui Liquor Co. Ltd., Class A	Beverages	1,600	12,122
[b]	Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	61,500	27,156
	Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,000	13,774
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	12,000	18,421
	Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	1,960	4,440
[b]	Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	6,672	8,031
	Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	28,072	19,578
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	4,000	11,998
[a]	JOYY, Inc., ADR	Interactive Media & Services	1,880	78,678
	Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	12,000	22,393
[a]	J-Yuan Trust Co. Ltd., Class A	Capital Markets	48,000	22,884

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Kaishan Group Co. Ltd., Class A	Machinery	4,000	4,969
[a]	Kanzhun Ltd., ADR	Interactive Media & Services	22,960	316,848
	KE Holdings, Inc., ADR	Real Estate Management & Development	37,760	695,539
	Keda Industrial Group Co. Ltd., Class A	Machinery	8,000	8,500
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	45,700	109,897
[a]	Kingdee International Software Group Co. Ltd.	Software	160,000	175,696
	Kingnet Network Co. Ltd., Class A	Entertainment	12,000	22,246
	Kingsoft Corp. Ltd.	Entertainment	48,000	207,931
[a,b]	Kuaishou Technology, Class B	Interactive Media & Services	180,000	958,168
	Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	12,000	78,131
	Kunlun Tech Co. Ltd., Class A	Interactive Media & Services	6,600	34,593
	Kweichow Moutai Co. Ltd., Class A	Beverages	5,550	1,152,108
	Lakala Payment Co. Ltd., Class A	Financial Services	4,000	9,644
	Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	16,000	56,864
	LB Group Co. Ltd., Class A	Chemicals	12,000	28,882
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	80,000	24,820
[a,b]	Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	36,000	36,890
	Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	24,000	71,593
	Leo Group Co. Ltd., Class A	Media	44,000	18,519
	Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	12,000	18,536
	Levima Advanced Materials Corp., Class A	Chemicals	4,000	7,503
	Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,000	10,526
[a]	Li Auto, Inc., Class A	Automobiles	74,362	899,376
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	140,000	296,655
	Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	92,000	21,679
	Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	36,000	39,229
	Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	4,000	20,704
	Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	8,000	28,373
[b]	Longfor Group Holdings Ltd.	Real Estate Management & Development	150,490	193,732
	LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	32,000	68,476
	Longshine Technology Group Co. Ltd., Class A	Software	8,000	13,294
[a]	Loongson Technology Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,883	33,928
	Lufax Holding Ltd., ADR	Consumer Finance	11,855	28,333
	Luxi Chemical Group Co. Ltd., Class A	Chemicals	8,000	12,739
	Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	32,899	182,655
[a,b]	Luye Pharma Group Ltd.	Pharmaceuticals	120,000	33,522
	Luzhou Laojiao Co. Ltd., Class A	Beverages	6,800	115,965
[a]	Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	32,000	13,469
	Mango Excellent Media Co. Ltd., Class A	Entertainment	8,930	32,708
	Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	29,715
	Meihua Holdings Group Co. Ltd., Class A	Chemicals	16,000	21,859
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	20,000	12,504
[a,b]	Meituan, Class B	Hotels, Restaurants & Leisure	347,032	6,777,175
	Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	72,000	32,364
	Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	200,000	42,225
[a]	Microport Scientific Corp.	Health Care Equipment & Supplies	60,000	49,357
[a]	Midea Group Co. Ltd.	Household Durables	24,000	233,421
	Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	12,000	20,612
	MINISO Group Holding Ltd.	Broadline Retail	30,192	182,871
	Minmetals Capital Co. Ltd., Class A	Capital Markets	20,000	17,571
[a]	Minth Group Ltd.	Automobile Components	50,250	97,810
	Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,535	51,192
	Muyuan Foods Co. Ltd., Class A	Food Products	24,960	130,690
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,845	8,758
	NARI Technology Co. Ltd., Class A	Electrical Equipment	37,088	127,407
	National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,200	41,529
	NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	127,821
[a]	NavInfo Co. Ltd., Class A	Software	12,000	15,757
	NetEase, Inc.	Entertainment	113,510	2,022,385
	New China Life Insurance Co. Ltd., Class A	Insurance	10,000	67,697

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	New China Life Insurance Co. Ltd., Class H	Insurance	48,000	145,830
[a]	New Hope Liuhe Co. Ltd., Class A	Food Products	24,000	29,356
	New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	96,000	604,947
	Newland Digital Technology Co. Ltd., Class A	Software	4,000	10,870
[a]	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	103,000	41,768
[a]	Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	8,000	30,697
	Ningbo Deye Technology Co. Ltd., Class A	Machinery	3,264	37,702
	Ningbo Joyson Electronic Corp., Class A	Automobile Components	8,000	17,076
	Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	4,000	28,632
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	2,610	11,216
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	8,000	33,519
	Ningbo Shanshan Co. Ltd., Class A	Chemicals	12,000	12,177
	Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	8,070	53,862
	Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	36,000	18,879
	Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	12,000	27,526
[a]	NIO, Inc., Class A	Automobiles	96,800	433,659
[b]	Nongfu Spring Co. Ltd., Class H	Beverages	110,400	482,506
	North Industries Group Red Arrow Co. Ltd., Class A	Machinery	4,000	7,873
	Northeast Securities Co. Ltd., Class A	Capital Markets	12,000	12,978
	Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	20,000	14,902
[a]	OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	16,000	26,109
	Oppein Home Group, Inc., Class A	Household Durables	900	8,451
	ORG Technology Co. Ltd., Class A	Containers & Packaging	12,000	9,268
	Orient Securities Co. Ltd., Class A	Capital Markets	32,624	46,926
[b]	Orient Securities Co. Ltd., Class H	Capital Markets	48,000	31,267
[a]	Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	8,000	10,341
[a]	Ourpalm Co. Ltd., Class A	Entertainment	12,000	8,990
	Ovctek China, Inc., Class A	Health Care Equipment & Supplies	4,720	12,183
[a]	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	44,000	17,261
[a]	PDD Holdings, Inc., ADR	Broadline Retail	44,560	4,321,874
	People.cn Co. Ltd., Class A	Media	6,000	18,013
	People’s Insurance Co. Group of China Ltd., Class A	Insurance	48,000	49,821
	People’s Insurance Co. Group of China Ltd., Class H	Insurance	520,000	259,064
	Perfect World Co. Ltd., Class A	Entertainment	4,000	5,628
	PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	116,000	141,257
	PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,312,000	1,031,974
	Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	8,050	28,180
[b]	Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	20,400	37,029
	PICC Property & Casualty Co. Ltd., Class H	Insurance	424,000	669,191
	Ping An Bank Co. Ltd., Class A	Banks	84,000	133,869
[b]	Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	36,000	28,733
	Ping An Insurance Group Co. of China Ltd., Class A	Insurance	48,000	344,235
	Ping An Insurance Group Co. of China Ltd., Class H	Insurance	406,250	2,408,333
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	12,000	16,378
	Piotech, Inc., Class A	Semiconductors & Semiconductor Equipment	1,000	20,932
	Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	52,000	62,756
[d]	Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	9,000	35,222
[b]	Pop Mart International Group Ltd.	Specialty Retail	44,000	507,804
	Postal Savings Bank of China Co. Ltd., Class A	Banks	104,000	80,463
[b]	Postal Savings Bank of China Co. Ltd., Class H	Banks	680,000	400,929
	Power Construction Corp. of China Ltd., Class A	Construction & Engineering	76,000	56,523
	Pylon Technologies Co. Ltd., Class A	Electrical Equipment	854	4,659

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Qifu Technology, Inc., ADR	Consumer Finance	6,880	264,054
	Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	4,000	11,959
[a]	Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	24,000	53,809
	Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,517	9,714
[a,b]	Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	49,200	11,274
[a,b]	Remegen Co. Ltd., Class H	Biotechnology	7,500	13,903
	RLX Technology, Inc., ADR	Tobacco	45,040	97,286
	Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	44,000	54,240
	SAIC Motor Corp. Ltd., Class A	Automobiles	36,000	101,799
	Sailun Group Co. Ltd., Class A	Automobile Components	16,000	31,231
	Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	24,000	39,785
	Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	55,000	31,932
	Sany Heavy Industry Co. Ltd., Class A	Machinery	36,000	80,812
	Satellite Chemical Co. Ltd., Class A	Chemicals	16,046	41,068
	SDIC Capital Co. Ltd., Class A	Capital Markets	24,000	24,584
	SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	32,000	72,443
	Sealand Securities Co. Ltd., Class A	Capital Markets	32,000	18,656
[a]	Seazen Group Ltd.	Real Estate Management & Development	160,000	37,487
[a]	Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	12,000	19,549
[a,b]	SenseTime Group, Inc., Class B	Software	1,560,000	299,230
	Seres Group Co. Ltd., Class A	Automobiles	8,000	145,354
	SF Holding Co. Ltd., Class A	Air Freight & Logistics	20,000	109,787
	SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	2,657	29,597
	Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	44,000	139,405
	Shaanxi International Trust Co. Ltd., Class A	Capital Markets	28,000	13,578
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	17,450	16,852
[a]	Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	48,000	6,426
	Shandong Denghai Seeds Co. Ltd., Class A	Food Products	4,000	5,933
	Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	16,684	51,428
[b]	Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	40,000	64,676
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	4,000	27,346
	Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	16,000	22,404
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	12,080	35,558
	Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	4,000	5,503
	Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	4,000	9,829
	Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	56,000	29,825
	Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	4,000	14,041
	Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	12,000	24,306
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	144,000	85,273
[a]	Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,060	12,099
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	4,000	32,636
[a]	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	5,040	19,229
	Shanghai Baosight Software Co. Ltd., Class A	Software	5,903	23,527
	Shanghai Baosight Software Co. Ltd., Class B	Software	48,034	77,095
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	716	18,945
	Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	36,000	12,995
[a]	Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	48,000	53,025
[a,e]	Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	160,000	58,291
	Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	16,000	19,985
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	12,000	40,618
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	40,000	72,709

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	891	4,659
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	20,000	38,929
	Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	12,000	55,820
	Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	48,000	40,014
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	4,000	14,635
	Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	12,000	18,120
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	4,000	6,048
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	16,000	13,344
[a]	Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	3,185	11,857
[a,b]	Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	8,000	11,926
	Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	8,800	12,107
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	12,000	16,084
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	72,000	36,000
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	16,000	17,968
	Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	4,000	29,422
	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	16,000	45,767
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	56,000	90,979
	Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	128,015	179,428
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	9,479	20,542
	Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	40,000	39,338
	Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	16,000	18,547
	Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	20,000	19,587
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	16,000	12,368
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	20,000	17,517
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	8,000	29,204
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	72,000	16,920
	Shanjin International Gold Co. Ltd., Class A	Metals & Mining	12,200	25,542
	Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	8,000	12,891
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	28,000	31,427
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,000	31,296
[a]	Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	24,000	14,744
	Shanxi Securities Co. Ltd., Class A	Capital Markets	20,200	17,279
[a]	Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	32,000	15,169
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	5,620	141,015
	Shede Spirits Co. Ltd., Class A	Beverages	1,600	14,369
	Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	24,000	31,024
	Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	8,000	11,202
	Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	12,000	39,311
	Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	900	15,324
	Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	100,000	72,873

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[b]	Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	128,000	38,064
	Shenzhen Agricultural Power Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	8,000	7,639
	Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	8,000	7,508
	Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	4,080	20,807
[a]	Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	864	4,340
	Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	24,000	21,184
[a]	Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,000	17,697
	Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	38,000	35,809
	Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	12,700	12,213
	Shenzhen Goodix Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,000	43,882
	Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	12,205
[a]	Shenzhen Infogem Technologies Co. Ltd., Class A	Software	4,000	20,840
	Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	12,150	96,948
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	80,000	74,666
	Shenzhen Investment Ltd.	Real Estate Management & Development	160,000	17,920
	Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,000	20,770
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	5,560	12,988
	Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	1,800	23,949
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	4,000	9,393
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	5,500	191,037
	Shenzhen MTC Co. Ltd., Class A	Household Durables	28,000	22,045
[a]	Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	44,000	16,002
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	5,000	21,065
	Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	1,100	9,471
	Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	8,000	19,222
	Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	8,000	10,592
	Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	4,000	13,861
	Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	5,314	68,764
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	12,000	7,960
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	4,000	14,765
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	20,000	12,777
[a]	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	7,300	20,026
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,680	18,929
[a]	Siasun Robot & Automation Co. Ltd., Class A	Machinery	8,000	19,560
	Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	24,000	31,547
	Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	24,000	56,392
	Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	48,000	13,338
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,000	32,615
[a]	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	Biotechnology	1,900	39,942
	Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,000	11,638
	Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	33,160	32,882
	Sichuan Swellfun Co. Ltd., Class A	Beverages	2,400	17,496
	Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	4,000	6,375
	Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	4,000	39,610

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Sinoma International Engineering Co., Class A	Construction & Engineering	12,000	15,495
	Sinoma Science & Technology Co. Ltd., Class A	Chemicals	8,000	14,253
	Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	4,040	19,536
	Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	100,000	86,638
[a]	Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	160,000	13,388
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	32,000	13,164
[a]	Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	240,000	37,075
	Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	78,800	216,072
	Sinotrans Ltd., Class A	Air Freight & Logistics	20,000	14,575
	Sinotrans Ltd., Class H	Air Freight & Logistics	120,000	56,694
	Sinotruk Hong Kong Ltd.	Machinery	40,000	117,405
	Skshu Paint Co. Ltd., Class A	Chemicals	4,072	23,628
[b]	Smoore International Holdings Ltd.	Tobacco	113,650	194,587
	Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	12,660	16,020
	SooChow Securities Co. Ltd., Class A	Capital Markets	24,204	25,716
	Southwest Securities Co. Ltd., Class A	Capital Markets	36,000	22,900
	Spring Airlines Co. Ltd., Class A	Passenger Airlines	4,500	35,349
	StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	1,260	15,416
	STO Express Co. Ltd., Class A	Air Freight & Logistics	8,000	11,039
	Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	130,500	41,663
	Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	9,640	96,945
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	40,000	354,534
	Sunresin New Materials Co. Ltd., Class A	Chemicals	4,000	26,082
	Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	8,000	24,311
	SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	27,063
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,000	31,819
	Suzhou Maxwell Technologies Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,624	23,260
	Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	2,700	33,600
	Taiji Computer Corp. Ltd., Class A	IT Services	4,000	12,902
[a]	TAL Education Group, ADR	Diversified Consumer Services	26,240	262,925
[a]	Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	16,000	11,398
	TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	28,000	17,964
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	12,200	8,974
	TBEA Co. Ltd., Class A	Electrical Equipment	24,620	42,724
	TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	88,080	60,348
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,000	24,164
	Tencent Holdings Ltd.	Interactive Media & Services	390,414	20,958,250
	Tencent Music Entertainment Group, ADR	Entertainment	46,240	524,824
	Thunder Software Technology Co. Ltd., Class A	Software	1,500	12,169
	Tian Di Science & Technology Co. Ltd., Class A	Machinery	20,000	16,836
[a]	Tianfeng Securities Co. Ltd., Class A	Capital Markets	40,000	24,409
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	16,000	8,260
[a]	Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	16,000	19,680
	Tianqi Lithium Corp., Class A	Chemicals	8,000	35,960
	Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	12,000	12,864
	TianShan Material Co. Ltd., Class A	Construction Materials	20,000	15,419
	Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,000	31,628
	Tingyi Cayman Islands Holding Corp.	Food Products	117,000	152,426
	Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	8,000	8,619
[d]	Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	74,000	173,379
	TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,000	32,201
	Tongkun Group Co. Ltd., Class A	Chemicals	12,000	19,288
	Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	56,000	24,638
	Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	20,000	60,233
	Topchoice Medical Corp., Class A	Health Care Providers & Services	1,680	10,160

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[b]	Topsports International Holdings Ltd.	Specialty Retail	160,000	61,380
	Towngas Smart Energy Co. Ltd.	Gas Utilities	80,000	32,956
	TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	62,000	83,008
	Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	11,080	29,128
[a]	Trip.com Group Ltd.	Hotels, Restaurants & Leisure	39,179	2,723,583
	Tsingtao Brewery Co. Ltd., Class A	Beverages	4,000	44,089
	Tsingtao Brewery Co. Ltd., Class H	Beverages	38,929	284,653
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,099	35,940
	Uni-President China Holdings Ltd.	Food Products	80,000	80,433
	Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	8,000	30,326
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	8,990
	Valiant Co. Ltd., Class A	Chemicals	4,000	6,538
	Vipshop Holdings Ltd., ADR	Broadline Retail	21,600	290,952
	Walvax Biotechnology Co. Ltd., Class A	Biotechnology	8,000	13,164
[a]	Wanda Film Holding Co. Ltd., Class A	Entertainment	12,000	19,843
	Wangsu Science & Technology Co. Ltd., Class A	IT Services	12,000	17,277
	Wanhua Chemical Group Co. Ltd., Class A	Chemicals	16,000	155,500
	Want Want China Holdings Ltd.	Food Products	280,000	164,368
	Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	20,500	17,173
	Weibo Corp., ADR	Interactive Media & Services	4,840	46,222
	Weichai Power Co. Ltd., Class A	Machinery	28,000	52,251
	Weichai Power Co. Ltd., Class H	Machinery	120,000	183,523
	Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	4,000	10,287
	Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	12,000	19,681
	Wens Foodstuff Group Co. Ltd., Class A	Food Products	28,000	62,968
	Western Mining Co. Ltd., Class A	Metals & Mining	12,000	26,267
	Western Securities Co. Ltd., Class A	Capital Markets	24,000	26,643
	Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	3,099	18,075
	Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	5,500	78,220
	Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,400	28,524
	Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	12,900	12,581
	Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	104,000	24,224
	Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	8,000	18,732
	Wuchan Zhongda Group Co. Ltd., Class A	Distributors	32,000	22,055
	Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	28,674	29,020
	Wuliangye Yibin Co. Ltd., Class A	Beverages	17,700	337,630
	WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,770	47,365
	WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	12,000	89,965
[b]	WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	21,520	156,525
[a,b]	Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	213,927	483,597
	XCMG Construction Machinery Co. Ltd., Class A	Machinery	52,000	56,168
	Xiamen C & D, Inc., Class A	Trading Companies & Distributors	16,000	22,927
	Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	19,438
	Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	12,000	10,853
	Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	8,000	20,998
	Xiangcai Co. Ltd., Class A	Real Estate Management & Development	16,000	15,692
[a,b]	Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	1,024,000	4,547,918
	Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,756	9,062
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	20,000	10,461
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	270,830	109,476
[a]	XPeng, Inc., Class A	Automobiles	84,000	504,457
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	80,000	58,085
	Xuji Electric Co. Ltd., Class A	Electrical Equipment	8,000	29,999
[b]	Yadea Group Holdings Ltd.	Automobiles	80,000	133,266
	Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	4,000	10,870
[a]	Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—
[b]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	13,372

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,000	23,712
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	160,000	350,682
	Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	25,650	49,508
	Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	194,650	224,270
	Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	16,000	16,952
	Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	4,760	10,951
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	8,000	40,308
	Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	5,160	27,130
	Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,000	11,682
	Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	6,183	20,322
	Yihai International Holding Ltd.	Food Products	29,000	56,298
	Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	10,000	44,419
	Yili Chuanning Biotechnology Co. Ltd., Class A	Biotechnology	12,000	19,386
	Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	8,000	14,210
[a]	Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	40,000	34,543
[a]	Yonyou Network Technology Co. Ltd., Class A	Software	16,990	24,832
	Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	24,000	29,095
	Youngy Co. Ltd., Class A	Metals & Mining	1,000	4,345
	YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	16,000	30,926
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	8,000	12,172
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	80,000	52,421
	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	23,250	1,120,006
	Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	16,090	29,653
	Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	8,380	68,430
	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	1,700	9,885
	Yunnan Copper Co. Ltd., Class A	Metals & Mining	12,000	19,925
	Yunnan Energy New Material Co. Ltd., Class A	Chemicals	4,000	17,430
	Yunnan Tin Co. Ltd., Class A	Metals & Mining	8,000	15,288
	Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	8,000	24,300
	Yutong Bus Co. Ltd., Class A	Machinery	12,000	43,119
[a]	Zai Lab Ltd.	Biotechnology	64,000	172,195
	Zangge Mining Co. Ltd., Class A	Chemicals	8,000	30,217
[a,e]	ZEEKR Intelligent Technology Holding Ltd., ADR	Automobiles	1,400	39,732
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,800	81,809
	Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	100,000	141,093
	Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	32,000	13,599
	Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	28,000	51,145
	Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	8,000	25,510
	Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,000	24,213
	Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	16,000	34,870
	Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	110,400	79,446
	Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	8,000	11,714
	Zhejiang HangKe Technology, Inc. Co., Class A	Electrical Equipment	1,490	3,625
[a]	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,000	5,623
	Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	12,000	11,801
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,200	19,960
	Zhejiang Huayou Cobalt Co. Ltd., Class A	Electrical Equipment	8,060	32,124
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,000	34,761
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,000	7,454
	Zhejiang Juhua Co. Ltd., Class A	Chemicals	12,000	39,425
[a,b]	Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	44,000	184,373
	Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	16,000	22,426

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	4,000	8,641
	Zhejiang NHU Co. Ltd., Class A	Chemicals	12,256	36,677
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	12,000	38,428
	Zhejiang Supor Co. Ltd., Class A	Household Durables	4,000	28,991
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	12,000	30,975
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	4,080	12,021
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	8,000	13,763
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,000	11,071
[a]	Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	4,000	4,871
	Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	40,000	30,838
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	8,000	14,144
	Zheshang Securities Co. Ltd., Class A	Capital Markets	20,000	33,345
[a,b]	ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	48,000	72,791
	Zhongji Innolight Co. Ltd., Class A	Communications Equipment	4,280	72,005
	Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	24,000	39,327
	Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	8,000	10,058
	Zhongsheng Group Holdings Ltd.	Specialty Retail	43,000	77,276
	Zhongtai Securities Co. Ltd., Class A	Capital Markets	12,000	10,739
	Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	12,000	9,415
	Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	2,382	15,548
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	32,000	135,119
	Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	12,000	9,170
	Zijin Mining Group Co. Ltd., Class A	Metals & Mining	92,000	189,476
	Zijin Mining Group Co. Ltd., Class H	Metals & Mining	376,000	684,433
[b]	ZJLD Group, Inc.	Beverages	32,000	27,971
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	36,000	35,453
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	96,000	70,443
	ZTE Corp., Class A	Communications Equipment	16,000	88,047
	ZTE Corp., Class H	Communications Equipment	48,000	150,464
				143,705,026
	Hong Kong 3.1%
[a]	Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	364,000	155,573
[a]	Alibaba Pictures Group Ltd., Class A	Entertainment	800,000	48,919
	Beijing Enterprises Water Group Ltd., Class A	Water Utilities	240,000	77,549
	Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	240,000	119,877
	China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	240,000	119,568
	China Everbright Ltd., Class A	Capital Markets	42,000	28,656
	China Gas Holdings Ltd., Class A	Gas Utilities	184,000	160,362
	China Mengniu Dairy Co. Ltd., Class B	Food Products	190,000	429,509
	China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	280,000	114,264
	China Resources Beer Holdings Co. Ltd., Class A	Beverages	98,991	321,774
	China Resources Gas Group Ltd., Class A	Gas Utilities	56,000	221,680
	China Resources Land Ltd., Class H	Real Estate Management & Development	180,000	522,532
	China State Construction International Holdings Ltd., Class A	Construction & Engineering	108,000	170,454
[a]	China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	160,000	47,580
	COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	80,000	47,374

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Far East Horizon Ltd.	Financial Services	120,000	87,591
	Geely Automobile Holdings Ltd.	Automobiles	360,000	686,822
	Guangdong Investment Ltd.	Water Utilities	182,600	157,731
[a]	J&T Global Express Ltd.	Air Freight & Logistics	432,000	340,909
	Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	65,600	60,888
	Kunlun Energy Co. Ltd.	Gas Utilities	240,000	259,528
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	40,000	60,969
	Shougang Fushan Resources Group Ltd.	Metals & Mining	112,333	36,297
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	640,000	263,647
				4,540,053
	Singapore 0.0%†
	Yangzijiang Financial Holding Ltd.	Capital Markets	148,000	45,023
	Total Common Stocks (Cost $163,927,200)			148,290,102
	Total Investments before Short-Term Investments (Cost $163,927,200)			148,290,102
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	82,220	82,220
	Money Market Funds 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	1,486	1,486
	Total Short-Term Investments (Cost $83,706)			83,706
	Total Investments (Cost $164,010,906) 99.9%			148,373,808
	Other Assets, less Liabilities 0.1%			180,166
	Net Assets 100.0%			$ 148,553,974
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $20,326,497, representing 13.7% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $208,601, representing 0.1% of net assets.
[e]A portion or all of the security is on loan at December 31, 2024.
[f]The rate shown is the annualized seven-day effective yield at period end.
[g]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	6	$ 153,120	3/21/25	$ (1,073)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Futures Contracts (continued)
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
SF	–	Single Family

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Europe ETF	Industry	Shares	Value
	Common Stocks 98.4%
	Australia 1.1%
[a]	Glencore PLC	Metals & Mining	75,180	$ 332,745
	Rio Tinto PLC	Metals & Mining	6,600	390,396
				723,141
	Austria 0.4%
	ANDRITZ AG	Machinery	432	21,911
	Erste Group Bank AG	Banks	1,908	117,872
	Mondi PLC	Paper & Forest Products	2,727	40,710
	OMV AG	Oil, Gas & Consumable Fuels	852	32,943
	Raiffeisen Bank International AG	Banks	768	15,706
	Telekom Austria AG	Diversified Telecommunication Services	564	4,649
	Verbund AG	Electric Utilities	408	29,574
	voestalpine AG	Metals & Mining	672	12,755
				276,120
	Belgium 1.2%
	Ackermans & van Haaren NV	Construction & Engineering	132	26,039
	Ageas SA	Insurance	1,008	48,954
	Anheuser-Busch InBev SA	Beverages	5,640	281,791
	D’ieteren Group	Distributors	144	23,962
	Elia Group SA	Electric Utilities	228	17,565
	Groupe Bruxelles Lambert NV	Financial Services	528	36,113
	KBC Group NV	Banks	1,452	112,074
	Lotus Bakeries NV	Food Products	2	22,325
	Sofina SA	Financial Services	108	24,425
	Syensqo SA	Chemicals	432	31,564
	UCB SA	Pharmaceuticals	744	148,073
	Warehouses De Pauw CVA	Industrial REITs	1,044	20,540
				793,425
	Bermuda 0.0%†
	Hiscox Ltd.	Insurance	1,920	26,042
	Chile 0.1%
	Antofagasta PLC	Metals & Mining	2,148	42,773
	Denmark 4.2%
	AP Moller - Maersk AS, Class A	Marine Transportation	17	27,241
	AP Moller - Maersk AS, Class B	Marine Transportation	26	42,981
	Carlsberg AS, Class B	Beverages	564	54,038
	Coloplast AS, Class B	Health Care Equipment & Supplies	768	83,843
	Danske Bank AS	Banks	4,032	114,047
[a]	Demant AS	Health Care Equipment & Supplies	588	21,571
	DSV AS	Air Freight & Logistics	1,188	252,229
[a]	Genmab AS	Biotechnology	384	79,582
	H Lundbeck AS	Pharmaceuticals	1,776	10,190
	H Lundbeck AS, Class A	Pharmaceuticals	312	1,447
	Novo Nordisk AS, Class B	Pharmaceuticals	19,080	1,653,762
	Novonesis (Novozymes) B, Class B	Chemicals	2,136	120,924
[a,b]	Orsted AS	Independent Power Producers & Energy Traders	1,044	46,999
	Pandora AS	Textiles, Apparel & Luxury Goods	492	89,975
	Rockwool AS, Class B	Building Products	48	17,009
	Tryg AS	Insurance	2,100	44,178
[a]	Vestas Wind Systems AS	Electrical Equipment	6,180	84,167
[a]	Zealand Pharma AS	Biotechnology	408	40,536
				2,784,719
	Finland 1.5%
	Elisa OYJ	Diversified Telecommunication Services	876	37,917
	Fortum OYJ	Electric Utilities	2,700	37,786
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,668	31,401

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Kone OYJ, Class B	Machinery	1,992	96,948
	Metso OYJ	Machinery	3,972	36,935
	Neste OYJ	Oil, Gas & Consumable Fuels	2,568	32,242
	Nokia OYJ	Communications Equipment	31,716	140,383
	Nordea Bank Abp	Banks	20,592	223,892
	Orion OYJ, Class B	Pharmaceuticals	648	28,705
	Sampo OYJ, Class A	Insurance	3,000	122,334
	Stora Enso OYJ, Class R	Paper & Forest Products	3,660	36,830
	UPM-Kymmene OYJ	Paper & Forest Products	3,132	86,139
	Valmet OYJ	Machinery	1,032	24,931
	Wartsila OYJ Abp	Machinery	3,000	53,152
				989,595
	France 15.8%
	Accor SA	Hotels, Restaurants & Leisure	1,392	67,804
	Aeroports de Paris SA	Transportation Infrastructure	192	22,208
	Air Liquide SA	Chemicals	3,492	567,417
	Airbus SE	Aerospace & Defense	3,624	580,836
[a]	Alstom SA	Machinery	2,136	47,687
[b]	Amundi SA	Capital Markets	348	23,135
	Arkema SA	Chemicals	360	27,418
	AXA SA	Insurance	10,524	374,006
[b]	Ayvens SA	Ground Transportation	828	5,612
	BioMerieux	Health Care Equipment & Supplies	252	27,008
	BNP Paribas SA	Banks	6,192	379,708
	Bollore SE	Entertainment	4,320	26,572
	Bouygues SA	Construction & Engineering	1,116	32,981
	Bureau Veritas SA	Professional Services	1,836	55,781
[a]	Canal & SADIR	Media	4,128	10,495
	Capgemini SE	IT Services	984	161,144
	Carrefour SA	Consumer Staples Distribution & Retail	3,156	44,870
	Cie de Saint-Gobain SA	Building Products	2,820	250,253
	Cie Generale des Etablissements Michelin SCA	Automobile Components	4,272	140,672
	Covivio SA	Diversified REITs	324	16,359
	Credit Agricole SA	Banks	6,204	85,378
	Danone SA	Food Products	3,864	260,556
	Dassault Aviation SA	Aerospace & Defense	108	22,054
	Dassault Systemes SE	Software	4,140	143,614
	Edenred SE	Financial Services	1,512	49,710
	Eiffage SA	Construction & Engineering	456	40,004
	Engie SA	Multi-Utilities	10,824	171,598
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,884	459,628
	Eurazeo SE	Financial Services	300	22,351
	Gecina SA	Office REITs	324	30,346
	Getlink SE	Transportation Infrastructure	2,196	35,030
	Hermes International SCA	Textiles, Apparel & Luxury Goods	209	502,526
	Ipsen SA	Pharmaceuticals	216	24,760
[a]	JCDecaux SE	Media	456	7,158
	Kering SA	Textiles, Apparel & Luxury Goods	444	109,538
	Klepierre SA	Retail REITs	1,272	36,617
[b]	La Francaise des Jeux SACA	Hotels, Restaurants & Leisure	576	22,200
	Legrand SA	Electrical Equipment	1,560	151,910
	L’Oreal SA	Personal Care Products	1,428	505,492
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,524	1,002,884
[b]	Neoen SA	Independent Power Producers & Energy Traders	432	17,768
	Orange SA	Diversified Telecommunication Services	11,820	117,843
	Pernod Ricard SA	Beverages	1,200	135,443
	Publicis Groupe SA	Media	1,404	149,746
	Remy Cointreau SA	Beverages	132	7,982
	Renault SA	Automobiles	1,188	57,880
	Rexel SA	Trading Companies & Distributors	1,368	34,847
	Safran SA	Aerospace & Defense	2,112	463,858
	Sanofi SA	Pharmaceuticals	6,780	658,120
	Sartorius Stedim Biotech	Life Sciences Tools & Services	156	30,482
	Schneider Electric SE	Electrical Equipment	3,288	820,198

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	SCOR SE	Insurance	1,056	25,850
	SEB SA	Household Durables	156	14,135
	Societe Generale SA	Banks	4,452	125,209
	Sodexo SA	Hotels, Restaurants & Leisure	504	41,517
[a]	SOITEC	Semiconductors & Semiconductor Equipment	156	14,078
	Teleperformance SE	Professional Services	348	29,953
	Thales SA	Aerospace & Defense	540	77,529
	TotalEnergies SE	Oil, Gas & Consumable Fuels	12,180	673,123
[a]	Unibail-Rodamco-Westfield	Retail REITs	636	47,892
	Veolia Environnement SA	Multi-Utilities	3,912	109,819
	Vinci SA	Construction & Engineering	3,060	316,039
	Vivendi SE	Entertainment	4,128	10,998
	Wendel SE	Financial Services	156	15,015
				10,540,644
	Germany 13.4%
	adidas AG	Textiles, Apparel & Luxury Goods	1,056	258,938
	Allianz SE	Insurance	2,412	739,048
	BASF SE	Chemicals	5,496	241,644
	Bayer AG	Pharmaceuticals	6,060	121,198
	Bayerische Motoren Werke AG	Automobiles	1,824	149,174
	Bechtle AG	IT Services	516	16,617
	Beiersdorf AG	Personal Care Products	600	77,041
	Brenntag SE	Trading Companies & Distributors	816	48,907
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	228	10,747
	Commerzbank AG	Banks	5,760	93,791
	Continental AG	Automobile Components	672	45,105
[a]	Covestro AG	Chemicals	1,080	64,864
	CTS Eventim AG & Co. KGaA	Entertainment	360	30,437
	Daimler Truck Holding AG	Machinery	3,216	122,717
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	1,308	36,732
	Deutsche Bank AG	Capital Markets	11,892	204,908
	Deutsche Boerse AG	Capital Markets	1,140	262,537
	Deutsche Lufthansa AG	Passenger Airlines	3,708	23,714
	Deutsche Post AG	Air Freight & Logistics	6,024	211,962
	Deutsche Telekom AG	Diversified Telecommunication Services	20,640	617,458
	Deutsche Wohnen SE	Real Estate Management & Development	276	6,588
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	192	7,913
	E.ON SE	Multi-Utilities	13,704	159,572
	Evonik Industries AG	Chemicals	1,536	26,610
	Fielmann Group AG	Specialty Retail	144	6,173
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	216	13,085
	Fresenius Medical Care AG	Health Care Providers & Services	1,260	57,617
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	2,556	88,772
	FUCHS SE	Chemicals	204	6,717
	GEA Group AG	Machinery	1,044	51,696
	Hannover Rueck SE	Insurance	372	92,989
	Heidelberg Materials AG	Construction Materials	804	99,322
	Henkel AG & Co. KGaA	Household Products	600	46,225
	HOCHTIEF AG	Construction & Engineering	108	14,505
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	8,028	261,028
	KION Group AG	Machinery	444	14,648
	Knorr-Bremse AG	Machinery	408	29,722
	LEG Immobilien SE	Real Estate Management & Development	456	38,625
	Mercedes-Benz Group AG	Automobiles	5,160	287,463
	Merck KGaA	Pharmaceuticals	792	114,734
	MTU Aero Engines AG	Aerospace & Defense	324	108,032
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	816	411,584
	Nemetschek SE	Software	336	32,566
	Puma SE	Textiles, Apparel & Luxury Goods	648	29,766
	Rational AG	Machinery	31	26,451
	Rheinmetall AG	Aerospace & Defense	264	168,014
	RWE AG	Independent Power Producers & Energy Traders	4,392	131,116
	SAP SE	Software	6,780	1,658,989

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Sartorius AG	Life Sciences Tools & Services	12	2,142
[b]	Scout24 SE	Interactive Media & Services	456	40,183
	Siemens AG	Industrial Conglomerates	4,584	895,044
[a]	Siemens Energy AG	Electrical Equipment	3,912	204,083
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	1,728	91,614
	Symrise AG	Chemicals	804	85,460
	Talanx AG	Insurance	372	31,645
	Traton SE	Machinery	336	9,725
	Volkswagen AG	Automobiles	180	17,176
	Vonovia SE	Real Estate Management & Development	4,368	132,616
	Wacker Chemie AG	Chemicals	120	8,703
[a,b]	Zalando SE	Specialty Retail	1,356	45,480
				8,931,932
	Ireland 0.9%
	AIB Group PLC	Banks	11,220	61,926
	Bank of Ireland Group PLC	Banks	6,204	56,572
	DCC PLC	Industrial Conglomerates	612	39,396
	Experian PLC	Professional Services	5,676	244,892
	Glanbia PLC	Food Products	1,164	16,067
	Kerry Group PLC, Class A	Food Products	924	89,222
	Kingspan Group PLC	Building Products	936	68,282
				576,357
	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	3,780	32,533
	Italy 4.2%
	A2A SpA	Multi-Utilities	9,372	20,817
	Amplifon SpA	Health Care Providers & Services	804	20,689
	Banca Mediolanum SpA	Financial Services	1,344	15,991
	Banco BPM SpA	Banks	9,384	75,910
	BPER Banca SpA	Banks	6,540	41,540
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	204	22,265
	Buzzi SpA	Construction Materials	516	19,011
	Davide Campari-Milano NV	Beverages	2,988	18,620
	DiaSorin SpA	Health Care Equipment & Supplies	132	13,608
	Enel SpA	Electric Utilities	48,024	342,433
	Eni SpA	Oil, Gas & Consumable Fuels	13,272	179,898
	Ferrari NV	Automobiles	720	307,469
	FinecoBank Banca Fineco SpA	Banks	3,780	65,719
	Generali	Insurance	7,596	214,496
	Hera SpA	Multi-Utilities	5,232	18,594
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	2,076	21,099
	Interpump Group SpA	Machinery	492	21,734
	Intesa Sanpaolo SpA	Banks	97,212	388,861
	Italgas SpA	Gas Utilities	3,036	17,008
	Leonardo SpA	Aerospace & Defense	2,496	67,019
	Mediobanca Banca di Credito Finanziario SpA	Banks	3,324	48,446
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,404	74,117
[a,b]	Nexi SpA	Financial Services	4,764	26,442
[b]	Pirelli & C SpA	Automobile Components	2,232	12,652
[b]	Poste Italiane SpA	Insurance	2,796	39,433
	Prysmian SpA	Electrical Equipment	1,776	113,396
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	612	32,067
	Reply SpA	IT Services	132	20,968
	Snam SpA	Gas Utilities	14,076	62,340
[a]	Telecom Italia SpA	Diversified Telecommunication Services	64,248	16,406
[a]	Telecom Italia SpA, pfd.	Diversified Telecommunication Services	28,092	8,421
	Terna - Rete Elettrica Nazionale	Electric Utilities	8,724	68,837
	UniCredit SpA	Banks	9,696	386,799
	Unipol Gruppo SpA	Insurance	2,328	29,000
				2,832,105

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Luxembourg 0.2%
	ArcelorMittal SA	Metals & Mining	3,024	70,236
[a,b]	CVC Capital Partners PLC	Capital Markets	1,296	28,531
	Eurofins Scientific SE	Life Sciences Tools & Services	804	41,053
	RTL Group SA	Media	228	6,304
				146,124
	Mexico 0.0%†
	Fresnillo PLC	Metals & Mining	1,140	8,873
	Netherlands 8.8%
	Aalberts NV	Machinery	600	21,335
[b]	ABN AMRO Bank NV	Banks	3,084	47,551
[a,b]	Adyen NV	Financial Services	184	273,794
	Aegon Ltd.	Insurance	6,228	36,889
	Akzo Nobel NV	Chemicals	1,056	63,379
[a]	Argenx SE	Biotechnology	372	231,124
	ASM International NV	Semiconductors & Semiconductor Equipment	288	166,648
	ASML Holding NV	Semiconductors & Semiconductor Equipment	2,424	1,703,572
	ASR Nederland NV	Insurance	924	43,802
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	480	65,758
[b]	CTP NV	Real Estate Management & Development	756	11,649
[b]	Euronext NV	Capital Markets	480	53,829
	EXOR NV	Financial Services	624	57,217
	Ferrovial SE	Construction & Engineering	2,940	123,601
[a]	Havas NV	Media	4,128	6,935
	Heineken Holding NV	Beverages	804	48,163
	Heineken NV	Beverages	1,704	121,221
	IMCD NV	Trading Companies & Distributors	348	51,711
	ING Groep NV	Banks	19,428	304,381
	JDE Peet’s NV	Food Products	960	16,432
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	5,796	188,995
	Koninklijke KPN NV	Diversified Telecommunication Services	23,376	85,084
[a]	Koninklijke Philips NV	Health Care Equipment & Supplies	4,908	124,006
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	384	16,899
	NN Group NV	Insurance	1,704	74,232
	OCI NV	Chemicals	672	7,526
	Pluxee NV	Financial Services	540	10,465
	Prosus NV	Broadline Retail	8,316	330,240
	Randstad NV	Professional Services	648	27,317
	Shell PLC	Oil, Gas & Consumable Fuels	38,244	1,185,924
	Universal Music Group NV	Entertainment	4,680	119,797
	Wolters Kluwer NV	Professional Services	1,452	241,169
				5,860,645
	Nigeria 0.0%†
[b]	Airtel Africa PLC	Wireless Telecommunication Services	6,300	8,963
	Norway 0.9%
	Aker ASA, Class A	Industrial Conglomerates	144	6,961
	Aker BP ASA	Oil, Gas & Consumable Fuels	1,908	37,245
[a,b]	AutoStore Holdings Ltd.	Machinery	6,600	6,456
	DNB Bank ASA	Banks	6,096	121,787
	Equinor ASA	Oil, Gas & Consumable Fuels	5,064	118,336
	Gjensidige Forsikring ASA	Insurance	1,068	18,901
	Kongsberg Gruppen ASA	Aerospace & Defense	456	51,392
	Mowi ASA	Food Products	2,736	46,916
	Norsk Hydro ASA	Metals & Mining	8,016	44,141
	Orkla ASA	Food Products	4,716	40,839
	Salmar ASA	Food Products	384	18,275
	Schibsted ASA, Class A	Media	444	13,761
	Schibsted ASA, Class B	Media	612	18,009
	Telenor ASA	Diversified Telecommunication Services	3,792	42,369
	Var Energi ASA	Oil, Gas & Consumable Fuels	5,496	17,077
	Yara International ASA	Chemicals	1,008	26,697
				629,162

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Poland 0.5%
[a,b]	Allegro.eu SA	Broadline Retail	3,444	22,579
	Bank Polska Kasa Opieki SA	Banks	1,068	35,655
[a,b]	Dino Polska SA	Consumer Staples Distribution & Retail	300	28,311
[a]	InPost SA	Air Freight & Logistics	1,476	25,234
	KGHM Polska Miedz SA	Metals & Mining	852	23,720
	LPP SA	Textiles, Apparel & Luxury Goods	8	30,117
[a]	mBank SA	Banks	72	9,538
	ORLEN SA	Oil, Gas & Consumable Fuels	3,588	41,000
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	5,220	75,521
	Powszechny Zaklad Ubezpieczen SA	Insurance	3,444	38,220
	Santander Bank Polska SA	Banks	240	26,588
				356,483
	Portugal 0.2%
	EDP SA	Electric Utilities	18,528	59,303
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	2,664	43,999
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,692	32,326
				135,628
	Russia 0.0%
[a,c]	Evraz PLC	Metals & Mining	10,404	—
	Spain 4.1%
	Acciona SA	Electric Utilities	144	16,209
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,248	62,599
[b]	Aena SME SA	Transportation Infrastructure	432	88,304
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	2,700	190,677
	Banco Bilbao Vizcaya Argentaria SA	Banks	35,448	346,949
	Banco de Sabadell SA	Banks	30,840	59,942
	Banco Santander SA	Banks	93,744	433,378
	Bankinter SA	Banks	3,864	30,569
	CaixaBank SA	Banks	24,024	130,255
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	3,612	114,114
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	348	6,414
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,836	19,088
	Enagas SA	Gas Utilities	1,536	18,736
	Endesa SA	Electric Utilities	1,968	42,326
[a]	Grifols SA	Biotechnology	1,632	15,460
	Iberdrola SA	Electric Utilities	36,720	505,713
	Industria de Diseno Textil SA	Specialty Retail	6,480	333,086
	Mapfre SA	Insurance	6,108	15,471
	Merlin Properties Socimi SA	Diversified REITs	2,712	28,532
	Naturgy Energy Group SA	Gas Utilities	768	18,593
	Redeia Corp. SA	Electric Utilities	2,676	45,722
	Repsol SA	Oil, Gas & Consumable Fuels	7,032	85,122
	Telefonica SA	Diversified Telecommunication Services	26,220	106,893
				2,714,152
	Sweden 4.9%
	AAK AB	Food Products	1,080	30,848
	Alfa Laval AB	Machinery	1,668	69,834
	Assa Abloy AB, Class B	Building Products	6,012	177,815
	Atlas Copco AB, Class A	Machinery	15,636	238,943
	Atlas Copco AB, Class B	Machinery	9,324	126,115
	Axfood AB	Consumer Staples Distribution & Retail	636	13,469
	Beijer Ref AB	Trading Companies & Distributors	2,508	37,021
	Boliden AB	Metals & Mining	1,692	47,548
[a]	Castellum AB	Real Estate Management & Development	2,640	28,803
	Epiroc AB, Class A	Machinery	3,864	67,336
	Epiroc AB, Class B	Machinery	2,340	36,511
	EQT AB	Capital Markets	4,524	125,329
	Essity AB, Class B	Household Products	3,708	99,233
[b]	Evolution AB	Hotels, Restaurants & Leisure	1,092	84,282
[a]	Fastighets AB Balder, Class B	Real Estate Management & Development	4,188	29,110
	Getinge AB, Class B	Health Care Equipment & Supplies	1,320	21,689

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	3,696	49,874
	Hexagon AB, Class B	Electronic Equipment, Instruments & Components	13,032	124,550
	Holmen AB, Class B	Paper & Forest Products	468	17,205
	Husqvarna AB, Class B	Machinery	2,124	11,099
	Industrivarden AB, Class A	Financial Services	708	22,388
	Industrivarden AB, Class C	Financial Services	972	30,710
	Indutrade AB	Machinery	1,656	41,515
	Investment AB Latour, Class B	Industrial Conglomerates	888	22,173
	Investor AB, Class A	Financial Services	2,928	77,432
	Investor AB, Class B	Financial Services	10,860	287,687
	L E Lundbergforetagen AB, Class B	Financial Services	456	20,676
	Lifco AB, Class B	Industrial Conglomerates	1,416	41,086
	Nibe Industrier AB, Class B	Building Products	10,656	41,701
	Saab AB, Class B	Aerospace & Defense	2,028	42,894
	Sagax AB, Class B	Real Estate Management & Development	1,332	27,269
	Sagax AB, Class D	Real Estate Management & Development	720	2,017
	Sandvik AB	Machinery	6,396	114,788
	Securitas AB, Class B	Commercial Services & Supplies	3,120	38,657
	Skandinaviska Enskilda Banken AB, Class A	Banks	9,336	127,967
	Skandinaviska Enskilda Banken AB, Class C	Banks	48	661
	Skanska AB, Class B	Construction & Engineering	2,112	44,479
	SKF AB, Class B	Machinery	2,064	38,780
	SSAB AB, Class A	Metals & Mining	1,176	4,786
	SSAB AB, Class B	Metals & Mining	3,744	14,879
	Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	3,684	46,828
	Svenska Handelsbanken AB, Class A	Banks	8,484	87,687
	Svenska Handelsbanken AB, Class B	Banks	228	3,068
	Sweco AB, Class B	Construction & Engineering	1,248	18,603
	Swedbank AB, Class A	Banks	5,328	105,265
[a]	Swedish Orphan Biovitrum AB	Biotechnology	1,128	32,403
	Tele2 AB, Class B	Wireless Telecommunication Services	3,348	33,104
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	17,136	139,393
	Telia Co. AB	Diversified Telecommunication Services	14,388	39,938
	Trelleborg AB, Class B	Machinery	1,320	45,229
	Volvo AB, Class A	Machinery	1,164	28,465
	Volvo AB, Class B	Machinery	9,696	235,703
[a]	Volvo Car AB, Class B	Automobiles	3,924	8,516
				3,303,361
	Switzerland 14.3%
	ABB Ltd.	Electrical Equipment	9,804	530,849
	Adecco Group AG	Professional Services	996	24,574
	Alcon AG	Health Care Equipment & Supplies	3,048	258,639
	Avolta AG	Specialty Retail	660	26,466
	Bachem Holding AG, Class B	Life Sciences Tools & Services	192	12,267
	Baloise Holding AG	Insurance	276	49,977
	Banque Cantonale Vaudoise	Banks	180	16,585
	Barry Callebaut AG	Food Products	22	29,228
	Belimo Holding AG	Building Products	60	39,691
	BKW AG	Electric Utilities	120	19,889
	Chocoladefabriken Lindt & Spruengli AG	Food Products	12	133,341
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	3,276	498,494
	Clariant AG	Chemicals	1,380	15,365
	Coca-Cola HBC AG	Beverages	1,260	43,112
	DKSH Holding AG	Trading Companies & Distributors	216	16,041
	DSM-Firmenich AG	Chemicals	1,068	108,070
	Emmi AG	Food Products	12	9,746
	EMS-Chemie Holding AG	Chemicals	48	32,388
	Flughafen Zurich AG	Transportation Infrastructure	120	28,813
[a]	Galderma Group AG	Pharmaceuticals	456	50,639
	Geberit AG	Building Products	204	115,838
	Georg Fischer AG	Machinery	504	38,179
	Givaudan SA	Chemicals	49	214,437
	Helvetia Holding AG	Insurance	216	35,609
	Julius Baer Group Ltd.	Capital Markets	1,272	82,334

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Kuehne & Nagel International AG	Marine Transportation	300	68,789
	Logitech International SA	Technology Hardware, Storage & Peripherals	936	77,503
	Lonza Group AG	Life Sciences Tools & Services	444	262,505
	Nestle SA	Food Products	15,888	1,312,765
	Novartis AG	Pharmaceuticals	12,348	1,208,571
	Partners Group Holding AG	Capital Markets	138	187,299
	PSP Swiss Property AG	Real Estate Management & Development	276	39,257
	Roche Holding AG	Pharmaceuticals	4,272	1,204,409
	Roche Holding AG	Pharmaceuticals	228	68,079
	Sandoz Group AG	Pharmaceuticals	2,676	109,757
	Schindler Holding AG, PC	Machinery	252	69,628
	Schindler Holding AG	Machinery	132	36,050
	SGS SA	Professional Services	912	91,457
	SIG Group AG	Containers & Packaging	2,040	40,248
	Sika AG	Chemicals	936	222,884
	Sonova Holding AG	Health Care Equipment & Supplies	300	98,086
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,020	101,050
	Straumann Holding AG	Health Care Equipment & Supplies	660	83,206
	Swatch Group AG	Textiles, Apparel & Luxury Goods	180	32,772
	Swatch Group AG	Textiles, Apparel & Luxury Goods	324	11,476
	Swiss Life Holding AG	Insurance	168	129,691
	Swiss Prime Site AG	Real Estate Management & Development	480	52,330
	Swiss Re AG	Insurance	1,788	258,853
	Swisscom AG	Diversified Telecommunication Services	156	86,844
	Tecan Group AG	Life Sciences Tools & Services	72	16,096
	Temenos AG	Software	372	26,312
	UBS Group AG	Capital Markets	19,812	606,220
[b]	VAT Group AG	Machinery	168	63,548
	Zurich Insurance Group AG	Insurance	900	535,084
				9,531,340
	United Kingdom 19.9%
	3i Group PLC	Capital Markets	5,748	256,565
	Admiral Group PLC	Insurance	1,788	59,207
	Anglo American PLC	Metals & Mining	7,644	226,314
	Ashtead Group PLC	Trading Companies & Distributors	2,700	167,890
	Associated British Foods PLC	Food Products	1,944	49,740
	AstraZeneca PLC	Pharmaceuticals	9,252	1,212,949
[b]	Auto Trader Group PLC	Interactive Media & Services	5,508	54,703
	Aviva PLC	Insurance	16,764	98,426
	B&M European Value Retail SA	Broadline Retail	5,688	26,144
	BAE Systems PLC	Aerospace & Defense	18,804	270,473
	Barclays PLC	Banks	89,616	300,958
	Barratt Redrow PLC	Household Durables	8,436	46,498
	Beazley PLC	Insurance	3,900	39,881
	Berkeley Group Holdings PLC	Household Durables	602	29,404
	BP PLC	Oil, Gas & Consumable Fuels	99,432	489,398
	British American Tobacco PLC	Tobacco	12,360	445,814
	British Land Co. PLC	Diversified REITs	6,156	27,786
	BT Group PLC	Diversified Telecommunication Services	39,168	70,662
	Bunzl PLC	Trading Companies & Distributors	2,076	85,695
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	2,208	27,100
	Centrica PLC	Multi-Utilities	31,848	53,288
	Compass Group PLC	Hotels, Restaurants & Leisure	10,536	351,258
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	10,092	27,958
	Croda International PLC	Chemicals	864	36,628
	Diageo PLC	Beverages	13,752	437,034
	Diploma PLC	Trading Companies & Distributors	828	44,072
	DS Smith PLC	Containers & Packaging	8,532	57,915
	Endeavour Mining PLC	Metals & Mining	1,236	22,059
[a]	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	1,092	283,371
	GSK PLC	Pharmaceuticals	24,696	416,463
	Haleon PLC	Personal Care Products	46,632	220,409
	Halma PLC	Electronic Equipment, Instruments & Components	2,352	79,208
	Hargreaves Lansdown PLC	Capital Markets	2,352	32,343

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Hikma Pharmaceuticals PLC	Pharmaceuticals	1,008	25,160
	Howden Joinery Group PLC	Trading Companies & Distributors	3,384	33,629
	HSBC Holdings PLC	Banks	112,164	1,103,144
	IMI PLC	Machinery	1,584	36,125
	Imperial Brands PLC	Tobacco	5,232	167,287
	Informa PLC	Media	8,232	82,313
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	984	122,669
	Intermediate Capital Group PLC	Capital Markets	1,644	42,538
	International Consolidated Airlines Group SA	Passenger Airlines	14,232	53,811
	Intertek Group PLC	Professional Services	996	58,977
	J Sainsbury PLC	Consumer Staples Distribution & Retail	11,676	40,009
	JD Sports Fashion PLC	Specialty Retail	15,252	18,318
	Kingfisher PLC	Specialty Retail	11,292	35,171
	Land Securities Group PLC	Diversified REITs	4,632	33,879
	Legal & General Group PLC	Insurance	36,564	105,232
	Lloyds Banking Group PLC	Banks	378,840	259,909
	London Stock Exchange Group PLC	Capital Markets	3,072	434,176
	M&G PLC	Financial Services	13,512	33,481
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	12,624	59,368
	Melrose Industries PLC	Aerospace & Defense	7,944	55,098
	National Grid PLC	Multi-Utilities	30,108	358,219
	NatWest Group PLC	Banks	42,840	215,738
	Next PLC	Broadline Retail	720	85,646
[a,c]	NMC Health PLC	Health Care Providers & Services	1,159	—
	Pearson PLC	Diversified Consumer Services	4,128	66,278
	Persimmon PLC	Household Durables	1,968	29,527
	Phoenix Group Holdings PLC	Insurance	4,668	29,816
	Prudential PLC	Insurance	16,620	132,591
	Reckitt Benckiser Group PLC	Household Products	4,260	257,851
	RELX PLC	Professional Services	11,532	524,125
	Rentokil Initial PLC	Commercial Services & Supplies	15,600	78,306
	Rightmove PLC	Interactive Media & Services	4,800	38,582
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense	52,452	373,518
	RS Group PLC	Trading Companies & Distributors	2,940	25,093
	Sage Group PLC	Software	6,204	98,911
	Schroders PLC	Capital Markets	5,196	21,058
	Segro PLC	Industrial REITs	8,304	72,924
	Severn Trent PLC	Water Utilities	1,620	50,885
	Smith & Nephew PLC	Health Care Equipment & Supplies	5,316	66,005
	Smiths Group PLC	Industrial Conglomerates	2,148	46,244
	Spirax Group PLC	Machinery	456	39,149
	SSE PLC	Electric Utilities	6,732	135,236
	St. James’s Place PLC	Capital Markets	3,420	37,178
	Standard Chartered PLC	Banks	12,480	154,518
	Taylor Wimpey PLC	Household Durables	21,948	33,562
	Tesco PLC	Consumer Staples Distribution & Retail	42,120	194,282
	Unilever PLC	Personal Care Products	15,240	868,057
	UNITE Group PLC	Residential REITs	2,508	25,332
	United Utilities Group PLC	Water Utilities	4,248	55,942
	Vodafone Group PLC	Wireless Telecommunication Services	130,320	111,474
	Weir Group PLC	Machinery	1,608	43,983
	Whitbread PLC	Hotels, Restaurants & Leisure	1,092	40,290
[a]	Wise PLC, Class A	Financial Services	4,656	62,160
	WPP PLC	Media	6,624	68,640
				13,289,027
	United States 1.8%
	CRH PLC	Construction Materials	4,176	387,754
	Holcim AG, Class B	Construction Materials	3,468	334,306
[a]	Qiagen NV	Life Sciences Tools & Services	1,320	58,836
	Smurfit WestRock PLC	Containers & Packaging	3,180	171,890
	Stellantis NV	Automobiles	12,900	168,177

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Tenaris SA	Energy Equipment & Services	2,712	50,746
				1,171,709
	Total Common Stocks (Cost $69,963,194)			65,704,853
	Preferred Stocks 0.4%
	Germany 0.4%
[d]	Bayerische Motoren Werke AG, 8.315%, pfd.	Automobiles	336	25,190
[d]	FUCHS SE, 2.664%, pfd.	Chemicals	396	17,083
[d]	Henkel AG & Co. KGaA, 2.184%, pfd.	Household Products	1,008	88,408
[d]	Sartorius AG, 0.344%, pfd.	Life Sciences Tools & Services	156	34,763
[d]	Volkswagen AG, 10.175%, pfd.	Automobiles	1,116	102,896
				268,340
	Spain 0.0%†
[a]	Grifols SA, Class B, pfd.	Biotechnology	1,548	11,325
	Total Preferred Stocks (Cost $423,629)			279,665
	Total Investments before Short-Term Investments (Cost $70,386,823)			65,984,518
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	281	281
	Total Short-Term Investments (Cost $281)			281
	Total Investments (Cost $70,387,104) 98.8%			65,984,799
	Other Assets, less Liabilities 1.2%			778,662
	Net Assets 100.0%			$ 66,763,461
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $1,351,834, representing 2.0% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	10	$ 505,428	3/21/25	$ (9,792)
FTSE 100 Index	Long	2	204,905	3/21/25	(1,819)
Total Futures Contracts					$(11,611)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Eurozone ETF	Industry	Shares	Value
	Common Stocks 98.9%
	Austria 0.7%
	ANDRITZ AG	Machinery	248	$ 12,578
	Erste Group Bank AG	Banks	1,108	68,450
	OMV AG	Oil, Gas & Consumable Fuels	516	19,951
	Raiffeisen Bank International AG	Banks	464	9,489
	Telekom Austria AG	Diversified Telecommunication Services	324	2,671
	Verbund AG	Electric Utilities	232	16,817
	voestalpine AG	Metals & Mining	388	7,365
				137,321
	Belgium 2.4%
	Ackermans & van Haaren NV	Construction & Engineering	80	15,781
	Ageas SA	Insurance	604	29,333
	Anheuser-Busch InBev SA	Beverages	3,284	164,078
	D’ieteren Group	Distributors	84	13,978
	Elia Group SA	Electric Utilities	144	11,094
	Groupe Bruxelles Lambert NV	Financial Services	308	21,065
	KBC Group NV	Banks	844	65,145
	Lotus Bakeries NV	Food Products	1	11,163
	Sofina SA	Financial Services	64	14,474
	Syensqo SA	Chemicals	256	18,705
	UCB SA	Pharmaceuticals	436	86,774
	Warehouses De Pauw CVA	Industrial REITs	624	12,277
				463,867
	Finland 3.0%
	Elisa OYJ	Diversified Telecommunication Services	516	22,334
	Fortum OYJ	Electric Utilities	1,576	22,056
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	972	18,298
	Kone OYJ, Class B	Machinery	1,176	57,234
	Metso OYJ	Machinery	2,320	21,573
	Neste OYJ	Oil, Gas & Consumable Fuels	1,468	18,431
	Nokia OYJ	Communications Equipment	18,440	81,620
	Nordea Bank Abp	Banks	11,956	129,995
	Orion OYJ, Class B	Pharmaceuticals	384	17,011
	Sampo OYJ, Class A	Insurance	1,748	71,280
	Stora Enso OYJ, Class R	Paper & Forest Products	2,128	21,414
	UPM-Kymmene OYJ	Paper & Forest Products	1,836	50,495
	Valmet OYJ	Machinery	592	14,302
	Wartsila OYJ Abp	Machinery	1,728	30,616
				576,659
	France 31.8%
	Accor SA	Hotels, Restaurants & Leisure	816	39,747
	Aeroports de Paris SA	Transportation Infrastructure	116	13,417
	Air Liquide SA	Chemicals	2,032	330,181
	Airbus SE	Aerospace & Defense	2,112	338,500
[a]	Alstom SA	Machinery	1,252	27,951
[b]	Amundi SA	Capital Markets	204	13,562
	Arkema SA	Chemicals	208	15,842
	AXA SA	Insurance	6,120	217,495
[b]	Ayvens SA	Ground Transportation	496	3,362
	BioMerieux	Health Care Equipment & Supplies	148	15,862
	BNP Paribas SA	Banks	3,600	220,760
	Bollore SE	Entertainment	2,528	15,549
	Bouygues SA	Construction & Engineering	640	18,914
	Bureau Veritas SA	Professional Services	1,080	32,812
	Capgemini SE	IT Services	576	94,328
	Carrefour SA	Consumer Staples Distribution & Retail	1,824	25,933
	Cie de Saint-Gobain SA	Building Products	1,648	146,247
	Cie Generale des Etablissements Michelin SCA	Automobile Components	2,484	81,795

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Covivio SA	Diversified REITs	192	9,694
	Credit Agricole SA	Banks	3,596	49,487
	Danone SA	Food Products	2,252	151,856
	Dassault Aviation SA	Aerospace & Defense	65	13,273
	Dassault Systemes SE	Software	2,408	83,532
	Edenred SE	Financial Services	880	28,932
	Eiffage SA	Construction & Engineering	264	23,160
	Engie SA	Multi-Utilities	6,312	100,067
	EssilorLuxottica SA	Health Care Equipment & Supplies	1,096	267,384
	Eurazeo SE	Financial Services	172	12,815
	Gecina SA	Office REITs	180	16,859
	Getlink SE	Transportation Infrastructure	1,248	19,908
	Hermes International SCA	Textiles, Apparel & Luxury Goods	122	293,341
	Ipsen SA	Pharmaceuticals	124	14,214
[a]	JCDecaux SE	Media	264	4,144
	Kering SA	Textiles, Apparel & Luxury Goods	259	63,897
	Klepierre SA	Retail REITs	740	21,302
[b]	La Francaise des Jeux SACA	Hotels, Restaurants & Leisure	352	13,567
	Legrand SA	Electrical Equipment	908	88,420
	L’Oreal SA	Personal Care Products	828	293,100
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	885	582,383
[b]	Neoen SA	Independent Power Producers & Energy Traders	236	9,707
	Orange SA	Diversified Telecommunication Services	6,876	68,552
	Pernod Ricard SA	Beverages	700	79,009
	Publicis Groupe SA	Media	816	87,032
	Remy Cointreau SA	Beverages	88	5,322
	Renault SA	Automobiles	680	33,130
	Rexel SA	Trading Companies & Distributors	796	20,277
	Safran SA	Aerospace & Defense	1,232	270,584
	Sanofi SA	Pharmaceuticals	3,956	384,000
	Sartorius Stedim Biotech	Life Sciences Tools & Services	92	17,977
	Schneider Electric SE	Electrical Equipment	1,916	477,950
	SCOR SE	Insurance	612	14,981
	SEB SA	Household Durables	92	8,336
	Societe Generale SA	Banks	2,588	72,785
	Sodexo SA	Hotels, Restaurants & Leisure	296	24,383
[a]	SOITEC	Semiconductors & Semiconductor Equipment	88	7,942
	Teleperformance SE	Professional Services	204	17,558
	Thales SA	Aerospace & Defense	316	45,369
	TotalEnergies SE	Oil, Gas & Consumable Fuels	7,096	392,158
[a]	Unibail-Rodamco-Westfield	Retail REITs	372	28,012
	Veolia Environnement SA	Multi-Utilities	2,292	64,342
	Vinci SA	Construction & Engineering	1,784	184,253
	Vivendi SE	Entertainment	2,408	6,416
	Wendel SE	Financial Services	96	9,240
				6,132,907
	Germany 26.9%
	adidas AG	Textiles, Apparel & Luxury Goods	620	152,028
	Allianz SE	Insurance	1,404	430,192
	BASF SE	Chemicals	3,196	140,520
	Bayer AG	Pharmaceuticals	3,528	70,559
	Bayerische Motoren Werke AG	Automobiles	1,056	86,364
	Bechtle AG	IT Services	296	9,532
	Beiersdorf AG	Personal Care Products	356	45,711
	Brenntag SE	Trading Companies & Distributors	464	27,810
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	132	6,222
	Commerzbank AG	Banks	3,348	54,516
	Continental AG	Automobile Components	384	25,775
[a]	Covestro AG	Chemicals	624	37,477
	CTS Eventim AG & Co. KGaA	Entertainment	212	17,924
	Daimler Truck Holding AG	Machinery	1,876	71,585
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	752	21,118
	Deutsche Bank AG	Capital Markets	6,936	119,512
	Deutsche Boerse AG	Capital Markets	664	152,916

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Deutsche Lufthansa AG	Passenger Airlines	2,148	13,737
	Deutsche Post AG	Air Freight & Logistics	3,496	123,011
	Deutsche Telekom AG	Diversified Telecommunication Services	12,024	359,705
	Deutsche Wohnen SE	Real Estate Management & Development	176	4,201
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	112	4,616
	E.ON SE	Multi-Utilities	7,968	92,781
	Evonik Industries AG	Chemicals	912	15,799
	Fielmann Group AG	Specialty Retail	88	3,773
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	132	7,996
	Fresenius Medical Care AG	Health Care Providers & Services	736	33,656
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	1,484	51,540
	FUCHS SE	Chemicals	112	3,688
	GEA Group AG	Machinery	604	29,909
	Hannover Rueck SE	Insurance	216	53,993
	Heidelberg Materials AG	Construction Materials	468	57,814
	Henkel AG & Co. KGaA	Household Products	348	26,810
	HOCHTIEF AG	Construction & Engineering	64	8,596
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,668	151,779
	KION Group AG	Machinery	256	8,446
	Knorr-Bremse AG	Machinery	240	17,483
	LEG Immobilien SE	Real Estate Management & Development	268	22,701
	Mercedes-Benz Group AG	Automobiles	3,008	167,575
	Merck KGaA	Pharmaceuticals	464	67,218
	MTU Aero Engines AG	Aerospace & Defense	192	64,019
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	476	240,091
	Nemetschek SE	Software	196	18,997
	Puma SE	Textiles, Apparel & Luxury Goods	380	17,455
	Rational AG	Machinery	17	14,505
	Rheinmetall AG	Aerospace & Defense	156	99,281
	RWE AG	Independent Power Producers & Energy Traders	2,556	76,305
	SAP SE	Software	3,944	965,052
	Sartorius AG	Life Sciences Tools & Services	8	1,428
[b]	Scout24 SE	Interactive Media & Services	260	22,911
	Siemens AG	Industrial Conglomerates	2,672	521,718
[a]	Siemens Energy AG	Electrical Equipment	2,272	118,527
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	996	52,806
	Symrise AG	Chemicals	464	49,320
	Talanx AG	Insurance	212	18,034
	Traton SE	Machinery	188	5,441
	Volkswagen AG	Automobiles	104	9,924
	Vonovia SE	Real Estate Management & Development	2,532	76,874
	Wacker Chemie AG	Chemicals	68	4,932
[a,b]	Zalando SE	Specialty Retail	780	26,161
				5,200,369
	Ireland 0.9%
	AIB Group PLC	Banks	6,596	36,405
	Bank of Ireland Group PLC	Banks	3,620	33,010
	Glanbia PLC	Food Products	680	9,386
	Kerry Group PLC, Class A	Food Products	536	51,756
	Kingspan Group PLC	Building Products	548	39,977
				170,534
	Italy 8.6%
	A2A SpA	Multi-Utilities	5,540	12,305
	Amplifon SpA	Health Care Providers & Services	464	11,940
	Banca Mediolanum SpA	Financial Services	780	9,280
	Banco BPM SpA	Banks	5,424	43,876
	BPER Banca SpA	Banks	3,820	24,264
	Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	124	13,534
	Buzzi SpA	Construction Materials	308	11,348
	Davide Campari-Milano NV	Beverages	1,776	11,067
	DiaSorin SpA	Health Care Equipment & Supplies	76	7,835
	Enel SpA	Electric Utilities	27,920	199,082

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Eni SpA	Oil, Gas & Consumable Fuels	7,732	104,805
	Ferrari NV	Automobiles	420	179,357
	FinecoBank Banca Fineco SpA	Banks	2,204	38,319
	Generali	Insurance	4,432	125,151
	Hera SpA	Multi-Utilities	3,112	11,060
[b]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	1,252	12,725
	Interpump Group SpA	Machinery	280	12,369
	Intesa Sanpaolo SpA	Banks	56,512	226,056
	Italgas SpA	Gas Utilities	1,724	9,658
	Leonardo SpA	Aerospace & Defense	1,444	38,772
	Mediobanca Banca di Credito Finanziario SpA	Banks	1,968	28,683
	Moncler SpA	Textiles, Apparel & Luxury Goods	808	42,654
[a,b]	Nexi SpA	Financial Services	2,788	15,474
[b]	Pirelli & C SpA	Automobile Components	1,344	7,618
[b]	Poste Italiane SpA	Insurance	1,608	22,678
	Prysmian SpA	Electrical Equipment	1,040	66,403
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	344	18,024
	Reply SpA	IT Services	80	12,708
	Snam SpA	Gas Utilities	8,220	36,405
[a]	Telecom Italia SpA	Diversified Telecommunication Services	36,448	9,307
[a]	Telecom Italia SpA, pfd.	Diversified Telecommunication Services	17,036	5,107
	Terna - Rete Elettrica Nazionale	Electric Utilities	5,076	40,052
	UniCredit SpA	Banks	5,636	224,835
	Unipol Gruppo SpA	Insurance	1,356	16,892
				1,649,643
	Luxembourg 0.4%
	ArcelorMittal SA	Metals & Mining	1,748	40,600
[a,b]	CVC Capital Partners PLC	Capital Markets	764	16,819
	Eurofins Scientific SE	Life Sciences Tools & Services	464	23,692
	RTL Group SA	Media	140	3,871
				84,982
	Netherlands 14.1%
	Aalberts NV	Machinery	348	12,375
[b]	ABN AMRO Bank NV	Banks	1,760	27,137
[a,b]	Adyen NV	Financial Services	107	159,217
	Aegon Ltd.	Insurance	3,624	21,465
	Akzo Nobel NV	Chemicals	616	36,971
[a]	Argenx SE	Biotechnology	212	131,716
	ASM International NV	Semiconductors & Semiconductor Equipment	168	97,211
	ASML Holding NV	Semiconductors & Semiconductor Equipment	1,416	995,156
	ASR Nederland NV	Insurance	532	25,220
	BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	280	38,359
[b]	CTP NV	Real Estate Management & Development	404	6,225
[b]	Euronext NV	Capital Markets	284	31,849
	EXOR NV	Financial Services	360	33,010
	Ferrovial SE	Construction & Engineering	1,712	71,975
[a]	Havas NV	Media	2,408	4,045
	Heineken Holding NV	Beverages	476	28,514
	Heineken NV	Beverages	996	70,854
	IMCD NV	Trading Companies & Distributors	204	30,313
	ING Groep NV	Banks	11,324	177,414
	JDE Peet’s NV	Food Products	564	9,654
	Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	3,380	110,215
	Koninklijke KPN NV	Diversified Telecommunication Services	13,508	49,166
[a]	Koninklijke Philips NV	Health Care Equipment & Supplies	2,860	72,261
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	224	9,858
	NN Group NV	Insurance	976	42,518
	OCI NV	Chemicals	392	4,390
	Pluxee NV	Financial Services	312	6,047
	Prosus NV	Broadline Retail	4,836	192,044
	Randstad NV	Professional Services	372	15,682
	Universal Music Group NV	Entertainment	2,708	69,318

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Wolters Kluwer NV	Professional Services	848	140,848
				2,721,027
	Poland 0.1%
[a]	InPost SA	Air Freight & Logistics	864	14,771
	Portugal 0.4%
	EDP SA	Electric Utilities	10,704	34,261
	Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,528	25,237
	Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,012	19,334
				78,832
	Russia 0.0%
[a,c]	Evraz PLC	Metals & Mining	1,168	—
	Spain 8.2%
	Acciona SA	Electric Utilities	84	9,455
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	724	36,315
[b]	Aena SME SA	Transportation Infrastructure	252	51,511
	Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,564	110,451
	Banco Bilbao Vizcaya Argentaria SA	Banks	20,644	202,054
	Banco de Sabadell SA	Banks	17,928	34,845
	Banco Santander SA	Banks	54,652	252,656
	Bankinter SA	Banks	2,280	18,038
	CaixaBank SA	Banks	13,924	75,494
[a,b]	Cellnex Telecom SA	Diversified Telecommunication Services	2,116	66,851
	Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	204	3,760
	EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,080	11,228
	Enagas SA	Gas Utilities	900	10,978
	Endesa SA	Electric Utilities	1,124	24,174
[a]	Grifols SA	Biotechnology	952	9,018
	Iberdrola SA	Electric Utilities	21,400	294,724
	Industria de Diseno Textil SA	Specialty Retail	3,776	194,095
	Mapfre SA	Insurance	3,556	9,007
	Merlin Properties Socimi SA	Diversified REITs	1,584	16,665
	Naturgy Energy Group SA	Gas Utilities	460	11,137
	Redeia Corp. SA	Electric Utilities	1,548	26,449
	Repsol SA	Oil, Gas & Consumable Fuels	4,084	49,437
	Telefonica SA	Diversified Telecommunication Services	15,252	62,179
				1,580,521
	Switzerland 0.6%
	DSM-Firmenich AG	Chemicals	624	63,142
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,336	58,719
				121,861
	United Kingdom 0.0%
[a,c]	NMC Health PLC	Health Care Providers & Services	60	—
	United States 0.8%
[a]	Qiagen NV	Life Sciences Tools & Services	784	34,945
	Stellantis NV	Automobiles	7,512	97,933
	Tenaris SA	Energy Equipment & Services	1,568	29,340
				162,218
	Total Common Stocks (Cost $19,096,249)			19,095,512
	Preferred Stocks 0.9%
	Germany 0.8%
[d]	Bayerische Motoren Werke AG, 8.315%, pfd.	Automobiles	200	14,994
[d]	FUCHS SE, 2.664%, pfd.	Chemicals	224	9,663
[d]	Henkel AG & Co. KGaA, 2.184%, pfd.	Household Products	588	51,572
[d]	Sartorius AG, 0.344%, pfd.	Life Sciences Tools & Services	91	20,278
[d]	Volkswagen AG, 10.175%, pfd.	Automobiles	656	60,484
				156,991

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Spain 0.1%
[a]	Grifols SA, Class B, pfd.	Biotechnology	940	6,877
	Total Preferred Stocks (Cost $225,069)			163,868
	Total Investments before Short-Term Investments (Cost $19,321,318)			19,259,380
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[e,f]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	77	77
	Total Short-Term Investments (Cost $77)			77
	Total Investments (Cost $19,321,395) 99.8%			19,259,457
	Other Assets, less Liabilities 0.2%			47,982
	Net Assets 100.0%			$ 19,307,439
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $585,914, representing 3.0% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]The rate shown is the annualized seven-day effective yield at period end.
[f]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
EURO STOXX 50 Index	Long	1	$ 50,543	3/21/25	$ (1,037)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Germany ETF	Industry	Shares	Value
	Common Stocks 96.8%
	Germany 96.1%
	adidas AG	Textiles, Apparel & Luxury Goods	2,860	$ 701,290
	Allianz SE	Insurance	6,480	1,985,501
	BASF SE	Chemicals	14,800	650,716
	Bayer AG	Pharmaceuticals	16,320	326,394
	Bayerische Motoren Werke AG	Automobiles	4,900	400,741
	Bechtle AG	IT Services	1,380	44,442
	Beiersdorf AG	Personal Care Products	1,640	210,579
	Brenntag SE	Trading Companies & Distributors	2,160	129,459
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	620	29,224
	Commerzbank AG	Banks	15,460	251,739
	Continental AG	Automobile Components	1,780	119,476
[a]	Covestro AG	Chemicals	2,880	172,970
	CTS Eventim AG & Co. KGaA	Entertainment	980	82,858
	Daimler Truck Holding AG	Machinery	8,680	331,213
[a,b]	Delivery Hero SE	Hotels, Restaurants & Leisure	3,480	97,728
	Deutsche Bank AG	Capital Markets	32,080	552,762
	Deutsche Boerse AG	Capital Markets	3,080	709,309
	Deutsche Lufthansa AG	Passenger Airlines	9,780	62,546
	Deutsche Post AG	Air Freight & Logistics	16,180	569,314
	Deutsche Telekom AG	Diversified Telecommunication Services	55,600	1,663,307
	Deutsche Wohnen SE	Real Estate Management & Development	840	20,049
[b]	DWS Group GmbH & Co. KGaA	Capital Markets	540	22,255
	E.ON SE	Multi-Utilities	36,800	428,506
	Evonik Industries AG	Chemicals	4,180	72,414
	Fielmann Group AG	Specialty Retail	400	17,148
[a]	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	600	36,346
	Fresenius Medical Care AG	Health Care Providers & Services	3,360	153,645
[a]	Fresenius SE & Co. KGaA	Health Care Providers & Services	6,840	237,558
	FUCHS SE	Chemicals	500	16,464
	GEA Group AG	Machinery	2,780	137,659
	Hannover Rueck SE	Insurance	1,000	249,970
	Heidelberg Materials AG	Construction Materials	2,160	266,836
	Henkel AG & Co. KGaA	Household Products	1,620	124,807
	HOCHTIEF AG	Construction & Engineering	300	40,291
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	21,560	701,017
	KION Group AG	Machinery	1,220	40,249
	Knorr-Bremse AG	Machinery	1,080	78,675
	LEG Immobilien SE	Real Estate Management & Development	1,240	105,033
	Mercedes-Benz Group AG	Automobiles	13,940	776,596
	Merck KGaA	Pharmaceuticals	2,160	312,912
	MTU Aero Engines AG	Aerospace & Defense	900	300,088
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	2,196	1,107,645
	Nemetschek SE	Software	900	87,231
	Puma SE	Textiles, Apparel & Luxury Goods	1,740	79,927
	Rational AG	Machinery	80	68,260
	Rheinmetall AG	Aerospace & Defense	720	458,221
	RWE AG	Independent Power Producers & Energy Traders	11,880	354,659
	SAP SE	Software	18,240	4,463,121
	Sartorius AG	Life Sciences Tools & Services	40	7,141
[b]	Scout24 SE	Interactive Media & Services	1,220	107,508
	Siemens AG	Industrial Conglomerates	12,360	2,413,338
[a]	Siemens Energy AG	Electrical Equipment	10,540	549,856
[b]	Siemens Healthineers AG	Health Care Equipment & Supplies	4,640	246,002
	Symrise AG	Chemicals	2,160	229,595
	Talanx AG	Insurance	1,000	85,066
	Traton SE	Machinery	840	24,311
	Volkswagen AG	Automobiles	480	45,802
	Vonovia SE	Real Estate Management & Development	11,680	354,615

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Wacker Chemie AG	Chemicals	320	23,208
[a,b]	Zalando SE	Specialty Retail	3,660	122,756
				24,058,348
	Luxembourg 0.1%
	RTL Group SA	Media	620	17,142
	United States 0.6%
[a]	Qiagen NV	Life Sciences Tools & Services	3,600	160,463
	Total Common Stocks (Cost $24,239,246)			24,235,953
	Preferred Stocks 2.9%
	Germany 2.9%
[c]	Bayerische Motoren Werke AG, 8.315%, pfd.	Automobiles	960	71,971
[c]	FUCHS SE, 2.664%, pfd.	Chemicals	1,020	44,002
[c]	Henkel AG & Co. KGaA, 2.184%, pfd.	Household Products	2,720	238,562
[c]	Sartorius AG, 0.344%, pfd.	Life Sciences Tools & Services	420	93,593
[c]	Volkswagen AG, 10.175%, pfd.	Automobiles	3,040	280,291
	Total Preferred Stocks (Cost $1,106,640)			728,419
	Total Investments (Cost $25,345,886) 99.7%			24,964,372
	Other Assets, less Liabilities 0.3%			68,624
	Net Assets 100.0%			$ 25,032,996
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $596,249, representing 2.4% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro DAX	Long	3	$ 62,292	3/21/25	$ (1,220)

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Hong Kong ETF	Industry	Shares	Value
	Common Stocks 100.0%
	Cambodia 0.1%
[a]	NagaCorp Ltd.	Hotels, Restaurants & Leisure	42,000	$ 15,734
	China 12.0%
	AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	21,500	103,792
	BOC Hong Kong Holdings Ltd.	Banks	115,500	370,976
[b]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	54,600	52,646
	Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	56,000	48,517
[b]	ESR Group Ltd., Class H	Real Estate Management & Development	85,400	131,267
[a]	HUTCHMED China Ltd.	Pharmaceuticals	16,000	46,447
	Kerry Logistics Network Ltd.	Air Freight & Logistics	9,000	7,971
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	248,000	321,815
[a]	MMG Ltd.	Metals & Mining	112,000	36,911
	Nexteer Automotive Group Ltd.	Automobile Components	28,000	11,967
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	36,000	24,563
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	24,500	195,547
	SITC International Holdings Co. Ltd.	Marine Transportation	41,000	109,257
				1,461,676
	Hong Kong 76.3%
	AIA Group Ltd.	Insurance	338,800	2,455,531
	ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	10,200	98,350
	Bank of East Asia Ltd., Class A	Banks	44,800	56,865
	Cathay Pacific Airways Ltd., Class A	Passenger Airlines	33,000	40,528
	Champion REIT, Class A	Office REITs	56,000	12,472
	CK Asset Holdings Ltd.	Real Estate Management & Development	61,500	252,557
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	19,200	142,740
	CLP Holdings Ltd.	Electric Utilities	53,000	445,536
	Dah Sing Banking Group Ltd., Class A	Banks	11,200	11,823
	DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	9,800	22,638
	Hang Lung Group Ltd.	Real Estate Management & Development	28,000	37,704
	Hang Lung Properties Ltd.	Real Estate Management & Development	56,000	44,913
	Hang Seng Bank Ltd.	Banks	23,100	284,143
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	42,000	127,601
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	350,000	279,804
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	38,500	1,461,106
	Hongkong Land Holdings Ltd.	Real Estate Management & Development	32,900	146,405
	Huabao International Holdings Ltd.	Chemicals	28,000	7,606
	Hysan Development Co. Ltd.	Real Estate Management & Development	21,000	32,008
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	6,410	262,618
	Johnson Electric Holdings Ltd.	Automobile Components	11,500	16,137
	Kerry Properties Ltd.	Real Estate Management & Development	19,500	39,061
	Link REIT	Retail REITs	81,900	346,348
	Man Wah Holdings Ltd.	Household Durables	47,600	29,474
[a]	Melco International Development Ltd.	Hotels, Restaurants & Leisure	24,000	13,780
	MTR Corp. Ltd.	Ground Transportation	46,500	162,224
	New World Development Co. Ltd.	Real Estate Management & Development	47,000	31,221
	NWS Holdings Ltd.	Industrial Conglomerates	31,000	30,888
	Orient Overseas International Ltd.	Marine Transportation	4,400	65,196
	PCCW Ltd.	Diversified Telecommunication Services	138,000	80,299
	Power Assets Holdings Ltd.	Electric Utilities	44,000	307,005
	Sino Land Co. Ltd.	Real Estate Management & Development	112,300	113,486
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	45,966	441,733
[a]	Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	7,000	19,825
	Swire Pacific Ltd., Class A	Industrial Conglomerates	12,500	113,366
	Swire Pacific Ltd., Class B	Industrial Conglomerates	25,000	36,046
	Swire Properties Ltd.	Real Estate Management & Development	33,600	68,429
	Techtronic Industries Co. Ltd.	Machinery	45,900	605,662
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	225,000	10,283
	VTech Holdings Ltd.	Communications Equipment	4,900	33,306
[b]	WH Group Ltd.	Food Products	252,000	194,970

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Wharf Holdings Ltd.	Real Estate Management & Development	30,666	86,259
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	50,166	128,257
	Xinyi Glass Holdings Ltd.	Building Products	55,133	55,999
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	22,500	50,399
				9,302,601
	Indonesia 0.4%
	First Pacific Co. Ltd.	Food Products	74,000	42,964
	Italy 1.1%
	PRADA SpA	Textiles, Apparel & Luxury Goods	16,800	130,088
	Macau 4.8%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	69,280	294,317
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	22,400	28,663
[a]	Sands China Ltd.	Hotels, Restaurants & Leisure	77,200	207,710
[a]	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	77,000	26,665
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	47,600	33,028
				590,383
	Singapore 0.5%
[b]	BOC Aviation Ltd., Class A	Trading Companies & Distributors	7,000	54,384
	Taiwan 0.1%
[a,b]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	35,000	16,446
	United Kingdom 3.7%
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	85,500	456,781
	United States 1.0%
[b]	Samsonite International SA	Textiles, Apparel & Luxury Goods	42,900	119,290
	Total Common Stocks (Cost $15,653,918)			12,190,347
	Total Investments before Short-Term Investments (Cost $15,653,918)			12,190,347
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	102	102
	Total Short-Term Investments (Cost $102)			102
	Total Investments (Cost $15,654,020) 100.0%			12,190,449
	Other Assets, less Liabilities 0.0%†			3,782
	Net Assets 100.0%			$ 12,194,231
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $569,003, representing 4.7% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE India ETF	Industry	Shares	Value
	Common Stocks 101.3%
	India 101.3%
	3M India Ltd.	Industrial Conglomerates	2,917	$ 1,035,544
	Aarti Industries Ltd.	Chemicals	204,078	977,439
	ABB India Ltd.	Electrical Equipment	54,740	4,419,577
	ACC Ltd.	Construction Materials	83,775	2,008,418
[a]	Adani Energy Solutions Ltd.	Electric Utilities	389,618	3,668,920
	Adani Enterprises Ltd.	Trading Companies & Distributors	323,274	9,548,078
[a]	Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	314,244	3,819,874
	Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	754,908	10,855,350
[a]	Adani Power Ltd.	Independent Power Producers & Energy Traders	1,183,833	7,321,025
	Adani Total Gas Ltd.	Gas Utilities	284,820	2,531,863
[a]	Adani Wilmar Ltd.	Food Products	164,687	592,566
[a]	Aditya Birla Capital Ltd.	Financial Services	818,118	1,699,233
	AIA Engineering Ltd.	Machinery	40,372	1,604,553
	Alkem Laboratories Ltd.	Pharmaceuticals	53,051	3,491,075
	Ambuja Cements Ltd.	Construction Materials	817,215	5,114,410
	APL Apollo Tubes Ltd.	Metals & Mining	201,369	3,688,624
	Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	102,039	8,696,176
	Ashok Leyland Ltd.	Machinery	1,444,800	3,721,113
	Asian Paints Ltd.	Chemicals	465,045	12,392,056
	Astral Ltd.	Building Products	122,090	2,356,201
[b]	AU Small Finance Bank Ltd.	Banks	370,230	2,417,785
	Aurobindo Pharma Ltd.	Pharmaceuticals	270,900	4,222,640
[a,b]	Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	153,510	6,386,586
	Axis Bank Ltd.	Banks	2,341,479	29,118,835
	Bajaj Auto Ltd.	Automobiles	68,628	7,052,960
	Bajaj Finance Ltd.	Consumer Finance	286,251	22,812,814
	Bajaj Finserv Ltd.	Financial Services	391,902	7,178,070
	Bajaj Holdings & Investment Ltd.	Financial Services	27,800	3,859,797
	Balkrishna Industries Ltd.	Automobile Components	83,476	2,837,436
[b]	Bandhan Bank Ltd.	Banks	807,972	1,501,114
	Bank of Baroda	Banks	1,058,316	2,973,563
	Bank of India	Banks	930,998	1,108,101
	Bank of Maharashtra	Banks	1,576,638	961,116
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	65,516	1,052,144
	Bayer CropScience Ltd.	Chemicals	13,432	870,892
	Berger Paints India Ltd.	Chemicals	303,007	1,587,523
[c]	Bharat Dynamics Ltd.	Aerospace & Defense	94,815	1,243,527
	Bharat Electronics Ltd.	Aerospace & Defense	3,660,762	12,534,813
	Bharat Forge Ltd.	Automobile Components	262,140	3,978,928
	Bharat Heavy Electricals Ltd.	Electrical Equipment	1,310,253	3,510,792
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,052,519	7,011,247
	Bharti Airtel Ltd.	Wireless Telecommunication Services	171,570	2,359,510
	Bharti Airtel Ltd.	Wireless Telecommunication Services	2,576,259	47,778,017
	Bharti Hexacom Ltd.	Wireless Telecommunication Services	76,755	1,306,150
	Biocon Ltd.	Biotechnology	473,094	2,018,892
	Bosch Ltd.	Automobile Components	8,963	3,569,988
	Britannia Industries Ltd.	Food Products	121,905	6,781,657
	Canara Bank	Banks	1,843,023	2,155,302
	Castrol India Ltd.	Chemicals	504,524	1,163,401
[a]	Central Bank of India Ltd.	Banks	623,920	388,503
	CG Power & Industrial Solutions Ltd.	Electrical Equipment	655,578	5,574,581
	Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	420,798	5,829,033
	Cipla Ltd.	Pharmaceuticals	549,024	9,805,174
	Coal India Ltd.	Oil, Gas & Consumable Fuels	2,322,516	10,421,159
[b]	Cochin Shipyard Ltd.	Machinery	74,496	1,338,929
	Coforge Ltd.	IT Services	65,016	7,338,148
	Colgate-Palmolive India Ltd.	Personal Care Products	136,353	4,269,345
	Container Corp. of India Ltd.	Ground Transportation	283,692	2,611,138

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Coromandel International Ltd.	Chemicals	128,226	2,815,651
	Cummins India Ltd.	Machinery	138,159	5,283,410
	Dabur India Ltd.	Personal Care Products	590,562	3,497,276
	Dalmia Bharat Ltd.	Construction Materials	84,374	1,741,659
	Deepak Nitrite Ltd.	Chemicals	71,563	2,084,941
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services	130,935	9,327,315
[c]	Dixon Technologies India Ltd.	Household Durables	38,882	8,145,879
	DLF Ltd.	Real Estate Management & Development	638,421	6,151,272
[b]	Dr. Lal PathLabs Ltd.	Health Care Providers & Services	35,882	1,257,512
	Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	622,167	10,090,422
	Eicher Motors Ltd.	Automobiles	143,577	8,086,481
	Emami Ltd.	Personal Care Products	214,938	1,508,216
	Embassy Office Parks REIT	Office REITs	898,485	3,877,872
[b]	Endurance Technologies Ltd.	Automobile Components	34,086	856,014
	Escorts Kubota Ltd.	Machinery	34,984	1,361,766
	Exide Industries Ltd.	Automobile Components	466,851	2,271,443
	Federal Bank Ltd.	Banks	1,857,506	4,339,704
[a]	FSN E-Commerce Ventures Ltd.	Specialty Retail	1,381,590	2,642,673
	GAIL India Ltd.	Gas Utilities	2,700,873	6,024,882
	GE Vernova T&D India Ltd.	Electrical Equipment	129,224	3,133,330
[b]	General Insurance Corp. of India	Insurance	316,050	1,639,984
	GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	43,964	1,156,360
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	153,510	2,885,202
[a]	GMR Airports Ltd.	Transportation Infrastructure	3,670,695	3,368,265
	Godrej Consumer Products Ltd.	Personal Care Products	372,939	4,713,479
[a]	Godrej Industries Ltd.	Industrial Conglomerates	68,210	929,132
[a]	Godrej Properties Ltd.	Real Estate Management & Development	115,584	3,761,952
	Grasim Industries Ltd.	Construction Materials	381,969	10,898,199
	Gujarat Fluorochemicals Ltd.	Chemicals	41,270	2,008,022
	Gujarat Gas Ltd.	Gas Utilities	209,896	1,222,644
	Havells India Ltd.	Electrical Equipment	246,519	4,823,337
	HCL Technologies Ltd.	IT Services	1,082,697	24,248,012
[b]	HDFC Asset Management Co. Ltd.	Capital Markets	103,845	5,093,228
	HDFC Bank Ltd.	Banks	5,765,655	119,392,521
[b]	HDFC Life Insurance Co. Ltd.	Insurance	1,011,360	7,289,246
	Hero MotoCorp Ltd.	Automobiles	133,644	6,494,742
	Hindalco Industries Ltd.	Metals & Mining	1,413,195	9,944,423
[c]	Hindustan Aeronautics Ltd.	Aerospace & Defense	194,145	9,475,181
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	932,799	4,453,509
	Hindustan Unilever Ltd.	Personal Care Products	908,418	24,689,404
	Hindustan Zinc Ltd.	Metals & Mining	383,775	1,990,289
	Hitachi Energy India Ltd.	Electrical Equipment	11,000	1,851,738
	Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	2,276	1,115,381
	Housing & Urban Development Corp. Ltd.	Financial Services	516,198	1,415,156
	ICICI Bank Ltd.	Banks	4,682,055	70,091,029
[b]	ICICI Lombard General Insurance Co. Ltd.	Insurance	247,422	5,166,561
[b]	ICICI Prudential Life Insurance Co. Ltd.	Insurance	390,999	2,990,708
	IDBI Bank Ltd.	Banks	587,428	524,827
[a]	IDFC First Bank Ltd.	Banks	3,674,307	2,709,795
	Indian Bank	Banks	273,609	1,693,643
	Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	849,723	8,709,751
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	4,200,756	6,693,144
	Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	309,734	2,846,852
[b]	Indian Railway Finance Corp. Ltd.	Financial Services	1,815,030	3,159,680
[a]	Indian Renewable Energy Development Agency Ltd.	Financial Services	698,454	1,756,052
	Indraprastha Gas Ltd.	Gas Utilities	363,576	1,765,141
[a]	Indus Towers Ltd.	Diversified Telecommunication Services	1,403,262	5,602,312
	Info Edge India Ltd.	Interactive Media & Services	78,561	7,962,429
	Infosys Ltd.	IT Services	3,593,037	78,899,821
[a,b]	InterGlobe Aviation Ltd.	Passenger Airlines	188,727	10,039,391
	Ipca Laboratories Ltd.	Pharmaceuticals	140,050	2,773,068
	IRB Infrastructure Developers Ltd.	Construction & Engineering	2,900,436	1,939,186
	ITC Ltd.	Tobacco	3,071,103	17,349,304

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Jindal Stainless Ltd.	Metals & Mining	325,983	2,662,275
	Jindal Steel & Power Ltd.	Metals & Mining	400,394	4,352,650
[a]	Jio Financial Services Ltd.	Financial Services	3,190,299	11,130,716
	JSW Energy Ltd.	Independent Power Producers & Energy Traders	546,315	4,100,852
	JSW Infrastructure Ltd.	Transportation Infrastructure	242,907	902,243
	JSW Steel Ltd.	Metals & Mining	1,033,935	10,887,181
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	369,327	3,097,794
	Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	401,835	3,596,456
	Kansai Nerolac Paints Ltd.	Chemicals	210,736	652,291
	KEI Industries Ltd.	Electrical Equipment	58,332	3,022,863
	Kotak Mahindra Bank Ltd.	Banks	917,448	19,139,542
	KPIT Technologies Ltd.	Software	167,958	2,873,465
	L&T Finance Ltd.	Financial Services	875,962	1,387,706
[b]	L&T Technology Services Ltd.	Professional Services	26,976	1,492,705
	Larsen & Toubro Ltd.	Construction & Engineering	690,795	29,109,186
[b]	Laurus Labs Ltd.	Pharmaceuticals	395,514	2,784,323
	LIC Housing Finance Ltd.	Financial Services	310,632	2,169,902
	Linde India Ltd.	Chemicals	21,672	1,517,822
	Lloyds Metals & Energy Ltd.	Metals & Mining	118,293	1,702,054
[b]	LTIMindtree Ltd.	IT Services	93,912	6,127,322
	Lupin Ltd.	Pharmaceuticals	246,519	6,783,079
[b]	Macrotech Developers Ltd.	Real Estate Management & Development	267,307	4,338,046
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	609,590	1,886,506
	Mahindra & Mahindra Ltd.	Automobiles	902,097	31,685,283
	Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	206,925	358,701
[a]	Mankind Pharma Ltd.	Pharmaceuticals	96,621	3,250,729
	Marico Ltd.	Food Products	539,546	4,030,190
	Maruti Suzuki India Ltd.	Automobiles	140,868	17,866,302
[a]	Max Financial Services Ltd.	Insurance	244,713	3,183,902
	Max Healthcare Institute Ltd.	Health Care Providers & Services	758,520	9,995,174
	Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	63,210	1,644,820
	Metro Brands Ltd.	Specialty Retail	37,926	539,052
	Motilal Oswal Financial Services Ltd.	Capital Markets	146,336	1,630,290
	Mphasis Ltd.	IT Services	112,875	3,753,809
	MRF Ltd.	Automobile Components	2,619	3,996,235
	Muthoot Finance Ltd.	Consumer Finance	109,263	2,726,223
	Nestle India Ltd.	Food Products	367,521	9,315,547
[b]	New India Assurance Co. Ltd.	Insurance	228,112	539,601
	NHPC Ltd.	Independent Power Producers & Energy Traders	3,043,460	2,868,427
[b]	Nippon Life India Asset Management Ltd.	Capital Markets	176,338	1,497,397
	NLC India Ltd.	Independent Power Producers & Energy Traders	357,290	1,038,312
	NMDC Ltd.	Metals & Mining	3,518,991	2,709,517
	NTPC Ltd.	Independent Power Producers & Energy Traders	4,846,401	18,870,191
	Oberoi Realty Ltd.	Real Estate Management & Development	120,099	3,242,573
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	3,972,297	11,100,694
	Oil India Ltd.	Oil, Gas & Consumable Fuels	560,200	2,818,544
[a]	One 97 Communications Ltd.	Financial Services	358,491	4,262,050
	Oracle Financial Services Software Ltd.	Software	23,450	3,503,089
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	6,251	3,469,215
	Patanjali Foods Ltd.	Food Products	112,875	2,349,361
[a]	PB Fintech Ltd.	Insurance	322,371	7,940,688
	Persistent Systems Ltd.	IT Services	103,845	7,832,852
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	763,035	3,085,517
	Phoenix Mills Ltd.	Real Estate Management & Development	192,124	3,666,825
	PI Industries Ltd.	Chemicals	83,476	3,593,620
	Pidilite Industries Ltd.	Chemicals	155,316	5,268,739
	Piramal Enterprises Ltd.	Financial Services	123,499	1,593,545
	Polycab India Ltd.	Electrical Equipment	49,422	4,198,088
	Poonawalla Fincorp Ltd.	Consumer Finance	280,100	1,028,450
	Power Finance Corp. Ltd.	Financial Services	1,488,144	7,795,857
	Power Grid Corp. of India Ltd.	Electric Utilities	4,292,862	15,478,898
	Prestige Estates Projects Ltd.	Real Estate Management & Development	163,443	3,233,972
	Punjab National Bank	Banks	2,355,927	2,828,310
[c]	Rail Vikas Nigam Ltd.	Construction & Engineering	583,548	2,881,146

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	138,254	372,418
[b]	RBL Bank Ltd.	Banks	464,142	856,573
	REC Ltd.	Financial Services	1,278,648	7,477,993
	Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	75,063	543,593
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	6,806,814	96,635,670
	Samvardhana Motherson International Ltd.	Automobile Components	2,858,898	5,213,312
	SBI Cards & Payment Services Ltd.	Consumer Finance	297,087	2,303,616
[b]	SBI Life Insurance Co. Ltd.	Insurance	430,731	6,995,236
	Schaeffler India Ltd.	Machinery	41,851	1,664,874
	Shree Cement Ltd.	Construction Materials	13,829	4,150,327
	Shriram Finance Ltd.	Consumer Finance	262,773	8,867,625
	Siemens Ltd.	Industrial Conglomerates	91,203	6,962,753
	SJVN Ltd.	Electric Utilities	744,252	907,650
	Solar Industries India Ltd.	Chemicals	25,226	2,882,639
[b]	Sona Blw Precision Forgings Ltd.	Automobile Components	410,865	2,854,477
	SRF Ltd.	Chemicals	145,438	3,801,761
[a]	Star Health & Allied Insurance Co. Ltd.	Insurance	236,996	1,314,757
	State Bank of India	Banks	1,829,478	16,987,266
	Steel Authority of India Ltd.	Metals & Mining	1,466,472	1,937,796
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	1,114,302	24,551,706
	Sun TV Network Ltd.	Media	87,717	700,138
	Sundaram Finance Ltd.	Consumer Finance	67,725	3,277,886
	Supreme Industries Ltd.	Chemicals	65,516	3,597,100
[a]	Suzlon Energy Ltd.	Electrical Equipment	12,090,267	8,786,631
[b]	Syngene International Ltd.	Life Sciences Tools & Services	170,544	1,710,047
	Tata Communications Ltd.	Diversified Telecommunication Services	117,600	2,339,809
	Tata Consultancy Services Ltd.	IT Services	1,058,316	50,617,948
	Tata Consumer Products Ltd.	Food Products	660,996	7,062,102
	Tata Elxsi Ltd.	Software	34,984	2,777,247
	Tata Motors Ltd., Class A	Automobiles	2,162,685	18,696,895
	Tata Power Co. Ltd.	Electric Utilities	1,500,786	6,878,666
	Tata Steel Ltd.	Metals & Mining	8,618,232	13,896,681
	Tata Technologies Ltd.	IT Services	174,136	1,812,981
[a]	Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	527,448	465,078
	Tech Mahindra Ltd.	IT Services	623,070	12,417,188
	Thermax Ltd.	Machinery	39,732	1,874,785
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	418,089	15,886,540
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	109,263	4,288,203
	Torrent Power Ltd.	Electric Utilities	186,018	3,228,611
	Trent Ltd.	Specialty Retail	186,018	15,477,319
	Tube Investments of India Ltd.	Automobile Components	106,554	4,450,964
	TVS Motor Co. Ltd.	Automobiles	242,004	6,695,028
	UltraTech Cement Ltd.	Construction Materials	117,390	15,667,334
	Union Bank of India Ltd.	Banks	1,581,153	2,223,047
	United Breweries Ltd.	Beverages	71,802	1,708,378
	United Spirits Ltd.	Beverages	295,281	5,606,161
	UNO Minda Ltd.	Automobile Components	169,764	2,088,396
	UPL Ltd.	Chemicals	537,285	3,144,119
	Varun Beverages Ltd.	Beverages	1,193,766	8,903,004
	Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	62,822	946,325
	Vedanta Ltd.	Metals & Mining	1,619,982	8,409,876
[a]	Vodafone Idea Ltd.	Wireless Telecommunication Services	22,683,360	2,103,703
	Voltas Ltd.	Construction & Engineering	234,780	4,908,609
	Whirlpool of India Ltd.	Household Durables	62,822	1,350,273
	Wipro Ltd.	IT Services	2,885,988	10,175,182
[a]	Yes Bank Ltd.	Banks	20,727,462	4,742,824
	Zee Entertainment Enterprises Ltd.	Media	853,761	1,209,533
[a]	Zomato Ltd.	Hotels, Restaurants & Leisure	7,031,661	22,836,908
	Zydus Lifesciences Ltd.	Pharmaceuticals	259,446	2,944,663
	Total Common Stocks (Cost $1,543,162,966)			1,732,078,461
	Total Investments before Short-Term Investments (Cost $1,543,162,966)			1,732,078,461

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	393,473	393,473
	Total Short-Term Investments (Cost $393,473)			393,473
	Total Investments (Cost $1,543,556,439) 101.3%			1,732,471,934
	Other Assets, less Liabilities (1.3)%			(22,309,789)
	Net Assets 100.0%			$ 1,710,162,145
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $78,332,465, representing 4.6% of net assets.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $21,745,733, representing 1.3% of net assets.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
IFSC Nifty 50	Long	226	$ 10,743,814	1/30/25	$ (45,106)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SRF	–	State Revolving Fund

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.8%
Japan 99.8%
ABC-Mart, Inc.	Specialty Retail	33,600	$ 682,219
Acom Co. Ltd.	Consumer Finance	168,000	410,272
Activia Properties, Inc.	Diversified REITs	336	702,316
Advance Residence Investment Corp.	Residential REITs	560	1,041,894
Advantest Corp.	Semiconductors & Semiconductor Equipment	320,700	18,769,398
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	336,000	7,899,720
AEON Financial Service Co. Ltd.	Consumer Finance	44,800	363,736
Aeon Mall Co. Ltd.	Real Estate Management & Development	44,800	580,097
AEON REIT Investment Corp.	Retail REITs	784	632,049
AGC, Inc.	Building Products	78,400	2,307,203
Aica Kogyo Co. Ltd.	Chemicals	22,400	470,634
Air Water, Inc.	Chemicals	78,400	956,055
Aisin Corp.	Automobile Components	190,400	2,153,449
Ajinomoto Co., Inc.	Food Products	212,800	8,736,228
Alfresa Holdings Corp.	Health Care Providers & Services	67,200	925,304
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	89,600	919,318
Amada Co. Ltd.	Machinery	134,400	1,314,411
Amano Corp.	Electronic Equipment, Instruments & Components	33,600	916,325
Amvis Holdings, Inc.	Health Care Providers & Services	11,200	51,881
ANA Holdings, Inc.	Passenger Airlines	67,200	1,225,258
Aozora Bank Ltd.	Banks	56,000	885,111
As One Corp.	Health Care Providers & Services	22,400	377,847
Asahi Group Holdings Ltd.	Beverages	627,200	6,612,817
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	89,600	1,468,628
Asahi Kasei Corp.	Chemicals	537,600	3,737,134
Asics Corp.	Textiles, Apparel & Luxury Goods	257,600	5,097,582
ASKUL Corp.	Broadline Retail	11,200	120,010
Astellas Pharma, Inc.	Pharmaceuticals	772,800	7,545,569
Azbil Corp.	Electronic Equipment, Instruments & Components	212,800	1,662,077
Bandai Namco Holdings, Inc.	Leisure Products	280,000	6,732,756
BayCurrent, Inc.	Professional Services	56,000	1,895,648
Bic Camera, Inc.	Specialty Retail	56,000	610,028
BIPROGY, Inc.	IT Services	33,600	1,018,732
Bridgestone Corp.	Automobile Components	246,400	8,372,207
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	100,800	1,730,135
Calbee, Inc.	Food Products	33,600	673,454
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	22,400	736,880
Canon, Inc.	Technology Hardware, Storage & Peripherals	392,000	12,872,945
Capcom Co. Ltd.	Entertainment	156,800	3,466,042
Casio Computer Co. Ltd.	Household Durables	89,600	747,712
Central Japan Railway Co.	Ground Transportation	392,000	7,395,520
Chiba Bank Ltd.	Banks	291,200	2,265,157
Chubu Electric Power Co., Inc.	Electric Utilities	291,200	3,067,457
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	280,000	12,469,585
Chugin Financial Group, Inc.	Banks	67,200	700,820
Chugoku Electric Power Co., Inc.	Electric Utilities	134,400	779,838
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	56,000	889,743
COMSYS Holdings Corp.	Construction & Engineering	44,800	923,594
Concordia Financial Group Ltd.	Banks	459,200	2,545,235
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	27,200	1,199,216
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	13,280	565,896
Credit Saison Co. Ltd.	Consumer Finance	56,000	1,317,689
CyberAgent, Inc.	Media	179,200	1,249,702
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	179,200	2,530,761
Daicel Corp.	Chemicals	100,800	902,107
Daido Steel Co. Ltd.	Metals & Mining	78,400	592,639
Daifuku Co. Ltd.	Machinery	145,600	3,057,266
Dai-ichi Life Holdings, Inc.	Insurance	380,800	10,261,441
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	795,200	22,020,300

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Daikin Industries Ltd.	Building Products	121,214	14,392,041
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	24,976	2,793,034
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	257,600	7,962,718
	Daiwa House REIT Investment Corp.	Diversified REITs	1,008	1,486,729
	Daiwa Office Investment Corp.	Office REITs	224	404,927
	Daiwa Securities Group, Inc.	Capital Markets	582,400	3,883,655
	Daiwa Securities Living Investments Corp.	Residential REITs	896	507,977
	Denka Co. Ltd.	Chemicals	33,600	477,083
	Denso Corp.	Automobile Components	795,200	11,204,953
	Dentsu Group, Inc.	Media	112,000	2,716,620
	Dentsu Soken, Inc.	IT Services	11,200	416,900
	Dexerials Corp.	Electronic Equipment, Instruments & Components	67,200	1,056,788
	DIC Corp.	Chemicals	33,600	723,482
	Disco Corp.	Semiconductors & Semiconductor Equipment	40,342	10,968,527
	DMG Mori Co. Ltd.	Machinery	56,000	906,134
	Dowa Holdings Co. Ltd.	Metals & Mining	22,400	635,113
	East Japan Railway Co.	Ground Transportation	470,400	8,365,793
	Ebara Corp.	Machinery	201,600	3,156,253
	Eisai Co. Ltd.	Pharmaceuticals	112,000	3,085,060
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	67,200	1,099,761
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,187,200	6,241,940
	EXEO Group, Inc.	Construction & Engineering	78,400	864,016
	Ezaki Glico Co. Ltd.	Food Products	22,400	669,035
	FANUC Corp.	Machinery	403,200	10,711,122
	Fast Retailing Co. Ltd.	Specialty Retail	78,400	26,848,358
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	44,800	953,240
	FP Corp.	Containers & Packaging	22,400	398,229
	Frontier Real Estate Investment Corp.	Retail REITs	1,120	553,729
	Fuji Electric Co. Ltd.	Electrical Equipment	56,000	3,049,427
	Fuji Media Holdings, Inc.	Media	22,400	246,791
	Fuji Oil Holdings, Inc.	Food Products	22,400	505,981
	Fuji Soft, Inc.	Software	11,200	705,167
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	504,000	10,611,708
	Fujikura Ltd.	Electrical Equipment	112,000	4,666,429
	Fujitsu General Ltd.	Household Durables	22,400	331,667
	Fujitsu Ltd.	IT Services	761,600	13,566,424
	Fukuoka Financial Group, Inc.	Banks	67,200	1,686,841
	Fuyo General Lease Co. Ltd.	Financial Services	11,200	833,800
	GLP J-Reit	Industrial REITs	2,016	1,582,937
	GMO internet group, Inc.	IT Services	22,400	381,980
	GMO Payment Gateway, Inc.	Financial Services	17,700	897,726
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	15,280	859,962
	GS Yuasa Corp.	Electrical Equipment	33,600	566,770
	Gunma Bank Ltd.	Banks	145,600	987,590
	Hachijuni Bank Ltd.	Banks	179,200	1,154,492
	Hakuhodo DY Holdings, Inc.	Media	100,800	768,699
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	112,000	1,258,183
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	89,600	2,347,182
	Harmonic Drive Systems, Inc.	Machinery	22,400	476,763
	Haseko Corp.	Household Durables	112,000	1,448,816
	Heiwa Corp.	Hotels, Restaurants & Leisure	22,400	346,775
	Hikari Tsushin, Inc.	Industrial Conglomerates	11,200	2,457,216
[a]	Hino Motors Ltd.	Machinery	123,200	443,696
	Hirogin Holdings, Inc.	Banks	123,200	912,084
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	11,200	1,335,505
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	22,400	582,235
	Hitachi Construction Machinery Co. Ltd.	Machinery	44,800	1,002,555
	Hitachi Ltd.	Industrial Conglomerates	1,915,200	47,977,490
	Honda Motor Co. Ltd.	Automobiles	1,982,400	19,362,331
	Horiba Ltd.	Electronic Equipment, Instruments & Components	16,900	984,149
	Hoshizaki Corp.	Machinery	50,200	2,000,845
	House Foods Group, Inc.	Food Products	33,600	619,150
	Hoya Corp.	Health Care Equipment & Supplies	152,220	19,192,156
	Hulic Co. Ltd.	Real Estate Management & Development	257,600	2,245,559
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	44,800	1,361,161

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	515,200	3,394,563
IHI Corp.	Machinery	56,000	3,317,740
Iida Group Holdings Co. Ltd.	Household Durables	56,000	848,231
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	1,008	736,951
INFRONEER Holdings, Inc.	Construction & Engineering	78,400	609,102
Inpex Corp.	Oil, Gas & Consumable Fuels	358,400	4,493,683
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	44,800	851,046
Invincible Investment Corp.	Hotel & Resort REITs	3,248	1,368,145
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	156,800	2,746,195
Isuzu Motors Ltd.	Automobiles	246,400	3,384,159
Ito En Ltd.	Beverages	22,400	504,413
ITOCHU Corp.	Trading Companies & Distributors	582,400	29,023,650
Itoham Yonekyu Holdings, Inc.	Food Products	11,200	282,209
Iwatani Corp.	Oil, Gas & Consumable Fuels	89,600	1,025,645
Iyogin Holdings, Inc.	Banks	112,000	1,093,917
Izumi Co. Ltd.	Broadline Retail	22,400	459,089
J Front Retailing Co. Ltd.	Broadline Retail	100,800	1,364,546
Japan Airlines Co. Ltd.	Passenger Airlines	67,200	1,065,767
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	33,600	1,068,974
Japan Exchange Group, Inc.	Capital Markets	448,000	5,045,559
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	2,240	1,006,261
Japan Logistics Fund, Inc.	Industrial REITs	336	562,708
Japan Metropolitan Fund Invest	Retail REITs	3,024	1,735,587
Japan Post Bank Co. Ltd.	Banks	627,200	5,964,306
Japan Post Holdings Co. Ltd.	Insurance	817,600	7,754,090
Japan Post Insurance Co. Ltd.	Insurance	78,400	1,450,171
Japan Prime Realty Investment Corp.	Office REITs	448	899,364
Japan Real Estate Investment Corp.	Office REITs	2,800	1,922,372
Japan Steel Works Ltd.	Machinery	22,400	823,538
Japan Tobacco, Inc.	Tobacco	470,400	12,211,962
Jeol Ltd.	Electronic Equipment, Instruments & Components	22,400	803,299
JFE Holdings, Inc.	Metals & Mining	257,600	2,916,768
JGC Holdings Corp.	Construction & Engineering	89,600	749,992
JMDC, Inc.	Health Care Technology	11,200	279,786
JTEKT Corp.	Automobile Components	100,800	756,513
Justsystems Corp.	Software	11,200	250,496
Kadokawa Corp.	Media	33,600	672,171
Kagome Co. Ltd.	Food Products	33,600	635,826
Kajima Corp.	Construction & Engineering	190,400	3,490,344
Kakaku.com, Inc.	Interactive Media & Services	44,800	689,845
Kamigumi Co. Ltd.	Transportation Infrastructure	44,800	976,045
Kandenko Co. Ltd.	Construction & Engineering	44,800	660,484
Kaneka Corp.	Chemicals	22,400	535,057
Kansai Electric Power Co., Inc.	Electric Utilities	392,000	4,373,708
Kansai Paint Co. Ltd.	Chemicals	67,200	967,636
Kao Corp.	Personal Care Products	201,600	8,194,329
Kawasaki Heavy Industries Ltd.	Machinery	67,200	3,112,853
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	168,000	2,410,003
KDDI Corp.	Wireless Telecommunication Services	649,600	20,840,438
KDX Realty Investment Corp.	Diversified REITs	1,680	1,598,117
Keihan Holdings Co. Ltd.	Industrial Conglomerates	44,800	943,548
Keikyu Corp.	Ground Transportation	112,000	929,295
Keio Corp.	Ground Transportation	44,800	1,094,630
Keisei Electric Railway Co. Ltd.	Ground Transportation	168,000	1,516,340
Kewpie Corp.	Food Products	44,800	956,091
Keyence Corp.	Electronic Equipment, Instruments & Components	79,415	32,658,383
Kikkoman Corp.	Food Products	392,000	4,396,157
Kinden Corp.	Construction & Engineering	56,000	1,081,802
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	78,400	1,651,209
Kirin Holdings Co. Ltd.	Beverages	336,000	4,380,657
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	24,980	990,235
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	56,000	1,225,757
Kobe Steel Ltd.	Metals & Mining	145,600	1,462,856
Koei Tecmo Holdings Co. Ltd.	Entertainment	67,200	793,820

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Koito Manufacturing Co. Ltd.	Automobile Components	89,600	1,144,800
	Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	56,000	764,317
	Kokuyo Co. Ltd.	Commercial Services & Supplies	44,800	797,312
	Komatsu Ltd.	Machinery	392,000	10,850,089
	Konami Group Corp.	Entertainment	44,800	4,218,885
	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	190,400	802,622
	Kose Corp.	Personal Care Products	14,680	670,576
	Kotobuki Spirits Co. Ltd.	Food Products	44,800	621,145
	K’s Holdings Corp.	Specialty Retail	67,200	602,046
	Kubota Corp.	Machinery	392,000	4,586,969
	Kuraray Co. Ltd.	Chemicals	123,200	1,787,717
	Kurita Water Industries Ltd.	Machinery	44,800	1,580,372
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	22,400	464,077
	Kyocera Corp.	Electronic Equipment, Instruments & Components	560,000	5,613,897
	Kyoto Financial Group, Inc.	Banks	123,200	1,818,682
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	100,800	1,523,609
	Kyudenko Corp.	Construction & Engineering	22,400	737,450
	Kyushu Electric Power Co., Inc.	Electric Utilities	179,200	1,611,158
	Kyushu Financial Group, Inc.	Banks	156,800	725,135
	Kyushu Railway Co.	Ground Transportation	67,200	1,637,669
	LaSalle Logiport REIT	Industrial REITs	784	708,872
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	37,300	3,603,974
	Lion Corp.	Household Products	100,800	1,130,440
	Lixil Corp.	Building Products	112,000	1,229,677
	LY Corp.	Interactive Media & Services	1,075,200	2,869,298
	M3, Inc.	Health Care Technology	179,200	1,592,914
	Mabuchi Motor Co. Ltd.	Electrical Equipment	44,800	640,387
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	56,000	657,597
	Makita Corp.	Machinery	100,800	3,106,225
	Mani, Inc.	Health Care Equipment & Supplies	22,400	257,694
	Marubeni Corp.	Trading Companies & Distributors	683,200	10,400,585
	Marui Group Co. Ltd.	Consumer Finance	78,400	1,254,370
	Maruichi Steel Tube Ltd.	Metals & Mining	22,400	498,427
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	1,015,239
	Matsui Securities Co. Ltd.	Capital Markets	44,800	232,609
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	145,600	2,135,454
	Mazda Motor Corp.	Automobiles	246,400	1,698,743
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	33,600	1,323,390
	Mebuki Financial Group, Inc.	Banks	403,200	1,647,845
	Medipal Holdings Corp.	Health Care Providers & Services	89,600	1,357,170
	MEIJI Holdings Co. Ltd.	Food Products	112,000	2,281,191
[a]	Mercari, Inc.	Broadline Retail	56,000	638,890
	Minebea Mitsumi, Inc.	Machinery	156,800	2,563,614
	MISUMI Group, Inc.	Machinery	112,000	1,749,555
	Mitsubishi Chemical Group Corp.	Chemicals	548,800	2,792,539
	Mitsubishi Corp.	Trading Companies & Distributors	1,601,600	26,537,073
	Mitsubishi Electric Corp.	Electrical Equipment	828,800	14,170,181
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	504,000	7,056,834
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	78,400	1,411,509
	Mitsubishi HC Capital, Inc.	Financial Services	369,600	2,450,517
	Mitsubishi Heavy Industries Ltd.	Machinery	1,388,800	19,644,327
	Mitsubishi Logistics Corp.	Transportation Infrastructure	134,400	990,298
	Mitsubishi Materials Corp.	Metals & Mining	56,000	857,139
	Mitsubishi Motors Corp.	Automobiles	268,800	910,937
	Mitsubishi UFJ Financial Group, Inc.	Banks	4,894,400	57,489,580
	Mitsui & Co. Ltd.	Trading Companies & Distributors	1,232,000	25,955,408
	Mitsui Chemicals, Inc.	Chemicals	67,200	1,483,736
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,187,200	9,593,688
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	1,344	868,007
	Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	44,800	235,744
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	22,400	665,187
	Mitsui OSK Lines Ltd.	Marine Transportation	145,600	5,102,856
	Miura Co. Ltd.	Machinery	44,800	1,134,538
	Mizuho Financial Group, Inc.	Banks	1,097,600	27,048,898
[a]	Money Forward, Inc.	Software	22,400	688,562

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	MonotaRO Co. Ltd.	Trading Companies & Distributors	100,800	1,713,780
	Mori Hills REIT Investment Corp., Class C	Office REITs	672	529,784
	Morinaga & Co. Ltd.	Food Products	33,600	580,774
	Morinaga Milk Industry Co. Ltd.	Food Products	33,600	625,884
	MS&AD Insurance Group Holdings, Inc.	Insurance	560,000	12,289,641
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	728,000	11,856,172
	Nabtesco Corp.	Machinery	44,800	800,448
	Nagase & Co. Ltd.	Trading Companies & Distributors	44,800	919,318
	Nagoya Railroad Co. Ltd.	Ground Transportation	78,400	874,243
	Nankai Electric Railway Co. Ltd.	Ground Transportation	44,800	707,661
	NEC Corp.	IT Services	105,400	9,201,374
	NEC Networks & System Integration Corp.	IT Services	33,600	704,454
	NET One Systems Co. Ltd.	IT Services	11,200	319,410
	Nexon Co. Ltd.	Entertainment	179,200	2,709,779
	NGK Insulators Ltd.	Machinery	100,800	1,291,107
	NH Foods Ltd.	Food Products	44,800	1,452,095
	NHK Spring Co. Ltd.	Automobile Components	67,200	855,179
	Nichirei Corp.	Food Products	44,800	1,187,559
	NIDEC Corp.	Electrical Equipment	448,000	8,138,458
	Nifco, Inc.	Automobile Components	33,600	818,620
	Nihon Kohden Corp.	Health Care Equipment & Supplies	67,200	921,883
	Nihon M&A Center Holdings, Inc.	Capital Markets	123,200	518,324
	Nikon Corp.	Household Durables	134,400	1,402,067
	Nintendo Co. Ltd.	Entertainment	448,000	26,407,941
	Nippon Accommodations Fund, Inc.	Residential REITs	224	836,651
	Nippon Building Fund, Inc.	Office REITs	3,248	2,529,621
	Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	33,600	720,702
	Nippon Express Holdings, Inc.	Air Freight & Logistics	100,800	1,534,833
	Nippon Kayaku Co. Ltd.	Chemicals	67,200	549,025
	Nippon Paint Holdings Co. Ltd.	Chemicals	425,600	2,771,708
	Nippon Prologis REIT, Inc.	Industrial REITs	1,026	1,455,176
	Nippon Sanso Holdings Corp.	Chemicals	78,400	2,206,933
	Nippon Shinyaku Co. Ltd.	Pharmaceuticals	22,400	568,552
	Nippon Shokubai Co. Ltd.	Chemicals	44,800	545,890
	Nippon Steel Corp.	Metals & Mining	392,000	7,936,778
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	12,129,600	12,194,431
	Nippon Television Holdings, Inc.	Media	11,200	195,800
	Nippon Yusen KK	Marine Transportation	190,400	6,388,262
	Nipro Corp.	Health Care Equipment & Supplies	44,800	426,735
	Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	22,400	323,258
	Nissan Chemical Corp.	Chemicals	56,000	1,763,451
[b]	Nissan Motor Co. Ltd.	Automobiles	918,400	2,804,989
	Nisshin Seifun Group, Inc.	Food Products	112,000	1,312,700
	Nissin Foods Holdings Co. Ltd.	Food Products	100,800	2,452,013
	Niterra Co. Ltd.	Automobile Components	78,400	2,534,182
	Nitori Holdings Co. Ltd.	Specialty Retail	33,600	3,984,067
	Nitto Denko Corp.	Chemicals	303,973	5,183,556
	Noevir Holdings Co. Ltd.	Personal Care Products	11,200	348,842
	NOF Corp.	Chemicals	89,600	1,257,684
	NOK Corp.	Automobile Components	44,800	705,808
	Nomura Holdings, Inc.	Capital Markets	1,276,800	7,566,072
	Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	44,800	1,113,159
	Nomura Real Estate Master Fund, Inc.	Diversified REITs	1,904	1,668,241
	Nomura Research Institute Ltd.	IT Services	179,200	5,312,375
	NS Solutions Corp.	IT Services	22,400	580,382
	NSK Ltd.	Machinery	179,200	783,230
	NTT Data Group Corp.	IT Services	246,400	4,750,522
	Obayashi Corp.	Construction & Engineering	291,200	3,878,096
	OBIC Business Consultants Co. Ltd.	Software	11,200	494,294
	Obic Co. Ltd.	IT Services	143,240	4,277,331
	Odakyu Electric Railway Co. Ltd.	Ground Transportation	134,400	1,241,721
	Oji Holdings Corp.	Paper & Forest Products	380,800	1,463,739
	OKUMA Corp.	Machinery	22,400	486,027
	Olympus Corp.	Health Care Equipment & Supplies	481,600	7,264,144
	Omron Corp.	Electronic Equipment, Instruments & Components	78,400	2,670,369

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	179,200	1,863,721
	Open House Group Co. Ltd.	Household Durables	33,600	1,139,313
	Oracle Corp.	Software	14,120	1,361,597
	Organo Corp.	Machinery	11,200	584,373
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	470,400	10,242,484
	ORIX Corp.	Financial Services	470,400	10,200,580
	Orix JREIT, Inc.	Office REITs	1,120	1,169,458
	Osaka Gas Co. Ltd.	Gas Utilities	156,800	3,452,074
	OSG Corp.	Machinery	33,600	396,483
	Otsuka Corp.	IT Services	100,800	2,314,757
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	201,600	11,031,815
	PALTAC Corp.	Distributors	11,200	310,858
	Pan Pacific International Holdings Corp.	Broadline Retail	168,000	4,613,693
	Panasonic Holdings Corp.	Household Durables	940,800	9,835,419
	Park24 Co. Ltd.	Commercial Services & Supplies	56,000	788,725
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	112,000	466,429
[a]	PeptiDream, Inc.	Biotechnology	33,600	565,380
	Persol Holdings Co. Ltd.	Professional Services	761,600	1,146,083
	Pola Orbis Holdings, Inc.	Personal Care Products	33,600	305,513
	Rakus Co. Ltd.	Software	44,800	529,641
[a]	Rakuten Bank Ltd.	Banks	33,600	944,973
[a]	Rakuten Group, Inc.	Broadline Retail	604,800	3,305,311
	Recruit Holdings Co. Ltd.	Professional Services	616,000	43,683,634
	Relo Group, Inc.	Real Estate Management & Development	44,800	549,738
[a]	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	705,600	9,188,155
	Rengo Co. Ltd.	Containers & Packaging	89,600	499,425
	Resona Holdings, Inc.	Banks	952,000	6,932,833
	Resonac Holdings Corp.	Chemicals	78,400	2,002,901
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	22,400	447,829
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	235,200	2,711,026
	Rinnai Corp.	Household Durables	44,800	929,010
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	134,400	1,270,369
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	78,400	1,435,454
	Rorze Corp.	Semiconductors & Semiconductor Equipment	44,800	436,141
	Ryohin Keikaku Co. Ltd.	Broadline Retail	100,800	2,307,702
	Sankyo Co. Ltd.	Leisure Products	67,200	909,911
	Sankyu, Inc.	Air Freight & Logistics	22,400	779,924
	Sanrio Co. Ltd.	Specialty Retail	78,400	2,763,655
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	145,600	1,499,450
	Sanwa Holdings Corp.	Building Products	78,400	2,195,958
	Sapporo Holdings Ltd.	Beverages	22,400	1,185,564
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	56,000	766,455
	SBI Holdings, Inc.	Capital Markets	112,000	2,837,770
	SBI Sumishin Net Bank Ltd.	Banks	22,400	540,188
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	33,600	2,028,913
	SCSK Corp.	IT Services	67,200	1,424,301
	Secom Co. Ltd.	Commercial Services & Supplies	179,200	6,121,944
	Sega Sammy Holdings, Inc.	Leisure Products	67,200	1,315,266
	Seibu Holdings, Inc.	Ground Transportation	89,600	1,828,944
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	123,200	2,254,146
	Seino Holdings Co. Ltd.	Ground Transportation	56,000	845,737
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	168,000	2,902,265
	Sekisui House Ltd.	Household Durables	235,200	5,660,005
	Sekisui House Reit, Inc.	Diversified REITs	1,792	881,405
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	985,600	15,596,763
	Seven Bank Ltd.	Banks	268,800	533,119
	SG Holdings Co. Ltd.	Air Freight & Logistics	179,200	1,717,200
[a]	Sharp Corp.	Household Durables	89,600	561,511
[a]	SHIFT, Inc.	IT Services	4,100	475,194
	Shikoku Electric Power Co., Inc.	Electric Utilities	67,200	527,859
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	112,000	3,179,130
	Shimamura Co. Ltd.	Specialty Retail	22,400	1,256,259
	Shimano, Inc.	Leisure Products	37,434	5,094,892
	Shimizu Corp.	Construction & Engineering	224,000	1,785,187
	Shin-Etsu Chemical Co. Ltd.	Chemicals	828,800	27,929,020

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	28,500	1,034,567
	Shionogi & Co. Ltd.	Pharmaceuticals	336,000	4,744,108
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	33,600	471,418
	Shiseido Co. Ltd.	Personal Care Products	168,000	2,978,697
	Shizuoka Financial Group, Inc.	Banks	190,400	1,556,177
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	22,400	744,149
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	89,600	1,396,793
	SMC Corp.	Machinery	23,953	9,476,950
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	78,400	1,262,352
	SoftBank Corp.	Wireless Telecommunication Services	11,816,000	14,954,202
	SoftBank Group Corp.	Wireless Telecommunication Services	440,700	25,756,105
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	168,000	1,156,096
	Sojitz Corp.	Trading Companies & Distributors	89,600	1,848,328
	Sompo Holdings, Inc.	Insurance	414,400	10,860,993
	Sony Group Corp.	Household Durables	2,596,200	55,654,096
	Sotetsu Holdings, Inc.	Ground Transportation	33,600	533,311
	Square Enix Holdings Co. Ltd.	Entertainment	33,600	1,314,197
	Stanley Electric Co. Ltd.	Automobile Components	56,000	927,870
	Subaru Corp.	Automobiles	246,400	4,422,845
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	33,600	527,539
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	145,600	1,095,984
	Sumitomo Bakelite Co. Ltd.	Chemicals	22,400	552,161
	Sumitomo Chemical Co. Ltd.	Chemicals	649,600	1,442,545
	Sumitomo Corp.	Trading Companies & Distributors	504,000	10,993,332
	Sumitomo Electric Industries Ltd.	Automobile Components	324,800	5,897,282
	Sumitomo Forestry Co. Ltd.	Household Durables	56,000	1,886,383
	Sumitomo Heavy Industries Ltd.	Machinery	44,800	925,019
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	100,800	2,317,322
	Sumitomo Mitsui Financial Group, Inc.	Banks	1,612,800	38,626,745
	Sumitomo Mitsui Trust Group, Inc.	Banks	302,400	7,103,976
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	179,200	5,632,782
	Sumitomo Rubber Industries Ltd.	Automobile Components	78,400	889,707
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	28,540	730,752
	Suntory Beverage & Food Ltd.	Beverages	56,000	1,786,256
	Suzuken Co. Ltd.	Health Care Providers & Services	33,600	1,012,746
	Suzuki Motor Corp.	Automobiles	772,800	8,801,934
	Sysmex Corp.	Health Care Equipment & Supplies	257,600	4,780,417
	T&D Holdings, Inc.	Insurance	224,000	4,141,206
	Taiheiyo Cement Corp.	Construction Materials	44,800	1,022,510
	Taisei Corp.	Construction & Engineering	67,200	2,838,768
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	56,000	808,501
	Takara Holdings, Inc.	Beverages	67,200	579,384
	Takasago Thermal Engineering Co. Ltd.	Building Products	22,400	905,635
	Takashimaya Co. Ltd.	Broadline Retail	112,000	900,789
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	672,000	17,877,526
	TBS Holdings, Inc.	Media	11,200	288,694
	TDK Corp.	Electronic Equipment, Instruments & Components	806,400	10,634,156
	TechnoPro Holdings, Inc.	Professional Services	45,960	866,502
	Teijin Ltd.	Chemicals	78,400	667,468
	Terumo Corp.	Health Care Equipment & Supplies	616,000	12,001,731
	THK Co. Ltd.	Machinery	56,000	1,311,275
	TIS, Inc.	IT Services	100,800	2,396,854
	Tobu Railway Co. Ltd.	Ground Transportation	89,600	1,462,072
	Toda Corp.	Construction & Engineering	100,800	617,333
	Toei Animation Co. Ltd.	Entertainment	22,400	503,843
	Toho Co. Ltd.	Entertainment	44,800	1,754,258
	Toho Gas Co. Ltd.	Gas Utilities	33,600	908,842
	Tohoku Electric Power Co., Inc.	Electric Utilities	201,600	1,521,364
	Tokai Carbon Co. Ltd.	Chemicals	89,600	522,686
	Tokio Marine Holdings, Inc.	Insurance	817,600	29,799,012
	Tokyo Century Corp.	Financial Services	112,000	1,142,377
[a]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	638,400	1,929,499
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	190,400	29,300,229
	Tokyo Gas Co. Ltd.	Gas Utilities	145,600	4,048,562
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	46,900	1,054,325

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	16,200	758,357
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	89,600	1,486,302
	Tokyu Corp.	Ground Transportation	212,800	2,285,610
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	257,600	1,585,987
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	112,000	2,999,542
	Toray Industries, Inc.	Chemicals	649,600	4,139,567
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	22,400	555,867
	Tosoh Corp.	Chemicals	123,200	1,659,939
	TOTO Ltd.	Building Products	67,200	1,626,979
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	67,200	1,028,995
	Toyo Suisan Kaisha Ltd.	Food Products	39,600	2,711,224
	Toyo Tire Corp.	Automobile Components	44,800	697,114
	Toyoda Gosei Co. Ltd.	Automobile Components	22,400	396,447
	Toyota Boshoku Corp.	Automobile Components	33,600	438,921
	Toyota Industries Corp.	Machinery	67,200	5,500,942
	Toyota Motor Corp.	Automobiles	5,006,400	100,217,195
	Toyota Tsusho Corp.	Trading Companies & Distributors	291,200	5,239,969
	Trend Micro, Inc.	Software	56,000	3,052,634
	TS Tech Co. Ltd.	Automobile Components	33,600	384,189
	Tsumura & Co.	Pharmaceuticals	33,600	1,006,546
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	15,550	863,284
	UBE Corp.	Chemicals	44,800	687,137
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	22,400	878,839
	Unicharm Corp.	Household Products	537,600	4,455,485
	United Urban Investment Corp.	Diversified REITs	1,232	1,103,752
	Ushio, Inc.	Electrical Equipment	33,600	455,383
	USS Co. Ltd.	Specialty Retail	179,200	1,570,109
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	44,800	585,370
	West Japan Railway Co.	Ground Transportation	190,400	3,388,577
[b]	Workman Co. Ltd.	Specialty Retail	22,400	634,971
	Yakult Honsha Co. Ltd.	Food Products	123,200	2,341,553
	Yamada Holdings Co. Ltd.	Specialty Retail	235,200	678,093
	Yamaguchi Financial Group, Inc.	Banks	78,400	818,371
	Yamaha Corp.	Leisure Products	168,000	1,207,406
	Yamaha Motor Co. Ltd.	Automobiles	380,800	3,403,115
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	112,000	1,263,528
	Yamato Kogyo Co. Ltd.	Metals & Mining	14,400	680,234
	Yamazaki Baking Co. Ltd.	Food Products	56,000	1,048,842
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	11,200	673,953
	Yaskawa Electric Corp.	Machinery	112,000	2,898,346
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	100,800	2,179,425
	Yokohama Rubber Co. Ltd.	Automobile Components	56,000	1,211,504
	Zenkoku Hosho Co. Ltd.	Financial Services	22,400	790,186
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	33,600	1,916,457
	Zeon Corp.	Chemicals	78,400	747,783
	ZOZO, Inc.	Specialty Retail	67,200	2,093,907
	Total Common Stocks (Cost $1,879,844,392)			1,940,162,793
	Total Investments before Short-Term Investments (Cost $1,879,844,392)			1,940,162,793
	Short-Term Investments 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	United States 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	1,537,530	1,537,530

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	12,829	12,829
	Total Short-Term Investments (Cost $1,550,359)			1,550,359
	Total Investments (Cost $1,881,394,751) 99.9%			1,941,713,152
	Other Assets, less Liabilities 0.1%			1,551,678
	Net Assets 100.0%			$ 1,943,264,830
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2024.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
TOPIX Index Future	Long	10	$ 1,773,034	3/13/25	$ 7,307

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 99.0%
Japan 99.0%
ABC-Mart, Inc.	Specialty Retail	1,326	$ 26,923
Acom Co. Ltd.	Consumer Finance	7,500	18,316
Activia Properties, Inc.	Diversified REITs	12	25,083
Advance Residence Investment Corp.	Residential REITs	25	46,513
Advantest Corp.	Semiconductors & Semiconductor Equipment	13,050	763,769
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	13,287	312,392
AEON Financial Service Co. Ltd.	Consumer Finance	2,500	20,298
Aeon Mall Co. Ltd.	Real Estate Management & Development	1,456	18,853
AEON REIT Investment Corp.	Retail REITs	25	20,155
AGC, Inc.	Building Products	2,872	84,519
Aica Kogyo Co. Ltd.	Chemicals	909	19,099
Air Water, Inc.	Chemicals	2,500	30,486
Aisin Corp.	Automobile Components	7,350	83,129
Ajinomoto Co., Inc.	Food Products	8,416	345,508
Alfresa Holdings Corp.	Health Care Providers & Services	2,500	34,424
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	3,229	33,130
Amada Co. Ltd.	Machinery	5,000	48,899
Amano Corp.	Electronic Equipment, Instruments & Components	979	26,699
ANA Holdings, Inc.	Passenger Airlines	2,500	45,583
Aozora Bank Ltd.	Banks	2,500	39,514
As One Corp.	Health Care Providers & Services	937	15,805
Asahi Group Holdings Ltd.	Beverages	26,250	276,764
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	3,125	51,222
Asahi Kasei Corp.	Chemicals	22,916	159,301
Asics Corp.	Textiles, Apparel & Luxury Goods	10,600	209,761
Astellas Pharma, Inc.	Pharmaceuticals	32,500	317,328
Azbil Corp.	Electronic Equipment, Instruments & Components	7,916	61,828
Bandai Namco Holdings, Inc.	Leisure Products	11,500	276,524
BayCurrent, Inc.	Professional Services	2,500	84,627
Bic Camera, Inc.	Specialty Retail	2,500	27,233
BIPROGY, Inc.	IT Services	1,242	37,657
Bridgestone Corp.	Automobile Components	9,770	331,966
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	3,708	63,644
Calbee, Inc.	Food Products	1,225	24,553
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	802	26,383
Canon, Inc.	Technology Hardware, Storage & Peripherals	15,700	515,575
Capcom Co. Ltd.	Entertainment	5,925	130,971
Casio Computer Co. Ltd.	Household Durables	3,500	29,208
Central Japan Railway Co.	Ground Transportation	15,000	282,992
Chiba Bank Ltd.	Banks	12,500	97,234
Chubu Electric Power Co., Inc.	Electric Utilities	12,500	131,673
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	11,457	510,229
Chugin Financial Group, Inc.	Banks	2,500	26,072
Chugoku Electric Power Co., Inc.	Electric Utilities	5,000	29,012
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	2,500	39,721
COMSYS Holdings Corp.	Construction & Engineering	1,778	36,655
Concordia Financial Group Ltd.	Banks	17,500	96,998
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	977	43,075
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	554	23,607
Credit Saison Co. Ltd.	Consumer Finance	2,500	58,825
CyberAgent, Inc.	Media	7,500	52,303
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	7,250	102,389
Daicel Corp.	Chemicals	5,000	44,747
Daido Steel Co. Ltd.	Metals & Mining	2,500	18,898
Daifuku Co. Ltd.	Machinery	6,000	125,986
Dai-ichi Life Holdings, Inc.	Insurance	15,079	406,335
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	32,617	903,214
Daikin Industries Ltd.	Building Products	4,958	588,676
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,025	114,624

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development	10,000	309,112
	Daiwa House REIT Investment Corp.	Diversified REITs	39	57,522
	Daiwa Office Investment Corp.	Office REITs	9	16,269
	Daiwa Securities Group, Inc.	Capital Markets	25,000	166,709
	Daiwa Securities Living Investments Corp.	Residential REITs	25	14,173
	Denka Co. Ltd.	Chemicals	1,337	18,984
	Denso Corp.	Automobile Components	32,684	460,542
	Dentsu Group, Inc.	Media	4,104	99,545
	Dentsu Soken, Inc.	IT Services	383	14,257
	Dexerials Corp.	Electronic Equipment, Instruments & Components	2,500	39,315
	DIC Corp.	Chemicals	1,451	31,243
	Disco Corp.	Semiconductors & Semiconductor Equipment	1,662	451,879
	DMG Mori Co. Ltd.	Machinery	2,500	40,452
	Dowa Holdings Co. Ltd.	Metals & Mining	727	20,613
	East Japan Railway Co.	Ground Transportation	18,812	334,561
	Ebara Corp.	Machinery	7,500	117,420
	Eisai Co. Ltd.	Pharmaceuticals	4,479	123,375
	Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	2,814	46,052
	ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	47,500	249,741
	EXEO Group, Inc.	Construction & Engineering	3,256	35,883
	Ezaki Glico Co. Ltd.	Food Products	904	27,000
	FANUC Corp.	Machinery	16,450	436,999
	Fast Retailing Co. Ltd.	Specialty Retail	3,095	1,059,894
	Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	1,894	40,300
	FP Corp.	Containers & Packaging	812	14,436
	Frontier Real Estate Investment Corp.	Retail REITs	45	22,248
	Fuji Electric Co. Ltd.	Electrical Equipment	2,287	124,536
	Fuji Oil Holdings, Inc.	Food Products	833	18,816
	Fuji Soft, Inc.	Software	684	43,066
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	20,062	422,405
	Fujikura Ltd.	Electrical Equipment	4,375	182,282
	Fujitsu General Ltd.	Household Durables	1,000	14,807
	Fujitsu Ltd.	IT Services	31,180	555,411
	Fukuoka Financial Group, Inc.	Banks	2,500	62,755
	Fuyo General Lease Co. Ltd.	Financial Services	300	22,334
	GLP J-Reit	Industrial REITs	75	58,889
	GMO internet group, Inc.	IT Services	1,028	17,530
	GMO Payment Gateway, Inc.	Financial Services	632	32,054
	Goldwin, Inc.	Textiles, Apparel & Luxury Goods	556	31,292
	GS Yuasa Corp.	Electrical Equipment	1,539	25,960
	Gunma Bank Ltd.	Banks	5,000	33,914
	Hachijuni Bank Ltd.	Banks	7,500	48,319
	Hakuhodo DY Holdings, Inc.	Media	5,000	38,130
	Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	5,000	56,169
	Hankyu Hanshin Holdings, Inc.	Ground Transportation	3,546	92,892
	Harmonic Drive Systems, Inc.	Machinery	729	15,516
	Haseko Corp.	Household Durables	5,000	64,679
	Heiwa Corp.	Hotels, Restaurants & Leisure	2,000	30,962
	Hikari Tsushin, Inc.	Industrial Conglomerates	414	90,829
[a]	Hino Motors Ltd.	Machinery	5,000	18,007
	Hirogin Holdings, Inc.	Banks	5,000	37,016
	Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	504	60,098
	Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	1,006	26,149
	Hitachi Construction Machinery Co. Ltd.	Machinery	1,778	39,789
	Hitachi Ltd.	Industrial Conglomerates	77,151	1,932,702
	Honda Motor Co. Ltd.	Automobiles	80,000	781,369
	Horiba Ltd.	Electronic Equipment, Instruments & Components	702	40,880
	Hoshizaki Corp.	Machinery	1,981	78,958
	House Foods Group, Inc.	Food Products	1,266	23,329
	Hoya Corp.	Health Care Equipment & Supplies	6,083	766,955
	Hulic Co. Ltd.	Real Estate Management & Development	11,666	101,695
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	1,798	54,629
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	20,625	135,895
	IHI Corp.	Machinery	2,083	123,408
	Iida Group Holdings Co. Ltd.	Household Durables	2,500	37,867

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	50	36,555
INFRONEER Holdings, Inc.	Construction & Engineering	2,500	19,423
Inpex Corp.	Oil, Gas & Consumable Fuels	15,045	188,637
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	1,882	35,752
Invincible Investment Corp.	Hotel & Resort REITs	125	52,653
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	5,729	100,338
Isuzu Motors Ltd.	Automobiles	10,000	137,344
Ito En Ltd.	Beverages	1,003	22,586
ITOCHU Corp.	Trading Companies & Distributors	23,867	1,189,402
Iwatani Corp.	Oil, Gas & Consumable Fuels	3,829	43,830
Iyogin Holdings, Inc.	Banks	5,000	48,836
Izumi Co. Ltd.	Broadline Retail	727	14,900
J Front Retailing Co. Ltd.	Broadline Retail	3,750	50,764
Japan Airlines Co. Ltd.	Passenger Airlines	2,500	39,649
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	1,205	38,337
Japan Exchange Group, Inc.	Capital Markets	17,500	197,092
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	100	44,922
Japan Logistics Fund, Inc.	Industrial REITs	17	28,470
Japan Metropolitan Fund Invest	Retail REITs	125	71,742
Japan Post Bank Co. Ltd.	Banks	25,000	237,735
Japan Post Holdings Co. Ltd.	Insurance	32,500	308,229
Japan Post Insurance Co. Ltd.	Insurance	3,125	57,803
Japan Prime Realty Investment Corp.	Office REITs	16	32,120
Japan Real Estate Investment Corp.	Office REITs	117	80,328
Japan Steel Works Ltd.	Machinery	935	34,375
Japan Tobacco, Inc.	Tobacco	19,229	499,200
Jeol Ltd.	Electronic Equipment, Instruments & Components	736	26,394
JFE Holdings, Inc.	Metals & Mining	10,000	113,229
JGC Holdings Corp.	Construction & Engineering	5,000	41,852
JMDC, Inc.	Health Care Technology	520	12,990
JTEKT Corp.	Automobile Components	5,000	37,525
Justsystems Corp.	Software	600	13,419
Kadokawa Corp.	Media	1,356	27,127
Kagome Co. Ltd.	Food Products	1,480	28,007
Kajima Corp.	Construction & Engineering	7,500	137,487
Kakaku.com, Inc.	Interactive Media & Services	1,770	27,255
Kamigumi Co. Ltd.	Transportation Infrastructure	1,530	33,334
Kandenko Co. Ltd.	Construction & Engineering	1,458	21,495
Kaneka Corp.	Chemicals	722	17,246
Kansai Electric Power Co., Inc.	Electric Utilities	15,000	167,361
Kansai Paint Co. Ltd.	Chemicals	2,500	35,998
Kao Corp.	Personal Care Products	7,500	304,849
Kawasaki Heavy Industries Ltd.	Machinery	2,500	115,806
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	6,458	92,642
KDDI Corp.	Wireless Telecommunication Services	25,916	831,436
KDX Realty Investment Corp.	Diversified REITs	75	71,345
Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,627	34,267
Keikyu Corp.	Ground Transportation	5,000	41,486
Keio Corp.	Ground Transportation	1,770	43,248
Keisei Electric Railway Co. Ltd.	Ground Transportation	7,500	67,694
Kewpie Corp.	Food Products	1,770	37,774
Keyence Corp.	Electronic Equipment, Instruments & Components	3,220	1,324,183
Kikkoman Corp.	Food Products	15,000	168,220
Kinden Corp.	Construction & Engineering	2,500	48,295
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	2,916	61,415
Kirin Holdings Co. Ltd.	Beverages	15,000	195,565
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	1,036	41,068
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	2,500	54,721
Kobe Steel Ltd.	Metals & Mining	5,729	57,560
Koei Tecmo Holdings Co. Ltd.	Entertainment	2,500	29,532
Koito Manufacturing Co. Ltd.	Automobile Components	3,213	41,052
Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	1,979	27,010
Kokuyo Co. Ltd.	Commercial Services & Supplies	1,431	25,468
Komatsu Ltd.	Machinery	15,000	415,182
Konami Group Corp.	Entertainment	1,585	149,262

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	7,500	31,616
	Kose Corp.	Personal Care Products	626	28,595
	Kotobuki Spirits Co. Ltd.	Food Products	1,562	21,657
	K’s Holdings Corp.	Specialty Retail	2,500	22,398
	Kubota Corp.	Machinery	15,000	175,522
	Kuraray Co. Ltd.	Chemicals	5,000	72,553
	Kurita Water Industries Ltd.	Machinery	1,810	63,850
	Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	856	17,734
	Kyocera Corp.	Electronic Equipment, Instruments & Components	22,500	225,558
	Kyoto Financial Group, Inc.	Banks	5,000	73,810
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	3,937	59,508
	Kyudenko Corp.	Construction & Engineering	755	24,856
	Kyushu Electric Power Co., Inc.	Electric Utilities	7,500	67,431
	Kyushu Financial Group, Inc.	Banks	7,500	34,684
	Kyushu Railway Co.	Ground Transportation	2,500	60,925
	LaSalle Logiport REIT	Industrial REITs	31	28,029
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	1,482	143,193
	Lion Corp.	Household Products	3,854	43,221
	Lixil Corp.	Building Products	4,166	45,740
	LY Corp.	Interactive Media & Services	42,500	113,416
	M3, Inc.	Health Care Technology	7,500	66,668
	Mabuchi Motor Co. Ltd.	Electrical Equipment	1,660	23,729
	Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	2,359	27,701
	Makita Corp.	Machinery	4,019	123,848
	Mani, Inc.	Health Care Equipment & Supplies	978	11,251
	Marubeni Corp.	Trading Companies & Distributors	28,050	427,015
	Marui Group Co. Ltd.	Consumer Finance	2,916	46,655
	Maruichi Steel Tube Ltd.	Metals & Mining	979	21,784
	Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	125	38,456
	Matsui Securities Co. Ltd.	Capital Markets	2,500	12,980
	MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	5,729	84,025
	Mazda Motor Corp.	Automobiles	10,000	68,942
	McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	1,513	59,592
	Mebuki Financial Group, Inc.	Banks	17,500	71,521
	Medipal Holdings Corp.	Health Care Providers & Services	3,437	52,060
	MEIJI Holdings Co. Ltd.	Food Products	4,734	96,421
[a]	Mercari, Inc.	Broadline Retail	1,875	21,391
	Minebea Mitsumi, Inc.	Machinery	6,041	98,768
	MISUMI Group, Inc.	Machinery	4,479	69,967
	Mitsubishi Chemical Group Corp.	Chemicals	22,500	114,490
	Mitsubishi Corp.	Trading Companies & Distributors	64,825	1,074,092
	Mitsubishi Electric Corp.	Electrical Equipment	32,500	555,660
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	20,420	285,914
	Mitsubishi Gas Chemical Co., Inc.	Chemicals	3,020	54,372
	Mitsubishi HC Capital, Inc.	Financial Services	15,000	99,453
	Mitsubishi Heavy Industries Ltd.	Machinery	55,000	777,965
	Mitsubishi Logistics Corp.	Transportation Infrastructure	4,833	35,611
	Mitsubishi Materials Corp.	Metals & Mining	2,500	38,265
	Mitsubishi Motors Corp.	Automobiles	12,500	42,361
	Mitsubishi UFJ Financial Group, Inc.	Banks	197,500	2,319,833
	Mitsui & Co. Ltd.	Trading Companies & Distributors	50,265	1,058,968
	Mitsui Chemicals, Inc.	Chemicals	3,208	70,831
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	47,975	387,683
	Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	53	34,229
	Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	2,145	11,287
	Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	1,004	29,815
	Mitsui OSK Lines Ltd.	Marine Transportation	6,046	211,895
	Miura Co. Ltd.	Machinery	1,582	40,063
	Mizuho Financial Group, Inc.	Banks	44,700	1,101,572
[a]	Money Forward, Inc.	Software	726	22,317
	MonotaRO Co. Ltd.	Trading Companies & Distributors	4,062	69,061
	Mori Hills REIT Investment Corp., Class C	Office REITs	25	19,709
	Morinaga & Co. Ltd.	Food Products	1,376	23,784
	Morinaga Milk Industry Co. Ltd.	Food Products	1,281	23,862
	MS&AD Insurance Group Holdings, Inc.	Insurance	22,550	494,878

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	30,000	488,579
Nabtesco Corp.	Machinery	2,500	44,668
Nagase & Co. Ltd.	Trading Companies & Distributors	1,666	34,187
Nagoya Railroad Co. Ltd.	Ground Transportation	5,000	55,755
Nankai Electric Railway Co. Ltd.	Ground Transportation	2,500	39,490
NEC Corp.	IT Services	4,312	376,436
NEC Networks & System Integration Corp.	IT Services	962	20,169
NET One Systems Co. Ltd.	IT Services	253	7,215
Nexon Co. Ltd.	Entertainment	7,500	113,412
NGK Insulators Ltd.	Machinery	5,000	64,043
NH Foods Ltd.	Food Products	1,658	53,740
NHK Spring Co. Ltd.	Automobile Components	2,500	31,815
Nichirei Corp.	Food Products	1,728	45,806
NIDEC Corp.	Electrical Equipment	17,500	317,909
Nifco, Inc.	Automobile Components	1,354	32,988
Nihon Kohden Corp.	Health Care Equipment & Supplies	2,410	33,062
Nihon M&A Center Holdings, Inc.	Capital Markets	5,000	21,036
Nikon Corp.	Household Durables	5,000	52,160
Nintendo Co. Ltd.	Entertainment	18,352	1,081,782
Nippon Accommodations Fund, Inc.	Residential REITs	8	29,880
Nippon Building Fund, Inc.	Office REITs	125	97,353
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	1,207	25,890
Nippon Express Holdings, Inc.	Air Freight & Logistics	3,573	54,404
Nippon Kayaku Co. Ltd.	Chemicals	2,500	20,425
Nippon Paint Holdings Co. Ltd.	Chemicals	17,500	113,968
Nippon Prologis REIT, Inc.	Industrial REITs	43	60,987
Nippon Sanso Holdings Corp.	Chemicals	3,231	90,952
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	820	20,813
Nippon Shokubai Co. Ltd.	Chemicals	2,512	30,609
Nippon Steel Corp.	Metals & Mining	15,000	303,703
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	495,000	497,646
Nippon Yusen KK	Marine Transportation	7,500	251,638
Nipro Corp.	Health Care Equipment & Supplies	2,500	23,813
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	1,231	17,765
Nissan Chemical Corp.	Chemicals	2,321	73,089
Nissan Motor Co. Ltd.	Automobiles	37,500	114,533
Nisshin Seifun Group, Inc.	Food Products	5,000	58,603
Nissin Foods Holdings Co. Ltd.	Food Products	3,451	83,947
Niterra Co. Ltd.	Automobile Components	2,812	90,894
Nitori Holdings Co. Ltd.	Specialty Retail	1,435	170,153
Nitto Denko Corp.	Chemicals	12,462	212,511
NOF Corp.	Chemicals	3,510	49,269
NOK Corp.	Automobile Components	2,500	39,387
Nomura Holdings, Inc.	Capital Markets	50,000	296,290
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	1,691	42,017
Nomura Real Estate Master Fund, Inc.	Diversified REITs	75	65,713
Nomura Research Institute Ltd.	IT Services	7,475	221,596
NS Solutions Corp.	IT Services	1,112	28,812
NSK Ltd.	Machinery	7,500	32,780
NTT Data Group Corp.	IT Services	10,000	192,797
Obayashi Corp.	Construction & Engineering	12,500	166,470
OBIC Business Consultants Co. Ltd.	Software	504	22,243
Obic Co. Ltd.	IT Services	5,958	177,914
Odakyu Electric Railway Co. Ltd.	Ground Transportation	5,000	46,195
Oji Holdings Corp.	Paper & Forest Products	15,000	57,658
OKUMA Corp.	Machinery	808	17,532
Olympus Corp.	Health Care Equipment & Supplies	18,437	278,092
Omron Corp.	Electronic Equipment, Instruments & Components	3,225	109,846
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	7,500	78,002
Open House Group Co. Ltd.	Household Durables	1,227	41,605
Oracle Corp.	Software	525	50,626
Organo Corp.	Machinery	416	21,705
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	19,416	422,764
ORIX Corp.	Financial Services	19,020	412,447
Orix JREIT, Inc.	Office REITs	50	52,208

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Osaka Gas Co. Ltd.	Gas Utilities	6,479	142,640
	OSG Corp.	Machinery	1,279	15,092
	Otsuka Corp.	IT Services	3,352	76,975
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	7,966	435,910
	PALTAC Corp.	Distributors	533	14,794
	Pan Pacific International Holdings Corp.	Broadline Retail	6,670	183,175
	Panasonic Holdings Corp.	Household Durables	37,500	392,037
	Park24 Co. Ltd.	Commercial Services & Supplies	2,500	35,211
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	5,000	20,823
[a]	PeptiDream, Inc.	Biotechnology	1,562	26,283
	Persol Holdings Co. Ltd.	Professional Services	32,500	48,907
	Pola Orbis Holdings, Inc.	Personal Care Products	2,500	22,732
	Rakus Co. Ltd.	Software	1,625	19,211
[a]	Rakuten Bank Ltd.	Banks	1,425	40,077
[a]	Rakuten Group, Inc.	Broadline Retail	25,000	136,628
	Recruit Holdings Co. Ltd.	Professional Services	24,646	1,747,771
	Relo Group, Inc.	Real Estate Management & Development	2,500	30,677
[a]	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	27,500	358,098
	Rengo Co. Ltd.	Containers & Packaging	5,000	27,870
	Resona Holdings, Inc.	Banks	37,500	273,090
	Resonac Holdings Corp.	Chemicals	3,020	77,153
	Resorttrust, Inc.	Hotels, Restaurants & Leisure	978	19,553
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	10,000	115,265
	Rinnai Corp.	Household Durables	1,770	36,704
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	5,000	47,261
	Rohto Pharmaceutical Co. Ltd.	Personal Care Products	3,120	57,125
	Rorze Corp.	Semiconductors & Semiconductor Equipment	1,562	15,207
	Ryohin Keikaku Co. Ltd.	Broadline Retail	3,914	89,607
	Sankyo Co. Ltd.	Leisure Products	2,500	33,851
	Sankyu, Inc.	Air Freight & Logistics	753	26,218
	Sanrio Co. Ltd.	Specialty Retail	3,231	113,895
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	5,000	51,492
	Sanwa Holdings Corp.	Building Products	3,229	90,443
	Sapporo Holdings Ltd.	Beverages	1,067	56,473
	Sawai Group Holdings Co. Ltd.	Pharmaceuticals	1,910	26,142
	SBI Holdings, Inc.	Capital Markets	5,000	126,686
	SBI Sumishin Net Bank Ltd.	Banks	729	17,580
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	1,396	84,297
	SCSK Corp.	IT Services	2,500	52,987
	Secom Co. Ltd.	Commercial Services & Supplies	7,122	243,306
	Sega Sammy Holdings, Inc.	Leisure Products	2,500	48,931
	Seibu Holdings, Inc.	Ground Transportation	3,333	68,034
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	4,479	81,951
	Seino Holdings Co. Ltd.	Ground Transportation	2,500	37,756
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	7,554	130,498
	Sekisui House Ltd.	Household Durables	10,058	242,042
	Sekisui House Reit, Inc.	Diversified REITs	75	36,889
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	40,000	632,986
	Seven Bank Ltd.	Banks	12,500	24,792
	SG Holdings Co. Ltd.	Air Freight & Logistics	7,500	71,869
[a]	Sharp Corp.	Household Durables	5,000	31,334
[a]	SHIFT, Inc.	IT Services	177	20,514
	Shikoku Electric Power Co., Inc.	Electric Utilities	2,500	19,638
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	4,062	115,300
	Shimamura Co. Ltd.	Specialty Retail	700	39,258
	Shimano, Inc.	Leisure Products	1,556	211,777
	Shimizu Corp.	Construction & Engineering	10,000	79,696
	Shin-Etsu Chemical Co. Ltd.	Chemicals	33,562	1,130,977
[a]	Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	1,052	38,188
	Shionogi & Co. Ltd.	Pharmaceuticals	13,473	190,230
	Ship Healthcare Holdings, Inc.	Health Care Providers & Services	1,326	18,604
	Shiseido Co. Ltd.	Personal Care Products	6,370	112,942
	Shizuoka Financial Group, Inc.	Banks	7,500	61,299
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	722	23,986
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	3,645	56,823

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	SMC Corp.	Machinery	960	379,822
	Socionext, Inc.	Semiconductors & Semiconductor Equipment	2,980	47,982
	SoftBank Corp.	Wireless Telecommunication Services	482,500	610,647
	SoftBank Group Corp.	Wireless Telecommunication Services	17,727	1,036,030
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	7,500	51,611
	Sojitz Corp.	Trading Companies & Distributors	3,373	69,580
	Sompo Holdings, Inc.	Insurance	16,633	435,934
	Sony Group Corp.	Household Durables	104,307	2,236,003
	Sotetsu Holdings, Inc.	Ground Transportation	1,207	19,158
	Square Enix Holdings Co. Ltd.	Entertainment	1,303	50,964
	Stanley Electric Co. Ltd.	Automobile Components	2,500	41,423
	Subaru Corp.	Automobiles	10,000	179,499
	Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,480	23,237
	SUMCO Corp.	Semiconductors & Semiconductor Equipment	5,000	37,637
	Sumitomo Bakelite Co. Ltd.	Chemicals	1,125	27,731
	Sumitomo Chemical Co. Ltd.	Chemicals	27,500	61,068
	Sumitomo Corp.	Trading Companies & Distributors	20,754	452,690
	Sumitomo Electric Industries Ltd.	Automobile Components	12,500	226,958
	Sumitomo Forestry Co. Ltd.	Household Durables	2,500	84,214
	Sumitomo Heavy Industries Ltd.	Machinery	1,747	36,072
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	4,370	100,463
	Sumitomo Mitsui Financial Group, Inc.	Banks	64,697	1,549,501
	Sumitomo Mitsui Trust Group, Inc.	Banks	11,562	271,614
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	6,957	218,679
	Sumitomo Rubber Industries Ltd.	Automobile Components	2,500	28,371
	Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	1,100	28,165
	Suntory Beverage & Food Ltd.	Beverages	2,191	69,887
	Suzuken Co. Ltd.	Health Care Providers & Services	1,288	38,822
	Suzuki Motor Corp.	Automobiles	32,500	370,164
	Sysmex Corp.	Health Care Equipment & Supplies	10,000	185,575
	T&D Holdings, Inc.	Insurance	8,645	159,825
	Taiheiyo Cement Corp.	Construction Materials	1,956	44,644
	Taisei Corp.	Construction & Engineering	2,708	114,396
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	2,187	31,575
	Takara Holdings, Inc.	Beverages	2,500	21,554
	Takasago Thermal Engineering Co. Ltd.	Building Products	937	37,883
	Takashimaya Co. Ltd.	Broadline Retail	5,000	40,214
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	27,325	726,940
	TBS Holdings, Inc.	Media	1,000	25,776
	TDK Corp.	Electronic Equipment, Instruments & Components	32,953	434,558
	TechnoPro Holdings, Inc.	Professional Services	1,780	33,559
	Teijin Ltd.	Chemicals	2,500	21,284
	Terumo Corp.	Health Care Equipment & Supplies	25,145	489,908
	THK Co. Ltd.	Machinery	2,500	58,539
	TIS, Inc.	IT Services	3,682	87,552
	Tobu Railway Co. Ltd.	Ground Transportation	3,309	53,996
	Toda Corp.	Construction & Engineering	5,000	30,622
	Toei Animation Co. Ltd.	Entertainment	937	21,076
	Toho Co. Ltd.	Entertainment	1,754	68,682
	Toho Gas Co. Ltd.	Gas Utilities	1,359	36,759
	Tohoku Electric Power Co., Inc.	Electric Utilities	7,500	56,598
	Tokai Carbon Co. Ltd.	Chemicals	2,500	14,584
	Tokio Marine Holdings, Inc.	Insurance	33,060	1,204,936
	Tokyo Century Corp.	Financial Services	5,000	50,999
[a]	Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	25,000	75,560
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	7,657	1,178,319
	Tokyo Gas Co. Ltd.	Gas Utilities	5,863	163,027
	Tokyo Ohka Kogyo Co. Ltd.	Chemicals	1,783	40,082
	Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	600	28,087
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	3,189	52,900
	Tokyu Corp.	Ground Transportation	8,333	89,502
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	10,000	61,568
	TOPPAN Holdings, Inc.	Commercial Services & Supplies	4,270	114,358
	Toray Industries, Inc.	Chemicals	27,500	175,243
	Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	625	15,510

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Tosoh Corp.	Chemicals	5,000	67,368
	TOTO Ltd.	Building Products	2,500	60,528
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	2,500	38,281
	Toyo Suisan Kaisha Ltd.	Food Products	1,513	103,588
	Toyo Tire Corp.	Automobile Components	1,458	22,687
	Toyoda Gosei Co. Ltd.	Automobile Components	1,094	19,362
	Toyota Boshoku Corp.	Automobile Components	956	12,488
	Toyota Industries Corp.	Machinery	2,700	221,020
	Toyota Motor Corp.	Automobiles	201,693	4,037,453
	Toyota Tsusho Corp.	Trading Companies & Distributors	11,055	198,928
	Trend Micro, Inc.	Software	2,158	117,635
	TS Tech Co. Ltd.	Automobile Components	1,354	15,482
	Tsumura & Co.	Pharmaceuticals	1,035	31,005
	Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	715	39,694
	UBE Corp.	Chemicals	1,562	23,958
	Ulvac, Inc.	Semiconductors & Semiconductor Equipment	782	30,681
	Unicharm Corp.	Household Products	22,141	183,499
	United Urban Investment Corp.	Diversified REITs	50	44,795
	Ushio, Inc.	Electrical Equipment	1,562	21,170
	USS Co. Ltd.	Specialty Retail	7,500	65,713
	Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,651	21,572
	West Japan Railway Co.	Ground Transportation	7,500	133,479
	Workman Co. Ltd.	Specialty Retail	808	22,904
	Yakult Honsha Co. Ltd.	Food Products	5,000	95,031
	Yamada Holdings Co. Ltd.	Specialty Retail	10,000	28,831
	Yamaguchi Financial Group, Inc.	Banks	2,500	26,096
	Yamaha Corp.	Leisure Products	7,500	53,902
	Yamaha Motor Co. Ltd.	Automobiles	15,000	134,051
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	5,000	56,407
	Yamato Kogyo Co. Ltd.	Metals & Mining	610	28,815
	Yamazaki Baking Co. Ltd.	Food Products	2,500	46,823
	Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	425	25,574
	Yaskawa Electric Corp.	Machinery	4,245	109,852
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	3,950	85,404
	Yokohama Rubber Co. Ltd.	Automobile Components	2,500	54,085
	Zenkoku Hosho Co. Ltd.	Financial Services	927	32,701
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,473	84,016
	Zeon Corp.	Chemicals	2,500	23,845
	ZOZO, Inc.	Specialty Retail	2,500	77,898
	Total Common Stocks (Cost $74,717,969)			77,977,678
	Total Investments before Short-Term Investments (Cost $74,717,969)			77,977,678
	Short-Term Investments 0.4%
	Money Market Funds 0.4%
	United States 0.4%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	318,885	318,885
	Total Short-Term Investments (Cost $318,885)			318,885
	Total Investments (Cost $75,036,854) 99.4%			78,296,563
	Other Assets, less Liabilities 0.6%			469,568
	Net Assets 100.0%			$ 78,766,131
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
At December 31, 2024, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	UBSW	Buy	121,047,738	$ 775,068	1/07/25	$ —	$ (4,848)
Japanese Yen	SSBT	Buy	121,047,738	775,033	1/07/25	—	(4,814)
Japanese Yen	BOFA	Buy	60,523,869	387,513	1/07/25	—	(2,403)
Japanese Yen	BOFA	Buy	2,273,257,428	14,464,458	1/07/25	147	—
Japanese Yen	UBSW	Buy	4,546,514,856	28,928,917	1/07/25	294	—
Japanese Yen	SSBT	Buy	4,546,514,856	28,928,917	1/07/25	295	—
Japanese Yen	BOFA	Sell	90,930,297	579,596	1/07/25	1,012	—
Japanese Yen	UBSW	Sell	181,860,594	1,159,097	1/07/25	1,929	—
Japanese Yen	SSBT	Sell	181,860,594	1,159,148	1/07/25	1,980	—
Japanese Yen	BOFA	Sell	2,242,851,000	15,005,509	1/07/25	734,378	—
Japanese Yen	SSBT	Sell	4,485,702,000	30,010,015	1/07/25	1,467,752	—
Japanese Yen	UBSW	Sell	4,485,702,000	30,010,517	1/07/25	1,468,254	—
Japanese Yen	SSBT	Sell	4,952,895,000	31,614,398	2/03/25	—	(1,640)
Japanese Yen	UBSW	Sell	4,952,895,000	31,614,842	2/03/25	—	(1,196)
Japanese Yen	BOFA	Sell	2,476,447,000	15,807,014	2/03/25	—	(1,001)
Total Forward Exchange Contracts						$3,676,041	$(15,902)
Net unrealized appreciation (depreciation)							$3,660,139

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mini Topix Index Futures	Long	34	$ 602,832	3/13/25	$ 7,257

*As of period end.
Abbreviations
Selected Portfolio
BOFA	–	Bank of America Corp.
REIT	–	Real Estate Investment Trust
SSBT	–	State Street Bank & Trust Co.
UBSW	–	UBS AG

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Latin America ETF	Industry	Shares	Value
	Common Stocks 79.0%
	Brazil 40.7%
	Allos SA	Real Estate Management & Development	37,500	$ 109,929
	Alupar Investimento SA, UNIT	Electric Utilities	10,000	42,766
	Ambev SA	Beverages	352,500	669,869
	Atacadao SA	Consumer Staples Distribution & Retail	42,500	37,355
	Auren Energia SA	Independent Power Producers & Energy Traders	25,000	35,490
[a]	Automob Participacoes SA	Commercial Services & Supplies	37,419	2,059
	B3 SA - Brasil Bolsa Balcao	Capital Markets	437,500	730,837
	Banco Bradesco SA	Banks	122,500	210,980
	Banco BTG Pactual SA	Capital Markets	95,000	418,268
	Banco do Brasil SA	Banks	137,500	537,950
	Banco Santander Brasil SA	Banks	30,000	115,671
	BB Seguridade Participacoes SA	Insurance	55,000	322,102
	BRF SA	Food Products	52,500	215,512
	Caixa Seguridade Participacoes SA	Insurance	37,500	86,499
	CCR SA	Transportation Infrastructure	90,000	148,158
	Centrais Eletricas Brasileiras SA	Electric Utilities	105,000	580,080
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	37,100	531,471
	Cia Energetica de Minas Gerais	Electric Utilities	5,000	11,841
	Cia Paranaense de Energia - Copel	Electric Utilities	62,500	83,362
	Cia Siderurgica Nacional SA	Metals & Mining	50,000	71,708
	Cosan SA	Oil, Gas & Consumable Fuels	97,500	128,783
	CPFL Energia SA	Electric Utilities	15,000	76,701
	CSN Mineracao SA	Metals & Mining	42,500	35,429
[a]	Embraer SA	Aerospace & Defense	59,500	541,176
	Energisa SA	Electric Utilities	26,400	155,891
[a]	Eneva SA	Independent Power Producers & Energy Traders	25,000	42,612
	Engie Brasil Energia SA	Independent Power Producers & Energy Traders	14,300	82,173
	Equatorial Energia SA	Electric Utilities	80,000	354,816
[b]	GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	40,000	90,517
	Grupo Mateus SA	Consumer Staples Distribution & Retail	32,500	33,616
[a,b]	Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	385,000	138,972
	Hypera SA	Pharmaceuticals	32,500	95,167
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	7,500	15,515
	Itau Unibanco Holding SA	Banks	37,500	163,285
	Klabin SA	Containers & Packaging	72,500	272,263
	Localiza Rent a Car SA	Ground Transportation	80,000	416,974
	Lojas Renner SA	Specialty Retail	85,000	166,757
	M Dias Branco SA	Food Products	10,000	32,455
[a]	Magazine Luiza SA	Broadline Retail	30,000	31,564
	Marfrig Global Foods SA	Food Products	27,500	75,807
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	25,000	85,305
	Natura & Co. Holding SA	Personal Care Products	77,500	160,072
	Neoenergia SA	Electric Utilities	17,500	53,566
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	300,000	1,913,773
	Porto Seguro SA	Insurance	15,000	88,744
[a]	PRIO SA	Oil, Gas & Consumable Fuels	64,600	419,837
	Raia Drogasil SA	Consumer Staples Distribution & Retail	115,000	409,528
[b]	Rede D’Or Sao Luiz SA	Health Care Providers & Services	70,000	288,029
	Rumo SA	Ground Transportation	102,500	295,993
	Santos Brasil Participacoes SA	Transportation Infrastructure	52,500	111,580
	Sao Martinho SA	Food Products	12,500	47,063
[a]	Sendas Distribuidora SA	Consumer Staples Distribution & Retail	110,000	100,245
	SLC Agricola SA	Food Products	17,500	49,572
	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	9,813	26,940
	Suzano SA	Paper & Forest Products	55,000	550,013
	Telefonica Brasil SA	Diversified Telecommunication Services	35,100	265,728
	TIM SA	Wireless Telecommunication Services	65,000	152,351

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	TOTVS SA	Software	41,000	177,529
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	17,500	93,083
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	67,500	173,507
	Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	12,500	10,764
	Vale SA	Metals & Mining	295,790	2,611,806
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	37,500	28,833
	Vibra Energia SA	Specialty Retail	90,000	259,896
	WEG SA	Electrical Equipment	120,200	1,026,725
				17,312,862
	Chile 6.6%
	Aguas Andinas SA, Class A	Water Utilities	222,225	66,923
	Banco de Chile	Banks	3,538,700	402,252
	Banco de Credito e Inversiones SA	Banks	7,675	212,996
	Banco Itau Chile SA	Banks	6,025	61,581
	Banco Santander Chile	Banks	5,015,750	238,551
	Cencosud SA	Consumer Staples Distribution & Retail	107,225	237,194
	Cencosud Shopping SA	Real Estate Management & Development	39,150	61,253
	Cia Cervecerias Unidas SA	Beverages	12,250	70,701
	Cia Sud Americana de Vapores SA	Marine Transportation	1,601,025	86,448
	Colbun SA	Independent Power Producers & Energy Traders	585,600	72,425
	Empresas CMPC SA	Paper & Forest Products	96,925	152,123
	Empresas Copec SA	Specialty Retail	39,450	241,137
	Enel Americas SA	Electric Utilities	1,537,150	134,855
	Enel Chile SA	Electric Utilities	2,010,200	116,223
[a]	Falabella SA	Broadline Retail	64,150	226,729
	Latam Airlines Group SA	Passenger Airlines	16,360,225	225,862
	Plaza SA	Real Estate Management & Development	75,650	123,996
	Quinenco SA	Industrial Conglomerates	21,475	70,761
				2,802,010
	Colombia 0.9%
	Cementos Argos SA	Construction Materials	49,650	114,953
	Ecopetrol SA	Oil, Gas & Consumable Fuels	399,400	151,853
	Interconexion Electrica SA ESP	Electric Utilities	35,650	135,138
				401,944
	Mexico 29.3%
	Alfa SAB de CV, Class A	Industrial Conglomerates	222,200	161,258
	Alpek SAB de CV	Chemicals	31,275	19,614
	Alsea SAB de CV	Hotels, Restaurants & Leisure	41,675	87,167
	America Movil SAB de CV	Wireless Telecommunication Services	1,802,850	1,296,250
	Arca Continental SAB de CV	Beverages	43,950	365,124
[b]	Banco del Bajio SA	Banks	64,975	130,464
	Becle SAB de CV	Beverages	43,600	49,130
	Cemex SAB de CV	Construction Materials	1,227,450	689,501
	Coca-Cola Femsa SAB de CV	Beverages	42,600	331,884
	Concentradora Fibra Danhos SA de CV	Diversified REITs	20,475	19,753
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	69,175	177,023
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	16,025	76,407
	Fibra Uno Administracion SA de CV	Diversified REITs	230,975	230,167
	Fomento Economico Mexicano SAB de CV	Beverages	140,700	1,202,457
	Gentera SAB de CV	Consumer Finance	80,750	94,371
	Gruma SAB de CV, Class B	Food Products	14,300	224,134
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	22,075	190,527
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	31,825	561,019
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	15,050	387,007
	Grupo Bimbo SAB de CV	Food Products	175,775	466,981
	Grupo Carso SAB de CV	Industrial Conglomerates	43,900	243,392
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	20,550	123,837
	Grupo Financiero Banorte SAB de CV, Class O	Banks	233,825	1,506,560

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Grupo Financiero Inbursa SAB de CV, Class O	Banks	189,275	394,976
	Grupo Mexico SAB de CV, Class B	Metals & Mining	255,825	1,217,192
	Grupo Televisa SAB	Media	173,250	57,576
[a]	Industrias Penoles SAB de CV	Metals & Mining	15,200	194,599
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	67,300	95,159
	Megacable Holdings SAB de CV	Media	25,300	41,261
	Operadora De Sites Mexicanos SAB de CV, Class A-1	Diversified Telecommunication Services	84,300	50,233
	Orbia Advance Corp. SAB de CV	Chemicals	77,175	55,600
	Prologis Property Mexico SA de CV	Industrial REITs	76,875	214,105
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	17,700	150,358
	Qualitas Controladora SAB de CV	Insurance	16,175	136,454
	Regional SAB de CV	Banks	19,150	107,812
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	417,575	1,102,340
				12,451,692
	United States 1.5%
	GCC SAB de CV	Construction Materials	13,200	118,365
	JBS SA	Food Products	91,500	537,639
				656,004
	Total Common Stocks (Cost $35,214,406)			33,624,512
	Preferred Stocks 18.7%
	Brazil 16.8%
[a]	Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	20,000	20,590
[c]	Banco Bradesco SA, 6.029%, pfd.	Banks	420,000	785,905
[c]	Bradespar SA, 12.817%, pfd.	Metals & Mining	20,000	53,676
[a]	Braskem SA, pfd.	Chemicals	15,000	28,117
[c]	Centrais Eletricas Brasileiras SA, 9.635%, pfd.	Electric Utilities	20,000	122,502
[c]	Cia Energetica de Minas Gerais, 11.089%, pfd.	Electric Utilities	132,500	238,283
[c]	Cia Paranaense de Energia - Copel, Class B, 4.131%, pfd.	Electric Utilities	85,000	125,893
[c]	Gerdau SA, 4.316%, pfd.	Metals & Mining	112,500	330,333
[a]	Isa Energia Brasil SA, pfd.	Electric Utilities	22,500	83,803
[c]	Itau Unibanco Holding SA, 7.224%, pfd.	Banks	392,500	1,952,382
[c]	Itausa SA, 6.614%, pfd.	Banks	462,500	661,051
[c]	Metalurgica Gerdau SA, 4.39%, pfd.	Metals & Mining	55,000	91,253
[c]	Petroleo Brasileiro SA, 16.082%, pfd.	Oil, Gas & Consumable Fuels	442,500	2,592,176
[c]	Unipar Carbocloro SA, 8.556%, pfd.	Chemicals	4,200	32,483
[c]	Usinas Siderurgicas de Minas Gerais SA Usiminas, 5.32%, pfd.	Metals & Mining	37,500	32,293
				7,150,740
	Chile 1.2%
[c]	Embotelladora Andina SA, 5.745%, pfd.	Beverages	30,375	92,390
[c]	Sociedad Quimica y Minera de Chile SA, Class B, 0.002%, pfd.	Chemicals	11,025	405,737
				498,127
	Colombia 0.7%
[c]	Bancolombia SA, 10.051%, pfd.	Banks	36,325	290,070
	Total Preferred Stocks (Cost $8,265,852)			7,938,937
	Right 0.0%†
	Brazil 0.0%†
[a]	Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	187	26
	Total Rights (Cost $0)			26
	Total Investments before Short-Term Investments (Cost $43,480,258)			41,563,475

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	70,088	70,088
	Total Short-Term Investments (Cost $70,088)			70,088
	Total Investments (Cost $43,550,346) 97.8%			41,633,563
	Other Assets, less Liabilities 2.2%			915,254
	Net Assets 100.0%			$ 42,548,817
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $647,982, representing 1.5% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	30	$ 590,380	2/12/25	$ (20,244)
Index Contracts
Mex Bolsa Index	Long	19	458,517	3/21/25	(17,509)
Total Futures Contracts					$(37,753)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Mexico ETF	Industry	Shares	Value
	Common Stocks 99.9%
	Mexico 98.9%
	Alfa SAB de CV, Class A	Industrial Conglomerates	1,522,575	$ 1,104,984
	Alpek SAB de CV	Chemicals	210,983	132,316
	Alsea SAB de CV	Hotels, Restaurants & Leisure	291,316	609,315
	America Movil SAB de CV	Wireless Telecommunication Services	10,528,246	7,569,815
	Arca Continental SAB de CV	Beverages	283,745	2,357,269
[a]	Banco del Bajio SA	Banks	454,126	911,845
	Becle SAB de CV	Beverages	304,783	343,440
	Cemex SAB de CV	Construction Materials	6,746,297	3,789,626
	Coca-Cola Femsa SAB de CV	Beverages	289,507	2,255,461
	Concentradora Fibra Danhos SA de CV	Diversified REITs	138,087	133,221
	Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	483,539	1,237,408
	El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	111,689	532,534
	Fibra Uno Administracion SA de CV	Diversified REITs	1,611,551	1,605,913
	Fomento Economico Mexicano SAB de CV	Beverages	825,239	7,052,697
	Gentera SAB de CV	Consumer Finance	564,408	659,610
	Gruma SAB de CV, Class B	Food Products	99,629	1,561,558
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	154,033	1,329,442
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	180,967	3,190,133
	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	96,212	2,474,066
	Grupo Bimbo SAB de CV	Food Products	1,050,024	2,789,594
	Grupo Carso SAB de CV	Industrial Conglomerates	306,525	1,699,448
	Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	143,715	866,047
	Grupo Financiero Banorte SAB de CV, Class O	Banks	1,353,869	8,723,129
[b]	Grupo Financiero Inbursa SAB de CV, Class O	Banks	1,173,572	2,448,993
	Grupo Mexico SAB de CV, Class B	Metals & Mining	1,494,636	7,111,341
	Grupo Televisa SAB	Media	1,214,978	403,770
[b]	Industrias Penoles SAB de CV	Metals & Mining	106,061	1,357,850
	Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	470,340	665,039
	Megacable Holdings SAB de CV	Media	169,376	276,228
	Operadora De Sites Mexicanos SAB de CV, Class A-1	Diversified Telecommunication Services	588,260	350,533
	Orbia Advance Corp. SAB de CV	Chemicals	537,273	387,075
	Prologis Property Mexico SA de CV	Industrial REITs	536,335	1,493,750
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	123,682	1,050,652
	Qualitas Controladora SAB de CV	Insurance	113,029	953,526
	Regional SAB de CV	Banks	133,799	753,268
	Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	2,445,768	6,456,491
				76,637,387
	United States 1.0%
	GCC SAB de CV	Construction Materials	92,259	827,293
	Total Common Stocks (Cost $96,608,106)			77,464,680
	Total Investments before Short-Term Investments (Cost $96,608,106)			77,464,680

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	3,593	3,593
	Total Short-Term Investments (Cost $3,593)			3,593
	Total Investments (Cost $96,611,699) 99.9%			77,468,273
	Other Assets, less Liabilities 0.1%			43,657
	Net Assets 100.0%			$ 77,511,930
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the value of this security was $911,845, representing 1.2% of net assets.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mex Bolsa Index	Long	3	$ 72,397	3/21/25	$ (2,331)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Russia ETF	Industry	Shares	Value
	Common Stocks 0.0%
[a,b]	Russia 0.0%
	Aeroflot PJSC	Passenger Airlines	174,496	$ —
	Alrosa PJSC	Metals & Mining	361,232	—
	Credit Bank of Moscow PJSC	Banks	2,127,840	—
	Federal Grid Co-Rosseti PJSC	Electric Utilities	80,095,477	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
	GMK Norilskiy Nickel PAO	Metals & Mining	288,800	—
	Inter RAO UES PJSC	Electric Utilities	6,229,280	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
	M.Video PJSC	Specialty Retail	8,000	—
	Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
	Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
	Moscow Exchange MICEX-RTS PJSC	Capital Markets	253,248	—
	Mosenergo PJSC	Electric Utilities	1,418,704	—
	Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
	Novolipetsk Steel PJSC	Metals & Mining	200,944	—
	PhosAgro PJSC	Chemicals	6,208	—
	Polyus PJSC	Metals & Mining	3,504	—
	Raspadskaya OJSC	Metals & Mining	10,720	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
	Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
	RusHydro PJSC	Electric Utilities	20,149,712	—
	Sberbank of Russia PJSC	Banks	959,968	—
[c]	Segezha Group PJSC	Paper & Forest Products	666,096	—
	Severstal PAO	Metals & Mining	27,744	—
	Sistema AFK PAO	Wireless Telecommunication Services	499,664	—
	Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
	Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
	United Co. RUSAL International PJSC	Metals & Mining	447,600	—
	VTB Bank PJSC	Banks	177,271	—
	Total Common Stocks (Cost $21,363,101)			—
	Preferred Stocks 0.0%
[a,b]	Russia 0.0%
	Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
	Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
	Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	27,600	—
	Total Preferred Stocks (Cost $1,113,686)			—
	Total Investments (Cost $22,476,787) 0.0%			—
	Other Assets, less Liabilities 100.0%			4,737
	Net Assets 100.0%			$ 4,737
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the value of this security was $0, representing 0.0% of net assets.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
	Common Stocks 100.1%
	Saudi Arabia 100.1%
	Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	23,610	$ 65,978
	ACWA Power Co.	Independent Power Producers & Energy Traders	10,580	1,130,253
	Ades Holding Co.	Energy Equipment & Services	23,270	107,512
[a]	Advanced Petrochemical Co.	Chemicals	6,780	57,923
	Al Rajhi Bank	Banks	92,140	2,319,807
[a]	Al Rajhi Co. for Co-operative Insurance	Insurance	2,620	119,655
	Aldrees Petroleum & Transport Services Co.	Specialty Retail	2,620	83,814
	Alinma Bank	Banks	65,580	505,281
	Almarai Co. JSC	Food Products	22,097	336,385
	Arab National Bank	Banks	47,510	266,544
[b]	Arabian Centres Co.	Real Estate Management & Development	12,460	71,960
[a]	Arabian Contracting Services Co.	Media	1,023	39,533
	Arabian Drilling Co.	Energy Equipment & Services	1,430	42,473
	Arabian Internet & Communications Services Co.	IT Services	1,340	96,290
	Astra Industrial Group Co.	Industrial Conglomerates	2,030	97,248
	Bank AlBilad	Banks	32,790	340,781
[a]	Bank Al-Jazira	Banks	26,890	133,827
	Banque Saudi Fransi	Banks	64,358	271,313
	BinDawood Holding Co.	Consumer Staples Distribution & Retail	15,320	26,380
	Bupa Arabia for Cooperative Insurance Co.	Insurance	3,970	218,712
	Catrion Catering Holding Co.	Commercial Services & Supplies	2,150	69,809
	Co. for Cooperative Insurance	Insurance	3,930	154,380
	Dallah Healthcare Co.	Health Care Providers & Services	2,190	87,427
[a]	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	28,330	113,851
[a]	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	Health Care Providers & Services	2,790	49,750
	Dr. Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	5,460	407,458
	Elm Co.	IT Services	1,370	406,544
[a]	Emaar Economic City	Real Estate Management & Development	19,880	46,295
	Etihad Etisalat Co.	Wireless Telecommunication Services	20,200	287,082
	Jamjoom Pharmaceuticals Factory Co.	Pharmaceuticals	1,460	59,140
	Jarir Marketing Co.	Specialty Retail	31,480	106,067
	Leejam Sports Co. JSC	Hotels, Restaurants & Leisure	1,350	66,613
	Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	23,570	64,361
	Mouwasat Medical Services Co.	Health Care Providers & Services	5,090	115,282
	Nahdi Medical Co.	Consumer Staples Distribution & Retail	2,570	80,436
[a]	National Industrialization Co., Class C	Chemicals	17,850	48,266
	Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	4,010	58,484
	Qassim Cement Co.	Construction Materials	2,940	41,157
[a]	Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	22,730	49,968
	Riyad Bank	Banks	77,140	587,162
	Riyadh Cables Group Co.	Electrical Equipment	3,930	144,130
	SABIC Agri-Nutrients Co.	Chemicals	12,490	368,976
	Sahara International Petrochemical Co.	Chemicals	19,020	125,943
	SAL Saudi Logistics Services	Air Freight & Logistics	1,280	86,051
[a]	Saudi Arabian Mining Co.	Metals & Mining	60,790	813,791
[b]	Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	271,830	2,029,284
	Saudi Aramco Base Oil Co.	Chemicals	2,700	80,337
	Saudi Awwal Bank	Banks	50,740	454,410
	Saudi Basic Industries Corp.	Chemicals	43,930	783,337
	Saudi Cement Co.	Construction Materials	4,000	45,404
	Saudi Electricity Co.	Electric Utilities	41,840	188,188
	Saudi Ground Services Co.	Transportation Infrastructure	4,780	65,007
	Saudi Industrial Investment Group	Chemicals	19,800	88,002
	Saudi Investment Bank	Banks	32,790	126,538
[a]	Saudi Kayan Petrochemical Co.	Chemicals	39,350	73,518
	Saudi National Bank	Banks	141,060	1,253,900
[a]	Saudi Research & Media Group	Media	2,100	153,697
	Saudi Tadawul Group Holding Co.	Capital Markets	2,570	148,288
	Saudi Telecom Co.	Diversified Telecommunication Services	93,470	995,050

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Saudia Dairy & Foodstuff Co.	Food Products	820	73,720
[a]	Savola Group	Food Products	7,868	76,850
[a]	Seera Group Holding	Hotels, Restaurants & Leisure	7,910	47,282
	United Electronics Co.	Specialty Retail	2,130	51,133
	Yamama Cement Co.	Construction Materials	5,310	49,533
	Yanbu National Petrochemical Co.	Chemicals	14,750	148,387
	Total Common Stocks (Cost $15,641,216)			17,701,957
	Total Investments before Short-Term Investments (Cost $15,641,216)			17,701,957
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	3	3
	Total Short-Term Investments (Cost $3)			3
	Total Investments (Cost $15,641,219) 100.1%			17,701,960
	Other Assets, less Liabilities (0.1)%			(21,607)
	Net Assets 100.0%			$ 17,680,353
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $2,101,244, representing 11.9% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE South Korea ETF	Industry	Shares	Value
	Common Stocks 95.7%
	South Korea 95.7%
[a]	Alteogen, Inc., Class A	Biotechnology	7,168	$ 1,506,977
	Amorepacific Corp., Class H	Personal Care Products	4,928	350,816
	AMOREPACIFIC Group, Class A	Personal Care Products	4,352	61,489
	BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	1,344	93,577
	BNK Financial Group, Inc., Class H	Banks	46,528	326,801
[a]	Celltrion Pharm, Inc., Class A	Pharmaceuticals	3,291	126,753
	Celltrion, Inc., Class A	Biotechnology	25,804	3,286,520
	Cheil Worldwide, Inc., Class A	Media	11,712	134,849
	CJ CheilJedang Corp., Class A	Food Products	1,344	233,259
	CJ Corp., Class A	Industrial Conglomerates	2,240	150,789
[a]	CJ ENM Co. Ltd., Class A	Entertainment	1,728	63,033
	CJ Logistics Corp., Class A	Air Freight & Logistics	1,408	80,722
[a]	CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	3,776	132,095
	Coway Co. Ltd.	Household Durables	9,536	433,351
[a]	Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	33,536	70,733
	DB Insurance Co. Ltd., Class A	Insurance	7,552	527,355
	DGB Financial Group, Inc., Class A	Banks	25,600	142,246
	DL Holdings Co. Ltd., Class A	Chemicals	1,792	38,466
	Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	5,248	97,499
	Doosan Bobcat, Inc., Class A	Machinery	8,320	236,802
[a]	Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	72,000	858,336
[a]	Ecopro BM Co. Ltd.	Electrical Equipment	7,744	578,111
[a]	Ecopro Co. Ltd.	Electrical Equipment	16,640	649,934
[a]	Ecopro Materials Co. Ltd.	Electrical Equipment	5,696	254,591
	E-MART, Inc., Class A	Consumer Staples Distribution & Retail	3,264	140,568
	F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	2,688	99,146
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	8,704	238,271
	Green Cross Corp.	Biotechnology	896	109,250
[a]	GS Engineering & Construction Corp.	Construction & Engineering	10,624	125,209
[a]	GS Holdings Corp.	Industrial Conglomerates	7,616	203,314
[a]	GS P&L Co. Ltd.	Hotels, Restaurants & Leisure	1,385	20,886
	GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	5,850	65,567
	Hana Financial Group, Inc.	Banks	43,008	1,659,379
	Hanjin Kal Corp.	Hotels, Restaurants & Leisure	5,376	275,346
	Hankook Tire & Technology Co. Ltd.	Automobile Components	12,480	325,532
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	1,088	207,305
	Hanmi Science Co. Ltd.	Health Care Providers & Services	4,160	83,220
	Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	7,488	419,631
[a]	Hanon Systems	Automobile Components	27,648	75,311
	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	5,312	1,178,119
	Hanwha Corp.	Industrial Conglomerates	4,672	85,370
[a]	Hanwha Industrial Solutions Co. Ltd.	Electrical Equipment	5,824	125,013
	Hanwha Life Insurance Co. Ltd.	Insurance	60,864	101,705
[a]	Hanwha Ocean Co. Ltd., Class A	Machinery	15,232	386,452
[a]	Hanwha Solutions Corp.	Chemicals	17,536	192,019
	HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	7,168	385,630
	HD Hyundai Electric Co. Ltd.	Electrical Equipment	3,712	963,206
[a]	HD Hyundai Heavy Industries Co. Ltd.	Machinery	3,648	712,427
[a]	HD Hyundai Infracore Co. Ltd.	Machinery	20,416	95,552
	HD Hyundai Marine Solution Co. Ltd., Class C	Machinery	1,216	133,317
[a]	HD Hyundai Mipo	Machinery	3,456	315,046
[a]	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	7,296	1,129,972
	Hite Jinro Co. Ltd.	Beverages	5,248	69,586
	HL Mando Co. Ltd.	Automobile Components	5,568	153,747
[a]	HLB, Inc.	Health Care Equipment & Supplies	20,096	997,872
	HMM Co. Ltd.	Marine Transportation	49,408	592,701
[a]	Hotel Shilla Co. Ltd.	Specialty Retail	5,184	129,939

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	HYBE Co. Ltd.	Entertainment	3,520	462,431
	Hyundai Autoever Corp.	IT Services	1,152	98,677
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	12,352	213,117
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	6,272	503,157
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	9,920	166,440
	Hyundai Mobis Co. Ltd.	Automobile Components	10,304	1,655,331
	Hyundai Motor Co.	Automobiles	23,232	3,345,572
	Hyundai Steel Co.	Metals & Mining	14,208	203,158
	Hyundai Wia Corp.	Automobile Components	2,688	69,019
	Industrial Bank of Korea	Banks	46,144	449,169
	Kakao Corp.	Interactive Media & Services	56,448	1,464,738
[a]	Kakao Games Corp.	Entertainment	6,848	76,195
	KakaoBank Corp.	Banks	36,480	521,621
[a]	Kakaopay Corp.	Financial Services	4,672	83,307
	Kangwon Land, Inc.	Hotels, Restaurants & Leisure	18,048	195,786
	KB Financial Group, Inc.	Banks	55,744	3,139,067
	KCC Corp.	Chemicals	704	112,619
	KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	3,648	109,280
	Kia Corp.	Automobiles	42,176	2,884,980
	Korea Aerospace Industries Ltd.	Aerospace & Defense	11,904	443,929
[a]	Korea Electric Power Corp.	Electric Utilities	43,264	589,236
[a]	Korea Gas Corp.	Gas Utilities	4,480	105,598
	Korea Investment Holdings Co. Ltd.	Capital Markets	6,464	313,068
	Korea Zinc Co. Ltd.	Metals & Mining	1,152	787,224
	Korean Air Lines Co. Ltd.	Passenger Airlines	31,360	481,429
[a]	Krafton, Inc.	Entertainment	6,016	1,277,044
	KT&G Corp.	Tobacco	16,384	1,191,948
[a]	Kum Yang Co. Ltd.	Chemicals	5,760	82,948
	Kumho Petrochemical Co. Ltd.	Chemicals	2,688	165,427
[a]	L&F Co. Ltd.	Electrical Equipment	4,224	232,411
	LG Chem Ltd.	Chemicals	8,000	1,358,557
	LG Corp.	Industrial Conglomerates	14,912	729,317
[a]	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	52,864	327,853
	LG Electronics, Inc.	Household Durables	18,240	1,034,568
[a]	LG Energy Solution Ltd.	Electrical Equipment	6,784	1,603,663
	LG H&H Co. Ltd.	Personal Care Products	1,600	331,488
	LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	2,368	260,582
	LG Uplus Corp.	Diversified Telecommunication Services	35,776	251,038
	Lotte Chemical Corp.	Chemicals	3,072	124,787
	Lotte Chilsung Beverage Co. Ltd.	Beverages	576	43,822
	Lotte Corp.	Industrial Conglomerates	4,544	67,289
	Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	3,584	57,455
	Lotte Shopping Co. Ltd.	Broadline Retail	1,920	70,558
	LS Corp.	Electrical Equipment	2,944	188,581
	LS Electric Co. Ltd.	Electrical Equipment	2,624	286,614
	Meritz Financial Group, Inc.	Financial Services	15,168	1,071,543
	Mirae Asset Securities Co. Ltd.	Capital Markets	45,184	246,461
[a]	NAVER Corp.	Interactive Media & Services	23,104	3,121,547
	NCSoft Corp.	Entertainment	2,624	326,362
[a,b]	Netmarble Corp.	Entertainment	3,648	128,113
	NH Investment & Securities Co. Ltd., Class C	Capital Markets	22,720	215,293
	NongShim Co. Ltd.	Food Products	512	130,074
	OCI Holdings Co. Ltd.	Chemicals	2,496	99,694
	Orion Corp.	Food Products	3,776	262,651
	Ottogi Corp.	Food Products	256	68,776
	Pan Ocean Co. Ltd.	Marine Transportation	40,960	91,817
[a]	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	7,808	50,917
[a]	Pearl Abyss Corp.	Entertainment	5,632	105,972
	Posco DX Co. Ltd.	IT Services	8,896	115,298
	POSCO Future M Co. Ltd.	Electrical Equipment	4,800	463,322
	POSCO Holdings, Inc.	Metals & Mining	12,672	2,182,082
	Posco International Corp.	Trading Companies & Distributors	7,744	208,572
	S-1 Corp.	Commercial Services & Supplies	3,200	128,683
[a,b]	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	3,008	1,939,063
	Samsung C&T Corp.	Industrial Conglomerates	14,080	1,097,975

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Samsung Card Co. Ltd.	Consumer Finance	5,056	135,488
[a]	Samsung E&A Co. Ltd.	Construction & Engineering	26,688	300,028
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	9,408	791,163
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	532,864	19,256,438
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	5,312	1,293,586
[a]	Samsung Heavy Industries Co. Ltd.	Machinery	110,272	846,431
	Samsung Life Insurance Co. Ltd.	Insurance	12,608	811,900
[a]	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	8,896	1,495,608
	Samsung SDS Co. Ltd.	IT Services	6,720	583,375
	Samsung Securities Co. Ltd.	Capital Markets	10,688	315,816
[a]	SD Biosensor, Inc.	Health Care Equipment & Supplies	5,888	41,116
	Shinhan Financial Group Co. Ltd.	Banks	82,240	2,661,914
[a]	Shinsegae, Inc.	Broadline Retail	1,088	98,294
[a]	SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	4,800	362,246
[a]	SK Bioscience Co. Ltd.	Biotechnology	4,096	140,229
	SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	91,712	10,833,622
[a,b]	SK IE Technology Co. Ltd.	Electrical Equipment	4,352	66,663
[a]	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	10,112	769,313
[a]	SK Square Co. Ltd.	Industrial Conglomerates	15,552	837,736
	SK, Inc.	Industrial Conglomerates	5,952	531,663
[a]	SKC Co. Ltd.	Chemicals	3,136	223,886
	S-Oil Corp.	Oil, Gas & Consumable Fuels	6,976	259,678
	Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	4,352	24,241
[a]	Wemade Co. Ltd.	Entertainment	3,392	80,990
	Woori Financial Group, Inc.	Banks	115,456	1,205,420
	Yuhan Corp.	Pharmaceuticals	9,216	748,098
	Total Common Stocks (Cost $106,106,480)			107,159,967
	Preferred Stocks 3.8%
	South Korea 3.8%
[c]	Amorepacific Corp., 2.85%, pfd.	Personal Care Products	1,536	33,492
[c]	CJ CheilJedang Corp., 4.377%, pfd.	Food Products	256	22,050
[c]	Hanwha Corp., 5.326%, pfd.	Industrial Conglomerates	3,776	38,526
[c]	Hyundai Motor Co., 9.295%, pfd.	Automobiles	5,952	630,718
[c]	Hyundai Motor Co., 9.469%, pfd.	Automobiles	3,712	384,778
[c]	LG Chem Ltd., 2.236%, pfd.	Chemicals	1,280	138,073
[c]	LG Electronics, Inc., 1.214%, pfd.	Household Durables	2,944	82,392
[c]	LG H&H Co. Ltd., 2.58%, pfd.	Personal Care Products	384	35,892
[c]	Samsung Electronics Co. Ltd., 3.269%, pfd.	Technology Hardware, Storage & Peripherals	92,160	2,767,023
[c]	Samsung Fire & Marine Insurance Co. Ltd., 5.831%, pfd.	Insurance	448	83,535
[c]	Samsung SDI Co. Ltd., 0.72%, pfd.	Electronic Equipment, Instruments & Components	256	25,371
	Total Preferred Stocks (Cost $4,737,576)			4,241,850
	Total Investments before Short-Term Investments (Cost $110,844,056)			111,401,817

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 4.7%
	Money Market Funds 4.7%
	United States 4.7%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	5,242,102	5,242,102
	Total Short-Term Investments (Cost $5,242,102)			5,242,102
	Total Investments (Cost $116,086,158) 104.2%			116,643,919
	Other Assets, less Liabilities (4.2)%			(4,673,258)
	Net Assets 100.0%			$ 111,970,661
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $2,133,839, representing 1.9% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Kospi 200 Mini	Long	13	$ 704,021	3/13/25	$ (3,986)

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE Switzerland ETF	Industry	Shares	Value
	Common Stocks 97.9%
	Switzerland 94.7%
	ABB Ltd.	Electrical Equipment	49,888	$ 2,701,246
	Adecco Group AG	Professional Services	6,048	149,223
	Alcon AG	Health Care Equipment & Supplies	17,696	1,501,597
	Avolta AG	Specialty Retail	4,000	160,397
	Bachem Holding AG, Class B	Life Sciences Tools & Services	1,200	76,668
	Baloise Holding AG	Insurance	1,712	310,002
	Banque Cantonale Vaudoise	Banks	1,088	100,246
	Barry Callebaut AG	Food Products	133	176,697
	Belimo Holding AG	Building Products	368	243,438
	BKW AG	Electric Utilities	752	124,635
	Chocoladefabriken Lindt & Spruengli AG	Food Products	75	833,379
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	14,064	2,140,056
	Clariant AG	Chemicals	8,704	96,909
	DKSH Holding AG	Trading Companies & Distributors	1,360	100,996
	Emmi AG	Food Products	80	64,971
	EMS-Chemie Holding AG	Chemicals	269	181,510
	Flughafen Zurich AG	Transportation Infrastructure	720	172,879
[a]	Galderma Group AG	Pharmaceuticals	2,800	310,943
	Geberit AG	Building Products	1,261	716,039
	Georg Fischer AG	Machinery	3,113	235,815
	Givaudan SA	Chemicals	302	1,321,635
	Helvetia Holding AG	Insurance	1,328	218,928
	Julius Baer Group Ltd.	Capital Markets	7,728	500,220
	Kuehne & Nagel International AG	Marine Transportation	1,888	432,912
	Logitech International SA	Technology Hardware, Storage & Peripherals	5,760	476,944
	Lonza Group AG	Life Sciences Tools & Services	2,539	1,501,127
	Nestle SA	Food Products	76,880	6,352,303
	Novartis AG	Pharmaceuticals	59,984	5,870,986
	Partners Group Holding AG	Capital Markets	839	1,138,726
	PSP Swiss Property AG	Real Estate Management & Development	1,712	243,505
	Roche Holding AG	Pharmaceuticals	20,688	5,832,589
	Roche Holding AG	Pharmaceuticals	1,104	329,647
	Sandoz Group AG	Pharmaceuticals	16,336	670,024
	Schindler Holding AG, PC	Machinery	1,552	428,823
	Schindler Holding AG	Machinery	784	214,113
	SGS SA	Professional Services	5,563	557,865
	SIG Group AG	Containers & Packaging	12,512	246,858
	Sika AG	Chemicals	5,648	1,344,925
	Sonova Holding AG	Health Care Equipment & Supplies	1,856	606,822
	Straumann Holding AG	Health Care Equipment & Supplies	4,054	511,084
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,072	195,178
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,936	68,575
	Swiss Life Holding AG	Insurance	1,072	827,554
	Swiss Prime Site AG	Real Estate Management & Development	2,896	315,724
	Swiss Re AG	Insurance	10,160	1,470,888
	Swisscom AG	Diversified Telecommunication Services	960	534,422
	Tecan Group AG	Life Sciences Tools & Services	480	107,308
	Temenos AG	Software	2,336	165,228
	UBS Group AG	Capital Markets	100,080	3,062,310
[b]	VAT Group AG	Machinery	1,024	387,340
	Zurich Insurance Group AG	Insurance	3,728	2,216,437
				48,548,646
	United States 3.2%
	Holcim AG, Class B	Construction Materials	17,248	1,662,660
	Total Common Stocks (Cost $48,758,284)			50,211,306
	Total Investments before Short-Term Investments (Cost $48,758,284)			50,211,306

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	983	983
	Total Short-Term Investments (Cost $983)			983
	Total Investments (Cost $48,759,267) 97.9%			50,212,289
	Other Assets, less Liabilities 2.1%			1,051,290
	Net Assets 100.0%			$ 51,263,579
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the value of this security was $387,340, representing 0.8% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	8	$ 1,020,910	3/21/25	$ (15,902)

*As of period end.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.9%
China 0.8%
Airtac International Group, Class A	Machinery	54,330	$ 1,398,665
Silergy Corp.	Semiconductors & Semiconductor Equipment	132,340	1,628,794
			3,027,459
Taiwan 98.9%
Accton Technology Corp.	Communications Equipment	202,164	4,766,666
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	1,154,000	1,400,943
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	9,990	347,378
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	184,218	1,947,004
Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	30,576	3,059,046
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,300,000	6,423,767
Asia Cement Corp.	Construction Materials	978,040	1,205,229
Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	127,450	2,421,917
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	17,090	1,034,747
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	12,150	1,232,252
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	283,970	5,335,617
AUO Corp., Class H	Electronic Equipment, Instruments & Components	2,821,000	1,260,585
Capital Securities Corp., Class A	Capital Markets	801,000	602,256
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	243,000	1,437,936
Cathay Financial Holding Co. Ltd., Class A	Insurance	3,703,600	7,715,716
Chailease Holding Co. Ltd., Class A	Financial Services	606,581	2,090,734
Chang Hwa Commercial Bank Ltd., Class A	Banks	2,819,989	1,535,384
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	733,000	1,096,666
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	238,600	1,106,230
China Airlines Ltd., Class A	Passenger Airlines	1,160,000	907,563
China Motor Corp., Class A	Automobiles	102,390	247,976
China Steel Corp., Class A	Metals & Mining	4,554,000	2,729,525
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,532,030	5,771,194
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	1,636,000	1,878,796
CTBC Financial Holding Co. Ltd., Class A	Banks	6,589,000	7,858,284
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	869,540	11,418,108
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	316,400	2,634,696
E.Sun Financial Holding Co. Ltd., Class A	Banks	6,111,343	5,023,737
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	79,550	1,235,064
Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	121,782	2,295,636
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	26,568	2,718,835
Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	235,150	299,815
Eternal Materials Co. Ltd., Class H	Chemicals	383,285	325,011
Eva Airways Corp., Class H	Passenger Airlines	1,086,000	1,469,112
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	408,970	2,806,761
Far Eastern International Bank	Banks	927,735	373,533
Far Eastern New Century Corp.	Industrial Conglomerates	1,169,362	1,127,113
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	709,500	1,934,734
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	196,944	798,961
First Financial Holding Co. Ltd.	Banks	4,249,450	3,512,638
Formosa Chemicals & Fibre Corp.	Chemicals	1,369,200	1,140,147
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	545,620	575,003
Formosa Plastics Corp.	Chemicals	1,502,810	1,627,286
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	24,740	73,953
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	406,000	227,245
Fortune Electric Co. Ltd.	Electrical Equipment	51,467	883,830
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	448,190	1,017,107
Fubon Financial Holding Co. Ltd.	Insurance	3,271,645	9,011,257
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	34,610	535,231
Giant Manufacturing Co. Ltd.	Leisure Products	124,065	535,472
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	207,570	1,725,292
Global Unichip Corp.	Semiconductors & Semiconductor Equipment	34,930	1,449,002
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	101,960	1,186,467
Hiwin Technologies Corp.	Machinery	115,089	1,154,945

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	4,802,300	26,952,468
	Hotai Motor Co. Ltd.	Specialty Retail	131,495	2,482,740
[a]	HTC Corp.	Technology Hardware, Storage & Peripherals	292,500	438,957
	Hua Nan Financial Holdings Co. Ltd., Class C	Banks	3,671,560	2,928,557
	Innolux Corp.	Electronic Equipment, Instruments & Components	2,998,080	1,312,280
	International Games System Co. Ltd.	Entertainment	79,152	2,351,540
	Inventec Corp.	Technology Hardware, Storage & Peripherals	1,031,000	1,575,534
	Jentech Precision Industrial Co. Ltd.	Semiconductors & Semiconductor Equipment	41,548	1,932,642
	KGI Financial Holding Co. Ltd., Class A	Insurance	6,338,000	3,325,157
	King Yuan Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	445,000	1,513,444
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	37,749	3,080,071
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	803,400	2,438,296
	Lotes Co. Ltd.	Electronic Equipment, Instruments & Components	30,165	1,798,794
	MediaTek, Inc.	Semiconductors & Semiconductor Equipment	596,550	25,747,480
	Mega Financial Holding Co. Ltd.	Banks	4,740,365	5,595,697
	Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	274,500	1,536,420
	momo.com, Inc.	Broadline Retail	31,121	316,578
	Nan Ya Plastics Corp.	Chemicals	2,090,860	1,906,898
	Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	83,590	332,733
[a]	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	463,510	413,539
	Nien Made Enterprise Co. Ltd.	Household Durables	55,420	619,544
	Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	230,950	3,536,333
[a]	Oneness Biotech Co. Ltd.	Pharmaceuticals	147,275	392,170
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	822,353	2,305,182
[a]	PharmaEssentia Corp.	Biotechnology	102,540	1,923,534
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	891,000	1,002,849
[a]	Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	1,277,000	619,326
	Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	272,900	1,015,535
	President Chain Store Corp.	Consumer Staples Distribution & Retail	210,840	1,691,376
	Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	1,069,040	9,358,522
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	191,568	3,318,965
	Ruentex Development Co. Ltd.	Real Estate Management & Development	616,710	806,993
	Shanghai Commercial & Savings Bank Ltd.	Banks	1,500,000	1,811,832
	Shihlin Electric & Engineering Corp.	Electrical Equipment	113,500	664,704
[a]	Shin Kong Financial Holding Co. Ltd.	Insurance	6,555,027	2,359,326
	Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	226,850	930,663
	SinoPac Financial Holdings Co. Ltd.	Banks	4,751,642	3,319,026
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	549,900	1,187,540
	Taishin Financial Holding Co. Ltd.	Banks	4,731,800	2,511,349
	Taiwan Business Bank	Banks	2,430,760	1,101,032
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	4,083,045	3,026,369
	Taiwan Fertilizer Co. Ltd.	Chemicals	295,106	459,971
[a]	Taiwan Glass Industry Corp.	Building Products	540,000	269,304
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	838,000	710,592
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	597,630	2,068,996
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	96,000	361,634
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	2,374,885	77,872,207
[a]	Tatung Co. Ltd.	Electrical Equipment	855,000	1,249,203
	TCC Group Holdings Co. Ltd.	Construction Materials	2,675,918	2,587,400
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	468,000	745,157
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	113,790	300,575
	U-Ming Marine Transport Corp.	Marine Transportation	174,465	309,183
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	521,050	2,240,939
	Uni-President Enterprises Corp.	Food Products	1,930,700	4,764,252
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	4,732,760	6,214,684
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	408,908	1,246,013
	Voltronic Power Technology Corp.	Electrical Equipment	26,190	1,485,867
	Walsin Lihwa Corp.	Electrical Equipment	1,083,661	783,381
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	128,150	361,569
	Wan Hai Lines Ltd.	Marine Transportation	367,130	908,180
[a]	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	163,980	560,196
[a]	Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	1,266,548	571,761
	Wistron Corp.	Technology Hardware, Storage & Peripherals	1,095,275	3,474,465
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	41,110	3,285,339
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	594,000	1,239,293

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Yageo Corp.	Electronic Equipment, Instruments & Components	187,045	3,086,561
	Yang Ming Marine Transport Corp.	Marine Transportation	699,082	1,614,193
	Yuanta Financial Holding Co. Ltd.	Financial Services	4,590,000	4,760,176
	Yulon Motor Co. Ltd.	Automobiles	237,365	367,076
	Yulon Nissan Motor Co. Ltd.	Automobiles	9,780	22,552
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	256,100	937,394
				380,869,510
	United States 0.2%
	Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	30,096	704,102
	Total Common Stocks (Cost $313,369,782)			384,601,071
	Total Investments before Short-Term Investments (Cost $313,369,782)			384,601,071
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	24,477	24,477
	Total Short-Term Investments (Cost $24,477)			24,477
	Total Investments (Cost $313,394,259) 99.9%			384,625,548
	Other Assets, less Liabilities 0.1%			347,241
	Net Assets 100.0%			$ 384,972,789
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin FTSE United Kingdom ETF	Industry	Shares	Value
	Common Stocks 99.7%
	Australia 4.4%
[a]	Glencore PLC	Metals & Mining	3,048,192	$ 13,491,241
	Rio Tinto PLC	Metals & Mining	268,128	15,859,998
				29,351,239
	Austria 0.2%
	Mondi PLC	Paper & Forest Products	110,376	1,647,760
	Bermuda 0.2%
	Hiscox Ltd.	Insurance	77,616	1,052,744
	Chile 0.3%
	Antofagasta PLC	Metals & Mining	86,688	1,726,232
	France 0.1%
[a]	Canal & SADIR	Media	161,784	411,315
	Ireland 1.7%
	DCC PLC	Industrial Conglomerates	24,696	1,589,765
	Experian PLC	Professional Services	229,824	9,915,797
				11,505,562
	Isle Of Man 0.2%
	Entain PLC	Hotels, Restaurants & Leisure	153,216	1,318,652
	Mexico 0.1%
	Fresnillo PLC	Metals & Mining	46,872	364,836
	Netherlands 7.3%
	Shell PLC	Oil, Gas & Consumable Fuels	1,553,328	48,167,803
	Nigeria 0.0%†
[b]	Airtel Africa PLC	Wireless Telecommunication Services	255,024	362,829
	Russia 0.0%
[a,c]	Evraz PLC	Metals & Mining	128,818	—
	Switzerland 0.3%
	Coca-Cola HBC AG	Beverages	51,408	1,758,954
	United Kingdom 81.5%
	3i Group PLC	Capital Markets	232,848	10,393,295
	Admiral Group PLC	Insurance	73,080	2,419,931
	Anglo American PLC	Metals & Mining	311,976	9,236,590
	Ashtead Group PLC	Trading Companies & Distributors	109,368	6,800,683
	Associated British Foods PLC	Food Products	79,128	2,024,611
	AstraZeneca PLC	Pharmaceuticals	375,984	49,291,962
[b]	Auto Trader Group PLC	Interactive Media & Services	223,776	2,222,438
	Aviva PLC	Insurance	677,880	3,980,004
	B&M European Value Retail SA	Broadline Retail	232,848	1,070,241
	BAE Systems PLC	Aerospace & Defense	761,544	10,953,907
	Barclays PLC	Banks	3,633,336	12,201,870
	Barratt Redrow PLC	Household Durables	342,720	1,889,008
	Beazley PLC	Insurance	160,272	1,638,917
	Berkeley Group Holdings PLC	Household Durables	24,696	1,206,241
	BP PLC	Oil, Gas & Consumable Fuels	4,042,080	19,894,842
	British American Tobacco PLC	Tobacco	500,976	18,069,762
	British Land Co. PLC	Diversified REITs	250,488	1,130,615
	BT Group PLC	Diversified Telecommunication Services	1,584,072	2,857,796
	Bunzl PLC	Trading Companies & Distributors	83,664	3,453,575
	Burberry Group PLC	Textiles, Apparel & Luxury Goods	89,712	1,101,082
	Centrica PLC	Multi-Utilities	1,287,720	2,154,621
	Compass Group PLC	Hotels, Restaurants & Leisure	427,392	14,248,773
[b]	ConvaTec Group PLC	Health Care Equipment & Supplies	413,280	1,144,913
	Croda International PLC	Chemicals	34,776	1,474,285

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Diageo PLC	Beverages	557,424	17,714,738
	Diploma PLC	Trading Companies & Distributors	33,768	1,797,369
	DS Smith PLC	Containers & Packaging	344,736	2,340,071
	Endeavour Mining PLC	Metals & Mining	49,896	890,479
[a]	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	44,352	11,509,223
	GSK PLC	Pharmaceuticals	1,002,960	16,913,481
	Haleon PLC	Personal Care Products	1,891,512	8,940,340
	Halma PLC	Electronic Equipment, Instruments & Components	95,256	3,207,940
	Hargreaves Lansdown PLC	Capital Markets	95,256	1,309,899
	Hikma Pharmaceuticals PLC	Pharmaceuticals	40,824	1,018,981
	Howden Joinery Group PLC	Trading Companies & Distributors	137,592	1,367,361
	HSBC Holdings PLC	Banks	4,555,656	44,805,316
	IMI PLC	Machinery	64,008	1,459,779
	Imperial Brands PLC	Tobacco	211,176	6,752,093
	Informa PLC	Media	334,656	3,346,279
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	39,816	4,963,617
	Intermediate Capital Group PLC	Capital Markets	66,528	1,721,384
	International Consolidated Airlines Group SA	Passenger Airlines	586,152	2,216,238
	Intertek Group PLC	Professional Services	40,320	2,387,487
	J Sainsbury PLC	Consumer Staples Distribution & Retail	476,784	1,633,732
	JD Sports Fashion PLC	Specialty Retail	624,456	750,004
	Kingfisher PLC	Specialty Retail	456,120	1,420,685
	Land Securities Group PLC	Diversified REITs	186,984	1,367,604
	Legal & General Group PLC	Insurance	1,477,728	4,252,923
	Lloyds Banking Group PLC	Banks	15,344,280	10,527,168
	London Stock Exchange Group PLC	Capital Markets	124,488	17,594,304
	M&G PLC	Financial Services	546,336	1,353,751
	Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	511,560	2,405,745
	Melrose Industries PLC	Aerospace & Defense	320,040	2,219,730
	National Grid PLC	Multi-Utilities	1,225,224	14,577,469
	NatWest Group PLC	Banks	1,748,880	8,807,185
	Next PLC	Broadline Retail	29,232	3,477,232
[a,c]	NMC Health PLC	Health Care Providers & Services	3,705	—
	Pearson PLC	Diversified Consumer Services	167,328	2,686,579
	Persimmon PLC	Household Durables	80,136	1,202,341
	Phoenix Group Holdings PLC	Insurance	187,488	1,197,531
	Prudential PLC	Insurance	673,848	5,375,816
	Reckitt Benckiser Group PLC	Household Products	173,376	10,494,187
	RELX PLC	Professional Services	468,720	21,303,133
	Rentokil Initial PLC	Commercial Services & Supplies	632,520	3,175,009
	Rightmove PLC	Interactive Media & Services	199,080	1,600,186
[a]	Rolls-Royce Holdings PLC	Aerospace & Defense	2,133,432	15,192,481
	RS Group PLC	Trading Companies & Distributors	117,936	1,006,596
	Sage Group PLC	Software	251,496	4,009,614
	Schroders PLC	Capital Markets	211,176	855,847
	Segro PLC	Industrial REITs	338,688	2,974,300
	Severn Trent PLC	Water Utilities	66,024	2,073,826
	Smith & Nephew PLC	Health Care Equipment & Supplies	219,240	2,722,148
	Smiths Group PLC	Industrial Conglomerates	86,688	1,866,285
	Spirax Group PLC	Machinery	18,648	1,600,968
	SSE PLC	Electric Utilities	274,176	5,507,783
	St. James’s Place PLC	Capital Markets	137,592	1,495,739
	Standard Chartered PLC	Banks	507,024	6,277,579
	Taylor Wimpey PLC	Household Durables	890,064	1,361,068
	Tesco PLC	Consumer Staples Distribution & Retail	1,707,552	7,876,235
	Unilever PLC	Personal Care Products	617,904	35,195,285
	UNITE Group PLC	Residential REITs	100,800	1,018,141
	United Utilities Group PLC	Water Utilities	171,360	2,256,637
	Vodafone Group PLC	Wireless Telecommunication Services	5,283,432	4,519,390
	Weir Group PLC	Machinery	65,016	1,778,345
	Whitbread PLC	Hotels, Restaurants & Leisure	44,856	1,654,994
[a]	Wise PLC, Class A	Financial Services	187,992	2,509,803
	WPP PLC	Media	269,136	2,788,883
				539,486,298

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	United States 3.4%
	CRH PLC	Construction Materials	170,352	15,817,683
	Smurfit WestRock PLC	Containers & Packaging	129,024	6,974,209
				22,791,892
	Total Common Stocks (Cost $643,757,770)			659,946,116
	Total Investments before Short-Term Investments (Cost $643,757,770)			659,946,116
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	37,010	37,010
	Total Short-Term Investments (Cost $37,010)			37,010
	Total Investments (Cost $643,794,780) 99.7%			659,983,126
	Other Assets, less Liabilities 0.3%			1,749,450
	Net Assets 100.0%			$ 661,732,576
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $3,730,180, representing 0.6% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	18	$ 1,844,146	3/21/25	$ (13,326)

*As of period end.
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Genomic Advancements ETF	Country	Shares	Value
	Common Stocks 96.9%
	Biotechnology 45.8%
[a]	4D Molecular Therapeutics, Inc.	United States	1,746	$ 9,725
[a]	Alnylam Pharmaceuticals, Inc.	United States	1,021	240,251
[a]	Avid Bioservices, Inc.	United States	5,782	71,408
[a]	Bavarian Nordic AS	Denmark	1,490	39,176
[a]	Beam Therapeutics, Inc.	United States	5,097	126,406
[a]	BioMarin Pharmaceutical, Inc.	United States	425	27,935
[a]	BioNTech SE, ADR	Germany	2,883	328,518
[a]	Bridgebio Pharma, Inc.	United States	5,095	139,807
[a]	Crinetics Pharmaceuticals, Inc.	United States	596	30,473
[a]	CRISPR Therapeutics AG	Switzerland	1,372	54,002
[a]	Dynavax Technologies Corp.	United States	5,449	69,584
[a]	Exact Sciences Corp.	United States	3,305	185,708
[a]	Insmed, Inc.	United States	4,108	283,616
[a]	Intellia Therapeutics, Inc.	United States	4,236	49,392
[a]	Ionis Pharmaceuticals, Inc.	United States	7,700	269,192
[a]	Krystal Biotech, Inc.	United States	3,478	544,863
[a]	Moderna, Inc.	United States	1,001	41,622
[a]	Natera, Inc.	United States	4,757	753,033
[a]	Neurocrine Biosciences, Inc.	United States	1,022	139,503
[a]	Neurogene, Inc.	United States	1,128	25,786
[a]	Recursion Pharmaceuticals, Inc., Class A	United States	12,576	85,014
[a]	Regeneron Pharmaceuticals, Inc.	United States	724	515,727
[a]	Rocket Pharmaceuticals, Inc.	United States	10,272	129,119
[a]	Sarepta Therapeutics, Inc.	United States	1,812	220,321
[a]	Twist Bioscience Corp.	United States	3,891	180,815
[a]	Ultragenyx Pharmaceutical, Inc.	United States	4,223	177,662
[a]	United Therapeutics Corp.	United States	949	334,845
[a]	Veracyte, Inc.	United States	2,485	98,406
[a]	Vertex Pharmaceuticals, Inc.	United States	1,679	676,133
[a]	Voyager Therapeutics, Inc.	United States	20,045	113,655
				5,961,697
	Chemicals 2.4%
	Corteva, Inc.	United States	5,564	316,926
	Health Care Providers & Services 1.2%
	Labcorp Holdings, Inc.	United States	652	149,517
	Health Care REITs 0.1%
	Alexandria Real Estate Equities, Inc.	United States	189	18,437
	Health Care Technology 0.6%
[a]	Doximity, Inc., Class A	United States	1,216	64,922
	Simulations Plus, Inc.	United States	462	12,885
				77,807
	Life Sciences Tools & Services 35.6%
	Agilent Technologies, Inc.	United States	2,190	294,205
[a]	Avantor, Inc.	United States	2,917	61,461
[a]	Azenta, Inc.	United States	2,848	142,400
[a]	Bio-Rad Laboratories, Inc., Class A	United States	225	73,915
	Bio-Techne Corp.	United States	1,876	135,128
	Bruker Corp.	United States	4,801	281,435
[a]	Charles River Laboratories International, Inc.	United States	1,427	263,424
	Danaher Corp.	United States	2,309	530,031
[a]	Evotec SE	Germany	1,364	11,575
[a]	ICON PLC	Ireland	814	170,704
[a]	IQVIA Holdings, Inc.	United States	697	136,967
	Lonza Group AG	Switzerland	281	166,135
[a]	Medpace Holdings, Inc.	United States	1,562	518,943
[a,b]	OmniAb, Inc., 12.5 Earnout	United States	240	—

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a,b]	OmniAb, Inc., 15.0 Earnout	United States	240	—
[a]	Qiagen NV	United States	6,283	279,782
[a]	Repligen Corp.	United States	1,005	144,660
	Revvity, Inc.	United States	2,315	258,377
[a,c]	Samsung Biologics Co. Ltd.	South Korea	886	571,147
[a]	Tempus AI, Inc.	United States	1,921	64,853
	Thermo Fisher Scientific, Inc.	United States	1,027	534,276
				4,639,418
	Pharmaceuticals 8.7%
	AstraZeneca PLC, ADR	United Kingdom	4,970	325,635
	Bristol-Myers Squibb Co.	United States	847	47,906
	Eli Lilly & Co.	United States	784	605,248
[a]	Ligand Pharmaceuticals, Inc.	United States	1,461	156,546
				1,135,335
	Software 2.5%
[a]	Cadence Design Systems, Inc.	United States	1,089	327,201
	Total Common Stocks (Cost $13,650,842)			12,626,338
	Preferred Stock 2.1%
	Life Sciences Tools & Services 2.1%
[d]	Sartorius AG, 0.344%, pfd.	Germany	1,200	267,407
	Total Preferred Stocks (Cost $607,172)			267,407
	Total Investments (Cost $14,258,014) 99.0%			12,893,745
	Other Assets, less Liabilities 1.0%			130,935
	Net Assets 100.0%			$ 13,024,680
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the value of this security was $571,147, representing 4.4% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin High Yield Corporate ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 95.0%
	Advertising 0.8%
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
[a]	7.375%, 2/15/31	United States	2,000,000	$ 2,092,231
[a]	4.625%, 3/15/30	United States	2,900,000	2,682,074
				4,774,305
	Aerospace/Defense 2.0%
	Boeing Co., 6.528%, 5/01/34	United States	2,400,000	2,515,509
[a]	Bombardier, Inc., 7.00%, 6/01/32	Canada	5,000,000	5,092,555
[a]	TransDigm, Inc., 6.00%, 1/15/33	United States	4,600,000	4,511,913
				12,119,977
	Airlines 0.8%
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,550,000	1,546,214
[a]	OneSky Flight LLC, 8.875%, 12/15/29	United States	1,075,000	1,076,983
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	2,400,000	2,361,669
				4,984,866
	Apparel 0.2%
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	1,300,000	1,387,406
	Auto Parts & Equipment 0.3%
	IHO Verwaltungs GmbH,
[a]	8.00%, 11/15/32	Germany	800,000	806,412
[a]	7.75%, 11/15/30	Germany	1,100,000	1,099,473
				1,905,885
	Automobiles & Components 2.2%
	Adient Global Holdings Ltd.,
[a]	8.25%, 4/15/31	United States	800,000	818,451
[a]	7.00%, 4/15/28	United States	2,500,000	2,531,610
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	4,200,000	3,406,552
[a]	Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	3,100,000	3,011,482
[a]	ZF North America Capital, Inc., 6.875%, 4/23/32	Germany	3,800,000	3,607,976
				13,376,071
	Capital Goods 1.1%
[a]	ATS Corp., 4.125%, 12/15/28	Canada	3,000,000	2,791,946
[a]	Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,800,000	1,438,091
[a]	Vertiv Group Corp., 4.125%, 11/15/28	United States	2,400,000	2,267,406
				6,497,443
	Chemicals 1.7%
[a]	Avient Corp., 6.25%, 11/01/31	United States	2,100,000	2,073,706
[a]	Cerdia Finanz GmbH, 9.375%, 10/03/31	Germany	4,100,000	4,276,997
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	3,300,000	3,491,883
				9,842,586
	Coal 0.4%
[a]	Coronado Finance Pty. Ltd., 9.25%, 10/01/29	Australia	2,400,000	2,436,790
	Commercial & Professional Services 2.3%
	Gartner, Inc.,
[a]	3.625%, 6/15/29	United States	1,500,000	1,394,631
[a]	senior note, 4.50%, 7/01/28	United States	2,300,000	2,242,916
	Grand Canyon University, 5.125%, 10/01/28	United States	2,700,000	2,534,464
[a]	MPH Acquisition Holdings LLC, 5.75%, 11/01/28	United States	2,000,000	1,305,060
[a]	Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	3,500,000	3,276,603
[a]	PROG Holdings, Inc., 6.00%, 11/15/29	United States	2,900,000	2,787,972
				13,541,646

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Commercial Services 4.0%
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,300,000	1,330,329
[a]	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	1,300,000	1,301,811
[a]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30	United States	3,100,000	3,200,329
	EquipmentShare.com, Inc.,
[a]	8.625%, 5/15/32	United States	1,600,000	1,674,078
[a]	9.00%, 5/15/28	United States	3,000,000	3,115,764
[a]	Herc Holdings, Inc., 6.625%, 6/15/29	United States	1,900,000	1,925,706
[a]	RR Donnelley & Sons Co., 9.50%, 8/01/29	United States	5,375,000	5,464,097
	United Rentals North America, Inc.,
	5.50%, 5/15/27	United States	700,000	697,709
[a]	6.125%, 3/15/34	United States	4,100,000	4,073,058
[a]	Veritiv Operating Co., 10.50%, 11/30/30	United States	925,000	997,363
				23,780,244
	Construction Materials 2.5%
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	2,400,000	2,406,200
[a]	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/01/32	United States	4,700,000	4,724,962
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	2,700,000	2,839,617
[a]	Standard Building Solutions, Inc., 6.50%, 8/15/32	United States	5,000,000	5,012,308
				14,983,087
	Consumer Discretionary Distribution & Retail 0.2%
[a]	FirstCash, Inc., 4.625%, 9/01/28	United States	1,200,000	1,138,266
	Consumer Durables & Apparel 0.3%
[a]	Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,800,000	1,635,103
	Consumer Services 2.1%
[a,b,c]	24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
	Carnival Corp.,
[a]	7.625%, 3/01/26	United States	1,200,000	1,202,666
[a]	senior note, 5.75%, 3/01/27	United States	4,300,000	4,293,676
[a]	NCL Corp. Ltd., 5.875%, 3/15/26	United States	2,900,000	2,898,195
[a]	Royal Caribbean Cruises Ltd., 5.50%, 8/31/26	United States	1,100,000	1,099,721
[a]	Station Casinos LLC, 4.50%, 2/15/28	United States	3,500,000	3,323,576
				12,817,834
	Distribution/Wholesale 0.6%
[a]	Gates Corp., 6.875%, 7/01/29	United States	2,000,000	2,036,936
[a]	Ritchie Bros Holdings, Inc., 6.75%, 3/15/28	Canada	1,300,000	1,330,732
				3,367,668
	Diversified Financial Services 6.3%
	Encore Capital Group, Inc.,
[a]	9.25%, 4/01/29	United States	1,200,000	1,279,984
[a]	8.50%, 5/15/30	United States	1,900,000	2,000,577
[a]	Freedom Mortgage Holdings LLC, 9.25%, 2/01/29	United States	4,000,000	4,131,829
[a]	GGAM Finance Ltd., 8.00%, 6/15/28	Ireland	600,000	630,476
	Jane Street Group/JSG Finance, Inc.,
[a]	4.50%, 11/15/29	United States	1,400,000	1,312,159
[a]	6.125%, 11/01/32	United States	2,000,000	1,982,802
[a]	Jefferson Capital Holdings LLC, 9.50%, 2/15/29	United States	2,300,000	2,446,291
	Macquarie Airfinance Holdings Ltd.,
[a]	6.50%, 3/26/31	United Kingdom	1,400,000	1,450,809
[a]	6.40%, 3/26/29	United Kingdom	1,500,000	1,544,539
[a]	Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31	United States	5,300,000	5,071,424
	OneMain Finance Corp.,
	6.625%, 5/15/29	United States	1,000,000	1,013,700
	7.125%, 11/15/31	United States	1,300,000	1,325,913
	9.00%, 1/15/29	United States	3,500,000	3,714,060
[a]	PHH Escrow Issuer LLC, 9.875%, 11/01/29	United States	4,300,000	4,323,736
[a]	PRA Group, Inc., 8.875%, 1/31/30	United States	1,100,000	1,140,677
[a]	StoneX Group, Inc., 7.875%, 3/01/31	United States	4,300,000	4,501,510
				37,870,486

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Electric 1.8%
[a]	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32	United Kingdom	1,400,000	1,397,348
[a]	NRG Energy, Inc., 5.75%, 7/15/29	United States	2,500,000	2,442,799
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	2,700,000	2,879,390
[a]	Vistra Operations Co. LLC, 7.75%, 10/15/31	United States	3,700,000	3,884,984
				10,604,521
	Electrical Components & Equipment 0.7%
[a]	Energizer Holdings, Inc., 4.375%, 3/31/29	United States	4,400,000	4,090,935
	Energy 5.4%
[a]	Antero Resources Corp., 7.625%, 2/01/29	United States	1,401,000	1,435,178
[a]	Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28	Spain	2,800,000	2,647,315
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	2,100,000	2,095,520
[a]	CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29	United States	1,100,000	1,114,599
[a]	DT Midstream, Inc., 4.125%, 6/15/29	United States	1,500,000	1,401,867
[a]	Enerflex Ltd., 9.00%, 10/15/27	Canada	240,000	250,056
	EnLink Midstream Partners LP, 4.15%, 6/01/25	United States	3,200,000	3,192,059
[a]	EQM Midstream Partners LP, 7.50%, 6/01/27	United States	3,100,000	3,163,415
[a]	Expand Energy Corp., 6.75%, 4/15/29	United States	3,700,000	3,743,479
[a]	Harbour Energy PLC, 5.50%, 10/15/26	United Kingdom	5,400,000	5,398,967
[a]	Kinetik Holdings LP, 5.875%, 6/15/30	United States	2,600,000	2,561,128
[a]	Nabors Industries, Inc., 7.375%, 5/15/27	United States	1,800,000	1,799,550
	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	1,000,000	998,747
	Venture Global Calcasieu Pass LLC,
[a]	3.875%, 8/15/29	United States	1,300,000	1,195,315
[a]	4.125%, 8/15/31	United States	1,400,000	1,254,847
				32,252,042
	Engineering & Construction 0.3%
[a]	Arcosa, Inc., 6.875%, 8/15/32	United States	2,000,000	2,034,530
	Entertainment 4.4%
[a]	Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	4,700,000	4,848,496
[a]	Banijay Entertainment SAS, 8.125%, 5/01/29	France	3,800,000	3,952,654
	Caesars Entertainment, Inc.,
[a]	7.00%, 2/15/30	United States	1,600,000	1,630,847
[a]	6.50%, 2/15/32	United States	2,000,000	2,010,657
[a]	4.625%, 10/15/29	United States	2,700,000	2,530,070
[a]	Great Canadian Gaming Corp., 8.75%, 11/15/29	Canada	3,000,000	3,073,768
[a]	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.625%, 5/01/32	United States	3,700,000	3,753,002
[a]	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31	United States	4,000,000	4,168,460
				25,967,954
	Environmental Control 1.0%
[a]	Wrangler Holdco Corp., 6.625%, 4/01/32	Canada	5,700,000	5,808,380
	Financial Services 4.2%
[a]	Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	2,800,000	2,432,863
[a]	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	2,300,000	2,101,298
	Iron Mountain, Inc.,
[a]	7.00%, 2/15/29	United States	2,600,000	2,658,531
[a]	5.625%, 7/15/32	United States	3,700,000	3,537,235
[a]	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, 9/30/28	United States	1,000,000	919,593
[a]	Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29	United States	700,000	693,563
[a]	PRA Group, Inc., 5.00%, 10/01/29	United States	1,700,000	1,556,799
	RHP Hotel Properties LP/RHP Finance Corp.,
[a]	7.25%, 7/15/28	United States	1,900,000	1,960,492
[a]	6.50%, 4/01/32	United States	2,800,000	2,816,416

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/31	United States	3,600,000	3,138,919
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,600,000	2,451,843
[a]	XHR LP, 6.625%, 5/15/30	United States	975,000	979,419
				25,246,971
	Food 2.0%
[a]	Chobani Holdco II LLC, 8.75%, 10/01/29	United States	1,400,000	1,484,026
[a]	Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/01/29	United States	4,000,000	4,141,339
	Pilgrim’s Pride Corp., 6.875%, 5/15/34	United States	2,600,000	2,767,958
[a]	Post Holdings, Inc., 6.25%, 2/15/32	United States	1,300,000	1,291,858
	U.S. Foods, Inc.,
[a]	5.75%, 4/15/33	United States	900,000	876,866
[a]	7.25%, 1/15/32	United States	1,200,000	1,243,397
				11,805,444
	Food, Beverage & Tobacco 0.0%†
[a]	Primo Water Holdings, Inc., 4.375%, 4/30/29	Canada	300,000	279,257
	Hand/Machine Tools 0.4%
	Regal Rexnord Corp.,
	6.30%, 2/15/30	United States	1,000,000	1,029,141
	6.40%, 4/15/33	United States	1,400,000	1,445,186
				2,474,327
	Health Care Equipment & Services 1.5%
	CHS/Community Health Systems, Inc.,
[a]	6.875%, 4/15/29	United States	1,000,000	756,484
[a]	senior secured note, 6.00%, 1/15/29	United States	3,300,000	2,958,422
[a]	DaVita, Inc., 4.625%, 6/01/30	United States	5,400,000	4,968,999
				8,683,905
	Healthcare-Products 1.4%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	3,900,000	4,041,375
[a]	Neogen Food Safety Corp., 8.625%, 7/20/30	United States	3,800,000	4,094,618
				8,135,993
	Healthcare-Services 2.1%
[a]	CHS/Community Health Systems, Inc., 10.875%, 1/15/32	United States	3,200,000	3,305,530
[a]	Concentra Escrow Issuer Corp., 6.875%, 7/15/32	United States	3,500,000	3,577,735
[a]	Fortrea Holdings, Inc., 7.50%, 7/01/30	United States	1,000,000	1,002,909
	Tenet Healthcare Corp.,
	6.75%, 5/15/31	United States	1,000,000	1,011,021
	6.125%, 10/01/28	United States	1,800,000	1,798,272
	6.125%, 6/15/30	United States	2,100,000	2,086,073
				12,781,540
	Home Builders 0.7%
[a]	Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	2,200,000	2,303,048
[a]	LGI Homes, Inc., 8.75%, 12/15/28	United States	1,900,000	1,994,187
				4,297,235
	Hotels, Restaurants & Leisure 1.7%
	1011778 BC ULC/New Red Finance, Inc.,
[a]	4.00%, 10/15/30	Canada	2,000,000	1,790,485
[a]	6.125%, 6/15/29	Canada	2,900,000	2,913,017
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
[a]	4.625%, 1/15/29	United States	1,600,000	1,490,328
[a]	6.75%, 1/15/30	United States	4,100,000	3,785,893
				9,979,723
	Household & Personal Products 0.7%
[a]	VM Consolidated, Inc., 5.50%, 4/15/29	United States	4,500,000	4,383,008
	Household Products 0.4%
[a]	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	2,200,000	2,237,941

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Insurance 2.5%
	Acrisure LLC/Acrisure Finance, Inc.,
[a]	7.50%, 11/06/30	United States	2,300,000	2,370,760
[a]	8.50%, 6/15/29	United States	2,500,000	2,617,273
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
[a]	7.375%, 10/01/32	United States	1,500,000	1,515,678
[a]	6.75%, 4/15/28	United States	1,700,000	1,709,743
[a]	7.00%, 1/15/31	United States	2,400,000	2,412,002
[a]	HUB International Ltd., 7.25%, 6/15/30	United States	1,600,000	1,641,312
[a]	Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	2,500,000	2,707,137
				14,973,905
	Internet 0.5%
[a]	Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27	United States	1,800,000	1,802,623
[a]	Wayfair LLC, 7.25%, 10/31/29	United States	1,300,000	1,302,600
				3,105,223
	Iron/Steel 1.3%
	ATI, Inc., 7.25%, 8/15/30	United States	1,900,000	1,957,055
[a]	Cleveland-Cliffs, Inc., 7.00%, 3/15/32	United States	5,900,000	5,801,828
				7,758,883
	IT Services 0.8%
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	4,800,000	4,900,421
	Leisure Time 2.2%
[a]	Carnival Holdings Bermuda Ltd., 10.375%, 5/01/28	United States	1,000,000	1,066,117
[a]	NCL Corp. Ltd., 7.75%, 2/15/29	United States	1,900,000	1,996,604
	Royal Caribbean Cruises Ltd.,
[a]	5.625%, 9/30/31	United States	1,000,000	984,309
[a]	6.00%, 2/01/33	United States	4,600,000	4,592,387
	Viking Cruises Ltd.,
[a]	9.125%, 7/15/31	United States	800,000	861,084
[a]	5.875%, 9/15/27	United States	1,100,000	1,095,336
[a]	7.00%, 2/15/29	United States	2,700,000	2,717,541
				13,313,378
	Machinery-Construction & Mining 0.8%
[a]	Manitowoc Co., Inc., 9.25%, 10/01/31	United States	2,700,000	2,770,937
[a]	Terex Corp., 6.25%, 10/15/32	United States	2,200,000	2,159,137
				4,930,074
	Machinery-Diversified 0.4%
[a]	Esab Corp., 6.25%, 4/15/29	United States	2,300,000	2,331,486
	Materials 2.8%
[a]	Arcosa, Inc., 4.375%, 4/15/29	United States	3,000,000	2,800,330
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	200,000	114,537
[a]	Constellium SE, 3.75%, 4/15/29	United States	2,500,000	2,265,149
[a]	GPD Cos., Inc., senior secured note, 10.125%, 4/01/26	United States	4,650,000	4,601,220
[a]	Magnera Corp., 4.75%, 11/15/29	United States	1,700,000	1,511,805
[a]	Novelis Corp., 4.75%, 1/30/30	United States	2,500,000	2,310,316
[a]	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	1,900,000	1,885,828
[a]	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25	United States	22,000	21,820
[a]	Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26	Netherlands	1,400,000	1,385,293
				16,896,298
	Media 1.1%
[a]	CSC Holdings LLC, 3.375%, 2/15/31	United States	2,500,000	1,765,243
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	4,600,000	4,713,546
				6,478,789

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Media & Entertainment 2.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[a]	5.375%, 6/01/29	United States	2,800,000	2,680,387
[a]	4.50%, 8/15/30	United States	4,000,000	3,595,144
	Clear Channel Outdoor Holdings, Inc.,
[a]	7.50%, 6/01/29	United States	1,000,000	876,164
[a]	7.875%, 4/01/30	United States	4,300,000	4,430,668
	Diamond Sports Group LLC/Diamond Sports Finance Co.,
[a,b]	senior note, 6.625%, 8/15/27	United States	900,000	4,500
[a,b]	5.375%, 8/15/26	United States	900,000	4,500
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	3,300,000	3,218,700
[a]	Sirius XM Radio LLC, 4.00%, 7/15/28	United States	2,200,000	2,029,405
[a]	Virgin Media Secured Finance PLC, 4.50%, 8/15/30	United Kingdom	300,000	259,450
				17,098,918
	Mining 0.6%
[a]	Constellium SE, 6.375%, 8/15/32	United States	3,500,000	3,391,641
	Miscellaneous Manufacturing 0.3%
[a]	Calderys Financing LLC, 11.25%, 6/01/28	France	1,900,000	2,036,120
	Office/Business Equipment 0.4%
[a]	Zebra Technologies Corp., 6.50%, 6/01/32	United States	2,400,000	2,436,759
	Oil & Gas 6.3%
[a]	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.25%, 7/15/29	United States	1,600,000	1,659,981
[a]	CITGO Petroleum Corp., 8.375%, 1/15/29	United States	1,000,000	1,031,221
	Civitas Resources, Inc.,
[a]	8.375%, 7/01/28	United States	2,600,000	2,703,528
[a]	8.75%, 7/01/31	United States	3,200,000	3,340,107
[a]	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29	United States	4,100,000	3,950,145
	Matador Resources Co.,
[a]	6.50%, 4/15/32	United States	3,100,000	3,070,169
[a]	6.25%, 4/15/33	United States	3,200,000	3,109,192
	Nabors Industries, Inc.,
[a]	9.125%, 1/31/30	United States	1,700,000	1,730,401
[a]	8.875%, 8/15/31	United States	2,400,000	2,231,007
	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	United States	1,000,000	959,859
[a]	Sunoco LP, 7.25%, 5/01/32	United States	2,700,000	2,791,165
[a]	Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	1,900,000	1,940,711
	Transocean, Inc.,
	6.80%, 3/15/38	United States	800,000	656,291
[a]	8.25%, 5/15/29	United States	900,000	882,509
[a]	8.75%, 2/15/30	United States	2,635,000	2,728,859
[a]	Viper Energy, Inc., 7.375%, 11/01/31	United States	2,600,000	2,724,047
	Vital Energy, Inc.,
[a]	7.875%, 4/15/32	United States	600,000	577,897
	9.75%, 10/15/30	United States	1,700,000	1,794,092
				37,881,181
	Oil & Gas Services 0.7%
[a]	Kodiak Gas Services LLC, 7.25%, 2/15/29	United States	3,000,000	3,062,976
	Oceaneering International, Inc., 6.00%, 2/01/28	United States	900,000	888,554
				3,951,530
	Packaging & Containers 0.4%
[a]	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28	Canada	700,000	690,743
[a]	Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27	United States	600,000	609,700
[a]	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	900,000	903,719
				2,204,162
	Pharmaceuticals 2.3%
[a]	1375209 BC Ltd., 9.00%, 1/30/28	Canada	3,261,000	3,269,616
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	4,500,000	4,773,524
[a]	Grifols SA, 4.75%, 10/15/28	Spain	4,200,000	3,864,183

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a,c]	Par Pharmaceutical, Inc., 7.50%, 4/01/27	United States	400,000	—
	Teva Pharmaceutical Finance Netherlands III BV,
	7.875%, 9/15/29	Israel	900,000	971,095
	8.125%, 9/15/31	Israel	900,000	1,007,018
				13,885,436
	Pharmaceuticals, Biotechnology & Life Sciences 1.3%
[a]	Kedrion SpA, 6.50%, 9/01/29	Italy	6,000,000	5,661,987
	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	1,900,000	1,856,436
				7,518,423
	Pipelines 2.7%
[a]	Hess Midstream Operations LP, 6.50%, 6/01/29	United States	2,300,000	2,324,431
[a]	Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28	United States	3,400,000	3,697,180
[a]	Northriver Midstream Finance LP, 6.75%, 7/15/32	Canada	3,500,000	3,524,084
	Venture Global LNG, Inc.,
[a]	8.125%, 6/01/28	United States	1,400,000	1,457,474
[a]	8.375%, 6/01/31	United States	1,900,000	1,983,527
[a]	9.50%, 2/01/29	United States	3,000,000	3,317,673
				16,304,369
	Real Estate Management & Development 0.2%
[a]	Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	1,100,000	1,163,203
	Retail 0.9%
[a]	Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	1,110,000	1,169,377
[a]	FirstCash, Inc., 6.875%, 3/01/32	United States	4,000,000	4,021,319
				5,190,696
	Software & Services 0.2%
[a]	Rocket Software, Inc., 6.50%, 2/15/29	United States	1,000,000	942,801
	Technology Hardware & Equipment 0.5%
[a]	McAfee Corp., 7.375%, 2/15/30	United States	3,200,000	3,111,973
	Telecommunication Services 1.9%
[a]	Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	177,752
[a]	Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	811,786
[a]	CommScope LLC, 7.125%, 7/01/28	United States	700,000	616,946
[a]	CommScope Technologies LLC, 5.00%, 3/15/27	United States	1,800,000	1,611,242
[a]	Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29	United Kingdom	3,800,000	3,465,807
[a]	Zegona Finance PLC, 8.625%, 7/15/29	United Kingdom	4,500,000	4,786,949
				11,470,482
	Telecommunications 0.6%
[a]	Iliad Holding SASU, 7.00%, 4/15/32	France	3,650,000	3,673,029
	Transportation 1.9%
[a]	First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	1,600,000	1,470,123
[a]	Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/01/32	United States	5,200,000	5,365,094
[a]	XPO, Inc., 7.125%, 2/01/32	United States	4,300,000	4,408,876
				11,244,093
	Utilities 2.0%
	Calpine Corp.,
[a]	senior note, 5.125%, 3/15/28	United States	700,000	679,432
[a]	first lien, 4.50%, 2/15/28	United States	1,700,000	1,631,862
[a]	Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	3,900,000	3,574,077
[a]	TTM Technologies, Inc., 4.00%, 3/01/29	United States	4,000,000	3,715,499
[a]	Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	2,100,000	2,095,108
				11,695,978
	Total Corporate Bonds & Notes (Cost $572,003,331)			567,412,620

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Franklin High Yield Corporate ETF	Country	Shares	Value
	Common Stocks 0.0%†
	Pharmaceuticals 0.0%†
[d]	Endo, Inc.	United States	5,615	134,479
	Total Common Stocks (Cost $97,900)			134,479

				$
	Municipal Bonds 0.3%
	Arizona 0.3%
[a]	Maricopa County Industrial Development Authority, Grand Canyon University Obligated Group, 7.375%, 10/01/29	United States	1,545,000	$ 1,575,964
	Total Municipal Bonds (Cost $1,554,538)			1,575,964

		Country	Principal Amount*	$Value
	Preferred Stock 0.1%
	Aerospace/Defense 0.1%
	Boeing Co., 6.00%, pfd.	United States	11,000	669,790
	Total Preferred Stocks (Cost $550,000)			669,790

				Value
[e]	Senior Floating Rate Interests 1.0%
	Software 0.3%
	Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.607%, 2/15/29	United States	1,477,639	1,484,237
	Chemicals 0.4%
	Hexion Holdings Corp., 2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 11.895%, 3/15/30	United States	837,209	798,141
	PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.058%, 4/23/29	United States	1,661,750	1,641,443
				2,439,584
	Media 0.0%†
	Diamond Sports Group LLC,
	2022 First Priority Term Loan, 1 mo. USD Term SOFR + 10.00%, 14.653%, 5/25/26	United States	20,423	17,851
	2024 DIP PIK Term Loan, 1 mo. USD Term SOFR + 5.00%, 5.00%, 12/02/25	United States	103,741	114,699
				132,550
	Hotels, Restaurants & Leisure 0.3%
	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.857%, 1/27/29	United States	1,653,250	1,661,434
	Total Floating Rate Loans (Cost $5,724,308)			5,717,805
	Total Investments before Short-Term Investments (Cost $579,930,077)			575,510,658

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 1.1%
	U.S. Government & Agency Securities 1.1%
[f]	Federal Home Loan Bank Discount Notes, 2.106%, 01/02/25	United States	6,445,000	6,443,496
	Total Short-Term Investments (Cost $6,444,266)			6,443,496
	Total Investments (Cost $586,374,343) 97.5%			581,954,154
	Other Assets, less Liabilities 2.5%			14,991,479
	Net Assets 100.0%			$ 596,945,633
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $532,768,372, representing 89.2% of net assets.
[b]Defaulted security or security for which income has been deemed uncollectible.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]Non-income producing.
[e]Variable rate security. The rate shown represents the yield at period end.
[f]The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
PIK	–	Payment-In-Kind
REIT	–	Real Estate Investment Trust
SOFR	–	Secured Overnight Financing Rate
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Income Equity Focus ETF	Shares	Value
	Common Stocks 60.9%
	Communication Services 2.9%
	Verizon Communications, Inc.	66,429	$ 2,656,496
	Consumer Discretionary 5.2%
	General Motors Co.	17,953	956,356
	Home Depot, Inc.	3,855	1,499,557
	Lowe’s Cos., Inc.	4,813	1,187,848
	McDonald’s Corp.	3,729	1,081,000
			4,724,761
	Consumer Staples 7.1%
	Coca-Cola Co.	14,798	921,323
	Nestle SA, ADR	5,000	408,500
	PepsiCo, Inc.	14,496	2,204,262
	Philip Morris International, Inc.	9,142	1,100,240
	Procter & Gamble Co.	11,035	1,850,018
			6,484,343
	Energy 5.7%
	Chevron Corp.	16,850	2,440,554
	Exxon Mobil Corp.	12,508	1,345,486
	Schlumberger NV	10,952	419,900
	TotalEnergies SE, ADR	18,001	981,054
			5,186,994
	Financials 10.4%
	Bank of America Corp.	21,539	946,639
	Charles Schwab Corp.	17,535	1,297,765
	Citigroup, Inc.	11,188	787,523
	Fifth Third Bancorp	11,942	504,908
	JPMorgan Chase & Co.	5,841	1,400,146
	Mastercard, Inc., Class A	993	522,884
	MetLife, Inc.	14,850	1,215,918
	Morgan Stanley	10,588	1,331,123
	PNC Financial Services Group, Inc.	2,772	534,580
	U.S. Bancorp	21,780	1,041,738
			9,583,224
	Health Care 4.4%
	AstraZeneca PLC, ADR	7,509	491,989
	Johnson & Johnson	18,019	2,605,908
	Merck & Co., Inc.	9,664	961,375
			4,059,272
	Industrials 9.3%
[a]	Boeing Co.	1,500	265,500
	Honeywell International, Inc.	4,560	1,030,058
	Johnson Controls International PLC	24,552	1,937,889
	Lockheed Martin Corp.	3,938	1,913,632
	RTX Corp.	11,452	1,325,226
	Union Pacific Corp.	5,754	1,312,142
	United Parcel Service, Inc., Class B	6,258	789,134
			8,573,581
	Information Technology 4.7%
	Analog Devices, Inc.	5,903	1,254,151
	Cisco Systems, Inc.	18,521	1,096,443
	International Business Machines Corp.	4,196	922,407
	Texas Instruments, Inc.	5,775	1,082,870
			4,355,871

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Materials 5.3%
	Air Products & Chemicals, Inc.	5,949	1,725,448
	Albemarle Corp.	4,648	400,100
	Freeport-McMoRan, Inc.	11,272	429,238
	Newmont Corp.	20,811	774,585
	Rio Tinto PLC, ADR	25,802	1,517,416
			4,846,787
	Utilities 5.9%
	American Electric Power Co., Inc.	9,702	894,815
	Duke Energy Corp.	6,975	751,487
	Sempra	11,368	997,201
	Southern Co.	33,575	2,763,894
			5,407,397
	Total Common Stocks (Cost $53,521,217)		55,878,726
	Preferred Stocks 4.0%
	Industrials 1.2%
	Boeing Co., 6.00%, pfd.	18,442	1,122,934
	Materials 1.4%
	Albemarle Corp., 7.25%, pfd.	30,525	1,242,062
	Utilities 1.4%
	NextEra Energy, Inc., 7.299%, pfd.	27,225	1,328,308
	Total Preferred Stocks (Cost $3,726,224)		3,693,304
	Warrant 2.1%
	Financials 2.1%
[a]	Merrill Lynch BV	18,000	1,915,472
	Total Warrants (Cost $1,742,400)		1,915,472
	Equity-Linked Securities 32.1%
	Other 32.1%
[b]	Barclays Bank PLC into AbbVie Inc., 8.00%, 10/9/25	10,000	1,811,136
[b]	Barclays Bank PLC into Microchip Technology Inc., 10.00%, 10/14/25	19,000	1,163,594
[b]	Barclays Bank PLC into RTX Corp., 7.50%, 10/16/25	9,405	1,086,859
[b]	BNP Paribas Issuance BV into Hewlett Packard Enterprise, 12.00%, 9/24/25	50,000	1,002,767
[b]	BNP Paribas Issuance BV into Pfizer Inc., 10.50%, 7/23/25	42,000	1,131,101
[b]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	7,100	974,899
[b]	BNP Paribas SA into Applied Materials Inc., 10.00%, 12/10/25	3,300	549,801
[b]	BofA Finance LLC into S&P 500 Index, 7.50%, 2/4/25	175	1,030,613
[b]	Citigroup Global Markets Holdings, Inc. into Alphabet Inc., 8.50%, 8/20/25	6,000	1,077,016
[b]	Citigroup Global Markets Holdings, Inc. into Analog Devices Inc., 9.00%, 7/8/25	8,100	1,756,154
[b]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	3,300	1,191,619
[b]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 8/2/25	38,000	1,441,839
[b]	JPMorgan Chase Bank NA into CVS Health Corp., 9.00%, 11/25/25	7,000	318,170
[b]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	11,000	1,193,591
[b]	Mizuho Markets Cayman LP into NextEra Energy Inc., 8.50%, 10/14/25	17,500	1,308,930
[b]	Mizuho Markets Cayman LP into S&P 500 Index, 8.00%, 1/10/25	170	998,980
[b]	Royal Bank of Canada into Freeport-McMoRan Inc., 10.00%, 7/8/25	35,300	1,402,895
[b]	Royal Bank of Canada into Medtronic PLC, 8.00%, 8/7/25	6,500	522,137
[b]	Royal Bank of Canada into Nike Inc., Class B, 10.00%, 12/24/25	8,000	622,917
[b]	Royal Bank of Canada into Texas Instruments Inc., 8.50%, 7/15/25	11,000	2,068,440
[b]	Toronto-Dominion Bank into Starbucks Corp., 9.00%, 1/12/26	20,000	1,879,886
[b]	UBS AG into IBM US, 8.00%, 8/27/25	8,000	1,629,823
[b]	Wells Fargo Bank NA into Broadcom Inc., 9.50%, 8/20/25	8,000	1,508,246

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[b]	Wells Fargo Bank NA into UnitedHealth Group, 7.00%, 7/14/25		3,550	1,736,578
				29,407,991
	Total Equity-Linked Securities (Cost $30,323,960)			29,407,991
	Total Investments before Short-Term Investments (Cost $89,313,801)			90,895,493

		Country	Principal Amount*
	Short-Term Investments 0.2%
	U.S. Government & Agency Securities 0.2%
[c]	Federal Home Loan Bank Discount Notes, 2.106%, 1/02/25	United States	$ 150,000	149,965
	Total Short-Term Investments (Cost $149,983)			149,965
	Total Investments (Cost $89,463,784) 99.3%			91,045,458
	Other Assets, less Liabilities 0.7%			643,100
	Net Assets 100.0%			$ 91,688,558
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $29,407,991, representing 32.1% of net assets.
[c]The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
BOFA	–	Bank of America Corp.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Income Focus ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 35.2%
	Advertising 0.4%
	Clear Channel Outdoor Holdings, Inc.,
	[a] 5.125%, 8/15/27	United States	820,000	$ 790,241
	[a] 9.00%, 9/15/28	United States	750,000	788,652
				1,578,893
	Aerospace & Defense 1.7%
	Boeing Co.,
	5.15%, 5/01/30	United States	3,060,000	3,019,377
	6.528%, 5/01/34	United States	1,500,000	1,572,193
[a]	Bombardier, Inc., 7.25%, 7/01/31	Canada	600,000	619,516
	TransDigm, Inc.,
	5.50%, 11/15/27	United States	1,250,000	1,229,318
	[a] 6.75%, 8/15/28	United States	600,000	605,984
				7,046,388
	Agriculture 0.5%
	BAT Capital Corp.,
	7.75%, 10/19/32	United Kingdom	850,000	964,822
	6.421%, 8/02/33	United Kingdom	500,000	528,711
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	500,000	501,203
				1,994,736
	Airlines 2.0%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	2,500,000	2,626,396
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29	United States	1,000,000	992,477
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	1,900,000	1,875,164
[a]	JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31	United States	750,000	797,653
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	830,000	835,829
[a]	United Airlines, Inc., 4.625%, 4/15/29	United States	1,065,000	1,013,450
				8,140,969
	Apparel 0.1%
[a]	Hanesbrands, Inc., 9.00%, 2/15/31	United States	350,000	373,532
	Auto Manufacturers 1.9%
	Ford Motor Co.,
	3.25%, 2/12/32	United States	1,750,000	1,455,940
	6.10%, 8/19/32	United States	2,300,000	2,289,806
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	1,260,000	1,334,843
	General Motors Financial Co., Inc.,
	6.40%, 1/09/33	United States	2,000,000	2,074,029
	5.80%, 1/07/29	United States	850,000	867,530
				8,022,148
	Auto Parts & Equipment 0.2%
[a]	Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	1,250,000	1,013,855
	Banks 2.8%
	Bank of America Corp., 4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	1,500,000	1,426,141
	Barclays PLC, 7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	1,465,000	1,612,488
	Citigroup, Inc.,
	6.27% to 11/17/32, FRN thereafter, 11/17/33	United States	500,000	524,480
	6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	504,483
	Goldman Sachs Group, Inc., 6.561% to 10/24/33, FRN thereafter, 10/24/34	United States	825,000	887,220
	JPMorgan Chase & Co., 5.04% to 1/23/27, FRN thereafter, 1/23/28	United States	980,000	983,766
	KeyBank NA, 4.90%, 8/08/32	United States	615,000	583,112
	Morgan Stanley,
	6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	1,148,000	1,214,773
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	1,400,000	1,379,104

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	497,035
	Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	510,412
	U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	300,000	305,937
	Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,101,000	1,089,226
				11,518,177
	Building Products 0.1%
[a]	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	250,000	266,806
	Chemicals 0.6%
	Celanese U.S. Holdings LLC, 6.379%, 7/15/32	United States	725,000	736,767
[a]	Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	529,073
[a]	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	1,155,000	1,087,817
				2,353,657
	Commercial Services & Supplies 0.4%
[a]	Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	521,783
[a]	MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	925,000	794,003
[a]	United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	489,662
				1,805,448
	Construction Materials 0.3%
	Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	760,730
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	500,000	501,292
				1,262,022
	Electric 3.2%
	American Electric Power Co., Inc., 5.625%, 3/01/33	United States	300,000	303,227
	Calpine Corp.,
	[a] senior note, 5.125%, 3/15/28	United States	1,500,000	1,455,924
	[a] 4.625%, 2/01/29	United States	750,000	708,630
	Dominion Energy, Inc., Series C, 3.375%, 4/01/30	United States	300,000	276,108
	NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	United States	500,000	494,853
	NRG Energy, Inc.,
	[a] 3.625%, 2/15/31	United States	1,320,000	1,155,200
	[a] 7.00%, 3/15/33	United States	750,000	810,067
	[a] 6.25%, 11/01/34	United States	500,000	490,818
	Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	1,800,000	1,769,388
	PG&E Corp., 5.25%, 7/01/30	United States	1,000,000	979,471
	Southern Co., 5.70%, 10/15/32	United States	480,000	494,354
[a]	Vistra Corp., 8.00% to 10/15/26, FRN thereafter, 12/31/99	United States	1,100,000	1,126,332
	Vistra Operations Co. LLC,
	[a] 3.70%, 1/30/27	United States	535,000	521,221
	[a] 7.75%, 10/15/31	United States	500,000	524,998
	[a] 6.95%, 10/15/33	United States	800,000	862,834
	[a] 6.875%, 4/15/32	United States	1,400,000	1,434,813
				13,408,238
	Entertainment 0.8%
	Caesars Entertainment, Inc.,
	[a] 8.125%, 7/01/27	United States	161,000	162,742
	[a] 4.625%, 10/15/29	United States	855,000	801,189
	[a] 6.00%, 10/15/32	United States	1,000,000	965,108
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
	[a] 7.125%, 2/15/31	United States	700,000	729,480
	[a] 6.25%, 3/15/33	United States	800,000	788,501
				3,447,020
	Financial Services 1.2%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	5.75%, 6/06/28	Ireland	500,000	509,652
	4.95%, 9/10/34	Ireland	750,000	714,610
	Capital One Financial Corp.,
	3.75%, 7/28/26	United States	600,000	589,281
	4.927% to 5/10/27, FRN thereafter, 5/10/28	United States	765,000	762,781
	5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	1,000,000	1,004,761

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Charles Schwab Corp.,
	5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	504,613
	6.196% to 11/17/28, FRN thereafter, 11/17/29	United States	500,000	521,335
[a]	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29	United Kingdom	500,000	514,846
				5,121,879
	Food 0.5%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	530,000	527,923
	Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	1,000,000	1,020,118
[a]	Post Holdings, Inc., 6.25%, 2/15/32	United States	700,000	695,616
				2,243,657
	Hand/Machine Tools 0.1%
	Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	516,138
	Health Care Providers & Services 4.4%
	Centene Corp., 2.50%, 3/01/31	United States	2,030,000	1,680,386
	CHS/Community Health Systems, Inc.,
	[a] 8.00%, 12/15/27	United States	2,250,000	2,248,428
	[a] 6.875%, 4/01/28	United States	705,000	514,644
	[a] 10.875%, 1/15/32	United States	2,625,000	2,711,567
	DaVita, Inc.,
	[a] 4.625%, 6/01/30	United States	1,520,000	1,398,681
	[a] 6.875%, 9/01/32	United States	500,000	504,438
[a]	Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	531,037
	HCA, Inc., 5.625%, 9/01/28	United States	2,935,000	2,975,561
	Tenet Healthcare Corp.,
	6.125%, 10/01/28	United States	3,375,000	3,371,760
	6.125%, 6/15/30	United States	2,000,000	1,986,736
	UnitedHealth Group, Inc., 5.35%, 2/15/33	United States	500,000	503,331
				18,426,569
	Healthcare-Products 0.5%
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	493,731
[a]	Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	1,052,040
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	450,000	455,307
				2,001,078
	Insurance 0.2%
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	517,235
[a]	Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	503,293
				1,020,528
	Internet 0.4%
	Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	507,341
	Netflix, Inc., 5.875%, 11/15/28	United States	945,000	979,777
				1,487,118
	Iron/Steel 0.2%
	ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	518,473
[a]	Cleveland-Cliffs, Inc., 6.75%, 4/15/30	United States	400,000	391,637
				910,110
	IT Services 0.6%
	Dell International LLC/EMC Corp., 5.75%, 2/01/33	United States	300,000	308,303
	Hewlett Packard Enterprise Co., 5.00%, 10/15/34	United States	750,000	721,275
	HP, Inc., 5.50%, 1/15/33	United States	750,000	757,118
[a]	McAfee Corp., 7.375%, 2/15/30	United States	565,000	549,458
				2,336,154
	Leisure Time 0.7%
	Carnival Corp.,
	[a] 7.625%, 3/01/26	United States	1,590,000	1,593,532
	[a] 10.50%, 6/01/30	United States	800,000	855,239
[a]	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32	United States	600,000	607,651
				3,056,422

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Lodging 0.4%
[a]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	775,000	767,194
[a]	Wynn Macau Ltd., 5.50%, 1/15/26	Macau	980,000	971,163
				1,738,357
	Media 1.0%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[a] 5.00%, 2/01/28	United States	1,350,000	1,302,397
	[a] 5.125%, 5/01/27	United States	2,000,000	1,966,930
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	United States	600,000	599,497
[a]	Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	518,517
				4,387,341
	Mining 0.8%
[a]	Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	825,000	770,331
	FMG Resources August 2006 Pty. Ltd.,
	[a] 4.375%, 4/01/31	Australia	1,000,000	901,038
	[a] 6.125%, 4/15/32	Australia	770,000	761,283
	Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	767,210
				3,199,862
	Oil & Gas 1.1%
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
	[a] 8.125%, 1/15/27	United States	1,925,000	1,920,893
	[a] 9.25%, 7/15/29	United States	300,000	311,246
	[a] 9.75%, 7/15/28	United States	500,000	510,696
[a]	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35	United States	500,000	470,508
[a]	Matador Resources Co., 6.50%, 4/15/32	United States	450,000	445,670
	Occidental Petroleum Corp., 6.625%, 9/01/30	United States	1,000,000	1,047,236
				4,706,249
	Oil & Gas Services 0.3%
[a]	Weatherford International Ltd., 8.625%, 4/30/30	United States	1,040,000	1,074,673
	Packaging & Containers 1.4%
[a]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29	United States	1,150,000	989,164
[a]	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	3,235,000	1,852,637
	Mauser Packaging Solutions Holding Co.,
	[a] 9.25%, 4/15/27	United States	2,000,000	2,032,332
	[a] 7.875%, 4/15/27	United States	1,065,000	1,087,855
				5,961,988
	Pharmaceuticals 1.3%
[a]	1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,625,000	1,629,294
	AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	489,220
[a]	Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	1,140,000	1,112,990
	CVS Health Corp., 5.25%, 2/21/33	United States	1,000,000	959,076
[a]	Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	500,000	530,391
	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	Israel	600,000	613,155
				5,334,126
	Pipelines 1.5%
	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	United States	800,000	751,627
	Kinder Morgan, Inc.,
	5.20%, 6/01/33	United States	515,000	503,389
	5.40%, 2/01/34	United States	775,000	763,668
	Venture Global LNG, Inc.,
	[a] 8.125%, 6/01/28	United States	1,500,000	1,561,579
	[a] 9.00% to 9/30/29, FRN thereafter, 12/31/99	United States	1,000,000	1,047,129
	Williams Cos., Inc., 3.50%, 11/15/30	United States	1,600,000	1,470,858
				6,098,250

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Real Estate Management & Development 0.6%
	American Tower Corp., 5.55%, 7/15/33	United States	850,000	857,736
	Crown Castle, Inc., 5.10%, 5/01/33	United States	300,000	292,760
	Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	496,517
	VICI Properties LP, 5.125%, 5/15/32	United States	800,000	779,518
				2,426,531
	Retail 0.9%
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	675,000	699,469
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
	[a] 4.625%, 1/15/29	United States	1,315,000	1,224,863
	[a] 6.75%, 1/15/30	United States	800,000	738,711
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	1,000,000	984,920
				3,647,963
	Semiconductors 0.5%
[a]	Broadcom, Inc., 3.469%, 4/15/34	United States	1,315,000	1,140,246
	Micron Technology, Inc., 5.327%, 2/06/29	United States	350,000	351,885
	NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	508,534
				2,000,665
	Software 0.7%
[a]	Cloud Software Group, Inc., 6.50%, 3/31/29	United States	900,000	884,509
	Fiserv, Inc., 5.60%, 3/02/33	United States	400,000	405,317
	Oracle Corp.,
	2.875%, 3/25/31	United States	650,000	572,255
	6.25%, 11/09/32	United States	720,000	763,320
	Workday, Inc., 3.80%, 4/01/32	United States	550,000	500,718
				3,126,119
	Telecommunications 0.9%
[a]	CommScope LLC, 6.00%, 3/01/26	United States	2,200,000	2,191,750
	Sprint LLC, 7.625%, 3/01/26	United States	470,000	480,749
	T-Mobile USA, Inc., 5.05%, 7/15/33	United States	900,000	881,602
				3,554,101
	Total Corporate Bonds & Notes (Cost $145,650,723)			146,607,767
	U.S. Government & Agency Securities 12.7%
	Federal Home Loan Mortgage Corp.,
	5.00%, 5/01/53	United States	990,473	957,483
	5.00%, 11/01/54	United States	4,612,073	4,453,994
	5.50%, 7/01/53	United States	478,316	472,964
	5.50%, 11/01/53	United States	481,502	475,942
	5.50%, 11/01/54	United States	1,962,797	1,938,056
	Federal National Mortgage Association,
	5.00%, 5/01/53	United States	983,342	950,776
	5.00%, 11/01/53	United States	1,483,859	1,435,426
	5.50%, 11/01/54	United States	1,980,356	1,955,375
[b]	U.S. Treasury Bills, 4.521%, 2/20/25	United States	7,800,000	7,755,839
	U.S. Treasury Bonds, 3.625%, 5/15/53	United States	2,000,000	1,626,429
	U.S. Treasury Notes,
	4.00%, 2/15/34	United States	4,000,000	3,830,687
	4.25%, 11/15/34	United States	4,000,000	3,896,059
	4.375%, 12/15/26	United States	2,000,000	2,004,844
	4.625%, 6/30/26	United States	5,000,000	5,027,557
	4.625%, 4/30/29	United States	2,500,000	2,524,595
	U.S. Treasury STRIPS Principal,
	[b] 4.484%, 5/15/53	United States	31,500,000	8,327,719
	[b] 4.681%, 2/15/45	United States	14,000,000	5,285,944
	Total U.S. Government & Agency Securities (Cost $54,499,009)			52,919,689

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Franklin Income Focus ETF	Country	Shares	Value
	Common Stocks 35.0%
	Aerospace & Defense 1.6%
[c]	Boeing Co.	United States	5,595	$ 990,315
	Lockheed Martin Corp.	United States	6,872	3,339,380
	RTX Corp.	United States	20,209	2,338,585
				6,668,280
	Banks 4.2%
	Bank of America Corp.	United States	108,575	4,771,871
	JPMorgan Chase & Co.	United States	27,199	6,519,872
	Truist Financial Corp.	United States	60,643	2,630,694
	U.S. Bancorp	United States	77,740	3,718,304
				17,640,741
	Beverages 2.2%
	Coca-Cola Co.	United States	51,139	3,183,914
	PepsiCo, Inc.	United States	40,269	6,123,304
				9,307,218
	Biotechnology 1.4%
	AbbVie, Inc.	United States	18,601	3,305,397
	Amgen, Inc.	United States	9,273	2,416,915
				5,722,312
	Building Products 0.7%
	Johnson Controls International PLC	United States	38,968	3,075,744
	Capital Markets 0.4%
	Morgan Stanley	United States	12,805	1,609,845
	Chemicals 1.3%
	Air Products & Chemicals, Inc.	United States	11,008	3,192,760
	Albemarle Corp.	United States	24,785	2,133,493
				5,326,253
	Communications Equipment 0.6%
	Cisco Systems, Inc.	United States	38,643	2,287,666
	Diversified Telecommunication Services 0.8%
	Verizon Communications, Inc.	United States	81,376	3,254,226
	Electric Utilities 3.0%
	Duke Energy Corp.	United States	43,392	4,675,054
	Edison International	United States	14,800	1,181,632
	NextEra Energy, Inc.	United States	29,519	2,116,217
	Southern Co.	United States	39,655	3,264,400
	Xcel Energy, Inc.	United States	18,564	1,253,441
				12,490,744
	Food Products 0.6%
	Mondelez International, Inc., Class A	United States	27,202	1,624,775
	Nestle SA, ADR	Switzerland	12,880	1,052,296
				2,677,071
	Ground Transportation 0.8%
	Union Pacific Corp.	United States	14,146	3,225,854
	Health Care Equipment & Supplies 0.5%
	Medtronic PLC	United States	26,230	2,095,252
	Hotels, Restaurants & Leisure 0.0%†
	Starbucks Corp.	United States	66	6,023
	Household Products 1.1%
	Procter & Gamble Co.	United States	26,587	4,457,311
	Industrial Conglomerates 0.9%
	Honeywell International, Inc.	United States	15,723	3,551,668

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	IT Services 0.4%
	International Business Machines Corp.	United States	8,410	1,848,770
	Machinery 0.6%
	Illinois Tool Works, Inc.	United States	9,692	2,457,504
	Metals & Mining 0.7%
	BHP Group Ltd., ADR	Australia	61,948	3,024,921
	Multi-Utilities 0.8%
	DTE Energy Co.	United States	17,642	2,130,272
	Sempra	United States	13,728	1,204,220
				3,334,492
	Oil, Gas & Consumable Fuels 4.8%
	Chevron Corp.	United States	61,031	8,839,730
	ConocoPhillips	United States	15,734	1,560,341
	Exxon Mobil Corp.	United States	63,707	6,852,962
	TotalEnergies SE, ADR	France	46,992	2,561,064
				19,814,097
	Pharmaceuticals 4.3%
	AstraZeneca PLC, ADR	United Kingdom	32,229	2,111,644
	Johnson & Johnson	United States	58,724	8,492,665
	Merck & Co., Inc.	United States	44,505	4,427,357
	Pfizer, Inc.	United States	2	53
	Roche Holding AG, ADR	Switzerland	82,750	2,886,320
				17,918,039
	Semiconductors & Semiconductor Equipment 1.4%
	Analog Devices, Inc.	United States	19,638	4,172,289
	Microchip Technology, Inc.	United States	28,602	1,640,325
				5,812,614
	Software 0.2%
	Microsoft Corp.	United States	2,245	946,268
	Specialty Retail 0.8%
	Home Depot, Inc.	United States	8,412	3,272,184
	Textiles, Apparel & Luxury Goods 0.0%†
	NIKE, Inc., Class B	United States	204	15,437
	Tobacco 0.9%
	Philip Morris International, Inc.	United States	31,297	3,766,594
	Total Common Stocks (Cost $141,735,492)			145,607,128
	Preferred Stocks 1.5%
	Aerospace & Defense 0.5%
	Boeing Co., 6.00%, pfd.	United States	32,252	1,963,824
	Capital Markets 0.1%
	Ares Management Corp., 6.75%, pfd.	United States	8,050	443,072
	Electric Utilities 0.9%
	NextEra Energy, Inc., 6.926%, pfd.	United States	46,994	1,922,994
	NextEra Energy, Inc., 7.299%, pfd.	United States	41,640	2,031,616
				3,954,610
	Total Preferred Stocks (Cost $6,312,196)			6,361,506
	Equity-Linked Securities 12.6%
	Other 12.6%
[a]	Barclays Bank PLC into IBM US, 8.50%, 6/9/25	United Kingdom	7,000	1,334,730
[a]	BNP Paribas Issuance BV into Freeport-Mcmoran Inc., 10.00%, 8/12/25	Netherlands	56,000	2,204,959
[a]	BNP Paribas Issuance BV into S&P 500 Index, 8.00%, 1/22/25	France	620	3,618,145
[a]	BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	France	8,600	1,180,864
[a]	BNP Paribas SA into Applied Materials Inc., 10.00%, 12/10/25	France	6,830	1,137,921
[a]	BofA Finance LLC into S&P 500 Index, 7.50%, 2/4/25	United States	625	3,680,761

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Citigroup Global Markets Holdings, Inc. into The Boeing Co., 8.50%, 12/8/25	United States	9,500	1,531,124
[a]	Citigroup Global Markets Holdings, Inc. into The Home Depot Inc., 7.50%, 7/21/25	United States	3,750	1,354,112
[a]	JPMorgan Chase Bank NA into Alphabet Inc., Class A, 8.00%, 3/28/25	United States	12,000	1,902,986
[a]	JPMorgan Chase Bank NA into Comcast Corp., 8.50%, 8/2/25	United States	42,000	1,593,611
[a]	JPMorgan Chase Bank NA into CVS Health Corp., 9.00%, 11/25/25	United States	40,000	1,818,114
[a]	JPMorgan Chase Bank NA into Exxon Mobil Corp., 8.50%, 11/3/25	United States	11,000	1,193,591
[a]	Merrill Lynch BV into Microsoft Inc., 7.50%, 10/06/25	United States	3,000	1,271,470
[a]	Mizuho Markets Cayman LP into S&P 500 Index, 8.00%, 1/10/25	Japan	620	3,643,340
[a]	National Bank of Canada into Broadcom Inc., 8.50%, 5/13/25	Canada	750	1,061,833
[a]	Royal Bank of Canada into Cisco Systems Inc., 8.00%, 9/17/25	Canada	30,000	1,604,283
[a]	Royal Bank of Canada into Citigroup Inc., 8.50%, 8/27/25	Canada	40,000	2,607,528
[a]	Royal Bank of Canada into Morgan Stanley, 8.50%, 11/26/25	Canada	20,000	2,436,685
[a]	Royal Bank of Canada into Nike Inc., Class B, 10.00%, 12/24/25	Canada	25,000	1,946,615
[a]	Royal Bank of Canada into S&P 500 Index, 8.00%, 2/25/25	Canada	845	4,990,950
[a]	Royal Bank of Canada into Texas Instruments Inc., 8.00%, 6/11/25	Canada	25,000	4,743,098
[a]	Toronto-Dominion Bank into Starbucks Corp., 9.00%, 1/12/26	Canada	34,000	3,195,806
[a]	UBS AG into Apple Inc., 7.00%, 4/2/25	Switzerland	6,000	1,149,951
[a]	Wells Fargo Bank NA into Schlumberger N.V., 10.00%, 11/26/25	United States	37,000	1,467,706
				52,670,183
	Total Equity-Linked Securities (Cost $52,856,271)			52,670,183
	Total Investments before Short-Term Investments (Cost $401,053,691)			404,166,273

			Principal Amount*
	Short-Term Investments 2.1%
	Money Market Funds 2.1%
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	United States	8,624,753	8,624,753
	Total Short-Term Investments (Cost $8,624,753)			8,624,753
	Total Investments (Cost $409,678,444) 99.1%			412,791,026
	Other Assets, less Liabilities 0.9%			3,877,541
	Net Assets 100.0%			$ 416,668,567
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $128,274,097, representing 30.8% of net assets.
[b]The rate shown represents the yield at period end.
[c]Non-income producing.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
The Fund had the following option written contracts open at December 31, 2024.
Description	Expiration Date	Strike Price	Contracts	Notional Amount*	Value
Call Options Written
Morgan Stanley Jan25 140 Call	1/17/25	145.00	100	$ 1,257,200	$ 800
Analog Devices, Inc. Jan25 250 Call	1/17/25	250.00	170	3,611,820	2,890
Procter & Gamble Co. Jan25 180 Call	1/17/25	180.00	230	3,855,950	2,070
(Premiums received—$80,704)
Total					$5,760
Put Option Written
Alphabet Inc. Jan25 150 Put	1/17/25	150.00	100	$1,893,000	$900
(Premiums received—$15,682)

*Notional amount denominated in U.S. dollars, unless otherwise noted.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
BOFA	–	Bank of America Corp.
FRN	–	Floating Rate Note

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Intelligent Machines ETF	Country	Shares	Value
	Common Stocks 99.7%
	Aerospace & Defense 6.8%
[a]	AeroVironment, Inc.	United States	504	$ 77,560
[a]	Axon Enterprise, Inc.	United States	2,790	1,658,153
[a]	Kratos Defense & Security Solutions, Inc.	United States	8,847	233,384
[a]	Rocket Lab USA, Inc.	United States	2,797	71,240
				2,040,337
	Automobiles 8.9%
[a]	Tesla, Inc.	United States	6,632	2,678,267
	Computers & Peripherals 4.6%
	Apple, Inc.	United States	5,517	1,381,567
	Construction & Engineering 4.0%
	Quanta Services, Inc.	United States	2,808	887,469
	Valmont Industries, Inc.	United States	1,048	321,390
				1,208,859
	Electrical Equipment 4.7%
	Eaton Corp. PLC	United States	855	283,749
	GE Vernova, Inc.	United States	1,588	522,341
[a]	Siemens Energy AG	Germany	5,828	304,038
	Vertiv Holdings Co., Class A	United States	2,688	305,383
				1,415,511
	Electronic Equipment, Instruments & Components 5.8%
	Amphenol Corp., Class A	United States	5,579	387,462
[a]	Celestica, Inc.	Canada	3,245	299,514
	Keyence Corp.	Japan	351	144,344
[a]	Keysight Technologies, Inc.	United States	888	142,639
	TE Connectivity PLC	Ireland	1,217	173,995
[a]	Trimble, Inc.	United States	3,123	220,671
[a]	Zebra Technologies Corp., Class A	United States	979	378,109
				1,746,734
	Energy Equipment & Services 1.0%
	Baker Hughes Co.	United States	3,832	157,188
[a]	Oceaneering International, Inc.	United States	2,799	72,998
	TechnipFMC PLC	United Kingdom	2,652	76,749
				306,935
	Ground Transportation 0.5%
[a]	Uber Technologies, Inc.	United States	2,497	150,619
	Health Care Equipment & Supplies 7.1%
[a]	Align Technology, Inc.	United States	306	63,804
	Hoya Corp.	Japan	1,000	126,082
[a]	IDEXX Laboratories, Inc.	United States	178	73,592
[a]	Intuitive Surgical, Inc.	United States	3,213	1,677,057
[a]	PROCEPT BioRobotics Corp.	United States	2,255	181,573
				2,122,108
	Health Care Technology 0.8%
	Pro Medicus Ltd.	Australia	1,629	252,270
	Household Durables 0.3%
	Panasonic Holdings Corp.	Japan	8,135	85,046
	Machinery 0.5%
	Deere & Co.	United States	325	137,703
	Semiconductors & Semiconductor Equipment 33.4%
[a]	Advanced Micro Devices, Inc.	United States	2,540	306,807
	Analog Devices, Inc.	United States	512	108,780

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Applied Materials, Inc.	United States	2,806	456,340
	ASM International NV	Netherlands	654	378,429
	ASML Holding NV	Netherlands	643	445,651
	Broadcom, Inc.	United States	7,604	1,762,911
	Entegris, Inc.	United States	728	72,116
[a]	First Solar, Inc.	United States	605	106,625
	Infineon Technologies AG	Germany	4,570	148,592
	KLA Corp.	United States	485	305,608
	Lam Research Corp.	United States	4,241	306,327
	Marvell Technology, Inc.	United States	2,120	234,154
	Monolithic Power Systems, Inc.	United States	90	53,253
	NVIDIA Corp.	United States	22,532	3,025,822
	NXP Semiconductors NV	Netherlands	609	126,581
[a]	SiTime Corp.	United States	459	98,469
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	7,758	1,532,127
	Teradyne, Inc.	United States	3,446	433,920
	Texas Instruments, Inc.	United States	818	153,383
				10,055,895
	Software 21.3%
[a]	Altair Engineering, Inc., Class A	United States	2,874	313,582
[a]	Aspen Technology, Inc.	United States	909	226,914
[a]	Aurora Innovation, Inc.	United States	11,664	73,483
[a]	Autodesk, Inc.	United States	1,893	559,514
	Bentley Systems, Inc., Class B	United States	3,163	147,712
[a]	Cadence Design Systems, Inc.	United States	4,053	1,217,764
	Constellation Software, Inc.	Canada	225	695,386
[a]	Crowdstrike Holdings, Inc., Class A	United States	307	105,043
	Dassault Systemes SE	France	4,378	151,870
[a]	Descartes Systems Group, Inc.	Canada	7,437	844,949
[a,b]	Lumine Group, Inc.	Canada	675	19,309
[a]	Palantir Technologies, Inc., Class A	United States	3,855	291,554
[a]	Palo Alto Networks, Inc.	United States	1,566	284,949
[a]	PTC, Inc.	United States	2,054	377,669
	Roper Technologies, Inc.	United States	56	29,112
[a]	Samsara, Inc., Class A	United States	4,254	185,857
[a]	Synopsys, Inc.	United States	1,847	896,460
				6,421,127
	Total Common Stocks (Cost $21,832,651)			30,002,978
	Warrant 0.0%
	Software 0.0%
[a,c]	Constellation Software, Inc.	Canada	225	—
	Total Investments (Cost $21,832,651) 99.7%			30,002,978
	Other Assets, less Liabilities 0.3%			81,679
	Net Assets 100.0%			$ 30,084,657
[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the value of this security was $19,309, representing 0.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin International Aggregate Bond ETF	Principal Amount*		Value
	Foreign Government and Agency Securities 88.4%
	Australia 2.5%
[a]	Australia Government Bonds, Series 149, 2.25%, 5/21/28	8,000,000	AUD	$ 4,702,932
[a]	New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	3,500,000	AUD	2,116,695
[a]	Queensland Treasury Corp., 3.25%, 8/21/29	6,500,000	AUD	3,856,295
[a]	Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	7,500,000	AUD	4,564,695
				15,240,617
	Austria 3.9%
	Republic of Austria Government Bonds,
	[a] 1.20%, 10/20/25	13,000,000	EUR	13,352,821
	[a] 1.50%, 2/20/47	10,000,000	EUR	7,865,381
	[a] 1.50%, 2/20/47	3,000,000	EUR	2,359,614
				23,577,816
	Belgium 3.4%
[a]	Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	22,000,000	EUR	20,583,706
	Canada 2.7%
	Canada Government Bonds,
	1.25%, 3/01/25	14,000,000	CAD	9,708,985
	5.00%, 6/01/37	5,000,000	CAD	4,091,933
	2.00%, 12/01/51	5,000,000	CAD	2,657,797
				16,458,715
	China 19.9%
	Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,801,068
	China Development Bank,
	Series 2003, 3.23%, 1/10/25	24,000,000	CNY	3,274,043
	Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,546,822
	China Government Bonds,
	1.99%, 4/09/25	40,000,000	CNY	5,461,964
	1.59%, 4/25/25	80,000,000	CNY	10,923,835
	2.22%, 9/25/25	40,000,000	CNY	5,498,294
	2.33%, 12/15/25	40,000,000	CNY	5,517,622
	3.03%, 3/11/26	50,000,000	CNY	6,975,028
	2.85%, 6/04/27	50,000,000	CNY	7,090,379
	2.67%, 5/25/33	120,000,000	CNY	17,581,803
	2.52%, 8/25/33	120,000,000	CNY	17,409,885
	2.35%, 2/25/34	120,000,000	CNY	17,232,523
	Series INBK, 4.28%, 10/23/47	100,000,000	CNY	19,193,769
				121,507,035
	Cyprus 0.7%
[a]	Cyprus Government International Bonds, 1.50%, 4/16/27	4,500,000	EUR	4,569,895
	Finland 0.4%
[a]	Finland Government Bonds, 2.75%, 7/04/28	2,500,000	EUR	2,631,345
	France 3.9%
	French Republic Government Bonds OAT,
	[a,b] 2.404%, 11/25/29	20,000,000	EUR	18,231,587
	[a] 0.75%, 5/25/52	10,000,000	EUR	5,278,396
				23,509,983
	Germany 1.8%
[a,b]	Bundesrepublik Deutschland Bundesanleihe, 2.823%, 8/15/26	11,000,000	EUR	11,032,369
	Ireland 0.4%
[a]	Ireland Government Bonds, 1.35%, 3/18/31	2,500,000	EUR	2,439,165
	Italy 4.0%
	Italy Buoni Poliennali Del Tesoro,
	[a] Series 10Y, 1.25%, 12/01/26	10,000,000	EUR	10,160,090
	[a] 2.45%, 9/01/50	18,000,000	EUR	14,155,944
				24,316,034

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Japan 17.1%
	Development Bank of Japan, Inc., 2.30%, 3/19/26	1,200,000,000	JPY	7,783,845
	Japan Government Five Year Bonds, Series 161, 0.30%, 6/20/28	4,000,000,000	JPY	25,129,753
	Japan Government Ten Year Bonds, Series 345, 0.10%, 12/20/26	3,000,000,000	JPY	18,892,993
	Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	2,750,000,000	JPY	11,785,680
	Japan Government Twenty Year Bonds,
	1.50%, 3/20/33	4,000,000,000	JPY	26,570,651
	Series 179, 0.50%, 12/20/41	2,750,000,000	JPY	14,390,689
				104,553,611
	Mexico 0.9%
[c]	Mexico Bonos, Series M, 8.00%, 11/07/47	150,000,000	MXN	5,553,411
	Netherlands 3.9%
	Netherlands Government Bonds,
	[a] 0.50%, 7/15/26	12,000,000	EUR	12,136,098
	[a] 0.50%, 1/15/40	15,000,000	EUR	11,363,065
				23,499,163
	Poland 1.8%
	Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	50,000,000	PLN	10,749,967
	Romania 0.7%
[a]	Romania Government International Bonds, 2.00%, 1/28/32	5,500,000	EUR	4,532,596
	South Korea 3.0%
	Korea Treasury Bonds,
	Series 2703, 5.25%, 3/10/27	8,500,000,000	KRW	6,088,649
	Series 3012, 4.75%, 12/10/30	8,000,000,000	KRW	5,965,267
	Series 3212, 4.25%, 12/10/32	8,200,000,000	KRW	6,041,175
				18,095,091
	Spain 3.1%
[a]	Spain Government Bonds, 1.25%, 10/31/30	20,000,000	EUR	19,175,676
	Supranational 4.6%
	European Union,
	[a] 2.75%, 2/04/33	17,000,000	EUR	17,628,008
	[a] 0.30%, 11/04/50	20,000,000	EUR	10,395,151
				28,023,159
	Sweden 2.8%
[a]	Sweden Government Bonds, Series 1060, 0.75%, 5/12/28	200,000,000	SEK	17,293,438
	United Kingdom 6.9%
	U.K. Gilts,
	[a] 4.75%, 12/07/30	11,000,000	GBP	14,095,532
	[a] 0.875%, 7/31/33	12,000,000	GBP	11,186,155
	[a] 3.75%, 1/29/38	15,000,000	GBP	16,924,965
				42,206,652
	Total Foreign Government and Agency Securities (Cost $564,022,862)			539,549,444
	Corporate Bonds & Notes 2.2%
	France 0.3%
[a]	Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,491,907
	Germany 0.5%
[a]	Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	507,755
	Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	1,944,026
[a,b]	Siemens Financieringsmaatschappij NV, 1.084%, 2/20/26	700,000	EUR	704,899
				3,156,680
	Supranational 0.6%
	Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,593,574
[a]	European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,130,636
				3,724,210
	United Kingdom 0.3%
[a]	RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	1,449,616

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	United States 0.5%
	Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,019,748
	AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,208,448
[a]	Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,016,583
				3,244,779
	Total Corporate Bonds & Notes (Cost $16,419,200)			13,067,192
	Total Investments before Short Term Investments ($580,442,062)			552,616,636
	Short-Term Investments 3.6%
	U.S. Government & Agency Securities 3.6%
[b]	Federal Home Loan Bank Discount Notes, 2.106%, 1/02/25	22,085,000		22,079,847
	Total Short-Term Investments (Cost $22,082,485)			22,079,847
	Total Investments (Cost $602,524,547) 94.2%			574,696,483
	Other Assets, less Liabilities 5.8%			35,666,378
	Net Assets 100.0%			$ 610,362,861
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $269,933,010, representing 44.2% of net assets.
[b]The rate shown represents the yield at period end.
[c]Principal amount is stated in 100 Mexican Peso Units.
At December 31, 2024, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BNPS	Sell	8,800,000	$ 5,842,135	2/13/25	$ 400,432	$ —
Australian Dollar	CITI	Sell	15,390,000	10,219,191	2/13/25	702,395	—
Canadian Dollar	BNPS	Buy	9,850,000	6,940,469	2/13/25	—	(91,875)
Canadian Dollar	BNPS	Buy	150,000	105,692	2/13/25	—	(1,399)
Canadian Dollar	BNPS	Sell	2,000,000	1,414,208	2/13/25	23,631	—
Canadian Dollar	BNPS	Sell	7,850,000	5,666,929	2/13/25	208,913	—
Canadian Dollar	CITI	Sell	24,420,000	17,632,787	2/13/25	653,838	—
Chinese Yuan	CITI	Sell	56,000,000	7,703,624	2/13/25	68,705	—
Chinese Yuan	CITI	Sell	50,000,000	6,898,287	2/13/25	81,395	—
Chinese Yuan	CITI	Sell	756,700,000	106,054,363	2/13/25	2,887,516	—
Euro	BNPS	Buy	13,500,000	14,196,937	2/13/25	—	(200,229)
Euro	BNPS	Sell	4,400,000	4,637,893	2/13/25	76,003	—
Euro	BNPS	Sell	4,750,000	5,028,926	2/13/25	104,158	—
Euro	BNPS	Sell	68,800,000	74,402,590	2/13/25	3,071,216	—
Euro	CITI	Sell	130,800,000	141,588,515	2/13/25	5,975,961	—
Great British Pound	BNPS	Sell	10,200,000	13,208,099	2/13/25	441,921	—
Great British Pound	CITI	Sell	25,500,000	33,035,250	2/13/25	1,119,804	—
Japanese Yen	BNPS	Sell	170,000,000	1,138,646	2/13/25	53,752	—
Japanese Yen	BNPS	Sell	210,000,000	1,407,323	2/13/25	67,159	—
Japanese Yen	BNPS	Sell	8,250,000,000	54,835,184	2/13/25	2,185,888	—
Japanese Yen	CITI	Sell	8,899,000,000	59,165,775	2/13/25	2,374,735	—
Mexican Peso	CITI	Sell	25,100,000	1,244,984	2/13/25	50,313	—
Mexican Peso	BNPS	Sell	86,288,147	4,282,022	2/13/25	175,012	—
Polish Zloty	BNPS	Sell	7,500,000	1,843,456	2/13/25	31,798	—
Polish Zloty	CITI	Sell	9,550,000	2,370,086	2/13/25	63,241	—
Polish Zloty	BNPS	Sell	28,800,000	7,145,929	2/13/25	189,161	—
South Korean Won	BNPS	Sell	27,600,000,000	19,802,549	2/13/25	1,029,768	—
Swedish Krona	BNPS	Sell	14,000,000	1,282,454	2/13/25	14,866	—
Swedish Krona	BNPS	Sell	45,800,000	4,287,321	2/13/25	140,497	—

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Forward Exchange Contracts (continued)
OTC Forward Exchange Contracts (continued)
Swedish Krona	CITI	Sell	133,500,000	$ 12,503,887	2/13/25	$ 416,529	$ —
Total Forward Exchange Contracts						$22,608,607	$(293,503)
Net unrealized appreciation (depreciation)							$22,315,104

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Abbreviations
Selected Portfolio
BNPS	–	BNP Paribas SA.
CITI	–	CITIBANK
OAT	–	Obligation Assumable by the Treasurer

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin International Core Dividend Tilt Index ETF	Industry	Shares	Value
	Common Stocks 99.2%
	Australia 10.4%
	ANZ Group Holdings Ltd.	Banks	368,220	$ 6,506,649
	APA Group	Gas Utilities	235,790	1,017,546
	ASX Ltd.	Capital Markets	31,977	1,288,491
	Atlas Arteria Ltd.	Transportation Infrastructure	206,074	606,056
	BHP Group Ltd.	Metals & Mining	416,993	10,211,070
	Brambles Ltd.	Commercial Services & Supplies	51,680	615,635
	Cochlear Ltd.	Health Care Equipment & Supplies	646	115,944
	Coles Group Ltd.	Consumer Staples Distribution & Retail	229,653	2,685,963
	Commonwealth Bank of Australia	Banks	91,086	8,642,674
	CSL Ltd.	Biotechnology	20,026	3,491,339
	Dexus	Office REITs	218,025	899,035
	Endeavour Group Ltd.	Consumer Staples Distribution & Retail	269,705	701,349
	Fortescue Ltd.	Metals & Mining	285,855	3,230,016
	Goodman Group	Industrial REITs	66,215	1,461,134
	GPT Group	Diversified REITs	382,109	1,033,867
	Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	414,409	1,267,512
	Macquarie Group Ltd.	Capital Markets	19,057	2,615,281
	Medibank Pvt Ltd.	Insurance	499,681	1,172,541
	Mirvac Group	Diversified REITs	675,716	784,443
	National Australia Bank Ltd.	Banks	145,027	3,331,339
	Northern Star Resources Ltd.	Metals & Mining	26,163	250,110
	Origin Energy Ltd.	Electric Utilities	218,671	1,475,753
	Pro Medicus Ltd.	Health Care Technology	10,336	1,600,652
	REA Group Ltd.	Interactive Media & Services	8,075	1,166,465
	Rio Tinto Ltd.	Metals & Mining	46,835	3,406,093
	Rio Tinto PLC	Metals & Mining	139,213	8,234,567
	Santos Ltd.	Oil, Gas & Consumable Fuels	597,550	2,471,421
	Scentre Group	Retail REITs	933,470	1,982,396
	SEEK Ltd.	Interactive Media & Services	38,437	537,127
	Sonic Healthcare Ltd.	Health Care Providers & Services	89,794	1,501,647
	Stockland	Diversified REITs	467,704	1,389,979
	Telstra Group Ltd.	Diversified Telecommunication Services	755,497	1,875,742
	TPG Telecom Ltd.	Diversified Telecommunication Services	79,781	221,790
	Transurban Group	Transportation Infrastructure	580,108	4,809,340
	Treasury Wine Estates Ltd.	Beverages	29,716	208,457
	Vicinity Ltd.	Retail REITs	716,414	931,493
	Wesfarmers Ltd.	Broadline Retail	124,678	5,521,716
	Westpac Banking Corp.	Banks	186,048	3,722,994
	WiseTech Global Ltd.	Software	23,579	1,767,348
	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	370,804	5,647,751
	Woolworths Group Ltd.	Consumer Staples Distribution & Retail	52,972	1,000,000
				101,400,725
	Austria 0.7%
	ANDRITZ AG	Machinery	13,566	688,051
[a]	BAWAG Group AG	Banks	13,889	1,167,104
	Erste Group Bank AG	Banks	38,437	2,374,559
	Mondi PLC	Paper & Forest Products	74,936	1,118,690
	OMV AG	Oil, Gas & Consumable Fuels	26,486	1,024,096
	Raiffeisen Bank International AG	Banks	25,517	521,852
	Verbund AG	Electric Utilities	4,522	327,777
				7,222,129
	Belgium 0.5%
	Ageas SA	Insurance	30,685	1,490,215
	Colruyt Group NV	Consumer Staples Distribution & Retail	4,522	169,695
	KBC Group NV	Banks	26,809	2,069,284
	UCB SA	Pharmaceuticals	4,199	835,698

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Warehouses De Pauw CVA	Industrial REITs	33,915	667,261
				5,232,153
	China 0.0%†
[a]	Budweiser Brewing Co. APAC Ltd., Class H	Beverages	193,800	186,866
	Denmark 2.6%
	AP Moller - Maersk AS, Class A	Marine Transportation	76	121,784
	AP Moller - Maersk AS, Class B	Marine Transportation	116	191,760
	Coloplast AS, Class B	Health Care Equipment & Supplies	14,212	1,551,527
	Danske Bank AS	Banks	123,063	3,480,884
	DSV AS	Air Freight & Logistics	4,199	891,506
	Novo Nordisk AS, Class B	Pharmaceuticals	192,185	16,657,670
	Novonesis (Novozymes) B, Class B	Chemicals	10,013	566,860
	Tryg AS	Insurance	62,662	1,318,220
				24,780,211
	Finland 2.0%
	Elisa OYJ	Diversified Telecommunication Services	27,778	1,202,340
	Fortum OYJ	Electric Utilities	85,272	1,193,363
	Kesko OYJ, Class A	Consumer Staples Distribution & Retail	17,765	332,226
	Kesko OYJ, Class B	Consumer Staples Distribution & Retail	50,711	954,654
	Kone OYJ, Class B	Machinery	62,985	3,065,386
	Metso OYJ	Machinery	119,510	1,111,298
	Neste OYJ	Oil, Gas & Consumable Fuels	86,887	1,090,904
	Nordea Bank Abp	Banks	601,749	6,551,613
	Orion OYJ, Class A	Pharmaceuticals	5,491	242,221
	Orion OYJ, Class B	Pharmaceuticals	21,318	944,360
	UPM-Kymmene OYJ	Paper & Forest Products	61,693	1,696,735
	Wartsila OYJ Abp	Machinery	41,344	732,508
				19,117,608
	France 9.1%
	Air Liquide SA	Chemicals	18,088	2,939,131
	Airbus SE	Aerospace & Defense	4,199	672,993
[a]	Amundi SA	Capital Markets	10,982	730,073
	AXA SA	Insurance	169,898	6,037,897
	BNP Paribas SA	Banks	141,474	8,675,513
	Bouygues SA	Construction & Engineering	37,468	1,107,298
	Bureau Veritas SA	Professional Services	27,455	834,126
	Capgemini SE	IT Services	4,199	687,646
	Cie Generale des Etablissements Michelin SCA	Automobile Components	11,305	372,261
	Credit Agricole SA	Banks	220,609	3,035,976
	Danone SA	Food Products	39,729	2,678,997
	Dassault Systemes SE	Software	52,649	1,826,354
	Engie SA	Multi-Utilities	343,995	5,453,527
	EssilorLuxottica SA	Health Care Equipment & Supplies	9,690	2,364,009
	Hermes International SCA	Textiles, Apparel & Luxury Goods	1,582	3,803,810
	Kering SA	Textiles, Apparel & Luxury Goods	12,274	3,028,093
	Legrand SA	Electrical Equipment	5,168	503,252
	L’Oreal SA	Personal Care Products	7,429	2,629,760
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	14,122	9,293,127
	Orange SA	Diversified Telecommunication Services	348,194	3,471,423
	Pernod Ricard SA	Beverages	6,137	692,680
	Sanofi SA	Pharmaceuticals	106,909	10,377,419
	Sartorius Stedim Biotech	Life Sciences Tools & Services	646	126,228
	Schneider Electric SE	Electrical Equipment	29,393	7,332,141
	TotalEnergies SE	Oil, Gas & Consumable Fuels	105,944	5,854,957
	Veolia Environnement SA	Multi-Utilities	26,486	743,526
	Vinci SA	Construction & Engineering	29,393	3,035,732
				88,307,949
	Germany 7.1%
	adidas AG	Textiles, Apparel & Luxury Goods	2,262	554,657
	Allianz SE	Insurance	27,778	8,511,303
	BASF SE	Chemicals	158,270	6,958,710

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Bayerische Motoren Werke AG	Automobiles	48,450	3,962,425
	Daimler Truck Holding AG	Machinery	66,215	2,526,644
	Deutsche Boerse AG	Capital Markets	4,199	967,009
	Deutsche Post AG	Air Freight & Logistics	112,081	3,943,715
	Deutsche Telekom AG	Diversified Telecommunication Services	132,430	3,961,722
	E.ON SE	Multi-Utilities	125,001	1,455,536
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	73,644	2,394,513
	Mercedes-Benz Group AG	Automobiles	133,076	7,413,651
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	1,069	539,195
	Rheinmetall AG	Aerospace & Defense	2,129	1,354,935
	SAP SE	Software	55,879	13,672,958
	Siemens AG	Industrial Conglomerates	44,251	8,640,180
[b]	Siemens Energy AG	Electrical Equipment	25,194	1,314,333
	Vonovia SE	Real Estate Management & Development	29,070	882,590
				69,054,076
	Hong Kong 2.7%
	AIA Group Ltd.	Insurance	198,800	1,440,849
	CK Asset Holdings Ltd.	Real Estate Management & Development	334,300	1,372,842
	CK Infrastructure Holdings Ltd., Class A	Electric Utilities	109,900	817,040
	CLP Holdings Ltd.	Electric Utilities	338,400	2,844,704
	Hang Seng Bank Ltd.	Banks	129,200	1,589,230
	Henderson Land Development Co. Ltd.	Real Estate Management & Development	242,500	736,745
	HKT Trust & HKT Ltd.	Diversified Telecommunication Services	628,181	776,336
	Hong Kong & China Gas Co. Ltd.	Gas Utilities	2,008,000	1,605,273
	Hong Kong Exchanges & Clearing Ltd.	Capital Markets	52,250	1,982,930
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	32,300	1,323,331
	Link REIT	Retail REITs	484,500	2,048,909
	MTR Corp. Ltd.	Ground Transportation	279,000	973,346
	Power Assets Holdings Ltd.	Electric Utilities	246,500	1,719,926
	Sino Land Co. Ltd.	Real Estate Management & Development	646,000	652,824
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	288,449	2,771,995
	Swire Pacific Ltd., Class A	Industrial Conglomerates	17,500	158,713
	Swire Properties Ltd.	Real Estate Management & Development	199,800	406,907
	Techtronic Industries Co. Ltd.	Machinery	122,350	1,614,438
[a]	WH Group Ltd.	Food Products	1,357,000	1,049,900
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	291,672	745,706
				26,631,944
	Ireland 0.2%
	DCC PLC	Industrial Conglomerates	2,907	187,133
	Experian PLC	Professional Services	29,716	1,282,102
				1,469,235
	Isle Of Man 0.0%†
	Entain PLC	Hotels, Restaurants & Leisure	33,592	289,109
	Israel 0.6%
	Azrieli Group Ltd.	Real Estate Management & Development	2,261	186,718
	Bank Hapoalim BM	Banks	166,668	2,013,565
	Bank Leumi Le-Israel BM	Banks	95,285	1,133,645
	Israel Discount Bank Ltd., Class A	Banks	125,647	859,337
	Mizrahi Tefahot Bank Ltd.	Banks	22,287	963,987
[b]	Nice Ltd.	Software	3,553	605,745
				5,762,997
	Italy 4.9%
	A2A SpA	Multi-Utilities	270,351	600,489
	Banca Mediolanum SpA	Financial Services	37,145	441,947
	Banco BPM SpA	Banks	228,361	1,847,287
	Enel SpA	Electric Utilities	1,135,668	8,097,828
	Eni SpA	Oil, Gas & Consumable Fuels	402,458	5,455,196
	Ferrari NV	Automobiles	5,351	2,285,092
	FinecoBank Banca Fineco SpA	Banks	90,440	1,572,394
	Generali	Insurance	106,913	3,019,019

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Hera SpA	Multi-Utilities	82,365	292,712
[a]	Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	64,277	653,275
	Intesa Sanpaolo SpA	Banks	2,156,348	8,625,687
	Mediobanca Banca di Credito Finanziario SpA	Banks	106,590	1,553,513
	Moncler SpA	Textiles, Apparel & Luxury Goods	14,858	784,351
[a]	Poste Italiane SpA	Insurance	81,396	1,147,969
	Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	16,473	863,124
	Snam SpA	Gas Utilities	406,011	1,798,155
	Terna - Rete Elettrica Nazionale	Electric Utilities	230,622	1,819,725
	UniCredit SpA	Banks	169,252	6,751,909
				47,609,672
	Japan 22.9%
	ABC-Mart, Inc.	Specialty Retail	6,000	121,825
	Advantest Corp.	Semiconductors & Semiconductor Equipment	79,200	4,635,286
	AGC, Inc.	Building Products	32,300	950,544
	Asahi Kasei Corp.	Chemicals	258,400	1,796,271
	Asics Corp.	Textiles, Apparel & Luxury Goods	70,600	1,397,086
	Astellas Pharma, Inc.	Pharmaceuticals	336,500	3,285,564
	Bridgestone Corp.	Automobile Components	96,900	3,292,479
	Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	43,500	746,636
	Canon, Inc.	Technology Hardware, Storage & Peripherals	85,376	2,803,675
	Capcom Co. Ltd.	Entertainment	50,104	1,107,542
	Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	35,100	1,563,152
	Daifuku Co. Ltd.	Machinery	18,180	381,738
	Daiichi Sankyo Co. Ltd.	Pharmaceuticals	109,900	3,043,299
	Daikin Industries Ltd.	Building Products	15,710	1,865,288
	Daiwa Securities Group, Inc.	Capital Markets	226,100	1,507,717
	Denso Corp.	Automobile Components	161,500	2,275,654
	Dentsu Group, Inc.	Media	41,000	994,477
	Disco Corp.	Semiconductors & Semiconductor Equipment	12,914	3,511,168
	Eisai Co. Ltd.	Pharmaceuticals	32,300	889,709
	FANUC Corp.	Machinery	28,040	744,891
	Fast Retailing Co. Ltd.	Specialty Retail	5,374	1,840,345
	Fuji Electric Co. Ltd.	Electrical Equipment	9,266	504,571
	FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	8,440	177,704
	Fujikura Ltd.	Electrical Equipment	32,300	1,345,765
	Fujitsu Ltd.	IT Services	19,860	353,767
	Hitachi Construction Machinery Co. Ltd.	Machinery	18,300	409,526
	Hitachi Ltd.	Industrial Conglomerates	278,371	6,973,445
	Honda Motor Co. Ltd.	Automobiles	216,000	2,109,697
	Hoshizaki Corp.	Machinery	8,900	354,731
	Hoya Corp.	Health Care Equipment & Supplies	18,480	2,329,990
	Hulic Co. Ltd.	Real Estate Management & Development	96,900	844,700
	Isuzu Motors Ltd.	Automobiles	113,400	1,557,482
	ITOCHU Corp.	Trading Companies & Distributors	32,300	1,609,656
	Japan Exchange Group, Inc.	Capital Markets	52,600	592,403
	Japan Post Bank Co. Ltd.	Banks	129,200	1,228,617
	Japan Real Estate Investment Corp.	Office REITs	1,090	748,352
	Japan Tobacco, Inc.	Tobacco	205,700	5,340,137
	JFE Holdings, Inc.	Metals & Mining	44,000	498,206
	Kajima Corp.	Construction & Engineering	27,030	495,504
	Kansai Electric Power Co., Inc.	Electric Utilities	15,600	174,056
	Kao Corp.	Personal Care Products	3,728	151,530
	Kawasaki Heavy Industries Ltd.	Machinery	10,200	472,487
	Kawasaki Kisen Kaisha Ltd.	Marine Transportation	84,300	1,209,305
	KDDI Corp.	Wireless Telecommunication Services	7,730	247,994
	Keyence Corp.	Electronic Equipment, Instruments & Components	11,334	4,660,960
	Kikkoman Corp.	Food Products	44,300	496,811
	Kirin Holdings Co. Ltd.	Beverages	140,500	1,831,792
	Komatsu Ltd.	Machinery	146,400	4,052,176
	Kubota Corp.	Machinery	32,300	377,957
	Kyocera Corp.	Electronic Equipment, Instruments & Components	64,600	647,603
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	16,054	1,551,158

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	LY Corp.	Interactive Media & Services	355,300	948,160
	M3, Inc.	Health Care Technology	37,200	330,672
	Makita Corp.	Machinery	15,500	477,644
	Marubeni Corp.	Trading Companies & Distributors	105,200	1,601,495
	Minebea Mitsumi, Inc.	Machinery	33,400	546,076
	Mitsubishi Chemical Group Corp.	Chemicals	129,200	657,427
	Mitsubishi Corp.	Trading Companies & Distributors	147,100	2,437,315
	Mitsubishi Electric Corp.	Electrical Equipment	96,900	1,656,721
	Mitsubishi HC Capital, Inc.	Financial Services	129,200	856,620
	Mitsubishi Heavy Industries Ltd.	Machinery	215,600	3,049,623
	Mitsubishi UFJ Financial Group, Inc.	Banks	489,500	5,749,663
	Mitsui & Co. Ltd.	Trading Companies & Distributors	70,900	1,493,700
	Mitsui OSK Lines Ltd.	Marine Transportation	67,900	2,379,697
	Mizuho Financial Group, Inc.	Banks	172,700	4,255,963
	MonotaRO Co. Ltd.	Trading Companies & Distributors	22,040	374,719
	MS&AD Insurance Group Holdings, Inc.	Insurance	90,460	1,985,216
	Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	161,500	2,630,181
	NEC Corp.	IT Services	6,100	532,527
	NIDEC Corp.	Electrical Equipment	89,400	1,624,058
	Nintendo Co. Ltd.	Entertainment	71,200	4,196,976
	Nippon Building Fund, Inc.	Office REITs	843	656,549
	Nippon Paint Holdings Co. Ltd.	Chemicals	32,300	210,353
	Nippon Steel Corp.	Metals & Mining	86,000	1,741,232
	Nippon Yusen KK	Marine Transportation	14,200	476,435
	Niterra Co. Ltd.	Automobile Components	37,900	1,225,070
	Nitto Denko Corp.	Chemicals	85,650	1,460,562
	Nomura Holdings, Inc.	Capital Markets	258,400	1,531,229
	Nomura Research Institute Ltd.	IT Services	20,910	619,876
	NTT Data Group Corp.	IT Services	11,000	212,077
	Obayashi Corp.	Construction & Engineering	129,200	1,720,639
	Obic Co. Ltd.	IT Services	16,850	503,163
	Omron Corp.	Electronic Equipment, Instruments & Components	28,007	953,942
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	36,300	377,528
	Oracle Corp.	Software	1,585	152,842
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	8,220	178,982
	ORIX Corp.	Financial Services	64,600	1,400,845
	Otsuka Corp.	IT Services	41,440	951,622
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	15,600	853,652
	Panasonic Holdings Corp.	Household Durables	64,600	675,349
	Recruit Holdings Co. Ltd.	Professional Services	85,000	6,027,774
[b]	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	113,100	1,472,761
	SBI Holdings, Inc.	Capital Markets	53,900	1,365,677
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	17,546	1,059,503
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	36,900	675,146
	Sekisui Chemical Co. Ltd.	Industrial Conglomerates	65,600	1,133,265
	Sekisui House Ltd.	Household Durables	99,950	2,405,262
	Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	53,000	838,706
	SG Holdings Co. Ltd.	Air Freight & Logistics	33,300	319,100
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	3,300	93,671
	Shin-Etsu Chemical Co. Ltd.	Chemicals	161,500	5,442,250
	Shiseido Co. Ltd.	Personal Care Products	15,400	273,047
	SMC Corp.	Machinery	1,090	431,256
	SoftBank Corp.	Wireless Telecommunication Services	4,586,600	5,804,751
	SoftBank Group Corp.	Wireless Telecommunication Services	47,200	2,758,539
	Sompo Holdings, Inc.	Insurance	74,170	1,943,919
	Sony Group Corp.	Household Durables	247,100	5,297,022
	Subaru Corp.	Automobiles	37,400	671,325
	Sumitomo Corp.	Trading Companies & Distributors	93,700	2,043,800
	Sumitomo Electric Industries Ltd.	Automobile Components	96,900	1,759,380
	Sumitomo Mitsui Financial Group, Inc.	Banks	167,052	4,000,915
	Suzuki Motor Corp.	Automobiles	17,200	195,902
	Sysmex Corp.	Health Care Equipment & Supplies	32,600	604,975
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	262,600	6,986,069
	TDK Corp.	Electronic Equipment, Instruments & Components	199,400	2,629,527
	Terumo Corp.	Health Care Equipment & Supplies	25,500	496,825

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Tokio Marine Holdings, Inc.	Insurance	108,211	3,943,959
	Tokyo Century Corp.	Financial Services	33,300	339,653
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	43,283	6,660,724
	Toray Industries, Inc.	Chemicals	12,000	76,470
	TOTO Ltd.	Building Products	4,600	111,371
	Toyo Suisan Kaisha Ltd.	Food Products	6,000	410,792
	Toyota Industries Corp.	Machinery	15,599	1,276,922
	Toyota Motor Corp.	Automobiles	710,600	14,224,660
	Toyota Tsusho Corp.	Trading Companies & Distributors	64,600	1,162,438
	Yamaha Motor Co. Ltd.	Automobiles	64,600	577,314
	Yaskawa Electric Corp.	Machinery	18,204	471,085
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,700	96,964
	ZOZO, Inc.	Specialty Retail	22,070	687,686
				222,559,233
	Netherlands 4.9%
[a,b]	Adyen NV	Financial Services	1,988	2,958,171
[b]	Argenx SE	Biotechnology	1,938	1,204,080
	ASM International NV	Semiconductors & Semiconductor Equipment	6,062	3,507,700
	ASML Holding NV	Semiconductors & Semiconductor Equipment	27,232	19,138,483
	ING Groep NV	Banks	404,073	6,330,658
	Koninklijke KPN NV	Diversified Telecommunication Services	602,718	2,193,763
[b]	Koninklijke Philips NV	Health Care Equipment & Supplies	81,719	2,064,729
	NN Group NV	Insurance	52,649	2,293,574
	Shell PLC	Oil, Gas & Consumable Fuels	197,030	6,109,786
	Universal Music Group NV	Entertainment	57,817	1,479,974
	Wolters Kluwer NV	Professional Services	323	53,648
				47,334,566
	New Zealand 0.2%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	57,817	1,243,852
	Mercury NZ Ltd.	Electric Utilities	129,200	423,448
				1,667,300
	Norway 0.9%
	Aker BP ASA	Oil, Gas & Consumable Fuels	58,463	1,141,221
	DNB Bank ASA	Banks	140,828	2,813,497
	Gjensidige Forsikring ASA	Insurance	30,362	537,340
	Kongsberg Gruppen ASA	Aerospace & Defense	969	109,209
	Norsk Hydro ASA	Metals & Mining	189,278	1,042,272
	Orkla ASA	Food Products	80,104	693,668
	Salmar ASA	Food Products	13,889	660,982
	Telenor ASA	Diversified Telecommunication Services	123,063	1,375,030
	Var Energi ASA	Oil, Gas & Consumable Fuels	161,823	502,823
				8,876,042
	Poland 0.5%
	Bank Polska Kasa Opieki SA	Banks	36,499	1,218,519
	ING Bank Slaski SA	Banks	5,491	321,037
	LPP SA	Textiles, Apparel & Luxury Goods	55	207,052
	ORLEN SA	Oil, Gas & Consumable Fuels	110,466	1,262,285
	Powszechny Zaklad Ubezpieczen SA	Insurance	101,422	1,125,547
	Santander Bank Polska SA	Banks	5,814	644,092
				4,778,532
	Portugal 0.1%
	EDP SA	Electric Utilities	371,773	1,189,945
	Singapore 2.6%
	CapitaLand Ascendas REIT, Class A	Industrial REITs	710,600	1,338,691
	CapitaLand Integrated Commercial Trust, Class A	Retail REITs	917,743	1,298,376
	CapitaLand Investment Ltd.	Real Estate Management & Development	419,900	806,434
	DBS Group Holdings Ltd., Class A	Banks	210,100	6,733,303
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure	1,065,900	597,723
	Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	13,400	278,274

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Keppel Ltd.	Industrial Conglomerates	258,400	1,295,599
	Mapletree Pan Asia Commercial Trust	Retail REITs	452,200	401,086
	Oversea-Chinese Banking Corp. Ltd.	Banks	414,500	5,071,108
	Singapore Airlines Ltd.	Passenger Airlines	258,400	1,219,833
	Singapore Exchange Ltd.	Capital Markets	129,200	1,206,574
	Singapore Technologies Engineering Ltd.	Aerospace & Defense	96,900	331,003
	United Overseas Bank Ltd.	Banks	136,700	3,640,457
	Wilmar International Ltd.	Food Products	299,700	681,036
				24,899,497
	Spain 2.3%
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	13,889	696,667
[a]	Aena SME SA	Transportation Infrastructure	5,491	1,122,403
	Banco Bilbao Vizcaya Argentaria SA	Banks	547,485	5,358,535
	Banco Santander SA	Banks	107,236	495,751
	CaixaBank SA	Banks	671,194	3,639,132
	Endesa SA	Electric Utilities	55,556	1,194,861
	Iberdrola SA	Electric Utilities	145,673	2,006,230
	Industria de Diseno Textil SA	Specialty Retail	17,119	879,955
	Naturgy Energy Group SA	Gas Utilities	22,287	539,568
	Redeia Corp. SA	Electric Utilities	70,737	1,208,595
	Repsol SA	Oil, Gas & Consumable Fuels	113,696	1,376,290
	Telefonica SA	Diversified Telecommunication Services	887,281	3,617,235
				22,135,222
	Sweden 2.5%
	Assa Abloy AB, Class B	Building Products	15,504	458,556
	Atlas Copco AB, Class A	Machinery	126,616	1,934,892
	Atlas Copco AB, Class B	Machinery	78,166	1,057,258
	Axfood AB	Consumer Staples Distribution & Retail	17,765	376,225
	EQT AB	Capital Markets	55,233	1,530,133
	Essity AB, Class B	Household Products	13,566	363,053
[a]	Evolution AB	Hotels, Restaurants & Leisure	32,623	2,517,899
	H & M Hennes & Mauritz AB, Class B	Specialty Retail	97,869	1,320,657
	Nordnet AB publ	Capital Markets	28,747	610,883
	Skandinaviska Enskilda Banken AB, Class A	Banks	112,727	1,545,128
	SKF AB, Class B	Machinery	9,367	175,993
	SSAB AB, Class A	Metals & Mining	47,158	191,931
	SSAB AB, Class B	Metals & Mining	105,944	421,024
	Svenska Handelsbanken AB, Class A	Banks	226,423	2,340,205
	Svenska Handelsbanken AB, Class B	Banks	5,491	73,897
	Swedbank AB, Class A	Banks	180,557	3,567,264
	Tele2 AB, Class B	Wireless Telecommunication Services	104,652	1,034,752
	Telefonaktiebolaget LM Ericsson, Class A	Communications Equipment	5,491	44,627
	Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	337,535	2,745,675
	Telia Co. AB	Diversified Telecommunication Services	437,342	1,213,954
	Volvo AB, Class A	Machinery	4,522	110,582
	Volvo AB, Class B	Machinery	40,052	973,638
				24,608,226
	Switzerland 8.9%
	ABB Ltd.	Electrical Equipment	57,171	3,095,593
	Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	33,915	5,160,694
	DSM-Firmenich AG	Chemicals	14,212	1,438,099
	EMS-Chemie Holding AG	Chemicals	323	217,947
	Geberit AG	Building Products	1,292	733,642
	Givaudan SA	Chemicals	400	1,750,510
	Julius Baer Group Ltd.	Capital Markets	35,530	2,299,796
	Kuehne & Nagel International AG	Marine Transportation	9,044	2,073,758
	Lonza Group AG	Life Sciences Tools & Services	3,449	2,039,144
	Nestle SA	Food Products	163,115	13,477,574
	Novartis AG	Pharmaceuticals	153,425	15,016,604
	Partners Group Holding AG	Capital Markets	3,979	5,400,464
	Roche Holding AG	Pharmaceuticals	45,866	12,931,049

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Roche Holding AG	Pharmaceuticals	1,938	578,673
	Schindler Holding AG, PC	Machinery	453	125,166
	SGS SA	Professional Services	25,194	2,526,489
	Sika AG	Chemicals	4,199	999,883
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,199	105,549
	Swiss Life Holding AG	Insurance	2,058	1,588,719
	Swiss Re AG	Insurance	31,008	4,489,103
	Swisscom AG	Diversified Telecommunication Services	4,376	2,436,074
	UBS Group AG	Capital Markets	68,476	2,095,271
	Zurich Insurance Group AG	Insurance	10,336	6,145,144
				86,724,945
	United Kingdom 11.9%
	3i Group PLC	Capital Markets	25,517	1,138,965
	Admiral Group PLC	Insurance	26,486	877,043
	Anglo American PLC	Metals & Mining	21,641	640,719
	Ashtead Group PLC	Trading Companies & Distributors	10,659	662,794
	AstraZeneca PLC	Pharmaceuticals	95,608	12,534,326
	Aviva PLC	Insurance	512,924	3,011,505
	B&M European Value Retail SA	Broadline Retail	151,810	697,765
	BAE Systems PLC	Aerospace & Defense	123,386	1,774,761
	BP PLC	Oil, Gas & Consumable Fuels	571,387	2,812,328
	British American Tobacco PLC	Tobacco	243,542	8,784,345
	BT Group PLC	Diversified Telecommunication Services	87,533	157,917
	CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	437,000	2,334,657
[a]	ConvaTec Group PLC	Health Care Equipment & Supplies	46,512	128,853
	Croda International PLC	Chemicals	4,199	178,011
	Diageo PLC	Beverages	65,246	2,073,495
	DS Smith PLC	Containers & Packaging	149,872	1,017,332
	GSK PLC	Pharmaceuticals	372,096	6,274,865
	Halma PLC	Electronic Equipment, Instruments & Components	13,243	445,985
	Hargreaves Lansdown PLC	Capital Markets	63,631	875,012
	Hikma Pharmaceuticals PLC	Pharmaceuticals	26,809	669,162
	HSBC Holdings PLC	Banks	1,538,449	15,130,794
	Imperial Brands PLC	Tobacco	94,316	3,015,638
	Intermediate Capital Group PLC	Capital Markets	49,096	1,270,339
	J Sainsbury PLC	Consumer Staples Distribution & Retail	270,674	927,482
	Kingfisher PLC	Specialty Retail	332,367	1,035,230
	Land Securities Group PLC	Diversified REITs	136,306	996,944
	Legal & General Group PLC	Insurance	1,052,980	3,030,492
	Lloyds Banking Group PLC	Banks	2,646,339	1,815,560
	London Stock Exchange Group PLC	Capital Markets	9,367	1,323,869
	M&G PLC	Financial Services	413,440	1,024,452
	National Grid PLC	Multi-Utilities	608,532	7,240,192
	NatWest Group PLC	Banks	476,102	2,397,602
	Persimmon PLC	Household Durables	58,786	882,011
	Phoenix Group Holdings PLC	Insurance	136,952	874,745
	Reckitt Benckiser Group PLC	Household Products	45,220	2,737,098
	RELX PLC	Professional Services	70,737	3,214,968
	Rentokil Initial PLC	Commercial Services & Supplies	218,348	1,096,024
[b]	Rolls-Royce Holdings PLC	Aerospace & Defense	124,355	885,550
	Sage Group PLC	Software	52,003	829,086
	Schroders PLC	Capital Markets	168,929	684,630
	Segro PLC	Industrial REITs	9,690	85,096
	Severn Trent PLC	Water Utilities	52,003	1,633,424
	Smith & Nephew PLC	Health Care Equipment & Supplies	12,274	152,398
	Spirax Group PLC	Machinery	8,398	720,985
	SSE PLC	Electric Utilities	31,654	635,881
	Taylor Wimpey PLC	Household Durables	677,977	1,036,749
	Unilever PLC	Personal Care Products	162,792	9,272,494
	United Utilities Group PLC	Water Utilities	128,877	1,697,179
	Vodafone Group PLC	Wireless Telecommunication Services	3,983,559	3,407,493
				116,144,245

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	United States 0.7%
	Holcim AG, Class B	Construction Materials	18,411	1,774,769
	Stellantis NV	Automobiles	360,791	4,703,613
				6,478,382
	Total Common Stocks (Cost $933,948,691)			964,460,809
	Preferred Stocks 0.4%
	Germany 0.4%
[c]	Bayerische Motoren Werke AG, 8.315%, pfd.	Automobiles	9,690	726,461
[a,c]	Dr. Ing hc F Porsche AG, 3.954%, pfd.	Automobiles	1,615	97,697
[c]	Sartorius AG, 0.344%, pfd.	Life Sciences Tools & Services	1,292	287,909
[c]	Volkswagen AG, 10.175%, pfd.	Automobiles	35,207	3,246,118
	Total Preferred Stocks (Cost $5,685,261)			4,358,185
	Total Investments before Short-Term Investments (Cost $939,633,952)			968,818,994
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
	United States 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	70,402	70,402
	Total Short-Term Investments (Cost $70,402)			70,402
	Total Investments (Cost $939,704,354) 99.6%			968,889,396
	Other Assets, less Liabilities 0.4%			3,524,592
	Net Assets 100.0%			$ 972,413,988
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $11,760,210, representing 1.2% of net assets.
[b]Non-income producing.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI EAFE	Long	30	$ 3,401,250	3/21/25	$ (104,912)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Investment Grade Corporate ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 96.3%
	Aerospace & Defense 2.8%
[a]	BAE Systems PLC, 5.50%, 3/26/54	United Kingdom	1,500,000	$ 1,461,929
	Boeing Co.,
	3.65%, 3/01/47	United States	3,000,000	2,037,479
	6.528%, 5/01/34	United States	2,400,000	2,515,509
	General Dynamics Corp.,
	2.85%, 6/01/41	United States	1,200,000	856,459
	3.60%, 11/15/42	United States	2,500,000	1,968,223
	Howmet Aerospace, Inc., 5.95%, 2/01/37	United States	3,100,000	3,219,465
	Lockheed Martin Corp., 4.07%, 12/15/42	United States	1,400,000	1,168,048
	Northrop Grumman Corp., 4.95%, 3/15/53	United States	2,500,000	2,236,393
				15,463,505
	Agriculture 0.7%
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	4,000,000	4,009,623
	Air Freight & Logistics 0.3%
	FedEx Corp., 4.75%, 11/15/45	United States	2,000,000	1,712,931
	Airlines 0.8%
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	1,971,896	1,960,149
	United Airlines Pass-Through Trust,
	Series 2016-1, Class A, 3.45%, 1/07/30	United States	1,450,475	1,363,017
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	902,800	901,717
				4,224,883
	Apparel 0.1%
	Tapestry, Inc., 5.50%, 3/11/35	United States	615,000	598,508
	Auto Manufacturers 1.1%
	Hyundai Capital America,
	[a] 5.35%, 3/19/29	United States	4,175,000	4,200,099
	[a] 4.55%, 9/26/29	United States	2,000,000	1,942,369
				6,142,468
	Banks 25.0%
	Banco Santander SA, 2.749%, 12/03/30	Spain	1,400,000	1,186,442
	Bank of America Corp.,
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,800,000	3,349,061
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	6,150,000	5,847,179
	5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	6,950,000	6,984,109
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,400,000	1,402,166
	Bank of New York Mellon Corp., 3.85%, 4/28/28	United States	5,600,000	5,464,697
[a]	BPCE SA, 5.936% to 5/30/34, FRN thereafter, 5/30/35	France	1,900,000	1,884,094
	Citigroup, Inc.,
	3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	6,300,000	6,104,163
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	3,600,000	3,093,575
	Credit Agricole SA,
	[a] 4.375%, 3/17/25	France	1,100,000	1,097,775
	[a] 5.134%, 3/11/27	France	2,975,000	2,992,490
[a]	Danske Bank AS, 5.427% to 3/01/27, FRN thereafter, 3/01/28	Denmark	2,900,000	2,925,964
	Deutsche Bank AG, 2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	2,475,000	2,412,275
	Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	2,600,000	2,548,214
	Goldman Sachs Group, Inc.,
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	10,000,000	9,538,952
	4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,800,000	1,790,328
	5.33% to 7/23/34, FRN thereafter, 7/23/35	United States	2,500,000	2,454,592

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	2,500,000	2,475,557
	Huntington Bancshares, Inc., 5.272% to 1/15/30, FRN thereafter, 1/15/31	United States	2,000,000	2,002,234
	JPMorgan Chase & Co.,
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,150,000	4,538,848
	2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	6,800,000	5,879,564
	4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	1,600,000	1,599,754
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	5,880,000	6,100,158
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,950,000	3,019,770
	Morgan Stanley,
	1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	7,000,000	5,713,503
	5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	4,800,000	4,728,358
	5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	1,750,000	1,770,043
[a]	National Australia Bank Ltd., 2.332%, 8/21/30	Australia	3,100,000	2,638,659
	NatWest Group PLC, 4.964% to 8/15/29, FRN thereafter, 8/15/30	United Kingdom	2,800,000	2,759,087
	PNC Financial Services Group, Inc., 6.615% to 10/20/26, FRN thereafter, 10/20/27	United States	6,400,000	6,594,845
	Truist Financial Corp., 7.161% to 10/30/28, FRN thereafter, 10/30/29	United States	3,700,000	3,957,693
	U.S. Bancorp, 5.10% to 7/23/29, FRN thereafter, 7/23/30	United States	4,170,000	4,166,065
	UBS Group AG,
	[a] 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	4,350,000	4,190,689
	[a] 5.428% to 2/08/29, FRN thereafter, 2/08/30	Switzerland	3,000,000	3,020,185
	Wells Fargo & Co.,
	4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	5,000,000	4,983,126
	5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	2,900,000	2,945,125
	5.198% to 1/22/29, FRN thereafter, 1/23/30	United States	2,700,000	2,708,449
				136,867,788
	Beverages 0.8%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	Belgium	2,778,000	2,529,713
	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	1,700,000	1,734,067
				4,263,780
	Biotechnology 3.0%
	Amgen, Inc., 5.60%, 3/02/43	United States	4,505,000	4,382,077
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	3,600,000	3,485,054
[a]	CSL Finance PLC, 4.25%, 4/27/32	Australia	4,000,000	3,760,429
	Illumina, Inc., 5.80%, 12/12/25	United States	1,000,000	1,007,833
	Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50	United States	3,500,000	2,070,655
	Royalty Pharma PLC, 3.35%, 9/02/51	United States	2,500,000	1,588,752
				16,294,800
	Capital Markets 0.4%
	Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	2,000,000	1,921,422
	Chemicals 1.8%
	Huntsman International LLC, 2.95%, 6/15/31	United States	3,150,000	2,627,890
	Nutrien Ltd., 5.20%, 6/21/27	Canada	1,800,000	1,819,721
[a]	Solvay Finance America LLC, 5.65%, 6/04/29	Belgium	3,400,000	3,453,146
	Westlake Corp., 3.125%, 8/15/51	United States	2,800,000	1,744,554
				9,645,311
	Commercial Services & Supplies 0.9%
[a]	Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	3,000,000	3,004,179
	Global Payments, Inc., 5.40%, 8/15/32	United States	2,100,000	2,099,707
				5,103,886
	Construction Materials 0.8%
	Martin Marietta Materials, Inc., 5.15%, 12/01/34	United States	4,500,000	4,421,708
	Diversified REITs 1.2%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	2,875,000	2,422,515
	Simon Property Group LP, 3.375%, 12/01/27	United States	4,100,000	3,972,263
				6,394,778

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Electric 3.2%
	Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,400,000	1,994,049
	Constellation Energy Generation LLC, 6.50%, 10/01/53	United States	3,550,000	3,764,951
	Consumers Energy Co., 4.05%, 5/15/48	United States	1,500,000	1,196,144
	DTE Electric Co., Series B, 3.65%, 3/01/52	United States	2,800,000	2,058,538
	NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/25	United States	4,100,000	4,107,615
	Virginia Electric & Power Co., Series D, 4.65%, 8/15/43	United States	3,300,000	2,899,403
[a]	Vistra Operations Co. LLC, 5.05%, 12/30/26	United States	1,350,000	1,352,314
				17,373,014
	Electric Utilities 3.9%
	Commonwealth Edison Co., 4.00%, 3/01/48	United States	1,600,000	1,249,519
	Duke Energy Progress LLC, 2.50%, 8/15/50	United States	5,250,000	3,044,378
[a]	EDP Finance BV, 1.71%, 1/24/28	Netherlands	2,900,000	2,635,110
[a]	Enel Finance International NV, 3.625%, 5/25/27	Italy	3,300,000	3,208,662
	Georgia Power Co.,
	Series 2010-C, 4.75%, 9/01/40	United States	4,700,000	4,302,116
	4.30%, 3/15/42	United States	1,500,000	1,277,085
	MidAmerican Energy Co., 4.25%, 5/01/46	United States	1,300,000	1,077,136
	Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	2,000,000	1,351,934
	Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	United States	3,385,000	3,299,902
				21,445,842
	Electronic Equipment, Instruments & Components 0.5%
	Flex Ltd., 3.75%, 2/01/26	United States	2,900,000	2,860,265
	Entertainment 0.2%
	Warnermedia Holdings, Inc., 4.279%, 3/15/32	United States	1,505,000	1,326,615
	Financial Services 1.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,050,000	4,678,352
	BlackRock Funding, Inc., 5.25%, 3/14/54	United States	1,600,000	1,512,970
	Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	1,400,000	1,399,304
				7,590,626
	Food 1.7%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
	2.50%, 1/15/27	United States	2,000,000	1,900,937
	3.625%, 1/15/32	United States	3,500,000	3,090,794
[a]	Mars, Inc., 2.375%, 7/16/40	United States	2,000,000	1,324,934
	McCormick & Co., Inc., 1.85%, 2/15/31	United States	2,150,000	1,781,236
	Mondelez International, Inc., 2.75%, 4/13/30	United States	1,000,000	894,985
				8,992,886
	Gas 1.3%
	Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	1,700,000	1,493,411
	Southern California Gas Co., 5.60%, 4/01/54	United States	3,000,000	2,935,684
	Southern Co. Gas Capital Corp., 4.95%, 9/15/34	United States	3,000,000	2,905,555
				7,334,650
	Health Care Providers & Services 6.2%
	Ascension Health, Series B, 2.532%, 11/15/29	United States	3,900,000	3,509,068
	Centene Corp., 4.25%, 12/15/27	United States	2,900,000	2,811,401
	Cigna Group, 3.20%, 3/15/40	United States	3,000,000	2,204,124
	Elevance Health, Inc., 4.10%, 5/15/32	United States	3,600,000	3,330,222
	HCA, Inc., 4.50%, 2/15/27	United States	4,100,000	4,062,705
[a]	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29	United States	1,000,000	1,004,945
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	4,000,000	4,040,558
	IQVIA, Inc., 6.25%, 2/01/29	United States	2,200,000	2,276,487
	Kaiser Foundation Hospitals, Series 2021, 3.002%, 6/01/51	United States	2,000,000	1,300,465
	Mayo Clinic, Series 2021, 3.196%, 11/15/61	United States	2,000,000	1,292,618
[a]	Roche Holdings, Inc., 2.607%, 12/13/51	United States	2,440,000	1,453,116
	Sutter Health, 5.164%, 8/15/33	United States	2,500,000	2,487,058
	UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	5,950,000	4,298,319
				34,071,086

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Healthcare-Products 0.8%
	Baxter International, Inc., 2.539%, 2/01/32	United States	3,000,000	2,503,174
[a]	Solventum Corp., 5.60%, 3/23/34	United States	900,000	895,955
	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	United States	1,150,000	1,131,474
				4,530,603
	Home Builders 0.6%
	DR Horton, Inc., 5.00%, 10/15/34	United States	3,600,000	3,478,102
	Household Products 0.9%
	Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	4,900,000	4,757,155
	Insurance 4.0%
	Arch Capital Group U.S., Inc., 5.144%, 11/01/43	United States	2,300,000	2,114,107
	Arthur J Gallagher & Co.,
	5.75%, 3/02/53	United States	1,200,000	1,178,912
	6.50%, 2/15/34	United States	2,050,000	2,203,627
	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,200,000	1,666,715
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	3,700,000	3,111,822
[a]	Empower Finance 2020 LP, 1.776%, 3/17/31	Canada	2,875,000	2,357,626
[a]	Jackson National Life Global Funding, 5.55%, 7/02/27	United States	2,100,000	2,126,781
	Marsh & McLennan Cos., Inc., 5.40%, 3/15/55	United States	1,900,000	1,821,969
[a]	MassMutual Global Funding II, 5.05%, 12/07/27	United States	2,100,000	2,125,415
[a]	Pricoa Global Funding I, 5.10%, 5/30/28	United States	2,850,000	2,877,102
				21,584,076
	Internet 1.8%
	Amazon.com, Inc., 2.875%, 5/12/41	United States	3,800,000	2,791,430
	Meta Platforms, Inc., 4.45%, 8/15/52	United States	3,500,000	2,951,918
	Netflix, Inc.,
	[a] 4.875%, 6/15/30	United States	2,300,000	2,290,901
	5.40%, 8/15/54	United States	1,600,000	1,557,863
				9,592,112
	IT Services 1.7%
	Apple, Inc., 2.80%, 2/08/61	United States	2,400,000	1,422,993
	Dell International LLC/EMC Corp., 5.40%, 4/15/34	United States	2,600,000	2,595,188
[a]	Gartner, Inc., 3.75%, 10/01/30	United States	2,400,000	2,192,619
	Hewlett Packard Enterprise Co., 4.45%, 9/25/26	United States	3,200,000	3,186,087
				9,396,887
	Lodging 0.3%
	Marriott International, Inc., Series R, 3.125%, 6/15/26	United States	1,700,000	1,662,857
	Machinery-Diversified 0.3%
	Ingersoll Rand, Inc., 5.176%, 6/15/29	United States	1,500,000	1,515,527
	Media 3.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	1,000,000	843,720
	5.375%, 4/01/38	United States	2,750,000	2,448,809
	3.50%, 3/01/42	United States	3,000,000	2,040,046
	Comcast Corp.,
	4.95%, 10/15/58	United States	1,700,000	1,471,552
	3.75%, 4/01/40	United States	3,600,000	2,898,135
	Fox Corp., 6.50%, 10/13/33	United States	2,600,000	2,741,176
	Paramount Global, 4.95%, 1/15/31	United States	4,250,000	3,970,098
				16,413,536
	Mining 1.0%
	Newmont Corp./Newcrest Finance Pty. Ltd.,
	5.35%, 3/15/34	United States	1,380,000	1,373,889
	5.30%, 3/15/26	United States	4,200,000	4,231,691
				5,605,580
	Multi-Utilities 0.3%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,500,000	1,429,616

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Oil & Gas 3.2%
	Aker BP ASA,
	[a] 4.00%, 1/15/31	Norway	2,000,000	1,845,315
	[a] 5.80%, 10/01/54	Norway	1,400,000	1,269,508
	BP Capital Markets America, Inc., 4.812%, 2/13/33	United States	3,700,000	3,578,263
	Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	3,300,000	3,230,989
	Exxon Mobil Corp., 3.567%, 3/06/45	United States	2,400,000	1,805,483
	Hess Corp., 5.60%, 2/15/41	United States	1,625,000	1,606,632
	TotalEnergies Capital SA, 5.275%, 9/10/54	France	2,700,000	2,498,599
[a]	Var Energi ASA, 7.50%, 1/15/28	Norway	1,650,000	1,743,543
				17,578,332
	Oil, Gas & Consumable Fuels 0.5%
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	2,700,000	2,637,179
	Pharmaceuticals 3.4%
	AbbVie, Inc., 5.40%, 3/15/54	United States	1,540,000	1,483,751
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	3,000,000	2,886,883
	Bristol-Myers Squibb Co.,
	4.125%, 6/15/39	United States	2,600,000	2,246,036
	3.70%, 3/15/52	United States	1,800,000	1,311,616
	CVS Health Corp.,
	5.30%, 12/05/43	United States	2,500,000	2,183,828
	5.00%, 2/20/26	United States	1,700,000	1,699,238
	5.25%, 1/30/31	United States	1,400,000	1,367,912
	Eli Lilly & Co., 4.95%, 2/27/63	United States	2,500,000	2,244,575
	Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	3,350,000	3,139,277
				18,563,116
	Pipelines 2.5%
[a]	DT Midstream, Inc., 5.80%, 12/15/34	United States	1,250,000	1,259,605
	Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	3,000,000	2,191,674
	Energy Transfer LP,
	5.15%, 3/15/45	United States	4,600,000	4,031,306
	6.05%, 12/01/26	United States	2,600,000	2,657,347
	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	United States	4,000,000	3,641,681
				13,781,613
	Real Estate Investment Trusts (REITs) 0.4%
	Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	2,550,000	2,100,113
	Real Estate Management & Development 1.0%
	American Tower Corp., 5.00%, 1/31/30	United States	1,845,000	1,835,096
	ERP Operating LP, 4.50%, 7/01/44	United States	1,550,000	1,339,494
[a]	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30	United States	2,700,000	2,510,668
				5,685,258
	Retail 1.5%
	Dick’s Sporting Goods, Inc., 4.10%, 1/15/52	United States	1,870,000	1,367,451
	Home Depot, Inc., 3.625%, 4/15/52	United States	4,800,000	3,485,791
	Lowe’s Cos., Inc., 3.00%, 10/15/50	United States	3,000,000	1,866,825
	McDonald’s Corp., 3.625%, 9/01/49	United States	2,200,000	1,587,345
				8,307,412
	Semiconductors 0.3%
	Analog Devices, Inc., 2.80%, 10/01/41	United States	2,100,000	1,487,187
	Software 4.1%
	AppLovin Corp., 5.375%, 12/01/31	United States	1,360,000	1,360,995
	Fiserv, Inc., 5.60%, 3/02/33	United States	4,700,000	4,762,476
	Intuit, Inc., 5.50%, 9/15/53	United States	1,350,000	1,322,944
	Microsoft Corp., 2.675%, 6/01/60	United States	2,500,000	1,465,712
	Oracle Corp.,
	2.30%, 3/25/28	United States	5,900,000	5,456,146
	3.60%, 4/01/40	United States	3,800,000	2,972,926

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Salesforce, Inc., 2.90%, 7/15/51	United States	2,300,000	1,470,291
	ServiceNow, Inc., 1.40%, 9/01/30	United States	4,000,000	3,325,509
				22,136,999
	Telecommunications 5.0%
	AT&T, Inc., 3.50%, 6/01/41	United States	8,850,000	6,786,387
	Cisco Systems, Inc., 5.30%, 2/26/54	United States	2,600,000	2,529,189
	Motorola Solutions, Inc., 5.60%, 6/01/32	United States	3,950,000	4,032,401
[a]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 9/20/29	United States	2,145,000	2,154,554
	T-Mobile USA, Inc., 2.875%, 2/15/31	United States	5,685,000	5,002,666
	Verizon Communications, Inc., 3.40%, 3/22/41	United States	5,700,000	4,313,936
	Vodafone Group PLC,
	4.25%, 9/17/50	United Kingdom	1,650,000	1,281,724
	5.75%, 6/28/54	United Kingdom	1,240,000	1,197,094
				27,297,951
	Transportation 1.1%
	Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	5,600,000	5,761,700
	Trucking & Leasing 0.5%
[a]	SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	3,000,000	2,845,385
	Total Corporate Bonds & Notes (Cost $558,234,430)			526,208,671
	U.S. Government & Agency Securities 2.4%
	U.S. Treasury Bonds,
	4.125%, 8/15/44	United States	1,900,000	1,720,036
	4.75%, 11/15/43	United States	800,000	790,151
	U.S. Treasury Notes,
	3.625%, 8/31/29	United States	6,200,000	6,004,602
	3.875%, 8/15/34	United States	1,000,000	945,851
	4.375%, 12/31/29	United States	3,600,000	3,598,332
	Total U.S. Government & Agency Securities (Cost $13,426,731)			13,058,972
	Total Investments before Short-Term Investments (Cost $571,661,161)			539,267,643
	Short-Term Investments 0.6%
	U.S. Government & Agency Securities 0.6%
[b]	Federal Home Loan Bank Discount Notes, 2.106%, 01/02/25	United States	3,530,000	3,529,176
	Total Short-Term Investments (Cost $3,529,598)			3,529,176
	Total Investments (Cost $575,190,759) 99.3%			542,796,819
	Other Assets, less Liabilities 0.7%			3,839,316
	Net Assets 100.0%			$ 546,636,135
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $80,893,097, representing 14.8% of net assets.
[b]The rate shown represents the yield at period end.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Municipal Green Bond ETF	Principal Amount*	Value
	Municipal Bonds 99.1%
	Alabama 0.3%
[a]	County of Mobile, Gomesa Projects, 4.00%, 11/01/45	300,000	$ 276,406
	Arizona 0.6%
	Arizona Board of Regents, Series B, 5.00%, 7/01/42	235,000	238,992
	City of Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/01/44	360,000	380,890
			619,882
	Arkansas 0.5%
	Arkansas Development Finance Authority,
	[a] Hybar LLC, AMT, 6.875%, 7/01/48	250,000	274,105
	United States Steel Corp, AMT, 5.70%, 5/01/53	275,000	288,048
			562,153
	California 29.4%
	Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	1,031,017
	California Community Choice Financing Authority,
	[b] VRDN, 5.00%, 12/01/53	2,500,000	2,615,050
	[b] VRDN, 5.00%, 2/01/54	3,500,000	3,713,219
	[b] VRDN, 5.25%, 1/01/54	3,160,000	3,358,494
	[b] VRDN, 5.25%, 11/01/54	500,000	529,721
	[b] VRDN, 5.50%, 10/01/54	995,000	1,083,320
	California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	91,679	76,540
	California Infrastructure & Economic Development Bank,
	California Science Center Foundation, 4.00%, 5/01/46	805,000	781,423
	California Science Center Foundation, 4.00%, 5/01/51	1,000,000	944,444
	California State Teachers’ Retirement System, 5.00%, 8/01/49	180,000	187,841
	California Municipal Finance Authority,
	CHF-Davis I LLC, 5.00%, 5/15/51	1,000,000	1,021,887
	CHF-Davis II LLC, 4.00%, 5/15/39	3,445,000	3,467,052
	CHF-Riverside II LLC, 5.00%, 5/15/37	1,495,000	1,567,977
[a]	California School Finance Authority, River Springs Charter School Inc, 5.75%, 7/01/42	250,000	263,407
	California State Public Works Board,
	California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	1,001,478
	Series D, 4.00%, 5/01/47	1,500,000	1,499,084
	City of Foster City, Levee Protection Planning, 4.00%, 8/01/32	135,000	138,527
	City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	881,685
	City of San Francisco Public Utilities Commission Water Revenue, Green Bond, Refunding, Series 2020A, 4.00%, 11/01/50	100,000	99,504
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond, Series 2019A, 5.00%, 7/01/44	150,000	157,802
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, Series A, 5.00%, 6/01/42	1,000,000	1,088,497
	Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	102,355
	Port of Los Angeles, Green Bond, AMT, Refunding, 5.00%, 8/01/25	130,000	131,097
	San Diego County Regional Airport Authority, Series B, 5.00%, 7/01/51	2,000,000	2,064,040
	San Francisco Bay Area Rapid Transit District, Green Bond, 3.00%, 8/01/36	170,000	157,960
	Santa Cruz County Capital Financing Authority, Sanitation District Green Bond, 4.00%, 6/01/42	1,500,000	1,519,223
	Three Rivers Levee Improvement Authority,
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	251,523
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/29	250,000	252,018
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/31	200,000	200,024
	Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/32	100,000	99,433
	Transbay Joint Powers Authority, Redevelopment Project Green Bond Senior Tax, 5.00%, 10/01/34	150,000	155,379
			30,441,021

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Colorado 1.7%
	Board of Water Commissioners City & County of Denver, Green Bond, Series 2017A, 5.00%, 9/15/47	150,000	154,226
	University of Colorado,
	Refunding, 5.00%, 6/01/27	150,000	157,179
	[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,479,329
			1,790,734
	District of Columbia 4.0%
	District of Columbia,
	Plenary Infrastructure DC LLC, AMT, 5.50%, 8/31/33	905,000	1,010,877
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/35	200,000	224,753
	Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	845,000	956,728
	Plenary Infrastructure DC LLC, AMT, Series A, 5.50%, 8/31/35	95,000	106,986
	District of Columbia Water & Sewer Authority,
	Green Bond, Sub Series 2019A, 5.00%, 10/01/44	340,000	356,905
	Sub Series 2019A, 4.00%, 10/01/49	1,565,000	1,508,483
			4,164,732
	Florida 1.5%
	Babcock Ranch Community Independent Special District, Assessment Area 3A, Special Assessment, 4.00%, 5/01/40	840,000	785,832
	City of Tampa, Lower Basis Stormwater Improvement, Special Assessment, 5.00%, 5/01/36	150,000	157,044
	County of Palm Beach Water & Sewer Revenue, Reclaimed Water Project, Refunding, 4.00%, 10/01/31	105,000	109,728
	Somerset Community Development District,
	Special Assessment, Refunding, 4.00%, 5/01/32	415,000	402,144
	Special Assessment, Refunding, Series 2022, 4.20%, 5/01/37	100,000	94,459
			1,549,207
	Georgia 1.5%
	City of Atlanta Airport Passenger Facility Charge, AMT, 5.25%, 7/01/43	1,350,000	1,457,109
	Private Colleges & Universities Authority, Emory University, Refunding, 5.00%, 9/01/48	100,000	104,578
			1,561,687
	Illinois 4.1%
	Illinois Finance Authority,
	State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	575,000	576,491
	University of Illinois, 5.25%, 10/01/53	3,000,000	3,177,836
	Northern Illinois University, 5.50%, 4/01/49	500,000	531,862
			4,286,189
	Kentucky 0.3%
[b]	City of Berea, Berea College, VRDN, Refunding, Series B, 4.00%, 6/01/29	305,000	305,000
	Louisiana 3.1%
	Louisiana Local Government Environmental Facilities & Community Development Authority,
	[a] Parish of St Bernard LA, 4.00%, 11/01/45	900,000	830,356
	[a] Parish of St Charles LA, 4.50%, 11/01/47	900,000	900,999
	[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	405,000	369,345
	Terrebonne Levee & Conservation District Sales Tax Revenue,
	Refunding, Refunding, Series B, 4.00%, 6/01/40	100,000	99,415
	Refunding, Series B, 4.00%, 6/01/39	1,000,000	1,000,515
			3,200,630
	Maine 0.2%
	City of Portland General Airport Revenue, Green Bond, Refunding, 4.00%, 1/01/35	245,000	244,703
	Maryland 3.4%
	Maryland Economic Development Corp.,
	Purple Line Transit Partners LLC, AMT, 5.00%, 6/30/40	1,000,000	1,021,928
	Purple Line Transit Partners LLC, AMT, 5.25%, 6/30/47	2,000,000	2,050,537
	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	367,569
	Washington Suburban Sanitary Commission, Green Bond, 3.00%, 6/01/35	100,000	92,556
			3,532,590

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Massachusetts 4.2%
	Massachusetts Development Finance Agency,
	Boston Medical Center Corp. Obligated Group, 4.00%, 7/01/47	135,000	120,687
	Springfield College, Green Bond, 5.00%, 6/01/26	420,000	425,051
	Springfield College, Green Bond, 5.00%, 6/01/27	440,000	446,765
	[b] Trustees of Boston University, Refunding, VRDN, 3.75%, 10/01/42	600,000	600,000
	[b] VRDN, Refunding, Series U-6C, 3.95%, 10/01/42	100,000	100,000
	Massachusetts Housing Finance Agency,
	Series A-1, 4.90%, 12/01/59	1,000,000	1,008,801
	Sustainability Bond, Series 2019C-1, 2.65%, 12/01/34	100,000	84,521
	Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,549,495
			4,335,320
	Minnesota 1.8%
	City of Minneapolis,
	[b] Fairview Health Services Obligated Group, VRDN, Series C, 3.85%, 11/15/48	200,000	200,000
	Green Bond, 3.00%, 12/01/40	100,000	87,395
	Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series A, 5.00%, 10/01/52	1,500,000	1,555,666
			1,843,061
	Mississippi 0.4%
[a]	Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	400,000	376,926
	New Jersey 4.0%
	City of Newark Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge, 6.00%, 11/15/62	1,460,000	1,667,975
	New Jersey Educational Facilities Authority, Stevens Institute of Technology, Series A, 5.00%, 7/01/32	645,000	694,244
	Newark Board of Education,
	Newark Board of Education, Refunding, 5.00%, 7/15/28	571,000	606,683
	Refunding, 5.00%, 7/15/30	620,000	676,219
	Sustainability Bonds, 5.00%, 7/15/25	500,000	504,551
			4,149,672
	New Mexico 0.2%
	City of Santa Fe Wastewater Utility System Revenue,
	Green Bond, 5.00%, 6/01/29	100,000	106,184
	Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	101,675
			207,859
	New York 8.8%
	Battery Park City Authority, Sustainability Bond, 5.00%, 11/01/49	100,000	105,727
	Metropolitan Transportation Authority,
	Green Bond, Series 2020A-1, 4.00%, 11/15/41	600,000	595,004
	Refunding, 5.00%, 11/15/28	430,000	458,501
	Refunding, Series E, 5.00%, 11/15/32	605,000	657,271
	Series C, 5.00%, 11/15/50	1,510,000	1,558,605
	New York Liberty Development Corp.,
	7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000	830,950
	Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,629,349
	New York Power Authority, Green Transmission Project, 5.00%, 11/15/29	1,250,000	1,377,812
	New York State Dormitory Authority, Cornell University, 5.00%, 7/01/35	100,000	118,265
	New York State Housing Finance Agency,
	Sustainability Bonds, Series 2019N, 2.60%, 11/01/34	100,000	85,349
	Sustainability Bonds, Series 2019P, 2.00%, 5/01/28	100,000	92,925
	[b] Sustainability Bonds, VRDN, Series 2022A, 2.50%, 11/01/60	1,410,000	1,368,196
	New York Transportation Development Corp., JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	270,061
			9,148,015
	Ohio 4.5%
	American Municipal Power, Inc.,
	4.00%, 2/15/41	1,415,000	1,369,728
	Solar Electricity Prepayment Revenue, 5.00%, 2/15/44	1,660,000	1,716,661

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Ohio State University, 4.00%, 12/01/39	1,500,000	1,527,786
State of Ohio, Conservation Project, Series 2019A, 4.00%, 3/01/30	100,000	104,769
		4,718,944
Oregon 2.9%
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	530,000	401,388
Port of Portland Airport Revenue,
AMT, 5.50%, 7/01/53	2,250,000	2,423,168
Series 2020-27A, 5.00%, 7/01/36	150,000	156,407
		2,980,963
Pennsylvania 2.3%
Philadelphia Energy Authority, City of Philadelphia PA, 5.00%, 11/01/43	1,130,000	1,217,570
School District of Philadelphia,
Green Bond, Series 2021B, 5.00%, 9/01/31	100,000	109,046
Series B, 5.00%, 9/01/48	1,000,000	1,066,131
		2,392,747
Puerto Rico 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/01/58	525,000	524,051
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp., Multi Family Development, Sustainability Bond, 2.75%, 10/01/34	150,000	128,754
Rhode Island Infrastructure Bank, Green Bond, Series 2020A, 4.00%, 10/01/27	50,000	51,129
		179,883
Texas 1.0%
Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	1,007,493
Utah 5.9%
Central Valley Water Reclamation Facility, Green Bond, Series 2021C, 4.00%, 3/01/47	3,050,000	2,939,847
Intermountain Power Agency, Refunding, Series 2022A, 5.00%, 7/01/43	3,000,000	3,217,753
		6,157,600
Vermont 3.4%
City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	556,404
Vermont Educational & Health Buildings Financing Agency,
University of Vermont Health Network Obligated Group, 4.00%, 12/01/42	1,000,000	949,902
University of Vermont Health Network Obligated Group, 5.00%, 12/01/38	2,015,000	2,035,355
		3,541,661
Virginia 1.4%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	1,036,877
City of Hampton,
3.00%, 9/01/35	240,000	223,386
Green Bond, 4.00%, 9/01/31	100,000	105,291
Green Bond, 5.00%, 9/01/27	50,000	52,743
		1,418,297
Washington 2.1%
Central Puget Sound Regional Transit Authority,
Refunding, Series S-1, 4.00%, 11/01/46	2,000,000	1,990,391
Sales & Rental Car Taxes Revenue, Series 2015S-1, 5.00%, 11/01/32	150,000	152,403
		2,142,794
Wisconsin 4.9%
Milwaukee Metropolitan Sewerage District,
Green Bond, Series 2020A, 3.00%, 10/01/35	150,000	138,276
Series A, 3.00%, 10/01/32	1,000,000	957,589
Public Finance Authority,
[a] Patriot Services Group Obligated Group, Refunding, Series A-1, 4.50%, 12/01/31	500,000	496,932
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,330,000	1,989,018
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	600,000	502,195

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
University of Wisconsin Hospitals & Clinics, Authority Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000	947,692
		5,031,702
Total Municipal Bonds (Cost $103,189,026)		102,691,922
Total Investments (Cost $103,189,026) 99.1%		102,691,922
Other Assets, less Liabilities 0.9%		901,414
Net Assets 100.0%		$ 103,593,336
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $3,788,476, representing 3.7% of net assets.
[b]Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
Abbreviations
Selected Portfolio
AMT	–	Alternative Minimum Tax
VRDN	–	Variable Rate Demand Note

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Senior Loan ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 4.1%
	Advertising 0.4%
[a]	Clear Channel Outdoor Holdings, Inc., 7.875%, 4/01/30	United States	2,600,000	$ 2,679,009
	Aerospace & Defense 0.5%
[a]	Goat Holdco LLC, 6.75%, 2/01/32	United States	2,000,000	1,982,670
[a]	TransDigm, Inc., 6.00%, 1/15/33	United States	1,700,000	1,667,446
				3,650,116
	Airlines 0.5%
[a]	Air Canada, 3.875%, 8/15/26	Canada	700,000	680,666
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	800,000	840,447
[a]	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,900,000	1,895,359
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	83,341	82,844
[a]	United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	137,764
				3,637,080
	Auto Parts & Equipment 0.0%†
[a]	Tenneco, Inc., 8.00%, 11/17/28	United States	300,000	279,927
	Chemicals 0.1%
[a]	SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	470,917
	Commercial Services & Supplies 0.2%
[a]	Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,000,000	1,023,330
[a]	WW International, Inc., 4.50%, 4/15/29	United States	900,000	184,136
				1,207,466
	Construction Materials 0.3%
[a]	Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	359,948
[a]	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30	United States	1,400,000	1,403,617
[a]	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	700,000	736,197
				2,499,762
	Electric 0.2%
[a]	Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	767,935
[a]	Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	426,576
				1,194,511
	Entertainment 0.3%
[a]	Great Canadian Gaming Corp., 8.75%, 11/15/29	Canada	250,000	256,148
[a]	International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	1,200,000	1,171,494
[a]	Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 8/01/30	Canada	500,000	516,490
				1,944,132
	Environmental Control 0.1%
[a]	GFL Environmental, Inc., 3.50%, 9/01/28	United States	600,000	565,972
	Financial Services 0.2%
[a]	Altice France SA, 5.125%, 7/15/29	France	500,000	374,969
	Jane Street Group/JSG Finance, Inc.,
	[a] 4.50%, 11/15/29	United States	300,000	281,177
	[a] 6.125%, 11/01/32	United States	405,000	401,517
[a]	Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	179,499
				1,237,162
	Health Care Providers & Services 0.2%
[a]	Radiology Partners, Inc., 7.775%, 1/31/29	United States	1,440,149	1,423,947

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Insurance 0.4%
[a]	Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	470,452
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
	[a] 6.75%, 4/15/28	United States	1,700,000	1,709,742
	[a] 7.00%, 1/15/31	United States	1,000,000	1,005,001
				3,185,195
	IT Services 0.1%
[a]	Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	600,000	612,553
	Machinery-Diversified 0.0%†
[a]	GrafTech Finance, Inc., 4.625%, 12/23/29	United States	400,000	324,200
	Media 0.2%
[a]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27	United States	750,000	731,523
[a]	McGraw-Hill Education, Inc., 7.375%, 9/01/31	United States	1,000,000	1,024,684
				1,756,207
	Oil, Gas & Consumable Fuels 0.0%†
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	146,851
	Packaging & Containers 0.2%
[a]	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27	United States	805,000	822,275
[a]	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	400,000	397,017
				1,219,292
	Personal Care Products 0.2%
[a]	Coty, Inc., 5.00%, 4/15/26	United States	1,600,000	1,598,047
	Pharmaceuticals 0.0%
[a]	Endo Luxembourg Finance SARL, 6.125%, 4/01/29	Luxembourg	925,000	—
	Retail 0.0%†
[a]	Bausch & Lomb Corp., 8.375%, 10/01/28	United States	360,000	373,050
	Telecommunications 0.0%†
[a]	CommScope LLC, 4.75%, 9/01/29	United States	288,500	257,319
	Total Corporate Bonds & Notes (Cost $30,408,996)			30,262,715
[b]	Senior Floating Rate Interests 83.5%
	Aerospace & Defense 1.1%
	Air Comm Corp. LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.396%, 11/21/31	United States	2,888,230	2,893,660
	Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.079%, 10/31/30	United States	276,638	278,432
	Dynasty Acquisition Co., Inc.,
	2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.607%, 10/31/31	United States	1,297,513	1,305,116
	2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.607%, 10/31/31	United States	493,532	496,424
	TransDigm, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.829%, 1/19/32	United States	2,876,427	2,885,790
				7,859,422
	Air Freight & Logistics 2.2%
	First Student Bidco, Inc.,
	2024 Term Loan B2, 3 mo. USD Term SOFR + 2.50%, 6.892%, 7/21/28	United States	3,283,509	3,293,770
	Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.59%, 7/21/28	United States	1,808,281	1,813,679
	Term Loan C, 3 mo. USD Term SOFR + 3.00%, 7.865%, 7/21/28	United States	553,031	554,682
	Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.607%, 1/25/29	United States	4,417,547	4,450,700
	LaserShip, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.09%, 5/07/28	United States	2,985,894	1,294,385
	Savage Enterprises LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.107%, 9/15/28	United States	2,142,314	2,159,046

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.329%, 7/26/28	United States	2,393,830	2,411,449
			15,977,711
Automobile Components 2.9%
Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.857%, 5/06/30	United States	1,333,201	1,340,367
DexKo Global, Inc.,
2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.34%, 10/04/28	United States	4,351,640	4,124,855
2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.579%, 10/04/28	United States	687,790	659,666
First Brands Group LLC,
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.847%, 3/30/27	United States	7,854,700	7,396,535
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.847%, 3/30/27	United States	2,452,007	2,303,366
RealTruck Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.971%, 1/31/28	United States	4,563,124	4,435,745
Tenneco, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.429% - 9.621%, 11/17/28	United States	1,258,115	1,224,775
			21,485,309
Automobiles 0.2%
American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.207%, 3/03/28	United States	1,895,532	1,692,236
Banks 0.3%
AqGen Island Holdings, Inc.,
Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.357%, 8/02/28	United States	2,411,534	2,431,634
2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.357%, 8/02/28	United States	140,932	142,341
			2,573,975
Beverages 0.7%
Naked Juice LLC, Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.685% - 7.429%, 1/24/29	United States	590	392
Triton Water Holdings, Inc.,
Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.84%, 3/31/28	United States	4,770,963	4,814,522
2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.329%, 3/31/28	United States	206,771	208,807
			5,023,721
Chemicals 3.5%
Hexion Holdings Corp.,
2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.447%, 3/15/29	United States	4,953,059	4,961,975
2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 11.895%, 3/15/30	United States	776,471	740,236
INEOS Quattro Holdings U.K. Ltd.,
2023 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.207%, 3/14/30	United States	296,985	298,286
2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.707%, 4/02/29	United States	2,670,143	2,693,506
INEOS U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.607%, 2/18/30	Luxembourg	1,471,512	1,479,922
LSF11 A5 HoldCo LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.971%, 10/15/28	United States	3,119,194	3,142,307
Nouryon Finance BV,
2024 USD Term Loan B1, 6 mo. USD Term SOFR + 3.25%, 7.657%, 4/03/28	Netherlands	1,693,196	1,708,545
2024 USD Term Loan B2, 6 mo. USD Term SOFR + 3.25%, 7.657%, 4/03/28	Netherlands	502,744	509,134
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.058%, 4/23/29	United States	7,454,072	7,362,984
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.353% - 7.585%, 1/31/29	United States	3,123,175	3,135,480
			26,032,375

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Commercial Services & Supplies 6.2%
	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.207%, 5/12/28	United States	6,435,432	6,464,456
	Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.829%, 1/31/31	United States	4,923,685	4,959,603
	CHG Healthcare Services, Inc.,
	[c] 2024 Term Loan B1, TBD, 9/29/28	United States	2,000,000	2,009,720
	2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.971%, 9/29/28	United States	1,374,654	1,381,046
	2024 Term Loan B2, 3 mo. USD Term SOFR + 3.50%, 7.971% - 8.276%, 9/29/28	United States	1,882,478	1,900,512
	Garda World Security Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.897%, 2/01/29	Canada	496,218	499,012
	KUEHG Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.839%, 6/12/30	United States	2,005,158	2,028,258
	Madison IAQ LLC, Term Loan, 6 mo. USD Term SOFR + 2.75%, 7.889%, 6/21/28	United States	4,261,535	4,282,182
	Mavis Tire Express Services Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.857%, 5/04/28	United States	1,756,690	1,770,690
	Nuvei Technologies Corp., 2024 Term Loan B1, 3 mo. USD Term SOFR + 3.00%, 7.603%, 11/15/31	United States	4,991,793	5,008,191
	PG Investment Co. 59 SARL, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.329%, 3/26/31	Luxembourg	1,000,000	1,009,480
	Prime Security Services Borrower LLC,
	2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.445% - 6.524%, 10/13/30	United States	3,109,495	3,120,502
	2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.524%, 10/13/30	United States	357,143	358,407
	Priority Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.107%, 5/16/31	United States	978,215	981,575
	Raven Acquisition Holdings LLC,
	Delayed Draw Term Loan, 1.625%, 11/19/31	United States	180,000	180,631
	Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.607%, 11/19/31	United States	2,520,000	2,528,833
	Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.706%, 3/04/28	United States	3,804,243	3,220,844
	TTF Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.107%, 7/18/31	United States	2,159,135	2,148,339
[c]	Veritiv Corp., Term Loan B, TBD, 11/30/30	United States	1,724,583	1,732,128
	Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.095% - 7.607%, 1/30/31	United States	420,970	423,218
				46,007,627
	Communications Equipment 1.1%
	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.147%, 8/15/28	France	1,152,902	928,951
	CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.329%, 12/17/27	United States	3,234,426	3,241,638
	Delta TopCo, Inc., 2024 Term Loan, 6 mo. USD Term SOFR + 3.50%, 7.884%, 11/30/29	United States	3,504,374	3,536,141
	Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.471%, 3/09/27	United States	708,194	664,846
				8,371,576
	Construction & Engineering 0.6%
	Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.071%, 8/01/30	United States	1,621,322	1,580,943
	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 2.50%, 6.857% - 7.085%, 7/01/31	United States	796,005	799,265
	Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.082% - 8.354%, 3/27/31	United States	1,860,938	1,865,590
				4,245,798

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Construction Materials 1.9%
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.707%, 11/03/28	United States	2,190,508	2,206,258
Cornerstone Building Brands, Inc.,
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.747%, 4/12/28	United States	2,347,626	2,248,439
2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.897%, 5/15/31	United States	2,516,438	2,430,729
EMRLD Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.845%, 8/04/31	United States	4,205,661	4,227,572
Quikrete Holdings, Inc.,
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.607%, 3/19/29	United States	1,270,601	1,271,395
2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.857%, 4/14/31	United States	1,411,911	1,412,871
			13,797,264
Containers & Packaging 2.4%
Berlin Packaging LLC,
[c] 2024 Term Loan B7, TBD, 6/07/31	United States	1,400,000	1,409,800
2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.947% - 8.354%, 6/09/31	United States	3,192,000	3,213,945
Charter NEX U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.525%, 12/01/27	United States	4,273,784	4,302,184
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.723%, 2/12/26	Luxembourg	2,730,205	2,504,963
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.589%, 4/15/27	United States	1,485,460	1,497,529
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.523% - 8.656%, 9/15/28	United States	2,850,688	2,863,159
Reynolds Group Holdings, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 6.857%, 9/24/28	United States	2,330,898	2,343,648
			18,135,228
Distributors 0.7%
BCPE Empire Holdings, Inc., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.857%, 12/11/28	United States	4,786,496	4,818,925
Electric Utilities 0.3%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.357%, 7/31/30	United States	1,293,500	1,292,148
Talen Energy Supply LLC,
[c] 2024 Incremental Term Loan B, TBD, 5/17/30	United States	358,744	360,813
2023 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.023%, 5/17/30	United States	279,604	281,216
			1,934,177
Electrical Equipment 0.0%†
Energizer Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.356%, 12/22/27	United States	151,806	152,399
Entertainment 3.8%
AMC Entertainment Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.356%, 1/04/29	United States	240,501	245,075
Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.143%, 10/02/28	United States	5,818,499	5,517,421
Caesars Entertainment, Inc.,
Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.607%, 2/06/30	United States	1,967,577	1,971,669
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.607%, 2/06/31	United States	863,043	866,008
Delta 2 Lux SARL,
[c] 2024 Term Loan B2, TBD, 9/10/31	Luxembourg	533,333	535,400
[c] 2024 Term Loan B1, TBD, 9/30/31	Luxembourg	1,066,667	1,070,800
Flutter Financing BV,
2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.092%, 11/30/30	United Kingdom	1,900,000	1,898,224
Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.329%, 11/29/30	Ireland	1,976,078	1,974,230

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	GVC Holdings Ltd., 2024 USD Term Loan B3, 3 mo. USD Term SOFR + 2.75%, 7.079%, 10/31/29	Gibraltar	2,865,950	2,877,586
	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 6.632%, 4/14/29	United States	1,290,060	1,296,975
	Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.579%, 8/01/30	Canada	581,461	583,382
	Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.59%, 4/04/29	United States	5,044,748	5,063,036
	UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.77%, 11/21/31	United States	3,704,180	3,729,220
	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.345% - 7.221%, 5/18/25	United States	563,372	565,414
				28,194,440
	Financial Services 5.2%
	Aretec Group, Inc.,
	[c] 2024 1st Lien Term Loan B, TBD, 8/09/30	United States	997,494	1,000,845
	2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.857%, 8/09/30	United States	1,895,732	1,903,239
	Assetmark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.329%, 9/05/31	United States	3,656,716	3,676,134
	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD Term SOFR + 2.00%, 6.329%, 10/31/31	United States	4,458,615	4,476,851
[c]	CPI Holdco B LLC, 2024 Incremental Term Loan B, TBD, 5/17/31	United States	3,000,000	3,002,820
	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.075%, 4/09/27	United States	1,132,668	1,110,372
	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.607%, 4/07/28	United States	3,632,434	3,658,914
	First Eagle Investment Management LLC, 2024 Term Loan B2, 3 mo. USD Term SOFR + 3.00%, 7.329%, 3/05/29	United States	4,069,250	4,082,618
	Forward Air Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.085%, 12/19/30	United States	3,072,000	3,088,466
	Hudson River Trading LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.483%, 3/18/30	United States	2,394,000	2,405,228
	Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.00%, 6.395%, 12/11/31	United States	4,963,520	4,953,369
	Janney Montgomery Scott LLC,
	[c] Term Loan, TBD, 11/28/31	United States	1,611,264	1,631,155
	[c] Delayed Draw Term Loan, TBD, 11/28/31	United States	268,544	271,859
	Russell Investments U.S. Institutional Holdco, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 5.00%, 1.5% - 9.585%, 5/30/27	United States	3,063,111	2,939,820
				38,201,690
	Food Products 0.8%
	Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.607%, 2/12/31	United States	2,875	2,880
[c]	Froneri International Ltd., 2024 USD Term Loan, TBD, 9/17/31	United States	3,200,000	3,206,864
	Primary Products Finance LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.248%, 4/01/29	United States	2,769,926	2,780,965
				5,990,709
	Health Care Equipment & Supplies 1.0%
	Bausch & Lomb Corp.,
	Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.689%, 5/10/27	United States	2,284,974	2,296,502
	2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.329%, 9/29/28	United States	1,580,000	1,590,373
	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.607%, 10/23/28	United States	3,663,115	3,680,185
				7,567,060

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Health Care Providers & Services 6.7%
ADMI Corp.,
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.38%, 7.846%, 12/23/27	United States	738,346	724,963
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.221%, 12/23/27	United States	4,915,441	4,841,709
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 10.107%, 12/23/27	United States	231,429	232,875
Charlotte Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.202%, 2/11/28	United States	5,410,321	5,449,897
DaVita, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 6.357%, 5/09/31	United States	1,995,000	2,000,197
eResearchTechnology, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.357%, 2/04/27	United States	1,333,567	1,343,462
Global Medical Response, Inc., 2024 PIK Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.856%, 10/31/28	United States	457,532	459,678
LifePoint Health, Inc.,
2024 Incremental Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 7.965%, 5/17/31	United States	2,452,845	2,461,283
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.406%, 5/17/31	United States	1,836,857	1,845,665
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.185%, 11/01/28	United States	3,423,716	2,441,298
MPH Acquisition Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.026%, 9/01/28	United States	2,874,918	2,481,615
National Mentor Holdings, Inc.,
2021 Term Loan C, 3 mo. USD Term SOFR + 3.75%, 8.179%, 3/02/28	United States	137,937	136,967
2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.179% - 8.207%, 3/02/28	United States	4,520,496	4,488,695
Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.357%, 11/15/28	United States	2,818,670	2,841,572
Phoenix Guarantor, Inc.,
[c] 2024 Term Loan, TBD, 2/21/31	United States	4,570,141	4,593,860
[c] 2024 Term Loan B, TBD, 2/21/31	United States	1,500,000	1,507,222
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.50%, 3.5% - 8.275%, 1/31/29	United States	1,720,502	1,704,588
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.329%, 9/27/30	United States	1,951,917	1,910,194
Surgery Center Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.089%, 12/19/30	United States	212,073	213,979
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.917%, 10/01/28	United States	5,181,438	5,163,173
U.S. Radiology Specialists, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.079%, 12/15/27	United States	2,732,360	2,753,878
			49,596,770
Hotels, Restaurants & Leisure 1.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.857%, 1/27/29	United States	5,735,315	5,763,705
GBT U.S. III LLC, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.626%, 7/25/31	United States	1,392,521	1,401,050
Hilton Grand Vacations Borrower LLC,
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.607%, 1/17/31	United States	397,000	398,768
2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.857%, 8/02/28	United States	907,120	911,601
			8,475,124
Household Durables 1.5%
AI Aqua Merger Sub, Inc.,
[c] 2024 1st Lien Term Loan B, TBD, 7/31/28	United States	2,000,000	2,004,180
2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.053%, 7/31/28	United States	3,396,175	3,403,273

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Hunter Douglas, Inc., USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.021%, 2/26/29	Netherlands	1,574,669	1,575,850
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.857%, 7/02/29	United States	2,036,923	2,045,407
Roper Industrial Products Investment Co. LLC,
[c] 2024 USD 1st Lien Term Loan B, TBD, 11/22/29	United States	220,000	220,825
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 11/22/29	United States	1,757,539	1,765,105
			11,014,640
Insurance 4.6%
Acrisure LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 7.357%, 11/06/30	United States	5,404,896	5,420,516
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.75%, 7.106%, 9/19/31	United States	4,717,858	4,735,833
AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 7.857%, 2/14/31	United States	2,283,947	2,291,438
Asurion LLC,
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 7.721%, 12/23/26	United States	2,213,860	2,214,890
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 8.457%, 8/19/28	United States	293,250	292,853
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.707%, 8/19/28	United States	1,156,091	1,158,570
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.721%, 1/20/29	United States	3,097,666	2,999,160
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 7.357% - 7.397%, 6/13/31	United States	4,758,786	4,780,629
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.079% - 7.367%, 6/20/30	United States	3,623,975	3,650,503
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.585%, 7/31/31	United States	4,619,443	4,653,003
Truist Insurance Holdings LLC,
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.107%, 5/06/31	United States	500,000	502,265
1st Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.579%, 5/06/31	United States	1,443,205	1,449,743
			34,149,403
IT Services 1.5%
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.085%, 8/15/29	United States	1,377,176	1,277,593
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.679%, 8/19/28	United States	413,472	409,595
MH Sub I LLC,
[c] 2024 Term Loan B4, TBD, 12/11/31	United States	1,000,000	992,810
2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.607%, 5/03/28	United States	8,248,330	8,261,940
			10,941,938
Machinery 1.5%
CD&R Hydra Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.457%, 3/25/31	United States	2,583,982	2,595,287
CPM Holdings, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.053%, 9/28/28	United States	2,981,190	2,898,790
Pro Mach Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.345% - 7.857%, 8/31/28	United States	196,317	198,280
TK Elevator U.S. Newco, Inc., USD Term Loan B, 6 mo. USD Term SOFR + 3.50%, 8.588%, 4/30/30	United States	2,066,908	2,084,487
Vertiv Group Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 6.553%, 3/02/27	United States	489,189	490,194
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.803%, 1/27/31	United States	3,080,714	3,086,968
			11,354,006

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Media 2.4%
Cengage Learning, Inc.,
2024 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.856% - 8.014%, 3/22/31	United States	4,085,554	4,111,824
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.856% - 8.014%, 3/24/31	United States	615,385	619,342
Charter Communications Operating LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 6.781%, 12/15/31	United States	1,055,555	1,054,526
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 7.667%, 12/01/28	United States	2,460,115	2,279,764
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.471%, 5/01/26	United States	1,100,000	983,279
McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.329%, 8/06/31	United States	1,255,391	1,271,216
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.758%, 4/11/29	United States	3,143,685	2,829,882
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 6.971%, 9/18/26	United States	775,555	779,220
Univision Communications, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.971%, 1/31/29	United States	1,691,500	1,697,843
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1 mo. USD Term SOFR + 3.25%, 7.762%, 1/31/29	United States	2,470,000	2,459,774
			18,086,670
Paper & Forest Products 0.3%
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.107%, 5/23/31	United States	1,988,000	1,993,218
Passenger Airlines 2.1%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.337%, 3/21/31	Canada	1,104,213	1,110,772
American Airlines, Inc.,
2023 1st Lien Term Loan, 6 mo. USD Term SOFR + 2.25%, 6.959%, 6/04/29	United States	5,856,429	5,874,730
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.629%, 4/20/28	United States	1,105,779	1,137,068
United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.635%, 2/22/31	United States	1,557,753	1,564,848
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 2/14/31	Canada	5,538,361	5,568,047
			15,255,465
Personal Care Products 0.2%
Conair Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.221%, 5/17/28	United States	2,009,786	1,814,917
Pharmaceuticals 1.8%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.00%, 8.357%, 4/23/31	United States	3,278,818	3,306,688
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.429%, 10/01/27	United States	2,658,699	2,581,889
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 6.735%, 11/15/27	United States	748,921	747,098
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.607%, 5/05/28	United States	2,424,651	2,433,743
Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.856%, 5/19/31	United States	944,974	949,307
Perrigo Investments LLC, Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.357%, 4/20/29	United States	1,064,658	1,069,715
Southern Veterinary Partners LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.715%, 12/04/31	United States	2,534,483	2,555,557
			13,643,997

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Real Estate Management & Development 1.3%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.971%, 6/02/28	United States	5,868,927	5,805,513
Cushman & Wakefield U.S. Borrower LLC,
2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.357%, 1/31/30	United States	1,593,755	1,601,725
2024 Tranche 2 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.607%, 1/31/30	United States	1,855,239	1,878,429
			9,285,667
Semiconductors & Semiconductor Equipment 0.3%
MKS Instruments, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.589%, 8/17/29	United States	2,460,190	2,470,572
Software 13.9%
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.957%, 12/11/28	United States	1,392,820	1,402,076
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.607%, 2/15/29	United States	6,901,139	6,931,952
Boxer Parent Co., Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.335%, 7/30/31	United States	6,600,000	6,662,634
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 7/06/29	United States	7,634,322	7,543,206
Cloud Software Group, Inc.,
2024 Third Amendment Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.079%, 3/21/31	United States	1,213,068	1,218,484
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.079%, 3/21/31	United States	2,500,000	2,511,162
2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.335% - 8.339%, 3/30/29	United States	2,575,529	2,586,359
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.207%, 10/08/28	United States	3,493,639	3,490,914
ConnectWise LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.09%, 9/29/28	United States	1,633,208	1,645,971
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.221%, 10/16/28	United States	2,214,885	1,955,744
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.303%, 5/01/31	United States	9,241,699	9,305,282
DCert Buyer, Inc.,
2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.357%, 10/16/26	United States	1,814,377	1,747,617
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 11.357%, 2/19/29	United States	1,000,000	815,000
Dun & Bradstreet Corp.,
2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.588%, 1/18/29	United States	1,734,171	1,737,423
2024 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.588%, 1/18/29	United States	2,497,487	2,502,170
Epicor Software Corp., 2024 Term Loan E, 1 mo. USD Term SOFR + 2.75%, 7.107%, 5/30/31	United States	4,117,539	4,152,065
Flexera Software LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.882%, 3/03/28	United States	1,446,966	1,458,498
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.357%, 12/01/27	United States	4,390,636	4,432,984
Idera, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.071%, 3/02/28	United States	5,966,635	5,871,168
Ivanti Software, Inc., 2021 Add On non Co-op Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.898%, 12/01/27	United States	0	0
Playtika Holding Corp., 2021 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.221%, 3/13/28	United States	2,955,808	2,968,282
PointClickCare Technologies, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 11/03/31	Canada	1,000,000	1,007,500
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.847%, 6/02/28	United States	1,969,218	1,975,253
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.579%, 10/28/30	United States	4,990,846	5,029,051
Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.147%, 7/16/31	United States	4,365,342	4,401,815

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Red Planet Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.957%, 10/02/28	United States	992,308	978,485
	Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.607%, 11/28/28	United States	2,340,595	2,360,935
	Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.50%, 8.971%, 8/11/28	United States	4,576,738	4,616,006
	UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 7.325%, 2/10/31	United States	3,418,463	3,446,854
	VS Buyer LLC,
	2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.12%, 4/11/31	United States	364,384	367,572
	2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.12%, 4/12/31	United States	1,495,459	1,508,545
[c]	Waystar Technologies, Inc., 2024 USD Term Loan B, TBD, 10/22/29	United States	2,095,469	2,107,696
	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.595%, 11/26/31	United States	4,518,792	4,540,437
				103,279,140
	Specialty Retail 4.2%
	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD Term SOFR + 4.00%, 8.845% - 8.585%, 1/29/31	United States	3,270,729	3,227,818
	Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.75%, 8.221%, 3/06/28	United States	3,816,988	3,842,753
	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 2.50%, 6.857% - 7.241%, 6/11/31	United States	1,262,445	1,246,904
	IRB Holding Corp.,
	[c] 2024 1st Lien Term Loan B, TBD, 12/15/27	United States	2,000,000	2,004,450
	2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.207%, 12/15/27	United States	1,880,451	1,884,635
	Kodiak Building Partners, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.132%, 11/26/31	United States	308,853	309,460
	MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 7.345%, 3/28/31	United States	297,904	301,318
	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.84%, 4/17/28	United States	1,947,245	1,576,704
	Peer Holding III BV, 2024 USD Term Loan B5, 3 mo. USD Term SOFR + 3.00%, 7.329%, 7/01/31	Netherlands	2,501,751	2,518,950
	Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.84%, 3/03/28	United States	4,858,289	4,729,738
	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.207%, 2/11/28	United States	1,296,229	1,293,526
	Whatabrands LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.857%, 8/03/28	United States	5,131,861	5,150,362
	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.607%, 10/19/29	United States	3,266,248	3,276,586
				31,363,204
	Technology Hardware, Storage & Peripherals 4.2%
	Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.607%, 9/29/31	United States	2,787,037	2,780,641
[c]	Clover Holdings 2 LLC, Term Loan B, TBD, 11/01/31	United States	5,243,943	5,309,492
	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.857%, 6/27/31	United States	4,865,025	4,886,334
	Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.221%, 8/28/28	France	689,313	467,009
	Indy U.S. Holdco LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.107%, 3/06/28	United States	1,939,583	1,958,979
[c]	McAfee Corp., 2024 USD 1st Lien Term Loan B, TBD, 3/01/29	United States	2,000,000	2,004,250
	McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.803%, 3/01/29	United States	7,202,005	7,217,309
	Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.207%, 2/01/28	United States	3,753,257	3,501,864
[c]	Surf Holdings, LLC, USD Term Loan, TBD, 3/05/27	United States	2,992,172	3,015,556
				31,141,434

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Textiles, Apparel & Luxury Goods 1.0%
	ABG Intermediate Holdings 2 LLC,
	[c] 2024 Add on Delayed Draw Term Loan, TBD, 12/21/28	United States	115,688	116,338
	[c] 2024 1st Lien Term Loan B, TBD, 12/21/28	United States	2,312,500	2,324,421
	2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.595%, 12/21/28	United States	1,239,949	1,246,341
	Varsity Brands, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.271%, 8/26/31	United States	3,743,590	3,752,481
				7,439,581
	Total Floating Rate Loans (Cost $620,949,911)			619,367,388
	Asset-Backed Securities 0.3%
[a,d]	BlueMountain CLO Ltd., Series 2018-3A, Class C, 3 mo. USD Term SOFR + 2.46%, 7.088%, 10/25/30	United States	1,000,000	1,003,832
[a,d]	LCM XVIII LP, Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.729%, 4/20/31	United States	1,000,000	1,002,701
	Total Asset-Backed Securities (Cost $1,996,875)			2,006,533

			Shares
	Common Stocks 0.0%†
	Health Care Providers & Services 0.0%†
[e]	Endo, Inc.	United States	14,185	339,731
	Total Common Stocks (Cost $238,946)			339,731
	Exchange-Traded Funds 1.2%
	Fixed Income Funds 1.2%
	Franklin High Yield Corporate ETF, Class INC	United States	178,455	4,259,721
	Invesco Senior Loan ETF	United States	203,157	4,280,518
				8,540,239
	Total Exchange-Traded Funds (Cost $8,584,867)			8,540,239
	Total Investments before Short-Term Investments (Cost $662,179,595)			660,516,606

			Principal Amount*
	Short-Term Investments 15.4%
	U.S. Government & Agency Securities 15.4%
[f]	Federal Home Loan Bank Discount Notes, 2.106%, 01/02/25	United States	114,720,000	114,693,232
	Total Short-Term Investments (Cost $114,706,935)			114,693,232
	Total Investments (Cost $776,886,530) 104.5%			775,209,838
	Other Assets, less Liabilities (4.5)%			(33,629,179)
	Net Assets 100.0%			$ 741,580,659
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $32,122,397, representing 4.3% of net assets.
[b]The coupon rate shown represents the rate at period end.
[c]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[d]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[e]Non-income producing.
[f]The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Abbreviations
Selected Portfolio
CLO	–	Collateralized Loan Obligation
ETF	–	Exchange Traded Fund
PIK	–	Payment-In-Kind
SOFR	–	Secured Overnight Financing Rate
TBD	–	To Be Determined

FRANKLIN TEMPLETON ETF TRUST
Consolidated  Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Systematic Style Premia ETF	Country	Shares	Value
	Common Stocks 40.3%
	Aerospace & Defense 0.4%
	BAE Systems PLC	United Kingdom	28,836	$ 414,772
	Huntington Ingalls Industries, Inc.	United States	441	83,336
	RTX Corp.	United States	5,686	657,984
	Textron, Inc.	United States	2,264	173,173
				1,329,265
	Air Freight & Logistics 0.4%
	CH Robinson Worldwide, Inc.	United States	1,445	149,297
	Deutsche Post AG	Germany	10,144	356,930
	Expeditors International of Washington, Inc.	United States	1,590	176,124
	FedEx Corp.	United States	1,911	537,622
				1,219,973
	Automobiles 0.3%
	General Motors Co.	United States	13,304	708,704
	Isuzu Motors Ltd.	Japan	7,100	97,514
	Subaru Corp.	Japan	8,200	147,189
				953,407
	Banks 1.8%
	AIB Group PLC	Ireland	23,099	127,488
	Banco Santander SA	Spain	39,116	180,833
	Barclays PLC	United Kingdom	143,377	481,504
	BNP Paribas SA	France	7,318	448,757
	Citigroup, Inc.	United States	28,702	2,020,334
	DBS Group Holdings Ltd., Class A	Singapore	7,600	243,565
	Fifth Third Bancorp	United States	10,291	435,104
	ING Groep NV	Netherlands	32,968	516,513
	NatWest Group PLC	United Kingdom	74,173	373,528
	UniCredit SpA	Italy	12,556	500,892
				5,328,518
	Beverages 0.2%
	Asahi Group Holdings Ltd.	Japan	15,600	164,477
	Coca-Cola HBC AG	Switzerland	2,692	92,108
	Kirin Holdings Co. Ltd.	Japan	8,400	109,516
	Molson Coors Beverage Co., Class B	United States	2,280	130,690
				496,791
	Biotechnology 1.9%
	AbbVie, Inc.	United States	8,507	1,511,694
[a]	Biogen, Inc.	United States	2,201	336,577
[a]	Genmab AS	Denmark	521	107,975
	Gilead Sciences, Inc.	United States	18,973	1,752,536
[a]	Incyte Corp.	United States	1,999	138,071
[a]	Neurocrine Biosciences, Inc.	United States	1,338	182,637
[a]	Regeneron Pharmaceuticals, Inc.	United States	894	636,823
[a]	United Therapeutics Corp.	United States	550	194,062
[a]	Vertex Pharmaceuticals, Inc.	United States	2,170	873,859
				5,734,234
	Broadline Retail 0.3%
	eBay, Inc.	United States	5,852	362,532
[a]	MercadoLibre, Inc.	Brazil	171	290,775
	Next PLC	United Kingdom	1,309	155,709
[a]	Rakuten Group, Inc.	Japan	21,200	115,861
				924,877

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Building Products 0.5%
	Allegion PLC	United States	1,400	182,952
[a]	Builders FirstSource, Inc.	United States	1,156	165,227
	Carlisle Cos., Inc.	United States	499	184,051
	Cie de Saint-Gobain SA	France	4,273	379,196
	Lennox International, Inc.	United States	357	217,520
	Masco Corp.	United States	2,509	182,078
	Owens Corning	United States	965	164,359
				1,475,383
	Capital Markets 1.2%
	3i Group PLC	United Kingdom	12,094	539,822
	Ameriprise Financial, Inc.	United States	803	427,541
	Bank of New York Mellon Corp.	United States	8,087	621,324
	Carlyle Group, Inc.	United States	3,479	175,655
	Deutsche Bank AG	Germany	11,904	205,115
	MarketAxess Holdings, Inc.	United States	425	96,067
	Morgan Stanley	United States	2,234	280,858
	Northern Trust Corp.	United States	2,255	231,138
	Partners Group Holding AG	Switzerland	184	249,732
	SEI Investments Co.	United States	1,534	126,524
	Singapore Exchange Ltd.	Singapore	8,700	81,248
	State Street Corp.	United States	3,686	361,781
	T. Rowe Price Group, Inc.	United States	2,713	306,813
				3,703,618
	Chemicals 0.7%
	Asahi Kasei Corp.	Japan	17,100	118,871
	CF Industries Holdings, Inc.	United States	2,195	187,277
	Givaudan SA	Switzerland	97	424,499
	Linde PLC	United States	594	248,690
	LyondellBasell Industries NV, Class A	United States	2,775	206,099
	Mosaic Co.	United States	4,059	99,770
	Nitto Denko Corp.	Japan	10,000	170,527
	RPM International, Inc.	United States	703	86,511
	Shin-Etsu Chemical Co. Ltd.	Japan	14,700	495,363
				2,037,607
	Commercial Services & Supplies 0.4%
	Cintas Corp.	United States	3,222	588,659
[a]	Copart, Inc.	United States	7,952	456,365
	Rollins, Inc.	United States	3,576	165,748
				1,210,772
	Communications Equipment 0.4%
[a]	F5, Inc.	United States	651	163,707
	Motorola Solutions, Inc.	United States	1,948	900,424
	Nokia OYJ	Finland	48,831	216,138
				1,280,269
	Construction & Engineering 0.0%†
	ACS Actividades de Construccion y Servicios SA	Spain	2,275	114,113
	Construction Materials 0.3%
	CRH PLC	United States	8,100	749,412
	Heidelberg Materials AG	Germany	1,422	175,667
				925,079
	Consumer Staples Distribution & Retail 1.5%
	Alimentation Couche-Tard, Inc.	Canada	11,600	642,993
	Carrefour SA	France	6,675	94,901
	George Weston Ltd.	Canada	700	108,801
	Koninklijke Ahold Delhaize NV	Netherlands	10,678	348,187
	Kroger Co.	United States	8,446	516,473
	Loblaw Cos. Ltd.	Canada	1,100	144,686
	Sysco Corp.	United States	4,106	313,945
	Target Corp.	United States	3,105	419,734

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Walmart, Inc.	United States	22,217	2,007,306
				4,597,026
	Containers & Packaging 0.1%
	Packaging Corp. of America	United States	885	199,240
	Diversified Telecommunication Services 0.7%
	AT&T, Inc.	United States	66,787	1,520,740
	Deutsche Telekom AG	Germany	17,382	519,993
	Koninklijke KPN NV	Netherlands	41,736	151,910
				2,192,643
	Electric Utilities 0.9%
	CLP Holdings Ltd.	Hong Kong	20,000	168,127
	Duke Energy Corp.	United States	11,596	1,249,353
	Enel SpA	Italy	68,595	489,113
	FirstEnergy Corp.	United States	5,029	200,054
	Iberdrola SA	Spain	12,709	175,030
	NRG Energy, Inc.	United States	2,533	228,527
	Power Assets Holdings Ltd.	Hong Kong	17,000	118,616
	SSE PLC	United Kingdom	8,573	172,219
				2,801,039
	Electrical Equipment 0.2%
	Mitsubishi Electric Corp.	Japan	29,200	499,239
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp., Class A	United States	5,210	361,834
	Jabil, Inc.	United States	1,505	216,570
	TDK Corp.	Japan	21,400	282,206
	TE Connectivity PLC	Ireland	2,869	410,181
				1,270,791
	Entertainment 0.7%
	Electronic Arts, Inc.	United States	2,798	409,347
	Konami Group Corp.	Japan	1,200	113,006
[a]	Live Nation Entertainment, Inc.	United States	1,788	231,546
[a]	Netflix, Inc.	United States	1,027	915,386
[a]	Sea Ltd., ADR	Singapore	3,200	339,520
				2,008,805
	Financial Services 1.6%
	Corebridge Financial, Inc.	United States	3,550	106,252
[a]	Corpay, Inc.	United States	655	221,665
	Equitable Holdings, Inc.	United States	3,832	180,755
	EXOR NV	Netherlands	1,243	113,975
	Fidelity National Information Services, Inc.	United States	6,178	498,997
	Investor AB, Class B	Sweden	19,814	524,883
	Mastercard, Inc., Class A	United States	3,646	1,919,874
	ORIX Corp.	Japan	11,200	242,871
[a]	PayPal Holdings, Inc.	United States	10,615	905,990
				4,715,262
	Food Products 0.2%
	Archer-Daniels-Midland Co.	United States	5,843	295,188
	Bunge Global SA	United States	1,650	128,304
	Kellanova	United States	2,875	232,789
				656,281
	Gas Utilities 0.1%
	Hong Kong & China Gas Co. Ltd.	Hong Kong	156,000	124,712
	Osaka Gas Co. Ltd.	Japan	3,800	83,660
	Tokyo Gas Co. Ltd.	Japan	5,400	150,153
				358,525

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Ground Transportation 0.5%
	CSX Corp.	United States	18,019	581,473
[a]	Uber Technologies, Inc.	United States	13,996	844,239
				1,425,712
	Health Care Equipment & Supplies 1.0%
[a]	Edwards Lifesciences Corp.	United States	9,108	674,265
[a]	Hologic, Inc.	United States	2,848	205,312
	Hoya Corp.	Japan	2,700	340,421
[a]	IDEXX Laboratories, Inc.	United States	682	281,966
[a]	Insulet Corp.	United States	411	107,300
	Medtronic PLC	United States	17,300	1,381,924
	Teleflex, Inc.	United States	583	103,762
				3,094,950
	Health Care Providers & Services 0.5%
	Cardinal Health, Inc.	United States	1,962	232,046
	Cencora, Inc.	United States	329	73,920
[a]	Centene Corp.	United States	4,341	262,978
	Fresenius Medical Care AG	Germany	2,267	103,664
	HCA Healthcare, Inc.	United States	2,174	652,526
[a]	Molina Healthcare, Inc.	United States	660	192,093
	Universal Health Services, Inc., Class B	United States	747	134,027
				1,651,254
	Health Care REITs 0.1%
	Ventas, Inc.	United States	3,668	216,009
	Health Care Technology 0.1%
[a]	Veeva Systems, Inc., Class A	United States	1,184	248,936
	Hotels, Restaurants & Leisure 1.3%
	Booking Holdings, Inc.	United States	419	2,081,768
[a]	Carnival Corp.	United States	10,183	253,760
	Domino’s Pizza, Inc.	United States	374	156,990
[a]	Expedia Group, Inc.	United States	1,563	291,234
	InterContinental Hotels Group PLC	United Kingdom	910	113,444
	Las Vegas Sands Corp.	United States	4,577	235,075
[a]	MGM Resorts International	United States	2,718	94,179
	Royal Caribbean Cruises Ltd.	United States	1,757	405,322
	Sodexo SA	France	1,112	91,600
	Wynn Resorts Ltd.	United States	1,114	95,982
				3,819,354
	Household Durables 0.2%
	Panasonic Holdings Corp.	Japan	35,000	365,901
	PulteGroup, Inc.	United States	1,798	195,802
				561,703
	Household Products 0.6%
	Clorox Co.	United States	1,849	300,296
	Colgate-Palmolive Co.	United States	7,786	707,825
	Kimberly-Clark Corp.	United States	3,316	434,529
	Procter & Gamble Co.	United States	1,563	262,037
				1,704,687
	Independent Power Producers & Energy Traders 0.2%
	Vistra Corp.	United States	5,553	765,592
	Industrial Conglomerates 0.3%
	3M Co.	United States	6,506	839,860
	CK Hutchison Holdings Ltd., Class A	United Kingdom	29,000	154,931
				994,791
	Insurance 1.1%
	Aegon Ltd.	Netherlands	19,699	116,678
	Aflac, Inc.	United States	5,921	612,468
	Ageas SA	Belgium	2,015	97,858

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	American International Group, Inc.	United States	5,633	410,083
	Hartford Financial Services Group, Inc.	United States	3,306	361,676
	Loews Corp.	United States	2,070	175,308
	Manulife Financial Corp.	Canada	14,000	429,871
	MetLife, Inc.	United States	5,069	415,050
	MS&AD Insurance Group Holdings, Inc.	Japan	15,900	348,938
	NN Group NV	Netherlands	2,880	125,463
	Sompo Holdings, Inc.	Japan	10,900	285,678
				3,379,071
	Interactive Media & Services 0.6%
	Alphabet, Inc., Class C	United States	2,300	438,012
[b]	Auto Trader Group PLC	United Kingdom	11,115	110,389
	LY Corp.	Japan	32,100	85,663
[a]	Match Group, Inc.	United States	3,793	124,069
	Meta Platforms, Inc., Class A	United States	1,593	932,717
				1,690,850
	IT Services 0.8%
	CGI, Inc., Class A	Canada	2,100	229,654
	Cognizant Technology Solutions Corp., Class A	United States	5,563	427,795
[a]	EPAM Systems, Inc.	United States	849	198,513
[a]	Gartner, Inc.	United States	1,162	562,954
[a]	GoDaddy, Inc., Class A	United States	1,532	302,371
	NEC Corp.	Japan	3,000	261,899
[a]	Twilio, Inc., Class A	United States	1,786	193,031
[a]	VeriSign, Inc.	United States	1,108	229,311
				2,405,528
	Life Sciences Tools & Services 0.8%
	Agilent Technologies, Inc.	United States	3,586	481,743
[a]	Avantor, Inc.	United States	7,500	158,025
[a]	IQVIA Holdings, Inc.	United States	1,756	345,072
[a]	Mettler-Toledo International, Inc.	United States	262	320,604
	Thermo Fisher Scientific, Inc.	United States	1,340	697,108
[a]	Waters Corp.	United States	761	282,316
				2,284,868
	Machinery 0.7%
	Cummins, Inc.	United States	1,399	487,691
	GEA Group AG	Germany	1,902	94,183
	Ingersoll Rand, Inc.	United States	3,183	287,934
	Makita Corp.	Japan	2,800	86,284
	PACCAR, Inc.	United States	2,505	260,570
	Parker-Hannifin Corp.	United States	658	418,508
	Pentair PLC	United States	1,000	100,640
	Snap-on, Inc.	United States	579	196,559
	Techtronic Industries Co. Ltd.	Hong Kong	17,500	230,917
				2,163,286
	Marine Transportation 0.0%†
	AP Moller - Maersk AS, Class B	Denmark	51	84,308
	Media 0.3%
	Comcast Corp., Class A	United States	19,434	729,358
	Fox Corp., Class A	United States	3,001	145,789
				875,147
	Metals & Mining 0.4%
	ArcelorMittal SA	Luxembourg	5,404	125,515
	Fortescue Ltd.	Australia	18,959	214,227
	Kinross Gold Corp.	Canada	14,900	138,308
	Nippon Steel Corp.	Japan	10,300	208,543
	Nucor Corp.	United States	1,952	227,818
	Reliance, Inc.	United States	628	169,095

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Steel Dynamics, Inc.	United States	1,550	176,809
			1,260,315
Multi-Utilities 0.1%
Centrica PLC	United Kingdom	77,960	130,443
Engie SA	France	18,997	301,169
			431,612
Oil, Gas & Consumable Fuels 1.8%
Cheniere Energy, Inc.	United States	2,665	572,628
ConocoPhillips	United States	1,683	166,903
Devon Energy Corp.	United States	6,711	219,651
ENEOS Holdings, Inc.	Japan	33,400	175,607
EOG Resources, Inc.	United States	6,481	794,441
Equinor ASA	Norway	3,509	81,999
Imperial Oil Ltd.	Canada	2,300	141,675
Inpex Corp.	Japan	12,000	150,458
Marathon Petroleum Corp.	United States	4,949	690,385
Ovintiv, Inc.	United States	3,424	138,672
Phillips 66	United States	3,548	404,224
Suncor Energy, Inc.	Canada	14,500	517,310
Valero Energy Corp.	United States	3,605	441,937
Williams Cos., Inc.	United States	16,664	901,856
			5,397,746
Personal Care Products 0.3%
Beiersdorf AG	Germany	871	111,838
Estee Lauder Cos., Inc., Class A	United States	2,949	221,116
Kao Corp.	Japan	5,900	239,814
L’Oreal SA	France	1,035	366,375
Shiseido Co. Ltd.	Japan	4,400	78,014
			1,017,157
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co.	United States	24,778	1,401,444
Chugai Pharmaceutical Co. Ltd.	Japan	2,500	111,336
GSK PLC	United Kingdom	4,790	80,776
Novartis AG	Switzerland	9,310	911,224
Otsuka Holdings Co. Ltd.	Japan	2,700	147,747
Roche Holding AG	Switzerland	492	146,908
Royalty Pharma PLC, Class A	United States	4,821	122,984
Viatris, Inc.	United States	13,528	168,424
			3,090,843
Professional Services 1.1%
Broadridge Financial Solutions, Inc.	United States	1,101	248,925
Leidos Holdings, Inc.	United States	1,599	230,352
Paycom Software, Inc.	United States	614	125,851
Recruit Holdings Co. Ltd.	Japan	20,000	1,418,300
RELX PLC	United Kingdom	21,550	979,439
SS&C Technologies Holdings, Inc.	United States	2,447	185,434
			3,188,301
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd.	Hong Kong	30,000	123,199
Daiwa House Industry Co. Ltd.	Japan	6,400	197,831
			321,030
Residential REITs 0.1%
AvalonBay Communities, Inc.	United States	1,165	256,265
UDR, Inc.	United States	3,883	168,561
			424,826

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Retail REITs 0.3%
	Regency Centers Corp.	United States	2,119	156,657
	Simon Property Group, Inc.	United States	3,875	667,314
				823,971
	Semiconductors & Semiconductor Equipment 2.5%
	Advantest Corp.	Japan	12,100	708,169
	Applied Materials, Inc.	United States	12,436	2,022,467
	NVIDIA Corp.	United States	10,260	1,377,815
[a]	ON Semiconductor Corp.	United States	1,148	72,381
	QUALCOMM, Inc.	United States	12,970	1,992,451
[a]	Renesas Electronics Corp.	Japan	15,300	199,233
	Skyworks Solutions, Inc.	United States	1,911	169,468
	STMicroelectronics NV	Switzerland	7,795	195,941
	Teradyne, Inc.	United States	1,155	145,438
	Tokyo Electron Ltd.	Japan	3,600	553,996
				7,437,359
	Software 5.2%
[a]	Adobe, Inc.	United States	4,404	1,958,371
[a]	ANSYS, Inc.	United States	1,322	445,950
[a]	AppLovin Corp., Class A	United States	2,652	858,797
[a]	Autodesk, Inc.	United States	2,335	690,156
[a]	Cadence Design Systems, Inc.	United States	2,112	634,572
[a]	Check Point Software Technologies Ltd.	Israel	665	124,156
	Constellation Software, Inc.	Canada	100	309,061
[a]	DocuSign, Inc.	United States	2,628	236,362
[a]	Dynatrace, Inc.	United States	2,976	161,746
[a]	Fair Isaac Corp.	United States	298	593,297
[a]	Fortinet, Inc.	United States	6,881	650,117
	Gen Digital, Inc.	United States	7,156	195,931
	Intuit, Inc.	United States	2,522	1,585,077
[a]	Manhattan Associates, Inc.	United States	697	188,357
	Microsoft Corp.	United States	3,333	1,404,859
[a]	Palantir Technologies, Inc., Class A	United States	11,126	841,459
[a]	PTC, Inc.	United States	1,087	199,867
	Sage Group PLC	United Kingdom	10,241	163,273
	Salesforce, Inc.	United States	5,229	1,748,212
[a]	ServiceNow, Inc.	United States	1,770	1,876,412
[a]	Synopsys, Inc.	United States	723	350,915
[a]	Tyler Technologies, Inc.	United States	447	257,758
[a]	Zoom Communications, Inc., Class A	United States	2,667	217,654
				15,692,359
	Specialized REITs 0.2%
	Gaming & Leisure Properties, Inc.	United States	2,880	138,701
	VICI Properties, Inc.	United States	11,709	342,020
				480,721
	Specialty Retail 1.0%
	Best Buy Co., Inc.	United States	2,432	208,666
	Dick’s Sporting Goods, Inc.	United States	709	162,247
	Home Depot, Inc.	United States	1,407	547,309
	TJX Cos., Inc.	United States	15,237	1,840,782
	Williams-Sonoma, Inc.	United States	1,300	240,734
				2,999,738
	Technology Hardware, Storage & Peripherals 0.3%
	HP, Inc.	United States	10,837	353,611
	NetApp, Inc.	United States	2,597	301,460
	Seagate Technology Holdings PLC	United States	2,200	189,882
				844,953
	Textiles, Apparel & Luxury Goods 0.4%
	Asics Corp.	Japan	8,300	164,247
[a]	Deckers Outdoor Corp.	United States	1,812	367,999

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Lululemon Athletica, Inc.	United States	1,010	386,234
	Pandora AS	Denmark	927	169,526
				1,088,006
	Tobacco 0.5%
	Altria Group, Inc.	United States	26,235	1,371,828
	Trading Companies & Distributors 0.4%
	AerCap Holdings NV	Ireland	1,019	97,518
	Fastenal Co.	United States	8,660	622,741
	Marubeni Corp.	Japan	18,100	275,542
	Toyota Tsusho Corp.	Japan	8,600	154,752
				1,150,553
	Transportation Infrastructure 0.0%†
[b]	Aena SME SA	Spain	801	163,731
	Water Utilities 0.1%
	American Water Works Co., Inc.	United States	1,853	230,680
	Wireless Telecommunication Services 0.2%
	KDDI Corp.	Japan	13,000	417,065
	Vodafone Group PLC	United Kingdom	266,018	227,549
				644,614
	Total Common Stocks (Cost $106,287,127)			121,459,146
	Warrant 0.0%
	Software 0.0%
[a,c]	Constellation Software, Inc.	Canada	100	—
	Total Investments before Short-Term Investments (Cost $106,287,127)			121,459,146
	Short-Term Investments 52.7%
	Money Market Funds 52.7%
[d]	State Street Institutional U.S. Government Money Market Fund, 4.43%	United States	158,780,146	158,780,146
	Total Short-Term Investments (Cost $158,780,146)			158,780,146
	Total Investments (Cost $265,067,273) 93.0%			280,239,292
	Other Assets, less Liabilities 7.0%			21,130,627
	Net Assets 100.0%			$ 301,369,919
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $274,120, representing 0.1% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[d]The rate shown is the annualized seven-day effective yield at period end.
At December 31, 2024, the Fund had the following total return swap contracts outstanding.
Total Return Swaps Contracts
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Equity Contracts - Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	January 09, 2025	105,120	3,945,046

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
At December 31, 2024, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	10,666,300	$ 6,808,737	3/19/25	$ —	$ (203,978)
Brazilian Real	MSCO	Buy	14,204,599	2,332,217	3/19/25	—	(62,768)
Canadian Dollar	MSCO	Sell	48,074,178	33,846,284	3/19/25	325,274	—
Czech Koruna	MSCO	Sell	537,591,805	22,461,183	3/19/25	319,982	—
Euro	MSCO	Sell	26,063,098	27,340,841	3/19/25	262,454	—
Great British Pound	MSCO	Buy	26,646,752	33,699,827	3/19/25	—	(346,536)
Hungarian Forint	MSCO	Sell	4,910,323,084	12,458,114	3/19/25	144,949	—
Israeli Shekel	MSCO	Sell	14,193,253	3,950,342	3/19/25	47,324	—
Japanese Yen	MSCO	Buy	1,499,092,050	9,907,344	3/19/25	—	(288,804)
Mexican Peso	MSCO	Buy	19,285,766	943,368	3/19/25	—	(27,683)
New Zealand Dollar	MSCO	Sell	23,622,320	13,606,008	3/19/25	361,322	—
Norwegian Krone	MSCO	Buy	153,994,177	13,845,804	3/19/25	—	(289,450)
Polish Zloty	MSCO	Sell	42,683,711	10,429,618	3/19/25	125,372	—
South African Rand	MSCO	Buy	408,071,904	22,752,351	3/19/25	—	(1,275,450)
South Korean Won	MSCO	Buy	2,782,571,922	1,953,738	3/19/25	—	(58,285)
Swedish Krona	MSCO	Sell	74,965,823	6,825,436	3/19/25	12,829	—
Swiss Franc	MSCO	Sell	529,870	598,396	3/19/25	9,014	—
Total Forward Exchange Contracts						$1,608,520	$(2,552,954)
Net unrealized appreciation (depreciation)							$(944,434)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts
Brent Crude, March	Long	12	$ 895,680	1/31/25	$ 23,129
Cocoa, March	Long	26	3,035,500	3/14/25	476,943
Coffee ‘C’, March	Long	18	2,158,313	3/19/25	(6,627)
Gasoline Rbob, February	Long	70	5,907,048	1/31/25	49,020
Live Cattle, February	Long	7	536,480	2/28/25	(1,479)
Low Sulphur Gasoil, February	Long	91	6,294,925	2/12/25	163,968
Natural Gas, February	Long	29	1,053,570	1/29/25	143,318
NY Harbor ULSD, February	Long	26	2,529,509	1/31/25	83,376
Soybean Oil, March	Long	145	3,511,320	3/14/25	(204,898)
WTI Crude, February	Long	13	932,360	1/21/25	30,879
Copper, March	Short	35	3,523,188	3/27/25	171,614
Corn, March	Short	14	320,950	3/14/25	(18,067)
Cotton No. 2, March	Short	45	1,539,000	3/07/25	48,277
Gold 100 Ounce, February	Short	21	5,546,100	2/26/25	32,488
Lean Hog, February	Short	157	5,105,640	2/14/25	227,811
Platinum, April	Short	36	1,638,900	4/28/25	89,116
Silver, March	Short	5	731,050	3/27/25	36,176
Soybean Meal, March	Short	64	2,028,160	3/14/25	(198,590)
Soybean, March	Short	31	1,566,275	3/14/25	(13,329)
Sugar No. 11, February	Short	231	4,982,947	2/28/25	525,060
Wheat, March	Short	64	1,764,800	3/14/25	33,785
Interest rate contracts
Canada 10 Yr. Bond	Long	35	2,983,834	3/20/25	26,715
Euro-Bund	Long	18	2,487,188	3/06/25	(41,428)
Euro-OAT	Long	48	6,133,474	3/06/25	(123,989)
U.S. Treasury 10 Yr. Note	Long	259	28,166,250	3/20/25	(470,511)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Futures Contracts (continued)
Interest rate contracts (continued)
Australian 10 Yr. Bond	Short	107	7,477,886	3/17/25	55,136
Euro-BTP	Short	24	2,981,743	3/06/25	59,619
Index Contracts
FTSE/JSE Africa Top40 Index	Long	173	6,997,561	3/20/25	(299,564)
FTSE/MIB Index	Long	73	12,963,943	3/21/25	(325,174)
Hang Seng Index	Long	20	2,585,882	1/27/25	37,897
IBEX 35 Index	Long	121	14,517,489	1/17/25	(180,197)
Mex Bolsa Index	Long	218	5,260,874	3/21/25	(177,052)
S&P/TSX 60 Index	Long	16	3,304,353	3/20/25	(104,093)
SPI 200 Index	Long	22	2,774,660	3/20/25	(63,256)
CAC 40 10 Euro	Short	31	2,370,462	1/17/25	6,863
DAX Index	Short	27	14,015,597	3/21/25	389,317
EURO STOXX 50 Index	Short	255	12,888,403	3/21/25	294,788
FTSE 100 Index	Short	87	8,913,374	3/21/25	174,225
Nikkei 225 Mini	Short	3	761,644	3/13/25	(4,593)
OMXS30 Index	Short	235	5,280,947	1/17/25	180,969
S+P500 E-Mini	Short	17	5,045,387	3/21/25	189,218
Total Futures Contracts					$1,316,860

*As of period end.
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of December 31, 2024, expiration date 1/9/25:
	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 4.01%
Aptiv PLC	Jersey Islands	(4,279)	$ (258,794)
Bayerische Motoren Werke AG	Germany	(4,626)	(378,332)
Ford Motor Co.	United States	(63,134)	(625,027)
Honda Motor Co., Ltd.	Japan	(72,700)	(710,069)
Renault SA	France	(3,117)	(151,861)
Rivian Automotive, Inc.	United States	(11,009)	(146,420)
Toyota Motor Corp.	Japan	(73,900)	(1,479,317)
Volkswagen AG	Germany	(3,327)	(306,752)
			(4,056,572)
Banks 6.39%
Australia & New Zealand Banking Group Ltd.	Australia	(51,399)	(908,248)
Bank of Montreal	Canada	(12,200)	(1,183,778)
Commerzbank AG	Germany	(15,652)	(254,865)
FinecoBank Banca Fineco SpA	Italy	(9,926)	(172,574)
Hang Seng Bank Ltd.	Hong Kong	(12,200)	(150,067)
KeyCorp	United States	(15,656)	(268,344)
National Australia Bank Ltd.	Australia	(51,755)	(1,188,837)
Societe Generale SA	France	(7,628)	(214,531)
Sumitomo Mitsui Trust Holdings, Inc.	Japan	(10,700)	(251,364)
Svenska Handelsbanken AB, A	Sweden	(23,884)	(246,854)
United Overseas Bank Ltd.	Singapore	(14,600)	(388,813)
US Bancorp	United States	(25,880)	(1,237,840)
			(6,466,115)
Capital Goods 12.52%
Airbus SE	France	(9,364)	(1,500,812)
Ashtead Group PLC	United Kingdom	(8,445)	(525,124)
CNH Industrial NV	United Kingdom	(14,219)	(161,101)
Daikin Industries Ltd.	Japan	(4,300)	(510,550)
Daimler Truck Holding AG	Germany	(8,109)	(309,425)
Deere & Co.	United States	(3,426)	(1,451,596)
Epiroc AB, A	Sweden	(11,013)	(191,918)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
FANUC Corp.	Japan	(15,100)	(401,136)
Ferrovial SE	United States	(7,960)	(334,649)
Graco, Inc.	United States	(2,728)	(229,943)
Honeywell International, Inc.	United States	(6,839)	(1,544,862)
IDEX Corp.	United States	(1,235)	(258,473)
Jardine Matheson Holdings Ltd.	Hong Kong	(2,700)	(110,619)
Keppel Ltd.	Singapore	(23,700)	(118,830)
Melrose Industries PLC	United Kingdom	(21,223)	(147,198)
Nordson Corp.	United States	(882)	(184,550)
Northrop Grumman Corp.	United States	(2,240)	(1,051,210)
Rockwell Automation, Inc.	United States	(1,830)	(522,996)
Sandvik AB	Sweden	(17,435)	(312,905)
Skanska AB	Sweden	(5,647)	(118,927)
SMC Corp.	Japan	(1,000)	(395,648)
Thales SA	France	(1,413)	(202,867)
The Boeing Co.	United States	(9,804)	(1,735,308)
Toro Co.	United States	(1,645)	(131,764)
Vestas Wind Systems A/S	Denmark	(16,044)	(218,506)
			(12,670,917)
Commercial & Professional Services 0.81%
Computershare Ltd.	Australia	(7,237)	(152,123)
Dayforce, Inc.	United States	(2,557)	(185,741)
Jacobs Solutions, Inc.	United States	(2,052)	(274,188)
Rentokil Initial PLC	United Kingdom	(41,241)	(207,014)
			(819,066)
Consumer Discretionary Distribution & Retail 1.69%
CarMax, Inc.	United States	(2,499)	(204,318)
Genuine Parts Co.	United States	(2,227)	(260,025)
H & M AB, B	Sweden	(9,138)	(123,309)
O’Reilly Automotive, Inc.	United States	(948)	(1,124,138)
			(1,711,790)
Consumer Durables & Apparel 2.48%
Barratt Redrow PLC	United Kingdom	(22,139)	(122,026)
Hermes International SCA	France	(524)	(1,259,922)
Kering SA	France	(1,204)	(297,036)
Nike, Inc.	United States	(11,013)	(833,354)
			(2,512,338)
Consumer Services 5.28%
Darden Restaurants, Inc.	United States	(1,929)	(360,125)
DraftKings, Inc.	United States	(7,327)	(272,564)
Evolution AB	Sweden	(2,738)	(211,324)
Flutter Entertainment PLC	United Kingdom	(3,000)	(775,350)
Lottery Corp. Ltd.	Australia	(36,214)	(110,764)
McDonald’s Corp.	United States	(5,108)	(1,480,758)
Oriental Land Co. Ltd.	Japan	(18,200)	(396,287)
Restaurant Brands International, Inc.	Canada	(4,900)	(319,205)
Starbucks Corp.	United States	(15,502)	(1,414,558)
			(5,340,935)
Consumer Staples Distribution & Retail 0.87%
Coles Group Ltd.	Australia	(21,880)	(255,903)
Dollar Tree, Inc.	United States	(3,344)	(250,599)
Woolworths Group Ltd.	Australia	(19,676)	(371,441)
			(877,943)
Energy 7.08%
APA Corp.	United States	(5,808)	(134,107)
Chevron Corp.	United States	(9,801)	(1,419,577)
Diamondback Energy, Inc.	United States	(3,098)	(507,545)
Eni SpA	Italy	(37,673)	(510,646)
EQT Corp.	United States	(9,212)	(424,765)
Expand Energy Corp.	United States	(3,311)	(329,610)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Exxon Mobil Corp.	United States	(13,070)	(1,405,940)
Hess Corp.	United States	(4,494)	(597,747)
Santos Ltd.	Australia	(53,047)	(219,398)
Schlumberger NV	United States	(23,037)	(883,239)
Tourmaline Oil Corp.	Canada	(5,800)	(268,263)
Woodside Energy Group Ltd.	Australia	(30,910)	(470,793)
			(7,171,630)
Equity Real Estate Investment Trusts (REITs) 2.24%
Boston Properties, Inc.	United States	(2,369)	(176,159)
CapitaLand Integrated Commercial Trust REIT	Singapore	(96,200)	(136,099)
Healthpeak Properties, Inc.	United States	(11,237)	(227,774)
Realty Income Corp.	United States	(14,124)	(754,363)
SBA Communications Corp. REIT	United States	(1,704)	(347,275)
Segro PLC	United Kingdom	(21,373)	(187,694)
Sun Communities, Inc.	United States	(2,035)	(250,244)
WP Carey, Inc.	United States	(3,530)	(192,314)
			(2,271,922)
Financial Services 6.34%
Apollo Global Management, Inc.	United States	(6,704)	(1,107,233)
ASX Ltd.	Australia	(3,144)	(126,685)
Charles Schwab Corp.	United States	(18,888)	(1,397,901)
CME Group, Inc.	United States	(5,939)	(1,379,214)
Edenred SE	France	(3,970)	(130,522)
EQT AB	Sweden	(6,163)	(170,735)
FactSet Research Systems, Inc.	United States	(623)	(299,215)
Global Payments, Inc.	United States	(4,186)	(469,083)
Julius Baer Group Ltd.	Switzerland	(3,363)	(217,681)
London Stock Exchange Group PLC	United Kingdom	(7,895)	(1,115,827)
			(6,414,096)
Food, Beverage & Tobacco 3.25%
Brown-Forman Corp.	United States	(2,868)	(108,927)
Chocoladefabriken Lindt & Spruengli AG	Switzerland	(1)	(110,345)
Heineken NV	Netherlands	(4,668)	(332,076)
Hormel Foods Corp.	United States	(4,813)	(150,984)
J M Smucker Co.	United States	(1,716)	(188,966)
Japan Tobacco, Inc.	Japan	(19,800)	(514,024)
Kraft Heinz Co.	United States	(14,365)	(441,149)
Lamb Weston Holdings, Inc.	United States	(2,311)	(154,444)
McCormick & Co, Inc.	United States	(3,986)	(303,892)
Mowi ASA	Norway	(7,453)	(127,800)
Pernod Ricard SA	France	(3,213)	(362,650)
The Campbell’s Company	United States	(3,128)	(131,001)
The Hershey Co.	United States	(2,173)	(367,997)
			(3,294,255)
Health Care Equipment & Services 5.43%
Cochlear Ltd.	Australia	(1,090)	(195,632)
Coloplast A/S	Denmark	(2,074)	(226,419)
CVS Health Corp.	United States	(20,230)	(908,125)
Dexcom, Inc.	United States	(6,477)	(503,716)
Elevance Health, Inc.	United States	(3,653)	(1,347,592)
Henry Schein, Inc.	United States	(2,012)	(139,230)
Humana, Inc.	United States	(1,933)	(490,422)
Smith & Nephew PLC	United Kingdom	(14,050)	(174,449)
Sonic Healthcare Ltd.	Australia	(7,489)	(125,240)
UnitedHealth Group, Inc.	United States	(2,746)	(1,389,092)
			(5,499,917)
Household & Personal Products 0.67%
Reckitt Benckiser Group PLC	United Kingdom	(11,227)	(679,553)
Insurance 3.91%
Aon PLC	United States	(3,200)	(1,149,312)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Arthur J Gallagher & Co.	United States	(3,632)	(1,030,943)
ASR Nederland NV	Netherlands	(2,602)	(123,348)
Markel Corp.	United States	(211)	(364,235)
Prudential PLC	Hong Kong	(43,251)	(345,047)
QBE Insurance Group Ltd.	Australia	(25,003)	(297,228)
Tryg A/S	Denmark	(5,459)	(114,841)
Willis Towers Watson PLC	United States	(1,700)	(532,508)
			(3,957,462)
Materials 4.26%
Albemarle Corp.	United States	(1,865)	(160,539)
Anglo American PLC	United Kingdom	(20,342)	(602,260)
Antofagasta PLC	United Kingdom	(6,336)	(126,170)
Boliden AB	Sweden	(4,416)	(124,096)
Covestro AG	Germany	(2,943)	(171,146)
DSM-Firmenich AG	Switzerland	(3,020)	(305,591)
First Quantum Minerals Ltd.	Canada	(11,700)	(150,745)
Franco-Nevada Corp.	Canada	(1,700)	(199,669)
Ivanhoe Mines Ltd.	Canada	(11,700)	(138,786)
James Hardie Industries PLC	Australia	(7,034)	(218,060)
Martin Marietta Materials, Inc.	United States	(510)	(263,415)
Norsk Hydro ASA	Norway	(23,035)	(126,844)
Novozymes A/S	Denmark	(5,770)	(326,654)
Sika AG	Switzerland	(1,777)	(423,146)
Smurfit Westrock PLC	Ireland	(8,500)	(457,810)
South32 Ltd.	Australia	(72,958)	(153,585)
Svenska Cellulosa AB	Sweden	(10,033)	(127,532)
UPM-Kymmene OYJ	Finland	(8,560)	(235,425)
			(4,311,473)
Media & Entertainment 3.10%
Charter Communications, Inc., A	United States	(1,667)	(571,398)
Interpublic Group of Cos., Inc.	United States	(5,916)	(165,766)
Liberty Media Corp.	United States	(3,544)	(328,387)
Pinterest Inc., A	United States	(9,611)	(278,719)
Roku Inc.	United States	(2,114)	(157,155)
Snap, Inc.	United States	(17,108)	(184,253)
Take-Two Interactive Software, Inc.	United States	(2,867)	(527,757)
Universal Music Group NV	Netherlands	(13,382)	(342,547)
Warner Bros Discovery, Inc.	United States	(38,348)	(405,338)
WPP PLC	United Kingdom	(17,323)	(179,507)
			(3,140,827)
Pharmaceuticals, Biotechnology & Life Sciences 7.48%
Astellas Pharma, Inc.	Japan	(29,600)	(289,013)
AstraZeneca PLC	United Kingdom	(9,881)	(1,295,411)
Bayer AG	Germany	(15,909)	(318,174)
Eisai Co. Ltd.	Japan	(4,300)	(118,444)
Eli Lilly & Co.	United States	(1,915)	(1,478,380)
Exact Sciences Corp.	United States	(3,046)	(171,155)
Illumina, Inc.	United States	(2,478)	(331,135)
Merck & Co., Inc.	United States	(11,051)	(1,099,354)
Merck KGaA	Germany	(2,087)	(302,336)
Moderna, Inc.	United States	(5,187)	(215,676)
Pfizer, Inc.	United States	(58,987)	(1,564,925)
West Pharmaceutical Services, Inc.	United States	(1,184)	(387,831)
			(7,571,834)
Real Estate Management & Development 0.84%
CoStar Group, Inc.	United States	(6,570)	(470,346)
Vonovia SE	Germany	(12,556)	(381,211)
			(851,557)
Semiconductors & Semiconductor Equipment 7.05%
Advanced Micro Devices, Inc.	United States	(11,764)	(1,420,974)
ASML Holding NV	Netherlands	(2,182)	(1,533,496)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
BE Semiconductor Industries NV	Netherlands	(1,248)	(170,972)
Enphase Energy, Inc.	United States	(2,068)	(142,030)
Entegris, Inc.	United States	(2,437)	(241,409)
First Solar, Inc.	United States	(1,610)	(283,746)
Infineon Technologies AG	Germany	(20,909)	(679,850)
Intel Corp.	United States	(70,104)	(1,405,585)
Micron Technology, Inc.	United States	(14,973)	(1,260,128)
			(7,138,190)
Software & Services 4.11%
Accenture PLC	United States	(4,300)	(1,512,697)
Cloudflare, Inc., A	United States	(4,923)	(530,109)
Dassault Systemes SE	France	(10,877)	(377,315)
MongoDB, Inc.	United States	(1,181)	(274,949)
NTT Data Group Corp.	Japan	(10,400)	(200,509)
Okta, Inc., A	United States	(2,737)	(215,676)
Snowflake, Inc.	United States	(4,999)	(771,895)
Zscaler, Inc.	United States	(1,547)	(279,094)
			(4,162,244)
Technology Hardware & Equipment 3.73%
CDW Corp.	United States	(2,150)	(374,186)
Hexagon AB	Sweden	(33,823)	(323,253)
Keyence Corp.	Japan	(3,200)	(1,315,958)
Kyocera Corp.	Japan	(20,700)	(207,514)
Pure Storage, Inc.	United States	(5,165)	(317,286)
Super Micro Computer, Inc.	United States	(8,550)	(260,604)
Teledyne Technologies, Inc.	United States	(768)	(356,452)
Trimble, Inc.	United States	(3,997)	(282,428)
Western Digital Corp.	United States	(5,663)	(337,685)
			(3,775,366)
Telecommunication Services 1.77%
Cellnex Telecom SA	Spain	(8,848)	(279,536)
Nippon Telegraph & Telephone Corp.	Japan	(499,700)	(502,371)
SoftBank Group Corp.	Japan	(15,500)	(905,876)
TELUS Corp.	Canada	(8,000)	(108,413)
			(1,796,196)
Transportation 1.13%
DSV A/S	Denmark	(1,944)	(412,738)
Knight-Swift Transportation Holdings, Inc.	United States	(2,590)	(137,374)
Kuehne + Nagel International AG	Switzerland	(791)	(181,373)
Transurban Group	Australia	(49,910)	(413,775)
			(1,145,260)
Utilities 3.56%
AES Corp/The	United States	(11,126)	(143,192)
Alliant Energy Corp.	United States	(1,945)	(115,027)
CenterPoint Energy, Inc.	United States	(10,730)	(340,463)
EDP - Energias de Portugal SA	Portugal	(51,259)	(164,066)
Emera, Inc.	Canada	(4,800)	(179,324)
Eversource Energy	United States	(5,783)	(332,118)
Kansai Electric Power Co. Inc.	Japan	(15,800)	(176,287)
National Grid PLC	United Kingdom	(80,053)	(952,455)
Origin Energy Ltd.	Australia	(17,462)	(117,846)
Severn Trent PLC	United Kingdom	(4,494)	(141,157)
Snam SpA	Italy	(32,442)	(143,680)
Terna - Rete Elettrica Nazionale	Italy	(23,062)	(181,971)
Xcel Energy, Inc.	United States	(9,174)	(619,429)
			(3,607,015)
Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$ (101,244,473)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Abbreviations
Selected Portfolio
ADR	–	American Depositary Receipt
CAC	–	Cotation Assistée en Continu (French Index)
LIBOR	–	London Interbank Offered Rate
MSCO	–	Morgan Stanley
MSCS	–	Morgan Stanley Capital Services Inc.
OAT	–	Obligation Assumable by the Treasurer
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement
ULSD	–	Ultra-Low Sulfur Diesel

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin U.S. Core Bond ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 27.1%
	Aerospace & Defense 0.3%
	Boeing Co., 3.50%, 3/01/39	United States	5,000,000	$ 3,723,315
	Howmet Aerospace, Inc., 4.85%, 10/15/31	United States	4,350,000	4,268,313
				7,991,628
	Agriculture 0.7%
	Altria Group, Inc., 3.40%, 5/06/30	United States	5,000,000	4,589,917
[a]	Cargill, Inc., 2.125%, 11/10/31	United States	5,000,000	4,135,489
[a]	Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000	3,916,653
	Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000	3,608,660
				16,250,719
	Airlines 0.3%
	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	3,674,225	3,385,855
[a]	Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	2,566,880	2,551,589
	United Airlines Pass-Through Trust,
	Series 2020-1, Class A, 5.875%, 4/15/29	United States	45,493	46,503
	Series 2019-2, Class A, 2.90%, 11/01/29	United States	776,483	712,984
	Series 2020-1, Class B, 4.875%, 7/15/27	United States	960,000	958,848
				7,655,779
	Apparel 0.1%
	Tapestry, Inc., 5.50%, 3/11/35	United States	1,800,000	1,751,731
	Auto Manufacturers 0.2%
	Hyundai Capital America,
	[a] 5.30%, 1/08/29	United States	2,600,000	2,606,282
	[a] 5.35%, 3/19/29	United States	885,000	890,321
				3,496,603
	Banks 7.0%
[a]	ABN AMRO Bank NV, 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	1,100,000	1,124,661
	Bank of America Corp.,
	1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000	2,340,241
	2.687% to 4/22/31, FRN thereafter, 4/22/32	United States	3,000,000	2,580,010
	2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,643,996
	3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000	7,861,890
	2.299% to 7/21/31, FRN thereafter, 7/21/32	United States	6,200,000	5,171,242
	4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000	2,706,164
	5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,000,000	1,001,547
[a]	BNP Paribas SA, 5.176% to 1/09/29, FRN thereafter, 1/09/30	France	4,400,000	4,387,095
[a]	BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,503,155
	Citigroup, Inc.,
	4.45%, 9/29/27	United States	1,500,000	1,480,199
	4.125%, 7/25/28	United States	2,300,000	2,237,747
	3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,546,787
[a]	Danske Bank AS, 5.705% to 3/01/29, FRN thereafter, 3/01/30	Denmark	4,000,000	4,058,962
	Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000	3,755,172
	Fifth Third Bancorp,
	4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	3,000,000	2,940,247
	5.631% to 1/29/31, FRN thereafter, 1/29/32	United States	5,000,000	5,057,445
	Goldman Sachs Group, Inc.,
	1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000	4,935,772
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,428,876
	2.383% to 7/21/31, FRN thereafter, 7/21/32	United States	6,300,000	5,252,733
	2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000	4,960,255
	HSBC Holdings PLC,
	2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,781,803
	2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,107,427

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Huntington Bancshares, Inc., 2.55%, 2/04/30	United States	4,600,000	4,052,577
	JPMorgan Chase & Co.,
	2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	4,474,389
	2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,762,660
	1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	7,000,000	5,804,828
	6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	1,550,000	1,608,035
	5.336% to 1/23/34, FRN thereafter, 1/23/35	United States	1,300,000	1,292,318
	Lloyds Banking Group PLC, 5.871% to 3/06/28, FRN thereafter, 3/06/29	United Kingdom	3,000,000	3,056,763
	Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000	2,763,857
	Morgan Stanley,
	2.699% to 1/22/30, FRN thereafter, 1/22/31	United States	2,200,000	1,955,479
	1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	6,000,000	4,897,289
	2.239% to 7/21/31, FRN thereafter, 7/21/32	United States	10,000,000	8,284,035
	3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	3,995,562
	5.466% to 1/18/34, FRN thereafter, 1/18/35	United States	1,000,000	994,898
	PNC Financial Services Group, Inc., 5.676% to 1/22/34, FRN thereafter, 1/22/35	United States	1,050,000	1,062,597
	Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	3,047,710
[a]	Societe Generale SA, 1.792% to 6/09/26, FRN thereafter, 6/09/27	France	4,300,000	4,093,917
	Toronto-Dominion Bank, 4.693%, 9/15/27	Canada	4,700,000	4,690,546
	Truist Financial Corp.,
	1.887% to 6/07/28, FRN thereafter, 6/07/29	United States	3,000,000	2,707,526
	5.153% to 8/05/31, FRN thereafter, 8/05/32	United States	5,000,000	4,943,305
	UBS Group AG,
	[a] 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	554,024
	4.55%, 4/17/26	Switzerland	950,000	947,141
	[a] 6.246% to 9/22/28, FRN thereafter, 9/22/29	Switzerland	3,400,000	3,523,901
	Wells Fargo & Co.,
	2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	9,295,171
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	2,000,000	1,753,838
	5.198% to 1/22/29, FRN thereafter, 1/23/30	United States	2,250,000	2,257,041
				160,682,833
	Beverages 0.2%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	5,500,000	5,221,687
	Biotechnology 0.8%
	Amgen, Inc., 5.25%, 3/02/33	United States	3,400,000	3,376,299
	Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	484,035
	Illumina, Inc., 5.80%, 12/12/25	United States	1,400,000	1,410,967
	Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	United States	8,000,000	6,661,369
	Royalty Pharma PLC,
	2.20%, 9/02/30	United States	5,000,000	4,248,598
	2.15%, 9/02/31	United States	2,600,000	2,135,816
				18,317,084
	Building Products 0.1%
	NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,256,801
	Chemicals 0.1%
[a]	Solvay Finance America LLC, 5.85%, 6/04/34	Belgium	3,000,000	3,047,420
	Commercial Services & Supplies 0.2%
	Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,901,065
	Construction Materials 0.3%
	Owens Corning, 5.70%, 6/15/34	United States	7,000,000	7,115,060
	Diversified REITs 0.1%
	Essex Portfolio LP, 2.65%, 3/15/32	United States	4,000,000	3,370,455
	Diversified Telecommunication Services 0.3%
	America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,396,555
	Orange SA, 9.00%, 3/01/31	France	3,000,000	3,573,866
				6,970,421

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Electric 1.7%
	Constellation Energy Generation LLC,
	5.80%, 3/01/33	United States	5,500,000	5,623,046
	6.125%, 1/15/34	United States	1,050,000	1,099,784
	DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,791,113
	Duke Energy Corp., 2.45%, 6/01/30	United States	3,900,000	3,420,416
	Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	499,296
[a]	Electricite de France SA, 5.70%, 5/23/28	France	600,000	609,945
	NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	United States	5,000,000	4,904,326
	Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	4,219,676
[a]	Vistra Operations Co. LLC, 4.30%, 7/15/29	United States	7,000,000	6,689,819
	Xcel Energy, Inc.,
	4.60%, 6/01/32	United States	5,200,000	4,952,750
	5.45%, 8/15/33	United States	3,300,000	3,275,347
				38,085,518
	Electric Utilities 1.3%
[a]	Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	3,151,611
	Duke Energy Corp., 3.75%, 9/01/46	United States	5,000,000	3,686,822
[a]	EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	4,088,963
	Enel Finance International NV,
	[a] 3.50%, 4/06/28	Italy	2,700,000	2,573,065
	[a] 2.50%, 7/12/31	Italy	3,500,000	2,936,626
	Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,291,341
	Georgia Power Co., Series 2010-C, 4.75%, 9/01/40	United States	1,400,000	1,281,482
	MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	816,301
[a]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	608,862
	Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,637,887
	Virginia Electric & Power Co., Series B, 3.80%, 9/15/47	United States	1,600,000	1,201,086
				30,274,046
	Electronic Equipment, Instruments & Components 0.1%
	Flex Ltd., 4.875%, 5/12/30	United States	3,000,000	2,927,636
	Entertainment 0.0%†
	Warnermedia Holdings, Inc., 4.054%, 3/15/29	United States	900,000	837,672
	Environmental Control 0.2%
	Republic Services, Inc., 5.00%, 4/01/34	United States	5,000,000	4,879,630
	Financial Services 0.5%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	2,982,678
	Capital One Financial Corp., 5.463% to 7/26/29, FRN thereafter, 7/26/30	United States	9,000,000	9,029,839
				12,012,517
	Food 0.6%
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	3,700,000	3,685,504
[a]	Mars, Inc., 3.20%, 4/01/30	United States	3,200,000	2,954,308
	McCormick & Co., Inc., 2.50%, 4/15/30	United States	4,200,000	3,712,150
	Mondelez International, Inc., 4.75%, 8/28/34	United States	4,500,000	4,308,735
				14,660,697
	Health Care Providers & Services 1.0%
	Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,292,296
	HCA, Inc., 3.625%, 3/15/32	United States	6,500,000	5,730,675
	Icon Investments Six DAC, 6.00%, 5/08/34	United States	365,000	368,701
	IQVIA, Inc., 6.25%, 2/01/29	United States	5,200,000	5,380,788
	UnitedHealth Group, Inc.,
	2.00%, 5/15/30	United States	3,000,000	2,586,552
	4.50%, 4/15/33	United States	2,000,000	1,898,194
	5.15%, 7/15/34	United States	1,900,000	1,875,665
				22,132,871

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Healthcare-Products 0.7%
	Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	5,340,104
	Boston Scientific Corp., 2.65%, 6/01/30	United States	6,000,000	5,358,906
	GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	4,200,000	4,365,625
				15,064,635
	Home Builders 0.2%
	Toll Brothers Finance Corp., 3.80%, 11/01/29	United States	4,600,000	4,334,706
	Household Products 0.3%
	Haleon U.S. Capital LLC, 3.625%, 3/24/32	United States	6,500,000	5,887,599
	Insurance 1.8%
[a]	AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,577,449
	Aon Corp., 2.80%, 5/15/30	United States	7,000,000	6,241,668
	Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	1,992,361
	Arthur J Gallagher & Co., 5.45%, 7/15/34	United States	5,000,000	5,031,476
	Brown & Brown, Inc., 2.375%, 3/15/31	United States	2,000,000	1,682,066
	Corebridge Financial, Inc.,
	3.90%, 4/05/32	United States	1,500,000	1,365,680
	6.05%, 9/15/33	United States	2,400,000	2,483,980
[a]	Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	2,059,035
[a]	Five Corners Funding Trust II, 2.85%, 5/15/30	United States	7,000,000	6,261,838
[a]	Metropolitan Life Global Funding I, 4.30%, 8/25/29	United States	1,400,000	1,363,598
[a]	New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,216,786
	Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,151,008
[a]	RGA Global Funding, 5.50%, 1/11/31	United States	2,100,000	2,123,370
[a]	Sammons Financial Group, Inc., 6.875%, 4/15/34	United States	2,500,000	2,617,437
				42,167,752
	Internet 0.1%
	Netflix, Inc., 4.90%, 8/15/34	United States	1,945,000	1,905,799
	IT Services 0.1%
	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	United States	3,000,000	2,927,135
	Lodging 0.1%
	Marriott International, Inc., 5.30%, 5/15/34	United States	1,400,000	1,390,085
	Machinery-Diversified 0.3%
	Ingersoll Rand, Inc., 5.70%, 8/14/33	United States	4,200,000	4,299,769
	Westinghouse Air Brake Technologies Corp., 4.70%, 9/15/28	United States	2,000,000	1,982,215
				6,281,984
	Media 0.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	2.80%, 4/01/31	United States	5,000,000	4,218,601
	3.50%, 3/01/42	United States	1,500,000	1,020,023
	Comcast Corp.,
	4.25%, 1/15/33	United States	6,000,000	5,601,278
	1.50%, 2/15/31	United States	3,000,000	2,442,898
	Fox Corp., 6.50%, 10/13/33	United States	2,100,000	2,214,027
	NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	937,959
				16,434,786
	Metals & Mining 0.0%†
[a]	Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	902,021
	Multi-Utilities 0.1%
	Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	3,000,000	2,859,232
	Oil & Gas 1.0%
[a]	Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	4,061,263
	BP Capital Markets America, Inc., 4.893%, 9/11/33	United States	5,300,000	5,129,297
	Canadian Natural Resources Ltd., 2.95%, 7/15/30	Canada	6,300,000	5,598,599
	TotalEnergies Capital SA, 4.724%, 9/10/34	France	4,100,000	3,943,725
[a]	Var Energi ASA, 8.00%, 11/15/32	Norway	3,800,000	4,274,065
				23,006,949

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Oil, Gas & Consumable Fuels 0.3%
	Cheniere Energy, Inc., 5.65%, 4/15/34	United States	2,700,000	2,717,304
[a]	Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	826,563
	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,906,932
				7,450,799
	Packaging & Containers 0.1%
	Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	3,069,942
	Paper & Forest Products 0.0%†
	Suzano Austria GmbH, 3.125%, 1/15/32	Brazil	1,300,000	1,079,421
	Pharmaceuticals 0.8%
[a]	Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,292,619
	Bristol-Myers Squibb Co., 4.125%, 6/15/39	United States	3,200,000	2,764,353
	CVS Health Corp.,
	4.875%, 7/20/35	United States	1,400,000	1,272,986
	1.875%, 2/28/31	United States	6,000,000	4,839,242
	5.30%, 6/01/33	United States	2,000,000	1,918,040
	Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,652,528
				17,739,768
	Pipelines 1.0%
	Energy Transfer LP,
	6.40%, 12/01/30	United States	5,800,000	6,132,410
	5.55%, 5/15/34	United States	2,300,000	2,289,729
	Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,434,154
	MPLX LP,
	2.65%, 8/15/30	United States	2,500,000	2,188,724
	5.50%, 6/01/34	United States	3,200,000	3,155,896
	Targa Resources Corp., 6.50%, 3/30/34	United States	5,000,000	5,285,684
				22,486,597
	Real Estate Investment Trusts (REITs) 0.2%
	Alexandria Real Estate Equities, Inc., 1.875%, 2/01/33	United States	4,000,000	3,083,661
[a]	Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/01/29	United States	1,200,000	1,213,898
				4,297,559
	Real Estate Management & Development 0.4%
	Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,702,238
	VICI Properties LP, 4.95%, 2/15/30	United States	5,000,000	4,904,714
[a]	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,000,000	1,886,033
				8,492,985
	Retail 0.6%
	Dollar Tree, Inc., 4.20%, 5/15/28	United States	5,000,000	4,863,468
	Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	5,000,000	4,924,603
	McDonald’s Corp., 5.20%, 5/17/34	United States	4,000,000	4,043,218
				13,831,289
	Software 0.8%
	AppLovin Corp., 5.375%, 12/01/31	United States	2,365,000	2,366,730
	Fiserv, Inc.,
	3.50%, 7/01/29	United States	1,800,000	1,690,376
	2.65%, 6/01/30	United States	4,700,000	4,156,232
	Oracle Corp., 2.875%, 3/25/31	United States	5,000,000	4,401,962
	ServiceNow, Inc., 1.40%, 9/01/30	United States	8,000,000	6,651,019
				19,266,319
	Telecommunications 1.3%
	AT&T, Inc., 2.55%, 12/01/33	United States	12,800,000	10,315,117
	Motorola Solutions, Inc., 5.40%, 4/15/34	United States	7,000,000	7,006,557
	T-Mobile USA, Inc.,
	3.75%, 4/15/27	United States	5,000,000	4,886,223
	3.875%, 4/15/30	United States	3,000,000	2,824,440
	Verizon Communications, Inc., 1.75%, 1/20/31	United States	5,000,000	4,122,208
				29,154,545

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Transportation 0.1%
Burlington Northern Santa Fe LLC, 4.15%, 4/01/45	United States	2,300,000	1,893,190
Total Corporate Bonds & Notes (Cost $651,174,088)			625,764,970
U.S. Government & Agency Securities 66.8%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	2,974,158
Federal Home Loan Mortgage Corp.,
2.00%, 4/01/37	United States	4,221,569	3,731,101
2.00%, 8/01/37	United States	4,355,896	3,849,804
2.00%, 3/01/51	United States	26,680,977	20,936,116
2.00%, 5/01/51	United States	10,324,349	8,098,343
2.00%, 1/01/52	United States	2,466,664	1,921,287
2.00%, 1/01/52	United States	718,344	559,519
2.00%, 3/01/52	United States	422,267	328,904
2.00%, 4/01/52	United States	4,695,891	3,663,768
2.00%, 8/01/52	United States	23,655,861	18,468,373
2.50%, 4/01/37	United States	3,161,794	2,873,081
2.50%, 4/01/37	United States	844,644	768,633
2.50%, 5/01/37	United States	3,347,569	3,041,894
2.50%, 9/01/51	United States	1,967,867	1,605,265
2.50%, 1/01/52	United States	587,841	479,307
2.50%, 3/01/52	United States	6,234,043	5,097,043
2.50%, 4/01/52	United States	14,485,940	11,851,243
3.00%, 4/01/37	United States	402,306	374,561
3.00%, 6/01/37	United States	3,478,582	3,238,642
3.00%, 8/01/37	United States	445,761	415,011
3.00%, 9/01/37	United States	599,105	557,774
3.00%, 3/01/50	United States	12,794,161	11,047,992
3.00%, 3/01/50	United States	4,866,235	4,199,831
3.00%, 3/01/52	United States	4,528,704	3,849,850
3.00%, 6/01/52	United States	3,879,632	3,298,074
3.00%, 7/01/52	United States	3,099,386	2,639,809
3.00%, 7/01/52	United States	384,650	326,991
3.00%, 9/01/52	United States	9,454,153	8,047,828
3.50%, 2/01/47	United States	1,261,435	1,132,653
3.50%, 2/01/47	United States	2,377,870	2,135,080
3.50%, 3/01/48	United States	1,479,285	1,328,203
3.50%, 3/01/48	United States	3,057,331	2,745,097
3.50%, 4/01/52	United States	2,798,063	2,479,407
3.50%, 6/01/52	United States	4,566,557	4,048,507
3.50%, 7/01/52	United States	2,793,581	2,473,360
3.50%, 7/01/52	United States	4,269,295	3,779,978
3.50%, 11/01/52	United States	16,381,680	14,515,263
3.50%, 12/01/52	United States	2,919,775	2,587,262
3.50%, 8/01/53	United States	7,798,827	6,907,885
4.00%, 11/01/45	United States	2,148,295	1,995,739
4.00%, 6/01/48	United States	4,377,661	4,072,439
4.00%, 5/01/50	United States	4,737,250	4,417,793
4.00%, 9/01/52	United States	4,290,825	3,932,072
4.00%, 10/01/52	United States	3,301,142	3,023,156
4.00%, 1/01/54	United States	3,570,306	3,271,224
4.00%, 1/01/55	United States	4,205,000	3,847,043
4.50%, 8/01/52	United States	635,296	598,199
4.50%, 10/01/52	United States	5,510,165	5,195,417
5.00%, 12/01/54	United States	601,264	580,656
5.00%, 1/01/55	United States	3,990,000	3,853,241
5.50%, 11/01/54	United States	9,843,426	9,719,351
6.00%, 8/01/54	United States	3,835,895	3,855,720
6.00%, 8/01/54	United States	1,463,201	1,472,560
6.00%, 1/01/55	United States	14,810,000	14,886,733
Federal National Mortgage Association,
1.50%, 9/01/51	United States	3,939,352	2,919,415
2.00%, 5/01/36	United States	8,849,807	7,850,411
2.00%, 4/01/37	United States	386,267	341,390
2.00%, 7/01/51	United States	19,829,781	15,549,745

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
2.00%, 8/01/51	United States	13,000,210	10,181,904
2.00%, 10/01/51	United States	18,253,415	14,285,959
2.00%, 2/01/52	United States	2,867,931	2,235,564
2.00%, 2/01/52	United States	8,771,157	6,861,942
2.00%, 3/01/52	United States	5,794,941	4,518,926
2.50%, 7/01/37	United States	3,637,551	3,316,637
2.50%, 4/01/51	United States	24,076,102	19,808,996
2.50%, 7/01/51	United States	6,389,732	5,253,207
2.50%, 8/01/51	United States	4,000,857	3,280,018
2.50%, 12/01/51	United States	14,226,539	11,644,881
2.50%, 2/01/52	United States	1,456,075	1,189,559
2.50%, 3/01/52	United States	10,440,495	8,529,289
2.50%, 4/01/52	United States	4,707,797	3,853,450
3.00%, 9/01/37	United States	450,546	419,465
3.00%, 9/01/37	United States	3,629,521	3,396,756
3.00%, 10/01/37	United States	3,888,851	3,620,563
3.00%, 4/01/50	United States	5,141,709	4,463,816
3.00%, 9/01/50	United States	4,294,019	3,695,280
3.00%, 11/01/51	United States	4,698,770	4,022,183
3.00%, 3/01/52	United States	4,287,629	3,646,623
3.00%, 5/01/52	United States	4,631,277	3,945,546
3.00%, 5/01/52	United States	3,869,379	3,297,306
3.00%, 6/01/52	United States	6,563,670	5,587,248
3.00%, 6/01/52	United States	4,529,208	3,851,440
3.00%, 3/01/53	United States	8,167,544	6,958,406
3.50%, 6/01/49	United States	531,871	476,976
3.50%, 8/01/49	United States	8,399,431	7,541,459
3.50%, 11/01/52	United States	4,314,779	3,821,049
4.00%, 2/01/49	United States	344,681	321,900
4.50%, 7/01/47	United States	4,522,024	4,346,517
4.50%, 5/01/48	United States	2,267,545	2,173,248
4.50%, 12/01/48	United States	3,146,059	3,002,522
4.50%, 2/01/50	United States	1,369,661	1,310,476
4.50%, 11/01/52	United States	6,174,790	5,822,525
5.00%, 10/01/52	United States	3,085,559	2,988,747
5.00%, 1/01/53	United States	5,119,611	4,958,980
5.00%, 5/01/53	United States	3,220,670	3,114,008
5.00%, 8/01/53	United States	4,254,171	4,110,053
5.00%, 10/01/54	United States	18,975,784	18,325,986
5.00%, 1/01/55	United States	3,988,000	3,851,309
5.50%, 5/01/53	United States	7,903,198	7,817,627
5.50%, 10/01/54	United States	7,228,607	7,137,492
6.00%, 8/01/53	United States	7,266,857	7,310,749
6.00%, 7/01/54	United States	406,185	408,852
6.00%, 9/01/54	United States	2,610,446	2,623,971
Government National Mortgage Association,
2.00%, 10/20/50	United States	12,216,540	9,786,548
2.00%, 2/20/52	United States	4,640,257	3,719,069
2.00%, 4/20/52	United States	3,011,943	2,413,943
2.00%, 5/20/52	United States	8,280,111	6,636,889
2.50%, 4/20/52	United States	8,178,416	6,838,276
2.50%, 6/20/52	United States	3,159,239	2,641,557
3.00%, 11/20/51	United States	5,425,904	4,710,729
3.50%, 10/20/47	United States	5,975,277	5,393,031
3.50%, 5/20/52	United States	5,250,833	4,698,260
3.50%, 6/20/52	United States	2,328,629	2,083,573
4.00%, 6/20/52	United States	6,374,678	5,881,382
4.50%, 5/20/53	United States	6,126,599	5,800,545
4.50%, 9/20/53	United States	6,079,123	5,753,088
5.00%, 9/20/53	United States	3,039,631	2,953,968
5.00%, 10/20/53	United States	4,523,554	4,395,374
5.00%, 9/20/54	United States	7,434,442	7,218,015
5.00%, 10/20/54	United States	10,110,236	9,817,468
5.50%, 5/20/53	United States	6,570,719	6,537,751
5.50%, 7/20/54	United States	8,119,840	8,059,538

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
5.50%, 9/20/54	United States	18,665,610	18,526,988
6.00%, 6/20/54	United States	3,807,464	3,836,572
6.00%, 10/20/54	United States	11,082,841	11,167,570
6.50%, 8/20/54	United States	425,458	433,175
6.50%, 12/20/54	United States	7,390,000	7,534,272
U.S. Treasury Bonds,
1.125%, 5/15/40	United States	9,980,000	6,008,708
1.125%, 8/15/40	United States	21,200,000	12,653,265
1.25%, 5/15/50	United States	53,230,000	25,252,174
1.375%, 8/15/50	United States	68,475,000	33,413,862
1.875%, 2/15/51	United States	2,100,000	1,168,276
2.00%, 11/15/41	United States	39,050,000	26,241,060
2.00%, 2/15/50	United States	17,200,000	9,992,221
2.00%, 8/15/51	United States	4,900,000	2,801,248
2.25%, 8/15/46	United States	10,314,000	6,661,533
2.25%, 8/15/49	United States	10,205,000	6,321,275
2.25%, 2/15/52	United States	8,835,000	5,358,548
2.75%, 8/15/42	United States	19,789,000	14,874,885
2.75%, 11/15/42	United States	12,800,000	9,570,982
2.75%, 11/15/47	United States	5,120,000	3,594,317
3.00%, 11/15/44	United States	45,795,000	34,769,917
3.00%, 2/15/49	United States	29,178,000	21,237,328
3.625%, 2/15/53	United States	14,600,000	11,866,924
3.625%, 5/15/53	United States	9,950,000	8,091,486
4.125%, 8/15/53	United States	14,000,000	12,473,387
4.25%, 2/15/54	United States	3,315,000	3,025,146
U.S. Treasury Notes,
0.375%, 11/30/25	United States	82,150,000	79,335,893
0.375%, 1/31/26	United States	63,700,000	61,129,551
0.50%, 6/30/27	United States	9,250,000	8,435,023
0.875%, 6/30/26	United States	73,300,000	69,755,407
1.25%, 12/31/26	United States	176,185,000	166,195,631
1.25%, 5/31/28	United States	30,170,000	27,253,309
1.375%, 11/15/31	United States	2,400,000	1,961,658
2.25%, 8/15/27	United States	6,800,000	6,464,700
2.75%, 8/15/32	United States	12,400,000	11,000,557
3.25%, 6/30/27	United States	78,565,000	76,734,692
3.50%, 4/30/28	United States	7,500,000	7,312,570
3.75%, 5/31/30	United States	46,000,000	44,532,784
3.875%, 8/15/33	United States	7,300,000	6,949,832
3.875%, 8/15/34	United States	36,535,000	34,556,658
4.00%, 10/31/29	United States	20,953,000	20,604,469
4.125%, 7/31/28	United States	12,700,000	12,614,585
4.125%, 8/31/30	United States	9,400,000	9,257,308
Total U.S. Government & Agency Securities (Cost $1,633,140,509)			1,543,397,361
Municipal Bonds 0.8%
California 0.8%
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	5,250,000	4,757,930
San Bernardino Community College District,
Refunding, 2.686%, 8/01/41	United States	6,140,000	4,428,466
Refunding, 2.856%, 8/01/49	United States	3,575,000	2,381,614
Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,798,217
			17,366,227
Ohio 0.0%†
Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	981,265
Total Municipal Bonds (Cost $23,613,656)			18,347,492
Foreign Government and Agency Securities 0.7%
Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	761,948
Peru Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	5,006,137

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,630,681
[a]	Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,700,108
	Total Foreign Government and Agency Securities (Cost $17,315,636)			15,098,874
	Asset-Backed Security 0.3%
[a]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	6,147,862
	Total Asset-Backed Securities (Cost $6,617,160)			6,147,862
	Commercial Mortgage-Backed Securities 1.5%
	Bank,
	Series 2021-BN33, Class A5, 2.556%, 5/15/64	United States	2,780,000	2,385,143
	[b] Series 2022-BNK40, Class A4, 3.393%, 3/15/64	United States	2,800,000	2,496,269
	Benchmark Mortgage Trust,
	Series 2021-B31, Class A5, 2.669%, 12/15/54	United States	2,780,000	2,364,230
	[b] Series 2022-B32, Class A5, 3.002%, 1/15/55	United States	5,560,000	4,712,078
	[b] Series 2023-V3, Class A3, 6.363%, 7/15/56	United States	540,000	560,652
	BX Commercial Mortgage Trust,
	[a,b] Series 2021-VOLT, Class B, 1 mo. USD Term SOFR + 1.06%, 5.462%, 9/15/36	United States	3,190,000	3,179,698
	[a,b] Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 5.41%, 2/15/39	United States	2,207,309	2,209,100
[a,b]	BX Mortgage Trust, Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 5.201%, 10/15/36	United States	3,090,000	3,075,975
[a,b]	BX Trust, Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.49%, 5.888%, 4/15/37	United States	3,676,926	3,684,327
	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	United States	1,870,000	1,819,401
	Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A2, 2.45%, 7/10/49	United States	1,195,501	1,166,197
	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	United States	1,460,000	1,448,341
	GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49	United States	850,000	831,175
	JPMBB Commercial Mortgage Securities Trust,
	Series 2016-C1, Class A5, 3.576%, 3/17/49	United States	2,773,000	2,733,083
	Series 2015-C31, Class A3, 3.801%, 8/15/48	United States	2,129,631	2,110,505
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695%, 11/15/48	United States	1,000,000	990,511
	Total Commercial Mortgage-Backed Securities (Cost $37,361,301)			35,766,685
	Total Investments before Short-Term Investments (Cost $2,369,222,350)			2,244,523,244
	Short-Term Investments 2.8%
	Money Market Funds 2.8%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	United States	63,868,106	63,868,106
	Total Short-Term Investments (Cost $63,868,106)			63,868,106
	Total Investments (Cost $2,433,090,456) 100.0%			2,308,391,350
	Other Assets, less Liabilities 0.0%†			671,363
	Net Assets 100.0%			$ 2,309,062,713
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $129,310,394, representing 5.6% of net assets.
[b]Variable rate security. The rate shown represents the yield at period end.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 2 Yr. Note	Long	321	$ 66,000,610	3/31/25	$ (29,569)
U.S. Treasury 5 Yr. Note	Long	358	38,057,078	3/31/25	(326,865)
U.S. Treasury Bond Ultra	Long	24	2,853,750	3/20/25	(163,908)
U.S. TreasuryUltra 10 Yr. Note	Long	21	2,337,563	3/20/25	(58,107)
Total Futures Contracts					$(578,449)

*As of period end.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note
REIT	–	Real Estate Investment Trust
SOFR	–	Secured Overnight Financing Rate

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin U.S. Core Dividend Tilt Index ETF	Industry	Shares	Value
	Common Stocks 99.7%
	Brazil 0.3%
[a]	MercadoLibre, Inc.	Broadline Retail	67	$ 113,929
	Ireland 0.1%
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	440	62,907
	Netherlands 0.3%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	720	149,652
	Russia 0.0%
[a,b]	Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—
	United Kingdom 0.1%
	CNH Industrial NV	Machinery	2,560	29,005
	United States 98.9%
	3M Co.	Industrial Conglomerates	1,080	139,417
	Abbott Laboratories	Health Care Equipment & Supplies	1,980	223,958
	AbbVie, Inc.	Biotechnology	2,820	501,114
	Accenture PLC, Class A	IT Services	580	204,038
[a]	Adobe, Inc.	Software	300	133,404
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	1,520	183,601
	AES Corp.	Independent Power Producers & Energy Traders	1,820	23,423
	Air Products & Chemicals, Inc.	Chemicals	160	46,406
	Alexandria Real Estate Equities, Inc.	Health Care REITs	440	42,922
	Alliant Energy Corp.	Electric Utilities	700	41,398
	Allstate Corp.	Insurance	240	46,270
[a]	Alnylam Pharmaceuticals, Inc.	Biotechnology	20	4,706
	Alphabet, Inc., Class A	Interactive Media & Services	4,060	768,558
	Alphabet, Inc., Class C	Interactive Media & Services	3,600	685,584
	Altria Group, Inc.	Tobacco	4,800	250,992
[a]	Amazon.com, Inc.	Broadline Retail	7,320	1,605,935
	Amcor PLC	Containers & Packaging	4,020	37,828
	Ameren Corp.	Multi-Utilities	160	14,262
	American Electric Power Co., Inc.	Electric Utilities	1,520	140,190
	American Tower Corp.	Specialized REITs	880	161,401
	Amgen, Inc.	Biotechnology	1,260	328,406
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	960	66,672
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	1,140	242,204
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	1,540	28,182
	Apollo Global Management, Inc.	Financial Services	700	115,612
	Apple, Inc.	Technology Hardware, Storage & Peripherals	12,260	3,070,149
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	1,040	169,135
[a]	AppLovin Corp., Class A	Software	200	64,766
	Arch Capital Group Ltd.	Insurance	1,060	97,891
	Archer-Daniels-Midland Co.	Food Products	140	7,073
	ARES Management Corp., Class A	Capital Markets	480	84,974
[a]	Arista Networks, Inc.	Communications Equipment	1,280	141,478
	AT&T, Inc.	Diversified Telecommunication Services	16,280	370,696
[a]	Atlassian Corp., Class A	Software	140	34,073
[a]	Autodesk, Inc.	Software	80	23,646
	Automatic Data Processing, Inc.	Professional Services	200	58,546
	AvalonBay Communities, Inc.	Residential REITs	400	87,988
[a]	Axon Enterprise, Inc.	Aerospace & Defense	80	47,546
	Baker Hughes Co.	Energy Equipment & Services	1,500	61,530
	Bank of America Corp.	Banks	6,560	288,312
	Bank of New York Mellon Corp.	Capital Markets	1,760	135,221
	Baxter International, Inc.	Health Care Equipment & Supplies	1,480	43,157
	Bentley Systems, Inc., Class B	Software	380	17,746
	Best Buy Co., Inc.	Specialty Retail	540	46,332
	Blackrock, Inc.	Capital Markets	340	348,538
	Blackstone, Inc.	Capital Markets	1,400	241,388

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Block, Inc.	Financial Services	360	30,596
	Bristol-Myers Squibb Co.	Pharmaceuticals	5,300	299,768
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	4,220	978,365
	Broadridge Financial Solutions, Inc.	Professional Services	100	22,609
	BXP, Inc.	Office REITs	420	31,231
[a]	Cadence Design Systems, Inc.	Software	220	66,101
	Camden Property Trust	Residential REITs	300	34,812
	Campbell’s Co.	Food Products	580	24,290
	Cardinal Health, Inc.	Health Care Providers & Services	40	4,731
	Carlyle Group, Inc.	Capital Markets	560	28,274
[a]	Carvana Co.	Specialty Retail	100	20,336
	CDW Corp.	Electronic Equipment, Instruments & Components	100	17,404
	Celanese Corp.	Chemicals	320	22,147
	Charles Schwab Corp.	Capital Markets	400	29,604
	Chevron Corp.	Oil, Gas & Consumable Fuels	3,040	440,314
[a]	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	740	44,622
	Cincinnati Financial Corp.	Insurance	440	63,228
	Cisco Systems, Inc.	Communications Equipment	6,740	399,008
	Citigroup, Inc.	Banks	4,920	346,319
	Citizens Financial Group, Inc.	Banks	1,280	56,013
	Clorox Co.	Household Products	340	55,219
[a]	Cloudflare, Inc., Class A	IT Services	300	32,304
	CME Group, Inc.	Capital Markets	980	227,585
	CMS Energy Corp.	Multi-Utilities	740	49,321
	Coca-Cola Co.	Beverages	5,580	347,411
[a]	Coinbase Global, Inc., Class A	Capital Markets	200	49,660
	Comcast Corp., Class A	Media	3,920	147,118
	Conagra Brands, Inc.	Food Products	1,240	34,410
	ConocoPhillips	Oil, Gas & Consumable Fuels	1,080	107,104
	Consolidated Edison, Inc.	Multi-Utilities	1,000	89,230
	Constellation Energy Corp.	Electric Utilities	120	26,845
	Corebridge Financial, Inc.	Financial Services	680	20,352
	Corning, Inc.	Electronic Equipment, Instruments & Components	2,100	99,792
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	130	119,115
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	2,100	53,634
	CRH PLC	Construction Materials	980	90,670
[a]	Crowdstrike Holdings, Inc., Class A	Software	340	116,334
	Crown Castle, Inc.	Specialized REITs	1,240	112,542
	Cummins, Inc.	Machinery	380	132,468
	CVS Health Corp.	Health Care Providers & Services	3,880	174,173
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	340	63,475
[a]	Datadog, Inc., Class A	Software	340	48,583
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	380	43,791
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	1,920	62,842
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	560	91,745
	Digital Realty Trust, Inc.	Specialized REITs	860	152,504
	Discover Financial Services	Consumer Finance	360	62,363
	Dollar General Corp.	Consumer Staples Distribution & Retail	300	22,746
	Dominion Energy, Inc.	Multi-Utilities	2,420	130,341
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	420	70,455
	Dow, Inc.	Chemicals	2,000	80,260
	DTE Energy Co.	Multi-Utilities	580	70,035
	Duke Energy Corp.	Electric Utilities	2,140	230,564
[a]	Dynatrace, Inc.	Software	160	8,696
	East West Bancorp, Inc.	Banks	380	36,389
	Eastman Chemical Co.	Chemicals	340	31,049
	Eaton Corp. PLC	Electrical Equipment	540	179,210
	eBay, Inc.	Broadline Retail	840	52,038
	Edison International	Electric Utilities	1,100	87,824
	Eli Lilly & Co.	Pharmaceuticals	700	540,400
	Emerson Electric Co.	Electrical Equipment	780	96,665
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	280	27,737
	Entergy Corp.	Electric Utilities	1,160	87,951
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	200	24,516
	Equinix, Inc.	Specialized REITs	104	98,061

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Equity LifeStyle Properties, Inc.	Residential REITs	480	31,968
	Equity Residential	Residential REITs	980	70,325
	Essex Property Trust, Inc.	Residential REITs	180	51,379
	Estee Lauder Cos., Inc., Class A	Personal Care Products	560	41,989
	Evergy, Inc.	Electric Utilities	640	39,392
	Eversource Energy	Electric Utilities	1,020	58,579
	Exelon Corp.	Electric Utilities	2,860	107,650
	Extra Space Storage, Inc.	Specialized REITs	600	89,760
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	5,440	585,181
	Fastenal Co.	Trading Companies & Distributors	1,620	116,494
	FedEx Corp.	Air Freight & Logistics	120	33,760
	Fidelity National Financial, Inc.	Insurance	720	40,421
	Fifth Third Bancorp	Banks	1,900	80,332
	FirstEnergy Corp.	Electric Utilities	1,440	57,283
	Ford Motor Co.	Automobiles	11,240	111,276
[a]	Fortinet, Inc.	Software	300	28,344
	Franklin Resources, Inc.	Capital Markets	800	16,232
	Garmin Ltd.	Household Durables	340	70,128
	Gen Digital, Inc.	Software	900	24,642
	General Dynamics Corp.	Aerospace & Defense	80	21,079
	General Mills, Inc.	Food Products	1,520	96,930
	Genuine Parts Co.	Distributors	380	44,369
	Gilead Sciences, Inc.	Biotechnology	3,240	299,279
	Goldman Sachs Group, Inc.	Capital Markets	340	194,691
	Healthpeak Properties, Inc.	Health Care REITs	1,960	39,729
	Hershey Co.	Food Products	400	67,740
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	2,540	54,229
	Home Depot, Inc.	Specialty Retail	1,220	474,568
	Honeywell International, Inc.	Industrial Conglomerates	360	81,320
	Hormel Foods Corp.	Food Products	760	23,841
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	1,820	31,886
	HP, Inc.	Technology Hardware, Storage & Peripherals	2,640	86,143
	Hubbell, Inc., Class B	Electrical Equipment	140	58,645
[a]	HubSpot, Inc.	Software	60	41,806
	Huntington Bancshares, Inc.	Banks	4,000	65,080
	Illinois Tool Works, Inc.	Machinery	800	202,848
	Intel Corp.	Semiconductors & Semiconductor Equipment	7,840	157,192
	International Business Machines Corp.	IT Services	1,460	320,952
	International Flavors & Fragrances, Inc.	Chemicals	460	38,893
	International Paper Co.	Containers & Packaging	980	52,744
	Interpublic Group of Cos., Inc.	Media	1,060	29,701
	Intuit, Inc.	Software	300	188,550
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	140	73,074
	Invitation Homes, Inc.	Residential REITs	1,560	49,873
	Iron Mountain, Inc.	Specialized REITs	200	21,022
	J.M. Smucker Co.	Food Products	300	33,036
	Johnson & Johnson	Pharmaceuticals	3,860	558,233
	Johnson Controls International PLC	Building Products	1,240	97,873
	JPMorgan Chase & Co.	Banks	2,540	608,864
	Juniper Networks, Inc.	Communications Equipment	820	30,709
	Kellanova	Food Products	720	58,298
	Kenvue, Inc.	Personal Care Products	4,740	101,199
	KeyCorp	Banks	2,820	48,335
	Kimberly-Clark Corp.	Household Products	940	123,178
	Kimco Realty Corp.	Retail REITs	1,880	44,048
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	5,520	151,248
	KKR & Co., Inc.	Capital Markets	480	70,997
	KLA Corp.	Semiconductors & Semiconductor Equipment	220	138,626
	Kraft Heinz Co.	Food Products	2,420	74,318
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,040	147,349
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	680	34,925
	Linde PLC	Chemicals	100	41,867
	Lowe’s Cos., Inc.	Specialty Retail	360	88,848
	LyondellBasell Industries NV, Class A	Chemicals	740	54,960
	M&T Bank Corp.	Banks	480	90,245

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	580	64,061
	Mastercard, Inc., Class A	Financial Services	140	73,720
	McDonald’s Corp.	Hotels, Restaurants & Leisure	360	104,360
	Medtronic PLC	Health Care Equipment & Supplies	3,020	241,238
	Merck & Co., Inc.	Pharmaceuticals	3,620	360,118
	Meta Platforms, Inc., Class A	Interactive Media & Services	1,600	936,816
	MetLife, Inc.	Insurance	680	55,678
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	1,580	90,613
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	900	75,744
	Microsoft Corp.	Software	6,300	2,655,450
[a]	MicroStrategy, Inc., Class A	Software	160	46,339
	Mid-America Apartment Communities, Inc.	Residential REITs	320	49,462
	Molson Coors Beverage Co., Class B	Beverages	360	20,635
[a]	MongoDB, Inc.	IT Services	100	23,281
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	100	59,170
	Morgan Stanley	Capital Markets	2,760	346,987
	MSCI, Inc.	Capital Markets	180	108,002
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	560	65,005
[a]	Netflix, Inc.	Entertainment	320	285,222
	Newmont Corp.	Metals & Mining	160	5,955
	NextEra Energy, Inc.	Electric Utilities	700	50,183
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	780	59,023
	NiSource, Inc.	Multi-Utilities	1,220	44,847
	Norfolk Southern Corp.	Ground Transportation	220	51,634
	Northern Trust Corp.	Capital Markets	560	57,400
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	21,340	2,865,749
[a]	Okta, Inc.	IT Services	100	7,880
	Omnicom Group, Inc.	Media	600	51,624
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	1,700	170,680
	Oracle Corp.	Software	1,380	229,963
	Packaging Corp. of America	Containers & Packaging	240	54,031
[a]	Palantir Technologies, Inc., Class A	Software	1,980	149,747
[a]	Palo Alto Networks, Inc.	Software	620	112,815
	Paychex, Inc.	Professional Services	900	126,198
	PepsiCo, Inc.	Beverages	2,240	340,615
	Pfizer, Inc.	Pharmaceuticals	14,540	385,746
	Philip Morris International, Inc.	Tobacco	3,220	387,527
	Phillips 66	Oil, Gas & Consumable Fuels	820	93,423
	PNC Financial Services Group, Inc.	Banks	1,120	215,992
	PPL Corp.	Electric Utilities	2,080	67,517
	Principal Financial Group, Inc.	Insurance	680	52,639
	Procter & Gamble Co.	Household Products	2,080	348,712
	Prologis, Inc.	Industrial REITs	2,240	236,768
	Prudential Financial, Inc.	Insurance	1,020	120,901
	Public Storage	Specialized REITs	460	137,742
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2,220	341,037
	Realty Income Corp.	Retail REITs	2,440	130,320
	Regency Centers Corp.	Retail REITs	460	34,008
	Regions Financial Corp.	Banks	2,640	62,093
[a]	ROBLOX Corp., Class A	Entertainment	240	13,886
	Rockwell Automation, Inc.	Electrical Equipment	300	85,737
	Royalty Pharma PLC, Class A	Pharmaceuticals	1,140	29,081
	RTX Corp.	Aerospace & Defense	740	85,633
	Salesforce, Inc.	Software	700	234,031
	Schlumberger NV	Energy Equipment & Services	660	25,304
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	560	48,334
[a]	ServiceNow, Inc.	Software	200	212,024
	Simon Property Group, Inc.	Retail REITs	860	148,101
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	420	37,246
	Smurfit WestRock PLC	Containers & Packaging	1,380	74,327
	Snap-on, Inc.	Machinery	140	47,527
[a]	Snowflake, Inc., Class A	IT Services	220	33,970
	Southern Co.	Electric Utilities	2,320	190,982
	Southern Copper Corp.	Metals & Mining	220	20,049
	Southwest Airlines Co.	Passenger Airlines	1,460	49,085

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Stanley Black & Decker, Inc.	Machinery	440	35,328
	Starbucks Corp.	Hotels, Restaurants & Leisure	1,640	149,650
	State Street Corp.	Capital Markets	780	76,557
	Sun Communities, Inc.	Residential REITs	340	41,810
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	600	18,288
[a]	Synopsys, Inc.	Software	100	48,536
	Sysco Corp.	Consumer Staples Distribution & Retail	1,000	76,460
	T. Rowe Price Group, Inc.	Capital Markets	600	67,854
	Target Corp.	Consumer Staples Distribution & Retail	1,200	162,216
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	240	30,221
[a]	Tesla, Inc.	Automobiles	1,960	791,527
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2,080	390,021
	Tractor Supply Co.	Specialty Retail	300	15,918
[a]	Trade Desk, Inc., Class A	Media	280	32,908
	Trane Technologies PLC	Building Products	21	7,756
	Truist Financial Corp.	Banks	3,720	161,374
	Tyson Foods, Inc., Class A	Food Products	780	44,803
	U.S. Bancorp	Banks	4,320	206,626
[a]	Uber Technologies, Inc.	Ground Transportation	2,060	124,259
	UDR, Inc.	Residential REITs	820	35,596
	Union Pacific Corp.	Ground Transportation	620	141,385
	United Parcel Service, Inc., Class B	Air Freight & Logistics	2,060	259,766
	UnitedHealth Group, Inc.	Health Care Providers & Services	760	384,454
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	460	56,391
	Ventas, Inc.	Health Care REITs	1,080	63,601
	Verizon Communications, Inc.	Diversified Telecommunication Services	9,540	381,505
	Vertiv Holdings Co., Class A	Electrical Equipment	620	70,438
	Viatris, Inc.	Pharmaceuticals	3,300	41,085
	VICI Properties, Inc.	Specialized REITs	2,940	85,877
	Visa, Inc., Class A	Financial Services	500	158,020
	Walt Disney Co.	Entertainment	540	60,129
	Watsco, Inc.	Trading Companies & Distributors	100	47,389
	WEC Energy Group, Inc.	Multi-Utilities	900	84,636
	Wells Fargo & Co.	Banks	2,560	179,814
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	3,440	186,173
[a]	Workday, Inc., Class A	Software	100	25,803
	WP Carey, Inc.	Diversified REITs	600	32,688
	Xcel Energy, Inc.	Electric Utilities	1,460	98,579
[a]	Zscaler, Inc.	Software	220	39,690
				44,895,560
	Total Common Stocks (Cost $40,621,349)			45,251,053
	Total Investments before Short-Term Investments (Cost $40,621,349)			45,251,053
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	48,896	48,896
	Total Short-Term Investments (Cost $48,896)			48,896
	Total Investments (Cost $40,670,245) 99.8%			45,299,949
	Other Assets, less Liabilities 0.2%			79,754
	Net Assets 100.0%			$ 45,379,703
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	3	$ 89,036	3/21/25	$ (3,287)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin U.S. Equity Index ETF	Industry	Shares	Value
	Common Stocks 99.8%
	Brazil 0.2%
[a]	MercadoLibre, Inc.	Broadline Retail	1,161	$ 1,974,211
	Ireland 0.1%
	TE Connectivity PLC	Electronic Equipment, Instruments & Components	7,125	1,018,661
	Jersey 0.0%†
[a]	Aptiv PLC	Automobile Components	5,700	344,736
	Netherlands 0.1%
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	6,175	1,283,474
[a,b]	Russia 0.0%
	Alrosa PJSC	Metals & Mining	3,584	—
	Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
	GMK Norilskiy Nickel PAO	Metals & Mining	10,000	—
	Inter RAO UES PJSC	Electric Utilities	53,546	—
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
	Novolipetsk Steel PJSC	Metals & Mining	2,272	—
	PhosAgro PJSC	Chemicals	73	—
	PhosAgro PJSC	Chemicals	2	—
	Polyus PJSC	Metals & Mining	50	—
	Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
	Severstal PAO	Metals & Mining	392	—
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
	Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
	United Co. RUSAL International PJSC	Metals & Mining	1,714	—
				—
	United Kingdom 0.1%
	CNH Industrial NV	Machinery	21,375	242,179
[a]	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	3,800	982,110
				1,224,289
	United States 99.3%
	3M Co.	Industrial Conglomerates	12,825	1,655,579
	Abbott Laboratories	Health Care Equipment & Supplies	41,325	4,674,271
	AbbVie, Inc.	Biotechnology	42,275	7,512,267
	Accenture PLC, Class A	IT Services	14,725	5,180,108
[a]	Adobe, Inc.	Software	10,450	4,646,906
[a]	Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	38,475	4,647,395
	AES Corp.	Independent Power Producers & Energy Traders	16,625	213,964
	Aflac, Inc.	Insurance	11,875	1,228,350
	Agilent Technologies, Inc.	Life Sciences Tools & Services	6,650	893,361
	Air Products & Chemicals, Inc.	Chemicals	5,225	1,515,459
[a]	Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	9,975	1,310,815
[a]	Akamai Technologies, Inc.	IT Services	3,800	363,470
	Albemarle Corp.	Chemicals	2,850	245,328
	Alexandria Real Estate Equities, Inc.	Health Care REITs	3,800	370,690
[a]	Align Technology, Inc.	Health Care Equipment & Supplies	1,900	396,169
	Allegion PLC	Building Products	1,900	248,292
	Alliant Energy Corp.	Electric Utilities	6,175	365,190
	Allstate Corp.	Insurance	6,175	1,190,478
[a]	Alnylam Pharmaceuticals, Inc.	Biotechnology	2,850	670,633
	Alphabet, Inc., Class A	Interactive Media & Services	139,175	26,345,827
	Alphabet, Inc., Class C	Interactive Media & Services	123,025	23,428,881
	Altria Group, Inc.	Tobacco	40,375	2,111,209
[a]	Amazon.com, Inc.	Broadline Retail	226,100	49,604,079
	Amcor PLC	Containers & Packaging	34,675	326,292
	Ameren Corp.	Multi-Utilities	6,175	550,440
	American Electric Power Co., Inc.	Electric Utilities	12,825	1,182,850
	American Express Co.	Consumer Finance	13,300	3,947,307

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	American Financial Group, Inc.	Insurance	1,900	260,167
	American International Group, Inc.	Insurance	14,725	1,071,980
	American Tower Corp.	Specialized REITs	10,925	2,003,754
	American Water Works Co., Inc.	Water Utilities	4,750	591,328
	Ameriprise Financial, Inc.	Capital Markets	2,375	1,264,521
	AMETEK, Inc.	Electrical Equipment	5,700	1,027,482
	Amgen, Inc.	Biotechnology	12,825	3,342,708
	Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	28,500	1,979,325
	Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	11,875	2,522,962
	Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	11,875	217,313
[a]	ANSYS, Inc.	Software	1,900	640,927
	Aon PLC, Class A	Insurance	5,225	1,876,611
	Apollo Global Management, Inc.	Financial Services	9,500	1,569,020
	Apple, Inc.	Technology Hardware, Storage & Peripherals	359,100	89,925,822
	Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	19,475	3,167,219
[a]	AppLovin Corp., Class A	Software	4,750	1,538,192
	Arch Capital Group Ltd.	Insurance	9,025	833,459
	Archer-Daniels-Midland Co.	Food Products	11,400	575,928
	ARES Management Corp., Class A	Capital Markets	4,275	756,803
[a]	Arista Networks, Inc.	Communications Equipment	24,225	2,677,589
	Arthur J Gallagher & Co.	Insurance	5,225	1,483,116
[a]	Aspen Technology, Inc.	Software	475	118,574
	AT&T, Inc.	Diversified Telecommunication Services	171,000	3,893,670
[a]	Atlassian Corp., Class A	Software	3,800	924,844
	Atmos Energy Corp.	Gas Utilities	3,800	529,226
[a]	Autodesk, Inc.	Software	5,225	1,544,353
	Automatic Data Processing, Inc.	Professional Services	9,500	2,780,935
[a]	AutoZone, Inc.	Specialty Retail	404	1,293,608
	AvalonBay Communities, Inc.	Residential REITs	3,325	731,400
[a]	Avantor, Inc.	Life Sciences Tools & Services	16,150	340,281
	Avery Dennison Corp.	Containers & Packaging	1,900	355,547
[a]	Axon Enterprise, Inc.	Aerospace & Defense	1,900	1,129,208
	Baker Hughes Co.	Energy Equipment & Services	23,750	974,225
	Ball Corp.	Containers & Packaging	7,125	392,801
	Bank of America Corp.	Banks	158,650	6,972,667
	Bank of New York Mellon Corp.	Capital Markets	17,100	1,313,793
	Baxter International, Inc.	Health Care Equipment & Supplies	12,350	360,126
	Becton Dickinson & Co.	Health Care Equipment & Supplies	7,125	1,616,449
	Bentley Systems, Inc., Class B	Software	3,325	155,278
[a]	Berkshire Hathaway, Inc., Class B	Financial Services	42,750	19,377,720
	Best Buy Co., Inc.	Specialty Retail	4,750	407,550
[a]	Biogen, Inc.	Biotechnology	3,325	508,459
[a]	BioMarin Pharmaceutical, Inc.	Biotechnology	4,275	280,996
	Bio-Techne Corp.	Life Sciences Tools & Services	3,800	273,714
	Blackrock, Inc.	Capital Markets	3,325	3,408,491
	Blackstone, Inc.	Capital Markets	17,100	2,948,382
[a]	Block, Inc.	Financial Services	13,300	1,130,367
[a]	Boeing Co.	Aerospace & Defense	17,575	3,110,775
	Booking Holdings, Inc.	Hotels, Restaurants & Leisure	786	3,905,178
	Booz Allen Hamilton Holding Corp.	Professional Services	2,850	366,795
[a]	Boston Scientific Corp.	Health Care Equipment & Supplies	35,150	3,139,598
	Bristol-Myers Squibb Co.	Pharmaceuticals	48,450	2,740,332
	Broadcom, Inc.	Semiconductors & Semiconductor Equipment	109,250	25,328,520
	Broadridge Financial Solutions, Inc.	Professional Services	2,850	644,357
	Brown & Brown, Inc.	Insurance	5,700	581,514
	Brown-Forman Corp., Class A	Beverages	950	35,806
	Brown-Forman Corp., Class B	Beverages	7,125	270,608
[a]	Builders FirstSource, Inc.	Building Products	2,850	407,351
	Bunge Global SA	Food Products	3,325	258,552
[a]	Burlington Stores, Inc.	Specialty Retail	1,425	406,211
	BXP, Inc.	Office REITs	3,800	282,568
[a]	Cadence Design Systems, Inc.	Software	6,650	1,998,059
	Camden Property Trust	Residential REITs	2,375	275,595
	Campbell’s Co.	Food Products	4,750	198,930
	Capital One Financial Corp.	Consumer Finance	9,025	1,609,338

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Cardinal Health, Inc.	Health Care Providers & Services	5,700	674,139
	Carlyle Group, Inc.	Capital Markets	4,750	239,828
[a]	CarMax, Inc.	Specialty Retail	3,800	310,688
[a]	Carnival Corp.	Hotels, Restaurants & Leisure	24,700	615,524
	Carrier Global Corp.	Building Products	19,950	1,361,787
[a]	Carvana Co.	Specialty Retail	2,850	579,576
	Caterpillar, Inc.	Machinery	11,400	4,135,464
[a]	CBRE Group, Inc., Class A	Real Estate Management & Development	7,125	935,441
	CDW Corp.	Electronic Equipment, Instruments & Components	3,325	578,683
	Celanese Corp.	Chemicals	2,375	164,374
	Cencora, Inc.	Health Care Providers & Services	4,275	960,507
[a]	Centene Corp.	Health Care Providers & Services	11,875	719,387
	CenterPoint Energy, Inc.	Multi-Utilities	15,200	482,296
	CF Industries Holdings, Inc.	Chemicals	4,275	364,743
	Charles Schwab Corp.	Capital Markets	34,200	2,531,142
[a]	Charter Communications, Inc., Class A	Media	2,375	814,079
	Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	5,225	1,122,696
	Chevron Corp.	Oil, Gas & Consumable Fuels	39,425	5,710,317
[a]	Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	32,300	1,947,690
	Chubb Ltd.	Insurance	9,025	2,493,607
	Church & Dwight Co., Inc.	Household Products	6,175	646,584
	Cigna Group	Health Care Providers & Services	6,650	1,836,331
	Cincinnati Financial Corp.	Insurance	3,800	546,060
	Cintas Corp.	Commercial Services & Supplies	8,075	1,475,302
	Cisco Systems, Inc.	Communications Equipment	94,525	5,595,880
	Citigroup, Inc.	Banks	45,125	3,176,349
	Citizens Financial Group, Inc.	Banks	10,925	478,078
	Clorox Co.	Household Products	2,850	462,869
[a]	Cloudflare, Inc., Class A	IT Services	7,125	767,220
	CME Group, Inc.	Capital Markets	8,550	1,985,566
	CMS Energy Corp.	Multi-Utilities	7,125	474,881
	Coca-Cola Co.	Beverages	93,100	5,796,406
	Cognizant Technology Solutions Corp., Class A	IT Services	11,875	913,187
[a]	Coinbase Global, Inc., Class A	Capital Markets	4,750	1,179,425
	Colgate-Palmolive Co.	Household Products	19,475	1,770,472
	Comcast Corp., Class A	Media	90,725	3,404,909
	Conagra Brands, Inc.	Food Products	11,400	316,350
	ConocoPhillips	Oil, Gas & Consumable Fuels	30,875	3,061,874
	Consolidated Edison, Inc.	Multi-Utilities	8,075	720,532
	Constellation Brands, Inc., Class A	Beverages	3,800	839,800
	Constellation Energy Corp.	Electric Utilities	7,600	1,700,196
[a]	Cooper Cos., Inc.	Health Care Equipment & Supplies	4,750	436,668
[a]	Copart, Inc.	Commercial Services & Supplies	20,900	1,199,451
	Corebridge Financial, Inc.	Financial Services	5,700	170,601
	Corning, Inc.	Electronic Equipment, Instruments & Components	18,525	880,308
[a]	Corpay, Inc.	Financial Services	1,425	482,249
	Corteva, Inc.	Chemicals	16,625	946,960
[a]	CoStar Group, Inc.	Real Estate Management & Development	9,500	680,105
	Costco Wholesale Corp.	Consumer Staples Distribution & Retail	10,450	9,575,021
	Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	18,050	460,997
[a]	Coupang, Inc.	Broadline Retail	28,500	626,430
	CRH PLC	Construction Materials	16,150	1,494,198
[a]	Crowdstrike Holdings, Inc., Class A	Software	5,700	1,950,312
	Crown Castle, Inc.	Specialized REITs	10,450	948,442
	Crown Holdings, Inc.	Containers & Packaging	2,850	235,667
	CSX Corp.	Ground Transportation	45,600	1,471,512
	Cummins, Inc.	Machinery	3,325	1,159,095
	CVS Health Corp.	Health Care Providers & Services	29,925	1,343,333
	Danaher Corp.	Life Sciences Tools & Services	15,200	3,489,160
	Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,850	532,067
[a]	Datadog, Inc., Class A	Software	7,125	1,018,091
[a]	Dayforce, Inc.	Professional Services	3,800	276,032
[a]	Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	3,800	771,742
	Deere & Co.	Machinery	6,175	2,616,347

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	7,600	875,824
	Delta Air Lines, Inc.	Passenger Airlines	15,200	919,600
	Devon Energy Corp.	Oil, Gas & Consumable Fuels	15,675	513,043
[a]	Dexcom, Inc.	Health Care Equipment & Supplies	9,500	738,815
	Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	4,750	778,192
	Digital Realty Trust, Inc.	Specialized REITs	8,075	1,431,940
	Discover Financial Services	Consumer Finance	5,700	987,411
[a]	DocuSign, Inc.	Software	4,750	427,215
	Dollar General Corp.	Consumer Staples Distribution & Retail	5,225	396,160
[a]	Dollar Tree, Inc.	Consumer Staples Distribution & Retail	5,225	391,562
	Dominion Energy, Inc.	Multi-Utilities	19,950	1,074,507
	Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	950	398,772
[a]	DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	8,550	1,434,262
	Dover Corp.	Machinery	3,325	623,770
	Dow, Inc.	Chemicals	16,625	667,161
	DR Horton, Inc.	Household Durables	7,125	996,217
	DTE Energy Co.	Multi-Utilities	4,750	573,563
	Duke Energy Corp.	Electric Utilities	18,525	1,995,883
	DuPont de Nemours, Inc.	Chemicals	9,975	760,594
[a]	Dynatrace, Inc.	Software	6,650	361,428
	East West Bancorp, Inc.	Banks	3,325	318,402
	Eastman Chemical Co.	Chemicals	2,850	260,262
	Eaton Corp. PLC	Electrical Equipment	9,500	3,152,765
	eBay, Inc.	Broadline Retail	11,400	706,230
	Ecolab, Inc.	Chemicals	6,175	1,446,926
	Edison International	Electric Utilities	9,025	720,556
[a]	Edwards Lifesciences Corp.	Health Care Equipment & Supplies	14,250	1,054,927
	Electronic Arts, Inc.	Entertainment	5,700	833,910
	Elevance Health, Inc.	Health Care Providers & Services	5,700	2,102,730
	Eli Lilly & Co.	Pharmaceuticals	19,000	14,668,000
	Emerson Electric Co.	Electrical Equipment	13,300	1,648,269
[a]	Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	3,325	228,361
	Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,800	376,428
	Entergy Corp.	Electric Utilities	9,975	756,304
	EOG Resources, Inc.	Oil, Gas & Consumable Fuels	13,300	1,630,314
[a]	EPAM Systems, Inc.	IT Services	1,425	333,194
	EQT Corp.	Oil, Gas & Consumable Fuels	13,300	613,263
	Equifax, Inc.	Professional Services	2,850	726,322
	Equinix, Inc.	Specialized REITs	2,375	2,239,364
	Equitable Holdings, Inc.	Financial Services	7,125	336,086
	Equity LifeStyle Properties, Inc.	Residential REITs	4,275	284,715
	Equity Residential	Residential REITs	8,075	579,462
	Essex Property Trust, Inc.	Residential REITs	1,425	406,752
	Estee Lauder Cos., Inc., Class A	Personal Care Products	5,700	427,386
	Everest Group Ltd.	Insurance	950	344,337
	Evergy, Inc.	Electric Utilities	5,225	321,599
	Eversource Energy	Electric Utilities	8,550	491,027
[a]	Exact Sciences Corp.	Biotechnology	4,275	240,212
	Exelon Corp.	Electric Utilities	23,750	893,950
[a]	Expedia Group, Inc.	Hotels, Restaurants & Leisure	2,850	531,041
	Expeditors International of Washington, Inc.	Air Freight & Logistics	3,325	368,310
	Extra Space Storage, Inc.	Specialized REITs	5,225	781,660
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	104,500	11,241,065
[a]	F5, Inc.	Communications Equipment	1,425	358,345
	FactSet Research Systems, Inc.	Capital Markets	950	456,266
[a]	Fair Isaac Corp.	Software	586	1,166,685
	Fastenal Co.	Trading Companies & Distributors	13,775	990,560
	FedEx Corp.	Air Freight & Logistics	5,225	1,469,949
	Ferguson Enterprises, Inc.	Trading Companies & Distributors	4,750	824,457
	Fidelity National Financial, Inc.	Insurance	6,175	346,665
	Fidelity National Information Services, Inc.	Financial Services	12,825	1,035,875
	Fifth Third Bancorp	Banks	16,150	682,822
	First Citizens BancShares, Inc., Class A	Banks	250	528,255
[a]	First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,375	418,570
	FirstEnergy Corp.	Electric Utilities	11,875	472,388

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Fiserv, Inc.	Financial Services	13,300	2,732,086
[a]	Flex Ltd.	Electronic Equipment, Instruments & Components	9,025	346,470
	Ford Motor Co.	Automobiles	94,050	931,095
[a]	Fortinet, Inc.	Software	15,675	1,480,974
	Fortive Corp.	Machinery	8,550	641,250
	Fox Corp., Class A	Media	5,700	276,906
	Fox Corp., Class B	Media	3,325	152,086
	Franklin Resources, Inc.	Capital Markets	6,650	134,929
	Freeport-McMoRan, Inc.	Metals & Mining	34,200	1,302,336
	Garmin Ltd.	Household Durables	3,800	783,788
[a]	Gartner, Inc.	IT Services	1,900	920,493
	GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	9,500	742,710
	GE Vernova, Inc.	Electrical Equipment	6,650	2,187,384
	Gen Digital, Inc.	Software	13,775	377,160
	General Dynamics Corp.	Aerospace & Defense	5,700	1,501,893
	General Electric Co.	Aerospace & Defense	25,650	4,278,163
	General Mills, Inc.	Food Products	13,300	848,141
	General Motors Co.	Automobiles	26,125	1,391,679
	Genuine Parts Co.	Distributors	3,325	388,227
	Gilead Sciences, Inc.	Biotechnology	29,450	2,720,296
	Global Payments, Inc.	Financial Services	6,175	691,970
[a]	GoDaddy, Inc., Class A	IT Services	3,325	656,255
	Goldman Sachs Group, Inc.	Capital Markets	7,600	4,351,912
	Halliburton Co.	Energy Equipment & Services	20,900	568,271
	Hartford Financial Services Group, Inc.	Insurance	6,650	727,510
	HCA Healthcare, Inc.	Health Care Providers & Services	4,275	1,283,141
	Healthpeak Properties, Inc.	Health Care REITs	17,100	346,617
	HEICO Corp.	Aerospace & Defense	950	225,853
	HEICO Corp., Class A	Aerospace & Defense	1,900	353,552
	Hershey Co.	Food Products	3,325	563,089
	Hess Corp.	Oil, Gas & Consumable Fuels	6,650	884,516
	Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	30,875	659,181
	Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,700	1,408,812
[a]	Hologic, Inc.	Health Care Equipment & Supplies	5,700	410,913
	Home Depot, Inc.	Specialty Retail	23,750	9,238,512
	Honeywell International, Inc.	Industrial Conglomerates	15,675	3,540,826
	Hormel Foods Corp.	Food Products	7,125	223,511
	Host Hotels & Resorts, Inc.	Hotel & Resort REITs	15,675	274,626
	Howmet Aerospace, Inc.	Aerospace & Defense	9,500	1,039,015
	HP, Inc.	Technology Hardware, Storage & Peripherals	22,800	743,964
	Hubbell, Inc., Class B	Electrical Equipment	1,425	596,918
[a]	HubSpot, Inc.	Software	1,425	992,897
	Humana, Inc.	Health Care Providers & Services	2,850	723,073
	Huntington Bancshares, Inc.	Banks	33,250	540,978
	IDEX Corp.	Machinery	1,900	397,651
[a]	IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,900	785,536
	Illinois Tool Works, Inc.	Machinery	7,125	1,806,615
[a]	Illumina, Inc.	Life Sciences Tools & Services	3,800	507,794
[a]	Incyte Corp.	Biotechnology	3,800	262,466
	Ingersoll Rand, Inc.	Machinery	9,500	859,370
[a]	Insulet Corp.	Health Care Equipment & Supplies	1,900	496,033
	Intel Corp.	Semiconductors & Semiconductor Equipment	102,125	2,047,606
	Intercontinental Exchange, Inc.	Capital Markets	13,775	2,052,613
	International Business Machines Corp.	IT Services	21,850	4,803,285
	International Flavors & Fragrances, Inc.	Chemicals	6,175	522,096
	International Paper Co.	Containers & Packaging	8,075	434,597
	Interpublic Group of Cos., Inc.	Media	9,025	252,881
	Intuit, Inc.	Software	6,650	4,179,525
[a]	Intuitive Surgical, Inc.	Health Care Equipment & Supplies	8,550	4,462,758
	Invitation Homes, Inc.	Residential REITs	13,775	440,387
[a]	IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,275	840,080
	Iron Mountain, Inc.	Specialized REITs	7,125	748,909
	J.M. Smucker Co.	Food Products	2,375	261,535
	Jack Henry & Associates, Inc.	Financial Services	1,900	333,070
	Jacobs Solutions, Inc.	Professional Services	2,850	380,817

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	JB Hunt Transport Services, Inc.	Ground Transportation	1,900	324,254
	Johnson & Johnson	Pharmaceuticals	57,475	8,312,034
	Johnson Controls International PLC	Building Products	15,675	1,237,228
	JPMorgan Chase & Co.	Banks	66,975	16,054,577
	Juniper Networks, Inc.	Communications Equipment	7,600	284,620
	Kellanova	Food Products	6,175	499,990
	Kenvue, Inc.	Personal Care Products	41,325	882,289
	Keurig Dr. Pepper, Inc.	Beverages	26,125	839,135
	KeyCorp	Banks	22,325	382,651
[a]	Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,275	686,693
	Kimberly-Clark Corp.	Household Products	8,075	1,058,148
	Kimco Realty Corp.	Retail REITs	16,150	378,395
	Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	46,550	1,275,470
	KKR & Co., Inc.	Capital Markets	15,675	2,318,489
	KLA Corp.	Semiconductors & Semiconductor Equipment	3,325	2,095,149
	Kraft Heinz Co.	Food Products	20,900	641,839
	Kroger Co.	Consumer Staples Distribution & Retail	16,150	987,572
	L3Harris Technologies, Inc.	Aerospace & Defense	4,275	898,947
	Labcorp Holdings, Inc.	Health Care Providers & Services	1,900	435,708
	Lam Research Corp.	Semiconductors & Semiconductor Equipment	30,400	2,195,792
	Lamb Weston Holdings, Inc.	Food Products	3,325	222,210
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	9,025	463,524
	Leidos Holdings, Inc.	Professional Services	3,325	479,000
	Lennar Corp., Class A	Household Durables	5,700	777,309
	Lennox International, Inc.	Building Products	950	578,835
[a]	Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	475	39,919
[a]	Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	5,225	484,149
	Linde PLC	Chemicals	11,400	4,772,838
	Lineage, Inc.	Industrial REITs	1,900	111,283
[a]	Live Nation Entertainment, Inc.	Entertainment	3,325	430,588
	Lockheed Martin Corp.	Aerospace & Defense	5,225	2,539,036
	Loews Corp.	Insurance	4,275	362,050
	Lowe’s Cos., Inc.	Specialty Retail	13,300	3,282,440
	LPL Financial Holdings, Inc.	Capital Markets	1,900	620,369
[a]	Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,375	908,224
	LyondellBasell Industries NV, Class A	Chemicals	6,175	458,617
	M&T Bank Corp.	Banks	3,800	714,438
	Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	7,600	1,060,200
[a]	Markel Group, Inc.	Insurance	308	531,679
	Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	5,700	1,589,958
	Marsh & McLennan Cos., Inc.	Insurance	11,875	2,522,369
	Martin Marietta Materials, Inc.	Construction Materials	1,425	736,012
	Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	20,425	2,255,941
	Masco Corp.	Building Products	5,225	379,178
	Mastercard, Inc., Class A	Financial Services	19,475	10,254,951
	McCormick & Co., Inc.	Food Products	6,175	470,782
	McDonald’s Corp.	Hotels, Restaurants & Leisure	17,100	4,957,119
	McKesson Corp.	Health Care Providers & Services	2,850	1,624,243
	Medtronic PLC	Health Care Equipment & Supplies	30,400	2,428,352
	Merck & Co., Inc.	Pharmaceuticals	60,325	6,001,131
	Meta Platforms, Inc., Class A	Interactive Media & Services	51,775	30,314,780
	MetLife, Inc.	Insurance	13,775	1,127,897
[a]	Mettler-Toledo International, Inc.	Life Sciences Tools & Services	475	581,248
[a]	MGM Resorts International	Hotels, Restaurants & Leisure	5,225	181,046
	Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	12,825	735,514
	Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	26,125	2,198,680
	Microsoft Corp.	Software	176,700	74,479,050
[a]	MicroStrategy, Inc., Class A	Software	4,275	1,238,125
	Mid-America Apartment Communities, Inc.	Residential REITs	2,850	440,525
[a]	Moderna, Inc.	Biotechnology	8,075	335,759
[a]	Molina Healthcare, Inc.	Health Care Providers & Services	1,425	414,746
	Molson Coors Beverage Co., Class B	Beverages	4,275	245,043
	Mondelez International, Inc., Class A	Food Products	31,825	1,900,907

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	MongoDB, Inc.	IT Services	1,900	442,339
	Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	950	562,115
[a]	Monster Beverage Corp.	Beverages	16,625	873,810
	Moody’s Corp.	Capital Markets	3,800	1,798,806
	Morgan Stanley	Capital Markets	29,450	3,702,454
	Motorola Solutions, Inc.	Communications Equipment	3,800	1,756,474
	MSCI, Inc.	Capital Markets	1,900	1,140,019
	Nasdaq, Inc.	Capital Markets	9,025	697,723
	NetApp, Inc.	Technology Hardware, Storage & Peripherals	4,750	551,380
[a]	Netflix, Inc.	Entertainment	9,975	8,890,917
[a]	Neurocrine Biosciences, Inc.	Biotechnology	2,375	324,188
	Newmont Corp.	Metals & Mining	27,075	1,007,731
	News Corp., Class A	Media	9,025	248,549
	News Corp., Class B	Media	2,375	72,271
	NextEra Energy, Inc.	Electric Utilities	48,925	3,507,433
	NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	28,025	2,120,652
	NiSource, Inc.	Multi-Utilities	10,925	401,603
	Norfolk Southern Corp.	Ground Transportation	5,225	1,226,307
	Northern Trust Corp.	Capital Markets	4,750	486,875
	Northrop Grumman Corp.	Aerospace & Defense	3,325	1,560,389
	NRG Energy, Inc.	Electric Utilities	4,750	428,545
	Nucor Corp.	Metals & Mining	5,700	665,247
	NVIDIA Corp.	Semiconductors & Semiconductor Equipment	561,925	75,460,908
[a]	NVR, Inc.	Household Durables	68	556,165
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	16,150	797,971
[a]	Okta, Inc.	IT Services	3,800	299,440
	Old Dominion Freight Line, Inc.	Ground Transportation	4,275	754,110
	Omnicom Group, Inc.	Media	4,750	408,690
[a]	ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	10,450	658,873
	ONEOK, Inc.	Oil, Gas & Consumable Fuels	13,775	1,383,010
	Oracle Corp.	Software	38,475	6,411,474
[a]	O’Reilly Automotive, Inc.	Specialty Retail	1,425	1,689,765
	Otis Worldwide Corp.	Machinery	9,500	879,795
	Owens Corning	Building Products	1,900	323,608
	PACCAR, Inc.	Machinery	12,350	1,284,647
	Packaging Corp. of America	Containers & Packaging	1,900	427,747
[a]	Palantir Technologies, Inc., Class A	Software	47,500	3,592,425
[a]	Palo Alto Networks, Inc.	Software	15,675	2,852,223
	Parker-Hannifin Corp.	Machinery	2,850	1,812,685
	Paychex, Inc.	Professional Services	7,600	1,065,672
	Paycom Software, Inc.	Professional Services	1,425	292,082
[a]	PayPal Holdings, Inc.	Financial Services	23,750	2,027,062
	Pentair PLC	Machinery	3,800	382,432
	PepsiCo, Inc.	Beverages	32,775	4,983,766
	Pfizer, Inc.	Pharmaceuticals	134,900	3,578,897
	PG&E Corp.	Electric Utilities	50,825	1,025,648
	Philip Morris International, Inc.	Tobacco	37,050	4,458,967
	Phillips 66	Oil, Gas & Consumable Fuels	9,975	1,136,452
[a]	Pinterest, Inc., Class A	Interactive Media & Services	14,250	413,250
	PNC Financial Services Group, Inc.	Banks	9,500	1,832,075
	Pool Corp.	Distributors	950	323,893
	PPG Industries, Inc.	Chemicals	5,700	680,865
	PPL Corp.	Electric Utilities	17,575	570,485
	Principal Financial Group, Inc.	Insurance	5,700	441,237
	Procter & Gamble Co.	Household Products	56,050	9,396,782
	Progressive Corp.	Insurance	13,775	3,300,628
	Prologis, Inc.	Industrial REITs	21,850	2,309,545
	Prudential Financial, Inc.	Insurance	8,550	1,013,431
[a]	PTC, Inc.	Software	2,850	524,030
	Public Service Enterprise Group, Inc.	Multi-Utilities	11,875	1,003,319
	Public Storage	Specialized REITs	3,800	1,137,872
	PulteGroup, Inc.	Household Durables	4,750	517,275
	QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	26,600	4,086,292
	Quanta Services, Inc.	Construction & Engineering	3,325	1,050,866
	Quest Diagnostics, Inc.	Health Care Providers & Services	2,850	429,951

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Raymond James Financial, Inc.	Capital Markets	4,275	664,036
	Realty Income Corp.	Retail REITs	20,900	1,116,269
	Regency Centers Corp.	Retail REITs	3,800	280,934
[a]	Regeneron Pharmaceuticals, Inc.	Biotechnology	2,375	1,691,784
	Regions Financial Corp.	Banks	21,850	513,912
	Reinsurance Group of America, Inc.	Insurance	1,425	304,423
	Republic Services, Inc.	Commercial Services & Supplies	4,750	955,605
	ResMed, Inc.	Health Care Equipment & Supplies	3,325	760,394
	Revvity, Inc.	Life Sciences Tools & Services	2,850	318,089
[a]	ROBLOX Corp., Class A	Entertainment	13,300	769,538
	Rockwell Automation, Inc.	Electrical Equipment	2,850	814,501
	Rollins, Inc.	Commercial Services & Supplies	7,125	330,244
	Roper Technologies, Inc.	Software	2,375	1,234,644
	Ross Stores, Inc.	Specialty Retail	7,600	1,149,652
	Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	5,700	1,314,933
	Royalty Pharma PLC, Class A	Pharmaceuticals	9,500	242,345
	RTX Corp.	Aerospace & Defense	31,350	3,627,822
	S&P Global, Inc.	Capital Markets	7,600	3,785,028
	Salesforce, Inc.	Software	21,850	7,305,110
	SBA Communications Corp.	Specialized REITs	2,375	484,025
	Schlumberger NV	Energy Equipment & Services	33,725	1,293,016
	Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	4,750	409,973
	Sempra	Multi-Utilities	14,725	1,291,677
[a]	ServiceNow, Inc.	Software	4,750	5,035,570
	Sherwin-Williams Co.	Chemicals	5,700	1,937,601
	Simon Property Group, Inc.	Retail REITs	7,125	1,226,996
	Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	3,800	336,984
	Smurfit WestRock PLC	Containers & Packaging	11,875	639,588
[a]	Snap, Inc., Class A	Interactive Media & Services	25,650	276,251
	Snap-on, Inc.	Machinery	1,425	483,759
[a]	Snowflake, Inc., Class A	IT Services	7,600	1,173,516
	Southern Co.	Electric Utilities	26,125	2,150,610
	Southern Copper Corp.	Metals & Mining	1,900	173,147
	Southwest Airlines Co.	Passenger Airlines	14,250	479,085
	SS&C Technologies Holdings, Inc.	Professional Services	5,225	395,951
	Stanley Black & Decker, Inc.	Machinery	3,800	305,102
	Starbucks Corp.	Hotels, Restaurants & Leisure	27,075	2,470,594
	State Street Corp.	Capital Markets	7,125	699,319
	Steel Dynamics, Inc.	Metals & Mining	3,325	379,283
	STERIS PLC	Health Care Equipment & Supplies	2,375	488,205
	Stryker Corp.	Health Care Equipment & Supplies	8,550	3,078,427
	Sun Communities, Inc.	Residential REITs	2,850	350,465
[a]	Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	11,875	361,950
	Synchrony Financial	Consumer Finance	9,025	586,625
[a]	Synopsys, Inc.	Software	3,800	1,844,368
	Sysco Corp.	Consumer Staples Distribution & Retail	11,875	907,962
	T. Rowe Price Group, Inc.	Capital Markets	5,225	590,895
[a]	Take-Two Interactive Software, Inc.	Entertainment	3,800	699,504
	Targa Resources Corp.	Oil, Gas & Consumable Fuels	5,225	932,662
	Target Corp.	Consumer Staples Distribution & Retail	10,925	1,476,841
[a]	Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	950	440,924
	Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,800	478,496
[a]	Tesla, Inc.	Automobiles	66,500	26,855,360
	Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	21,850	4,097,093
	Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	475	525,331
	Textron, Inc.	Aerospace & Defense	4,750	363,328
	Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	9,025	4,695,076
	TJX Cos., Inc.	Specialty Retail	26,600	3,213,546
	T-Mobile U.S., Inc.	Wireless Telecommunication Services	11,875	2,621,169
	Tractor Supply Co.	Specialty Retail	11,875	630,088
[a]	Trade Desk, Inc., Class A	Media	10,925	1,284,015
	Trane Technologies PLC	Building Products	5,225	1,929,854
	TransDigm Group, Inc.	Aerospace & Defense	1,425	1,805,874
	TransUnion	Professional Services	4,750	440,373
	Travelers Cos., Inc.	Insurance	5,225	1,258,650

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Trimble, Inc.	Electronic Equipment, Instruments & Components	5,700	402,762
	Truist Financial Corp.	Banks	31,825	1,380,568
[a]	Twilio, Inc., Class A	IT Services	3,325	359,366
[a]	Tyler Technologies, Inc.	Software	950	547,808
	Tyson Foods, Inc., Class A	Food Products	6,650	381,976
	U.S. Bancorp	Banks	37,050	1,772,101
[a]	Uber Technologies, Inc.	Ground Transportation	49,875	3,008,460
	UDR, Inc.	Residential REITs	7,125	309,296
[a]	Ulta Beauty, Inc.	Specialty Retail	950	413,184
	Union Pacific Corp.	Ground Transportation	14,250	3,249,570
[a]	United Airlines Holdings, Inc.	Passenger Airlines	7,600	737,960
	United Parcel Service, Inc., Class B	Air Freight & Logistics	17,575	2,216,207
	United Rentals, Inc.	Trading Companies & Distributors	1,425	1,003,827
	UnitedHealth Group, Inc.	Health Care Providers & Services	21,850	11,053,041
	Universal Health Services, Inc., Class B	Health Care Providers & Services	1,425	255,674
	Valero Energy Corp.	Oil, Gas & Consumable Fuels	7,600	931,684
[a]	Veeva Systems, Inc., Class A	Health Care Technology	3,325	699,081
	Ventas, Inc.	Health Care REITs	9,975	587,428
	Veralto Corp.	Commercial Services & Supplies	5,700	580,545
[a]	VeriSign, Inc.	IT Services	1,900	393,224
	Verisk Analytics, Inc.	Professional Services	3,325	915,805
	Verizon Communications, Inc.	Diversified Telecommunication Services	100,225	4,007,998
[a]	Vertex Pharmaceuticals, Inc.	Biotechnology	6,175	2,486,672
	Vertiv Holdings Co., Class A	Electrical Equipment	8,550	971,365
	Viatris, Inc.	Pharmaceuticals	28,500	354,825
	VICI Properties, Inc.	Specialized REITs	25,175	735,362
	Visa, Inc., Class A	Financial Services	41,325	13,060,353
	Vistra Corp.	Independent Power Producers & Energy Traders	8,075	1,113,300
	Vulcan Materials Co.	Construction Materials	3,325	855,290
	W.R. Berkley Corp.	Insurance	7,125	416,955
	Walmart, Inc.	Consumer Staples Distribution & Retail	103,075	9,312,826
	Walt Disney Co.	Entertainment	43,225	4,813,104
[a]	Warner Bros Discovery, Inc.	Entertainment	53,675	567,345
	Waste Management, Inc.	Commercial Services & Supplies	8,550	1,725,304
[a]	Waters Corp.	Life Sciences Tools & Services	1,425	528,647
	Watsco, Inc.	Trading Companies & Distributors	950	450,196
	WEC Energy Group, Inc.	Multi-Utilities	7,600	714,704
	Wells Fargo & Co.	Banks	79,325	5,571,788
	Welltower, Inc.	Health Care REITs	14,725	1,855,792
	West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,900	622,364
[a]	Western Digital Corp.	Technology Hardware, Storage & Peripherals	8,075	481,512
	Westinghouse Air Brake Technologies Corp.	Machinery	4,275	810,497
	Westlake Corp.	Chemicals	950	108,918
	Weyerhaeuser Co.	Specialized REITs	17,100	481,365
	Williams Cos., Inc.	Oil, Gas & Consumable Fuels	28,975	1,568,127
	Willis Towers Watson PLC	Insurance	2,375	743,945
[a]	Workday, Inc., Class A	Software	5,225	1,348,207
	WP Carey, Inc.	Diversified REITs	5,225	284,658
	WW Grainger, Inc.	Trading Companies & Distributors	950	1,001,347
	Xcel Energy, Inc.	Electric Utilities	13,775	930,088
	Xylem, Inc.	Machinery	5,700	661,314
	Yum! Brands, Inc.	Hotels, Restaurants & Leisure	6,650	892,164
[a]	Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,425	550,364
[a]	Zillow Group, Inc., Class A	Real Estate Management & Development	1,425	100,961
[a]	Zillow Group, Inc., Class C	Real Estate Management & Development	3,800	281,390
	Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,750	501,743
	Zoetis, Inc.	Pharmaceuticals	10,925	1,780,010
[a]	Zoom Communications, Inc., Class A	Software	5,700	465,177
[a]	Zscaler, Inc.	Software	2,375	428,474
				1,211,993,691
	Total Common Stocks (Cost $916,585,983)			1,217,839,062

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Preferred Stock 0.0%
	Russia 0.0%
[a,b]	Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—
	Total Preferred Stocks (Cost $6,128)			—
	Total Investments before Short-Term Investments (Cost $916,592,111)			1,217,839,062
	Short-Term Investments 0.1%
	Money Market Funds 0.1%
	United States 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	Money Market Funds	1,384,175	1,384,175
	Total Short-Term Investments (Cost $1,384,175)			1,384,175
	Total Investments (Cost $917,976,286) 99.9%			1,219,223,237
	Other Assets, less Liabilities 0.1%			795,910
	Net Assets 100.0%			$ 1,220,019,147
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	5	$ 1,483,938	3/21/25	$ (948)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin U.S. Large Cap Multifactor Index ETF	Shares	Value
	Common Stocks 99.9%
	Communication Services 10.0%
	Alphabet, Inc., Class A	158,317	$ 29,969,408
	Alphabet, Inc., Class C	132,765	25,283,767
	AT&T, Inc.	727,452	16,564,082
	Fox Corp., Class A	32,064	1,557,669
	Fox Corp., Class B	34,068	1,558,270
	Meta Platforms, Inc., Class A	64,629	37,840,926
	Omnicom Group, Inc.	16,533	1,422,499
[a]	Spotify Technology SA	11,022	4,931,023
	T-Mobile U.S., Inc.	44,088	9,731,544
	Verizon Communications, Inc.	434,869	17,390,411
			146,249,599
	Consumer Discretionary 12.8%
[a]	Amazon.com, Inc.	210,420	46,164,044
	Best Buy Co., Inc.	21,042	1,805,404
	Booking Holdings, Inc.	3,669	18,229,133
	Carter’s, Inc.	27,555	1,493,206
	Dick’s Sporting Goods, Inc.	7,015	1,605,313
	Domino’s Pizza, Inc.	3,503	1,470,419
	eBay, Inc.	46,593	2,886,436
	Garmin Ltd.	18,036	3,720,105
	General Motors Co.	108,216	5,764,666
[a]	Grand Canyon Education, Inc.	9,018	1,477,148
	H&R Block, Inc.	25,551	1,350,115
	Hilton Worldwide Holdings, Inc.	21,543	5,324,568
	Home Depot, Inc.	51,603	20,073,051
	Lennar Corp., Class A	25,050	3,416,069
	Lennar Corp., Class B	8,857	1,170,453
	Lowe’s Cos., Inc.	27,054	6,676,927
	Murphy USA, Inc.	2,506	1,257,386
[a]	NVR, Inc.	320	2,617,248
[a]	O’Reilly Automotive, Inc.	2,728	3,234,862
	PulteGroup, Inc.	24,048	2,618,827
	Ralph Lauren Corp.	6,513	1,504,373
	Royal Caribbean Cruises Ltd.	18,036	4,160,725
	Tapestry, Inc.	24,048	1,571,056
[a]	Tesla, Inc.	59,118	23,874,213
	Texas Roadhouse, Inc.	8,517	1,536,722
	TJX Cos., Inc.	120,741	14,586,720
	Toll Brothers, Inc.	12,525	1,577,524
	Tractor Supply Co.	46,372	2,460,498
	Travel & Leisure Co.	27,054	1,364,874
	Williams-Sonoma, Inc.	16,533	3,061,581
			188,053,666
	Consumer Staples 6.2%
	Altria Group, Inc.	232,965	12,181,740
[a]	BellRing Brands, Inc.	19,038	1,434,323
	Casey’s General Stores, Inc.	4,008	1,588,090
	Coca-Cola Consolidated, Inc.	1,160	1,461,588
	Costco Wholesale Corp.	26,643	24,412,182
	Ingredion, Inc.	10,020	1,378,351
	Kellanova	23,547	1,906,600
	Kimberly-Clark Corp.	25,050	3,282,552
	Kroger Co.	31,563	1,930,077
	Philip Morris International, Inc.	129,759	15,616,496
[a]	Pilgrim’s Pride Corp.	29,559	1,341,683
	Walmart, Inc.	271,542	24,533,820
			91,067,502

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Energy 0.8%
	APA Corp.	66,633	1,538,556
	Civitas Resources, Inc.	29,058	1,332,890
	Devon Energy Corp.	47,595	1,557,784
	DT Midstream, Inc.	15,030	1,494,433
	Targa Resources Corp.	10,020	1,788,570
	Texas Pacific Land Corp.	2,010	2,222,980
	Viper Energy, Inc.	28,056	1,376,708
			11,311,921
	Financials 9.1%
	Aon PLC, Class A	9,519	3,418,844
	Axis Capital Holdings Ltd.	16,032	1,420,756
	Bank of New York Mellon Corp.	35,070	2,694,428
[a]	Berkshire Hathaway, Inc., Class B	33,567	15,215,250
	Cincinnati Financial Corp.	9,519	1,367,880
	Citigroup, Inc.	202,906	14,282,553
	Citizens Financial Group, Inc.	44,088	1,929,291
	Evercore, Inc., Class A	5,010	1,388,722
[a]	Fiserv, Inc.	27,054	5,557,433
	Goldman Sachs Group, Inc.	22,545	12,909,718
	Hartford Financial Services Group, Inc.	26,553	2,904,898
	Houlihan Lokey, Inc.	8,016	1,392,059
	Interactive Brokers Group, Inc., Class A	8,016	1,416,187
	Janus Henderson Group PLC	33,567	1,427,605
	Jefferies Financial Group, Inc.	23,547	1,846,085
	JPMorgan Chase & Co.	68,637	16,452,975
	Lazard, Inc.	26,052	1,341,157
	Lincoln National Corp.	42,585	1,350,370
	M&T Bank Corp.	8,016	1,507,088
	Mastercard, Inc., Class A	48,597	25,589,722
	MGIC Investment Corp.	57,114	1,354,173
	Moody’s Corp.	17,535	8,300,543
	SEI Investments Co.	18,537	1,528,932
	Synchrony Financial	49,098	3,191,370
[a]	Toast, Inc., Class A	34,569	1,260,040
	Unum Group	19,539	1,426,933
	Western Union Co.	137,274	1,455,104
			133,930,116
	Health Care 12.7%
	Abbott Laboratories	81,162	9,180,234
	AbbVie, Inc.	126,252	22,434,980
[a]	Boston Scientific Corp.	150,300	13,424,796
	Bristol-Myers Squibb Co.	112,224	6,347,389
	Chemed Corp.	2,515	1,332,447
	Cigna Group	26,052	7,193,999
[a]	DaVita, Inc.	9,018	1,348,642
[a]	Doximity, Inc., Class A	28,557	1,524,658
	Eli Lilly & Co.	22,545	17,404,740
	Encompass Health Corp.	14,529	1,341,753
[a]	Exelixis, Inc.	41,583	1,384,714
	Gilead Sciences, Inc.	61,623	5,692,117
[a]	Globus Medical, Inc., Class A	17,535	1,450,320
	HCA Healthcare, Inc.	20,040	6,015,006
[a]	Intuitive Surgical, Inc.	36,072	18,828,141
	Johnson & Johnson	157,314	22,750,751
[a]	Medpace Holdings, Inc.	4,509	1,498,025
	Organon & Co.	95,190	1,420,235
	Premier, Inc., Class A	66,132	1,401,998
	Quest Diagnostics, Inc.	10,521	1,587,198
	ResMed, Inc.	12,024	2,749,769
	Stryker Corp.	36,573	13,168,109
[a]	Tenet Healthcare Corp.	11,022	1,391,307
[a]	United Therapeutics Corp.	5,010	1,767,728

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	UnitedHealth Group, Inc.	18,537	9,377,127
	Universal Health Services, Inc., Class B	7,515	1,348,341
[a]	Vertex Pharmaceuticals, Inc.	27,555	11,096,399
[a]	Waters Corp.	4,008	1,486,888
			185,947,811
	Industrials 9.5%
	3M Co.	30,561	3,945,119
	AAON, Inc.	11,022	1,297,069
	Acuity Brands, Inc.	4,509	1,317,214
	Allison Transmission Holdings, Inc.	14,028	1,515,866
	Armstrong World Industries, Inc.	9,519	1,345,320
	Automatic Data Processing, Inc.	19,539	5,719,651
[a]	CACI International, Inc., Class A	3,507	1,417,038
	Carlisle Cos., Inc.	5,010	1,847,888
	Caterpillar, Inc.	50,100	18,174,276
	Cintas Corp.	35,317	6,452,416
	Comfort Systems USA, Inc.	4,008	1,699,632
	Cummins, Inc.	13,026	4,540,864
	Curtiss-Wright Corp.	4,009	1,422,674
	Delta Air Lines, Inc.	57,114	3,455,397
	EMCOR Group, Inc.	4,509	2,046,635
	Fastenal Co.	69,138	4,971,714
	Genpact Ltd.	32,565	1,398,667
	Howmet Aerospace, Inc.	37,074	4,054,783
	Illinois Tool Works, Inc.	14,028	3,556,940
	Leidos Holdings, Inc.	15,031	2,165,366
	Lennox International, Inc.	4,008	2,442,074
	Lockheed Martin Corp.	15,748	7,652,583
	Masco Corp.	22,545	1,636,091
	Owens Corning	9,018	1,535,946
	PACCAR, Inc.	56,613	5,888,884
	Parker-Hannifin Corp.	12,024	7,647,625
	Republic Services, Inc.	21,042	4,233,230
	Rollins, Inc.	29,699	1,376,549
	Ryder System, Inc.	8,518	1,336,133
	Snap-on, Inc.	4,008	1,360,636
	SS&C Technologies Holdings, Inc.	21,042	1,594,563
	Trane Technologies PLC	24,048	8,882,129
[a]	United Airlines Holdings, Inc.	18,036	1,751,296
	United Rentals, Inc.	7,014	4,940,942
	Waste Management, Inc.	44,088	8,896,518
	WW Grainger, Inc.	4,890	5,154,304
			138,674,032
	Information Technology 33.9%
	Amdocs Ltd.	17,535	1,492,930
	Amphenol Corp., Class A	130,761	9,081,351
	Apple, Inc.	450,400	112,789,168
	Applied Materials, Inc.	81,163	13,199,539
[a]	Arista Networks, Inc.	120,240	13,290,127
	Avnet, Inc.	27,094	1,417,558
	Broadcom, Inc.	142,284	32,987,123
	Cisco Systems, Inc.	184,869	10,944,245
	Cognizant Technology Solutions Corp., Class A	50,601	3,891,217
	Corning, Inc.	76,152	3,618,743
[a]	DocuSign, Inc.	19,038	1,712,278
[a]	F5, Inc.	6,012	1,511,838
[a]	Fair Isaac Corp.	1,920	3,822,586
[a]	Fortinet, Inc.	37,074	3,502,751
[a]	GoDaddy, Inc., Class A	7,515	1,483,236
[a]	Guidewire Software, Inc.	7,515	1,266,879
	Hewlett Packard Enterprise Co.	144,288	3,080,549
	HP, Inc.	110,721	3,612,826
	International Business Machines Corp.	88,176	19,383,730

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Microsoft Corp.	194,889	82,145,713
	Motorola Solutions, Inc.	19,038	8,799,935
	NetApp, Inc.	26,052	3,024,116
	NVIDIA Corp.	715,430	96,075,095
	Oracle Corp.	123,246	20,537,713
[a]	Palantir Technologies, Inc., Class A	96,192	7,275,001
	Pegasystems, Inc.	16,032	1,494,182
	QUALCOMM, Inc.	112,725	17,316,814
	Skyworks Solutions, Inc.	17,194	1,524,764
	Texas Instruments, Inc.	94,689	17,755,134
			498,037,141
	Materials 1.7%
	Air Products & Chemicals, Inc.	11,022	3,196,821
	CF Industries Holdings, Inc.	19,038	1,624,322
	CRH PLC	59,619	5,515,950
	Eastman Chemical Co.	14,028	1,281,037
	FMC Corp.	25,551	1,242,034
	International Paper Co.	37,575	2,022,287
	LyondellBasell Industries NV, Class A	27,054	2,009,301
	NewMarket Corp.	3,006	1,588,220
	Packaging Corp. of America	9,519	2,143,012
	Royal Gold, Inc.	10,521	1,387,194
	Southern Copper Corp.	15,030	1,369,684
	Steel Dynamics, Inc.	16,533	1,885,919
			25,265,781
	Real Estate 2.4%
	Agree Realty Corp.	19,539	1,376,523
	AvalonBay Communities, Inc.	10,020	2,204,099
	Cousins Properties, Inc.	47,595	1,458,311
	Essex Property Trust, Inc.	6,012	1,716,065
	Gaming & Leisure Properties, Inc.	28,657	1,380,121
	Highwoods Properties, Inc.	46,372	1,418,056
	Iron Mountain, Inc.	27,555	2,896,306
	Kilroy Realty Corp.	36,573	1,479,378
	NNN REIT, Inc.	34,569	1,412,144
	Omega Healthcare Investors, Inc.	37,514	1,419,905
	Park Hotels & Resorts, Inc.	95,691	1,346,372
	Public Storage	16,533	4,950,641
	Realty Income Corp.	60,621	3,237,768
	Simon Property Group, Inc.	36,573	6,298,236
	VICI Properties, Inc.	78,156	2,282,937
			34,876,862
	Utilities 0.8%
	Atmos Energy Corp.	10,020	1,395,485
	Entergy Corp.	40,080	3,038,865
	MDU Resources Group, Inc.	75,651	1,363,231
	National Fuel Gas Co.	23,547	1,428,832
	Public Service Enterprise Group, Inc.	43,587	3,682,666
	UGI Corp.	49,599	1,400,180
			12,309,259
	Total Common Stocks (Cost $1,159,156,287)		1,465,723,690
	Total Investments before Short-Term Investments (Cost $1,159,156,287)		1,465,723,690

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 0.0%†
	Money Market Funds 0.0%†
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	253,720	253,720
	Total Short-Term Investments (Cost $253,720)		253,720
	Total Investments (Cost $1,159,410,007) 99.9%		1,465,977,410
	Other Assets, less Liabilities 0.1%		1,263,394
	Net Assets 100.0%		$ 1,467,240,804
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	3	$ 890,363	3/21/25	$ (32,796)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin U.S. Mid Cap Multifactor Index ETF	Shares	Value
	Common Stocks 99.8%
	Communication Services 2.1%
	Electronic Arts, Inc.	83,898	$ 12,274,277
	Fox Corp., Class A	78,684	3,822,469
	Fox Corp., Class B	27,498	1,257,759
	Omnicom Group, Inc.	104,280	8,972,251
	Playtika Holding Corp.	34,323	238,202
			26,564,958
	Consumer Discretionary 17.7%
[a]	AutoNation, Inc.	13,746	2,334,621
	Bath & Body Works, Inc.	104,280	4,042,936
	Best Buy Co., Inc.	131,772	11,306,038
	Brunswick Corp.	30,814	1,993,049
	Carter’s, Inc.	20,388	1,104,826
[b]	Choice Hotels International, Inc.	13,746	1,951,657
	Columbia Sportswear Co.	16,592	1,392,567
[a]	Crocs, Inc.	28,440	3,115,033
[a]	Deckers Outdoor Corp.	70,152	14,247,170
	Dick’s Sporting Goods, Inc.	30,338	6,942,548
[b]	Dillard’s, Inc., Class A	994	429,150
	eBay, Inc.	217,092	13,448,849
[a]	Expedia Group, Inc.	43,608	8,125,479
	Gap, Inc.	70,634	1,669,081
	Garmin Ltd.	64,464	13,296,345
	Genuine Parts Co.	68,256	7,969,571
[a]	Grand Canyon Education, Inc.	12,798	2,096,312
	H&R Block, Inc.	75,840	4,007,386
[b]	Kohl’s Corp.	53,562	752,010
	LKQ Corp.	126,084	4,633,587
	Macy’s, Inc.	156,894	2,656,215
	Murphy USA, Inc.	9,480	4,756,590
	Nordstrom, Inc.	57,362	1,385,292
[a]	NVR, Inc.	1,235	10,100,941
	Pool Corp.	17,064	5,817,800
	PulteGroup, Inc.	97,170	10,581,813
	Ralph Lauren Corp.	21,804	5,036,288
[a]	Skechers USA, Inc., Class A	65,412	4,398,303
	Tapestry, Inc.	132,720	8,670,598
	Tempur Sealy International, Inc.	93,852	5,320,470
	Texas Roadhouse, Inc.	39,342	7,098,477
	Tractor Supply Co.	242,121	12,846,940
[a]	Ulta Beauty, Inc.	26,070	11,338,625
	Wendy’s Co.	69,678	1,135,751
	Williams-Sonoma, Inc.	75,840	14,044,051
	Wingstop, Inc.	12,798	3,637,192
	Yum! Brands, Inc.	98,594	13,227,371
			226,910,932
	Consumer Staples 8.4%
	Albertsons Cos., Inc., Class A	265,999	5,224,220
[a]	BellRing Brands, Inc.	28,242	2,127,752
[a]	BJ’s Wholesale Club Holdings, Inc.	70,152	6,268,081
	Casey’s General Stores, Inc.	16,590	6,573,456
	Church & Dwight Co., Inc.	105,702	11,068,056
	Clorox Co.	61,146	9,930,722
	Coca-Cola Consolidated, Inc.	2,336	2,943,337
	Dollar General Corp.	84,846	6,433,024
	Flowers Foods, Inc.	112,338	2,320,903
	General Mills, Inc.	123,244	7,859,270
	Hershey Co.	59,724	10,114,259

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Ingredion, Inc.	14,220	1,956,103
	Kellanova	89,112	7,215,399
	Kroger Co.	225,150	13,767,923
	Sysco Corp.	178,224	13,627,007
			107,429,512
	Energy 5.9%
	Antero Midstream Corp.	190,548	2,875,369
	APA Corp.	180,120	4,158,971
	Cheniere Energy, Inc.	61,146	13,138,441
	Chord Energy Corp.	23,226	2,715,584
	Civitas Resources, Inc.	32,710	1,500,408
	Devon Energy Corp.	284,874	9,323,926
	Diamondback Energy, Inc.	72,050	11,803,952
	DT Midstream, Inc.	37,920	3,770,386
	HF Sinclair Corp.	69,204	2,425,600
	Ovintiv, Inc.	132,720	5,375,160
	Targa Resources Corp.	45,978	8,207,073
	Texas Pacific Land Corp.	8,593	9,503,514
	Viper Energy, Inc.	32,232	1,581,624
			76,380,008
	Financials 12.9%
	Affiliated Managers Group, Inc.	16,590	3,067,823
	Allstate Corp.	66,360	12,793,544
	Ally Financial, Inc.	123,240	4,437,872
	Arch Capital Group Ltd.	122,292	11,293,666
	Assured Guaranty Ltd.	23,700	2,133,237
	Cincinnati Financial Corp.	80,106	11,511,232
	CNA Financial Corp.	10,902	527,330
	Columbia Banking System, Inc.	74,892	2,022,833
	Commerce Bancshares, Inc.	27,018	1,683,491
	Everest Group Ltd.	22,278	8,074,884
	FactSet Research Systems, Inc.	8,058	3,870,096
	Globe Life, Inc.	50,244	5,603,211
	Hartford Financial Services Group, Inc.	111,390	12,186,066
	Invesco Ltd.	133,668	2,336,517
	Janus Henderson Group PLC	61,146	2,600,539
	Kinsale Capital Group, Inc.	11,376	5,291,319
	MGIC Investment Corp.	174,432	4,135,783
	MSCI, Inc.	22,280	13,368,223
	Old Republic International Corp.	111,864	4,048,358
	OneMain Holdings, Inc.	51,192	2,668,639
	Prosperity Bancshares, Inc.	44,556	3,357,295
	Regions Financial Corp.	433,710	10,200,859
	Rithm Capital Corp.	219,758	2,379,979
	SEI Investments Co.	60,198	4,965,131
	Synchrony Financial	203,820	13,248,300
	T. Rowe Price Group, Inc.	88,003	9,952,259
	Unum Group	85,320	6,230,920
	Western Union Co.	233,208	2,472,005
			166,461,411
	Health Care 10.5%
[a]	Acadia Healthcare Co., Inc.	49,219	1,951,533
	Cencora, Inc.	54,510	12,247,307
	Chemed Corp.	6,636	3,515,753
[a]	DaVita, Inc.	21,806	3,261,087
	Encompass Health Corp.	65,412	6,040,798
[a]	Exelixis, Inc.	69,204	2,304,493
[a]	IDEXX Laboratories, Inc.	32,234	13,326,825
[a]	Incyte Corp.	99,540	6,875,228
[a]	Inspire Medical Systems, Inc.	7,110	1,318,052
[a]	Mettler-Toledo International, Inc.	9,751	11,932,104
[a]	Neurocrine Biosciences, Inc.	59,250	8,087,625

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Organon & Co.	149,310	2,227,705
	ResMed, Inc.	54,984	12,574,291
	Royalty Pharma PLC, Class A	220,410	5,622,659
[a]	Solventum Corp.	44,556	2,943,369
[a]	Tenet Healthcare Corp.	54,510	6,880,797
[a]	United Therapeutics Corp.	23,226	8,195,062
	Universal Health Services, Inc., Class B	32,706	5,868,111
	Viatris, Inc.	579,228	7,211,389
[a]	Waters Corp.	34,602	12,836,650
			135,220,838
	Industrials 22.4%
	Acuity Brands, Inc.	9,482	2,769,977
	Allegion PLC	43,134	5,636,751
	Allison Transmission Holdings, Inc.	51,192	5,531,808
	Armstrong World Industries, Inc.	14,694	2,076,703
	Booz Allen Hamilton Holding Corp.	82,950	10,675,665
[a]	CACI International, Inc., Class A	8,453	3,415,519
	CH Robinson Worldwide, Inc.	56,880	5,876,842
	Concentrix Corp.	17,064	738,359
	Cummins, Inc.	36,498	12,723,203
	Curtiss-Wright Corp.	16,590	5,887,293
	Delta Air Lines, Inc.	213,782	12,933,811
	Donaldson Co., Inc.	60,672	4,086,259
	Dover Corp.	65,412	12,271,291
	Expeditors International of Washington, Inc.	71,574	7,928,252
	Fastenal Co.	164,478	11,827,613
	Ferguson Enterprises, Inc.	63,516	11,024,472
	Genpact Ltd.	95,748	4,112,377
	Graco, Inc.	75,366	6,352,600
	Leidos Holdings, Inc.	46,454	6,692,163
	Lennox International, Inc.	18,012	10,974,712
	Lincoln Electric Holdings, Inc.	27,966	5,242,786
	ManpowerGroup, Inc.	22,752	1,313,245
	Masco Corp.	98,592	7,154,821
	MSC Industrial Direct Co., Inc., Class A	27,492	2,053,378
	Old Dominion Freight Line, Inc.	61,146	10,786,154
	Otis Worldwide Corp.	132,724	12,291,570
	Paychex, Inc.	93,852	13,159,928
	Paycom Software, Inc.	25,122	5,149,256
	Robert Half, Inc.	53,562	3,773,979
	Rollins, Inc.	150,258	6,964,458
	Ryder System, Inc.	19,434	3,048,417
[a]	Saia, Inc.	11,376	5,184,385
	Schneider National, Inc., Class B	26,070	763,330
	Snap-on, Inc.	27,492	9,332,984
	Toro Co.	48,822	3,910,642
[a]	United Airlines Holdings, Inc.	121,344	11,782,502
	Veralto Corp.	101,436	10,331,257
	Verisk Analytics, Inc.	46,454	12,794,825
	Watsco, Inc.	15,642	7,412,587
	WW Grainger, Inc.	11,408	12,024,602
			288,010,776
	Information Technology 11.9%
	Amdocs Ltd.	54,510	4,640,981
[a]	Appfolio, Inc., Class A	8,058	1,988,070
	Avnet, Inc.	33,654	1,760,777
	CDW Corp.	55,932	9,734,405
[a]	Cirrus Logic, Inc.	24,174	2,407,247
[a]	DocuSign, Inc.	48,822	4,391,051
	Dolby Laboratories, Inc., Class A	29,862	2,332,222
[a]	Dropbox, Inc., Class A	55,932	1,680,197
[a]	F5, Inc.	28,440	7,151,807
[a]	Fair Isaac Corp.	5,789	11,525,494

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Gartner, Inc.	26,544	12,859,772
[a]	GoDaddy, Inc., Class A	69,206	13,659,188
	Hewlett Packard Enterprise Co.	564,534	12,052,801
	HP, Inc.	382,518	12,481,562
	Jabil, Inc.	47,400	6,820,860
	Juniper Networks, Inc.	154,998	5,804,675
[a]	Manhattan Associates, Inc.	38,870	10,504,229
	NetApp, Inc.	111,390	12,930,151
[a]	Nutanix, Inc., Class A	53,562	3,276,923
	Pegasystems, Inc.	9,954	927,713
[a]	Teradata Corp.	22,752	708,725
[a]	VeriSign, Inc.	50,244	10,398,498
	Vontier Corp.	80,580	2,938,753
			152,976,101
	Materials 2.9%
	Avery Dennison Corp.	40,280	7,537,596
	LyondellBasell Industries NV, Class A	115,182	8,554,567
	NewMarket Corp.	2,844	1,502,627
	Reliance, Inc.	27,966	7,530,125
	RPM International, Inc.	58,776	7,232,975
	Sealed Air Corp.	75,366	2,549,632
	Sonoco Products Co.	47,400	2,315,490
			37,223,012
	Real Estate 4.0%
	AvalonBay Communities, Inc.	58,302	12,824,691
	BXP, Inc.	64,464	4,793,543
	Camden Property Trust	50,718	5,885,317
	Cousins Properties, Inc.	49,778	1,525,198
	Equity LifeStyle Properties, Inc.	85,794	5,713,880
	Highwoods Properties, Inc.	58,302	1,782,875
	Kilroy Realty Corp.	48,822	1,974,850
	Lamar Advertising Co., Class A	30,336	3,693,105
	NNN REIT, Inc.	91,008	3,717,677
	Omega Healthcare Investors, Inc.	59,724	2,260,553
	STAG Industrial, Inc.	76,572	2,589,665
	WP Carey, Inc.	80,580	4,389,998
			51,151,352
	Utilities 1.1%
	American Water Works Co., Inc.	89,586	11,152,561
	National Fuel Gas Co.	42,186	2,559,847
			13,712,408
	Total Common Stocks (Cost $1,210,108,229)		1,282,041,308
	Total Investments before Short-Term Investments (Cost $1,210,108,229)		1,282,041,308
	Short-Term Investments 0.4%
	Investments from Cash Collateral Received for Loaned Securities 0.2%
	Money Market Funds 0.2%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	2,856,577	2,856,577

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Money Market Funds 0.1%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	1,748,296	1,748,296
	Total Short-Term Investments (Cost $4,604,873)		4,604,873
	Total Investments (Cost $1,214,713,102) 100.1%		1,286,646,181
	Other Assets, less Liabilities (0.1)%		(1,521,816)
	Net Assets 100.0%		$ 1,285,124,365
[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2024.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P MidCap 400 E-Mini	Long	6	$ 1,888,020	3/21/25	$ (492)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin U.S. Small Cap Multifactor Index ETF	Shares	Value
	Common Stocks 99.9%
	Communication Services 3.0%
[a]	AMC Networks, Inc., Class A	1,800	$ 17,820
[a]	Cargurus, Inc.	4,440	162,238
[a]	Cinemark Holdings, Inc.	3,220	99,756
[a]	EverQuote, Inc., Class A	1,120	22,389
[a]	Gambling.com Group Ltd.	840	11,827
[a]	Ibotta, Inc., Class A	520	33,842
	IDT Corp., Class B	960	45,619
	John Wiley & Sons, Inc., Class A	2,420	105,778
[a]	Liberty Latin America Ltd., Class A	1,780	11,321
[a]	Liberty Latin America Ltd., Class C	5,180	32,841
[a]	Playstudios, Inc.	4,720	8,779
	Scholastic Corp.	1,400	29,862
	Shutterstock, Inc.	1,440	43,704
	Spok Holdings, Inc.	1,140	18,297
	TEGNA, Inc.	10,180	186,192
	Telephone & Data Systems, Inc.	6,060	206,706
[a]	Yelp, Inc.	4,180	161,766
[a]	ZipRecruiter, Inc., Class A	4,620	33,449
			1,232,186
	Consumer Discretionary 16.0%
[a]	1-800- Flowers.com, Inc., Class A	1,360	11,111
[a]	Abercrombie & Fitch Co., Class A	2,900	433,463
	Academy Sports & Outdoors, Inc.	4,020	231,271
	Acushnet Holdings Corp.	2,120	150,690
[a]	Adtalem Global Education, Inc.	2,100	190,785
	American Eagle Outfitters, Inc.	10,280	171,368
[a]	American Public Education, Inc.	600	12,942
[a]	BARK, Inc.	3,600	6,624
	Bloomin’ Brands, Inc.	6,200	75,702
	Buckle, Inc.	2,140	108,733
	Build-A-Bear Workshop, Inc.	880	40,515
	Caleres, Inc.	2,180	50,489
	Cheesecake Factory, Inc.	3,720	176,477
	Cracker Barrel Old Country Store, Inc.	1,680	88,805
	Cricut, Inc., Class A	1,300	7,410
	Designer Brands, Inc., Class A	2,040	10,894
[a]	Despegar.com Corp.	1,740	33,495
[a]	Destination XL Group, Inc.	3,280	8,823
[a]	Dorman Products, Inc.	1,140	147,687
	Escalade, Inc.	520	7,426
	Ethan Allen Interiors, Inc.	1,580	44,414
[a]	Figs, Inc., Class A	8,340	51,625
	Flexsteel Industries, Inc.	200	10,868
[a]	Foot Locker, Inc.	4,400	95,744
[a]	Frontdoor, Inc.	4,720	258,042
[a]	Genesco, Inc.	660	28,215
[a]	G-III Apparel Group Ltd.	2,260	73,721
	Group 1 Automotive, Inc.	750	316,110
	Hamilton Beach Brands Holding Co., Class A	380	6,395
	Haverty Furniture Cos., Inc.	1,020	22,705
[a]	Helen of Troy Ltd.	1,200	71,796
	Hooker Furnishings Corp.	520	7,285
	Installed Building Products, Inc.	1,380	241,845
	J Jill, Inc.	320	8,838
	Jack in the Box, Inc.	980	40,807
[a]	JAKKS Pacific, Inc.	420	11,823
	Johnson Outdoors, Inc., Class A	240	7,920
	Kontoor Brands, Inc.	3,840	327,974

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	La-Z-Boy, Inc.	2,680	116,768
	LCI Industries	1,280	132,339
	Lifetime Brands, Inc.	580	3,428
[a]	Lincoln Educational Services Corp.	1,580	24,996
[a]	Lovesac Co.	760	17,982
[a]	M/I Homes, Inc.	1,260	167,517
	Marine Products Corp.	600	5,502
	Monarch Casino & Resort, Inc.	860	67,854
	Monro, Inc.	1,720	42,656
	Movado Group, Inc.	1,040	20,467
	Nathan’s Famous, Inc.	160	12,578
[a]	ODP Corp.	2,080	47,299
[a]	ONE Group Hospitality, Inc.	1,320	3,828
	Oxford Industries, Inc.	1,000	78,780
	Papa John’s International, Inc.	2,020	82,961
	Patrick Industries, Inc.	1,700	141,236
	Perdoceo Education Corp.	4,920	130,232
[a]	Portillo’s, Inc., Class A	3,040	28,576
[a]	Potbelly Corp.	1,380	13,000
[a]	RealReal, Inc.	3,960	43,283
[a]	Revolve Group, Inc.	2,600	87,074
	Rocky Brands, Inc.	400	9,120
[a]	Sally Beauty Holdings, Inc.	7,560	79,002
[a]	Savers Value Village, Inc.	940	9,635
	Shoe Carnival, Inc.	980	32,418
	Signet Jewelers Ltd.	2,500	201,775
	Six Flags Entertainment Corp.	2,740	132,041
[a]	Sleep Number Corp.	860	13,106
	Smith & Wesson Brands, Inc.	2,480	25,060
	Sonic Automotive, Inc., Class A	880	55,748
[a]	Sonos, Inc.	6,660	100,166
	Standard Motor Products, Inc.	1,360	42,133
	Steven Madden Ltd.	4,680	198,994
	Strategic Education, Inc.	1,340	125,183
[a]	Stride, Inc.	2,680	278,532
	Sturm Ruger & Co., Inc.	920	32,540
	Superior Group of Cos., Inc.	580	9,587
[a]	Target Hospitality Corp.	1,740	16,817
[a]	Tile Shop Holdings, Inc.	1,900	13,167
[a]	Torrid Holdings, Inc.	880	4,602
[a]	Universal Technical Institute, Inc.	2,240	57,590
	Upbound Group, Inc.	3,440	100,345
[a]	Vera Bradley, Inc.	1,160	4,559
[a]	Victoria’s Secret & Co.	2,080	86,154
	Weyco Group, Inc.	360	13,518
	Wolverine World Wide, Inc.	4,480	99,456
[a,b]	XPEL, Inc.	1,340	53,520
			6,653,961
	Consumer Staples 6.7%
	Cal-Maine Foods, Inc.	2,520	259,358
[a]	Central Garden & Pet Co.	600	23,280
[a]	Central Garden & Pet Co., Class A	3,180	105,099
	Edgewell Personal Care Co.	2,580	86,688
	Energizer Holdings, Inc.	3,940	137,467
	Fresh Del Monte Produce, Inc.	880	29,225
	Ingles Markets, Inc., Class A	900	57,996
	Interparfums, Inc.	1,300	170,963
	J&J Snack Foods Corp.	800	124,104
	John B Sanfilippo & Son, Inc.	540	47,039
	Lancaster Colony Corp.	1,080	186,991
[a]	Lifeway Foods, Inc.	200	4,960
[a]	Mama’s Creations, Inc.	1,560	12,418
[a]	Medifast, Inc.	660	11,629
	National Beverage Corp.	1,540	65,712

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Natural Grocers by Vitamin Cottage, Inc., Class C	580	23,038
[a]	Nature’s Sunshine Products, Inc.	680	9,969
	Nu Skin Enterprises, Inc., Class A	3,580	24,666
	Oil-Dri Corp. of America	260	22,786
	PriceSmart, Inc.	1,540	141,942
	Primo Brands Corp., Class A	4,460	137,234
	SpartanNash Co.	2,400	43,968
[a]	Sprouts Farmers Market, Inc.	2,920	371,045
	Turning Point Brands, Inc.	740	44,474
[a]	United Natural Foods, Inc.	3,220	87,938
	Universal Corp.	1,460	80,066
[a]	USANA Health Sciences, Inc.	780	27,994
	Village Super Market, Inc., Class A	640	20,410
[a]	Vita Coco Co., Inc.	1,580	58,318
[a]	Vital Farms, Inc.	1,480	55,781
	WD-40 Co.	900	218,412
	Weis Markets, Inc.	1,100	74,492
	WK Kellogg Co.	1,780	32,022
			2,797,484
	Energy 4.7%
	Archrock, Inc.	7,560	188,168
	Ardmore Shipping Corp.	2,360	28,674
	Atlas Energy Solutions, Inc.	2,700	59,886
	California Resources Corp.	4,040	209,635
	CONSOL Energy, Inc.	1,800	192,024
	Crescent Energy Co., Class A	5,920	86,491
[c]	CVR Energy, Inc.	1,680	31,483
	DHT Holdings, Inc.	5,740	53,325
	Dorian LPG Ltd.	1,500	36,555
[a]	Drilling Tools International Corp.	580	1,897
	Evolution Petroleum Corp.	1,520	7,950
	Granite Ridge Resources, Inc.	2,700	17,442
[a]	Gulfport Energy Corp.	600	110,520
	International Seaways, Inc.	2,080	74,755
	Kodiak Gas Services, Inc.	1,200	48,996
	Magnolia Oil & Gas Corp., Class A	9,100	212,758
	Northern Oil & Gas, Inc.	5,220	193,975
	Peabody Energy Corp.	6,140	128,572
	Riley Exploration Permian, Inc.	600	19,152
	Scorpio Tankers, Inc.	2,420	120,250
	SFL Corp. Ltd.	7,200	73,584
	Teekay Tankers Ltd., Class A	1,180	46,952
	VAALCO Energy, Inc.	5,840	25,521
			1,968,565
	Financials 11.9%
	1st Source Corp.	1,080	63,050
	ARES Commercial Real Estate Corp.	1,440	8,482
	Artisan Partners Asset Management, Inc., Class A	2,740	117,957
	Banco Latinoamericano de Comercio Exterior SA, Class E	1,520	54,066
	Bank of Marin Bancorp	820	19,491
	Bank7 Corp.	200	9,332
	Blackstone Mortgage Trust, Inc., Class A	11,200	194,992
[a]	Bowhead Specialty Holdings, Inc.	320	11,366
	Brookline Bancorp, Inc.	5,140	60,652
	Cass Information Systems, Inc.	700	28,637
	Central Pacific Financial Corp.	1,200	34,860
	Chemung Financial Corp.	200	9,762
	Chicago Atlantic Real Estate Finance, Inc.	720	11,102
	Citizens & Northern Corp.	700	13,020
	City Holding Co.	740	87,675
	Claros Mortgage Trust, Inc.	3,680	16,634
	CNO Financial Group, Inc.	4,560	169,678
	Cohen & Steers, Inc.	740	68,332

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Consumer Portfolio Services, Inc.	480	5,213
[a]	CrossFirst Bankshares, Inc.	1,940	29,391
	Diamond Hill Investment Group, Inc.	60	9,306
[a]	Donnelley Financial Solutions, Inc.	1,360	85,313
	Eagle Bancorp, Inc.	1,560	40,607
	Enact Holdings, Inc.	2,000	64,760
[a]	Enova International, Inc.	1,360	130,397
	ESSA Bancorp, Inc.	480	9,360
	Essent Group Ltd.	6,500	353,860
	First Business Financial Services, Inc.	440	20,368
	First Community Bankshares, Inc.	680	28,315
	First of Long Island Corp.	1,260	14,717
	FirstCash Holdings, Inc.	1,820	188,552
	GCM Grosvenor, Inc., Class A	1,800	22,086
[a]	Genworth Financial, Inc., Class A	23,460	163,986
	German American Bancorp, Inc.	1,700	68,374
[a]	Goosehead Insurance, Inc., Class A	660	70,765
	Granite Point Mortgage Trust, Inc.	2,540	7,087
	Guaranty Bancshares, Inc.	480	16,608
[a]	Hamilton Insurance Group Ltd., Class B	1,400	26,642
	Heritage Commerce Corp.	2,760	25,889
	Home Bancorp, Inc.	340	15,711
	Home BancShares, Inc.	10,020	283,566
[a]	International Money Express, Inc.	2,380	49,575
	Jackson Financial, Inc., Class A	4,340	377,927
	Kearny Financial Corp.	2,080	14,726
	KKR Real Estate Finance Trust, Inc.	3,480	35,148
	Mercury General Corp.	1,480	98,390
	NBT Bancorp, Inc.	2,580	123,221
[a]	NerdWallet, Inc., Class A	1,980	26,334
	Nexpoint Real Estate Finance, Inc.	400	6,276
[a]	NMI Holdings, Inc., Class A	4,940	181,595
	Northeast Community Bancorp, Inc.	660	16,144
	Northfield Bancorp, Inc.	2,160	25,099
	Northwest Bancshares, Inc.	6,600	87,054
	OceanFirst Financial Corp.	2,940	53,214
	Park National Corp.	580	99,429
	Parke Bancorp, Inc.	540	11,075
	Peoples Bancorp, Inc.	1,920	60,845
	Peoples Financial Services Corp.	420	21,496
	PJT Partners, Inc., Class A	980	154,654
	Preferred Bank	660	57,011
	Radian Group, Inc.	4,020	127,514
	Regional Management Corp.	560	19,029
	Selective Insurance Group, Inc.	3,100	289,912
	Seven Hills Realty Trust	540	7,063
	Southern Missouri Bancorp, Inc.	460	26,390
	Stock Yards Bancorp, Inc.	1,100	78,771
	Tompkins Financial Corp.	740	50,194
	TPG RE Finance Trust, Inc.	3,660	31,110
	TrustCo Bank Corp.	1,040	34,642
	Value Line, Inc.	20	1,056
	Victory Capital Holdings, Inc., Class A	1,900	124,374
[a]	World Acceptance Corp.	240	26,986
			4,976,215
	Health Care 10.2%
[a]	ACADIA Pharmaceuticals, Inc.	7,660	140,561
[a]	Alkermes PLC	10,840	311,758
[a]	AMN Healthcare Services, Inc.	2,300	55,016
[a]	Ardent Health Partners, Inc.	380	6,490
[a]	Artivion, Inc.	1,800	51,462
[a]	AtriCure, Inc.	2,800	85,568
[a]	Axogen, Inc.	2,440	40,211
[a]	Biote Corp., Class A	1,440	8,899

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Catalyst Pharmaceuticals, Inc.	7,020	146,507
[a]	Ceribell, Inc.	340	8,799
[a]	ChromaDex Corp.	2,260	11,989
[a]	Collegium Pharmaceutical, Inc.	1,360	38,964
[a]	Community Health Systems, Inc.	6,580	19,674
	Concentra Group Holdings Parent, Inc.	2,900	57,362
	CONMED Corp.	1,840	125,930
[a]	Corcept Therapeutics, Inc.	5,200	262,028
[a]	CorVel Corp.	1,560	173,566
[a]	Cross Country Healthcare, Inc.	2,000	36,320
	Embecta Corp.	3,920	80,948
[a]	Fennec Pharmaceuticals, Inc.	1,020	6,446
[a]	Harmony Biosciences Holdings, Inc.	1,820	62,626
[a]	Harvard Bioscience, Inc.	1,860	3,925
	HealthStream, Inc.	640	20,352
[a]	Hims & Hers Health, Inc.	8,680	209,882
[a]	Inari Medical, Inc.	3,280	167,444
[a]	InfuSystem Holdings, Inc.	1,080	9,126
[a]	Inmode Ltd.	4,600	76,820
[a]	Innoviva, Inc.	3,260	56,561
	iRadimed Corp.	560	30,800
[a]	Ironwood Pharmaceuticals, Inc.	7,580	33,579
[a]	Joint Corp.	820	8,717
[a]	Kiniksa Pharmaceuticals International PLC	1,880	37,186
[a]	Lantheus Holdings, Inc.	1,860	166,396
	LeMaitre Vascular, Inc.	1,180	108,725
[a]	Merit Medical Systems, Inc.	3,080	297,898
[a]	MiMedx Group, Inc.	7,200	69,264
	National HealthCare Corp.	740	79,594
	National Research Corp.	1,060	18,698
[a]	Option Care Health, Inc.	6,920	160,544
[a]	Organogenesis Holdings, Inc.	4,180	13,376
	Patterson Cos., Inc.	5,580	172,199
[a]	Pediatrix Medical Group, Inc.	5,340	70,061
[a]	Performant Healthcare, Inc.	4,640	14,013
	Phibro Animal Health Corp., Class A	1,340	28,140
[a]	Prestige Consumer Healthcare, Inc.	3,100	242,079
[a]	Puma Biotechnology, Inc.	1,840	5,612
[a]	Quipt Home Medical Corp.	1,880	5,734
[a]	Rigel Pharmaceuticals, Inc.	880	14,802
[a]	Semler Scientific, Inc.	300	16,200
	SIGA Technologies, Inc.	3,080	18,511
[a]	Sonida Senior Living, Inc.	200	4,616
[a]	Surmodics, Inc.	660	26,136
[a]	Tactile Systems Technology, Inc.	1,460	25,010
[a]	Treace Medical Concepts, Inc.	2,560	19,046
[a]	UFP Technologies, Inc.	360	88,024
[a]	Vanda Pharmaceuticals, Inc.	3,440	16,478
[a]	Vericel Corp.	2,280	125,195
[a]	Viemed Healthcare, Inc.	1,920	15,398
[a]	Y-mAbs Therapeutics, Inc.	1,520	11,902
[a,c]	Zynex, Inc.	1,260	10,093
			4,229,260
	Industrials 21.3%
	ACCO Brands Corp.	5,400	28,350
	Alamo Group, Inc.	540	100,391
	Allient, Inc.	820	19,910
	Apogee Enterprises, Inc.	1,120	79,979
	Applied Industrial Technologies, Inc.	1,640	392,731
	Atmus Filtration Technologies, Inc.	3,520	137,914
	Barrett Business Services, Inc.	1,560	67,766
[a]	Bowman Consulting Group Ltd.	620	15,469
[a]	BrightView Holdings, Inc.	2,260	36,137
	Brink’s Co.	2,640	244,913

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Cimpress PLC	1,160	83,195
	CompX International, Inc.	100	2,615
	Costamare, Inc.	2,480	31,868
	Covenant Logistics Group, Inc.	580	31,616
	CRA International, Inc.	380	71,136
	CSG Systems International, Inc.	2,020	103,242
	CSW Industrials, Inc.	940	331,632
	Deluxe Corp.	2,760	62,348
[a]	DXP Enterprises, Inc.	780	64,444
	Enerpac Tool Group Corp.	2,260	92,863
	Ennis, Inc.	1,740	36,697
	ESCO Technologies, Inc.	1,500	199,815
[a]	ExlService Holdings, Inc.	4,260	189,059
	Exponent, Inc.	3,180	283,338
	Federal Signal Corp.	2,320	214,345
[a]	Forrester Research, Inc.	500	7,835
[a]	Franklin Covey Co.	700	26,306
	Franklin Electric Co., Inc.	2,780	270,911
[a]	GEO Group, Inc.	6,620	185,228
	Global Industrial Co.	1,000	24,790
[a]	GMS, Inc.	2,640	223,951
	Golden Ocean Group Ltd.	4,900	43,904
	Gorman-Rupp Co.	1,120	42,470
	Griffon Corp.	1,440	102,629
	H&E Equipment Services, Inc.	1,660	81,274
	Heartland Express, Inc.	3,080	34,558
	Heidrick & Struggles International, Inc.	1,400	62,034
	Hillenbrand, Inc.	3,560	109,577
	HNI Corp.	3,040	153,125
[a]	Huron Consulting Group, Inc.	840	104,379
	Hyster-Yale, Inc.	560	28,521
[a]	IBEX Holdings Ltd.	520	11,175
	ICF International, Inc.	1,140	135,900
[a]	IES Holdings, Inc.	420	84,403
[a]	Innodata, Inc.	760	30,035
	Insperity, Inc.	2,020	156,570
	Interface, Inc.	2,380	57,953
	Kadant, Inc.	695	239,768
	Karat Packaging, Inc.	400	12,104
	Kelly Services, Inc., Class A	1,780	24,813
	Kforce, Inc.	1,380	78,246
	Korn Ferry	3,540	238,773
[a]	L.B. Foster Co., Class A	360	9,684
[a]	Legalzoom.com, Inc.	8,660	65,037
[a]	Liquidity Services, Inc.	1,320	42,623
	LSI Industries, Inc.	1,480	28,742
	Luxfer Holdings PLC	1,480	19,373
	Marten Transport Ltd.	3,140	49,015
[a]	Masterbrand, Inc.	6,160	89,998
	Matthews International Corp., Class A	1,580	43,734
	McGrath RentCorp	1,340	149,839
	Miller Industries, Inc.	620	40,523
	MillerKnoll, Inc.	3,980	89,908
[a]	Mistras Group, Inc.	1,320	11,959
	Moog, Inc., Class A	1,580	311,007
	Mueller Industries, Inc.	5,580	442,829
	Mueller Water Products, Inc., Class A	8,440	189,900
	National Presto Industries, Inc.	260	25,589
	NL Industries, Inc.	540	4,196
[a]	NV5 Global, Inc.	3,360	63,302
	Omega Flex, Inc.	240	10,073
[a]	PAMT Corp.	380	6,224
	Preformed Line Products Co.	140	17,891
	Primoris Services Corp.	2,040	155,856
[a]	Proficient Auto Logistics, Inc.	460	3,712

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Radiant Logistics, Inc.	2,100	14,070
[a]	Resideo Technologies, Inc.	6,700	154,435
	Resources Connection, Inc.	2,340	19,960
	REV Group, Inc.	2,120	67,564
	Rush Enterprises, Inc., Class A	3,400	186,286
	Rush Enterprises, Inc., Class B	500	27,220
	Safe Bulkers, Inc.	3,640	12,995
	Standex International Corp.	640	119,674
	Steelcase, Inc., Class A	5,500	65,010
	Tennant Co.	1,180	96,205
[a]	Titan Machinery, Inc.	1,140	16,108
	UniFirst Corp.	780	133,450
	Universal Logistics Holdings, Inc.	380	17,457
[a]	Upwork, Inc.	5,380	87,963
	Virco Mfg. Corp.	520	5,330
	Watts Water Technologies, Inc., Class A	1,580	321,214
	Werner Enterprises, Inc.	4,360	156,611
			8,865,571
	Information Technology 14.3%
	A10 Networks, Inc.	5,060	93,104
[a]	ACI Worldwide, Inc.	4,760	247,092
[a]	Agilysys, Inc.	960	126,442
[a]	AvePoint, Inc.	3,820	63,068
[a]	Aviat Networks, Inc.	660	11,953
[a]	Axcelis Technologies, Inc.	1,820	127,164
	Badger Meter, Inc.	1,860	394,543
	Belden, Inc.	2,140	240,986
	Benchmark Electronics, Inc.	1,360	61,744
[a]	Blackbaud, Inc.	2,460	181,843
[a]	BlackLine, Inc.	1,540	93,570
[a]	Box, Inc., Class A	8,840	279,344
[a]	Calix, Inc.	3,020	105,308
	Clear Secure, Inc., Class A	4,500	119,880
	Climb Global Solutions, Inc.	200	25,350
[a]	Commvault Systems, Inc.	2,620	395,384
	CompoSecure, Inc., Class A	1,300	19,929
[a]	Consensus Cloud Solutions, Inc.	1,040	24,814
[a]	Couchbase, Inc.	1,680	26,191
[a]	CPI Card Group, Inc.	260	7,771
[a]	Daily Journal Corp.	60	34,079
[a]	Domo, Inc., Class B	980	6,938
[a]	eGain Corp.	1,140	7,102
[a]	Enfusion, Inc., Class A	2,800	28,840
[a]	ePlus, Inc.	1,640	121,163
	Hackett Group, Inc.	1,580	48,538
[a]	Harmonic, Inc.	6,020	79,645
	Immersion Corp.	1,680	14,666
	Information Services Group, Inc.	2,080	6,947
	InterDigital, Inc.	1,440	278,957
	Logility Supply Chain Solutions, Inc., Class A	1,740	19,279
[a]	Mitek Systems, Inc.	2,060	22,928
	Napco Security Technologies, Inc.	2,040	72,542
	NVE Corp.	300	24,429
[a]	OneSpan, Inc.	2,420	44,867
[a]	Ooma, Inc.	1,640	23,058
[a]	OSI Systems, Inc.	920	154,036
	PC Connection, Inc.	640	44,333
[a]	Plexus Corp.	1,360	212,813
	Progress Software Corp.	2,540	165,481
[a]	PROS Holdings, Inc.	2,220	48,751
[a]	Qualys, Inc.	2,480	347,746
[a]	Rambus, Inc.	6,300	333,018
	Richardson Electronics Ltd.	640	8,979
[a]	Rimini Street, Inc.	3,580	9,559

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Sapiens International Corp. NV	1,700	45,679
[a]	SEMrush Holdings, Inc., Class A	1,600	19,008
[a]	Silvaco Group, Inc.	200	1,616
[a]	SPS Commerce, Inc.	2,180	401,098
[a]	Varonis Systems, Inc.	4,860	215,930
[a]	Vertex, Inc., Class A	1,440	76,824
[a]	Viant Technology, Inc., Class A	420	7,976
[a]	Viavi Solutions, Inc.	6,020	60,802
[a]	Vishay Precision Group, Inc.	620	14,551
[a]	WM Technology, Inc.	4,160	5,741
[a]	Workiva, Inc.	2,440	267,180
[a]	Yext, Inc.	6,040	38,414
			5,958,993
	Materials 2.6%
[a]	Alpha Metallurgical Resources, Inc.	580	116,069
	Arch Resources, Inc.	920	129,922
	Caledonia Mining Corp. PLC	760	7,152
	Greif, Inc., Class A	1,460	89,235
	Greif, Inc., Class B	300	20,355
	Hawkins, Inc.	960	117,763
	Innospec, Inc.	1,400	154,084
	Myers Industries, Inc.	2,180	24,067
	Ramaco Resources, Inc., Class A	1,300	13,338
	Ramaco Resources, Inc., Class B	244	2,411
	Ryerson Holding Corp.	1,460	27,025
	Sensient Technologies Corp.	2,400	171,024
	SunCoke Energy, Inc.	4,320	46,224
	Sylvamo Corp.	1,840	145,397
			1,064,066
	Real Estate 4.5%
	Alexander’s, Inc.	80	16,005
	American Assets Trust, Inc.	2,700	70,902
	Brandywine Realty Trust	7,240	40,544
	Broadstone Net Lease, Inc.	10,380	164,627
	CareTrust REIT, Inc.	9,760	264,008
	Community Healthcare Trust, Inc.	1,540	29,583
[a]	Compass, Inc., Class A	10,340	60,489
	Elme Communities	3,600	54,972
	Essential Properties Realty Trust, Inc.	7,220	225,841
[a]	Forestar Group, Inc.	920	23,846
	Four Corners Property Trust, Inc.	5,700	154,698
	Innovative Industrial Properties, Inc.	1,580	105,291
	LTC Properties, Inc.	2,320	80,156
[a]	NET Lease Office Properties	560	17,478
	One Liberty Properties, Inc.	640	17,434
	Orion Office REIT, Inc.	3,140	11,649
	Paramount Group, Inc.	7,840	38,730
	Peakstone Realty Trust	1,640	18,155
	Piedmont Office Realty Trust, Inc., Class A	7,160	65,514
[a]	RE/MAX Holdings, Inc., Class A	1,300	13,871
	Retail Opportunity Investments Corp.	6,380	110,757
	RMR Group, Inc., Class A	1,020	21,053
	SITE Centers Corp.	1,420	21,712
	Tanger, Inc.	6,760	230,719
	Universal Health Realty Income Trust	740	27,535
			1,885,569
	Utilities 4.7%
	American States Water Co.	2,240	174,093
	Avista Corp.	4,360	159,707
	California Water Service Group	3,360	152,309
	Global Water Resources, Inc.	660	7,590
	MGE Energy, Inc.	2,020	189,799

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Northwest Natural Holding Co.	2,140	84,658
	Northwestern Energy Group, Inc.	3,500	187,110
	Portland General Electric Co.	2,780	121,264
	SJW Group	1,800	88,596
	Southwest Gas Holdings, Inc.	3,700	261,627
	Spire, Inc.	3,000	203,490
	TXNM Energy, Inc.	5,540	272,402
	Unitil Corp.	860	46,603
	York Water Co.	900	29,448
			1,978,696
	Total Common Stocks (Cost $37,712,533)		41,610,566
	Total Investments before Short-Term Investments (Cost $37,712,533)		41,610,566
	Short-Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	Money Market Funds 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	14,775	14,775
	Money Market Funds 0.0%†
[d,e]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	224	224
	Total Short-Term Investments (Cost $14,999)		14,999
	Total Investments (Cost $37,727,532) 100.0%		41,625,565
	Other Assets, less Liabilities 0.0%†		18,124
	Net Assets 100.0%		$ 41,643,689
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the value of this security was $53,520, representing 0.1% of net assets.
[c]A portion or all of the security is on loan at December 31, 2024.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]See Note 3 regarding investments in affiliated management investment companies.
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro E-Mini Russell 2000 Index Futures	Long	2	$ 22,498	3/21/25	$ (1,422)

*As of period end.
Abbreviations
Selected Portfolio
REIT	–	Real Estate Investment Trust

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin U.S. Treasury Bond ETF	Country	Principal Amount*	Value
	U.S. Government & Agency Securities 98.2%
	U.S. Treasury Bonds,
	1.75%, 8/15/41	United States	9,450,000	$ 6,123,065
	3.125%, 2/15/42	United States	65,000,000	52,172,565
	3.125%, 5/15/48	United States	60,000,000	44,960,318
	3.875%, 5/15/43	United States	14,850,000	13,074,476
	4.00%, 11/15/52	United States	37,000,000	32,242,582
	4.125%, 8/15/53	United States	16,950,000	15,101,708
	4.375%, 5/15/40	United States	4,750,000	4,545,338
	5.00%, 5/15/37	United States	2,200,000	2,280,325
	U.S. Treasury Notes,
	1.125%, 2/29/28	United States	26,303,000	23,864,896
	1.25%, 4/30/28	United States	110,000,000	99,679,351
	1.25%, 9/30/28	United States	8,000,000	7,151,294
	1.25%, 8/15/31	United States	8,000,000	6,530,533
	1.375%, 11/15/31	United States	15,630,000	12,775,300
	1.875%, 2/15/32	United States	19,784,000	16,646,327
	3.50%, 1/31/30	United States	25,700,000	24,662,006
	3.75%, 12/31/30	United States	65,000,000	62,640,447
	3.75%, 8/31/31	United States	15,000,000	14,374,688
	4.00%, 1/31/31	United States	7,500,000	7,319,126
	4.125%, 10/31/27	United States	185,000,000	184,298,987
	4.125%, 8/31/30	United States	15,000,000	14,772,300
	4.25%, 6/30/31	United States	16,000,000	15,802,553
	4.375%, 12/15/26	United States	5,000,000	5,012,110
	4.375%, 5/15/34	United States	25,600,000	25,214,501
	4.50%, 11/15/25	United States	65,000,000	65,126,231
	4.625%, 6/30/26	United States	7,500,000	7,541,336
	U.S. Treasury STRIPS Coupon,
	[a] 4.15%, 2/15/29	United States	32,100,000	26,699,759
	[a] 4.258%, 2/15/31	United States	54,000,000	40,667,272
	Total U.S. Government & Agency Securities (Cost $845,461,630)			831,279,394
	Total Investments before Short-Term Investments (Cost $845,461,630)			831,279,394
	Short-Term Investments 1.3%
	Money Market Funds 1.3%
	United States 1.3%
[b,c]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	United States	11,060,229	11,060,229
	Total Short-Term Investments (Cost $11,060,229)			11,060,229
	Total Investments (Cost $856,521,859) 99.5%			842,339,623
	Other Assets, less Liabilities 0.5%			4,656,088
	Net Assets 100.0%			$ 846,995,711
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The rate shown represents the yield at period end.
[b]The rate shown is the annualized seven-day effective yield at period end.
[c]See Note 3 regarding investments in affiliated management investment companies.

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Franklin Ultra Short Bond ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 76.0%
	Aerospace & Defense 2.4%
	Northrop Grumman Corp., 2.93%, 1/15/25	United States	100,000	$ 99,921
	RTX Corp., 5.00%, 2/27/26	United States	500,000	501,971
				601,892
	Auto Manufacturers 9.8%
[a]	American Honda Finance Corp., 1 day USD SOFR + 0.72%, 5.316%, 10/22/27	United States	250,000	250,044
[a,b]	BMW U.S. Capital LLC, 1 day USD SOFR Index + 0.92%, 5.414%, 8/13/27	Germany	500,000	501,770
	General Motors Financial Co., Inc., 5.40%, 4/06/26	United States	500,000	503,089
	Hyundai Capital America,
	[b] 5.80%, 6/26/25	United States	100,000	100,379
	[a,b] 5.436%, 6/24/27	United States	287,000	288,034
[b]	Mercedes-Benz Finance North America LLC, 4.80%, 11/13/26	Germany	150,000	150,338
[a]	Toyota Motor Credit Corp., 1 day USD SOFR Index + 0.45%, 5.104%, 4/10/26	United States	250,000	250,172
[b]	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26	Germany	400,000	398,705
				2,442,531
	Banks 36.9%
	Bank of America Corp., 5.08% to 1/20/26, FRN thereafter, 1/20/27	United States	250,000	250,766
[a]	Bank of Montreal, 1 day USD SOFR Index + 0.88%, 5.31%, 9/10/27	Canada	500,000	502,156
	Bank of New York Mellon Corp., 1.60%, 4/24/25	United States	100,000	99,044
[b]	Banque Federative du Credit Mutuel SA, 5.896%, 7/13/26	France	500,000	507,482
[b]	BPCE SA, 5.975% to 1/18/26, FRN thereafter, 1/18/27	France	500,000	503,959
[a]	Canadian Imperial Bank of Commerce, 1 day USD SOFR Index + 0.93%, 5.353%, 9/11/27	Canada	600,000	602,976
	Citigroup, Inc.,
	[a] 5.203%, 6/09/27	United States	500,000	501,150
	3.30%, 4/27/25	United States	100,000	99,531
[b]	Commonwealth Bank of Australia, 4.50%, 12/09/25	Australia	500,000	497,818
[a,b]	Credit Agricole SA, 1 day USD SOFR + 1.21%, 5.633%, 9/11/28	France	500,000	503,390
[a]	Goldman Sachs Group, Inc., 3 mo. USD Term SOFR + 1.43%, 5.955%, 5/15/26	United States	200,000	200,809
	JPMorgan Chase & Co.,
	[a] 5.491%, 4/22/27	United States	250,000	251,173
	[a] 5.466%, 10/22/28	United States	350,000	351,295
	Morgan Stanley,
	4.00%, 7/23/25	United States	100,000	99,617
	6.138% to 10/16/25, FRN thereafter, 10/16/26	United States	200,000	202,080
[a,b]	National Australia Bank Ltd., 1 day USD SOFR + 0.60%, 5.124%, 10/26/27	Australia	250,000	250,377
	NatWest Group PLC, 7.472% to 11/10/25, FRN thereafter, 11/10/26	United Kingdom	500,000	510,517
	PNC Financial Services Group, Inc., 4.758% to 1/26/26, FRN thereafter, 1/26/27	United States	600,000	599,284
[a]	Royal Bank of Canada, 1 day USD SOFR Index + 0.72%, 5.334%, 10/18/27	Canada	600,000	600,774
	Santander U.K. Group Holdings PLC, 6.833% to 11/21/25, FRN thereafter, 11/21/26	United Kingdom	600,000	608,763
[a]	State Street Corp., 1 day USD SOFR + 0.64%, 5.166%, 10/22/27	United States	84,000	84,225
[a]	Toronto-Dominion Bank, 1 day USD SOFR + 0.48%, 4.947%, 8/29/25	Canada	250,000	250,028
	Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	100,000	101,666
	U.S. Bank NA, 4.507% to 10/22/26, FRN thereafter, 10/22/27	United States	250,000	248,691
[b]	UBS Group AG, 4.125%, 4/15/26	Switzerland	400,000	396,362
	Wells Fargo & Co.,
	3.196% to 6/17/26, FRN thereafter, 6/17/27	United States	250,000	244,301
	3.00%, 2/19/25	United States	100,000	99,728
				9,167,962
	Biotechnology 0.2%
	Illumina, Inc., 4.65%, 9/09/26	United States	50,000	49,845

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Electric 1.0%
[a]	Pacific Gas & Electric Co., 1 day USD SOFR Index + 0.95%, 5.392%, 9/04/25	United States	250,000	250,442
	Financial Services 5.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26	Ireland	150,000	145,213
	Air Lease Corp., 5.30%, 6/25/26	United States	500,000	503,554
	American Express Co., 3.95%, 8/01/25	United States	100,000	99,621
	Capital One Financial Corp., 4.20%, 10/29/25	United States	200,000	198,772
[a]	Charles Schwab Corp., 1 day USD SOFR Index + 0.52%, 5.014%, 5/13/26	United States	100,000	99,976
	Jefferies Financial Group, Inc., 5.15%, 9/15/25	United States	300,000	300,146
				1,347,282
	Health Care Providers & Services 0.8%
	Cigna Group, 3.25%, 4/15/25	United States	100,000	99,532
	Elevance Health, Inc., 2.375%, 1/15/25	United States	100,000	99,915
				199,447
	Healthcare-Products 2.8%
	Boston Scientific Corp., 1.90%, 6/01/25	United States	100,000	98,852
	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	United States	500,000	503,526
	Stryker Corp., 1.15%, 6/15/25	United States	100,000	98,422
				700,800
	Household Products 2.2%
	Haleon U.K. Capital PLC, 3.125%, 3/24/25	United States	550,000	547,866
	Insurance 5.2%
	Arthur J Gallagher & Co., 4.60%, 12/15/27	United States	500,000	498,207
[b]	Athene Global Funding, 5.349%, 7/09/27	United States	200,000	202,014
[b]	Equitable Financial Life Global Funding, 1.40%, 7/07/25	United States	100,000	98,382
	Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	United States	100,000	99,813
[a,b]	Metropolitan Life Global Funding I, 1 day USD SOFR Index + 0.70%, 5.123%, 6/11/27	United States	280,000	281,144
[a,b]	Pacific Life Global Funding II, 1 day USD SOFR Index + 0.80%, 5.198%, 3/30/25	United States	100,000	100,140
				1,279,700
	Internet 0.4%
[b]	Netflix, Inc., 3.625%, 6/15/25	United States	100,000	99,454
	Media 0.4%
	Fox Corp., 3.05%, 4/07/25	United States	100,000	99,533
	Oil & Gas 2.5%
	Devon Energy Corp., 5.85%, 12/15/25	United States	600,000	604,244
	Pipelines 0.4%
	Energy Transfer LP, 2.90%, 5/15/25	United States	100,000	99,248
	Real Estate Investment Trusts (REITs) 2.8%
	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	United States	100,000	99,523
	Boston Properties LP, 3.20%, 1/15/25	United States	100,000	99,921
[a]	Public Storage Operating Co., 1 day USD SOFR Index + 0.70%, 5.332%, 4/16/27	United States	500,000	502,668
				702,112
	Software 0.4%
	Fiserv, Inc., 3.85%, 6/01/25	United States	100,000	99,535
	Telecommunications 2.0%
	T-Mobile USA, Inc., 3.50%, 4/15/25	United States	500,000	497,814
	Trucking & Leasing 0.4%
[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25	United States	100,000	99,466
	Total Corporate Bonds & Notes (Cost $18,876,466)			18,889,173
	Total Investments before Short-Term Investments (Cost $18,876,466)			18,889,173

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Short-Term Investments 23.4%
	Commercial Paper 20.1%
	Alimentation Couche-Tard, Inc., 4.731%, 1/16/25	Canada	250,000	249,491
	Bell Telephone Co. of Canada or Bell Canada, 4.789%, 1/27/25	Canada	250,000	249,161
	Constellation Brands, Inc., 4.777%, 1/07/25	United States	250,000	249,768
	Crown Castle, Inc., 4.94%, 1/23/25	United States	250,000	249,228
	Dominion Energy, Inc., 4.697%, 2/03/25	United States	250,000	248,932
	Duke Energy Corp., 4.656%, 1/16/25	United States	250,000	249,504
	Enbridge U.S., Inc., 4.732%, 1/21/25	United States	250,000	249,324
	Energy Transfer LP, 4.742%, 1/17/25	United States	250,000	249,467
	Marriott International, Inc., 4.672%, 1/09/25	United States	250,000	249,715
	Microchip Technology, Inc., 4.689%, 1/31/25	United States	250,000	249,004
	Mid-America Apartments LP, 4.696%, 1/09/25	United States	250,000	249,720
	Nutrien Ltd., 4.745%, 1/29/25	Canada	250,000	249,073
	O’Reilly Automotive, Inc., 4.607%, 1/06/25	United States	250,000	249,812
	Penske Truck Leasing Co. LP, 4.691%, 2/10/25	United States	250,000	248,668
	Plains All American Pipeline LP, 4.617%, 1/02/25	United States	250,000	249,938
	Protective Life Corp., 4.617%, 1/02/25	United States	250,000	249,936
	TransCanada PipeLines Ltd., 4.704%, 1/22/25	Canada	250,000	249,306
	Volkswagen Financial Services, 4.828%, 1/08/25	Germany	250,000	249,751
	Vulcan Materials Co., 4.709%, 1/14/25	United States	250,000	249,561
	WRKCo, Inc., 4.794%, 1/08/25	United States	250,000	249,751
	Total Commercial Paper (Cost $4,989,606)			4,989,110
	Money Market Funds 3.3%
	United States 3.3%
[c,d]	Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	United States	813,016	813,016
	Total Short-Term Investments (Cost $5,802,622)			5,802,126
	Total Investments (Cost $24,679,088) 99.4%			24,691,299
	Other Assets, less Liabilities 0.6%			156,013
	Net Assets 100.0%			$ 24,847,312
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Variable rate security. The rate shown represents the yield at period end.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $9,719,656, representing 39.1% of net assets.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]See Note 3 regarding investments in affiliated management investment companies.
Abbreviations
Selected Portfolio
FRN	–	Floating Rate Note
SOFR	–	Secured Overnight Financing Rate

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Martin Currie Sustainable International Equity ETF	Country	Shares	Value
	Common Stocks 99.3%
	Automobiles 8.1%
	Ferrari NV	Italy	4,905	$ 2,094,632
	Beverages 1.7%
	Pernod Ricard SA	France	3,904	440,643
	Biotechnology 4.0%
	CSL Ltd.	Australia	5,918	1,031,746
	Building Products 7.6%
	Assa Abloy AB, Class B	Sweden	28,955	856,392
	Kingspan Group PLC	Ireland	15,409	1,124,102
				1,980,494
	Capital Markets 2.7%
	Partners Group Holding AG	Switzerland	522	708,480
	Chemicals 7.5%
	Croda International PLC	United Kingdom	14,323	607,206
	Linde PLC	United States	3,221	1,348,536
				1,955,742
	Electrical Equipment 2.3%
	Schneider Electric SE	France	2,355	587,459
	Electronic Equipment, Instruments & Components 4.8%
	Hexagon AB, Class B	Sweden	130,073	1,243,135
	Financial Services 4.2%
[a,b]	Adyen NV	Netherlands	734	1,092,202
	Health Care Equipment & Supplies 10.2%
	Coloplast AS, Class B	Denmark	9,056	988,645
	ResMed, Inc., CDI	United States	72,564	1,652,003
				2,640,648
	Life Sciences Tools & Services 9.8%
[b]	Mettler-Toledo International, Inc.	United States	1,059	1,295,877
[b]	Oxford Nanopore Technologies PLC	United Kingdom	122,778	198,052
	Sartorius Stedim Biotech	France	5,439	1,062,775
				2,556,704
	Machinery 5.6%
	Atlas Copco AB, Class A	Sweden	94,479	1,443,788
	Personal Care Products 3.7%
	L’Oreal SA	France	2,706	957,885
	Pharmaceuticals 3.3%
	Novo Nordisk AS, Class B	Denmark	9,818	850,977
	Semiconductors & Semiconductor Equipment 11.0%
	ASML Holding NV	Netherlands	2,859	2,009,288
	BE Semiconductor Industries NV	Netherlands	6,239	854,722
				2,864,010
	Software 6.6%
	Dassault Systemes SE	France	30,569	1,060,416
	Nemetschek SE	Germany	6,842	663,146
				1,723,562

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
Textiles, Apparel & Luxury Goods 6.2%
Kering SA	France	1,770	436,673
Moncler SpA	Italy	22,034	1,163,170
			1,599,843
Total Common Stocks (Cost $28,483,111)			25,771,950
Total Investments (Cost $28,483,111) 99.3%			25,771,950
Other Assets, less Liabilities 0.7%			177,896
Net Assets 100.0%			$ 25,949,846
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the value of this security was $1,092,202, representing 4.2% of net assets.
[b]Non-income producing.
Abbreviations
Selected Portfolio
CDI	–	Clearing House Electronic Subregister System Depositary Interest
SPA	–	Standby Purchase Agreement

FRANKLIN  TEMPLETON ETF TRUST
Schedule of Investments, December 31, 2024 (unaudited)
	Western Asset Bond ETF	Country	Principal Amount*	Value
	Corporate Bonds & Notes 41.1%
	Aerospace & Defense 1.1%
	Boeing Co.,
	3.25%, 2/01/35	United States	10,000	$ 7,969
	2.70%, 2/01/27	United States	50,000	47,695
	5.15%, 5/01/30	United States	10,000	9,867
	2.196%, 2/04/26	United States	70,000	67,925
	General Dynamics Corp.,
	4.25%, 4/01/50	United States	10,000	8,267
	4.25%, 4/01/40	United States	10,000	8,737
	L3Harris Technologies, Inc.,
	4.854%, 4/27/35	United States	10,000	9,531
	5.054%, 4/27/45	United States	10,000	9,192
	Lockheed Martin Corp.,
	4.50%, 5/15/36	United States	10,000	9,408
	4.15%, 6/15/53	United States	60,000	47,983
	3.90%, 6/15/32	United States	10,000	9,292
	5.20%, 2/15/64	United States	10,000	9,287
	Northrop Grumman Corp.,
	5.25%, 5/01/50	United States	30,000	28,143
	3.25%, 1/15/28	United States	50,000	47,813
	RTX Corp.,
	4.50%, 6/01/42	United States	40,000	34,565
	2.25%, 7/01/30	United States	20,000	17,401
	3.95%, 8/16/25	United States	30,000	29,869
	4.125%, 11/16/28	United States	10,000	9,739
	6.00%, 3/15/31	United States	20,000	20,986
				433,669
	Agriculture 0.6%
	Altria Group, Inc.,
	3.875%, 9/16/46	United States	30,000	21,769
	5.80%, 2/14/39	United States	50,000	49,450
	6.875%, 11/01/33	United States	60,000	65,121
	BAT Capital Corp.,
	3.557%, 8/15/27	United Kingdom	10,000	9,679
	4.54%, 8/15/47	United Kingdom	80,000	63,172
	Philip Morris International, Inc.,
	2.10%, 5/01/30	United States	20,000	17,298
	4.875%, 2/13/29	United States	10,000	9,991
	5.25%, 2/13/34	United States	10,000	9,889
				246,369
	Airlines 0.9%
[a]	American Airlines, Inc., 8.50%, 5/15/29	United States	100,000	105,056
	Delta Air Lines, Inc., 7.375%, 1/15/26	United States	90,000	92,005
	Delta Air Lines, Inc./SkyMiles IP Ltd.,
	[a] 4.75%, 10/20/28	United States	20,000	19,739
	[a] first lien, 4.50%, 10/20/25	United States	8,890	8,837
[a]	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	15,000	15,105
[a]	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25	United States	40,000	31,200
[a]	United Airlines, Inc., 4.625%, 4/15/29	United States	70,000	66,612
				338,554

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Apparel 0.1%
	NIKE, Inc.,
	2.85%, 3/27/30	United States	20,000	18,230
	3.25%, 3/27/40	United States	20,000	15,454
	2.75%, 3/27/27	United States	20,000	19,285
				52,969
	Auto Manufacturers 1.1%
	Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	200,000	211,880
	General Motors Co.,
	6.125%, 10/01/25	United States	12,000	12,096
	6.25%, 10/02/43	United States	20,000	19,775
	5.60%, 10/15/32	United States	10,000	10,090
[a]	Nissan Motor Co. Ltd., 3.522%, 9/17/25	Japan	200,000	197,183
				451,024
	Banks 11.9%
	Bank of America Corp.,
	4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	80,000	62,692
	3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	210,000	203,738
	5.00%, 1/21/44	United States	20,000	18,697
	1.319% to 6/19/25, FRN thereafter, 6/19/26	United States	140,000	137,741
	4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	190,000	180,645
	Bank of Montreal, 1.85%, 5/01/25	Canada	50,000	49,541
	Bank of Nova Scotia,
	4.588% to 2/04/32, FRN thereafter, 5/04/37	Canada	20,000	18,400
	1.30%, 6/11/25	Canada	30,000	29,570
[a]	BNP Paribas SA, 2.219% to 6/09/25, FRN thereafter, 6/09/26	France	200,000	197,454
	Citigroup, Inc.,
	4.30%, 11/20/26	United States	70,000	69,427
	4.40%, 6/10/25	United States	60,000	59,834
	3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	90,000	85,968
	4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	230,000	221,175
	4.45%, 9/29/27	United States	70,000	69,076
	4.75%, 5/18/46	United States	10,000	8,799
	Goldman Sachs Group, Inc.,
	2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	40,000	34,101
	5.15%, 5/22/45	United States	50,000	46,169
	1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	60,000	57,932
	6.75%, 10/01/37	United States	20,000	21,431
	4.75%, 10/21/45	United States	50,000	44,303
	3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	110,000	106,871
	2.60%, 2/07/30	United States	20,000	17,723
	4.25%, 10/21/25	United States	30,000	29,846
	HSBC Holdings PLC,
	2.099% to 6/04/25, FRN thereafter, 6/04/26	United Kingdom	400,000	395,355
	4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	187,586
	JPMorgan Chase & Co.,
	3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	14,836
	3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	10,000	6,625
	3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	100,000	95,965
	2.083% to 4/22/25, FRN thereafter, 4/22/26	United States	70,000	69,408
	2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	110,000	92,815
	5.294% to 7/22/34, FRN thereafter, 7/22/35	United States	10,000	9,898
	Morgan Stanley,
	2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	50,000	49,561
	3.772% to 1/24/28, FRN thereafter, 1/24/29	United States	60,000	57,883
	2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	60,000	50,301
	5.32% to 7/19/34, FRN thereafter, 7/19/35	United States	80,000	78,724
	PNC Financial Services Group, Inc.,
	5.582% to 6/12/28, FRN thereafter, 6/12/29	United States	30,000	30,530
	5.812% to 6/12/25, FRN thereafter, 6/12/26	United States	20,000	20,087

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Royal Bank of Canada,
	1.15%, 6/10/25	Canada	30,000	29,547
	3.875%, 5/04/32	Canada	20,000	18,404
	5.15%, 2/01/34	Canada	20,000	19,758
	Toronto-Dominion Bank,
	1.15%, 6/12/25	Canada	30,000	29,548
	4.456%, 6/08/32	Canada	20,000	18,957
	Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	20,333
	U.S. Bancorp,
	5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	20,000	20,455
	5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	20,000	20,396
	UBS AG,
	2.95%, 4/09/25	Switzerland	250,000	248,791
	7.95%, 1/09/25	Switzerland	500,000	500,242
[a]	UBS Group AG, 4.253%, 3/23/28	Switzerland	400,000	388,819
	Wells Fargo & Co.,
	5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	170,000	151,102
	4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	50,000	48,422
	2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	70,000	69,376
	2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	70,000	65,944
	3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	110,000	106,621
	4.75%, 12/07/46	United States	50,000	42,201
	3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	30,000	26,308
				4,755,931
	Beverages 0.3%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	Belgium	75,000	68,297
	Anheuser-Busch InBev Worldwide, Inc.,
	3.50%, 6/01/30	Belgium	10,000	9,379
	4.75%, 1/23/29	Belgium	40,000	40,010
	Constellation Brands, Inc., 4.35%, 5/09/27	United States	20,000	19,820
				137,506
	Biotechnology 0.1%
	Amgen, Inc., 4.663%, 6/15/51	United States	10,000	8,385
	Gilead Sciences, Inc.,
	4.75%, 3/01/46	United States	10,000	8,822
	3.50%, 2/01/25	United States	10,000	9,987
				27,194
	Chemicals 0.4%
[b]	OCP SA, 3.75%, 6/23/31	Morocco	200,000	172,787
	Commercial Services & Supplies 0.3%
	PayPal Holdings, Inc.,
	2.30%, 6/01/30	United States	10,000	8,766
	5.15%, 6/01/34	United States	10,000	9,941
	United Rentals North America, Inc.,
	3.875%, 2/15/31	United States	70,000	62,590
	[a] 6.125%, 3/15/34	United States	20,000	19,869
				101,166
	Electric 0.7%
[b]	Comision Federal de Electricidad, 3.875%, 7/26/33	Mexico	200,000	161,365
	Consolidated Edison Co. of New York, Inc.,
	Series 20B, 3.95%, 4/01/50	United States	10,000	7,796
	Series 20A, 3.35%, 4/01/30	United States	10,000	9,310
	Duke Energy Ohio, Inc., 3.65%, 2/01/29	United States	10,000	9,557
	Exelon Corp., 5.625%, 6/15/35	United States	10,000	10,051
	FirstEnergy Corp.,
	Series B, 3.90%, 7/15/27	United States	30,000	29,236
	Series C, 4.85%, 7/15/47	United States	20,000	17,071

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Pacific Gas & Electric Co.,
	3.50%, 8/01/50	United States	10,000	6,859
	2.50%, 2/01/31	United States	20,000	17,113
	2.10%, 8/01/27	United States	10,000	9,332
	Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	10,150
				287,840
	Electronic Equipment, Instruments & Components 0.1%
	Honeywell International, Inc., 5.00%, 3/01/35	United States	30,000	29,414
	Energy Equipment & Services 0.0%†
[a]	Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,712
	Entertainment 0.4%
[a]	Caesars Entertainment, Inc., 7.00%, 2/15/30	United States	40,000	40,771
	Warnermedia Holdings, Inc.,
	6.412%, 3/15/26	United States	20,000	20,008
	3.755%, 3/15/27	United States	50,000	48,180
	5.05%, 3/15/42	United States	10,000	8,034
	4.279%, 3/15/32	United States	30,000	26,444
				143,437
	Environmental Control 0.2%
[a]	GFL Environmental, Inc., 6.75%, 1/15/31	United States	60,000	61,687
	Waste Connections, Inc., 5.00%, 3/01/34	United States	20,000	19,531
				81,218
	Financial Services 1.1%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	138,961
	Air Lease Corp.,
	3.375%, 7/01/25	United States	20,000	19,849
	5.30%, 2/01/28	United States	20,000	20,175
	American Express Co., 4.05%, 5/03/29	United States	30,000	29,297
	Charles Schwab Corp.,
	5.875%, 8/24/26	United States	50,000	50,885
	6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	20,000	21,008
	Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	9,607
[a]	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31	United States	80,000	82,280
	Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	7,748
	Visa, Inc.,
	4.30%, 12/14/45	United States	30,000	25,706
	2.05%, 4/15/30	United States	20,000	17,495
				423,011
	Food 0.3%
	Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	40,000	36,199
	Mars, Inc.,
	[a] 2.70%, 4/01/25	United States	20,000	19,893
	[a] 3.20%, 4/01/30	United States	10,000	9,232
	Mondelez International, Inc., 1.50%, 5/04/25	United States	40,000	39,551
				104,875
	Gas 0.5%
[b]	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	Colombia	200,000	182,403
	Health Care Providers & Services 1.1%
	Centene Corp.,
	4.25%, 12/15/27	United States	20,000	19,389
	4.625%, 12/15/29	United States	20,000	18,931
	3.00%, 10/15/30	United States	10,000	8,635
	2.625%, 8/01/31	United States	10,000	8,242
	3.375%, 2/15/30	United States	10,000	8,913

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Cigna Group,
	4.80%, 8/15/38	United States	50,000	45,373
	4.375%, 10/15/28	United States	30,000	29,422
	Elevance Health, Inc.,
	4.375%, 12/01/47	United States	10,000	8,069
	4.10%, 5/15/32	United States	10,000	9,251
	3.65%, 12/01/27	United States	10,000	9,731
	HCA, Inc.,
	7.69%, 6/15/25	United States	20,000	20,239
	5.875%, 2/01/29	United States	10,000	10,212
	3.50%, 9/01/30	United States	30,000	27,259
	5.50%, 6/15/47	United States	20,000	18,184
	Humana, Inc.,
	3.95%, 3/15/27	United States	10,000	9,812
	4.50%, 4/01/25	United States	10,000	9,987
	4.95%, 10/01/44	United States	10,000	8,507
[a]	LifePoint Health, Inc., 9.875%, 8/15/30	United States	60,000	64,812
	UnitedHealth Group, Inc.,
	3.875%, 8/15/59	United States	40,000	28,351
	4.20%, 5/15/32	United States	40,000	37,706
	4.00%, 5/15/29	United States	20,000	19,325
	5.00%, 4/15/34	United States	20,000	19,527
				439,877
	Healthcare-Products 0.5%
	Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	9,669
[a]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/29	United States	70,000	70,825
	Solventum Corp.,
	[a] 5.40%, 3/01/29	United States	30,000	30,087
	[a] 5.45%, 3/13/31	United States	30,000	30,020
	[a] 5.90%, 4/30/54	United States	40,000	38,939
				179,540
	Home Builders 0.0%†
	Lennar Corp., 4.75%, 11/29/27	United States	10,000	9,975
	Insurance 0.2%
	Aon North America, Inc., 5.45%, 3/01/34	United States	40,000	39,958
	Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	30,000	25,082
	MetLife, Inc., 6.40%, 12/15/66	United States	10,000	10,242
[a]	Principal Life Global Funding II, 1.25%, 6/23/25	United States	10,000	9,841
				85,123
	Internet 1.0%
	Alphabet, Inc.,
	1.90%, 8/15/40	United States	30,000	19,612
	1.10%, 8/15/30	United States	10,000	8,318
	Amazon.com, Inc.,
	3.15%, 8/22/27	United States	60,000	57,950
	3.10%, 5/12/51	United States	30,000	20,239
	4.95%, 12/05/44	United States	70,000	66,794
	3.60%, 4/13/32	United States	70,000	64,814
[b]	Prosus NV, 3.061%, 7/13/31	China	200,000	168,052
				405,779
	Iron/Steel 0.3%
	ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	10,682
	Vale Overseas Ltd., 6.125%, 6/12/33	Brazil	100,000	101,322
				112,004
	Leisure Time 0.7%
[a]	Carnival Corp., 10.50%, 6/01/30	United States	60,000	64,143
	NCL Corp. Ltd.,
	[a] 7.75%, 2/15/29	United States	70,000	73,559
	[a] 8.125%, 1/15/29	United States	20,000	21,089

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
[a]	Royal Caribbean Cruises Ltd., 5.625%, 9/30/31	United States	40,000	39,372
[a]	VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	68,467
				266,630
	Lodging 0.3%
	Hilton Domestic Operating Co., Inc.,
	[a] 3.625%, 2/15/32	United States	50,000	43,471
	[a] 6.125%, 4/01/32	United States	10,000	9,979
	Las Vegas Sands Corp.,
	2.90%, 6/25/25	United States	70,000	69,282
	6.00%, 8/15/29	United States	10,000	10,140
				132,872
	Machinery-Diversified 0.1%
	Deere & Co.,
	3.75%, 4/15/50	United States	20,000	15,384
	3.10%, 4/15/30	United States	10,000	9,202
	Otis Worldwide Corp., 2.056%, 4/05/25	United States	10,000	9,924
				34,510
	Media 2.0%
[a]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	190,000	160,078
	Charter Communications Operating LLC/Charter Communications Operating Capital,
	4.908%, 7/23/25	United States	3,000	2,997
	5.375%, 5/01/47	United States	30,000	24,666
	5.125%, 7/01/49	United States	30,000	23,515
	5.05%, 3/30/29	United States	70,000	68,547
	5.50%, 4/01/63	United States	30,000	23,898
	6.55%, 6/01/34	United States	10,000	10,234
	Comcast Corp.,
	3.999%, 11/01/49	United States	10,000	7,577
	4.15%, 10/15/28	United States	90,000	87,813
	4.25%, 10/15/30	United States	50,000	48,235
	3.90%, 3/01/38	United States	50,000	42,068
	5.35%, 5/15/53	United States	50,000	46,335
	3.45%, 2/01/50	United States	30,000	20,559
[a]	DISH DBS Corp., 5.75%, 12/01/28	United States	120,000	102,824
	Fox Corp.,
	5.476%, 1/25/39	United States	20,000	19,028
	6.50%, 10/13/33	United States	10,000	10,543
	Time Warner Cable LLC, 6.55%, 5/01/37	United States	90,000	87,193
				786,110
	Mining 1.4%
[a]	Anglo American Capital PLC, 4.75%, 4/10/27	South Africa	200,000	198,494
	Barrick North America Finance LLC,
	5.75%, 5/01/43	Canada	20,000	19,719
	5.70%, 5/30/41	Canada	20,000	19,678
	BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	20,000	18,714
[b]	Freeport Indonesia PT, 5.315%, 4/14/32	Indonesia	200,000	194,885
	Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	50,000	46,758
[a]	Glencore Funding LLC, 3.875%, 10/27/27	Australia	20,000	19,451
	Yamana Gold, Inc., 4.625%, 12/15/27	Canada	20,000	19,666
				537,365
	Miscellaneous Manufacturing 0.0%†
	Eaton Corp., 4.15%, 11/02/42	United States	10,000	8,440
	Oil & Gas 4.7%
	Apache Corp.,
	5.10%, 9/01/40	United States	30,000	26,271
	4.25%, 1/15/44	United States	40,000	29,102
	7.75%, 12/15/29	United States	10,000	10,785

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	BP Capital Markets America, Inc.,
	2.772%, 11/10/50	United States	30,000	18,014
	3.41%, 2/11/26	United States	30,000	29,646
	3.588%, 4/14/27	United States	10,000	9,778
	1.749%, 8/10/30	United States	30,000	25,397
	Chevron Corp.,
	1.995%, 5/11/27	United States	10,000	9,456
	3.078%, 5/11/50	United States	10,000	6,620
[a]	Chord Energy Corp., 6.375%, 6/01/26	United States	40,000	40,018
	Continental Resources, Inc.,
	4.375%, 1/15/28	United States	30,000	29,184
	[a] 5.75%, 1/15/31	United States	20,000	19,773
	4.90%, 6/01/44	United States	10,000	8,101
	[a] 2.268%, 11/15/26	United States	10,000	9,502
	Coterra Energy, Inc.,
	3.90%, 5/15/27	United States	50,000	48,886
	4.375%, 3/15/29	United States	50,000	48,373
	Devon Energy Corp.,
	5.60%, 7/15/41	United States	80,000	74,023
	5.85%, 12/15/25	United States	20,000	20,141
	4.50%, 1/15/30	United States	20,000	19,354
	5.75%, 9/15/54	United States	20,000	18,161
	Diamondback Energy, Inc.,
	3.50%, 12/01/29	United States	30,000	27,917
	4.40%, 3/24/51	United States	20,000	15,520
	Ecopetrol SA, 8.875%, 1/13/33	Colombia	130,000	132,570
	EOG Resources, Inc.,
	4.95%, 4/15/50	United States	30,000	26,717
	3.90%, 4/01/35	United States	20,000	17,795
	4.375%, 4/15/30	United States	10,000	9,723
	EQT Corp.,
	5.00%, 1/15/29	United States	30,000	29,591
	3.90%, 10/01/27	United States	50,000	48,651
	Expand Energy Corp.,
	5.375%, 3/15/30	United States	50,000	48,927
	4.75%, 2/01/32	United States	20,000	18,630
	Exxon Mobil Corp.,
	3.482%, 3/19/30	United States	20,000	18,845
	4.114%, 3/01/46	United States	60,000	48,718
[b]	KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	166,024
	Occidental Petroleum Corp.,
	7.50%, 5/01/31	United States	20,000	21,880
	3.20%, 8/15/26	United States	40,000	38,704
	6.625%, 9/01/30	United States	60,000	62,834
	6.60%, 3/15/46	United States	50,000	50,522
	6.45%, 9/15/36	United States	40,000	40,977
	4.40%, 4/15/46	United States	20,000	14,850
	4.625%, 6/15/45	United States	30,000	22,843
	4.50%, 7/15/44	United States	20,000	14,793
	4.20%, 3/15/48	United States	40,000	28,782
	5.55%, 3/15/26	United States	20,000	20,092
	3.40%, 4/15/26	United States	20,000	19,585
	4.10%, 2/15/47	United States	10,000	6,889
	Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	120,000	117,557
	Pioneer Natural Resources Co.,
	2.15%, 1/15/31	United States	30,000	25,477
	1.125%, 1/15/26	United States	10,000	9,657
[a]	Range Resources Corp., 4.75%, 2/15/30	United States	40,000	37,566
	Shell Finance U.S., Inc.,
	4.375%, 5/11/45	United States	10,000	8,366
	2.75%, 4/06/30	United States	20,000	18,030
	4.00%, 5/10/46	United States	30,000	23,486
	3.25%, 4/06/50	United States	20,000	13,485

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Shell International Finance BV, 6.375%, 12/15/38	Netherlands	10,000	10,895
[b]	Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/30	Kazakhstan	200,000	170,205
				1,887,688
	Oil & Gas Services 0.0%†
	Halliburton Co.,
	4.85%, 11/15/35	United States	10,000	9,510
	5.00%, 11/15/45	United States	10,000	8,939
				18,449
	Oil, Gas & Consumable Fuels 0.0%†
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	19,580
	Paper & Forest Products 0.1%
	Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	60,000	52,991
	Personal Care Products 0.1%
	Kenvue, Inc., 4.90%, 3/22/33	United States	30,000	29,523
	Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	9,222
				38,745
	Pharmaceuticals 1.8%
	AbbVie, Inc.,
	4.25%, 11/21/49	United States	30,000	24,417
	3.20%, 11/21/29	United States	70,000	65,001
	4.80%, 3/15/29	United States	20,000	19,990
	4.95%, 3/15/31	United States	10,000	10,001
	5.05%, 3/15/34	United States	20,000	19,767
	Becton Dickinson & Co., 4.685%, 12/15/44	United States	10,000	8,664
	Bristol-Myers Squibb Co.,
	5.10%, 2/22/31	United States	10,000	10,067
	5.20%, 2/22/34	United States	50,000	49,961
	5.65%, 2/22/64	United States	10,000	9,633
	CVS Health Corp.,
	5.05%, 3/25/48	United States	20,000	16,512
	4.30%, 3/25/28	United States	30,000	29,083
	3.875%, 7/20/25	United States	10,000	9,939
	2.125%, 9/15/31	United States	70,000	56,152
	Eli Lilly & Co.,
	4.70%, 2/09/34	United States	30,000	29,092
	5.10%, 2/09/64	United States	30,000	27,437
	Johnson & Johnson, 3.625%, 3/03/37	United States	50,000	43,375
	Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	16,779
	Pfizer, Inc.,
	1.70%, 5/28/30	United States	50,000	42,617
	7.20%, 3/15/39	United States	20,000	23,400
	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/31	Israel	200,000	223,782
				735,669
	Pipelines 3.1%
	Cameron LNG LLC,
	[a] 2.902%, 7/15/31	United States	10,000	8,723
	[a] 3.302%, 1/15/35	United States	30,000	24,801
	Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	40,000	34,720
	Columbia Pipelines Operating Co. LLC,
	[a] 6.036%, 11/15/33	United States	30,000	30,792
	[a] 6.544%, 11/15/53	United States	10,000	10,489
	Energy Transfer LP,
	6.25%, 4/15/49	United States	90,000	90,205
	3.75%, 5/15/30	United States	20,000	18,670
	2.90%, 5/15/25	United States	20,000	19,850
	5.25%, 4/15/29	United States	20,000	20,086
	5.55%, 5/15/34	United States	20,000	19,911

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Enterprise Products Operating LLC,
	2.80%, 1/31/30	United States	40,000	36,172
	3.70%, 1/31/51	United States	80,000	57,388
	Series H, 6.65%, 10/15/34	United States	10,000	10,884
	4.15%, 10/16/28	United States	30,000	29,293
	5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	9,576
	4.85%, 1/31/34	United States	30,000	29,033
	Kinder Morgan, Inc.,
	5.55%, 6/01/45	United States	10,000	9,359
	4.30%, 6/01/25	United States	10,000	9,979
	4.30%, 3/01/28	United States	10,000	9,820
	MPLX LP,
	4.875%, 6/01/25	United States	10,000	9,995
	5.20%, 3/01/47	United States	50,000	44,458
	4.50%, 4/15/38	United States	20,000	17,447
	4.80%, 2/15/29	United States	20,000	19,838
[b]	Oleoducto Central SA, 4.00%, 7/14/27	Colombia	200,000	189,302
	ONEOK, Inc.,
	6.05%, 9/01/33	United States	10,000	10,296
	5.55%, 11/01/26	United States	10,000	10,132
	5.80%, 11/01/30	United States	20,000	20,623
	Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	20,000	22,544
	Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	8,433
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	5.00%, 1/15/28	United States	30,000	29,693
	6.875%, 1/15/29	United States	30,000	30,764
	4.875%, 2/01/31	United States	30,000	28,988
[a]	Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	20,000	17,941
	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	United States	50,000	51,275
[a]	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	42,992
	Western Midstream Operating LP,
	3.10%, 2/01/25	United States	10,000	9,989
	4.05%, 2/01/30	United States	80,000	75,090
	5.25%, 2/01/50	United States	20,000	17,047
	Williams Cos., Inc.,
	5.75%, 6/24/44	United States	20,000	19,406
	3.50%, 11/15/30	United States	50,000	45,964
	5.15%, 3/15/34	United States	30,000	29,184
				1,231,152
	Real Estate Investment Trusts (REITs) 0.0%†
	Service Properties Trust, 8.375%, 6/15/29	United States	20,000	19,355
	Retail 0.6%
	Costco Wholesale Corp.,
	1.60%, 4/20/30	United States	20,000	17,123
	1.375%, 6/20/27	United States	40,000	37,194
	Home Depot, Inc.,
	3.90%, 6/15/47	United States	50,000	39,156
	2.70%, 4/15/30	United States	20,000	18,014
	2.50%, 4/15/27	United States	20,000	19,145
	Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	9,816
	McDonald’s Corp.,
	4.20%, 4/01/50	United States	30,000	23,722
	3.60%, 7/01/30	United States	20,000	18,768
	3.50%, 3/01/27	United States	10,000	9,777
	Walmart, Inc.,
	1.80%, 9/22/31	United States	10,000	8,351
	1.50%, 9/22/28	United States	20,000	17,975
				219,041

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Semiconductors 0.5%
[a]	Broadcom, Inc., 4.926%, 5/15/37	United States	90,000	85,657
	Intel Corp.,
	4.75%, 3/25/50	United States	30,000	23,218
	5.125%, 2/10/30	United States	20,000	19,831
	1.60%, 8/12/28	United States	20,000	17,649
	Micron Technology, Inc.,
	5.875%, 2/09/33	United States	10,000	10,246
	5.30%, 1/15/31	United States	20,000	19,987
	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 5/01/25	China	20,000	19,865
	Texas Instruments, Inc., 1.75%, 5/04/30	United States	20,000	17,125
				213,578
	Software 0.3%
	Microsoft Corp., 2.921%, 3/17/52	United States	10,000	6,612
	Oracle Corp.,
	3.60%, 4/01/50	United States	10,000	7,012
	2.875%, 3/25/31	United States	50,000	44,020
	1.65%, 3/25/26	United States	50,000	48,227
				105,871
	Telecommunications 2.0%
	AT&T, Inc.,
	4.30%, 2/15/30	United States	20,000	19,376
	1.70%, 3/25/26	United States	10,000	9,646
	3.50%, 9/15/53	United States	30,000	20,219
	2.55%, 12/01/33	United States	40,000	32,235
	3.55%, 9/15/55	United States	20,000	13,465
	5.55%, 8/15/41	United States	30,000	29,301
	Rogers Communications, Inc., 5.30%, 2/15/34	Canada	20,000	19,502
	Telefonica Emisiones SA, 5.213%, 3/08/47	Spain	150,000	133,066
	T-Mobile USA, Inc.,
	3.50%, 4/15/25	United States	20,000	19,912
	3.00%, 2/15/41	United States	10,000	7,137
	3.375%, 4/15/29	United States	50,000	46,704
	3.875%, 4/15/30	United States	170,000	160,052
	5.15%, 4/15/34	United States	20,000	19,686
	Verizon Communications, Inc.,
	3.40%, 3/22/41	United States	20,000	15,137
	4.862%, 8/21/46	United States	40,000	35,735
	2.355%, 3/15/32	United States	120,000	99,548
	[a] 4.78%, 2/15/35	United States	100,000	95,236
				775,957
	Transportation 0.2%
	Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,243
	Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	13,005
	Union Pacific Corp.,
	3.75%, 2/05/70	United States	20,000	13,366
	3.839%, 3/20/60	United States	40,000	28,633
	2.891%, 4/06/36	United States	20,000	16,141
				77,388
	Total Corporate Bonds & Notes (Cost $16,051,261)			16,372,768
	U.S. Government & Agency Securities 50.4%
	Federal Home Loan Mortgage Corp.,
	2.00%, 3/01/41	United States	69,025	57,685
	2.00%, 8/01/41	United States	385,579	322,170
	2.00%, 12/01/41	United States	78,384	65,233
	2.00%, 5/01/42	United States	182,706	151,635
	2.00%, 7/01/50	United States	54,574	42,929
	2.50%, 11/01/51	United States	76,724	63,780
	3.00%, 9/01/40	United States	228,937	205,365

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
5.00%, 4/01/53	United States	88,734	86,384
6.00%, 8/01/53	United States	780,462	790,642
Federal National Mortgage Association,
1.50%, 11/01/41	United States	79,331	63,673
1.50%, 2/01/42	United States	95,825	76,609
1.50%, 3/01/42	United States	92,782	74,640
2.00%, 6/01/42	United States	91,094	75,661
2.00%, 8/01/42	United States	179,283	147,431
2.00%, 6/01/50	United States	168,284	132,409
2.00%, 7/01/51	United States	91,771	72,114
2.00%, 3/01/52	United States	365,296	289,571
2.50%, 11/01/41	United States	222,119	190,053
2.50%, 12/01/51	United States	77,983	64,982
2.50%, 2/01/52	United States	2,039,566	1,686,360
3.00%, 7/01/50	United States	41,381	35,321
3.00%, 9/01/51	United States	70,877	60,771
3.00%, 12/01/51	United States	88,933	76,608
3.00%, 9/01/61	United States	246,962	206,103
3.50%, 3/01/52	United States	238,761	212,616
5.00%, 7/01/53	United States	86,231	84,596
5.50%, 11/01/52	United States	171,314	170,371
5.50%, 4/01/53	United States	351,891	348,818
5.50%, 7/01/53	United States	90,004	89,791
6.50%, 10/01/53	United States	77,505	79,625
6.50%, 4/01/54	United States	80,500	82,570
Government National Mortgage Association,
2.00%, 8/20/50	United States	56,336	45,237
2.00%, 11/20/50	United States	61,913	49,667
2.00%, 2/20/51	United States	71,733	55,897
2.00%, 4/20/51	United States	73,718	57,444
2.00%, 7/20/51	United States	72,936	58,425
2.50%, 8/20/51	United States	583,897	488,240
2.50%, 9/20/51	United States	74,267	62,100
5.00%, 8/20/52	United States	82,804	80,622
5.00%, 8/20/53	United States	89,097	87,012
5.50%, 3/20/53	United States	85,171	84,970
5.50%, 4/20/53	United States	82,589	82,191
5.50%, 5/20/53	United States	85,445	85,016
5.50%, 5/20/53	United States	90,836	90,260
5.50%, 8/20/53	United States	91,249	91,262
6.00%, 7/20/53	United States	90,004	91,711
6.00%, 9/20/53	United States	93,523	94,548
6.50%, 1/20/54	United States	83,658	85,944
Government National Mortgage Association, TBA,
2.00%, 1/20/55	United States	100,000	79,992
2.50%, 1/20/55	United States	100,000	83,523
3.00%, 1/20/55	United States	300,000	260,180
3.50%, 1/20/55	United States	200,000	178,790
4.00%, 1/20/55	United States	200,000	184,228
4.50%, 1/20/55	United States	400,000	378,125
6.00%, 1/20/55	United States	200,000	201,344
6.50%, 1/20/55	United States	100,000	101,728
U.S. Treasury Bills, 4.335%, 3/20/25	United States	970,000	961,376
U.S. Treasury Bonds,
3.00%, 8/15/48	United States	3,240,000	2,367,539
4.125%, 8/15/44	United States	30,000	27,158
4.25%, 2/15/54	United States	90,000	82,131
4.375%, 8/15/43	United States	2,250,000	2,117,954
4.625%, 5/15/44	United States	10,000	9,698
4.75%, 11/15/43	United States	280,000	276,553
U.S. Treasury Notes,
3.75%, 8/31/31	United States	10,000	9,583
3.875%, 8/15/34	United States	30,000	28,376
4.00%, 2/15/34	United States	30,000	28,730
4.125%, 3/31/29	United States	360,000	356,545

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	4.125%, 3/31/31	United States	370,000	363,285
	4.25%, 2/28/29	United States	20,000	19,911
	4.375%, 11/30/30	United States	130,000	129,557
	4.625%, 9/15/26	United States	70,000	70,428
	4.625%, 9/30/28	United States	100,000	100,958
	4.625%, 4/30/29	United States	10,000	10,098
	4.625%, 5/31/31	United States	340,000	342,872
	4.875%, 10/31/28	United States	10,000	10,182
	5.00%, 9/30/25	United States	60,000	60,318
	Uniform Mortgage-Backed Security, TBA,
	2.00%, 1/01/55	United States	300,000	233,461
	3.00%, 1/01/55	United States	1,200,000	1,019,344
	3.50%, 1/01/55	United States	500,000	442,287
	4.00%, 1/01/55	United States	500,000	457,267
	4.50%, 1/01/55	United States	500,000	470,314
	5.00%, 1/01/55	United States	400,000	386,092
	6.50%, 1/01/55	United States	400,000	408,312
	Total U.S. Government & Agency Securities (Cost $20,406,720)			20,055,301
	Foreign Government and Agency Securities 1.0%
[b]	Dominican Republic International Bonds, 6.000%, 2/22/33	Dominican Republic	200,000	192,600
	Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	179,451
	Total Foreign Government and Agency Securities (Cost $368,377)			372,051
[c]	Senior Floating Rate Interests 0.2%
	Health Care Equipment & Supplies 0.2%
	Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.607%, 10/23/28	United States	29,925	30,065
	Sotera Health Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.835%, 5/30/31	United States	29,925	30,037
				60,102
	Passenger Airlines 0.0%†
[d]	Spirit Airlines, Inc., DIP Term Loan, TBD, 11/18/25	United States	15,475	15,514
	Total Floating Rate Loans (Cost $74,834)			75,616
	Asset-Backed Securities 7.6%
[c]	Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 mo. USD Term SOFR + 0.81%, 4.65%, 1/25/35	United States	92,865	89,340
	Ally Auto Receivables Trust,
	Series 2022-3, Class A3, ABS, 5.07%, 4/15/27	United States	60,015	60,142
	Series 2024-2, Class A3, 4.14%, 7/16/29	United States	130,000	129,165
[a,c]	ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, 3 mo. USD Term SOFR + 1.34%, 5.998%, 4/15/34	Cayman Islands	100,000	100,096
[a]	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.02%, 2/20/30	United States	150,000	155,801
[a,c]	Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 3 mo. USD Term SOFR + 1.83%, 6.477%, 4/16/36	Jersey	200,000	200,830
	Bayview Opportunity Master Fund VII LLC,
	[a,c] Series 2024-EDU1, Class C, 30 day USD SOFR Average + 1.80%, 6.369%, 6/25/47	United States	85,280	85,851
	[a,c] Series 2024-EDU1, Class A, 30 day USD SOFR Average + 1.45%, 6.019%, 6/25/47	United States	85,280	85,838

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1, ABS, 2.80%, 3/15/27	United States	100,000	99,633
	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, ABS, 3.66%, 5/17/27	United States	68,549	68,194
	CarMax Auto Owner Trust, Series 2023-4, Class A2A, ABS, 6.08%, 12/15/26	United States	43,574	43,760
	College Avenue Student Loans LLC,
	[a] Series 2021-C, Class C, 3.06%, 7/26/55	United States	156,578	142,134
	[a] Series 2023-A, Class C, 6.06%, 5/25/55	United States	100,000	98,440
[a,c]	Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 3 mo. USD Term SOFR + 1.36%, 5.883%, 5/20/34	Cayman Islands	350,000	350,978
[a]	Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29	United States	100,000	102,352
[a]	Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29	United States	62,927	63,258
	Ford Credit Auto Lease Trust, Series 2023-A, Class A4, ABS, 4.83%, 5/15/26	United States	100,000	100,056
	GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, ABS, 5.16%, 4/20/26	United States	45,407	45,469
[a]	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54	United States	140,000	142,434
[a,c]	Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.85%, 5.225%, 4/20/62	United States	105,069	103,940
[c]	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 1 mo. USD Term SOFR + 1.04%, 5.383%, 8/25/34	United States	96,471	107,229
[a,c]	Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.34%, 5.959%, 7/20/34	Cayman Islands	100,000	100,231
	Santander Drive Auto Receivables Trust,
	Series 2022-3, Class B, ABS, 4.13%, 8/16/27	United States	60,266	60,170
	Series 2023-5, Class A2, ABS, 6.31%, 7/15/27	United States	29,642	29,700
[a]	Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, 3.228%, 3/15/40	Cayman Islands	145,177	136,619
[a]	Tesla Auto Lease Trust, Series 2023-B, Class B, 6.57%, 8/20/27	United States	140,000	142,139
	Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A, ABS, 5.72%, 3/22/27	United States	57,089	57,395
[a,c]	Voya CLO Ltd., Series 2018-2A, Class A1, 3 mo. USD Term SOFR + 1.26%, 5.918%, 7/15/31	Cayman Islands	137,412	137,588
	Total Asset-Backed Securities (Cost $2,989,841)			3,038,782
	Mortgage-Backed Securities 0.3%
	Federal Home Loan Mortgage Corp. REMICS, Series 5274, Class IO, CMO, IO, 2.50%, 1/25/51	United States	615,506	102,821
	Total Mortgage-Backed Securities (Cost $98,866)			102,821
	Residential Mortgage-Backed Securities 1.2%
	Federal Home Loan Mortgage Corp. STACR REMICS Trust,
	[a,c] Series 2022-DNA1, Class M1B, 30 day USD SOFR Average + 1.85%, 6.419%, 1/25/42	United States	100,000	101,506
	[a,c] Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.40%, 6.969%, 2/25/42	United States	170,000	174,150
	[a,c] Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.35%, 7.919%, 5/25/42	United States	100,000	104,715
	[a,c] Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 8.319%, 2/25/42	United States	100,000	104,992
	Total Residential Mortgage-Backed Securities (Cost $475,450)			485,363

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Commercial Mortgage-Backed Securities 7.9%
	Angel Oak Mortgage Trust,
	[a,c] Series 2022-3, Class A3, 4.138%, 1/25/67	United States	95,121	86,847
	[a] Series 2023-1, Class A1, 4.75%, 9/26/67	United States	134,125	132,130
	Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	96,125
	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	155,246
[a,c]	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.295%, 4/15/37	United States	100,000	100,507
	BX Commercial Mortgage Trust,
	[a,c] Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.81%, 5.212%, 9/15/36	United States	110,000	109,836
	[a,c] Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.39%, 5.789%, 3/15/41	United States	90,464	90,940
	BX Trust,
	[a] Series 2019-OC11, Class A, 3.202%, 12/09/41	United States	130,000	117,555
	[a,c] Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 5.147%, 10/15/26	United States	88,883	88,532
	CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197%, 8/15/50	United States	164,500	157,716
[a]	Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, 5.735%, 7/25/69	United States	114,380	114,528
[a,c]	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD Term SOFR + 1.81%, 6.211%, 7/15/38	United States	123,311	123,591
[a,c]	FS Commercial Mortgage Trust, Series 2023-4SZN, Class B, 7.544%, 11/10/39	United States	100,000	103,102
[a,c]	GCAT Trust, Series 2024-INV1, Class 1A2, 5.50%, 1/25/54	United States	86,494	85,019
[c]	GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States	110,000	105,280
[a,c]	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.09%, 6.489%, 3/15/36	United States	27,255	27,371
[a,c]	MIC Trust, Series 2023-MIC, Class A, 8.437%, 12/05/38	United States	100,000	107,319
[a,c]	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50%, 2/25/54	United States	79,299	80,344
[c]	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014%, 12/15/56	United States	100,000	105,454
[a,c]	NJ Trust, Series 2023-GSP, Class A, 6.481%, 1/06/29	United States	100,000	104,167
[a,c]	NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.64%, 6.038%, 3/15/39	United States	100,000	100,213
[a,c]	NYC Trust, Series 2024-3ELV, Class A, 1 mo. USD Term SOFR + 1.99%, 6.388%, 8/15/29	United States	100,000	100,923
[a,c]	ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.567%, 7/15/39	United States	100,000	100,462
[a,c]	PFP Ltd., Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.315%, 9/17/39	Bermuda	97,562	98,098
[a,c]	RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 6/25/54	United States	92,662	93,940
[a]	SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.353%, 8/25/62	United States	100,975	100,692
	UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States	118,434	112,696
	Verus Securitization Trust,
	[a] Series 2023-4, Class A1, 5.811%, 5/25/68	United States	72,537	72,780
	[a,c] Series 2022-7, Class A3, 5.35%, 7/25/67	United States	93,062	92,496
	[a] Series 2024-4, Class A3, 6.674%, 6/25/69	United States	90,449	91,255
	[a] Series 2024-3, Class A3, 6.845%, 4/25/69	United States	84,462	85,673
	Total Commercial Mortgage-Backed Securities (Cost $3,069,782)			3,140,837

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
	Western Asset Bond ETF		Expiration Date	Contracts	Notional Amount	Value
	Purchased Options 0.0%†
	3 Month SOFR 96.375 Call		12/12/25	10,000	$ 960,550	$ 2,700
	U.S. Treasury Bond 115.00 Call		1/24/25	2,000	227,688	1,657
	Total Purchased Option (Cost $5,368)					4,357
	Total Investments before Short-Term Investments (Cost $43,540,499)					43,647,896

		Country			Principal Amount*
	Short-Term Investments 1.0%
	Money Market Funds 1.0%
[e]	Invesco Government & Agency Portfolio, 3.87%	United States			407,754	407,754
	Total Short-Term Investments (Cost $407,754)					407,754
	Total Investments (Cost $43,948,253) 110.7%					44,055,650
	Other Assets, less Liabilities (10.7)%					(4,248,174)
	Net Assets 100.0%					$ 39,807,476
*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2024, the aggregate value of these securities was $7,784,602, representing 19.6% of net assets.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $1,597,623, representing 4.0% of net assets.
[c]Variable rate security. The rate shown represents the yield at period end.
[d]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[e]The rate shown is the annualized seven-day effective yield at period end.
At December 31, 2024, the Fund had the following centrally cleared credit default swap contracts outstanding.
Centrally Cleared Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Credit rate contracts
Intercontinental Exchange, Inc.	1.00%	Quarterly	12/20/29	$ 3,184,000	$ 72,130	$ 68,066	$ 4,064
							$4,064
At December 31, 2024, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Interest rate contracts
Chicago Mercantile Exchange	(3.15)%	Annually	5/15/48	$ 137,000	$ 20,238	$ 14,721	$ 5,517
Chicago Mercantile Exchange	(4.2)%	Annually	4/30/31	$ 2,809,000	$ (17,917)	$ (39,387)	$ 21,470
							$26,987

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, December 31, 2024 (unaudited) (continued)
At December 31, 2024, the Fund had the following futures contracts outstanding.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
3-Month CME Term SOFR	Long	24	$ 5,763,300	3/17/26	$ (4,177)
U.S. Treasury 10 Yr. Note	Long	41	4,458,750	3/20/25	(55,251)
U.S. Treasury 2 Yr. Note	Long	15	3,084,141	3/31/25	(1,830)
U.S. Treasury 5 Yr. Note	Long	62	6,590,891	3/31/25	(39,484)
U.S. Treasury Bond Long	Short	4	455,375	3/20/25	10,524
U.S. Treasury Bond Ultra	Short	6	713,438	3/20/25	32,138
U.S. Treasury Ultra 10 Yr. Note	Short	11	1,224,438	3/20/25	11,956
Total Futures Contracts					$(46,124)

*As of period end.
At December 31, 2024, the Fund had the following written  options contracts.
Written Options
Description	Expiration Date	Strike Price	Contracts	Notional Amount*	Value
Call Options Written
3 Month SOFR 96.87 Call	12/12/25	96.88	4	$ 960,550	$ 1,600
U.S. Treasury Bond 117.00 Call	1/24/25	117.00	2	227,688	656
(Premiums received—$2,757)
Total					$2,256
Put Options Written
3 Month SOFR 95.62 Put	6/13/25	95.63	4	960,550	400
U.S. Treasury Bond 110.00 Put	1/24/25	110.00	2	227,688	438
(Premiums received—$2,232)
Total					$838

*Notional amount denominated in U.S. dollars, unless otherwise noted.
Abbreviations
Selected Portfolio
CLO	–	Collateralized Loan Obligation
FRN	–	Floating Rate Note
SOFR	–	Secured Overnight Financing Rate
TBD	–	To Be Determined

Franklin Templeton ETF Trust
Notes to Schedules of Investments (unaudited)
1.  ORGANIZATION
Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-nine separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Franklin Systematic Style Premia ETF’s Schedule of Investments have been consolidated and include the accounts of the Fund, Franklin Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Systematic Style Premia ETF’s investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index, with the exception of BrandywineGLOBAL - Dynamic US Large Cap Value ETF, BrandywineGLOBAL - U.S. Fixed Income ETF, ClearBridge Sustainable Infrastructure ETF, Martin Currie Sustainable International Equity ETF, Western Asset Bond ETF, Franklin High Yield Corporate ETF, Franklin Dynamic Municipal Bond ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin Income Equity Focus ETF, Franklin U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Ultra Short Bond ETF and Franklin Income Focus ETF which are actively managed, thus they are not designed to track an index.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).
The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF , Franklin Senior Loan ETF and Franklin U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in  a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets  through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent  pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended December 31, 2024, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Emerging Market Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$558,995	$(558,940)	$—	$—	$55	55	$379
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$2,935,500	$(2,935,500)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$3,494,495	$(3,494,440)	$—	$—	$55	55	$379
Franklin Exponential Data ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$112,222	$119,752	$(201,201)	$—	$—	$30,773	30,773	$6,774
Franklin Focused Growth ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$223,033	$3,952,549	$(3,732,945)	$—	$—	$442,637	442,637	$89,617
Franklin FTSE Asia ex Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$4,086,525	$(4,068,558)	$—	$—	$17,967	17,967	$2,171
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$2,815,661	$(2,815,661)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$6,902,186	$(6,884,219)	$—	$—	$17,967	17,967	$2,171

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Australia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$1,799,435	$(1,797,006)	$—	$—	$2,429	2,429	$1,984
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$219,420	$(219,420)	$—	$—	$—	—	$44
Total Affiliated Securities	$—	$2,018,855	$(2,016,426)	$—	$—	$2,429	2,429	$2,028
Franklin FTSE Brazil ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$11,726,499	$(11,631,411)	$—	$—	$95,088	95,088	$12,738
Franklin FTSE Canada ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$10,639,629	$(10,628,330)	$—	$—	$11,299	11,299	$11,281
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$532,950	$(532,950)	$—	$—	$—	—	$—
Total Affiliated Securities	$—	$11,172,579	$(11,161,280)	$—	$—	$11,299	11,299	$11,281
Franklin FTSE China ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$9,513,433	$(9,511,947)	$—	$—	$1,486	1,486	$6,290
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$87,140	$(4,920)	$—	$—	$82,220	82,220	$524
Total Affiliated Securities	$—	$9,600,573	$(9,516,867)	$—	$—	$83,706	83,706	$6,814

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Europe ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$2,918,360	$(2,918,079)	$—	$—	$281	281	$4,342
Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$2	$561,968	$(561,893)	$—	$—	$77	77	$387
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$134,400	$(134,400)	$—	$—	$—	—	$—
Total Affiliated Securities	$2	$696,368	$(696,293)	$—	$—	$77	77	$387
Franklin FTSE Germany ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$600,947	$(600,947)	$—	$—	$—	—	$906
Franklin FTSE Hong Kong ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$502,023	$(501,921)	$—	$—	$102	102	$345
Franklin FTSE India ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$191,357,430	$(190,963,957)	$—	$—	$393,473	393,473	$348,762

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$512,091	$103,951,546	$(104,450,808)	$—	$—	$12,829	12,829	$147,935
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$8,014,193	$12,178,755	$(18,655,418)	$—	$—	$1,537,530	1,537,530	$18,063
Total Affiliated Securities	$8,526,284	$116,130,301	$(123,106,226)	$—	$—	$1,550,359	1,550,359	$165,998
Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$14,836	$6,764,674	$(6,460,625)	$—	$—	$318,885	318,885	$20,645
Franklin FTSE Latin America ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$3,244,607	$(3,174,519)	$—	$—	$70,088	70,088	$2,672
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$1,319,960	$(1,319,960)	$—	$—	$—	—	$343
Total Affiliated Securities	$—	$4,564,567	$(4,494,479)	$—	$—	$70,088	70,088	$3,015
Franklin FTSE Mexico ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$2,591,509	$(2,587,916)	$—	$—	$3,593	3,593	$2,814
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$46,800	$443,740	$(490,540)	$—	$—	$—	—	$2,395
Total Affiliated Securities	$46,800	$3,035,249	$(3,078,456)	$—	$—	$3,593	3,593	$5,209

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin FTSE Saudi Arabia ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$274,806	$(274,803)	$—	$—	$3	3	$138
Franklin FTSE South Korea ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$24,966,233	$(19,724,131)	$—	$—	$5,242,102	5,242,102	$16,653
Franklin FTSE Switzerland ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$1,115,722	$(1,114,739)	$—	$—	$983	983	$1,466
Franklin FTSE Taiwan ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$11,838,144	$(11,813,667)	$—	$—	$24,477	24,477	$10,772
Franklin FTSE United Kingdom ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$29,054,997	$(29,017,987)	$—	$—	$37,010	37,010	$24,529
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$3,108,680	$(3,108,680)	$—	$—	$—	—	$112
Total Affiliated Securities	$—	$32,163,677	$(32,126,667)	$—	$—	$37,010	37,010	$24,641
Franklin Income Focus ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$32,973,024	$(24,348,271)	$—	$—	$8,624,753	8,624,753	$—

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$54,642,138	$(54,571,736)	$—	$—	$70,402	70,402	$53,499
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$4,095,900	$19,707,789	$(23,803,689)	$—	$—	$—	—	$5,252
Total Affiliated Securities	$4,095,900	$74,349,927	$(78,375,425)	$—	$—	$70,402	70,402	$58,751
Franklin U.S. Core Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$9,292,075	$439,821,402	$(385,245,371)	$—	$—	$63,868,106	63,868,106	$3,227,359
Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$164,064	$1,216,321	$(1,331,489)	$—	$—	$48,896	48,896	$4,922
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$34,650	$(34,650)	$—	$—	$—	—	$45
Total Affiliated Securities	$164,064	$1,250,971	$(1,366,139)	$—	$—	$48,896	48,896	$4,967
Franklin U.S. Equity Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$1,132,943	$19,824,678	$(19,573,446)	$—	$—	$1,384,175	1,384,175	$95,170
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$93,105	$2,063,065	$(2,156,170)	$—	$—	$—	—	$2,499
Total Affiliated Securities	$1,226,048	$21,887,743	$(21,729,616)	$—	$—	$1,384,175	1,384,175	$97,669

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$2,867,178	$25,776,654	$(28,390,112)	$—	$—	$253,720	253,720	$137,134
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$—	$2,143,300	$(2,143,300)	$—	$—	$—	—	$—
Total Affiliated Securities	$2,867,178	$27,919,954	$(30,533,412)	$—	$—	$253,720	253,720	$137,134
Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$1,346,815	$20,677,229	$(20,275,748)	$—	$—	$1,748,296	1,748,296	$104,369
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$717,750	$143,755,290	$(141,616,463)	$—	$—	$2,856,577	2,856,577	$57,757
Total Affiliated Securities	$2,064,565	$164,432,519	$(161,892,211)	$—	$—	$4,604,873	4,604,873	$162,126
Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$78,668	$1,265,126	$(1,343,570)	$—	$—	$224	224	$2,350
								Income from Securities loaned
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$167,840	$2,252,794	$(2,405,859)	$—	$—	$14,775	14,775	$1,204
Total Affiliated Securities	$246,508	$3,517,920	$(3,749,429)	$—	$—	$14,999	14,999	$3,554
Franklin U.S. Treasury Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$4,216,490	$110,020,202	$(103,176,463)	$—	$—	$11,060,229	11,060,229	$617,505

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Ultra Short Bond ETF Non-Controlled Affiliates								Dividend Income
Institutional Fiduciary Trust - Money Market Portfolio, 4.18%	$1,574,767	$18,877,875	$(19,639,626)	$—	$—	$813,016	813,016	$152,614
4.  Securities Purchased on a Forward Commitment Basis
Certain or all Funds may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date.
At December 31, 2024, unfunded commitments were as follows:
Borrower	Unfunded Commitment
Franklin Senior Loan ETF
Air Comm Corp. LLC, due 12/11/2031	$241,138
Total	$241,138
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
BrandywineGLOBAL - Dynamic US Large Cap Value ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 109,099,278	$ —	$ —	$ 109,099,278
Short-Term Investments	1,425,686	—	—	1,425,686
Total Investments in Securities	$110,524,964	$—	$—	$110,524,964

	Level 1	Level 2	Level 3	Total
BrandywineGLOBAL - U.S. Fixed Income ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 459,862	$ —	$ 459,862
U.S. Government & Agency Securities	—	11,188,724	—	11,188,724
Short-Term Investments	247,876	—	—	247,876
Total Investments in Securities	$247,876	$11,648,586	$—	$11,896,462
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 23,307	$ —	$ —	$ 23,307
ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 8,835,510	$ —	$ —	$ 8,835,510
Short-Term Investments	139,335	—	—	139,335
Total Investments in Securities	$8,974,845	$—	$—	$8,974,845
Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 16,247,251	$ —	$ —	$ 16,247,251
Franklin Dynamic Municipal Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 3,285,416	$ 200,741	$ 3,486,157
Senior Floating Rate Interest	—	500,690	—	500,690
Municipal Bonds	—	410,599,119	—	410,599,119
Total Investments in Securities	$—	$414,385,225	$200,741	$414,585,966
Franklin Emerging Market Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 13,431,416	$ —	$ —[c]	$ 13,431,416
Short-Term Investments	55	—	—	55
Total Investments in Securities	$13,431,471	$—	$—	$13,431,471
Franklin Exponential Data ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 5,043,820	$ —	$ —	$ 5,043,820
Short-Term Investments	30,773	—	—	30,773
Total Investments in Securities	$5,074,593	$—	$—	$5,074,593
Franklin Focused Growth ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 117,397,180	$ —	$ —	$ 117,397,180
Short-Term Investments	442,637	—	—	442,637
Total Investments in Securities	$117,839,817	$—	$—	$117,839,817
Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 27,818,678	$ 1,770	$ 1,798	$ 27,822,246
Short-Term Investments	17,967	—	—	17,967
Total Investments in Securities	$27,836,645	$1,770	$1,798	$27,840,213

	Level 1	Level 2	Level 3	Total
Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 51,508,565	$ —	$ —	$ 51,508,565
Short-Term Investments	2,429	—	—	2,429
Total Investments in Securities	$51,510,994	$—	$—	$51,510,994
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 3,749	$ —	$ —	$ 3,749
Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 138,156,884	$ —	$ —	$ 138,156,884
Short-Term Investments	95,088	—	—	95,088
Total Investments in Securities	$138,251,972	$—	$—	$138,251,972
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 116,877	$ —	$ —	$ 116,877
Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Time Deposits	$ —	$ 365,735	$ —	$ 365,735
Equity Investments[b]	398,643,581	—	—[c]	398,643,581
Short-Term Investments	11,299	—	—	11,299
Total Investments in Securities	$398,654,880	$365,735	$—	$399,020,615
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 20,750	$ —	$ —	$ 20,750
Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 148,231,534	$ 39,338	$ 19,230	$ 148,290,102
Short-Term Investments	83,706	—	—	83,706
Total Investments in Securities	$148,315,240	$39,338	$19,230	$148,373,808
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 1,073	$ —	$ —	$ 1,073
Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 65,984,518	$ —	$ —[c]	$ 65,984,518
Short-Term Investments	281	—	—	281
Total Investments in Securities	$65,984,799	$—	$—	$65,984,799
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 11,611	$ —	$ —	$ 11,611
Franklin FTSE Eurozone ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 19,259,380	$ —	$ —[c]	$ 19,259,380
Short-Term Investments	77	—	—	77
Total Investments in Securities	$19,259,457	$—	$—	$19,259,457

	Level 1	Level 2	Level 3	Total
Franklin FTSE Eurozone ETF (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 1,037	$ —	$ —	$ 1,037
Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 24,964,372	$ —	$ —	$ 24,964,372
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 1,220	$ —	$ —	$ 1,220
Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 12,190,347	$ —	$ —	$ 12,190,347
Short-Term Investments	102	—	—	102
Total Investments in Securities	$12,190,449	$—	$—	$12,190,449
Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,732,078,461	$ —	$ —	$ 1,732,078,461
Short-Term Investments	393,473	—	—	393,473
Total Investments in Securities	$1,732,471,934	$—	$—	$1,732,471,934
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 45,106	$ —	$ —	$ 45,106
Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,940,162,793	$ —	$ —	$ 1,940,162,793
Short-Term Investments	1,550,359	—	—	1,550,359
Total Investments in Securities	$1,941,713,152	$—	$—	$1,941,713,152
Other Financial Instruments:
Futures Contracts	$ 7,307	$ —	$ —	$ 7,307
Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 77,977,678	$ —	$ —	$ 77,977,678
Short-Term Investments	318,885	—	—	318,885
Total Investments in Securities	$78,296,563	$—	$—	$78,296,563
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 3,676,041	$ —	$ 3,676,041
Futures Contracts	7,257	—	—	7,257
Total Other Financial Instruments	$7,257	$3,676,041	$—	$3,683,298
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 15,902	$ —	$ 15,902
Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 41,563,475	$ —	$ —	$ 41,563,475
Short-Term Investments	70,088	—	—	70,088
Total Investments in Securities	$41,633,563	$—	$—	$41,633,563

	Level 1	Level 2	Level 3	Total
Franklin FTSE Latin America ETF (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 37,753	$ —	$ —	$ 37,753
Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 77,464,680	$ —	$ —	$ 77,464,680
Short-Term Investments	3,593	—	—	3,593
Total Investments in Securities	$77,468,273	$—	$—	$77,468,273
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 2,331	$ —	$ —	$ 2,331
Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ —	$ —	$ —[c]	$ —
Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 17,701,957	$ —	$ —	$ 17,701,957
Short-Term Investments	3	—	—	3
Total Investments in Securities	$17,701,960	$—	$—	$17,701,960
Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 111,401,817	$ —	$ —	$ 111,401,817
Short-Term Investments	5,242,102	—	—	5,242,102
Total Investments in Securities	$116,643,919	$—	$—	$116,643,919
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 3,986	$ —	$ —	$ 3,986
Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 50,211,306	$ —	$ —	$ 50,211,306
Short-Term Investments	983	—	—	983
Total Investments in Securities	$50,212,289	$—	$—	$50,212,289
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 15,902	$ —	$ —	$ 15,902
Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 384,601,071	$ —	$ —	$ 384,601,071
Short-Term Investments	24,477	—	—	24,477
Total Investments in Securities	$384,625,548	$—	$—	$384,625,548
Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 659,946,116	$ —	$ —[c]	$ 659,946,116
Short-Term Investments	37,010	—	—	37,010
Total Investments in Securities	$659,983,126	$—	$—	$659,983,126

	Level 1	Level 2	Level 3	Total
Franklin FTSE United Kingdom ETF (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 13,326	$ —	$ —	$ 13,326
Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 12,893,745	$ —	$ —[c]	$ 12,893,745
Franklin High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 567,412,620	$ —[c]	$ 567,412,620
Senior Floating Rate Interests	—	5,717,805	—	5,717,805
Municipal Bonds	—	1,575,964	—	1,575,964
Equity Investments[b]	804,269	—	—	804,269
U.S. Government & Agency Securities	—	6,443,496	—	6,443,496
Total Investments in Securities	$804,269	$581,149,885	$—	$581,954,154
Franklin Income Equity Focus ETF
Assets:
Investments in Securities:[a]
Equity-Linked Securities	$ —	$ 29,407,991	$ —	$ 29,407,991
Equity Investments[b]	59,572,030	1,915,472	—	61,487,502
U.S. Government & Agency Securities	—	149,965	—	149,965
Total Investments in Securities	$59,572,030	$31,473,428	$—	$91,045,458
Franklin Income Focus ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 146,607,767	$ —	$ 146,607,767
Equity-Linked Securities	—	52,670,183	—	52,670,183
Equity Investments[b]	151,968,634	—	—	151,968,634
U.S. Government & Agency Securities	—	52,919,689	—	52,919,689
Short-Term Investments	8,624,753	—	—	8,624,753
Total Investments in Securities	$160,593,387	$252,197,639	$—	$412,791,026
Other Financial Instruments:
Put Option Written	$ 900	$ —	$ —	$ 900
Liabilities:
Other Financial Instruments:
Call Options Written	$ 5,760	$ —	$ —	$ 5,760
Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 30,002,978	$ —	$ —[c]	$ 30,002,978
Franklin International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$ —	$ 539,549,444	$ —	$ 539,549,444
Corporate Bonds & Notes	—	13,067,192	—	13,067,192
U.S. Government & Agency Securities	—	22,079,847	—	22,079,847
Total Investments in Securities	$—	$574,696,483	$—	$574,696,483
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 22,608,607	$ —	$ 22,608,607
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 293,503	$ —	$ 293,503

	Level 1	Level 2	Level 3	Total
Franklin International Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 968,818,994	$ —	$ —	$ 968,818,994
Short-Term Investments	70,402	—	—	70,402
Total Investments in Securities	$968,889,396	$—	$—	$968,889,396
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 104,912	$ —	$ —	$ 104,912
Franklin Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 526,208,671	$ —	$ 526,208,671
U.S. Government & Agency Securities	—	16,588,148	—	16,588,148
Total Investments in Securities	$—	$542,796,819	$—	$542,796,819
Franklin Municipal Green Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$ —	$ 102,691,922	$ —	$ 102,691,922
Franklin Senior Loan ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 30,262,715	$ —	$ 30,262,715
Senior Floating Rate Interests	—	619,367,388	—	619,367,388
Asset-Backed Securities	—	2,006,533	—	2,006,533
Exchange-Traded Funds	8,540,239	—	—	8,540,239
Equity Investments[b]	339,731	—	—	339,731
U.S. Government & Agency Securities	—	114,693,232	—	114,693,232
Total Investments in Securities	$8,879,970	$766,329,868	$—	$775,209,838
Other Financial Instruments:
Unfunded Loan Commitment	$ —	$ 247	$ —	$ 247
Franklin Systematic Style Premia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 121,459,146	$ —	$ —[c]	$ 121,459,146
Short-Term Investments	158,780,146	—	—	158,780,146
Total Investments in Securities	$280,239,292	$—	$—	$280,239,292
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 1,608,520	$ —	$ 1,608,520
Futures Contracts	3,549,707	—	—	3,549,707
Swap Contracts	—	3,945,046	—	3,945,046
Total Other Financial Instruments	$3,549,707	$5,553,566	$—	$9,103,273
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$ —	$ 2,552,954	$ —	$ 2,552,954
Futures Contracts	2,232,847	—	—	2,232,847
Total Other Financial Instruments	$2,232,847	$2,552,954	$—	$4,785,801

	Level 1	Level 2	Level 3	Total
Franklin U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 625,764,970	$ —	$ 625,764,970
Municipal Bonds	—	18,347,492	—	18,347,492
Foreign Government and Agency Securities	—	15,098,874	—	15,098,874
Asset-Backed Security	—	6,147,862	—	6,147,862
Commercial Mortgage-Backed Securities	—	35,766,685	—	35,766,685
U.S. Government & Agency Securities	—	1,543,397,361	—	1,543,397,361
Short-Term Investments	63,868,106	—	—	63,868,106
Total Investments in Securities	$63,868,106	$2,244,523,244	$—	$2,308,391,350
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 578,449	$ —	$ —	$ 578,449
Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 45,251,053	$ —	$ —[c]	$ 45,251,053
Short-Term Investments	48,896	—	—	48,896
Total Investments in Securities	$45,299,949	$—	$—	$45,299,949
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 3,287	$ —	$ —	$ 3,287
Franklin U.S. Equity Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,217,839,062	$ —	$ —[c]	$ 1,217,839,062
Short-Term Investments	1,384,175	—	—	1,384,175
Total Investments in Securities	$1,219,223,237	$—	$—	$1,219,223,237
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 948	$ —	$ —	$ 948
Franklin U.S. Large Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,465,723,690	$ —	$ —	$ 1,465,723,690
Short-Term Investments	253,720	—	—	253,720
Total Investments in Securities	$1,465,977,410	$—	$—	$1,465,977,410
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 32,796	$ —	$ —	$ 32,796
Franklin U.S. Mid Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 1,282,041,308	$ —	$ —	$ 1,282,041,308
Short-Term Investments	4,604,873	—	—	4,604,873
Total Investments in Securities	$1,286,646,181	$—	$—	$1,286,646,181
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 492	$ —	$ —	$ 492

	Level 1	Level 2	Level 3	Total
Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 41,610,566	$ —	$ —	$ 41,610,566
Short-Term Investments	14,999	—	—	14,999
Total Investments in Securities	$41,625,565	$—	$—	$41,625,565
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 1,422	$ —	$ —	$ 1,422
Franklin U.S. Treasury Bond ETF
Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$ —	$ 831,279,394	$ —	$ 831,279,394
Short-Term Investments	11,060,229	—	—	11,060,229
Total Investments in Securities	$11,060,229	$831,279,394	$—	$842,339,623
Franklin Ultra Short Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 18,889,173	$ —	$ 18,889,173
Short-Term Investments	813,016	4,989,110	—	5,802,126
Total Investments in Securities	$813,016	$23,878,283	$—	$24,691,299
Martin Currie Sustainable International Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$ 25,771,950	$ —	$ —	$ 25,771,950
Western Asset Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$ —	$ 16,372,768	$ —	$ 16,372,768
Senior Floating Rate Interests	—	75,616	—	75,616
Mortgage-Backed Securities	—	102,821	—	102,821
Foreign Government and Agency Securities	—	372,051	—	372,051
Asset-Backed Securities	—	3,038,782	—	3,038,782
Call Options Purchased	4,357	—	—	4,357
Residential Mortgage-Backed Securities	—	485,363	—	485,363
Commercial Mortgage-Backed Securities	—	3,140,837	—	3,140,837
U.S. Government & Agency Securities	—	20,055,301	—	20,055,301
Short-Term Investments	407,754	—	—	407,754
Total Investments in Securities	$412,111	$43,643,539	$—	$44,055,650
Other Financial Instruments:
Futures Contracts	$ 54,618	$ —	$ —	$ 54,618
Interest Rate Swaps - CCP	—	26,987	—	26,987
Credit Default Swap Contracts	—	4,064	—	4,064
Total Other Financial Instruments	$54,618	$31,051	$—	$85,669
Liabilities:
Other Financial Instruments:
Futures Contracts	$ 100,742	$ —	$ —	$ 100,742
Put Options Written	838	—	—	838
Call Options Written	2,256	—	—	2,256
Total Other Financial Instruments	$103,836	$—	$—	$103,836
[a]For detailed categories, see the accompanying Schedules of Investments.
[b]Includes common and preferred stocks, warrants, as well as other equity investments.
[c]Includes securities determined to have no value at December 31, 2024.

6.  INVESTMENTS IN FLSP HOLDINGS CORPORATION
Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At December 31, 2024, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. At December 31, 2024, the net assets of the FLSP Holdings Corporation were $7,344,712 representing 2.44% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.